Consolidated Schedule of Investments
(unaudited)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Australia — 0.2%
(a)(b)
Household Capital RMBS, Series 2025-
1, Class A, (3-mo. ASX Australia
Bank Bill Short Term Rates Mid
at 0.00% Floor + 1.90%), 5.63%,
07/21/87 ................. AUD 5,301 $ 3,629,274
Latitude Australia Credit Card Master
Trust
Series 2025-1, Class A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.15%), 5.20%, 11/23/37 ..... 16,998 11,741,726
Series 2025-1, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.40%), 5.45%, 11/23/37 ..... 6,791 4,685,263
Series 2026-1, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.65%), 1.00%, 09/22/38 .... 822 564,372
Series 2026-1, Class D, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.85%), 1.00%, 09/22/38 .... 1,501 1,032,187
Liberty, Series 2024-1A, Class A, (1-mo.
ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.20%),
5.25%, 05/25/32 ............ 1,427 986,962
Metro Finance Trust
Series 2025-1, Class A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.17%), 5.12%, 10/15/31 .... 14,086 9,740,238
Series 2025-1, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.55%), 5.50%, 10/15/31 .... 1,640 1,133,713
Series 2025-1, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.90%), 5.85%, 10/15/31 .... 500 347,131
Panorama Auto Trust
Series 2025-1, Class A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
0.97%), 4.92%, 03/15/33 .... 8,484 5,851,033
Series 2025-1, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.35%), 5.30%, 03/15/33 .... 8,483 5,852,436
Series 2025-1, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.55%), 5.50%, 03/15/33 .... 1,724 1,190,544
Series 2025-1, Class E, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
3.40%), 7.35%, 03/15/33 .... 500 347,586
Series 2025-3, Class A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
0.87%), 4.82%, 09/15/33 .... 10,754 7,399,659
Series 2025-3, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.15%), 5.10%, 09/15/33 .... 4,803 3,293,218
Security
Par (000)
Par (000) Value
Australia (continued)
Series 2025-3, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.35%), 5.30%, 09/15/33 .... AUD 3,242 $ 2,229,504
Series 2025-4, Class A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
0.93%), 4.99%, 04/20/34 .... 23,134 15,933,984
Series 2025-4, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.35%), 5.41%, 04/20/34 .... 5,716 3,943,738
Series 2025-4, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.50%), 5.56%, 04/20/34 .... 3,646 2,512,388
Series 2026-1, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.50%), 5.62%, 03/15/34 .... 2,395 1,647,787
RAF ABS
Series 2025-1, Class A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
0.95%), 4.80%, 12/09/31 .... 10,350 7,137,185
Series 2025-1, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.25%), 5.10%, 12/09/31 .... 1,250 861,213
Series 2025-1, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.45%), 5.31%, 12/09/31 .... 700 482,690
92,543,831
Bermuda — 0.1%
(a)(c)
AREIT Ltd., Series 2023-CRE8, Class
A, (1-mo. CME Term SOFR at 2.11%
Floor + 2.11%), 5.79%, 08/17/41 . USD 1,697 1,696,052
OHA Credit Funding 11 Ltd., Series
2022-11A, Class ER, (3-mo. CME
Term SOFR at 5.40% Floor +
5.40%), 9.07%, 07/19/37 ....... 250 246,708
OHA Credit Funding 13 Ltd., Series
2022-13A, Class ER, (3-mo. CME
Term SOFR at 5.40% Floor +
5.40%), 9.07%, 07/20/37 ....... 7,675 7,541,882
RR 24 Ltd.
Series 2022-24A, Class A1A2, (3-
mo. CME Term SOFR at 1.31%
Floor + 1.31%), 4.98%, 01/15/37 2,000 2,000,317
Series 2022-24A, Class SUB,
0.00%, 01/15/2123 ........ 9,750 4,350,645
RR 27 Ltd., Series 2023-27A, Class
A1AR, (3-mo. CME Term SOFR
at 1.23% Floor + 1.23%), 4.90%,
10/15/40 ................. 7,750 7,746,216
RR 33 Ltd., Series 2024-33A, Class
A1B, (3-mo. CME Term SOFR
at 1.58% Floor + 1.58%), 5.25%,
10/15/39 ................. 2,000 1,995,814
Symphony CLO 39 Ltd., Series 2023-
39A, Class AR, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%),
5.00%, 01/25/38 ............ 1,500 1,500,339

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Bermuda (continued)
Symphony CLO 40 Ltd.
Series 2023-40A, Class AR, (3-mo.
CME Term SOFR at 1.31% Floor
+ 1.31%), 4.98%, 01/05/38 ... USD 2,100 $ 2,100,748
Series 2023-40A, Class D1R, (3-mo.
CME Term SOFR at 2.65% Floor
+ 2.65%), 6.32%, 01/05/38 ... 1,840 1,823,755
Trinitas CLO XXIII Ltd.
Series 2023-23A, Class A1R, (3-mo.
CME Term SOFR at 1.31% Floor
+ 1.31%), 4.98%, 10/20/38 ... 3,750 3,750,568
Series 2023-23A, Class D1R, (3-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 6.57%, 10/20/38 ... 2,000 1,988,164
Trinitas CLO XXIV Ltd., Series 2024-
24A, Class E, (3-mo. CME Term
SOFR at 7.34% Floor + 7.34%),
11.01%, 04/25/37 ........... 5,000 4,911,742
Trinitas CLO XXV Ltd.
Series 2023-25A, Class A1R, (3-mo.
CME Term SOFR at 1.24% Floor
+ 1.24%), 4.91%, 01/23/39 ... 3,500 3,497,297
Series 2023-25A, Class CR, (3-mo.
CME Term SOFR at 1.95% Floor
+ 1.95%), 5.62%, 01/23/39 ... 2,000 2,004,143
47,154,390
Cayman Islands — 5.5%
1988 CLO 3 Ltd., Series 2023-3A,
Class A1R, (3-mo. CME Term SOFR
at 1.25% Floor + 1.25%), 5.15%,
10/15/38
(a)(c)
............... 4,750 4,731,272
AB BSL CLO 3 Ltd., Series 2021-3A,
Class A1R, (3-mo. CME Term SOFR
at 1.25% Floor + 1.25%), 4.92%,
04/20/38
(a)(c)
............... 3,000 2,999,339
ABPCI DIRECT LENDING FUND CLO
V Ltd., Series 2019-5A, Class A1RR,
(3-mo. CME Term SOFR at 2.20%
Floor + 2.20%), 5.87%, 01/20/36
(a)(c)
6,250 6,265,608
Abry Liquid Credit CLO Ltd., Series
2025-2A, Class A1, (3-mo. CME
Term SOFR at 1.31% Floor +
1.31%), 4.99%, 01/15/38
(a)(c)
.... 2,000 2,000,577
ACREC LLC, Series 2026-FL4, Class
A, (1-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.13%, 01/18/43
(a)(c)
7,000 6,979,283
AGL CLO 11 Ltd.
(a)(c)
Series 2021-11A, Class A1R, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 4.94%, 10/15/38 ... 1,510 1,509,781
Series 2021-11A, Class D1R, (3-mo.
CME Term SOFR at 2.85% Floor
+ 2.85%), 6.52%, 10/15/38 ... 750 720,324
AGL CLO 19 Ltd., Series 2022-19A,
Class D2R, (3-mo. CME Term SOFR
at 4.40% Floor + 4.40%), 8.07%,
07/21/38
(a)(c)
............... 1,000 949,740
AGL CLO 37 Ltd., Series 2024-37A,
Class A1, (3-mo. CME Term SOFR
at 1.24% Floor + 1.24%), 4.91%,
04/22/38
(a)(c)
............... 4,000 3,996,681
AGL CLO 40 Ltd., Series 2025-40A,
Class A1, (3-mo. CME Term SOFR
at 1.24% Floor + 1.24%), 4.91%,
07/22/38
(a)(c)
............... 3,750 3,746,998
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
AGL CLO 42 Ltd., Series 2025-42A,
Class A1, (3-mo. CME Term SOFR
at 1.30% Floor + 1.30%), 4.97%,
07/22/38
(a)(c)
............... USD 2,520 $ 2,520,506
AGL CLO 5 Ltd., Series 2020-5A, Class
D2R3, (3-mo. CME Term SOFR
at 3.95% Floor + 3.95%), 7.71%,
01/20/39
(a)(c)
............... 350 333,070
AGL CLO 6 Ltd., Series 2020-6A, Class
A1R2, (3-mo. CME Term SOFR
at 1.28% Floor + 1.28%), 4.95%,
04/20/38
(a)(c)
............... 2,900 2,900,473
AGL Core CLO 36 Ltd.
(a)(c)
Series 2024-36A, Class A, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 4.95%, 01/23/38 ... 2,500 2,499,391
Series 2024-36A, Class X, (3-mo.
CME Term SOFR at 0.95% Floor
+ 0.95%), 4.62%, 01/23/38 ... 990 989,975
AIMCO CLO
(a)(c)
Series 2015-AA, Class A1R4, (3-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 4.92%, 10/17/38 ... 3,686 3,682,318
Series 2018-AA, Class AR, (3-mo.
CME Term SOFR at 1.31% Floor
+ 1.31%), 4.98%, 10/17/37 ... 7,255 7,257,558
Series 2018-BA, Class ER, (3-mo.
CME Term SOFR at 6.30% Floor
+ 6.30%), 9.97%, 04/16/37 ... 1,000 1,000,000
AIMCO CLO 10 Ltd., Series 2019-10A,
Class SUB, 0.00%, 07/22/32
(a)(c)
.. 2,250 934,245
AIMCO CLO 11 Ltd., Series 2020-11A,
Class A1R2, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%),
5.01%, 07/17/37
(a)(c)
.......... 5,750 5,750,752
AIMCO CLO 14 Ltd.
(a)(c)
Series 2021-14A, Class D2R, (3-mo.
CME Term SOFR at 3.75% Floor
+ 3.70%), 7.37%, 10/20/38 ... 2,000 1,972,207
Series 2021-14A, Class SUB,
0.00%, 10/20/38 .......... 20,000 12,010,000
AIMCO CLO 23 Ltd., Series 2025-23A,
Class A, (3-mo. CME Term SOFR
at 1.13% Floor + 1.13%), 4.80%,
04/20/38
(a)(c)
............... 459 457,528
AIMCO CLO 27 Ltd.
(a)(c)(d)
Series 2026-27A, Class A1, (3-mo.
CME Term SOFR at 1.14% Floor
+ 1.14%), 0.00%, 04/20/39 ... 50,000 49,900,000
Series 2026-27A, Class SUB,
0.00%, 04/20/39 .......... 44,460 40,014,000
Allegro CLO XII Ltd., Series 2020-1A,
Class A1R, (3-mo. CME Term SOFR
at 1.44% Floor + 1.44%), 5.11%,
07/21/37
(a)(c)
............... 3,200 3,200,548
ALM VII Ltd., Series 2012-7A, Class
SUB, 0.00%, 10/15/2116
(a)(c)(d)(e)(f)
. 12,160 1
AMMC CLO 25 Ltd., Series 2022-25A,
Class A1R2, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%),
4.97%, 10/15/38
(a)(c)
.......... 4,650 4,650,056
AMMC CLO 27 Ltd., Series 2022-27A,
Class A1R, (3-mo. CME Term SOFR
at 1.08% Floor + 1.08%), 4.75%,
01/20/37
(a)(c)
............... 3,750 3,742,358

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Anchorage Capital CLO 11 Ltd., Series
2019-11A, Class DR2, (3-mo.
CME Term SOFR at 3.75% Floor +
3.75%), 7.42%, 07/22/37
(a)(c)
.... USD 2,500 $ 2,447,493
Anchorage Capital CLO 15 Ltd., Series
2020-15A, Class A1R2, (3-mo.
CME Term SOFR at 1.41% Floor +
1.41%), 5.08%, 07/20/38
(a)(c)
.... 7,250 7,252,663
Anchorage Capital CLO 17 Ltd., Series
2021-17A, Class A1R, (3-mo.
CME Term SOFR at 1.23% Floor +
1.23%), 4.90%, 02/15/38
(a)(c)
.... 7,000 6,992,468
Anchorage Capital CLO 18 Ltd.,
Series 2021-18A, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor +
1.41%), 5.08%, 04/15/34
(a)(c)
.... 5,100 5,100,576
Anchorage Capital CLO 19 Ltd., Series
2021-19A, Class A1R, (3-mo.
CME Term SOFR at 1.35% Floor +
1.35%), 5.02%, 10/15/38
(a)(c)
.... 9,750 9,758,435
Anchorage Capital CLO 29 Ltd.,
Series 2024-29A, Class E, (3-mo.
CME Term SOFR at 6.84% Floor +
6.84%), 10.51%, 07/20/37
(a)(c)
.... 1,250 1,238,443
Anchorage Capital CLO 30 Ltd.
(a)(c)
Series 2024-30A, Class A1, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 4.97%, 01/20/37 ... 6,000 6,000,273
Series 2024-30A, Class B, (3-mo.
CME Term SOFR at 1.75% Floor
+ 1.75%), 5.42%, 01/20/37 ... 1,375 1,375,290
Anchorage Capital CLO 31 Ltd.
(a)(c)
Series 2025-31A, Class A1, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 5.06%, 10/20/38 ... 39,750 39,759,429
Series 2025-31A, Class D1, (3-mo.
CME Term SOFR at 2.85% Floor
+ 2.85%), 6.61%, 10/20/38 ... 2,000 1,998,779
Anchorage Capital CLO 37 Ltd.,
Series 2026-37A, Class D, (3-mo.
CME Term SOFR at 3.10% Floor +
3.10%), 6.81%, 04/20/39
(a)(c)
.... 2,185 2,185,000
Anchorage Capital CLO 7 Ltd.
(a)(c)
Series 2015-7A, Class AR3, (3-mo.
CME Term SOFR at 1.56% Floor
+ 1.56%), 5.23%, 04/28/37 ... 22,000 22,010,710
Series 2015-7A, Class DR3, (3-mo.
CME Term SOFR at 3.80% Floor
+ 3.80%), 7.47%, 04/28/37 ... 8,860 8,666,229
Anchorage Capital CLO 9 Ltd., Series
2016-9X, Class SUB, 0.00%,
01/15/29
(a)(b)
............... 7,500 1,184,111
Anchorage Capital CLO Ltd., Series
2026-22A, Class AR4, (3-mo.
CME Term SOFR at 1.23% Floor +
1.23%), 4.81%, 01/20/39
(a)(c)
.... 22,500 22,485,582
Anchorage Credit Funding 10 Ltd.,
Series 2020-10A, Class AV, 3.62%,
04/25/38
(c)
................ 20,573 20,229,245
Anchorage Credit Funding 12 Ltd.,
Series 2020-12A, Class A1, 3.18%,
10/25/38
(c)
................ 19,028 18,496,268
Anchorage Credit Funding 13 Ltd.,
Series 2021-13A, Class A1, 2.88%,
07/27/39
(c)
................ 25,970 25,240,134
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Anchorage Credit Funding 14 Ltd.
(c)
Series 2021-14A, Class A, 3.00%,
01/21/40 ............... USD 20,750 $ 20,106,399
Series 2021-14A, Class SUB,
0.00%, 01/21/40
(a)
......... 10,000 5,716,620
Anchorage Credit Funding 3 Ltd.
(c)
Series 2016-3A, Class A1R, 2.87%,
01/28/39 ............... 22,000 21,094,480
Series 2016-3A, Class A2R, (3-mo.
CME Term SOFR at 2.10% Floor
+ 2.36%), 6.03%, 01/28/39
(a)
.. 4,045 4,052,029
Series 2016-3A, Class SUBR,
0.00%, 01/28/39
(a)
......... 7,500 4,049,010
Anchorage Credit Funding 4 Ltd.,
Series 2016-4A, Class AR, 2.72%,
04/27/39
(c)
................ 14,250 13,764,118
Anchorage Credit Funding 8 Ltd.,
Series 2019-8A, Class A, 4.43%,
07/25/37
(c)
................ 6,359 6,344,232
Anchorage Credit Funding 9 Ltd.,
Series 2019-9A, Class AV, 3.79%,
10/25/37
(c)
................ 4,701 4,695,927
Antares CLO Ltd.
(a)(c)
Series 2018-1A, Class A1R, (3-mo.
CME Term SOFR at 1.37% Floor
+ 1.37%), 5.04%, 04/20/38 ... 4,970 4,978,432
Series 2018-3A, Class A1R, (3-mo.
CME Term SOFR at 1.59% Floor
+ 1.59%), 5.26%, 07/20/36 ... 7,000 6,986,654
Series 2018-3A, Class A2R, (3-mo.
CME Term SOFR at 1.80% Floor
+ 1.80%), 5.47%, 07/20/36 ... 3,600 3,600,701
Series 2019-2A, Class A1R, (3-mo.
CME Term SOFR at 1.95% Floor
+ 1.95%), 5.62%, 01/23/36 ... 16,470 16,502,421
Apidos CLO LIII, Series 2025-53A,
Class A1, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 4.99%,
07/20/38
(a)(c)
............... 9,750 9,756,897
Apidos CLO LIV
(a)(c)
Series 2025-54A, Class A1, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 4.97%, 10/20/38 ... 3,540 3,540,712
Series 2025-54A, Class D1, (3-mo.
CME Term SOFR at 2.65% Floor
+ 2.65%), 6.32%, 10/20/38 ... 3,000 2,978,505
Series 2025-54A, Class D2, (3-mo.
CME Term SOFR at 3.90% Floor
+ 3.90%), 7.57%, 10/20/38 ... 750 751,465
Apidos CLO LV, Series 2025-55A,
Class A1, (3-mo. CME Term SOFR
at 1.21% Floor + 1.21%), 4.93%,
01/20/39
(a)(c)
............... 1,030 1,029,095
Apidos CLO XXXI, Series 2019-31A,
Class AR2, (3-mo. CME Term SOFR
at 1.17% Floor + 1.17%), 4.84%,
04/15/39
(a)(c)
............... 2,000 1,996,450
Apidos CLO XXXIX Ltd.
(a)(c)
Series 2022-39A, Class A1R, (3-mo.
CME Term SOFR at 1.23% Floor
+ 1.23%), 4.90%, 10/21/38 ... 1,420 1,419,274
Series 2022-39A, Class D1R, (3-mo.
CME Term SOFR at 2.60% Floor
+ 2.60%), 6.27%, 10/21/38 ... 2,500 2,415,940

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Apidos CLO XXXVII, Series 2021-37A,
Class E, (3-mo. CME Term SOFR
at 6.30% Floor + 6.56%), 10.23%,
10/22/34
(a)(c)
............... USD 850 $ 844,124
Apidos Loan Fund Ltd., Series 2024-1A,
Class A1R, (3-mo. CME Term SOFR
at 1.25% Floor + 1.25%), 4.92%,
10/25/38
(a)(c)
............... 240 239,760
Arbor Realty Collateralized Loan
Obligation Ltd., Series 2025-BTR1,
Class A, (1-mo. CME Term SOFR
at 1.93% Floor + 1.93%), 5.60%,
01/20/41
(a)(c)
............... 2,471 2,470,377
AREIT Ltd.
(a)(c)
Series 2024-CRE9, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 5.36%, 05/17/41 ... 4,833 4,830,956
Series 2025-CRE10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.07%, 12/17/29 ... 3,710 3,700,294
Ares Loan Funding I Ltd.
(a)(c)
Series 2021-ALFA, Class AR, (3-mo.
CME Term SOFR at 1.17% Floor
+ 1.17%), 4.84%, 04/15/39 ... 6,750 6,737,926
Series 2021-ALFA, Class D2R, (3-
mo. CME Term SOFR at 4.00%
Floor + 4.00%), 7.67%, 04/15/39 1,000 967,095
Series 2021-ALFA, Class ER, (3-mo.
CME Term SOFR at 5.10% Floor
+ 5.10%), 8.77%, 04/15/39 ... 1,750 1,749,969
Series 2021-ALFA, Class SUB,
0.00%, 10/15/34 .......... 27,870 9,535,999
Ares Loan Funding IX Ltd.
(a)(c)
Series 2025-ALF9A, Class A1, (3-
mo. CME Term SOFR at 1.18%
Floor + 1.18%), 4.85%, 03/31/38 12,850 12,823,886
Series 2025-ALF9A, Class E, (3-mo.
CME Term SOFR at 5.00% Floor
+ 5.00%), 8.67%, 03/31/38 ... 3,250 3,193,230
Ares Loan Funding VIII Ltd., Series
2024-ALF8, Class A1, (3-mo. CME
Term SOFR at 1.25% Floor +
1.25%), 4.92%, 01/24/38
(a)(c)
.... 22,750 22,735,081
Ares LXIII CLO Ltd., Series 2022-63A,
Class A1R, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 4.98%,
10/15/38
(a)(c)
............... 2,750 2,751,511
Ares LXXIV CLO Ltd., Series 2024-74A,
Class C, (3-mo. CME Term SOFR
at 1.90% Floor + 1.90%), 5.57%,
10/15/36
(a)(c)
............... 2,000 2,002,455
ARES LXXIX CLO Ltd., Series 2026-
79A, Class A1, (3-mo. CME Term
SOFR at 1.19% Floor + 1.19%),
4.86%, 04/20/39
(a)(c)
.......... 8,250 8,234,815
Ares LXXVII CLO Ltd., Series 2025-
77A, Class A1, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%),
4.99%, 07/15/38
(a)(c)
.......... 2,000 2,001,390
Ares XLI CLO Ltd., Series 2016-41A,
Class AR2, (3-mo. CME Term SOFR
at 1.07% Floor + 1.33%), 5.00%,
04/15/34
(a)(c)
............... 3,000 3,000,153
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Ares XLIII CLO Ltd., Series 2017-43A,
Class ER2, (3-mo. CME Term SOFR
at 6.00% Floor + 6.00%), 9.67%,
01/15/38
(a)(c)
............... USD 1,000 $ 963,229
Ares XLIV CLO Ltd., Series 2017-44A,
Class CRR, (3-mo. CME Term
SOFR at 2.75% Floor + 2.75%),
6.42%, 04/15/34
(a)(c)
.......... 2,670 2,628,625
Arini US CLO II Ltd., Series 2A, Class
A, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.07%, 03/31/38
(a)(c)
4,750 4,752,645
Arini US CLO III Ltd., Series 3A, Class
A, (3-mo. CME Term SOFR at 1.27%
Floor + 1.27%), 5.19%, 01/15/39
(a)(c)
3,080 3,078,970
Arini US CLO IV Ltd., Series 4A, Class
A, (3-mo. CME Term SOFR at 1.26%
Floor + 1.26%), 4.93%, 01/15/39
(a)(c)
3,000 2,999,207
Arini US CLO V Ltd.
(a)(c)(d)
Series 5A, Class C, (3-mo. CME
Term SOFR at 1.80% Floor +
1.80%), 0.00%, 04/15/39 .... 1,000 1,000,000
Series 5A, Class D, (3-mo. CME
Term SOFR at 2.95% Floor +
2.95%), 0.00%, 04/15/39 .... 1,000 1,000,000
Atrium XV, Series 15A, Class D1R,
(3-mo. CME Term SOFR at 3.30%
Floor + 3.30%), 6.97%, 07/16/37
(a)(c)
1,450 1,400,641
Bain Capital Credit CLO Ltd.
(a)(c)
Series 2018-2A, Class BR, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.55%), 5.22%, 07/19/31 ... 2,500 2,499,264
Series 2021-7A, Class A1R, (3-mo.
CME Term SOFR at 0.98% Floor
+ 0.98%), 4.65%, 01/22/35 ... 4,200 4,189,169
Series 2024-6A, Class A1, (3-mo.
CME Term SOFR at 1.33% Floor
+ 1.33%), 5.00%, 01/21/38 ... 1,330 1,330,000
Ballyrock CLO 14 Ltd.
(a)(c)
Series 2020-14A, Class A1AR, (3-
mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.05%, 07/20/37 10,036 10,038,830
Series 2020-14A, Class BR, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.00%), 5.67%, 07/20/37 ... 250 250,724
Ballyrock CLO 20 Ltd.
(a)(c)
Series 2022-20A, Class BR3, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.32%, 10/15/36 ... 1,500 1,495,392
Series 2022-20A, Class C1R3, (3-
mo. CME Term SOFR at 2.80%
Floor + 2.80%), 6.47%, 10/15/36 1,500 1,481,371
Ballyrock CLO 29 Ltd.
(a)(c)
Series 2025-29A, Class A1A, (3-mo.
CME Term SOFR at 1.32% Floor
+ 1.32%), 4.99%, 07/25/38 ... 500 500,250
Series 2025-29A, Class D, (3-mo.
CME Term SOFR at 5.15% Floor
+ 5.15%), 8.82%, 07/25/38 ... 2,700 2,638,846
Ballyrock CLO 32 Ltd., (3-mo. CME
Term SOFR + 1.21%), 4.88%,
01/25/39
(a)(c)
............... 3,000 2,996,270
Barings CLO Ltd., Series 2015-IA,
Class BR, (3-mo. CME Term SOFR
at 1.40% Floor + 1.66%), 5.33%,
01/20/31
(a)(c)
............... 90 89,870

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Battalion CLO VIII Ltd., Series 2015-8A,
Class BR3, (3-mo. CME Term SOFR
at 1.25% Floor + 1.25%), 4.92%,
07/18/30
(a)(c)
............... USD 2,000 $ 1,994,519
Battalion CLO X Ltd., Series 2016-10A,
Class A1R3, (3-mo. CME Term
SOFR at 1.14% Floor + 1.14%),
4.81%, 01/24/35
(a)(c)
.......... 4,741 4,739,019
BBAM US CLO I Ltd., Series 2022-1A,
Class AR, (3-mo. CME Term SOFR
at 1.20% Floor + 1.20%), 4.87%,
03/30/38
(a)(c)
............... 4,555 4,548,152
BBAM US CLO VI Ltd., Series 2025-6A,
Class A1, (3-mo. CME Term SOFR
at 1.25% Floor + 1.25%), 5.06%,
01/27/39
(a)(c)
............... 4,750 4,747,988
Benefit Street Partners CLO 42 Ltd.,
Series 2025-42A, Class A, (3-mo.
CME Term SOFR at 1.30% Floor +
1.30%), 4.97%, 10/25/38
(a)(c)
.... 6,750 6,749,901
Benefit Street Partners CLO 43 Ltd.,
Series 2025-43A, Class A, (3-mo.
CME Term SOFR at 1.27% Floor +
1.27%), 5.07%, 10/20/38
(a)(c)
.... 2,000 1,998,633
Benefit Street Partners CLO 44 Ltd.,
Series 2025-44A, Class A1, (3-mo.
CME Term SOFR at 1.22% Floor +
1.22%), 4.94%, 01/15/39
(a)(c)
.... 2,000 1,998,572
Benefit Street Partners CLO 48 Ltd.,
Series 2026-48A, Class A, (3-mo.
CME Term SOFR at 1.15% Floor +
1.15%), 4.86%, 04/20/38
(a)(c)
.... 9,750 9,750,000
Benefit Street Partners CLO IV Ltd.,
Series 2014-IVA, Class DTR5,
(3-mo. CME Term SOFR at 2.65%
Floor + 2.65%), 6.32%, 10/20/38
(a)(c)
3,500 3,501,513
Benefit Street Partners CLO V-B Ltd.,
Series 2018-5BA, Class A1R, (3-mo.
CME Term SOFR at 1.53% Floor +
1.53%), 5.20%, 07/20/37
(a)(c)
.... 8,550 8,548,623
Benefit Street Partners CLO X Ltd.,
Series 2016-10A, Class A1R3,
(3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 4.97%, 07/20/38
(a)(c)
2,830 2,830,716
Benefit Street Partners CLO XIV Ltd.,
Series 2018-14A, Class AR, (3-mo.
CME Term SOFR at 1.37% Floor +
1.37%), 5.04%, 10/20/37
(a)(c)
.... 1,000 1,000,287
Benefit Street Partners CLO XVI Ltd.,
Series 2018-16A, Class A1R2,
(3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 4.99%, 01/17/38
(a)(c)
6,000 6,002,192
Benefit Street Partners CLO XX Ltd.,
Series 2020-20A, Class D1RR,
(3-mo. CME Term SOFR at 2.70%
Floor + 2.70%), 6.37%, 10/15/38
(a)(c)
750 735,170
Benefit Street Partners CLO XXIII Ltd.,
Series 2021-23A, Class ER, (3-mo.
CME Term SOFR at 5.25% Floor +
5.25%), 8.92%, 04/25/34
(a)(c)
.... 2,300 2,259,403
Benefit Street Partners CLO XXV
Ltd.
(a)(c)
Series 2021-25A, Class A1R, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.00%), 4.67%, 01/15/35 ... 24,501 24,439,625
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2021-25A, Class BR, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.45%), 5.12%, 01/15/35 ... USD 2,000 $ 1,997,523
Benefit Street Partners CLO XXXVIII
Ltd., Series 2024-38A, Class A,
(3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 4.98%, 01/25/38
(a)(c)
1,500 1,499,632
Bethpage Park CLO Ltd.
(a)(c)
Series 2021-1A, Class A, (3-mo.
CME Term SOFR at 1.13% Floor
+ 1.39%), 5.06%, 01/15/35 ... 8,000 8,001,027
Series 2021-1A, Class D, (3-mo.
CME Term SOFR at 2.95% Floor
+ 3.21%), 6.88%, 10/15/36 ... 2,000 1,914,961
Birch Grove CLO 13 Ltd., Series 2025-
13A, Class A1, (3-mo. CME Term
SOFR at 1.31% Floor + 1.31%),
5.47%, 10/23/38
(a)(c)
.......... 7,750 7,751,067
Birch Grove CLO 15 Ltd., Series 2025-
15A, Class A1, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%),
4.96%, 01/23/39
(a)(c)
.......... 5,000 4,996,588
Birch Grove CLO 2 Ltd., Series 2021-
2A, Class D1R, (3-mo. CME Term
SOFR at 3.15% Floor + 3.15%),
6.82%, 10/19/37
(a)(c)
.......... 1,000 991,558
Birch Grove CLO 4 Ltd., Series 2022-
4A, Class A1R, (3-mo. CME Term
SOFR at 1.48% Floor + 1.48%),
5.15%, 07/15/37
(a)(c)
.......... 2,000 2,000,357
BlueMountain CLO Ltd.
(a)(c)
Series 2013-2A, Class BR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.86%), 5.53%, 10/22/30 ... 384 383,363
Series 2015-3A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.26%), 4.93%, 04/20/31 ... 290 289,752
Series 2016-3A, Class A1R2, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 4.85%, 11/15/30 ... 548 547,699
Series 2016-3A, Class A2R2, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.35%, 11/15/30 ... 7,400 7,396,210
Series 2018-1A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.96%), 5.63%, 07/30/30 ... 273 273,316
Series 2018-2A, Class A, (3-mo.
CME Term SOFR at 1.11% Floor
+ 1.37%), 5.02%, 08/15/31 ... 167 167,269
Series 2018-2A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.96%), 5.61%, 08/15/31 ... 2,750 2,750,682
Series 2018-3A, Class A2R, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.60%), 5.27%, 10/25/30 ... 9,000 8,990,901
Series 2018-3A, Class BR, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 5.52%, 10/25/30 ... 6,250 6,248,837
BlueMountain CLO XXII Ltd., Series
2018-22A, Class A1, (3-mo. CME
Term SOFR at 1.08% Floor +
1.34%), 5.01%, 07/15/31
(a)(c)
.... 219 219,191
BlueMountain CLO XXIX Ltd., Series
2020-29A, Class D1R, (3-mo.
CME Term SOFR at 3.15% Floor +
3.41%), 7.08%, 07/25/34
(a)(c)
.... 250 245,825

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
BlueMountain CLO XXVI Ltd., Series
2019-26A, Class D1R, (3-mo.
CME Term SOFR at 3.50% Floor +
3.76%), 7.43%, 10/20/34
(a)(c)
.... USD 1,330 $ 1,310,295
BlueMountain CLO XXX Ltd.
(a)(c)
Series 2020-30A, Class AR2, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.15%), 4.82%, 04/15/35 ... 3,500 3,494,377
Series 2020-30A, Class ER, (3-mo.
CME Term SOFR at 6.70% Floor
+ 6.70%), 10.37%, 04/15/35 .. 250 223,340
Brant Point CLO Ltd.
(a)(c)
Series 2025-7A, Class D2, (3-mo.
CME Term SOFR at 4.25% Floor
+ 4.25%), 7.92%, 07/25/38 ... 200 200,478
Series 2025-9A, Class A2, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 5.16%, 01/20/39 ... 350 348,318
Bridge Street CLO II Ltd.
(a)(c)
Series 2021-1A, Class A1R, (3-mo.
CME Term SOFR at 1.26% Floor
+ 1.26%), 4.91%, 01/20/39 ... 6,750 6,744,401
Series 2021-1A, Class CR, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.00%), 5.65%, 01/20/39 ... 2,500 2,508,323
Bridge Street CLO III Ltd., Series 2022-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%),
5.09%, 10/20/37
(a)(c)
.......... 4,500 4,504,455
Bridge Street CLO VI Ltd., Series 2025-
2A, Class A1, (3-mo. CME Term
SOFR at 1.28% Floor + 1.28%),
5.07%, 01/15/39
(a)(c)
.......... 8,750 8,747,464
Bryant Park CLO Ltd., Series 2025-27A,
Class A1, (3-mo. CME Term SOFR
at 1.33% Floor + 1.33%), 5.00%,
07/20/38
(a)(c)
............... 7,250 7,252,675
Bryant Park Funding Ltd.
(a)(c)
Series 2023-19A, Class A1R, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 4.87%, 04/15/38 ... 2,000 1,996,509
Series 2023-19A, Class D2R, (3-mo.
CME Term SOFR at 3.95% Floor
+ 3.95%), 7.62%, 04/15/38 ... 1,500 1,443,865
Series 2023-21A, Class AR, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 4.94%, 10/18/38 ... 7,750 7,746,150
Series 2024-25A, Class A1, (3-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 5.01%, 01/18/38 ... 5,000 5,001,338
Series 2025-28A, Class A, (3-mo.
CME Term SOFR at 1.24% Floor
+ 1.24%), 5.00%, 01/22/39 ... 3,000 2,997,794
BSPDF Issuer LLC, Series 2025-FL2,
Class A, (1-mo. CME Term SOFR
at 1.52% Floor + 1.52%), 5.20%,
12/15/42
(a)(c)
............... 2,996 2,992,494
BXMT Ltd., Series 2025-FL5, Class A,
(1-mo. CME Term SOFR at 1.64%
Floor + 1.64%), 5.32%, 10/18/42
(a)(c)
16,906 16,891,336
Canyon Capital CLO Ltd.
(a)(c)
Series 2016-2A, Class BR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.01%), 5.68%, 10/15/31 ... 5,000 4,997,641
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2016-2A, Class DR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 3.41%), 7.08%, 10/15/31 ... USD 1,500 $ 1,485,587
Canyon Capital CLO R Ltd., Series
2012-1RA, Class C, (3-mo. CME
Term SOFR at 0.00% Floor +
2.26%), 5.93%, 07/15/30
(a)(c)
.... 1,500 1,505,877
Canyon CLO Ltd.
(a)(c)
Series 2018-1A, Class A, (3-mo.
CME Term SOFR at 1.07% Floor
+ 1.33%), 5.00%, 07/15/31 ... 707 707,006
Series 2020-3A, Class A1R, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.07%, 10/15/37 ... 5,820 5,824,888
Series 2021-4A, Class AR, (3-mo.
CME Term SOFR at 1.10% Floor
+ 1.10%), 4.77%, 10/15/34 ... 3,500 3,493,263
Carlyle Global Market Strategies CLO
Ltd., Series 2015-4A, Class CR2,
(3-mo. CME Term SOFR at 2.55%
Floor + 2.55%), 6.22%, 07/20/32
(a)(c)
3,500 3,525,326
Carlyle US CLO Ltd.
(a)(c)
Series 2019-3A, Class CR3, (3-mo.
CME Term SOFR at 1.75% Floor
+ 1.75%), 5.42%, 04/20/39 ... 2,250 2,249,310
Series 2019-4A, Class A11R, (3-mo.
CME Term SOFR at 1.32% Floor
+ 1.32%), 4.99%, 04/15/35 ... 5,000 5,000,000
Series 2020-1A, Class C2RR, (3-mo.
CME Term SOFR at 3.85% Floor
+ 3.85%), 7.52%, 01/20/38 ... 3,000 2,854,784
Series 2020-2A, Class CR2, (3-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 6.57%, 01/25/35 ... 6,250 6,038,501
Series 2022-2A, Class A1R, (3-mo.
CME Term SOFR at 1.36% Floor
+ 1.36%), 5.03%, 01/20/38 ... 1,500 1,500,658
Series 2022-3A, Class A1R2, (3-mo.
CME Term SOFR at 1.16% Floor
+ 1.16%), 4.83%, 04/20/39 ... 13,720 13,694,437
CarVal CLO I Ltd., Series 2018-1A,
Class D, (3-mo. CME Term SOFR
at 0.00% Floor + 3.15%), 6.82%,
07/16/31
(a)(c)
............... 1,705 1,701,794
CarVal CLO IV Ltd., Series 2021-1A,
Class A1R, (3-mo. CME Term SOFR
at 1.30% Floor + 1.30%), 4.97%,
03/31/38
(a)(c)
............... 1,000 999,985
CarVal CLO VC Ltd.
(a)(c)
Series 2021-2A, Class D, (3-mo.
CME Term SOFR at 3.25% Floor
+ 3.51%), 7.18%, 10/15/34 ... 500 491,575
Series 2021-2A, Class E, (3-mo.
CME Term SOFR at 6.75% Floor
+ 7.01%), 10.68%, 10/15/34 .. 250 231,722
CBAM Ltd.
(a)(c)
Series 2018-5A, Class A1R, (3-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 5.45%, 10/17/38 ... 3,525 3,525,842
Series 2018-7A, Class B1, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 5.53%, 07/20/31 ... 1,000 996,946
CBAMR Ltd., Series 2019-9A, Class
AR, (3-mo. CME Term SOFR at
1.63% Floor + 1.63%), 5.30%,
07/15/37
(a)(c)
............... 1,000 1,000,262

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Cedar Funding VII CLO Ltd.
(a)(c)
Series 2018-7A, Class AR2, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 5.20%, 10/20/38 ... USD 4,000 $ 3,998,345
Series 2018-7A, Class SUB, 0.00%,
01/20/31 ............... 1,750 293,528
Cedar Funding XI CLO Ltd., Series
2019-11A, Class A2R2, (3-mo.
CME Term SOFR at 1.30% Floor +
1.30%), 4.97%, 05/29/32
(a)(c)
.... 1,000 997,495
Cedar Funding XIV CLO Ltd.
(a)(c)
Series 2021-14A, Class D1R, (3-mo.
CME Term SOFR at 3.10% Floor
+ 3.10%), 6.77%, 10/15/37 ... 8,750 8,409,236
Series 2021-14A, Class ER, (3-mo.
CME Term SOFR at 7.39% Floor
+ 7.39%), 11.06%, 10/15/37 .. 4,900 4,375,801
Cedar Funding XIX CLO Ltd., Series
2024-19A, Class A1, (3-mo. CME
Term SOFR at 1.33% Floor +
1.33%), 5.00%, 01/23/38
(a)(c)
.... 10,800 10,805,257
CIFC Funding Ltd.
(a)(c)
Series 2014-2RA, Class AR, (3-mo.
CME Term SOFR at 1.36% Floor
+ 1.36%), 5.03%, 10/24/37 ... 3,500 3,501,282
Series 2014-3A, Class A1R, (3-mo.
CME Term SOFR at 1.18% Floor
+ 1.18%), 4.85%, 03/31/38 ... 3,250 3,243,500
Series 2017-4A, Class CR, (3-mo.
CME Term SOFR at 3.15% Floor
+ 3.41%), 7.08%, 10/24/30 ... 300 300,935
Series 2017-5A, Class AR, (3-mo.
CME Term SOFR at 1.41% Floor
+ 1.41%), 5.08%, 07/17/37 ... 18,250 18,261,923
Series 2018-2A, Class A1R, (3-mo.
CME Term SOFR at 1.37% Floor
+ 1.37%), 5.04%, 10/20/37 ... 2,513 2,514,094
Series 2018-2A, Class BR, (3-mo.
CME Term SOFR at 1.75% Floor
+ 1.75%), 5.42%, 10/20/37 ... 500 500,822
Series 2018-3A, Class A1R, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 4.94%, 10/18/38 ... 7,750 7,749,118
Series 2019-2A, Class A1RR, (3-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 4.92%, 10/17/38 ... 6,000 5,993,938
Series 2019-4A, Class A1R2, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 4.97%, 07/15/38 ... 5,000 5,001,005
Series 2019-4A, Class BR2, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 5.52%, 07/15/38 ... 3,000 3,001,914
Series 2020-2A, Class A1R2, (3-mo.
CME Term SOFR at 1.16% Floor
+ 1.16%), 4.83%, 04/16/39 ... 14,700 14,672,324
Series 2021-4A, Class AR, (3-mo.
CME Term SOFR at 1.36% Floor
+ 1.36%), 5.03%, 07/23/37 ... 2,776 2,777,275
Series 2021-4A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.32%, 07/23/37 ... 500 499,655
Series 2022-2A, Class A1R, (3-mo.
CME Term SOFR at 0.97% Floor
+ 0.97%), 4.64%, 04/19/35 ... 17,235 17,198,427
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2024-3A, Class A1, (3-mo.
CME Term SOFR at 1.48% Floor
+ 1.48%), 5.15%, 07/21/37 ... USD 5,500 $ 5,502,233
Series 2025-4A, Class A1, (3-mo.
CME Term SOFR at 1.29% Floor
+ 1.29%), 5.40%, 10/24/38 ... 8,000 8,000,626
CQS US CLO 5 Ltd., Series 2025-5A,
Class B, (3-mo. CME Term SOFR
at 1.65% Floor + 1.65%), 5.46%,
01/17/39
(a)(c)
............... 240 239,785
Creeksource Dunes Creek CLO Ltd.
(a)(c)
Series 2024-1A, Class A1, (3-mo.
CME Term SOFR at 1.41% Floor
+ 1.41%), 5.08%, 01/15/38 ... 8,000 8,006,742
Series 2024-1A, Class B, (3-mo.
CME Term SOFR at 1.75% Floor
+ 1.75%), 5.42%, 01/15/38 ... 2,000 1,999,616
Crown City CLO III, Series 2021-1A,
Class A1A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 5.10%,
07/20/34
(a)(c)
............... 250 250,031
Crown Point CLO 11 Ltd., Series 2021-
11A, Class A1R, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%),
4.93%, 02/28/38
(a)(c)
.......... 3,250 3,249,030
Crown Point CLO 7 Ltd., Series 2018-
7A, Class AR, (3-mo. CME Term
SOFR at 1.23% Floor + 1.23%),
4.90%, 10/20/31
(a)(c)
.......... 2,113 2,113,454
Crown Point CLO 9 Ltd., Series 2020-
9A, Class DR, (3-mo. CME Term
SOFR at 3.75% Floor + 4.01%),
7.68%, 07/14/34
(a)(c)
.......... 1,000 984,907
Crown Point CLO IV Ltd., Series
2018-4A, Class C, (3-mo. CME Term
SOFR + 2.16%), 5.83%, 04/20/31
(a)(c)
1,350 1,354,732
Diameter Capital CLO 10 Ltd., Series
2025-10A, Class A, (3-mo. CME
Term SOFR at 1.31% Floor +
1.31%), 4.98%, 04/20/38
(a)(c)
.... 10,983 10,984,657
Diameter Capital CLO 12 Ltd., Series
2025-12A, Class A, (3-mo. CME
Term SOFR at 1.24% Floor +
1.24%), 5.16%, 10/20/38
(a)(c)
.... 12,750 12,743,197
Diameter Capital CLO 2 Ltd.
(a)(c)
Series 2021-2A, Class A1R, (3-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.06%, 10/15/37 ... 14,750 14,762,425
Series 2021-2A, Class DR, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.15%), 9.82%, 10/15/37 ... 3,000 3,006,068
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (3-mo. CME
Term SOFR at 1.60% Floor +
1.86%), 5.53%, 07/18/30
(a)(c)
.... 1,000 999,600
Dryden 55 CLO Ltd., Series 2018-55A,
Class A1, (3-mo. CME Term SOFR
at 0.00% Floor + 1.28%), 4.95%,
04/15/31
(a)(c)
............... 421 421,600
Dryden 65 CLO Ltd., Series 2018-65A,
Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 5.53%,
07/18/30
(a)(c)
............... 700 699,600

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Dryden 80 CLO Ltd., Series 2019-80A,
Class CRR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%),
5.52%, 01/17/33
(a)(c)
.......... USD 4,000 $ 3,995,122
Dryden 85 CLO Ltd., Series 2020-85A,
Class A1LN, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%),
5.05%, 07/15/37
(a)(c)(d)
......... 14,500 14,542,775
Dryden 87 CLO Ltd., Series 2021-87A,
Class A1R, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 4.97%,
08/20/38
(a)(c)
............... 3,100 3,101,871
Elevation CLO Ltd.
(a)(c)
Series 2013-1A, Class A1R3, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.07%, 07/25/38 ... 17,750 17,756,697
Series 2026-19A, Class A1, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 4.94%, 03/31/38 ... 1,750 1,749,189
Elmwood CLO 16 Ltd., Series 2022-3A,
Class FR, (3-mo. CME Term SOFR
at 8.00% Floor + 8.00%), 11.67%,
04/20/37
(a)(c)
............... 2,090 1,877,599
Elmwood CLO 17 Ltd., Series 2022-4A,
Class D2R, (3-mo. CME Term SOFR
at 4.40% Floor + 4.40%), 8.07%,
07/17/37
(a)(c)
............... 3,000 2,994,998
Elmwood CLO 18 Ltd., Series 2022-5A,
Class SUB, 0.00%, 07/17/37
(a)(c)
.. 6,000 1,733,580
Elmwood CLO 22 Ltd., Series 2023-1A,
Class AR, (3-mo. CME Term SOFR
at 1.20% Floor + 1.20%), 4.87%,
04/17/38
(a)(c)
............... 4,750 4,743,832
Elmwood CLO 23 Ltd.
(a)(c)
Series 2023-2A, Class AR, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.02%, 04/16/36 ... 4,000 4,000,949
Series 2023-2A, Class DR, (3-mo.
CME Term SOFR at 3.15% Floor
+ 3.15%), 6.82%, 04/16/36 ... 1,000 1,001,308
Elmwood CLO 26 Ltd., Series 2024-1A,
Class D, (3-mo. CME Term SOFR
at 3.60% Floor + 3.60%), 7.27%,
04/18/37
(a)(c)
............... 725 725,000
Elmwood CLO 28 Ltd., Series 2024-4A,
Class F, (3-mo. CME Term SOFR
at 7.25% Floor + 7.25%), 10.92%,
04/17/37
(a)(c)
............... 2,000 1,779,606
Elmwood CLO 39 Ltd., Series 2025-2A,
Class A1, (3-mo. CME Term SOFR
at 1.14% Floor + 1.14%), 4.81%,
04/17/38
(a)(c)
............... 4,390 4,376,412
Elmwood CLO 41 Ltd., Series 2025-4A,
Class E, (3-mo. CME Term SOFR
at 6.00% Floor + 6.00%), 9.67%,
07/17/38
(a)(c)
............... 2,000 1,958,275
Elmwood CLO I Ltd., Series 2019-1A,
Class SUB, 0.00%, 04/20/37
(a)(c)
.. 7,500 3,282,375
Elmwood CLO II Ltd., Series 2019-2A,
Class D1RR, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%),
6.72%, 10/20/37
(a)(c)
.......... 3,000 2,963,520
Elmwood CLO III Ltd.
(a)(c)
Series 2019-3A, Class A1RR, (3-mo.
CME Term SOFR at 1.38% Floor
+ 1.38%), 5.05%, 07/18/37 ... 2,050 2,050,924
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2019-3A, Class ERR, (3-mo.
CME Term SOFR at 5.95% Floor
+ 5.95%), 9.62%, 07/18/37 ... USD 500 $ 455,390
Series 2019-3A, Class FRR, (3-mo.
CME Term SOFR at 7.91% Floor
+ 7.91%), 11.58%, 07/18/37 .. 3,450 3,062,594
Series 2019-3A, Class SUB, 0.00%,
07/18/37 ............... 5,540 1,806,539
Elmwood CLO VI Ltd., Series 2020-3A,
Class SUB, 0.00%, 10/20/34
(a)(c)
.. 2,500 710,200
Elmwood CLO VIII Ltd.
(a)(c)
Series 2021-1A, Class FR, (3-mo.
CME Term SOFR at 8.00% Floor
+ 8.00%), 11.67%, 04/20/37 .. 10,250 9,186,150
Series 2021-1A, Class SUB, 0.00%,
01/20/34 ............... 10,500 2,457,315
Flatiron CLO 20 Ltd., Series 2020-1A,
Class A1R2, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%),
4.90%, 11/20/38
(a)(c)
.......... 2,522 2,521,483
Flatiron CLO 21 Ltd., Series 2021-1A,
Class SUB, 0.00%, 07/19/34
(a)(c)
.. 5,000 1,787,300
Flatiron CLO 25 Ltd.
(a)(c)
Series 2024-2A, Class A, (3-mo.
CME Term SOFR
at
1.35% Floor
+ 1.35%), 5.02%, 10/17/37 ... 1,150 1,150,339
Series 2024-2A, Class C, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 5.52%, 10/17/37 ... 310 310,186
Flatiron CLO 28 Ltd., Series 2024-1A,
Class ER, (3-mo. CME Term SOFR
at 4.60% Floor + 4.60%), 8.27%,
07/15/36
(a)(c)
............... 2,000 1,945,486
FS Rialto Issuer LLC, Series 2026-
FL11, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%),
5.13%, 01/19/44
(a)(c)
.......... 6,080 6,060,411
Gallatin CLO VIII Ltd., Series 2017-1A,
Class A1R, (3-mo. CME Term SOFR
at 1.09% Floor + 1.35%), 5.02%,
07/15/31
(a)(c)
............... 2,104 2,104,739
GoldenTree Loan Management US
CLO 11 Ltd., Series 2021-11A,
Class ER, (3-mo. CME Term SOFR
at 4.90% Floor + 4.90%), 8.57%,
10/20/34
(a)(c)
............... 4,015 3,941,608
GoldenTree Loan Management US
CLO 25 Ltd., Series 2025-25A,
Class A, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 4.99%,
04/20/37
(a)(c)
............... 5,750 5,752,837
Golub Capital CLO 87B Ltd., Series
2026-87A, Class D1, (3-mo. CME
Term SOFR at 2.40% Floor +
2.40%), 6.05%, 04/20/39
(a)(c)
.... 750 725,944
Golub Capital Partners 48 LP, Series
2020-48A, Class A1R, (3-mo.
CME Term SOFR at 1.31% Floor +
1.31%), 4.98%, 04/17/38
(a)(c)
.... 6,530 6,532,633
Golub Capital Partners CLO 17 Ltd.,
Series 2013-17A, Class A1RR,
(3-mo. CME Term SOFR at 1.47%
Floor + 1.47%), 5.13%, 02/09/39
(a)(c)
8,650 8,666,557

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Golub Capital Partners CLO 19B-R3
Ltd.
(a)(c)
Series 2017-19RA, Class A1R3, (3-
mo. CME Term SOFR at 1.15%
Floor + 1.15%), 5.04%, 10/20/36 USD 9,750 $ 9,735,108
Series 2017-19RA, Class D1R3, (3-
mo. CME Term SOFR at 2.70%
Floor + 2.70%), 6.59%, 10/20/36 1,000 988,380
Golub Capital Partners CLO 43B Ltd.,
Series 2019-43A, Class A1R, (3-mo.
CME Term SOFR at 1.34% Floor +
1.34%), 5.01%, 10/20/37
(a)(c)
.... 4,000 4,001,066
Golub Capital Partners CLO 44M Ltd.,
Series 2019-44A, Class A1R, (3-mo.
CME Term SOFR at 1.57% Floor +
1.57%), 5.24%, 10/21/38
(a)(c)
.... 28,488 28,328,481
Golub Capital Partners CLO 49M Ltd.,
Series 2020-49A, Class A1R2,
(3-mo. CME Term SOFR at 1.52%
Floor + 1.52%), 5.19%, 07/20/38
(a)(c)
5,000 5,010,318
Golub Capital Partners CLO 53B Ltd.,
Series 2021-53A, Class AR, (3-mo.
CME Term SOFR at 0.98% Floor +
0.98%), 4.65%, 07/20/34
(a)(c)
.... 1,962 1,958,214
Golub Capital Partners CLO 60B Ltd.,
Series 2022-60A, Class DR, (3-mo.
CME Term SOFR at 2.95% Floor +
2.96%), 6.63%, 10/25/34
(a)(c)
.... 800 797,540
Golub Capital Partners CLO 81 B Ltd.,
Series 2025-81A, Class A1, (3-mo.
CME Term SOFR at 1.31% Floor +
1.31%), 4.98%, 07/20/38
(a)(c)
.... 3,750 3,751,635
Golub Capital Partners CLO Ltd., Series
2017-19RA, Class C1R3, (3-mo.
CME Term SOFR at 1.80% Floor +
1.80%), 5.69%, 10/20/36
(a)(c)
.... 2,220 2,220,063
Golub Capital Private Credit Fund CLO
2, Series 2025-1A, Class A1, (3-mo.
CME Term SOFR at 1.47% Floor +
1.47%), 5.14%, 10/18/39
(a)(c)
.... 4,465 4,473,639
Great Lakes CLO VII Ltd., Series
2024-7A, Class A, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%),
5.67%, 04/20/37
(a)(c)
.......... 16,000 16,006,811
Greystone CRE Notes LLC, Series
2025-FL4, Class A, (1-mo. CME
Term SOFR at 1.48% Floor +
1.48%), 5.15%, 01/15/43
(a)(c)
.... 4,308 4,301,810
GS REFT Issuer Ltd., Series 2026-FL1,
Class A, (1-mo. CME Term SOFR
at 1.50% Floor + 1.50%), 5.17%,
04/19/43
(a)(c)
............... 2,500 2,496,102
GT Loan Financing I Ltd., Series 2013-
1A, Class AR2, (3-mo. CME Term
SOFR at 1.22% Floor + 1.22%),
5.08%, 04/28/39
(a)(c)
.......... 9,580 9,573,732
HalseyPoint CLO 6 Ltd., Series 2022-
6A, Class A1R, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%),
5.02%, 01/20/38
(a)(c)
.......... 2,800 2,800,000
HalseyPoint CLO II Ltd., Series 2020-
2A, Class BR, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%),
5.62%, 07/20/37
(a)(c)
.......... 3,250 3,253,195
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Honey Hill Park CLO Ltd., Series 2026-
1A, Class A1, (3-mo. CME Term
SOFR at 1.15% Floor + 1.15%),
4.87%, 04/24/39
(a)(c)
.......... USD 10,750 $ 10,728,248
IVY Hill Middle Market Credit Fund XII
Ltd., Series 12A, Class A1R2, (3-mo.
CME Term SOFR at 1.40% Floor +
1.40%), 5.07%, 04/20/37
(a)(c)
.... 15,500 15,426,852
IVY Hill Middle Market Credit Fund XVIII
Ltd., Series 18A, Class A1R, (3-mo.
CME Term SOFR at 1.58% Floor +
1.58%), 5.25%, 01/22/37
(a)(c)
.... 21,348 21,417,761
Kennedy Lewis CLO 12 Ltd., Series
2023-12A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor +
2.00%), 5.67%, 07/20/38
(a)(c)
.... 2,500 2,507,953
Kennedy Lewis CLO 13 Ltd., Series
2023-13A, Class A1R, (3-mo.
CME Term SOFR at 1.14% Floor +
1.14%), 4.80%, 01/20/38
(a)(c)
.... 7,250 7,229,617
Kennedy Lewis CLO 19 Ltd., Series
2025-19A, Class A, (3-mo. CME
Term SOFR at 1.25% Floor +
1.25%), 4.92%, 04/22/36
(a)(c)
.... 1,000 999,323
Kennedy Lewis CLO 20 Ltd., Series
2024-20A, Class A, (3-mo. CME
Term SOFR at 1.30% Floor +
1.30%), 4.97%, 01/25/38
(a)(c)
.... 3,000 3,000,703
Kennedy Lewis CLO 4 Ltd., Series 4A,
Class ARR, (3-mo. CME Term SOFR
at 1.43% Floor + 1.43%), 5.10%,
07/20/37
(a)(c)
............... 6,750 6,754,065
Kennedy Lewis CLO 7 Ltd., Series 7A,
Class A1R, (3-mo. CME Term SOFR
at 1.62% Floor + 1.62%), 5.29%,
04/22/37
(a)(c)
............... 1,972 1,972,653
KKR CLO 27 Ltd., Series 27A, Class
A1R2, (3-mo. CME Term SOFR
at 1.11% Floor + 1.11%), 4.78%,
01/15/35
(a)(c)
............... 3,028 3,023,284
KKR CLO 34 Ltd., Series 34A, Class
AR, (3-mo. CME Term SOFR at
1.10% Floor + 1.10%), 4.77%,
07/15/34
(a)(c)
............... 4,750 4,743,229
KKR CLO 35 Ltd., Series 35A, Class
AR, (3-mo. CME Term SOFR at
1.20% Floor + 1.20%), 4.87%,
01/20/38
(a)(c)
............... 2,500 2,496,300
KKR CLO 42 Ltd., Series 42A, Class
BR, (3-mo. CME Term SOFR at
1.65% Floor + 1.65%), 5.32%,
07/20/34
(a)(c)
............... 1,500 1,498,832
KKR CLO 54 Ltd., Series 2024-54A,
Class A, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 4.99%,
01/15/38
(a)(c)
............... 6,984 6,982,909
KKR Financial CLO Ltd., Series 2013-
1A, Class A1R3, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%),
5.08%, 10/15/38
(a)(c)
.......... 3,000 2,997,000
LCM 26 Ltd., Series 26A, Class D,
(3-mo. CME Term SOFR at 2.50%
Floor + 2.76%), 6.43%, 01/20/31
(a)(c)
5,900 5,891,309
LCM 32 Ltd., Series 32A, Class B,
(3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 5.63%, 07/20/34
(a)(c)
2,500 2,498,668

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
LCM 34 Ltd., Series 34A, Class BR,
(3-mo. CME Term SOFR at 1.70%
Floor + 1.70%), 5.37%, 10/20/34
(a)(c)
USD 3,440 $ 3,429,680
LCM 36 Ltd., Series 36A, Class A1R,
(3-mo. CME Term SOFR at 1.07%
Floor + 1.07%), 4.74%, 01/15/34
(a)(c)
3,000 2,995,540
Lewey Park CLO Ltd., Series 2024-1A,
Class B2, 4.98%, 10/21/37
(c)
.... 2,750 2,681,429
Lighthouse Park CLO Ltd., Series
2025-1A, Class E, (3-mo. CME Term
SOFR at 4.65% Floor + 4.65%),
8.57%, 10/24/37
(a)(c)
.......... 5,000 4,918,128
LoanCore Issuer Ltd., Series 2022-
CRE7, Class A, (SOFR 30 day
Average at 1.55% Floor + 1.55%),
5.22%, 01/17/37
(a)(c)
.......... 315 315,291
Loanpal Solar Loan Ltd.
(c)
Series 2020-2GF, Class A, 2.75%,
07/20/47 ............... 2,847 2,367,777
Series 2021-1GS, Class A, 2.29%,
01/20/48 ............... 5,872 4,859,606
Madison Park Funding LI Ltd., Series
2021-51A, Class A1R, (3-mo.
CME Term SOFR at 1.23% Floor +
1.23%), 4.90%, 10/19/38
(a)(c)
.... 2,000 1,998,697
Madison Park Funding LVII Ltd., Series
2022-57A, Class A1R, (3-mo.
CME Term SOFR at 1.28% Floor +
1.28%), 4.95%, 07/27/34
(a)(c)
.... 8,230 8,227,699
Madison Park Funding LX Ltd., Series
2022-60A, Class A1R, (3-mo.
CME Term SOFR at 1.37% Floor +
1.37%), 5.04%, 10/25/37
(a)(c)
.... 1,100 1,100,388
Madison Park Funding LXXI Ltd.,
Series 2025-71A, Class A1, (3-mo.
CME Term SOFR at 1.14% Floor +
1.14%), 4.81%, 04/23/38
(a)(c)
.... 9,925 9,892,391
Madison Park Funding XL-R Ltd.
(a)(c)
Series 2025-40RA, Class A, (3-mo.
CME Term SOFR at 1.29% Floor
+ 1.29%), 5.12%, 10/16/38 ... 26,130 26,132,137
Series 2025-40RA, Class D1, (3-mo.
CME Term SOFR at 2.95% Floor
+ 2.95%), 6.78%, 10/16/38 ... 3,750 3,729,948
Madison Park Funding XXIV Ltd.
(a)(c)
Series 2016-24A, Class BR2, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.55%), 5.22%, 10/20/29 ... 1,519 1,517,930
Series 2016-24A, Class CR2, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.05%), 5.72%, 10/20/29 ... 1,500 1,501,801
Madison Park Funding XXVII Ltd.,
Series 2018-27A, Class A1R, (3-mo.
CME Term SOFR at 1.20% Floor +
1.20%), 4.87%, 04/20/38
(a)(c)
.... 1,900 1,897,160
Madison Park Funding XXXIV Ltd.,
Series 2019-34A, Class D1RR,
(3-mo. CME Term SOFR at 3.35%
Floor + 3.35%), 7.02%, 10/16/37
(a)(c)
1,500 1,467,144
Madison Park Funding XXXV Ltd.,
Series 2019-35A, Class A1R2,
(3-mo. CME Term SOFR at 1.22%
Floor + 1.22%), 4.80%, 02/13/39
(a)(c)
18,825 18,811,723
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Madison Park Funding XXXVII Ltd.,
Series 2019-37A, Class AR2, (3-mo.
CME Term SOFR at 1.53% Floor +
1.53%), 5.20%, 04/15/37
(a)(c)
.... USD 1,500 $ 1,500,599
Maranon Loan Funding Ltd., Series
2020-1A, Class A, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%),
5.88%, 01/15/34
(a)(c)
.......... 911 913,200
Marble Point CLO XVII Ltd., Series
2020-1A, Class AR, (3-mo. CME
Term SOFR at 1.44% Floor +
1.44%), 5.11%, 07/20/37
(a)(c)
.... 4,000 4,000,724
MidOcean Credit CLO XIX, Series
2025-19A, Class A1, (3-mo. CME
Term SOFR at 1.45% Floor +
1.45%), 5.12%, 07/20/36
(a)(c)
.... 5,000 5,002,992
MidOcean Credit CLO XVII Ltd.,
Series 2024-17A, Class A1, (3-mo.
CME Term SOFR at 1.38% Floor +
1.38%), 5.05%, 01/20/38
(a)(c)
.... 1,820 1,821,205
MidOcean Credit CLO XXI, Series
2025-21A, Class A1, (3-mo. CME
Term SOFR at 1.26% Floor +
1.26%), 5.12%, 10/20/38
(a)(c)
.... 7,360 7,352,535
Neuberger Berman CLO XVI-S Ltd.,
Series 2017-16SA, Class A1R2,
(3-mo. CME Term SOFR at 1.18%
Floor + 1.18%), 4.85%, 04/15/39
(a)(c)
3,000 2,993,867
Neuberger Berman CLO XXI Ltd.,
Series 2016-21A, Class A1R3,
(3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 4.99%, 01/20/39
(a)(c)
3,000 3,000,886
Neuberger Berman Loan Advisers CLO
30 Ltd.
(a)(c)
Series 2018-30A, Class A1R2, (3-
mo. CME Term SOFR at 1.24%
Floor + 1.24%), 4.91%, 01/20/37 5,720 5,715,941
Series 2018-30A, Class D1R2, (3-
mo. CME Term SOFR at 2.80%
Floor + 2.80%), 6.47%, 01/20/39 750 740,697
Neuberger Berman Loan Advisers CLO
31 Ltd., Series 2019-31A, Class
AR2, (3-mo. CME Term SOFR
at 1.23% Floor + 1.23%), 4.90%,
01/20/39
(a)(c)
............... 5,000 4,995,781
Neuberger Berman Loan Advisers CLO
36R Ltd.
(a)(c)
Series 2020-36RA, Class C, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 5.52%, 07/20/39 ... 6,700 6,704,280
Series 2020-36RA, Class D, (3-mo.
CME Term SOFR at 2.75% Floor
+ 2.75%), 6.42%, 07/20/39 ... 1,560 1,544,838
Neuberger Berman Loan Advisers CLO
46 Ltd., Series 2021-46A, Class BR,
(3-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.17%, 01/20/37
(a)(c)
1,250 1,249,708
New Mountain CLO 2 Ltd., Series CLO-
2A, Class A1R, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%),
5.03%, 01/15/38
(a)(c)
.......... 11,000 11,006,599
New Mountain CLO 3 Ltd., Series CLO-
3A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%),
5.00%, 10/20/38
(a)(c)
.......... 3,000 3,001,849

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
New Mountain CLO 5 Ltd., Series CLO-
5A, Class D1R, (3-mo. CME Term
SOFR at 3.15% Floor + 3.15%),
6.82%, 07/20/36
(a)(c)
.......... USD 1,010 $ 1,010,765
New Mountain CLO 8 Ltd., Series CLO-
8A, Class A1, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%),
5.13%, 10/20/38
(a)(c)
.......... 14,730 14,724,666
NYACK Park CLO Ltd., Series 2021-1A,
Class D1R, (3-mo. CME Term SOFR
at 2.70% Floor + 2.70%), 6.37%,
10/20/38
(a)(c)
............... 3,500 3,358,656
Oak Hill Credit Partners X-R Ltd.
(a)(c)
Series 2014-10RA, Class AR2, (3-
mo. CME Term SOFR at 1.13%
Floor + 1.13%), 4.80%, 04/20/38 1,250 1,245,993
Series 2014-10RA, Class D2R2, (3-
mo. CME Term SOFR at 3.60%
Floor + 3.60%), 7.27%, 04/20/38 1,500 1,441,639
Oaktree CLO Ltd.
(a)(c)
Series 2021-2A, Class AR, (3-mo.
CME Term SOFR at 0.97% Floor
+ 0.97%), 4.64%, 01/15/35 ... 4,000 3,991,647
Series 2024-26A, Class D1, (3-mo.
CME Term SOFR at 3.45% Floor
+ 3.45%), 7.12%, 04/20/37 ... 3,000 3,002,648
Series 2024-27A, Class A2, (3-mo.
CME Term SOFR at 1.57% Floor
+ 1.57%), 5.24%, 10/22/37 ... 960 957,909
Series 2024-27A, Class D1, (3-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 6.67%, 10/22/37 ... 900 893,897
Series 2025-31A, Class A, (3-mo.
CME Term SOFR at 1.32% Floor
+ 1.32%), 4.99%, 07/15/38 ... 4,560 4,561,142
OCP CLO Ltd.
(a)(c)
Series 2014-5A, Class CR, (3-mo.
CME Term SOFR at 2.90% Floor
+ 3.16%), 6.83%, 04/26/31 ... 1,430 1,426,431
Series 2016-12A, Class E2R3, (3-
mo. CME Term SOFR at 7.34%
Floor + 7.34%), 11.01%, 10/18/37 2,250 2,019,904
Series 2016-12A, Class XR3, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 4.87%, 10/18/37 ... 750 750,008
Series 2017-13A, Class AR2, (3-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 5.01%, 11/26/37 ... 7,750 7,753,762
Series 2017-14A, Class D2R, (3-mo.
CME Term SOFR at 4.50% Floor
+ 4.50%), 8.17%, 07/20/37 ... 6,250 6,085,145
Series 2020-8RA, Class AR2, (3-mo.
CME Term SOFR at 1.22% Floor
+ 1.22%), 4.89%, 10/17/38 ... 1,000 999,246
Series 2020-18A, Class A1R2, (3-
mo. CME Term SOFR at 1.37%
Floor + 1.37%), 5.04%, 07/20/37 2,020 2,020,888
Series 2020-18A, Class D1R2, (3-
mo. CME Term SOFR at 3.10%
Floor + 3.10%), 6.77%, 07/20/37 2,750 2,752,797
Series 2020-18A, Class ER2, (3-mo.
CME Term SOFR at 6.25% Floor
+ 6.25%), 9.92%, 07/20/37 ... 3,650 3,549,663
Series 2020-19A, Class A1R2, (3-
mo. CME Term SOFR at 1.18%
Floor + 1.18%), 4.85%, 04/20/38 14,330 14,301,227
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2021-22A, Class AR, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.02%, 10/20/37 ... USD 3,750 $ 3,750,584
Series 2021-23A, Class AR2, (3-mo.
CME Term SOFR at 1.19% Floor
+ 1.19%), 4.86%, 01/17/39 ... 5,000 4,994,012
Series 2022-25A, Class PREF,
0.00%, ................ 12,500 6,035,000
Series 2025-44A, Class A, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 4.97%, 10/24/38 ... 2,000 2,000,531
Series 2025-46A, Class C, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.55%, 10/15/38 ... 1,460 1,455,067
Series 2025-46A, Class D1, (3-mo.
CME Term SOFR at 2.45% Floor
+ 2.45%), 6.30%, 10/15/38 ... 490 474,975
Octagon 54 Ltd., Series 2021-1A, Class
B, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 5.53%, 07/15/34
(a)(c)
3,820 3,819,394
Octagon 59 Ltd., Series 2022-1A, Class
B, (3-mo. CME Term SOFR at 1.95%
Floor + 1.95%), 5.60%, 05/15/35
(a)(c)
5,000 5,003,488
Octagon 63 Ltd., Series 2024-2A, Class
F, (3-mo. CME Term SOFR at 6.50%
Floor + 6.50%), 10.17%, 07/20/37
(a)(c)
5,670 4,911,892
Octagon Investment Partners 41 Ltd.,
Series 2019-2A, Class A1R2, (3-mo.
CME Term SOFR at 1.09% Floor +
1.09%), 4.76%, 10/15/33
(a)(c)
.... 5,000 4,992,651
Octagon Investment Partners XVI Ltd.,
Series 2013-1A, Class BR, (3-mo.
CME Term SOFR at 1.60% Floor +
1.86%), 5.53%, 07/17/30
(a)(c)
.... 9,485 9,479,272
OHA Credit Funding 10-R Ltd., Series
2021-10RA, Class A1, (3-mo.
CME Term SOFR at 1.26% Floor +
1.26%), 4.93%, 07/18/37
(a)(c)
.... 6,750 6,743,250
OHA Credit Funding 22 Ltd., Series
2025-22A, Class A1, (3-mo. CME
Term SOFR at 1.33% Floor +
1.33%), 5.00%, 07/20/38
(a)(c)
.... 8,000 8,000,964
OHA Credit Funding 6 Ltd., Series
2020-6A, Class AR2, (3-mo. CME
Term SOFR at 1.33% Floor +
1.33%), 5.00%, 10/20/37
(a)(c)
.... 500 500,194
OHA Credit Funding 7 Ltd., Series
2020-7A, Class A1R2, (3-mo.
CME Term SOFR at 1.28% Floor +
1.28%), 4.95%, 07/19/38
(a)(c)
.... 7,750 7,749,891
OHA Credit Funding 9 Ltd., Series
2021-9A, Class A1R, (3-mo. CME
Term SOFR at 1.35% Floor +
1.35%), 5.02%, 10/19/37
(a)(c)
.... 2,750 2,750,800
OHA Credit Funding Ltd., Series 2023-
15RA, Class A, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%),
4.96%, 07/20/38
(a)(c)
.......... 2,750 2,751,126
OHA Credit Partners VII Ltd., Series
2012-7A, Class AR4, (3-mo. CME
Term SOFR at 1.14% Floor +
1.14%), 4.80%, 02/20/38
(a)(c)
.... 330 329,019
OHA Credit Partners XVII Ltd., Series
2024-17A, Class B2, 5.51%,
01/18/38
(c)
................ 6,000 5,907,056

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Orchard Park CLO Ltd., Series 2024-
1A, Class E, (3-mo. CME Term
SOFR at 5.60% Floor + 5.60%),
9.27%, 10/20/37
(a)(c)
.......... USD 1,000 $ 967,599
Orion CLO Ltd., Series 2024-4A, Class
A, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.05%, 10/20/37
(a)(c)
1,010 1,010,385
OZLM Funding II Ltd., Series 2012-2A,
Class AR4, (3-mo. CME Term SOFR
at 1.20% Floor + 1.20%), 4.87%,
07/30/37
(a)(c)
............... 6,750 6,744,063
OZLM VI Ltd., Series 2014-6A, Class
SUB, 0.00%, 04/17/31
(a)(c)(e)(f)
.... 3,200 320
OZLM XIX Ltd.
(a)(c)
Series 2017-19A, Class A1R3, (3-
mo. CME Term SOFR at 1.00%
Floor + 1.00%), 4.66%, 01/15/35 9,750 9,749,891
Series 2017-19A, Class B1R3, (3-
mo. CME Term SOFR at 1.60%
Floor + 1.60%), 5.26%, 01/15/35 3,000 2,976,952
OZLM XXIV Ltd., Series 2019-24A,
Class A1AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%),
5.09%, 07/20/32
(a)(c)
.......... 930 930,434
Palmer Square CLO Ltd.
(a)(c)
Series 2019-1A, Class A1R2, (3-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 4.90%, 08/14/38 ... 9,250 9,242,077
Series 2020-3A, Class ER2, (3-mo.
CME Term SOFR at 8.60% Floor
+ 8.60%), 12.25%, 11/15/36 .. 3,150 2,815,830
Series 2021-3A, Class A1R, (3-mo.
CME Term SOFR at 1.29% Floor
+ 1.29%), 4.96%, 10/15/38 ... 4,500 4,500,744
Series 2021-4A, Class A1R, (3-mo.
CME Term SOFR at 1.32% Floor
+ 1.32%), 4.99%, 07/15/38 ... 4,750 4,753,492
Series 2022-3A, Class D1R, (3-mo.
CME Term SOFR at 2.95% Floor
+ 2.95%), 6.62%, 07/20/37 ... 880 863,421
Series 2023-2A, Class DR, (3-mo.
CME Term SOFR at 3.40% Floor
+ 3.40%), 7.07%, 07/20/38 ... 1,700 1,686,848
Series 2025-1A, Class E, (3-mo.
CME Term SOFR at 4.50% Floor
+ 4.50%), 8.17%, 04/20/38 ... 1,000 948,571
Series 2025-3A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.30%), 4.97%, 07/20/37 ... 12,750 12,756,640
Series 2025-4A, Class A, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 5.23%, 10/20/38 ... 3,750 3,749,545
Palmer Square Loan Funding Ltd.
(a)(c)
Series 2024-2A, Class BR, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 5.17%, 01/15/33 ... 3,000 2,986,816
Series 2024-2A, Class D, (3-mo.
CME Term SOFR at 4.70% Floor
+ 4.70%), 8.37%, 01/15/33 ... 5,000 4,864,028
Series 2024-3A, Class BR, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.45%), 5.11%, 08/08/32 ... 1,000 999,501
Series 2024-3A, Class CR, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 5.51%, 08/08/32 ... 2,000 2,001,000
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2024-3A, Class DR, (3-mo.
CME Term SOFR at 3.75% Floor
+ 3.75%), 7.41%, 08/08/32 ... USD 1,650 $ 1,613,873
Series 2025-1A, Class C, (3-mo.
CME Term SOFR at 2.25% Floor
+ 2.25%), 5.90%, 02/15/33 ... 2,000 1,996,344
Series 2025-1A, Class D, (3-mo.
CME Term SOFR at 4.10% Floor
+ 4.10%), 7.75%, 02/15/33 ... 4,000 3,864,434
Series 2025-2A, Class C, (3-mo.
CME Term SOFR at 2.50% Floor
+ 2.50%), 6.17%, 07/15/33 ... 5,125 5,044,972
Series 2025-2A, Class D, (3-mo.
CME Term SOFR at 4.50% Floor
+ 4.50%), 8.17%, 07/15/33 ... 3,750 3,703,312
Series 2025-3A, Class A1, (3-mo.
CME Term SOFR at 0.95% Floor
+ 0.95%), 4.66%, 01/15/34 ... 9,200 9,196,240
Series 2025-3A, Class C, (3-mo.
CME Term SOFR at 2.40% Floor
+ 2.40%), 6.11%, 01/15/34 ... 1,000 977,022
Series 2025-3A, Class D, (3-mo.
CME Term SOFR at 4.40% Floor
+ 4.40%), 8.11%, 01/15/34 ... 3,000 2,916,119
Park Blue CLO Ltd.
(a)(c)
Series 2022-2A, Class A1R, (3-mo.
CME Term SOFR at 1.42% Floor
+ 1.42%), 5.09%, 07/20/37 ... 9,750 9,755,678
Series 2023-3A, Class A1R, (3-mo.
CME Term SOFR at 1.48% Floor
+ 1.48%), 5.15%, 04/20/37 ... 3,000 3,003,225
Series 2025-7A, Class A1, (3-mo.
CME Term SOFR at 1.22% Floor
+ 1.22%), 4.89%, 04/25/38 ... 8,750 8,739,638
Series 2025-9A, Class A1, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.43%, 10/20/38 ... 4,750 4,753,804
Series 2025-10A, Class A1, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 4.95%, 01/20/39 ... 9,750 9,748,003
PFP Ltd., Series 2026-13, Class A,
(1-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.18%, 08/18/43
(a)(c)
3,051 3,050,984
Pikes Peak CLO 10, Series 2022-10A,
Class A1R, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.03%,
01/22/38
(a)(c)
............... 3,000 3,001,798
Pikes Peak CLO 21, Series 2026-21A,
Class A1, (3-mo. CME Term SOFR
at 1.17% Floor + 1.17%), 4.85%,
04/20/39
(a)(c)
............... 2,250 2,250,002
Pikes Peak CLO 6, Series 2020-6A,
Class ERR, (3-mo. CME Term SOFR
at 4.60% Floor + 4.60%), 8.26%,
05/18/34
(a)(c)
............... 250 236,124
Post CLO Ltd.
(a)(c)
Series 2023-1A, Class A1R, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 4.97%, 10/20/38 ... 3,090 3,090,811
Series 2024-1A, Class A1, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.60%), 5.27%, 04/20/37 ... 13,620 13,631,812
Post CLO VI Ltd., Series 2024-2A,
Class A1, (3-mo. CME Term SOFR
at 1.42% Floor + 1.42%), 5.09%,
01/20/38
(a)(c)
............... 13,800 13,809,460

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Rad CLO 10 Ltd., Series 2021-10A,
Class A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 5.10%,
04/23/34
(a)(c)
............... USD 5,000 $ 5,001,004
Rad CLO 18 Ltd., Series 2023-18A,
Class A1R, (3-mo. CME Term SOFR
at 1.40% Floor + 1.40%), 5.07%,
07/15/37
(a)(c)
............... 4,750 4,752,375
Rad CLO 26 Ltd., Series 2024-26A,
Class D2, (3-mo. CME Term SOFR
at 4.25% Floor + 4.25%), 7.92%,
10/20/37
(a)(c)
............... 1,000 961,084
Rad CLO 6 Ltd., Series 2019-6A, Class
A1R, (3-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.06%,
10/20/37
(a)(c)
............... 9,000 9,002,726
Rad CLO 9 Ltd., Series 2020-9A, Class
A1R, (3-mo. CME Term SOFR
at 1.34% Floor + 1.34%), 5.01%,
01/15/38
(a)(c)
............... 7,250 7,253,346
Reese Park CLO Ltd., Series 2020-1A,
Class ARR, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 4.99%,
01/15/38
(a)(c)
............... 1,500 1,500,773
Regatta 30 Funding Ltd., Series 2024-
4A, Class A1, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%),
4.99%, 01/25/38
(a)(c)
.......... 9,600 9,602,761
Regatta 32 Funding Ltd., Series 2025-
4A, Class A1, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%),
5.01%, 07/25/38
(a)(c)
.......... 7,000 7,006,306
Regatta 35 Funding Ltd., Series 2025-
5A, Class A1, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%),
4.96%, 10/15/38
(a)(c)
.......... 12,500 12,501,450
Regatta VI Funding Ltd., Series 2016-
1A, Class D1R3, (3-mo. CME Term
SOFR at 2.75% Floor + 2.75%),
6.42%, 10/20/38
(a)(c)
.......... 3,000 2,918,643
Regatta XIX Funding Ltd., Series 2022-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%),
4.91%, 10/20/38
(a)(c)
.......... 3,563 3,561,943
Regatta XXV Funding Ltd., Series
2023-1A, Class D2R, (3-mo. CME
Term SOFR at 4.25% Floor +
4.25%), 7.92%, 07/15/38
(a)(c)
.... 1,500 1,446,855
Rockford Tower CLO Ltd.
(a)(c)
Series 2017-3A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.45%), 5.12%, 10/20/30 ... 2 1,844
Series 2017-3A, Class SUB, 0.00%,
10/20/30 ............... 1,750 68,909
Series 2018-1A, Class B, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.98%), 5.64%, 05/20/31 ... 250 249,861
Series 2018-1A, Class SUB, 0.00%,
05/20/31 ............... 1,750 16,625
Series 2018-2A, Class D, (3-mo.
CME Term SOFR at 3.10% Floor
+ 3.36%), 7.03%, 10/20/31 ... 1,000 1,003,887
Series 2018-2A, Class SUB, 0.00%,
10/20/31 ............... 1,750 74,953
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2019-2A, Class BR2, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.31%, 08/20/32 ... USD 1,150 $ 1,149,654
Series 2021-1A, Class C, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.26%), 5.93%, 07/20/34 ... 250 250,252
Series 2025-3A, Class A1, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 4.96%, 03/31/38 ... 2,000 1,998,280
Series 2025-3A, Class D1, (3-mo.
CME Term SOFR at 3.17% Floor
+ 3.17%), 6.83%, 03/31/38 ... 1,500 1,488,879
Series 2025-3A, Class E, (3-mo.
CME Term SOFR at 7.00% Floor
+ 7.00%), 10.66%, 03/31/38 .. 2,000 1,929,982
Rockford Tower Credit Funding I Ltd.
(c)
Series 2022-1A, Class A, 3.53%,
04/20/40 ............... 8,000 7,848,918
Series 2022-1A, Class SUB, 0.00%,
04/20/40
(a)
.............. 5,000 2,199,340
Romark CLO Ltd., Series 2017-1A,
Class B, (3-mo. CME Term SOFR
at 0.00% Floor + 2.41%), 6.08%,
10/23/30
(a)(c)
............... 2,150 2,159,190
RR 14 Ltd., Series 2021-14A, Class
SUB, 0.00%, 04/15/2121
(a)(c)
.... 5,000 864,450
RR 16 Ltd., Series 2021-16A, Class
SUB, 0.00%, 07/15/2121
(a)(c)
.... 4,000 1,034,400
RR 17 Ltd., Series 2021-17A, Class
SUB, 0.00%, 07/15/34
(a)(c)
...... 475 112,052
RR 19 Ltd., Series 2021-19A, Class
DR, (3-mo. CME Term SOFR at
4.70% Floor + 4.70%), 8.37%,
04/15/40
(a)(c)
............... 3,000 2,917,627
RR 20 Ltd., Series 2022-20A, Class
CR, (3-mo. CME Term SOFR at
2.60% Floor + 2.60%), 6.27%,
07/15/37
(a)(c)
............... 1,750 1,669,249
RR 29 Ltd., Series 2024-29RA, Class
A1R, (3-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.06%,
07/15/39
(a)(c)
............... 1,000 1,000,500
RR 32 Ltd., Series 2024-32RA, Class
A1R, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.03%,
10/15/39
(a)(c)
............... 7,325 7,327,656
RR 41 Ltd., Series 2025-41A, Class
A1A, (3-mo. CME Term SOFR
at 1.25% Floor + 1.25%), 5.21%,
10/15/40
(a)(c)
............... 2,500 2,497,367
RR 43 Ltd., Series 2026-43A, Class C1,
(3-mo. CME Term SOFR at 2.40%
Floor + 2.40%), 6.05%, 10/15/39
(a)(c)
750 725,617
RR 8 Ltd., Series 2020-8A, Class A1A2,
(3-mo. CME Term SOFR at 1.23%
Floor + 1.23%), 4.90%, 01/15/39
(a)(c)
2,000 1,998,991
Sagard-HalseyPoint CLO 10 Ltd.,
Series 2025-10A, Class A1, (3-mo.
CME Term SOFR at 1.35% Floor +
1.35%), 5.02%, 10/20/38
(a)(c)
.... 19,600 19,616,932
Sagard-HalseyPoint CLO 9 Ltd., Series
2025-9A, Class A, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%),
4.96%, 04/20/38
(a)(c)
.......... 7,000 6,999,897

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Sandstone Peak II Ltd., Series 2023-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%),
5.08%, 07/20/38
(a)(c)
.......... USD 18,240 $ 18,247,126
Sandstone Peak IV Ltd., Series 2025-
1A, Class A1, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%),
4.95%, 01/20/39
(a)(c)
.......... 3,000 3,000,413
Sculptor CLO XXIX Ltd., Series 29A,
Class AR, (3-mo. CME Term SOFR
at 1.37% Floor + 1.37%), 5.04%,
07/22/38
(a)(c)
............... 17,500 17,512,819
Sculptor CLO XXX Ltd., Series 30A,
Class AR, (3-mo. CME Term SOFR
at 1.45% Floor + 1.45%), 5.12%,
07/20/38
(a)(c)
............... 4,750 4,753,792
Signal Peak CLO 11 Ltd., Series 2024-
11A, Class A1, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%),
5.12%, 07/18/37
(a)(c)
.......... 2,000 2,001,327
Signal Peak CLO 14 Ltd., Series 2024-
14A, Class SUB, 0.00%, 01/22/38
(a)
(c)
...................... 6,000 3,396,720
Signal Peak CLO 3 Ltd., Series 2016-
3A, Class D1R3, (3-mo. CME Term
SOFR at 4.15% Floor + 4.15%),
7.82%, 01/23/37
(a)(c)
.......... 3,750 3,695,705
Signal Peak CLO 7 Ltd., Series 2019-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%),
5.09%, 10/20/37
(a)(c)
.......... 6,500 6,505,836
Signal Peak CLO 8 Ltd., Series 2020-
8A, Class A1R, (3-mo. CME Term
SOFR at 1.39% Floor + 1.39%),
5.06%, 10/20/37
(a)(c)
.......... 2,000 2,001,337
Silver Point CLO 12 Ltd., Series 2025-
12A, Class A1, (3-mo. CME Term
SOFR at 1.31% Floor + 1.31%),
5.29%, 10/15/38
(a)(c)
.......... 56,040 56,057,187
Silver Point CLO 13 Ltd., Series 2025-
13A, Class A1, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%),
5.18%, 10/15/38
(a)(c)
.......... 4,750 4,747,950
Silver Point CLO 8 Ltd., Series 2025-
8A, Class A1, (3-mo. CME Term
SOFR at 1.21% Floor + 1.21%),
4.88%, 04/15/38
(a)(c)
.......... 7,440 7,430,147
Silver Point SCF CLO V Ltd., Series
2025-1A, Class A1, (3-mo. CME
Term SOFR at 1.50% Floor +
1.50%), 5.17%, 04/20/38
(a)(c)
.... 14,000 14,028,127
Sixth Street CLO XII Ltd., Series 2018-
12A, Class BR2, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%),
5.27%, 01/17/39
(a)(c)
.......... 925 925,787
Sixth Street CLO XIV Ltd., Series 2019-
14A, Class A1R2, (3-mo. CME Term
SOFR at 1.15% Floor + 1.15%),
4.82%, 01/20/38
(a)(c)
.......... 1,000 997,250
Sixth Street CLO XVI Ltd., Series 2020-
16A, Class A1R2, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
4.83%, 01/21/39
(a)(c)
.......... 12,000 11,976,236
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Sixth Street CLO XVII Ltd., Series
2021-17A, Class D2R, (3-mo.
CME Term SOFR at 3.85% Floor +
3.85%), 7.52%, 04/17/38
(a)(c)
.... USD 1,500 $ 1,449,701
Sixth Street CLO XX Ltd., Series 2021-
20A, Class D2R, (3-mo. CME Term
SOFR at 4.15% Floor + 4.15%),
7.82%, 07/17/38
(a)(c)
.......... 1,500 1,444,496
Sixth Street CLO XXII Ltd., Series
2023-22A, Class AR, (3-mo. CME
Term SOFR at 1.13% Floor +
1.13%), 4.80%, 04/21/38
(a)(c)
.... 23,250 23,191,350
Sixth Street CLO XXV Ltd., Series
2024-25A, Class A, (3-mo. CME
Term SOFR at 1.48% Floor +
1.48%), 5.15%, 07/24/37
(a)(c)
.... 3,000 3,000,821
Sound Point CLO II Ltd., Series 2013-
1A, Class B1R, (3-mo. CME Term
SOFR at 2.96% Floor + 2.96%),
6.63%, 01/26/31
(a)(c)
.......... 2,000 2,003,242
Sound Point CLO IX Ltd., Series 2015-
2A, Class BRRR, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%),
5.73%, 07/20/32
(a)(c)
.......... 5,000 5,004,008
Sound Point CLO XXIX Ltd., Series
2021-1A, Class D, (3-mo. CME Term
SOFR at 3.76% Floor + 3.76%),
7.43%, 04/25/34
(a)(c)
.......... 345 319,444
Sound Point CLO XXVIII Ltd., Series
2020-3A, Class D, (3-mo. CME Term
SOFR at 3.65% Floor + 3.91%),
7.58%, 01/25/32
(a)(c)
.......... 500 479,595
Sounds Point CLO IV-R Ltd., Series
2013-3RA, Class A, (3-mo. CME
Term SOFR at 1.15% Floor +
1.41%), 5.08%, 04/18/31
(a)(c)
.... 904 904,140
Stratus CLO Ltd., Series 2021-1A,
Class SUB, 0.00%, 12/29/29
(a)(c)(d)
. 2,820 —
Sycamore Tree CLO Ltd.
(a)(c)
Series 2025-6A, Class B, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.60%), 5.27%, 04/20/38 ... 1,800 1,801,638
Series 2025-7A, Class D1, (3-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 7.28%, 08/28/38 ... 750 744,772
Symphony CLO 36 Ltd., Series 2025-
52A, Class BR, (3-mo. CME Term
SOFR at 1.55% Floor + 1.55%),
5.22%, 01/20/36
(a)(c)
.......... 1,500 1,498,956
Symphony CLO 41 Ltd., Series 2024-
41A, Class C, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%),
5.57%, 07/20/37
(a)(c)
.......... 750 750,892
Symphony CLO 46 Ltd., Series 2024-
46A, Class B2, 5.57%, 01/20/38
(c)
. 4,670 4,586,491
Symphony CLO XVIII Ltd., Series 2016-
18A, Class DR4, (3-mo. CME Term
SOFR at 3.00% Floor + 3.00%),
6.67%, 10/23/37
(a)(c)
.......... 3,250 3,193,958
Symphony Loan Funding CLO 1 Ltd.,
Series 2024-1A, Class A1, (3-mo.
CME Term SOFR at 1.43% Floor +
1.43%), 5.10%, 01/22/38
(a)(c)
.... 11,500 11,509,252

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
TCI-Flatiron CLO Ltd., Series 2018-1A,
Class DR2, (3-mo. CME Term SOFR
at 2.75% Floor + 2.75%), 6.42%,
07/29/35
(a)(c)
............... USD 1,000 $ 993,162
TCI-Symphony CLO Ltd., Series
2017-1A, Class D, (3-mo. CME Term
SOFR at 0.00% Floor + 3.66%),
7.33%, 07/15/30
(a)(c)
.......... 1,000 1,003,656
TCW CLO Ltd., Series 2019-2A, Class
A1R2, (3-mo. CME Term SOFR
at 1.27% Floor + 1.27%), 4.94%,
01/20/38
(a)(c)
............... 5,000 4,999,929
Trestles CLO IV Ltd., Series 2021-4A,
Class AR1, (3-mo. CME Term SOFR
at 1.28% Floor + 1.28%), 5.07%,
10/30/38
(a)(c)
............... 1,970 1,969,472
Trestles CLO IX Ltd., Series 2025-9A,
Class A1, (3-mo. CME Term SOFR
at 1.26% Floor + 1.26%), 5.13%,
01/15/39
(a)(c)
............... 4,170 4,168,877
Trestles CLO VII Ltd., Series 2024-7A,
Class A1, (3-mo. CME Term SOFR
at 1.38% Floor + 1.38%), 5.05%,
10/25/37
(a)(c)
............... 13,000 13,002,965
Trestles CLO VIII Ltd.
(a)(c)
Series 2025-8A, Class A1, (3-mo.
CME Term SOFR at 1.33% Floor
+ 1.33%), 5.00%, 06/11/35 ... 11,510 11,507,270
Series 2025-8A, Class E, (3-mo.
CME Term SOFR at 5.50% Floor
+ 5.50%), 9.17%, 06/11/35 ... 1,000 1,001,517
Triaxx Prime CDO Ltd.
(a)(c)
Series 2006-1A, Class A2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 0.45%), 0.96%, 03/03/39
(e)(f)
. 52,840 5,284
Series 2006-1A, Class B, (3-mo.
CME Term SOFR at 0.00% Floor
+ 0.65%), 5.50%, 03/03/39 ... 12,800 1,216
Trimaran CAVU Ltd.
(a)(c)
Series 2021-1A, Class D2R, (3-mo.
CME Term SOFR at 4.75% Floor
+ 4.75%), 8.42%, 07/23/37 ... 3,375 3,353,225
Series 2021-2A, Class D1R, (3-mo.
CME Term SOFR at 2.50% Floor
+ 2.50%), 6.15%, 10/25/34 ... 1,550 1,495,727
Series 2022-1A, Class AR, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.07%, 10/22/37 ... 39,410 39,440,080
Series 2022-1A, Class D1R, (3-mo.
CME Term SOFR at 3.30% Floor
+ 3.30%), 6.97%, 10/22/37 ... 2,000 1,961,798
Series 2022-2A, Class AR, (3-mo.
CME Term SOFR at 1.24% Floor
+ 1.24%), 4.91%, 03/27/38 ... 5,000 4,994,022
Series 2023-2A, Class CR, (3-mo.
CME Term SOFR at 1.80% Floor
+ 1.80%), 5.47%, 01/20/39 ... 1,000 1,000,146
Series 2024-1A, Class A, (3-mo.
CME Term SOFR at 1.38% Floor
+ 1.38%), 5.05%, 01/25/38 ... 34,750 34,771,270
Series 2024-1A, Class E, (3-mo.
CME Term SOFR at 6.25% Floor
+ 6.25%), 9.92%, 01/25/38 ... 2,000 1,917,727
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Trinitas CLO XII Ltd., Series 2020-12A,
Class A1R2, (3-mo. CME Term
SOFR at 1.05% Floor + 1.05%),
4.72%, 04/25/33
(a)(c)
.......... USD 1,246 $ 1,246,174
Trinitas CLO XVIII Ltd., Series 2021-
18A, Class A1R, (3-mo. CME Term
SOFR at 1.22% Floor + 1.22%),
4.89%, 01/20/35
(a)(c)
.......... 7,010 7,003,873
Trinitas CLO XX Ltd., Series 2022-20A,
Class D1R, (3-mo. CME Term SOFR
at 3.00% Floor + 3.00%), 6.67%,
07/20/35
(a)(c)
............... 1,000 998,761
Trinitas CLO XXVIII Ltd.
(a)(c)
Series 2024-28A, Class A2, (3-mo.
CME Term SOFR at 1.80% Floor
+ 1.80%), 5.47%, 04/25/37 ... 12,000 11,998,451
Series 2024-28A, Class B, (3-mo.
CME Term SOFR at 2.10% Floor
+ 2.10%), 5.77%, 04/25/37 ... 3,500 3,494,559
Series 2024-28A, Class D, (3-mo.
CME Term SOFR at 4.00% Floor
+ 4.00%), 7.67%, 04/25/37 ... 1,250 1,245,112
Trinitas CLO XXX Ltd., Series 2024-
30A, Class E, (3-mo. CME Term
SOFR at 6.90% Floor + 6.90%),
10.57%, 10/23/37
(a)(c)
......... 1,500 1,473,908
Trinitas CLO XXXII Ltd., Series 2025-
32A, Class A1, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%),
5.00%, 07/23/38
(a)(c)
.......... 8,270 8,273,164
Trinitas CLO XXXV Ltd., Series 2026-
35A, Class A1, (3-mo. CME Term
SOFR at 1.22% Floor + 1.22%),
4.89%, 01/22/39
(a)(c)
.......... 2,500 2,498,050
Upland CLO Ltd., Series 2016-1A,
Class CR, (3-mo. CME Term SOFR
at 0.00% Floor + 3.16%), 6.83%,
04/20/31
(a)(c)
............... 2,000 1,999,827
Venture 31 CLO Ltd., Series 2018-31A,
Class A2, (3-mo. CME Term SOFR
at 1.15% Floor + 1.41%), 5.08%,
04/20/31
(a)(c)
............... 1,500 1,497,017
Venture 34 CLO Ltd., Series 2018-34A,
Class AR, (3-mo. CME Term SOFR
at 1.28% Floor + 1.28%), 4.95%,
10/15/31
(a)(c)
............... 9,584 9,590,454
Voya CLO Ltd.
(a)(c)
Series 2013-2A, Class A1R, (3-mo.
CME Term SOFR at 0.97% Floor
+ 1.23%), 4.90%, 04/25/31 ... 34 33,648
Series 2013-3A, Class A1RR, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.08%, 10/18/31 ... 223 222,921
Series 2014-4A, Class BR2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.35%), 6.02%, 07/14/31 ... 1,200 1,205,073
Series 2016-1A, Class A1R, (3-mo.
CME Term SOFR at 1.07% Floor
+ 1.33%), 5.00%, 01/20/31 ... 38 37,673
Series 2016-1A, Class CR, (3-mo.
CME Term SOFR at 2.65% Floor
+ 2.91%), 6.58%, 01/20/31 ... 1,085 1,088,611
Series 2019-3A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 5.58%, 10/17/32 ... 1,300 1,302,591

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2024-1A, Class A1, (3-mo.
CME Term SOFR at 1.52% Floor
+ 1.52%), 5.19%, 04/15/37 ... USD 250 $ 250,072
Warwick Capital CLO 5 Ltd., Series
2024-5A, Class A1, (3-mo. CME
Term SOFR at 1.36% Floor +
1.36%), 5.03%, 01/20/38
(a)(c)
.... 1,500 1,500,899
Warwick Capital CLO 6 Ltd., Series
2025-6A, Class A1, (3-mo. CME
Term SOFR at 1.43% Floor +
1.43%), 5.10%, 07/20/38
(a)(c)
.... 8,975 8,980,238
Warwick Capital CLO 7 Ltd., Series
2025-7A, Class A1, (3-mo. CME
Term SOFR at 1.30% Floor +
1.30%), 5.25%, 10/21/38
(a)(c)
.... 4,750 4,751,159
Wellfleet CLO Ltd.
(a)(c)
Series 2020-1A, Class BRR, (3-mo.
CME Term SOFR at 1.80% Floor
+ 1.80%), 5.47%, 04/15/33 ... 2,250 2,246,644
Series 2022-1A, Class A1RN, (3-mo.
CME Term SOFR at 1.42% Floor
+ 1.42%), 5.09%, 07/15/37 ... 2,000 2,001,094
Wellington Management CLO 5 Ltd.,
Series 2025-5A, Class A, (3-mo.
CME Term SOFR at 1.29% Floor +
1.29%), 5.25%, 10/18/38
(a)(c)
.... 1,500 1,500,131
Whitebox CLO I Ltd.
(a)(c)
Series 2019-1A, Class A1R3, (3-mo.
CME Term SOFR at 1.18% Floor
+ 1.18%), 4.85%, 01/24/37 ... 2,060 2,055,672
Series 2019-1A, Class ER3, (3-mo.
CME Term SOFR at 5.30% Floor
+ 5.30%), 8.97%, 01/24/37 ... 5,750 5,472,361
Series 2019-1A, Class SUB, 0.00%,
01/24/37 ............... 4,300 2,115,041
Whitebox CLO II Ltd.
(a)(c)
Series 2020-2A, Class A1R2, (3-mo.
CME Term SOFR at 1.38% Floor
+ 1.38%), 5.05%, 10/24/37 ... 10,250 10,256,371
Series 2020-2A, Class D1R2, (3-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 6.57%, 10/24/37 ... 1,829 1,818,055
Series 2020-2A, Class E1R2, (3-mo.
CME Term SOFR at 5.75% Floor
+ 5.75%), 9.42%, 10/24/37 ... 900 860,961
Whitebox CLO III Ltd.
(a)(c)
Series 2021-3A, Class A1R, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 4.94%, 10/15/35 ... 11,139 11,141,844
Series 2021-3A, Class DR, (3-mo.
CME Term SOFR at 2.85% Floor
+ 2.85%), 6.52%, 10/15/35 ... 5,250 5,249,807
Series 2021-3A, Class ER, (3-mo.
CME Term SOFR at 5.65% Floor
+ 5.65%), 9.32%, 10/15/35 ... 8,250 8,027,746
Series 2021-3A, Class SUB, 0.00%,
10/15/35 ............... 11,345 5,686,180
Whitebox CLO IV Ltd., Series 2023-4A,
Class SUB, 0.00%, 04/20/36
(a)(c)
.. 4,750 2,215,448
Whitebox CLO V Ltd., Series 2025-5A,
Class A1, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.03%,
07/20/38
(a)(c)
............... 2,750 2,751,389
2,561,269,805
Security
Par (000)
Par (000) Value
France — 0.1%
(a)(b)
Cars Alliance Auto Leases France V,
Series 2023-1FRV, Class B, (1-mo.
EURIBOR at 0.00% Floor + 1.30%),
3.22%, 10/21/38 ............ EUR 4,000 $ 4,639,110
FCT Noria
Series 2021-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.70%), 2.64%, 10/25/49 .... 222 256,130
Series 2021-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.10%), 3.04%, 10/25/49 .... 154 177,830
Series 2021-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.44%, 10/25/49 .... 307 355,103
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.90%), 2.84%, 07/25/43 .... 2,200 2,534,944
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 3.09%, 07/25/43 .... 3,300 3,801,623
Series 2025-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.40%), 3.34%, 07/25/43 .... 1,700 1,960,465
Series 2025-1, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.75%), 4.69%, 07/25/43 .... 2,000 2,314,788
Noria DE
Series 2024-DE1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.95%), 2.89%, 02/25/43 .... 2,321 2,688,697
Series 2024-DE1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.19%, 02/25/43 .... 1,451 1,673,094
Series 2024-DE1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.65%), 3.59%, 02/25/43 .... 1,016 1,177,385
Series 2024-DE1, Class E, (1-mo.
EURIBOR at 0.00% Floor +
3.55%), 5.49%, 02/25/43 .... 1,088 1,270,119
Series 2024-DE1, Class F, (1-mo.
EURIBOR at 0.00% Floor +
4.50%), 6.44%, 02/25/43 .... 580 673,787
Quarz International, Inc., (3-mo.
EURIBOR at 0.00% Floor + 0.79%),
2.94%, 06/15/41 ............ 12,332 14,271,087
37,794,162
Germany — 0.0%
(a)(b)
FCT Autonoria DE
Series 2023-DE, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 3.09%, 01/26/43 .... 124 143,301
Series 2023-DE, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.10%), 4.04%, 01/26/43 .... 494 577,740
Series 2023-DE, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.05%), 4.99%, 01/26/43 .... 155 182,207
Series 2023-DE, Class E, (1-mo.
EURIBOR at 0.00% Floor +
5.50%), 7.44%, 01/26/43 .... 123 146,719
Series 2023-DE, Class F, (1-mo.
EURIBOR at 0.00% Floor +
7.50%), 9.44%, 01/26/43 .... 31 37,254

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
Red & Black Auto Germany 10 UG
Series 10, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.14%, 09/15/32 .... EUR 608 $ 704,519
Series 10, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.10%), 4.04%, 09/15/32 .... 331 387,055
2,178,795
Ireland — 1.3%
(a)
AB Carval Euro CLO II-C DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 5.73%,
02/15/37
(b)
................ 3,200 3,717,212
Arbour CLO DAC
  (3-mo. EURIBOR at 0.00% Floor +
3.80%), 5.78%, 05/15/38
(b)
... 1,200 1,381,456
Series 11A, Class B1R, (3-mo.
EURIBOR at 2.00% Floor +
2.00%), 3.98%, 05/15/38
(c)
... 2,000 2,310,774
Series 11A, Class CR, (3-mo.
EURIBOR at 2.65% Floor +
2.65%), 4.63%, 05/15/38
(c)
... 2,000 2,299,919
Arbour CLO VI DAC, Series 6X, Class
DR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.18%, 11/15/37
(b)
1,790 2,049,362
Arcano Euro CLO I DAC, Series 1X,
Class A, (3-mo. EURIBOR at 1.26%
Floor + 1.26%), 3.29%, 04/25/39
(b)
6,840 7,884,442
Arcano Euro CLO II DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 5.33%, 07/25/39
(b)
1,020 1,173,207
Ares European CLO X DAC, Series
10A, Class DR, (3-mo. EURIBOR
at 2.80% Floor + 2.80%), 4.82%,
10/15/31
(c)
................ 2,000 2,317,125
Ares European CLO XII DAC, Series
12A, Class B1R, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 3.73%,
04/20/32
(c)
................ 862 1,000,035
Arini European CLO II DAC
Series 2A, Class AR, (3-mo.
EURIBOR at 1.32% Floor +
1.32%), 3.34%, 10/15/38
(c)
... 4,750 5,487,225
Series 2A, Class BR, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 3.92%, 10/15/38
(c)
... 2,300 2,649,076
Series 2A, Class DR, (3-mo.
EURIBOR at 3.15% Floor +
3.15%), 5.17%, 10/15/38
(c)
... 2,300 2,660,765
Series 2X, Class AR, (3-mo.
EURIBOR at 1.32% Floor +
1.32%), 3.34%, 10/15/38
(b)
... 27,410 31,664,173
Arini European CLO III DAC, Series 3A,
Class E, (3-mo. EURIBOR at 6.10%
Floor + 6.10%), 8.12%, 10/15/37
(c)
900 1,014,220
Arini European CLO IV DAC, Series 4X,
Class D, (3-mo. EURIBOR at 3.50%
Floor + 3.50%), 5.52%, 01/15/38
(b)
2,480 2,870,676
Arini European CLO V DAC
(b)
Series 5X, Class A, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 3.22%, 01/15/39 .... 8,510 9,806,357
Series 5X, Class D, (3-mo.
EURIBOR at 2.80% Floor +
2.80%), 4.82%, 01/15/39 .... 1,470 1,662,547
Security
Par (000)
Par (000) Value
Ireland (continued)
Arini European CLO VII DAC, Series
7X, Class A, (3-mo. EURIBOR
at 1.30% Floor + 1.30%), 3.40%,
01/15/39
(b)
................ EUR 11,380 $ 13,126,763
Armada Euro CLO VII DAC, Series 7A,
Class C, (3-mo. EURIBOR at 2.15%
Floor + 2.15%), 4.17%, 04/15/39
(c)
3,750 4,300,503
Aurium CLO IV DAC, Series 4X, Class
AR, (3-mo. EURIBOR at 0.73%
Floor + 0.73%), 2.75%, 01/16/31
(b)
1,298 1,501,121
Aurium CLO VII DAC, Series 7X, Class
DR, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 5.28%, 10/15/38
(b)
680 773,009
Aurium CLO VIII DAC, Series 8X, Class
AR, (3-mo. EURIBOR at 1.32%
Floor + 1.32%), 3.33%, 10/16/38
(b)
11,600 13,366,428
Aurium CLO XIII DAC, Series 13X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 4.82%, 04/15/38
(b)
1,020 1,151,779
Avoca CLO XIV DAC, Series 14X,
Class SUB, 0.00%, 01/12/31
(b)(e)(f)
. 4,510 1,722,858
Avoca CLO XV DAC, Series 15X, Class
M1, 0.00%, 07/15/38
(b)
........ 3,100 1,369,116
Avoca CLO XVIII DAC
Series 18A, Class CR, (3-mo.
EURIBOR at 2.25% Floor +
2.25%), 4.27%, 01/15/38
(c)
... 250 285,250
Series 18X, Class BR, (3-mo.
EURIBOR at 1.95% Floor +
1.95%), 3.97%, 01/15/38
(b)
... 5,800 6,681,584
Series 18X, Class DR, (3-mo.
EURIBOR at 3.05% Floor +
3.05%), 5.07%, 01/15/38
(b)
... 1,100 1,252,796
Avoca CLO XXII DAC
Series 22A, Class D, (3-mo.
EURIBOR at 2.90% Floor +
2.90%), 4.92%, 04/15/35
(c)
... 970 1,112,751
Series 22X, Class B1, (3-mo.
EURIBOR at 1.30% Floor +
1.30%), 3.32%, 04/15/35
(b)
... 710 813,854
Avoca CLO XXIII DAC, Series 23A,
Class D, (3-mo. EURIBOR at 3.05%
Floor + 3.05%), 5.07%, 04/15/34
(c)
750 860,368
Avoca CLO XXVIII DAC, Series 28A,
Class B1R, (3-mo. EURIBOR at
1.85% Floor + 1.85%), 3.87%,
10/15/37
(c)
................ 3,400 3,909,347
Avoca CLO Xxx DAC, Series 30A,
Class SUB, 0.00%, 07/15/37
(c)
... 4,550 3,533,601
Bain Capital Euro CLO DAC, Series
2024-3A, Class A1, (3-mo.
EURIBOR at 1.30% Floor + 1.30%),
3.33%, 01/18/38
(c)
........... 4,750 5,473,814
BBAM European CLO I DAC, Series
1X, Class ARR, (3-mo. EURIBOR
at 1.24% Floor + 1.24%), 3.38%,
10/22/38
(b)
................ 5,000 5,761,414
Bridgepoint CLO IX DAC, Series 9X,
Class A, (3-mo. EURIBOR at 1.30%
Floor + 1.30%), 3.41%, 10/15/39
(b)
11,380 13,140,419
Cairn CLO XX DAC, Series 2025-20A,
Class C, (3-mo. EURIBOR at 2.40%
Floor + 2.40%), 4.43%, 01/25/38
(c)
660 759,391
Capital Four CLO VIII DAC, Series 8X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.28%, 10/25/37
(b)
2,600 2,978,404

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Carlyle Euro CLO DAC
(c)
Series 2013-1A, Class A1R3, (3-mo.
EURIBOR at 1.36% Floor +
1.36%), 3.40%, 10/15/38 .... EUR 7,430 $ 8,583,184
Series 2021-2A, Class A2A, (3-mo.
EURIBOR at 1.75% Floor +
1.75%), 3.77%, 10/15/35 .... 2,050 2,357,234
Series 2021-2A, Class B, (3-mo.
EURIBOR at 2.25% Floor +
2.25%), 4.27%, 10/15/35 .... 250 286,552
CIFC European Funding CLO I DAC,
Series 1X, Class DR, (3-mo.
EURIBOR at 3.20% Floor + 3.20%),
5.22%, 07/15/32
(b)
........... 450 519,908
CIFC European Funding CLO II DAC
Series 2A, Class AR, (3-mo.
EURIBOR at 1.30% Floor +
1.30%), 3.32%, 10/15/39
(c)
... 4,750 5,471,056
Series 2A, Class CR, (3-mo.
EURIBOR at 2.10% Floor +
2.10%), 4.12%, 10/15/39
(c)
... 2,500 2,857,911
Series 2X, Class AR, (3-mo.
EURIBOR at 1.30% Floor +
1.30%), 3.32%, 10/15/39
(b)
... 25,520 29,393,969
Series 2X, Class DR, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.02%, 10/15/39
(b)
... 1,360 1,560,096
CIFC European Funding CLO III DAC
Series 3A, Class AR, (3-mo.
EURIBOR at 1.23% Floor +
1.23%), 3.22%, 01/15/39
(c)
... 8,100 9,331,849
Series 3X, Class DR, (3-mo.
EURIBOR at 2.55% Floor +
2.55%), 4.54%, 01/15/39
(b)
... 2,246 2,530,918
Citizen Irish Auto Receivables Trust,
Series 2023-1, Class B, (1-mo.
EURIBOR at 0.00% Floor + 1.40%),
3.34%, 12/15/32
(b)
........... 1,000 1,158,743
Contego CLO V DAC, Series 5X, Class
DR, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.12%, 10/15/37
(b)
1,470 1,685,507
Contego CLO VII DAC
(b)
Series 7X, Class AR, (3-mo.
EURIBOR at 1.33% Floor +
1.33%), 3.36%, 01/23/38 .... 5,570 6,429,986
Series 7X, Class DR, (3-mo.
EURIBOR at 3.45% Floor +
3.45%), 5.48%, 01/23/38 .... 1,870 2,112,373
Contego CLO XI DAC, Series 11X,
Class DR, (3-mo. EURIBOR at
3.20% Floor + 3.20%), 5.21%,
11/20/38
(b)
................ 1,330 1,511,792
Cross Ocean Bosphorus CLO VIII
DAC, Series 8A, Class AR, (3-mo.
EURIBOR at 1.38% Floor + 1.38%),
3.40%, 07/15/38
(c)
........... 2,275 2,633,543
Cumulus Static CLO DAC
Series 2024-1A, Class D, (3-mo.
EURIBOR at 3.70% Floor +
3.70%), 5.68%, 11/15/33
(c)
... 974 1,127,313
Series 2024-1X, Class D, (3-mo.
EURIBOR at 3.70% Floor +
3.70%), 5.68%, 11/15/33
(b)
... 499 577,545
Security
Par (000)
Par (000) Value
Ireland (continued)
CVC Cordatus Loan Fund IV DAC,
Series 4X, Class BR1, (3-mo.
EURIBOR at 1.30% Floor + 1.30%),
3.32%, 02/22/34
(b)
........... EUR 1,120 $ 1,295,214
CVC Cordatus Loan Fund V DAC
(c)
Series 5A, Class BR3, (3-mo.
EURIBOR at 2.00% Floor +
2.00%), 4.11%, 09/21/39 ..... 3,680 4,246,090
Series 5A, Class DR3, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 5.41%, 09/21/39 .... 4,000 4,579,979
CVC Cordatus Loan Fund XIX DAC,
Series 19A, Class D, (3-mo.
EURIBOR at 3.80% Floor + 3.80%),
5.91%, 12/23/33
(c)
........... 400 463,073
CVC Cordatus Loan Fund XXII DAC,
Series 22X, Class D, (3-mo.
EURIBOR at 3.15% Floor + 3.15%),
5.30%, 12/15/34
(b)
........... 755 865,683
CVC Cordatus Loan Fund XXIII DAC,
Series 23A, Class ER, (3-mo.
EURIBOR at 6.85% Floor + 6.85%),
8.88%, 04/25/36
(c)
........... 470 540,310
CVC Cordatus Loan Fund XXVIII DAC
(c)
Series 28A, Class BR, (3-mo.
EURIBOR at 1.95% Floor +
1.95%), 3.93%, 08/15/38 .... 2,430 2,792,888
Series 28A, Class DR, (3-mo.
EURIBOR at 3.15% Floor +
3.15%), 5.13%, 08/15/38 .... 1,900 2,176,292
CVC Cordatus Loan Fund XXX DAC,
Series 30X, Class AR, (3-mo.
EURIBOR at 1.25% Floor + 1.25%),
3.23%, 05/15/37
(b)
........... 5,750 6,627,098
Dryden 46 Euro CLO DAC, Series
2016-46A, Class CRR, (3-mo.
EURIBOR at 2.50% Floor + 2.50%),
4.52%, 04/15/34
(c)
........... 250 290,640
Elm Park CLO DAC, Series 1X, Class
DR3, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.32%, 01/15/38
(b)
2,573 2,941,526
Elmwood European CLO 1, Series
2026-1A, Class D, (3-mo. EURIBOR
at 2.80% Floor + 2.80%), 0.00%,
04/16/40
(c)
................ 2,450 2,831,833
Euro-Galaxy III CLO DAC
(c)
Series 2013-3A, Class CRRR, (3-
mo. EURIBOR at 2.35% Floor +
2.35%), 4.38%, 04/24/34 .... 700 808,604
Series 2013-3A, Class DRRR, (3-
mo. EURIBOR at 3.25% Floor +
3.25%), 5.28%, 04/24/34 .... 1,380 1,588,522
Fair Oaks Loan Funding VI DAC, Series
6A, Class A, (3-mo. EURIBOR
at 1.35% Floor + 1.35%), 3.37%,
07/15/39
(c)
................ 9,750 11,269,561
Fidelity Grand Harbour CLO DAC
Series 2023-1X, Class AR, (3-mo.
EURIBOR at 1.23% Floor +
1.23%), 3.21%, 02/15/38
(b)
... 7,940 9,122,483
Series 2023-1X, Class DR, (3-mo.
EURIBOR at 2.70% Floor +
2.70%), 4.68%, 02/15/38
(b)
... 1,950 2,186,003
Series 2025-1A, Class D, (3-mo.
EURIBOR at 3.15% Floor +
3.15%), 5.22%, 10/15/38
(c)
... 2,510 2,880,817

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Finance Ireland Auto Receivables No.
1 DAC, Series 1, Class C, (1-mo.
EURIBOR at 0.00% Floor + 2.30%),
4.25%, 09/12/33
(b)
........... EUR 227 $ 263,975
Fortuna Consumer Loan ABS DAC
(b)
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.35%), 3.30%, 02/18/34 .... 3,176 3,682,692
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.30%), 4.25%, 02/18/34 .... 2,161 2,525,186
Series 2024-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.25%, 10/18/34 .... 1,247 1,445,283
Series 2024-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.65%), 3.60%, 10/18/34 .... 1,687 1,956,130
Series 2024-2, Class E, (1-mo.
EURIBOR at 0.00% Floor +
4.10%), 6.05%, 10/18/34 .... 4,253 4,975,802
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 2.95%, 04/18/35 .... 2,200 2,539,752
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.35%), 3.30%, 04/18/35 .... 2,200 2,545,059
Series 2025-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.90%), 2.85%, 10/18/35 .... 3,800 4,392,700
Series 2025-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 3.10%, 10/18/35 .... 3,200 3,692,480
Series 2025-2, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.40%), 3.35%, 10/18/35 .... 2,600 3,000,083
Series 2025-2, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.75%), 4.70%, 10/18/35 .... 1,800 2,073,229
Series 2026-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 0.00%, 10/18/37 .... 1,300 1,500,535
Series 2026-1, Class E, (1-mo.
EURIBOR at 0.00% Floor +
3.50%), 0.00%, 10/18/37 .... 2,500 2,878,145
Hambridge Euro CLO 1 DAC
(b)
Series 1X, Class A, (3-mo.
EURIBOR at 1.37% Floor +
1.37%), 3.41%, 10/20/38 .... 11,380 13,146,306
Series 1X, Class D, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 5.34%, 10/20/38 .... 1,360 1,567,488
Hambridge Euro CLO 2 DAC, Series
2X, Class A, (3-mo. EURIBOR
at 1.26% Floor + 1.26%), 0.00%,
01/20/39
(b)(d)
............... 2,000 2,311,700
Harvest CLO XXIII DAC, Series 23X,
Class D, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 5.03%, 10/20/32
(b)
1,360 1,570,568
Harvest CLO XXXII DAC
(c)
Series 32A, Class C, (3-mo.
EURIBOR at 2.50% Floor +
2.50%), 4.53%, 07/25/37 .... 2,222 2,569,302
Series 32A, Class D, (3-mo.
EURIBOR at 3.60% Floor +
3.60%), 5.63%, 07/25/37 .... 2,105 2,432,687
Security
Par (000)
Par (000) Value
Ireland (continued)
Henley CLO I DAC, Series 1X, Class
AR, (3-mo. EURIBOR at 0.95%
Floor + 0.95%), 2.98%, 07/25/34
(b)
EUR 3,800 $ 4,390,231
Henley CLO IV DAC, Series 4X, Class
DR, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 4.98%, 07/25/38
(b)
1,000 1,147,307
Henley CLO X DAC, Series 10A, Class
SUB, 0.00%, 07/20/37
(c)
....... 4,000 3,207,715
Henley CLO XI DAC
(b)
Series 11X, Class A, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 3.23%, 04/25/39 .... 6,200 7,135,949
Series 11X, Class D, (3-mo.
EURIBOR at 2.60% Floor +
2.60%), 4.63%, 04/25/39 .... 2,150 2,398,122
Henley CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.12%, 01/15/38
(b)
1,320 1,517,243
Invesco Euro CLO IV DAC, Series
4A, Class B1, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 3.72%,
04/15/33
(c)
................ 625 719,079
Invesco Euro CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 3.80%
Floor + 3.80%), 5.82%, 01/15/34
(b)
450 512,548
Jubilee CLO DAC, Series 2024-29X,
Class D, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.22%, 01/15/39
(b)
2,230 2,537,335
LT Autorahoitus IV DAC, Series 4,
Class B, (1-mo. EURIBOR at 0.00%
Floor + 2.05%), 4.00%, 07/18/33
(b)
5,800 6,826,505
LT Autorahoitus V DAC, Series 5, Class
B, (1-mo. EURIBOR at 0.00% Floor
+ 0.90%), 2.86%, 05/18/35
(b)
.... 1,800 2,079,479
LT Rahoitus DAC, Series 6, Class B,
(1-mo. EURIBOR at 0.00% Floor +
0.90%), 2.85%, 07/18/36
(b)
..... 300 346,395
Newbridge Park CLO DAC, Series 1X,
Class D, (3-mo. EURIBOR at 2.50%
Floor + 2.50%), 4.70%, 04/15/40
(b)
3,760 4,268,955
Northwoods Capital 19 Euro DAC,
Series 2019-19A, Class C, (3-mo.
EURIBOR at 2.50% Floor + 2.50%),
4.53%, 11/25/33
(c)
........... 3,000 3,424,236
OCP Euro CLO DAC
(c)
Series 2019-3A, Class CR, (3-mo.
EURIBOR at 2.30% Floor +
2.30%), 4.33%, 04/20/33 .... 250 288,732
Series 2019-3A, Class DR, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 5.33%, 04/20/33 .... 250 288,311
Series 2025-14A, Class B, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 3.93%, 10/26/38 .... 3,580 4,116,634
Otranto Park CLO DAC, Series 1X,
Class AR, (3-mo. EURIBOR at
1.30% Floor + 1.30%), 3.32%,
10/15/39
(b)
................ 6,569 7,592,779
Palmer Square European CLO DAC,
Series 2024-2X, Class A, (3-mo.
EURIBOR at 1.34% Floor + 1.34%),
3.36%, 10/15/37
(b)
........... 5,200 6,006,862

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Palmer Square European Loan Funding
DAC
(b)
Series 2024-2X, Class D, (3-mo.
EURIBOR at 3.15% Floor +
3.15%), 5.13%, 05/15/34 .... EUR 3,250 $ 3,760,057
Series 2024-3X, Class D, (3-mo.
EURIBOR at 3.05% Floor +
3.05%), 5.03%, 05/15/34 .... 1,320 1,528,162
Penta CLO 17 DAC, Series 2024-
17X, Class DR, (3-mo. EURIBOR
at 2.60% Floor + 2.60%), 4.62%,
02/15/39
(b)
................ 2,710 2,999,274
Penta CLO 6 DAC, Series 2019-6A,
Class CR, (3-mo. EURIBOR at
2.30% Floor + 2.30%), 4.33%,
07/25/34
(c)
................ 500 580,140
Prodigy Finance DAC
(c)
Series 2021-1A, Class A, (1-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 5.04%, 07/25/51 ... USD 1,698 1,693,955
Series 2021-1A, Class B, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.61%), 6.29%, 07/25/51 ... 177 175,996
Series 2021-1A, Class C, (1-mo.
CME Term SOFR at 0.00% Floor
+ 3.86%), 7.54%, 07/25/51 ... 102 101,406
Series 2021-1A, Class D, (1-mo.
CME Term SOFR at 0.00% Floor
+ 6.01%), 9.69%, 07/25/51 ... 67 66,995
Providus CLO II DAC, Series 2X, Class
DRR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.22%, 10/15/38
(b)
EUR 1,349 1,544,703
Providus CLO VI DAC, Series 6X, Class
D, (3-mo. EURIBOR at 3.20% Floor
+ 3.20%), 5.21%, 05/20/34
(b)
.... 1,000 1,146,836
Providus CLO XIV DAC, Series 14X,
Class D, (3-mo. EURIBOR at 2.65%
Floor + 2.65%), 4.92%, 04/18/40
(b)
2,491 2,797,863
Rockfield Park CLO DAC, Series 1X,
Class C, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 5.02%, 07/16/34
(b)
2,000 2,297,648
Rockford Tower Europe CLO DAC
(b)
Series 2025-1X, Class A, (3-mo.
EURIBOR at 1.22% Floor +
1.22%), 3.25%, 10/25/37 .... 6,840 7,881,358
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.03%, 10/25/37 .... 1,870 2,145,968
Series 2025-3X, Class A, (3-mo.
EURIBOR at 1.31% Floor +
1.31%), 3.39%, 01/15/40 .... 31,392 36,320,728
Series 2025-3X, Class D, (3-mo.
EURIBOR at 3.10% Floor +
3.10%), 5.18%, 01/15/40 .... 2,440 2,810,170
RRE 18 Loan Management DAC,
Series 18A, Class SUB, (3-mo.
EURIBOR + 0.00%), 0.00%,
04/15/2124
(c)
............... 5,000 4,900,226
RRE 22 Loan Management DAC,
Series 22A, Class SUB, 0.00%,
01/15/38
(c)
................ 4,500 4,129,852
Secucor Finance DAC
(b)
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.45%), 3.39%, 09/20/36 .... 2,600 3,017,132
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.70%), 3.64%, 09/20/36 .... EUR 3,300 $ 3,808,797
Series 2025-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.40%), 5.34%, 09/20/36 .... 6,800 7,817,541
Series 2025-1, Class E, (1-mo.
EURIBOR at 0.00% Floor +
4.50%), 6.44%, 09/20/36 .... 1,600 1,838,682
Series 2025-1, Class F, (1-mo.
EURIBOR at 0.00% Floor +
6.20%), 8.14%, 09/20/36 .... 9,100 10,577,705
Signal Harmonic CLO I DAC
(b)
Series 1X, Class AR, (3-mo.
EURIBOR at 1.40% Floor +
1.40%), 3.42%, 07/15/38 .... 11,380 13,146,996
Series 1X, Class DR, (3-mo.
EURIBOR at 3.50% Floor +
3.50%), 5.52%, 07/15/38 .... 1,250 1,424,521
Signal Harmonic CLO III DAC, Series
3A, Class C, (3-mo. EURIBOR
at 2.60% Floor + 2.60%), 4.58%,
11/15/38
(c)
................. 5,900 6,754,409
Small Business Origination Loan Trust
DAC, Series 2025-1, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 2.60%), 6.33%,
12/15/36
(b)
................ GBP 462 604,909
Sona Fios CLO III DAC
(b)
Series 3X, Class A, (3-mo.
EURIBOR at 1.32% Floor +
1.32%), 3.35%, 04/20/37 .... EUR 6,700 7,776,540
Series 3X, Class D, (3-mo.
EURIBOR at 3.25% Floor +
3.25%), 5.28%, 04/20/37 .... 2,830 3,254,702
Sona Fios CLO V DAC
Series 5A, Class C, (3-mo.
EURIBOR at 2.45% Floor +
2.45%), 4.48%, 08/25/38
(c)
... 1,950 2,247,699
Series 5A, Class D, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 5.33%, 08/25/38
(c)
... 4,000 4,610,575
Series 5X, Class D, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 5.33%, 08/25/38
(b)
... 1,130 1,302,488
Sound Point Euro CLO III Funding
DAC, Series 3X, Class C, (3-mo.
EURIBOR at 2.30% Floor + 2.30%),
4.32%, 04/15/33
(b)
........... 750 866,595
Sound Point Euro CLO IV Funding
DAC
(c)
Series 4A, Class BR, (3-mo.
EURIBOR at 1.70% Floor +
1.70%), 3.72%, 04/15/39 .... 1,750 2,008,923
Series 4A, Class CR, (3-mo.
EURIBOR at 2.20% Floor +
2.20%), 4.22%, 04/15/39 .... 2,600 2,961,807
St. Paul's CLO XII DAC
(b)
Series 12X, Class B1, (3-mo.
EURIBOR at 1.60% Floor +
1.60%), 3.62%, 04/15/33 .... 1,350 1,550,448
Series 12X, Class D, (3-mo.
EURIBOR at 3.20% Floor +
3.20%), 5.22%, 04/15/33 .... 1,880 2,121,550

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Texas Debt Capital Euro CLO DAC
Series 2024-1A, Class B, (3-mo.
EURIBOR at 2.10% Floor +
2.10%), 4.12%, 07/16/38
(c)
... EUR 2,000 $ 2,312,220
Series 2024-1A, Class C, (3-mo.
EURIBOR at 2.55% Floor +
2.55%), 4.57%, 07/16/38
(c)
... 1,500 1,733,773
Series 2024-1X, Class D, (3-mo.
EURIBOR at 3.60% Floor +
3.60%), 5.62%, 07/16/38
(b)
... 1,243 1,437,579
Series 2025-1X, Class A, (3-mo.
EURIBOR at 1.18% Floor +
1.18%), 3.20%, 04/16/39
(b)
... 9,070 10,413,928
Tikehau CLO VI DAC, Series 6X, Class
D, (3-mo. EURIBOR at 3.60% Floor
+ 3.60%), 5.62%, 01/15/35
(b)
.... 1,000 1,138,365
Tikehau CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.28%, 10/20/38
(b)
5,073 5,834,313
Toro European CLO 2 DAC, Series
2A, Class CRR, (3-mo. EURIBOR
at 2.45% Floor + 2.45%), 4.48%,
07/25/34
(c)
................ 320 367,539
Victory Street CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.45%
Floor + 3.45%), 5.47%, 01/15/38
(b)
1,960 2,262,453
Victory Street CLO II DAC
(b)
Series 2X, Class A, (3-mo.
EURIBOR at 1.31% Floor +
1.31%), 3.41%, 01/15/39 .... 7,940 9,160,273
Series 2X, Class D, (3-mo.
EURIBOR at 3.10% Floor +
3.10%), 5.20%, 01/15/39 .... 3,970 4,551,801
Voya Euro CLO II DAC, Series 2A,
Class CR, (3-mo. EURIBOR at
2.15% Floor + 2.15%), 4.17%,
07/15/35
(c)
................ 250 286,793
Voya Euro CLO IV DAC, Series 4X,
Class DR, (3-mo. EURIBOR at
3.10% Floor + 3.10%), 5.12%,
10/15/34
(b)
................ 900 1,019,832
618,424,980
Italy — 0.3%
(a)(b)
Asset-Backed European Securitisation
Transaction Twenty-Five SRL
Series 25, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.19%, 11/15/39 ..... 2,058 2,382,475
Series 25, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.60%), 3.54%, 11/15/39 ..... 535 621,965
Series 25, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.50%), 4.44%, 11/15/39 ..... 258 299,684
Series 25, Class E, (1-mo.
EURIBOR at 0.00% Floor +
4.00%), 5.94%, 11/15/39 ..... 732 850,547
Asset-Backed European Securitisation
Transaction Twenty-Four SRL
Series 2024-R, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 3.09%, 08/16/40 .... 4,032 4,684,076
Series 2024-R, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.24%, 08/16/40 .... 900 1,044,179
Security
Par (000)
Par (000) Value
Italy (continued)
Series 2024-R, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.60%), 3.54%, 08/16/40 .... EUR 1,207 $ 1,403,588
Auto ABS Italian Stella Loans, Series
2025-2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.15%), 3.09%,
06/25/40 ................. 1,479 1,706,948
Auto ABS Italian Stella Loans SRL
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.11%, 12/29/36 ..... 4,106 4,754,576
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.70%), 3.61%, 12/29/36 .... 943 1,096,700
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.30%), 4.21%, 12/29/36 .... 869 1,013,168
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 2.91%, 12/28/40 .... 4,175 4,830,945
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.16%, 12/28/40 .... 2,138 2,469,814
Series 2025-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.90%), 3.81%, 12/28/40 .... 245 285,619
AutoFlorence 2 SRL
Series 2, Class B, (1-mo. EURIBOR
at 0.00% Floor + 0.75%), 2.67%,
12/24/44 ............... 120 138,578
Series 2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.15%), 3.07%,
12/24/44 ............... 55 63,980
Series 2, Class D, (1-mo. EURIBOR
at 0.00% Floor + 2.35%), 4.27%,
12/24/44 ............... 30 34,368
AutoFlorence 3 SRL
Series 3, Class B, (1-mo. EURIBOR
at 0.00% Floor + 2.35%), 4.29%,
12/25/46 ............... 279 327,430
Series 3, Class C, (1-mo. EURIBOR
at 0.00% Floor + 3.35%), 5.29%,
12/25/46 ............... 363 429,843
Series 3, Class D, (1-mo. EURIBOR
at 0.00% Floor + 5.35%), 7.29%,
12/25/46 ............... 253 301,169
Autoflorence 4 SRL
Series 4, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.05%), 2.97%,
12/24/44 ............... 2,358 2,728,206
Series 4, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.45%), 3.37%,
12/24/44 ............... 1,489 1,721,166
Brignole Co.
Series 2024, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.78%), 2.70%, 02/24/42 .... 6,977 8,080,782
Series 2024, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.12%, 02/24/42 .... 858 992,210
Series 2024, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 3.92%, 02/24/42 .... 307 356,789
Series 2024, Class D, (1-mo.
EURIBOR at 0.00% Floor +
4.00%), 5.92%, 02/24/42 .... 349 408,115

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
Fulvia Spv SRL
Series 2025-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.90%), 3.01%, 12/23/41 .... EUR 2,341 $ 2,698,649
Series 2025-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.15%), 3.26%, 12/23/41 .... 1,107 1,278,459
Golden Bar Securitisation SRL
Series 2023-2, Class B, (3-mo.
EURIBOR at 0.00% Floor +
2.90%), 5.01%, 09/22/43 .... 1,435 1,696,104
Series 2023-2, Class C, (3-mo.
EURIBOR at 0.00% Floor +
3.60%), 5.71%, 09/22/43 .... 1,755 2,083,457
Series 2023-2, Class D, (3-mo.
EURIBOR at 0.00% Floor +
5.70%), 7.81%, 09/22/43 .... 1,477 1,763,836
Series 2024-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.61%, 09/22/43 .... 3,091 3,590,389
Series 2025-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.00%), 3.12%, 12/20/44 .... 2,849 3,290,298
Series 2025-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.37%, 12/20/44 .... 3,388 3,916,174
Series 2025-1, Class D, (3-mo.
EURIBOR at 0.00% Floor +
1.90%), 4.02%, 12/20/44 .... 1,553 1,802,411
Series 2025-2, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.90%), 3.02%, 12/22/44 .... 1,349 1,552,451
Series 2025-2, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.32%, 12/22/44 .... 1,220 1,408,032
Series 2025-2, Class D, (3-mo.
EURIBOR at 0.00% Floor +
1.60%), 3.72%, 12/22/44 .... 527 610,567
Italian Stella Loans SRL
Series 2024-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.40%), 3.35%, 05/27/39 .... 853 991,111
Series 2024-2, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.15%), 4.10%, 05/27/39 .... 366 428,210
Quarzo SRL
Series 2024-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.60%), 3.75%, 06/15/41 .... 3,266 3,793,271
Series 2024-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
2.30%), 4.45%, 06/15/41 .... 577 673,614
Series 2024-1, Class D, (3-mo.
EURIBOR at 0.00% Floor +
3.70%), 5.85%, 06/15/41 .... 506 589,247
Red & Black Auto Italy SRL
Series 2, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.80%), 3.71%,
07/28/34 ............... 476 553,680
Series 2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.80%), 4.71%,
07/28/34 ............... 492 576,596
Series 2, Class D, (1-mo. EURIBOR
at 0.00% Floor + 3.80%), 5.71%,
07/28/34 ............... 172 203,310
Security
Par (000)
Par (000) Value
Italy (continued)
Series 3, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.10%), 3.01%,
07/28/36 ............... EUR 1,040 $ 1,206,532
Series 3, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.50%), 3.41%,
07/28/36 ............... 543 630,651
Sunrise SPV 97 SRL
Series 2025-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 2.95%, 10/27/50 .... 3,677 4,252,564
Series 2025-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.20%, 10/27/50 .... 4,055 4,655,363
Series 2025-2, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.55%), 3.50%, 10/27/50 .... 1,521 1,750,982
Sunrise Spv 98 Srl
Series 2026-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 3.02%, 04/27/51 .... 5,526 6,387,585
Series 2026-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.27%, 04/27/51 .... 6,642 7,677,578
Series 2026-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.52%, 04/27/51 .... 3,047 3,522,016
Series 2026-1, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.85%), 4.87%, 04/27/51 .... 3,234 3,738,202
Youni Italy SRL
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.88%), 2.82%, 04/25/34 .... 5,142 5,958,514
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.70%), 3.64%, 04/25/34 .... 888 1,032,903
Series 2025-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.75%), 3.71%, 01/25/36 .... 265 306,179
Series 2025-2, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.90%), 4.86%, 01/25/36 .... 447 516,417
118,162,272
Jersey, Channel Islands — 0.5%
AGL CLO 23 Ltd., Series 2022-23A,
Class BR, (3-mo. CME Term SOFR
at 1.55% Floor + 1.55%), 5.22%,
04/20/38
(a)(c)
............... USD 500 498,090
AIMCO CLO 22 Ltd., Series 2024-22A,
Class E, (3-mo. CME Term SOFR
at 6.50% Floor + 6.50%), 10.17%,
04/19/37
(a)(c)
............... 1,500 1,492,086
Allegro CLO V-S Ltd., Series 2024-2A,
Class A2, (3-mo. CME Term SOFR
at 1.70% Floor + 1.70%), 5.37%,
07/24/37
(a)(c)
............... 2,400 2,397,411
Ares Loan Funding IV Ltd., Series
2023-ALF4A, Class D1R, (3-mo.
CME Term SOFR at 2.75% Floor +
2.75%), 6.42%, 10/15/38
(a)(c)
.... 1,000 985,128
Ares LXVI CLO Ltd., Series 2022-66A,
Class CR2, (3-mo. CME Term SOFR
at 1.90% Floor + 1.90%), 5.57%,
10/25/38
(a)(c)
............... 4,750 4,756,334

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Jersey, Channel Islands (continued)
Ares LXX CLO Ltd., Series 2023-70A,
Class A1R, (3-mo. CME Term SOFR
at 1.25% Floor + 1.25%), 4.92%,
01/25/39
(a)(c)
............... USD 7,000 $ 6,993,184
Bain Capital Credit CLO Ltd., Series
2022-5A, Class ARR, (3-mo. CME
Term SOFR at 1.14% Floor +
1.14%), 4.81%, 01/24/37
(a)(c)
.... 1,500 1,495,818
Benefit Street Partners CLO XXVIII Ltd.,
Series 2022-28A, Class AR, (3-mo.
CME Term SOFR at 1.35% Floor +
1.35%), 5.02%, 10/20/37
(a)(c)
.... 640 640,215
Birch Grove CLO 6 Ltd., Series 2023-
6A, Class A1R, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%),
5.05%, 07/20/37
(a)(c)
.......... 5,000 5,002,943
Birch Grove CLO 8 Ltd.
(a)(c)
Series 2024-8A, Class A1, (3-mo.
CME Term SOFR at 1.63% Floor
+ 1.63%), 5.30%, 04/20/37 ... 12,509 12,514,004
Series 2024-8A, Class E, (3-mo.
CME Term SOFR at 7.10% Floor
+ 7.10%), 10.77%, 04/20/37 .. 3,000 2,940,185
Canyon Capital CLO Ltd., Series 2022-
2A, Class A1R, (3-mo. CME Term
SOFR at 1.18% Floor + 1.18%),
4.85%, 04/15/38
(a)(c)
.......... 4,750 4,740,407
Capital Four US CLO II Ltd., Series
2022-1A, Class AR, (3-mo. CME
Term SOFR at 1.90% Floor +
1.90%), 5.57%, 01/20/37
(a)(c)
.... 15,580 15,587,586
Captree Park CLO Ltd., Series 2024-
1A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.25%),
6.92%, 07/20/37
(a)(c)
.......... 2,796 2,744,528
CarVal CLO VIII-C Ltd., Series 2022-
2A, Class A1R, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%),
5.09%, 10/22/37
(a)(c)
.......... 15,750 15,764,205
GoldenTree Loan Management US
CLO 21 Ltd., Series 2024-21A,
Class F, (3-mo. CME Term SOFR
at 7.83% Floor + 7.83%), 11.50%,
07/20/37
(a)(c)
............... 1,750 1,615,565
Golub Capital Partners CLO 64B-R Ltd.,
Series 2022-64A, Class AR, (3-mo.
CME Term SOFR at 1.36% Floor +
1.36%), 5.03%, 10/25/37
(a)(c)
.... 1,000 1,000,192
Golub Capital Partners CLO 76 B
Ltd.
(a)(c)
Series 2024-76A, Class A1, (3-mo.
CME Term SOFR at 1.37% Floor
+ 1.37%), 5.04%, 10/25/37 ... 5,530 5,531,704
Series 2024-76A, Class B, (3-mo.
CME Term SOFR at 1.67% Floor
+ 1.67%), 5.34%, 10/25/37 ... 310 309,616
Series 2024-76A, Class C, (3-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 5.57%, 10/25/37 ... 310 310,383
Series 2024-76A, Class D1, (3-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 6.57%, 10/25/37 ... 310 304,178
HalseyPoint CLO 7 Ltd., Series 2023-
7A, Class A1R, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%),
5.12%, 07/20/38
(a)(c)
.......... 2,137 2,138,235
Security
Par (000)
Par (000) Value
Jersey, Channel Islands (continued)
Hamlin Park CLO Ltd., Series 2024-1A,
Class A, (3-mo. CME Term SOFR
at 1.34% Floor + 1.34%), 5.01%,
10/20/37
(a)(c)
............... USD 9,750 $ 9,754,875
Invesco US CLO Ltd., Series 2023-3A,
Class AR, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 4.98%,
07/15/38
(a)(c)
............... 5,750 5,752,382
Juniper Valley Park CLO Ltd., Series
2023-1A, Class ARR, (3-mo. CME
Term SOFR at 1.08% Floor +
1.08%), 4.75%, 07/20/36
(a)(c)
.... 370 369,366
Madison Park Funding LXI Ltd., Series
2023-61A, Class AR, (3-mo. CME
Term SOFR at 1.22% Floor +
1.22%), 4.86%, 01/20/39
(a)(c)
.... 3,000 2,997,832
MidOcean Credit CLO XV Ltd., Series
2024-15A, Class D, (3-mo. CME
Term SOFR at 3.35% Floor +
3.35%), 7.02%, 07/21/37
(a)(c)
.... 750 738,197
Neuberger Berman Loan Advisers CLO
51 Ltd., Series 2022-51A, Class
D1R2, (3-mo. CME Term SOFR
at 2.80% Floor + 2.80%), 6.47%,
10/23/36
(a)(c)
............... 3,750 3,698,901
OCP CLO Ltd.
(c)
Series 2024-31A, Class AR, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.15%), 4.82%, 04/20/39
(a)
.. 12,250 12,223,392
Series 2024-34A, Class D2, (3-mo.
CME Term SOFR at 4.35% Floor
+ 4.35%), 8.02%, 10/15/37
(a)
.. 3,410 3,340,574
Series 2024-35A, Class E, (3-mo.
CME Term SOFR at 5.90% Floor
+ 5.90%), 9.57%, 10/25/37
(a)
.. 1,350 1,333,596
Series 2024-37A, Class A1, (3-mo.
CME Term SOFR at 1.36% Floor
+ 1.36%), 5.03%, 10/15/37
(a)
.. 4,820 4,822,885
Series 2024-37A, Class B2, 4.94%,
10/15/37 ............... 3,220 3,123,162
Pikes Peak CLO 12 Ltd., Series 2023-
12A, Class AR, (3-mo. CME Term
SOFR at 1.22% Floor + 1.22%),
4.89%, 04/20/38
(a)(c)
.......... 3,695 3,688,542
Pikes Peak CLO 14 Ltd.
(a)(c)
Series 2023-14A, Class A1R, (3-mo.
CME Term SOFR at 1.38% Floor
+ 1.38%), 5.05%, 07/20/38 ... 4,750 4,751,794
Series 2023-14A, Class D1R, (3-mo.
CME Term SOFR at 3.15% Floor
+ 3.15%), 6.82%, 07/20/38 ... 1,500 1,475,625
Series 2023-14A, Class D2R, (3-mo.
CME Term SOFR at 4.65% Floor
+ 4.65%), 8.32%, 07/20/38 ... 2,300 2,283,028
Pikes Peak CLO 15 Ltd.
(a)(c)
Series 2023-15A, Class AR, (3-mo.
CME Term SOFR at 1.22% Floor
+ 1.22%), 4.89%, 10/20/38 ... 2,000 1,998,554
Series 2023-15A, Class CR, (3-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 5.57%, 10/20/38 ... 2,000 2,002,690
Series 2023-15A, Class D1R, (3-mo.
CME Term SOFR at 2.80% Floor
+ 2.80%), 6.47%, 10/20/38 ... 4,500 4,446,027

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Jersey, Channel Islands (continued)
Regatta XXVII Funding Ltd., Series
2024-1A, Class E, (3-mo. CME Term
SOFR at 6.50% Floor + 6.50%),
10.17%, 04/26/37
(a)(c)
......... USD 1,250 $ 1,194,643
Signal Peak CLO 12 Ltd.
(a)(c)
Series 2022-12A, Class A1R, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.07%, 07/18/37 ... 2,000 2,001,460
Series 2022-12A, Class X, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 4.97%, 07/18/37 ... 3,300 3,300,022
Silver Point CLO 1 Ltd., Series 2022-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%),
4.99%, 01/20/38
(a)(c)
.......... 3,000 2,999,687
Silver Point CLO 3 Ltd., Series 2023-
3A, Class A1R, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%),
5.01%, 01/18/39
(a)(c)
.......... 4,340 4,336,201
Symphony CLO 30 Ltd., Series 2023-
30A, Class B1R, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%),
5.62%, 10/20/37
(a)(c)
.......... 1,750 1,750,439
Unity-Peace Park CLO Ltd., Series
2022-1A, Class DR, (3-mo. CME
Term SOFR at 2.85% Floor +
2.85%), 6.51%, 04/20/35
(a)(c)
.... 4,000 3,970,032
Valley Stream Park CLO Ltd., Series
2022-1A, Class E1RR, (3-mo.
CME Term SOFR at 5.25% Floor +
5.25%), 8.92%, 01/20/37
(a)(c)
.... 6,435 5,707,236
Vantage Data Centers Jersey Borrower
Spv Ltd.
(b)
Series 2024-1X,  6.17%, 05/28/39 GBP 17,970 23,837,800
Series 2024-1X, Class B, 6.34%,
05/28/39 ............... 6,666 8,658,575
Verdelite Static CLO Ltd.
(a)(c)
Series 2024-1A, Class A, (3-mo.
CME Term SOFR at 1.13% Floor
+ 1.13%), 4.80%, 07/20/32 ... USD 4,209 4,209,775
Series 2024-1A, Class B, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.32%, 07/20/32 ... 2,000 1,998,773
Warwick Capital CLO 1 Ltd., Series
2023-1A, Class AR, (3-mo. CME
Term SOFR at 1.28% Floor +
1.28%), 4.95%, 10/20/38
(a)(c)
.... 2,510 2,509,365
Wehle Park CLO Ltd.
(a)(c)
Series 2022-1A, Class A1R, (3-mo.
CME Term SOFR at 1.24% Floor
+ 1.24%), 4.91%, 10/21/38 ... 4,520 4,518,845
Series 2022-1A, Class D1R, (3-mo.
CME Term SOFR at 2.70% Floor
+ 2.70%), 6.37%, 10/21/38 ... 1,500 1,440,337
Wellington Management CLO 4 Ltd.,
Series 2025-4A, Class A, (3-mo.
CME Term SOFR at 1.15% Floor +
1.15%), 4.82%, 04/18/38
(a)(c)
.... 2,400 2,392,212
Wildwood Park CLO Ltd.
(a)(c)
Series 2024-1A, Class A, (3-mo.
CME Term SOFR at 1.36% Floor
+ 1.36%), 5.03%, 10/20/37 ... 6,750 6,752,575
Series 2024-1A, Class E, (3-mo.
CME Term SOFR at 5.75% Floor
+ 5.75%), 9.42%, 10/20/37 ... 1,600 1,601,759
241,743,155
Security
Par (000)
Par (000) Value
Luxembourg — 0.3%
(b)
Asset-Backed European Securitisation
Transaction Twenty-Three SARL
(a)
Series 23, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.22%, 03/21/34 .... EUR 2,294 $ 2,665,723
Series 23, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.60%), 3.52%, 03/21/34 .... 949 1,104,593
Series 23, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.90%), 3.82%, 03/21/34 .... 475 552,525
Series 23, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.40%), 4.32%, 03/21/34 .... 395 461,598
Auto1 Car Funding SARL
(a)
Series 2, Class B, (1-mo. EURIBOR
at 0.00% Floor + 0.85%), 2.79%,
07/16/35 ............... 1,033 1,191,595
Series 2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.30%), 3.24%,
07/16/35 ............... 689 797,502
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.44%, 12/15/33 .... 300 348,972
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.50%), 5.44%, 12/15/33 .... 300 356,277
Compartment BL Consumer Credit,
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor + 0.90%),
2.84%, 09/25/41
(a)
........... 1,236 1,427,629
Compartment Driver UK Ten, Series 10,
Class B, (Sterling Overnight Index
Average at 0.00% Floor + 1.00%),
4.73%, 04/25/33
(a)
........... GBP 2,700 3,564,049
ECARAT DE SA Compartment
(a)
Series 2025-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.80%), 2.74%, 02/25/37 .... EUR 1,300 1,501,251
Series 2025-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.05%), 2.99%, 02/25/37 .... 400 462,220
ECARAT DE SA Compartment Lease
(a)
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 2.94%, 05/25/34 .... 3,600 4,162,312
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.19%, 05/25/34 .... 4,200 4,860,857
FACT SA, Series 2024-1, Class B,
(1-mo. EURIBOR at 0.00% Floor +
1.05%), 2.99%, 09/22/31
(a)
..... 2,400 2,782,956
First Mobility SARL, Series 2025-1,
Class B, (1-mo. EURIBOR at 0.00%
Floor + 0.90%), 2.84%, 10/14/32
(a)
2,100 2,417,566
Golden Ray SA Compartment 1
(a)
Series 1, Class A2, (1-mo.
EURIBOR at 0.00% Floor +
0.80%), 2.75%, 12/27/57 .... 2,810 3,241,529
Series 1, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.50%), 3.45%,
12/27/57 ............... 500 574,246
Series 1, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.00%), 3.95%,
12/27/57 ............... 300 343,934

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Golden Ray SA Compartment 2
(a)
Series 2, Class A, (1-mo. EURIBOR
at 0.00% Floor + 0.94%), 2.89%,
12/27/58 ............... EUR 8,362 $ 9,675,065
Series 2, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.10%), 3.05%,
12/27/58 ............... 700 807,919
Series 2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.50%), 3.45%,
12/27/58 ............... 300 347,318
Pony SA
(a)
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.85%), 2.79%, 01/14/33 .... 984 1,136,314
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.14%, 01/14/33 .... 492 569,284
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.65%), 3.59%, 01/14/33 .... 328 381,029
RevoCar SA Compartment
(a)
Series 2025-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.80%), 2.74%, 08/25/38 .... 700 806,855
Series 2025-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.05%), 2.99%, 08/25/38 .... 300 345,903
SC Austria SARL
(a)
Series 2025-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.10%), 3.13%, 07/25/41 .... 4,602 5,336,855
Series 2025-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.45%), 3.48%, 07/25/41 .... 4,903 5,703,793
Series 2025-1, Class D, (3-mo.
EURIBOR at 0.00% Floor +
1.80%), 3.83%, 07/25/41 .... 4,188 4,856,316
SC Germany SA Compartment
Consumer
(a)
Series 2020-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.75%), 3.69%, 11/14/34 ..... 325 375,434
Series 2020-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.50%), 4.44%, 11/14/34 ..... 133 154,034
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 2.94%, 01/14/38 .... 1,619 1,871,145
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.24%, 01/14/38 .... 9,544 11,013,990
Series 2024-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.10%), 3.04%, 05/14/38 .... 3,000 3,488,206
Series 2024-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.40%), 3.34%, 05/14/38 .... 2,300 2,660,146
Series 2024-2, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.70%), 3.64%, 05/14/38 .... 1,600 1,853,194
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.95%), 2.89%, 12/14/38 .... 2,800 3,222,159
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.14%, 12/14/38 .... 1,700 1,953,737
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Series 2025-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.75%), 3.69%, 12/14/38 .... EUR 1,300 $ 1,508,842
Series 2025-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.95%), 2.89%, 12/15/38 .... 4,600 5,329,261
Series 2025-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 3.09%, 12/15/38 .... 1,800 2,081,100
Series 2025-2, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.44%, 12/15/38 .... 2,600 2,994,683
SC Germany SA Compartment
Leasing
(a)
Series 2023-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 3.94%, 12/14/32 .... 427 496,455
Series 2023-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.00%), 4.94%, 12/14/32 .... 388 453,271
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.85%), 2.79%, 09/14/36 .... 1,300 1,502,327
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 2.94%, 09/14/36 .... 1,000 1,153,537
TREVA Equipment Finance SA-
Compartment, Series 2024-1, Class
B, (1-mo. EURIBOR at 0.00% Floor
+ 0.90%), 2.84%, 01/20/35
(a)
.... 1,051 1,215,179
Vantage Data Centers Germany
Borrower Lux SARL, Series 2025-
1X, Class A2, 4.29%, 06/28/50 ... 13,812 15,758,992
121,869,677
Netherlands — 0.1%
(b)
Aurorus BV
(a)
Series 2023-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.26%, 08/13/49 .... 2,591 3,001,972
Series 2023-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.10%), 4.06%, 08/13/49 .... 514 597,822
Series 2023-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.20%), 5.16%, 08/13/49 .... 746 869,559
Edgeconnex Data Centers Europe BV,
Series 2026-1X, Class A2, 4.50%,
04/30/56
(g)
................ 10,615 11,955,154
Hill FL BV
(a)
  (1M EURIBOR + 0.95%), 2.91%,
10/18/33 ............... 4,199 4,838,242
Series 2024-1FL, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.10%), 3.06%, 02/18/32 .... 478 552,366
Series 2024-1FL, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.05%), 4.01%, 02/18/32 .... 537 623,826
Series 2024-1FL, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.20%), 5.16%, 02/18/32 .... 119 138,626
Series 2024-2FL, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.72%), 2.68%, 10/18/32 .... 3,074 3,548,832

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands (continued)
Series 2024-2FL, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.95%), 3.91%, 10/18/32 .... EUR 401 $ 458,465
Series 2025-1FL, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.21%, 10/18/32 .... 6,346 7,343,328
Series 2025-1FL, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.64%), 4.60%, 10/18/32 .... 5,059 5,857,947
HIVE BV
(a)
Series 2025-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.80%), 2.72%, 11/21/45 ..... 9,445 10,916,539
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.35%), 3.27%, 11/21/45 ..... 2,276 2,638,357
Mila BV
(a)
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.95%), 2.89%, 09/16/41 .... 260 299,479
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.45%), 3.39%, 09/16/41 .... 193 223,362
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 3.94%, 09/16/41 .... 135 156,896
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.85%), 2.79%, 10/12/42 .... 500 577,493
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.10%), 3.04%, 10/12/42 .... 300 346,454
Series 2025-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.35%), 3.29%, 10/12/42 .... 1,200 1,377,033
Series 2025-1, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.72%), 4.66%, 10/12/42 .... 800 920,519
57,242,271
Portugal — 0.1%
(a)(b)
GAMMA Sociedade de Titularizacao de
Creditos, Series 2, Class A, (3-mo.
EURIBOR at 0.00% Floor + 0.90%),
2.93%, 02/25/34 ............ 3,458 4,014,905
GAMMA Sociedade de Titularizacao de
Creditos SA Consumer Totta 3
Series 3, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.20%), 3.23%,
10/25/35 ............... 1,191 1,380,330
Series 3, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.50%), 3.53%,
10/25/35 ............... 825 951,667
Series 3, Class D, (3-mo. EURIBOR
at 0.00% Floor + 2.65%), 4.68%,
10/25/35 ............... 550 634,464
TAGUS - Sociedade de Titularizacao de
Creditos SA
Series 2, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.80%), 3.75%,
10/27/42 ............... 1,119 1,299,552
Series 2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.60%), 4.55%,
10/27/42 ............... 489 570,605
Security
Par (000)
Par (000) Value
Portugal (continued)
Series 2, Class D, (1-mo. EURIBOR
at 0.00% Floor + 2.85%), 4.77%,
09/23/38 ............... EUR 267 $ 303,523
Series 2, Class D, (1-mo. EURIBOR
at 0.00% Floor + 4.00%), 5.95%,
10/27/42 ............... 979 1,142,876
Series 3, Class A, (1-mo. EURIBOR
at 0.00% Floor + 0.93%), 2.88%,
10/27/43 ............... 11,400 13,200,645
Series 3, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.40%), 3.35%,
10/27/43 ............... 700 807,782
Series 3, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.65%), 3.60%,
10/27/43 ............... 200 230,797
Series 3, Class D, (1-mo. EURIBOR
at 0.00% Floor + 3.00%), 4.95%,
10/27/43 ............... 1,200 1,384,510
Series 3, Class E, (1-mo. EURIBOR
at 0.00% Floor + 4.40%), 6.35%,
10/27/43 ............... 800 924,811
Series 6, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.20%), 3.33%,
12/25/39 ............... 2,200 2,546,293
Series 6, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.70%), 3.83%,
12/25/39 ............... 1,800 2,086,944
31,479,704
Spain — 0.2%
(a)(b)
Auto ABS Spanish Loans
Series 2026-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.05%), 3.23%, 12/28/38 .... 1,500 1,726,103
Series 2026-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.60%), 3.78%, 12/28/38 .... 400 462,323
Auto ABS Spanish Loans FT
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.85%), 2.76%, 09/28/38 .... 8,264 9,572,687
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.21%, 09/28/38 .... 3,033 3,520,733
AutoNoria Spain FT
Series 2021-SP, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.80%), 2.74%, 01/31/39 .... 211 244,314
Series 2021-SP, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.05%), 2.99%, 01/31/39 .... 342 394,691
Series 2021-SP, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.55%), 3.49%, 01/31/39 .... 146 169,546
Series 2021-SP, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.65%), 4.59%, 01/31/39 .... 81 94,189
Series 2021-SP, Class F, (1-mo.
EURIBOR at 0.00% Floor +
3.90%), 5.84%, 01/31/39 .... 33 37,572
Series 2022-SP, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.80%), 4.74%, 01/27/40 .... 530 624,097
Series 2022-SP, Class D, (1-mo.
EURIBOR at 0.00% Floor +
4.20%), 6.14%, 01/28/40 .... 132 158,162

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain (continued)
Series 2022-SP, Class E, (1-mo.
EURIBOR at 0.00% Floor +
7.00%), 8.94%, 01/29/40 .... EUR 761 $ 917,218
Series 2023-SP, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.70%), 2.64%, 09/30/41 .... 2,894 3,352,537
Series 2023-SP, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 3.09%, 09/30/41 .... 258 299,841
Series 2023-SP, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 3.94%, 09/30/41 .... 879 1,030,798
Series 2023-SP, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.90%), 4.84%, 09/30/41 .... 310 366,378
Series 2025-SP, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 2.94%, 04/30/43 .... 3,300 3,820,423
Series 2025-SP, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.14%, 04/30/43 .... 2,800 3,238,176
Series 2025-SP, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.44%, 04/30/43 .... 1,400 1,621,857
Series 2025-SP, Class E, (1-mo.
EURIBOR at 0.00% Floor +
3.00%), 4.94%, 04/30/43 .... 1,500 1,740,882
BBVA Consumer Auto FT
Series 2025-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.00%), 3.01%, 05/19/42 .... 1,592 1,841,868
Series 2025-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.31%, 05/19/42 .... 1,873 2,174,166
BBVA Consumer Fondo de Titulizacion
Series 2026-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.95%), 2.96%, 05/20/39 .... 2,200 2,532,485
Series 2026-1, Class D, (3-mo.
EURIBOR at 0.00% Floor +
2.50%), 4.51%, 05/20/39 .... 1,300 1,485,538
Series 2026-1, Class E, (3-mo.
EURIBOR at 0.00% Floor +
3.50%), 5.51%, 05/20/39 .... 500 576,622
Series 2026-1, Class F, (3-mo.
EURIBOR at 0.00% Floor +
5.10%), 7.11%, 05/20/39 ..... 800 916,151
Fondo de Titulizacion Santander
Consumo 9
Series 9, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.00%), 3.03%,
10/25/40 ............... 2,000 2,306,392
Series 9, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.40%), 3.43%,
10/25/40 ............... 4,000 4,619,480
FT Santander Consumer Spain Auto,
Series 2025-1, Class C, (3-mo.
EURIBOR at 0.00% Floor + 1.20%),
3.35%, 09/17/43 ............ 1,974 2,282,361
FTA Consumo Santander
Series 7, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.30%), 3.33%,
07/20/38 ............... 2,558 2,961,606
Series 7, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.65%), 3.68%,
07/20/38 ............... 2,110 2,440,900
Security
Par (000)
Par (000) Value
Spain (continued)
Santander Consumo 10 FT
Series 10, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.74%, 05/22/41 .... EUR 4,900 $ 5,663,869
Series 10, Class D, (3-mo.
EURIBOR at 0.00% Floor +
1.90%), 4.14%, 05/22/41 .... 5,400 6,241,808
Santander Consumo 8 Fondo de
Titulizacion
Series 8, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.20%), 3.23%,
01/21/40 ............... 2,700 3,137,279
Series 8, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.50%), 3.53%,
01/21/40 ............... 2,900 3,356,641
Series 8, Class D, (3-mo. EURIBOR
at 0.00% Floor + 2.75%), 4.78%,
01/21/40 ............... 1,000 1,154,772
77,084,465
Switzerland — 0.0%
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-CF2,
Class 1B, 6.00%, 01/25/43
(c)(g)
... USD 591 495,809
United Kingdom — 0.7%
Asimi Funding plc
(a)(b)
Series 2024-1, Class C, (Sterling
Overnight Index Average +
1.95%), 5.68%, 09/16/31 .... GBP 903 1,196,310
Series 2025-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 4.68%,
05/16/32 ............... 1,949 2,583,701
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.13%,
05/16/32 ............... 1,930 2,559,042
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.75%), 5.48%,
05/16/32 ............... 1,635 2,166,947
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.40%), 6.13%,
05/16/32 ............... 445 590,619
Series 2025-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.23%,
12/16/32 ............... 711 940,805
Series 2025-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.75%), 5.48%,
12/16/32 ............... 601 792,637
Series 2025-2, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 2.80%), 6.53%,
12/16/32 ............... 1,360 1,799,405
Series 2025-2, Class F, (Sterling
Overnight Index Average at
0.00% Floor + 4.80%), 8.53%,
12/16/32 ............... 1,544 2,037,937

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Cardiff Auto Receivables Securitisation
plc
(a)(b)
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.13%,
08/20/31 ............... GBP 2,918 $ 3,875,172
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 5.63%,
08/20/31 ............... 5,216 6,934,993
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.60%), 6.33%,
08/20/31 ............... 3,951 5,265,711
Dowson plc
(a)(b)
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 4.98%,
08/20/31 ............... 3,281 4,347,348
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.33%,
08/20/31 ............... 2,490 3,297,221
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.35%), 6.08%,
08/20/31 ............... 631 832,425
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.95%), 7.68%,
08/20/31 ............... 1,212 1,601,872
Series 2024-1, Class F, (Sterling
Overnight Index Average at
0.00% Floor + 6.95%), 10.68%,
08/20/31 ............... 1,476 1,934,259
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.23%,
12/20/32 ............... 1,137 1,506,384
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 5.63%,
12/20/32 ............... 983 1,302,356
Series 2025-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 2.90%), 6.63%,
12/20/32 ............... 1,120 1,484,541
Series 2025-1, Class F, (Sterling
Overnight Index Average at
0.00% Floor + 5.25%), 8.98%,
12/20/32 ............... 1,795 2,379,529
Greene King Finance plc
Series A6,  4.06%, 03/15/35
(b)
... 2,708 3,324,768
Series B1,  (Sterling Overnight
Index Average + 1.92%), 5.65%,
12/15/34
(a)
.............. 2,472 3,033,310
Series B2,  (Sterling Overnight
Index Average at 2.08% Floor +
2.20%), 5.93%, 03/15/36
(a)(b)
.. 100 121,949
Hermitage 2024 plc
(a)(b)
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 4.63%,
04/21/33 ............... 3,209 4,250,203
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 4.98%,
04/21/33 ............... GBP 958 $ 1,270,338
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.33%,
04/21/33 ............... 1,000 1,324,782
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.90%), 7.63%,
04/21/33 ............... 627 839,569
Hermitage plc
(a)(b)
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.35%), 6.08%,
04/21/33 ............... 417 553,872
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 4.83%,
04/21/33 ............... 1,960 2,589,937
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.13%,
04/21/33 ............... 2,498 3,294,675
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.43%,
04/21/33 ............... 1,709 2,254,258
Series 2025-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.20%), 6.93%,
04/21/33 ............... 928 1,245,580
London Cards No. 1 plc, Series 1, Class
B, (Sterling Overnight Index Average
at 0.00% Floor + 3.75%), 7.48%,
05/15/33
(a)(b)
............... 1,425 1,894,355
London Cards No. 2 plc
(a)(b)
Series 2, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.13%,
03/28/34 ............... 1,383 1,839,483
Series 2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 6.23%,
03/28/34 ............... 1,708 2,273,014
Series 2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.45%), 7.18%,
03/28/34 ............... 1,784 2,391,827
Series 2, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 5.50%), 9.23%,
03/28/34 ............... 2,066 2,785,374
London Cards No. 3 plc
(a)(b)
Series 3X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 4.63%,
12/15/35 ............... 7,596 10,067,116
Series 3X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.23%,
12/15/35 ............... 5,297 7,013,268

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 3X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 5.73%,
12/15/35 ............... GBP 5,827 $ 7,704,087
Montgomery Square Consumer
Funding 1 plc, Series 1, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 1.55%), 5.28%,
03/17/36
(a)(b)
............... 252 333,542
Morglas ABS plc, Series 2025-1, Class
A, (Sterling Overnight Index Average
at 0.00% Floor + 0.80%), 4.53%,
09/15/40
(a)(b)
............... 7,826 10,355,253
Newday Funding
(a)(b)
Series 2024-1X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.18%), 4.91%,
03/15/32 ............... 1,910 2,536,300
Series 2024-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.65%), 5.38%,
03/15/32 ............... 3,309 4,395,279
Series 2024-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.40%), 6.13%,
03/15/32 ............... 3,128 4,168,333
Newday Funding Master Issuer plc
(a)(b)
Series 2023-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.70%), 6.43%,
11/15/31 ............... 4,377 5,848,295
Series 2023-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.70%), 7.43%,
11/15/31 ............... 5,555 7,447,152
Series 2024-2X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 4.63%,
07/15/32 ............... 9,773 12,940,691
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.13%,
07/15/32 ............... 1,949 2,590,219
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 5.63%,
07/15/32 ............... 2,323 3,082,791
Series 2024-2X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.65%), 6.38%,
07/15/32 ............... 4,901 6,537,938
Series 2024-3X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.03%,
11/15/32 ............... 2,090 2,776,139
Series 2024-3X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.33%,
11/15/32 ............... 3,087 4,098,804
Series 2025-1X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.85%), 4.58%,
04/15/33 ............... 6,990 9,251,039
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2025-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 4.88%,
04/15/33 ............... GBP 2,829 $ 3,745,741
Series 2025-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 5.18%,
04/15/33 ............... 4,581 6,041,717
Series 2025-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.05%), 4.78%,
07/15/33 ............... 3,002 3,965,115
Series 2025-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.23%,
07/15/33 ............... 3,307 4,363,896
Series 2026-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 1.00%,
03/15/34 ............... 1,094 1,446,985
Pavillion Consumer plc
(a)(b)
Series 2025-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 4.93%,
01/25/36 ............... 8,810 11,630,201
Series 2025-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.33%,
01/25/36 ............... 4,205 5,554,807
PCL Funding IX plc
(a)(b)
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 4.63%,
07/16/29 ............... 22,145 29,351,923
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.03%,
07/16/29 ............... 2,320 3,078,586
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.15%), 5.88%,
07/16/29 ............... 150 200,166
PCL Funding VIII plc
(a)(b)
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 6.23%,
05/15/28 ............... 1,125 1,492,558
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.50%), 7.23%,
05/15/28 ............... 712 944,624
Satus plc
(a)(b)
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 4.98%,
01/17/31 ............... 3,139 4,156,006
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.05%), 5.78%,
01/17/31 ............... 3,161 4,170,825
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.30%), 7.03%,
01/17/31 ............... 568 744,324

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 5.30%), 9.03%,
01/17/31 ............... GBP 549 $ 725,555
Trafford Centre Finance Ltd. (The),
Series B2, (Sterling Overnight
Index Average + 0.94%), 4.70%,
07/28/35
(a)(b)
............... 3,400 3,764,366
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(b)
.... 8,656 11,765,647
Velocity plc
(a)(b)
Series 2026-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.88%), 4.61%,
02/25/37 ............... 5,816 7,695,756
Series 2026-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 4.88%,
02/25/37 ............... 3,081 4,078,101
Series 2026-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.55%), 5.28%,
02/25/37 ............... 483 639,312
Series 2026-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.80%), 5.53%,
02/25/37 ............... 486 643,283
Series 2026-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.20%), 6.93%,
02/25/37 ............... 272 360,027
Zilch Finance 2 Ltd., (Daily SONIA +
3.50%), 7.23%, 10/22/28
(a)(d)
.... 37,561 49,716,137
346,138,412
United States — 7.1%
522 Funding CLO Ltd.
(a)(c)
Series 2018-3A, Class AR, (3-mo.
CME Term SOFR at 1.04% Floor
+ 1.30%), 4.97%, 10/20/31 ... USD 3 2,895
Series 2018-3A, Class CR, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.31%), 5.98%, 10/20/31 ... 750 753,306
A10 Issuer LLC, Series 2025-FL6,
Class A, (1-mo. CME Term SOFR
at 1.47% Floor + 1.47%), 5.14%,
05/15/42
(a)(c)
............... 5,888 5,885,407
ACE Securities Corp. Home Equity
Loan Trust
(a)
Series 2005-AG1, Class M2, (1-mo.
CME Term SOFR at 0.69% Floor
+ 0.80%), 4.48%, 08/25/35 ... 1,828 1,631,158
Series 2007-HE4, Class A2A, (1-mo.
CME Term SOFR at 0.26% Floor
+ 0.37%), 4.05%, 05/25/37 ... 6,789 990,075
Series 2007-HE4, Class A2C, (1-mo.
CME Term SOFR at 0.60% Floor
+ 0.71%), 4.39%, 05/25/37 ... 335 49,218
ACE Securities Manufactured Housing
Loan Trust, Series 2003-MH1,
0.00%, 08/15/30
(c)
........... 120 118,097
Acore Issuer LLC, Series 2026-FL1,
Class A, (1-mo. CME Term SOFR
at 1.45% Floor + 1.45%), 5.13%,
08/20/43
(a)(c)
............... 3,000 2,991,626
Security
Par (000)
Par (000) Value
United States (continued)
ACRES Commercial Realty Issuer LLC,
Series 2026-FL4, Class A, (1-mo.
CME Term SOFR at 1.45% Floor +
1.45%), 5.11%, 08/18/44
(a)(c)
.... USD 3,250 $ 3,244,723
ACRES LLC, Series 2025-FL3, Class
A, (1-mo. CME Term SOFR at 1.62%
Floor + 1.62%), 5.30%, 08/18/40
(a)(c)
13,896 13,899,892
Affirm Asset Securitization Trust
(c)
Series 2025-X1, Class C, 5.34%,
04/15/30 ............... 2,790 2,793,645
Series 2025-X2, Class B, 4.56%,
10/15/30 ............... 2,640 2,638,049
Series 2025-X2, Class C, 4.93%,
10/15/30 ............... 915 916,224
Affirm Master Trust
(c)
Series 2025-1A, Class A, 4.99%,
02/15/33 ............... 5,342 5,374,356
Series 2025-1A, Class B, 5.13%,
02/15/33 ............... 2,389 2,396,473
Series 2026-1A, Class A, 4.37%,
02/15/34 ............... 17,480 17,409,855
Series 2026-2A, Class A, 4.67%,
04/16/35 ............... 14,378 14,357,541
Ajax Mortgage Loan Trust
(c)
Series 2017-D, Class B, 0.00%,
12/25/57
(a)
.............. 4 1,287
Series 2020-C, Class C, 0.00%,
09/27/60 ............... 126 126
Series 2021-C, Class A, 6.11%,
01/25/61
(g)
.............. 10,465 10,470,992
Series 2021-C, Class B, 6.72%,
01/25/61
(g)
.............. 6,551 6,553,086
Series 2021-C, Class C, 0.00%,
01/25/61 ............... 14,747 15,590,906
Series 2021-D, Class A, 6.00%,
03/25/60
(g)
.............. 23,239 23,250,321
Series 2021-D, Class B, 7.00%,
03/25/60
(a)
.............. 11,594 11,626,416
Series 2021-D, Class C, 0.00%,
03/25/60
(a)
.............. 15,513 19,164,257
Series 2021-E, Class A1, 1.74%,
12/25/60
(a)
.............. 33,877 29,640,606
Series 2021-E, Class A2, 2.69%,
12/25/60
(a)
.............. 8,637 6,570,336
Series 2021-E, Class B1, 3.73%,
12/25/60
(a)
.............. 5,214 3,631,831
Series 2021-E, Class B3, 3.82%,
12/25/60
(a)
.............. 16,827 9,058,137
Series 2021-E, Class M1, 2.94%,
12/25/60
(a)
.............. 8,544 6,081,008
Series 2021-E, Class SA, 0.00%,
12/25/60
(a)
.............. 21 9,947
Series 2021-E, Class XS, 0.00%,
12/25/60
(a)
.............. 150,757 4,704,392
Series 2021-F, Class A, 5.87%,
06/25/61
(g)
.............. 63,578 63,603,164
Series 2021-F, Class B, 6.75%,
06/25/61
(g)
.............. 25,492 25,344,476
Series 2021-F, Class C, 0.00%,
06/25/61 ............... 36,258 36,091,594
Series 2021-G, Class A, 5.87%,
06/25/61
(a)
.............. 47,980 47,998,828
Series 2021-G, Class B, 6.75%,
06/25/61
(a)
.............. 15,860 15,859,089
Series 2021-G, Class C, 0.00%,
06/25/61 ............... 26,670 27,431,624

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2023-B, Class A, 4.25%,
10/25/62
(g)
.............. USD 20,401 $ 20,303,750
Series 2023-B, Class B, 4.25%,
10/25/62
(g)
.............. 3,314 3,276,448
Series 2023-B, Class C, 0.00%,
10/25/62 ............... 7,193 5,541,190
Series 2023-B, Class SA, 0.00%,
10/25/62
(h)
.............. 97 94,920
AMSR Trust
(c)
Series 2021-SFR1, Class F, 3.60%,
06/17/38 ............... 5,128 4,903,865
Series 2023-SFR2, Class F2, 3.95%,
06/17/40 ............... 5,000 4,713,638
Antares CLO LLC, Series 2024-5A,
Class A, (3-mo. CME Term SOFR
at 1.57% Floor + 1.57%), 5.24%,
10/20/36
(a)(c)
............... 13,250 13,293,203
Apidos CLO XVIII-R, Series 2018-18A,
Class A1R2, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%),
5.00%, 01/22/38
(a)(c)
.......... 26,200 26,205,932
Aqua Finance Trust, Series 2021-A,
Class A, 1.54%, 07/17/46
(c)
..... 322 295,103
Arbor Realty Commercial Real Estate
Notes LLC
(a)(c)
Series 2025-FL1, Class A, (1-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.03%, 01/20/43 ... 12,698 12,656,356
Series 2026-FL1, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 5.17%, 09/20/43 ... 11,550 11,543,406
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL1, Class
A, (SOFR 30 day Average at 1.45%
Floor + 1.45%), 5.12%, 01/15/37
(a)(c)
182 181,554
AREIT, Series 2025-CRE11, Class A,
(1-mo. CME Term SOFR at 1.55%
Floor + 1.55%), 5.23%, 07/25/43
(a)(c)
11,482 11,486,035
Ares Direct Lending CLO LLC
(a)(c)
Series 2025-2A, Class A1, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.45%), 5.20%, 10/16/37 ... 6,250 6,261,778
Series 2025-4A, Class A1, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.07%, 01/20/39 ... 1,440 1,442,507
Argent Mortgage Loan Trust, Series
2005-W1, Class A2, (1-mo. CME
Term SOFR at 0.48% Floor +
0.59%), 4.27%, 05/25/35
(a)
..... 4,388 3,723,107
Argent Securities Trust
(a)
Series 2006-M1, Class A2C, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.41%), 4.09%, 07/25/36 ... 6,705 1,785,576
Series 2006-W2, Class A2C, (1-mo.
CME Term SOFR at 0.58% Floor
+ 0.69%), 4.37%, 03/25/36 ... 1,773 997,113
Audax Senior Debt CLO LLC, Series
2025-12A, Class A, (3-mo. CME
Term SOFR at 1.42% Floor +
1.42%), 5.09%, 04/22/37
(a)(c)
.... 4,660 4,668,424
BankAmerica Manufactured Housing
Contract Trust
(a)
Series 1997-2, Class B1, 7.07%,
10/10/27 ............... 4,500 254,966
Series 1998-2, Class B1, 7.17%,
12/10/30
(e)(f)
............. 8,475 550,596
Security
Par (000)
Par (000) Value
United States (continued)
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(c)
..... USD 561 $ 560,925
BAR Issuer LLC, Series 2026-FL1,
Class A, (1-mo. CME Term SOFR
at 1.60% Floor + 1.60%), 5.30%,
08/20/43
(a)(c)
............... 4,000 3,994,518
BARC, Series 2026-CES1, Class A1A,
4.84%, 01/25/56
(c)(g)
.......... 11,147 11,038,127
Bayview Financial Revolving Asset
Trust
(a)(c)
Series 2004-B, Class A2, (1-mo.
CME Term SOFR at 1.30% Floor
+ 1.41%), 5.09%, 05/28/39 ... 298 138,883
Series 2005-A, Class A1, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.11%), 4.79%, 02/28/40 ... 7,200 6,501,282
Series 2005-E, Class A1, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.11%), 4.79%, 12/28/40 ... 278 283,114
BCMSC Trust
(a)
Series 2000-A, Class A2, 7.58%,
06/15/30 ............... 7,777 414,810
Series 2000-A, Class A3, 7.83%,
06/15/30 ............... 7,219 397,651
Series 2000-A, Class A4, 8.29%,
06/15/30 ............... 5,207 303,657
BCRED CLO LLC
(a)(c)
Series 2025-1A, Class A, (3-mo.
CME Term SOFR at 1.38% Floor
+ 1.38%), 5.05%, 04/20/37 ... 5,400 5,374,367
Series 2025-1A, Class C, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.00%), 5.67%, 04/20/37 ... 500 497,040
BDS LLC, Series 2024-FL13, Class A,
(1-mo. CME Term SOFR at 1.58%
Floor + 1.58%), 5.25%, 09/19/39
(a)(c)
5,300 5,296,040
Bear Stearns Asset-Backed Securities
I Trust
(a)
Series 2004-HE7, Class M2, (1-mo.
CME Term SOFR at 1.73% Floor
+ 1.84%), 5.52%, 08/25/34 ... 13 12,588
Series 2006-HE1, Class 1M4, (1-mo.
CME Term SOFR at 1.02% Floor
+ 1.13%), 4.81%, 12/25/35 ... 5,693 5,630,699
Series 2006-HE7, Class 1A2, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 4.13%, 09/25/36 ... 1,183 1,166,523
Series 2006-HE8, Class 1A3, (1-mo.
CME Term SOFR at 0.52% Floor
+ 0.63%), 4.31%, 10/25/36 ... 1,000 989,782
Series 2007-HE2, Class 1A4, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 4.11%, 03/25/37 ... 2,429 2,416,886
Series 2007-HE2, Class 22A, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 4.07%, 03/25/37 ... 1,383 1,316,609
Series 2007-HE2, Class 23A, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 4.07%, 03/25/37 ... 1,500 1,448,080
Series 2007-HE3, Class 1A4, (1-mo.
CME Term SOFR at 0.70% Floor
+ 0.81%), 4.49%, 04/25/37 ... 20,641 19,817,884
BHG Securitization Trust
(c)
Series 2021-A, Class A, 1.42%,
11/17/33 ............... 274 272,878

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-A, Class B, 2.79%,
11/17/33 ............... USD 1,995 $ 1,956,563
Series 2021-B, Class C, 2.24%,
10/17/34 ............... 1,600 1,559,496
Series 2022-C, Class B, 5.93%,
10/17/35 ............... 471 471,671
BRAVO Residential Funding Trust,
Series 2024-CES2, Class A1A,
5.55%, 09/25/54
(c)(g)
.......... 7,110 7,123,286
BSPDF Issuer LLC, Series 2026-FL3,
Class A, (1-mo. CME Term SOFR
at 1.45% Floor + 1.45%), 5.10%,
09/18/43
(a)(c)
............... 11,000 10,966,922
Carrington Mortgage Loan Trust
(a)
Series 2006-NC1, Class M2, (1-mo.
CME Term SOFR at 0.63% Floor
+ 0.74%), 4.42%, 01/25/36 ... 1,620 1,461,213
Series 2006-NC4, Class A3, (1-mo.
CME Term SOFR at 0.16% Floor
and 12.50% Cap + 0.27%),
3.95%, 10/25/36 .......... 463 454,941
Cascade MH Asset Trust, Series 2019-
MH1, Class A, 4.00%, 11/25/44
(a)(c)
12,455 11,965,034
C-BASS Trust
(a)
Series 2006-CB7, Class A4, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 4.11%, 10/25/36 ... 939 657,871
Series 2006-CB9, Class A4, (1-mo.
CME Term SOFR at 0.46% Floor
+ 0.57%), 4.25%, 11/25/36 ... 603 277,413
Cerberus Loan Funding XLIV LLC,
Series 2023-5A, Class A, (3-mo.
CME Term SOFR at 2.35% Floor +
2.35%), 6.02%, 01/15/36
(a)(c)
.... 4,750 4,754,006
Cerberus Loan Funding XLV LLC,
Series 2024-1A, Class A, (3-mo.
CME Term SOFR at 1.90% Floor +
1.90%), 5.57%, 04/15/36
(a)(c)
.... 7,750 7,766,215
CIT Mortgage Loan Trust
(a)(c)
Series 2007-1, Class 1M2, (1-mo.
CME Term SOFR at 2.63% Floor
+ 2.74%), 5.54%, 10/25/37 ... 3,538 3,526,918
Series 2007-1, Class 2M2, (1-mo.
CME Term SOFR at 2.63% Floor
+ 2.74%), 5.54%, 10/25/37 ... 1,803 1,768,221
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-
mo. CME Term SOFR at 0.20%
Floor + 0.31%), 3.99%, 05/25/37 10,833 7,389,905
Series 2007-AHL2, Class A3C, (1-
mo. CME Term SOFR at 0.27%
Floor + 0.38%), 4.06%, 05/25/37 4,921 3,358,411
Series 2007-AHL3, Class A3B, (1-
mo. CME Term SOFR at 0.17%
Floor + 0.28%), 3.96%, 07/25/45 5,143 3,625,081
Series 2007-AMC1, Class A1, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 4.11%, 12/25/36
(c)
.. 6,049 3,384,642
College Ave Student Loans Trust,
Series 2024-A, Class A1B, (SOFR
30 day Average at 1.75% Floor +
1.75%), 5.41%, 06/25/54
(a)(c)
.... 12,925 13,106,172
College Avenue Student Loans LLC
(c)
Series 2021-A, Class B, 2.32%,
07/25/51 ............... 3,400 3,153,824
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-A, Class C, 2.92%,
07/25/51 ............... USD 650 $ 614,628
Series 2021-B, Class B, 2.42%,
06/25/52 ............... 1,099 1,003,438
Series 2021-B, Class C, 2.72%,
06/25/52 ............... 499 461,583
Series 2021-B, Class D, 3.78%,
06/25/52 ............... 119 109,229
Compass Datacenters Issuer II LLC,
Series 2025-2A, Class A1, 4.93%,
11/25/50
(c)
................. 13,518 13,304,263
Compass Datacenters Issuer III LLC
(c)
Series 2025-3A, Class A2, 5.29%,
07/25/50 ............... 22,056 21,839,280
Series 2026-1A, Class A21, 4.90%,
02/25/56 ............... 14,411 14,291,162
Series 2026-1A, Class A22, 5.29%,
02/25/56 ............... 11,251 11,018,614
Series 2026-1A, Class A23, 5.44%,
02/25/56 ............... 10,786 10,564,213
Concord Music Royalties LLC, Series
2024-1A, Class A, 5.64%, 10/20/74
(c)
11,031 11,073,756
Conseco Finance Corp.
(a)
Series 1996-10, Class B1, 7.24%,
11/15/28 ............... 721 728,214
Series 1997-3, Class M1, 7.53%,
03/15/28 ............... 798 807,772
Series 1997-6, Class M1, 7.21%,
01/15/29 ............... 527 533,380
Series 1998-4, Class M1, 6.83%,
04/01/30 ............... 284 288,405
Series 1998-6, Class M1, 6.63%,
06/01/30 ............... 785 794,342
Series 1999-5, Class A5, 7.86%,
03/01/30 ............... 2,414 583,986
Series 1999-5, Class A6, 7.50%,
03/01/30 ............... 2,589 599,247
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%,
09/01/29
(a)
.............. 4,152 467,790
Series 2000-4, Class A6, 8.31%,
05/01/32
(a)
.............. 5,128 605,296
Series 2000-5, Class A6, 7.96%,
05/01/31 ............... 6,271 1,062,686
Series 2000-5, Class A7, 8.20%,
05/01/31 ............... 11,418 1,993,281
Consolidated Communications LLC
(c)
Series 2025-4A, Class C, 8..10%,
12/20/55 ............... 22,500 22,909,086
Series 2026-1A, Class A2, 5.08%,
03/20/56 ............... 9,595 9,470,371
Series 2026-1A, Class B, 5.42%,
03/20/56 ............... 5,501 5,425,698
Series 2026-1A, Class C, 7.03%,
03/20/56 ............... 16,300 15,966,691
Credit-Based Asset Servicing &
Securitization LLC
Series 2006-CB2, Class AF4, 2.92%,
12/25/36
(g)
.............. 903 735,870
Series 2006-MH1, Class B1, 6.75%,
10/25/36
(c)(g)
............. 558 556,161
Series 2006-MH1, Class B2, 6.75%,
10/25/36
(c)(g)
............. 5,709 4,800,012
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(c)(g)
............. 11,451 325,441

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-CB6, Class A4, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 4.13%, 07/25/37
(a)(c)
. USD 1,181 $ 786,664
Cross Mortgage Trust, Series 2025-
CES1, Class A1A, 5.30%, 11/25/60
(c)
(g)
...................... 2,552 2,546,891
CSMC Trust, Series 2017-2, Class
CERT, 0.00%, 02/01/47
(c)
...... 158 16,006
CWABS Asset-Backed Certificates
Trust
(a)
Series 2005-16, Class 1AF, 4.53%,
04/25/36 ............... 4,410 3,948,725
Series 2006-18, Class M1, (1-mo.
CME Term SOFR at 0.45% Floor
+ 0.56%), 4.24%, 03/25/37 ... 13,128 13,932,093
Series 2006-22, Class M1, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 4.14%, 05/25/47 ... 1,612 1,619,645
CWABS Asset-Backed Notes Trust,
Series 2007-SEA2, Class 2A1,
(1-mo. CME Term SOFR at 1.50%
Floor and 11.00% Cap + 1.61%),
5.29%, 06/25/47
(a)(c)
.......... 2,568 2,152,221
CWABS Revolving Home Equity Loan
Trust, Series 2004-U, Class 2A,
(1-mo. CME Term SOFR at 0.27%
Floor and 16.00% Cap + 0.38%),
4.06%, 03/15/34
(a)
........... 108 107,317
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.26%,
01/25/29
(g)
.............. 79 200,065
Series 2006-S5, Class A5, 6.16%,
06/25/35 ............... 155 242,598
CWHEQ Revolving Home Equity Loan
Trust
(a)
Series 2005-B, Class 2A, (1-mo.
CME Term SOFR at 0.18% Floor
and 16.00% Cap + 0.29%),
3.97%, 05/15/35 .......... 37 37,223
Series 2006-C, Class 2A, (1-mo.
CME Term SOFR at 0.18% Floor
and 16.00% Cap + 0.29%),
3.97%, 05/15/36 .......... 540 537,196
Series 2006-H, Class 1A, (1-mo.
CME Term SOFR at 0.15% Floor
and 16.00% Cap + 0.26%),
3.94%, 11/15/36 .......... 341 337,212
Series 2006-I, Class 1A, (1-mo.
CME Term SOFR at 0.14% Floor
+ 0.25%), 3.93%, 01/15/37 ... 334 324,355
DB Master Finance LLC, Series 2025-
1A, Class A2I, 4.89%, 08/20/55
(c)
. 17,846 17,676,246
Deephaven Residential Mortgage Trust,
Series 2025-CES1, Class A1A,
5.22%, 10/25/55
(c)(g)
.......... 6,799 6,789,919
Diameter Capital CLO 1 Ltd.
(a)(c)
Series 2021-1A, Class DR, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.15%), 9.82%, 10/15/37 ... 5,000 4,829,967
Series 2021-1A, Class SUB, 0.00%,
10/15/37 ............... 6,050 3,882,285
Diameter Capital CLO 3 Ltd., Series
2022-3A, Class A1R, (3-mo. CME
Term SOFR at 1.33% Floor +
1.33%), 5.00%, 01/15/38
(a)(c)
.... 14,146 14,146,725
Security
Par (000)
Par (000) Value
United States (continued)
Domain Greenbough Issuer 2 LLC,
14.57%, 01/23/32
(a)(c)(d)
........ USD 16,026 $ 16,006,448
Dwight Issuer LLC, Series 2025-FL1,
Class A, (1-mo. CME Term SOFR
at 1.66% Floor + 1.66%), 5.34%,
06/18/42
(a)(c)
............... 2,499 2,496,753
Eaton Vance CLO Ltd., Series 2019-1A,
Class AR2, (3-mo. CME Term SOFR
at 1.51% Floor + 1.51%), 5.18%,
07/15/37
(a)(c)
............... 2,500 2,501,339
EDvestinU Private Education Loan
Issue No. 3 LLC, Series 2021-A,
Class B, 3.50%, 11/25/50
(c)
..... 1,660 1,412,660
EDvestinU Private Education Loan
Issue No. 4 LLC, Series 2022-A,
Class A, 5.25%, 11/25/40
(c)
..... 4,175 4,160,690
ELFI Graduate Loan Program LLC,
Series 2020-A, Class B, 2.98%,
08/25/45
(a)(c)
............... 1,075 929,598
FIGRE Trust
(a)(c)
Series 2025-HE7, Class A, 5.15%,
11/25/55 ............... 6,916 6,870,386
Series 2026-HE1, Class A, 4.98%,
01/25/56 ............... 11,544 11,449,369
Series 2026-HE1, Class B, 5.18%,
01/25/56 ............... 1,516 1,500,554
First Franklin Mortgage Loan Trust
(a)
Series 2004-FFH3, Class M3, (1-mo.
CME Term SOFR at 1.05% Floor
+ 1.16%), 4.42%, 10/25/34 ... 2,818 2,617,206
Series 2006-FF13, Class A1, (1-mo.
CME Term SOFR at 0.24% Floor
+ 0.35%), 4.03%, 10/25/36 ... 4,069 2,591,576
Series 2006-FF13, Class A2C, (1-
mo. CME Term SOFR at 0.32%
Floor + 0.43%), 4.11%, 10/25/36 2,386 1,561,989
Series 2006-FF16, Class 2A4, (1-
mo. CME Term SOFR at 0.42%
Floor + 0.53%), 4.21%, 12/25/36 4,534 1,761,361
First NLC Trust, Series 2007-1, Class
A3, (1-mo. CME Term SOFR at
0.18% Floor + 0.29%), 3.97%,
08/25/37
(a)(c)
............... 1,517 761,395
FirstKey Homes Trust
(c)
Series 2022-SFR1, Class E2,
5.00%, 05/19/39 .......... 5,000 4,925,923
Series 2022-SFR3, Class E2,
3.50%, 07/17/38 .......... 8,285 8,227,836
Flatiron CLO 23 LLC, Series 2023-1A,
Class AR, (3-mo. CME Term SOFR
at 1.24% Floor + 1.24%), 4.91%,
04/17/36
(a)(c)
............... 2,510 2,508,445
Flatiron CLO 24 Ltd., Series 2023-2A,
Class D1R, (3-mo. CME Term SOFR
at 2.35% Floor + 2.35%), 5.94%,
01/15/39
(a)(c)
............... 1,500 1,448,163
FNA 8 LLC, Series 2025-1, Class A,
5.62%, 03/15/45
(a)(c)
.......... 12,639 12,586,525
Foundation Finance Trust
(c)
Series 2021-2A, Class A, 2.19%,
01/15/42 ............... 3,416 3,254,946
Series 2023-1A, Class A, 5.67%,
12/15/43 ............... 4,383 4,466,569
Series 2024-1A, Class B, 5.95%,
12/15/49 ............... 1,361 1,391,789

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-2A, Class B, 4.93%,
03/15/50 ............... USD 2,449 $ 2,446,053
Series 2025-1A, Class A, 4.95%,
04/15/50 ............... 13,952 13,979,759
Series 2025-1A, Class D, 6.09%,
04/15/50 ............... 14,669 14,755,072
Series 2025-2A, Class D, 5.68%,
04/15/52 ............... 2,263 2,253,665
Series 2025-2A, Class E, 8.35%,
04/15/52 ............... 2,466 2,428,989
Series 2025-3A, Class E, 8.42%,
08/15/52 ............... 8,840 8,694,289
Fremont Home Loan Trust
(a)
Series 2006-3, Class 1A1, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 4.07%, 02/25/37 ... 4,345 3,259,133
Series 2006-3, Class 2A3, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 4.13%, 02/25/37 ... 5,005 1,471,513
FS Rialto Issuer LLC
(a)(c)
Series 2024-FL9, Class A, (1-mo.
CME Term SOFR at 1.63% Floor
+ 1.63%), 5.31%, 10/19/39 ... 9,190 9,193,932
Series 2025-FL10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.06%, 08/19/42 ... 3,240 3,233,041
GAM Resecuritization Trust, Series
2018-B, Class A1, (US Prime Rate
at 0.00% Floor - 2.00%), 4.75%,
08/27/51
(a)(c)
............... 3,399 3,376,146
Goldman Home Improvement Trust
Issuer Trust
(c)
Series 2021-GRN2, Class B, 1.97%,
06/25/51 ............... 2,269 2,188,848
Series 2022-GRN2, Class A, 6.80%,
10/25/52 ............... 1,987 2,031,122
Golub Capital Partners CLO 78M,
Series 2025-78A, Class A1, (3-mo.
CME Term SOFR at 1.38% Floor +
1.38%), 5.05%, 04/21/39
(a)(c)
.... 2,500 2,484,634
Golub Capital Partners CLO 83M,
Series 2025-83A, Class A1, (3-mo.
CME Term SOFR at 1.40% Floor +
1.40%), 5.24%, 11/09/38
(a)(c)
.... 9,700 9,717,099
GoodLeap Home Improvement
Solutions Trust
(c)
Series 2024-1A, Class A, 5.35%,
10/20/46 ............... 22,998 23,179,404
Series 2025-1A, Class A, 5.38%,
02/20/49 ............... 20,513 20,577,105
Series 2025-1A, Class B, 6.27%,
02/20/49 ............... 790 803,196
Series 2025-2A, Class A, 5.32%,
06/20/49 ............... 17,488 17,585,181
Series 2025-3A, Class A, 5.00%,
10/20/49 ............... 29,939 29,805,703
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(c)
........... 8,688 6,726,650
GreenPoint Manufactured Housing,
Series 1999-5, Class M2, 9.23%,
12/15/29
(a)
................ 1,498 1,493,895
GreenSky Home Improvement Issuer
Trust
(c)
Series 2024-2, Class A4, 5.15%,
10/27/59 ............... 2,999 3,012,593
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-2, Class D, 6.43%,
10/27/59 ............... USD 2,529 $ 2,557,571
Series 2025-2A, Class C, 5.26%,
06/25/60 ............... 3,865 3,857,962
Series 2025-2A, Class D, 5.56%,
06/25/60 ............... 3,086 3,074,704
Series 2025-2A, Class E, 7.79%,
06/25/60 ............... 1,345 1,367,155
Series 2025-3A, Class A3, 4.52%,
12/27/60 ............... 11,121 11,107,448
GreenSky Home Improvement Trust
(c)
Series 2024-1, Class A4, 5.67%,
06/25/59 ............... 9,957 10,099,683
Series 2024-1, Class B, 5.87%,
06/25/59 ............... 1,588 1,608,106
Greystone CRE Notes 2025 LLC,
Series 2025-HC4, Class A, (1-mo.
CME Term SOFR at 1.78% Floor +
1.78%), 5.46%, 10/15/42
(a)(c)
.... 9,010 9,014,559
GS Mortgage-Backed Securities Trust
(c)
(g)
Series 2026-CES1, Class A1,
4.90%, 05/25/56 .......... 3,084 3,056,680
Series 2026-CES1, Class A2,
5.27%, 05/25/56 .......... 862 854,427
GSAA Home Equity Trust
(a)
Series 2005-14, Class 1A2, (1-mo.
CME Term SOFR at 0.70% Floor
+ 0.81%), 4.49%, 12/25/35 ... 5,333 2,371,175
Series 2006-4, Class 1A1, 4.01%,
03/25/36 ............... 3,335 2,301,214
Series 2006-18, Class AF2A, 5.63%,
11/25/36 ............... 202 53,639
Series 2006-18, Class AF3A, 5.77%,
11/25/36 ............... 1,997 528,736
Series 2007-2, Class AF3, 5.92%,
03/25/37 ............... 1,394 238,868
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (1-mo.
CME Term SOFR at 0.40% Floor
+ 0.51%), 4.19%, 01/25/47 ... 2,605 1,268,981
Series 2007-HS1, Class M6, (1-mo.
CME Term SOFR at 3.38% Floor
+ 3.49%), 7.17%, 02/25/37 ... 3,414 3,357,638
Home Efficiency, Series 2024-A1,
0.00%, 12/31/54
(a)(c)(d)
......... 83,396 85,697,667
Home Equity Asset Trust
(a)
Series 2006-3, Class M2, (1-mo.
CME Term SOFR at 0.60% Floor
+ 0.71%), 4.39%, 07/25/36 ... 3,952 3,788,595
Series 2007-1, Class 2A3, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.41%), 4.09%, 05/25/37 ... 3,118 2,650,678
Home Equity Mortgage Loan Asset-
Backed Trust, Series 2004-A, Class
M2, (1-mo. CME Term SOFR at
2.03% Floor + 2.14%), 3.88%,
07/25/34
(a)
................ 618 600,425
Home Equity Mortgage Trust, Series
2006-2, Class 1A1, 5.87%,
07/25/36
(g)
................ 6,692 557,503
Huntington Bank Auto Credit-Linked
Notes
(a)(c)
Series 2024-1, Class B2, (SOFR 30
day Average at 0.00% Floor +
1.40%), 5.07%, 05/20/32 .... 5,442 5,457,368

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-2, Class B2, (SOFR 30
day Average at 0.00% Floor +
1.35%), 5.02%, 10/20/32 .... USD 6,009 $ 6,017,710
Series 2025-2, Class B2, (SOFR 30
day Average at 0.00% Floor +
1.20%), 4.87%, 09/20/33 .... 6,427 6,444,118
INCREF LLC, Series 2025-FL1, Class
A, (1-mo. CME Term SOFR at 1.73%
Floor + 1.73%), 5.41%, 10/19/42
(a)(c)
9,037 9,030,803
Irwin Home Equity Loan Trust, Series
2006-P1, Class 1A, (1-mo. CME
Term SOFR at 0.28% Floor and
13.00% Cap + 0.39%), 4.07%,
12/25/36
(a)(c)
............... 35 34,671
J.P. Morgan Mortgage Acquisition Trust
Series 2006-CW1, Class M1, (1-mo.
CME Term SOFR at 0.41% Floor
+ 0.52%), 4.20%, 05/25/36
(a)
.. 1,048 1,045,139
Series 2007-CH1, Class MF1,
4.37%, 11/25/36
(g)
......... 11,339 11,667,191
J.P. Morgan Mortgage Trust, Series
2026-CES1, Class A1B, 4.96%,
06/25/56
(c)(g)
............... 1,766 1,751,934
Jersey Mike's Funding LLC, Series
2026-1A, Class A2II, 5.48%,
02/15/56
(c)
................ 41,313 40,601,739
KeyCorp Student Loan Trust
(a)
Series 2004-A, Class 2D, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.51%), 5.18%, 07/28/42 ... 3,350 3,254,615
Series 2005-A, Class 2C, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.56%), 5.27%, 12/27/38 ... 5,413 5,309,588
Legacy Mortgage Asset Trust
(c)
Series 2019-SL2, Class A, 3.38%,
02/25/59
(a)
.............. 3,906 3,818,764
Series 2019-SL2, Class B, 0.00%,
02/25/59 ............... 4,792 1,048,410
Series 2019-SL2, Class M, 4.25%,
02/25/59
(a)
.............. 5,503 5,005,130
Lehman ABS Manufactured Housing
Contract Trust
Series 2001-B, Class M1, 6.63%,
04/15/40
(a)
.............. 1,384 1,392,195
Series 2002-A, Class C, 0.00%,
06/15/33 ............... 369 357,134
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1, (1-mo.
CME Term SOFR at 0.09% Floor +
0.20%), 3.88%, 06/25/37
(a)(c)
.... 806 533,396
Lending Funding Trust
(c)
Series 2020-2A, Class B, 3.54%,
04/21/31 ............... 3,340 3,274,658
Series 2020-2A, Class D, 6.77%,
04/21/31 ............... 400 400,017
LendingClub Rated Notes Issuer Trust
(c)
Series 2025-P1, Class A, 5.54%,
06/16/31 ............... 15,220 15,281,017
Series 2025-P1, Class B, 5.92%,
06/16/31 ............... 1,736 1,741,446
Series 2025-P1, Class C, 6.56%,
06/16/31 ............... 3,919 3,933,313
Series 2025-P1, Class D, 6.79%,
06/16/31 ............... 1,593 1,599,463
Series 2025-P1, Class E, 9.28%,
06/16/31 ............... 3,101 3,112,800
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-P1, Class F, 13.31%,
06/16/38 ............... USD 1,033 $ 1,038,048
Series 2025-P1, Class R, 0.00%,
07/16/40 ............... 410 1,184,765
Series 2025-P2, Class A, 5.20%,
02/15/35 ............... 15,493 15,558,341
Series 2025-P2, Class B, 5.59%,
04/15/35 ............... 996 995,579
Series 2025-P2, Class C, 6.25%,
09/15/35 ............... 2,005 2,002,982
Series 2025-P2, Class D, 6.47%,
12/15/35 ............... 800 797,945
Series 2025-P2, Class E, 8.99%,
07/15/36 ............... 1,286 1,282,360
Series 2025-P2, Class F, 13.02%,
01/15/37 ............... 641 639,763
Series 2025-P2, Class R, 0.00%,
03/15/45 ............... 279 694,206
Series 2026-P1, Class A, 6.98%,
08/15/37
(d)
.............. 4,101 4,270,865
Series 2026-P1, Class B, 6.86%,
08/15/37
(d)
.............. 1,028 1,057,883
Series 2026-P1, Class C, 2.40%,
08/15/37
(d)
.............. 943 900,038
Series 2026-P1, Class D, 1.15%,
08/15/37
(d)
.............. 524 489,595
Series 2026-P1, Class E, 1.00%,
08/15/37
(d)
.............. 286 256,919
Series 2026-P1, Class F, 0.90%,
08/15/37
(d)
.............. 312 266,160
Series 2026-P1, Class R, 0.00%,
03/15/41
(d)
.............. 55 17,850
LendingClub Structured Loan Certificate
Issuer Trust, Series 2025-P16, Class
A, 5.19%, 12/15/32
(c)
......... 18,762 18,752,391
Lendmark Funding Trust
(c)
Series 2021-2A, Class C, 3.09%,
04/20/32 ............... 5,450 5,129,895
Series 2021-2A, Class D, 4.46%,
04/20/32 ............... 1,420 1,312,521
Series 2024-1A, Class B, 5.88%,
06/21/32 ............... 3,993 4,029,298
Series 2024-1A, Class C, 6.40%,
06/21/32 ............... 2,283 2,307,049
Series 2024-1A, Class D, 7.21%,
06/21/32 ............... 1,790 1,813,426
Series 2024-2A, Class B, 4.86%,
02/21/34 ............... 2,556 2,554,784
Series 2024-2A, Class C, 5.25%,
02/21/34 ............... 788 790,183
Series 2024-2A, Class D, 5.69%,
02/21/34 ............... 2,776 2,778,184
Series 2025-1A, Class A, 4.94%,
09/20/34 ............... 15,342 15,394,824
Series 2025-1A, Class C, 5.68%,
09/20/34 ............... 996 1,004,441
Series 2025-3A, Class A, 4.51%,
05/21/35 ............... 20,496 20,353,836
Series 2025-3A, Class B, 4.83%,
05/21/35 ............... 3,385 3,346,073
Series 2025-3A, Class C, 5.04%,
05/21/35 ............... 985 974,767
LMRE 2025 SFR1 Trust, Series 2025-
SFR1, Class A, 4.50%, 12/17/42
(c)
7,508 7,308,293

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
LoanCore Issuer LLC, Series 2025-
CRE9, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%),
5.13%, 08/18/42
(a)(c)
.......... USD 4,955 $ 4,937,722
Loanpal Solar Loan Ltd., Series 2020-
3GS, Class A, 2.47%, 12/20/47
(c)
. 14,339 11,893,924
Long Beach Mortgage Loan Trust
(a)
Series 2006-2, Class 1A, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 4.15%, 03/25/46 ... —
(i)
2
Series 2006-5, Class 2A3, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.41%), 4.09%, 06/25/36 ... 7,696 3,588,666
Series 2006-7, Class 2A3, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 4.11%, 08/25/36 ... 17,091 6,697,195
Lyra Music Assets Delaware LP
(c)
Series 2024-2A, Class A2, 5.76%,
12/22/64 ............... 15,232 15,314,641
Series 2025-1A, Class A2, 5.60%,
09/20/65 ............... 5,337 5,368,625
M&T Bank RV Trust, Series 2026-1A,
Class A, 4.35%, 01/15/46
(c)
..... 8,882 8,781,368
Mariner Finance Issuance Trust
(c)
Series 2021-AA, Class C, 2.96%,
03/20/36 ............... 1,190 1,145,800
Series 2021-AA, Class D, 3.83%,
03/20/36 ............... 1,180 1,139,264
Series 2021-AA, Class E, 5.40%,
03/20/36 ............... 5,040 4,862,793
Series 2021-BA, Class D, 3.42%,
11/20/36 ............... 1,130 1,072,676
Series 2021-BA, Class E, 4.68%,
11/20/36 ............... 2,520 2,364,868
Series 2024-AA, Class A, 5.13%,
09/22/36 ............... 11,386 11,477,761
Series 2024-AA, Class D, 6.77%,
09/22/36 ............... 603 612,873
Series 2024-AA, Class E, 9.02%,
09/22/36 ............... 2,472 2,531,835
Series 2024-BA, Class A, 4.91%,
11/20/38 ............... 14,357 14,401,749
Series 2024-BA, Class D, 6.36%,
11/20/38 ............... 2,969 3,023,146
Series 2024-BA, Class E, 8.80%,
11/20/38 ............... 19,480 20,270,730
Series 2025-AA, Class A, 4.98%,
05/20/38 ............... 23,374 23,547,940
Series 2025-AA, Class B, 5.33%,
05/20/38 ............... 3,167 3,191,976
Series 2025-AA, Class C, 5.69%,
05/20/38 ............... 3,257 3,285,905
Series 2025-BA, Class A, 4.59%,
11/22/38 ............... 17,475 17,389,089
MASTR Asset-Backed Securities Trust
(a)
Series 2006-AM2, Class A4, (1-mo.
CME Term SOFR at 0.52% Floor
+ 0.63%), 4.31%, 06/25/36
(c)
.. 2,665 2,524,203
Series 2007-HE1, Class A4, (1-mo.
CME Term SOFR at 0.56% Floor
+ 0.67%), 4.35%, 05/25/37 ... 5,000 4,333,958
MASTR Specialized Loan Trust, Series
2006-3, Class A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%),
4.31%, 06/25/46
(a)(c)
.......... 518 502,490
Security
Par (000)
Par (000) Value
United States (continued)
Merrill Lynch First Franklin Mortgage
Loan Trust
(a)
Series 2007-2, Class A2C, (1-mo.
CME Term SOFR at 0.48% Floor
+ 0.59%), 4.27%, 05/25/37 ... USD 1,931 $ 1,412,544
Series 2007-H1, Class 1A2, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.61%), 7.29%, 10/25/37 ... 3,123 3,071,688
Merrill Lynch Mortgage Investors Trust
(a)
Series 2006-OPT1, Class M1, (1-
mo. CME Term SOFR at 0.39%
Floor + 0.50%), 4.18%, 08/25/37 1,128 1,180,232
Series 2006-RM3, Class A2B, (1-mo.
CME Term SOFR at 0.18% Floor
+ 0.29%), 3.97%, 06/25/37 ... 2,644 541,384
MF1 LLC, Series 2026-FL21, Class A,
(1-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.03%, 02/18/41
(a)(c)
10,887 10,846,519
MF1 Multifamily Housing Mortgage
Loan Trust
(a)(c)
Series 2024-FL14, Class A, (1-mo.
CME Term SOFR at 1.74% Floor
+ 1.74%), 5.41%, 03/19/39 ... 15,291 15,290,754
Series 2025-FL19, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.17%, 05/18/42 ... 3,975 3,977,440
Series 2025-FL20, Class A, (1-mo.
CME Term SOFR at 1.45% Floor
+ 1.45%), 5.13%, 02/18/43 ... 13,754 13,716,765
Mill City Solar Loan Ltd.
(c)
Series 2019-1A, Class A, 4.34%,
03/20/43 ............... 7,162 6,702,640
Series 2019-2GS, Class A, 3.69%,
07/20/43 ............... 12,453 11,269,876
Morgan Stanley ABS Capital I, Inc.
Trust
(a)
Series 2005-HE5, Class M4, (1-mo.
CME Term SOFR at 0.87% Floor
+ 0.98%), 4.66%, 09/25/35 ... 7,804 6,577,374
Series 2006-HE8, Class A2FP, (1-
mo. CME Term SOFR at 0.07%
Floor + 0.18%), 3.86%, 10/25/36 3,641 1,576,373
Series 2007-SEA1, Class 2A1,
(1-mo. CME Term SOFR at
3.80% Floor + 3.91%), 7.59%,
02/25/47
(c)
.............. 239 233,482
Morgan Stanley Home Equity Loan
Trust, Series 2006-3, Class A3,
(1-mo. CME Term SOFR at 0.32%
Floor + 0.43%), 4.11%, 04/25/36
(a)
2,028 1,391,984
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%,
10/25/36
(g)
.............. 3,458 717,252
Series 2006-12XS, Class A6A,
6.23%, 10/25/36
(g)
......... 1,323 340,509
Series 2006-16AX, Class 2A3,
(1-mo. CME Term SOFR at
0.50% Floor + 0.61%), 4.29%,
11/25/36
(a)
.............. 1,864 507,105
Mosaic Solar Loan Trust
(c)
Series 2018-2GS, Class A, 4.20%,
02/22/44 ............... 5,418 5,059,109
Series 2018-2GS, Class C, 5.97%,
02/22/44 ............... 1,425 1,264,569
Series 2019-1A, Class A, 4.37%,
12/21/43 ............... 8,913 8,404,592

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2023-1A, Class A, 5.32%,
06/20/53 ............... USD 659 $ 609,427
Nationstar Home Equity Loan Trust,
Series 2007-B, Class M1, (1-mo.
CME Term SOFR at 0.62% Floor +
0.73%), 4.41%, 04/25/37
(a)
..... 5,455 5,216,258
Navient Education Loan Trust, Series
2025-A, Class D, 6.03%, 07/15/55
(c)
911 911,788
Navient Private Education Loan Trust
(c)
Series 2014-AA, Class B, 3.50%,
08/15/44 ............... 10,876 10,788,551
Series 2015-AA, Class B, 3.50%,
12/15/44 ............... 9,954 9,798,659
Navient Private Education Refi Loan
Trust
(c)
Series 2019-CA, Class A2, 3.13%,
02/15/68 ............... 46 45,189
Series 2020-FA, Class B, 2.69%,
07/15/69 ............... 4,310 3,725,914
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
4.76%, 04/15/60
(a)
......... 4,242 4,136,479
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 1,407 1,257,323
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 3,787 3,529,002
Series 2023-A, Class A, 5.51%,
10/15/71 ............... 12,063 12,199,237
Series 2024-A, Class A, 5.66%,
10/15/72 ............... 8,989 9,114,397
Navient Refinance Loan Trust
(c)
Series 2025-B, Class A, 4.72%,
09/15/55 ............... 15,410 15,308,726
Series 2025-C, Class A, 4.80%,
10/15/55 ............... 10,855 10,797,717
Nelnet Student Loan Trust
(c)
Series 2021-A, Class B1, 2.85%,
04/20/62 ............... 4,023 3,640,163
Series 2021-A, Class B2, 2.85%,
04/20/62 ............... 38,500 34,836,267
Series 2021-A, Class C, 3.75%,
04/20/62 ............... 3,133 2,805,484
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 4,268 3,891,936
Series 2021-BA, Class B, 2.68%,
04/20/62 ............... 24,341 21,921,797
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 1,556 1,374,533
Series 2021-BA, Class D, 4.75%,
04/20/62 ............... 2,780 2,505,040
Series 2021-CA, Class B, 2.53%,
04/20/62 ............... 23,450 20,814,069
Series 2021-CA, Class C, 3.36%,
04/20/62 ............... 1,230 1,087,305
Series 2021-CA, Class D, 4.44%,
04/20/62 ............... 1,880 1,674,359
Series 2021-DA, Class B, 2.90%,
04/20/62 ............... 16,396 14,786,385
Series 2021-DA, Class C, 3.50%,
04/20/62 ............... 2,110 1,848,683
Series 2021-DA, Class D, 4.38%,
04/20/62 ............... 651 570,239
Series 2023-PL1A, Class A1A,
(SOFR 30 day Average at
0.00% Floor + 2.25%), 5.91%,
11/25/53
(a)
.............. 3,787 3,836,315
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-AA, Class A1B, (SOFR
30 day Average at 0.00% Floor +
1.10%), 4.77%, 03/15/57
(a)
... USD 25,659 $ 25,595,129
Series 2025-BA, Class A1B, (SOFR
30 day Average at 0.00% Floor +
1.35%), 5.02%, 05/17/55
(a)
... 34,270 34,440,399
Series 2025-BA, Class B, 4.98%,
05/17/55 ............... 18,084 17,905,321
Series 2025-BA, Class C, 5.38%,
05/17/55 ............... 10,116 9,951,672
Series 2025-BA, Class D, 6.04%,
05/17/55 ............... 2,922 2,874,226
Series 2025-CA, Class A1B, (SOFR
30 day Average at 1.35% Floor +
1.35%), 5.02%, 06/22/65
(a)
... 17,096 17,215,433
Series 2025-CA, Class B, 4.91%,
06/22/65 ............... 20,026 19,769,399
Series 2025-CA, Class D, 5.82%,
06/22/65 ............... 10,835 10,567,524
New Century Home Equity Loan Trust,
Series 2005-C, Class M2, (1-mo.
CME Term SOFR at 0.68% Floor +
0.79%), 4.47%, 12/25/35
(a)
..... 3,949 3,558,583
New Residential Mortgage Loan Trust,
Series 2022-SFR1, Class F, 4.44%,
02/17/39
(c)
................ 1,341 1,316,951
Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series 2006-
S5, Class A1, (1-mo. CME Term
SOFR at 0.40% Floor + 0.51%),
4.19%, 10/25/36
(a)(c)
.......... 59 120,978
NYMT Trust, Series 2024-RR1, Class A,
7.37%, 05/25/64
(c)(g)
.......... 13,877 13,789,054
Oakwood Mortgage Investors, Inc.
(a)
Series 2001-D, Class A2, 5.26%,
01/15/19 ............... 1,321 389,048
Series 2001-D, Class A4, 6.93%,
09/15/31 ............... 1,081 392,398
OHS Issuer LLC, Series 2026-1, Class
A2, 5.98%, 02/25/61
(c)
........ 21,422 21,002,731
OneMain Financial Issuance Trust
(c)
Series 2019-2A, Class D, 4.05%,
10/14/36 ............... 10,070 9,712,143
Series 2020-2A, Class D, 3.45%,
09/14/35 ............... 10,930 10,555,146
Series 2021-1A, Class C, 2.22%,
06/16/36 ............... 800 756,633
Series 2022-2A, Class B, 5.24%,
10/14/34 ............... 8,724 8,734,208
Series 2023-1A, Class D, 7.49%,
06/14/38 ............... 12,005 12,589,543
Series 2023-2A, Class D, 7.52%,
09/15/36 ............... 25,921 26,732,682
Series 2024-1A, Class A, 5.79%,
05/14/41 ............... 33,293 34,851,189
Series 2025-1A, Class D, 5.79%,
07/14/38 ............... 4,806 4,835,782
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo.
CME Term SOFR at 0.74% Floor
+ 0.85%), 4.53%, 11/25/35
(a)
.. 6,618 5,833,678
Series 2007-CP1, Class 2A3, (1-mo.
CME Term SOFR at 0.21% Floor
+ 0.32%), 4.00%, 03/25/37
(a)
.. 6,755 5,837,124
Series 2007-FXD1, Class 1A1,
5.87%, 01/25/37
(g)
......... 12,727 10,902,919

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-FXD1, Class 2A1,
5.87%, 01/25/37
(g)
......... USD 10,315 $ 8,917,432
Series 2007-FXD1, Class 3A4,
5.86%, 01/25/37
(g)
......... 443 435,140
Origen Manufactured Housing Contract
Trust
(a)
Series 2001-A, Class M1, 7.82%,
03/15/32 ............... 1,760 1,764,226
Series 2007-B, Class A1, (1-mo.
CME Term SOFR at 1.20% Floor
and 18.00% Cap + 1.31%),
4.99%, 10/15/37
(c)
......... 90 90,306
Owl Rock CLO IX LLC, Series 2022-9A,
Class AR, (3-mo. CME Term SOFR
at 1.57% Floor + 1.57%), 5.23%,
11/22/37
(a)(c)
............... 20,000 20,044,170
Owl Rock CLO VII LLC, Series 2022-
7A, Class AR, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%),
5.07%, 04/20/38
(a)(c)
.......... 12,600 12,547,747
Owl Rock CLO XI LLC, Series 2023-
11A, Class A1F, 6.10%, 05/15/35
(c)
5,000 5,034,935
Owl Rock CLO XV LLC, Series 2024-
15A, Class B, (3-mo. CME Term
SOFR at 3.20% Floor + 3.20%),
6.87%, 01/20/36
(a)(c)
.......... 4,000 3,988,982
Owl Rock CLO XVIII LLC, Series 2024-
18A, Class A, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%),
5.37%, 07/24/36
(a)(c)
.......... 3,975 3,975,591
Ownit Mortgage Loan Trust, Series
2006-2, Class A2C, 6.50%,
01/25/37
(g)
................ 3,819 3,483,543
Pagaya AI Technology in Housing Trust,
Series 2023-1, Class F, 3.60%,
10/25/40
(c)
................ 6,577 5,640,649
PennantPark CLO VII LLC, Series
2023-7A, Class A1B, 6.55%,
07/20/35
(c)
................ 7,000 7,041,455
PFS Financing Corp., 5.54%, 10/16/28
(c)
(d)
...................... 25,000 25,102,500
Planet Fitness Master Issuer LLC,
Series 2025-1A, Class A2II, 5.65%,
12/06/55
(c)
................ 15,309 15,113,550
Point Broadband Funding LLC, Series
2025-1A, Class C, 8.16%, 07/20/55
(c)
5,326 5,428,731
PPM CLO 6-R Ltd.
(a)(c)
Series 2022-6RA, Class C1R, (3-mo.
CME Term SOFR at 3.45% Floor
+ 3.45%), 7.12%, 01/20/37 ... 2,110 2,112,392
Series 2022-6RA, Class DR, (3-mo.
CME Term SOFR at 5.65% Floor
+ 5.65%), 9.32%, 01/20/37 ... 1,690 1,675,039
Progress Residential Trust
(c)
Series 2021-SFR10, Class E2,
3.67%, 12/17/40 .......... 1,437 1,377,245
Series 2021-SFR10, Class F, 4.61%,
12/17/40 ............... 5,803 5,681,016
Series 2021-SFR3, Class F, 3.44%,
05/17/26 ............... 12,190 12,147,186
Series 2021-SFR5, Class F, 3.16%,
07/17/38 ............... 3,192 3,168,562
Series 2021-SFR6, Class F, 3.42%,
07/17/38 ............... 6,423 6,382,057
Series 2021-SFR9, Class F, 4.05%,
11/17/40 ............... 2,637 2,557,428
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-SFR1, Class F, 4.88%,
02/17/41 ............... USD 5,383 $ 5,212,775
Series 2022-SFR1, Class G, 5.52%,
02/17/41 ............... 5,383 5,254,172
Series 2022-SFR3, Class E1,
5.20%, 04/17/39 .......... 4,500 4,476,878
Series 2024-SFR2, Class E1,
3.40%, 04/17/41
(a)
......... 3,875 3,645,265
Series 2024-SFR2, Class E2,
3.65%, 04/17/41
(a)
......... 1,988 1,873,272
Series 2026-SFR1, Class E, 4.10%,
02/17/43 ............... 2,245 2,072,700
QTS Issuer ABS II LLC
(c)
Series 2025-1A, Class A2, 5.04%,
10/05/55 ............... 19,332 18,936,032
Series 2026-1A, Class B, 6.73%,
01/05/56 ............... 3,235 3,201,706
Series 2026-2A, Class A2, 5.85%,
01/05/56 ............... 7,076 6,928,950
Series 2026-5A, Class A2, 6.18%,
03/05/56 ............... 9,547 9,500,066
RAMP Series Trust, Series 2004-RS7,
Class A2A, (1M Sofr FWD at 0.62%
Floor and 14.00% Cap + 0.62%),
4.41%, 07/25/34
(a)
........... 1,829 1,455,617
RASC Trust, Series 2006-EMX9, Class
1A4, (1-mo. CME Term SOFR at
0.24% Floor and 14.00% Cap +
0.35%), 4.27%, 11/25/36
(a)
...... 2,407 2,013,543
RCKT Mortgage Trust, Series 2024-
CES2, Class B2, 9.58%, 04/25/44
(a)
(c)
...................... 1,949 2,010,992
Regional Management Issuance Trust
(c)
Series 2021-2, Class A, 1.90%,
08/15/33 ............... 2,361 2,296,204
Series 2021-2, Class B, 2.35%,
08/15/33 ............... 560 526,453
Series 2021-2, Class C, 3.23%,
08/15/33 ............... 1,339 1,258,912
Series 2022-1, Class B, 3.71%,
03/15/32 ............... 1,385 1,381,452
Series 2022-1, Class C, 4.46%,
03/15/32 ............... 1,117 1,110,716
Series 2022-1, Class D, 6.72%,
03/15/32 ............... 3,555 3,560,610
Series 2024-1, Class D, 7.46%,
07/15/36 ............... 2,239 2,283,865
Series 2024-2, Class A, 5.11%,
12/15/33 ............... 3,687 3,701,146
Series 2024-2, Class D, 6.33%,
12/15/33 ............... 538 540,862
Series 2025-2, Class A, 4.59%,
11/16/37 ............... 24,715 24,443,362
Republic Finance Issuance Trust
(c)
Series 2024-A, Class B, 6.47%,
08/20/32 ............... 1,393 1,402,220
Series 2024-A, Class C, 7.28%,
08/20/32 ............... 685 690,485
Series 2024-A, Class D, 9.49%,
08/20/32 ............... 2,799 2,834,941
Series 2024-B, Class A, 5.42%,
11/20/37 ............... 20,532 20,791,457
Series 2024-B, Class B, 5.86%,
11/20/37 ............... 7,249 7,362,204
Series 2025-A, Class A, 4.59%,
11/20/34 ............... 21,972 21,874,600

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Retained Vantage Data Centers Issuer
LLC, Series 2025-1A, Class A2A,
5.09%, 08/15/50
(c)
........... USD 15,985 $ 15,630,386
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(c)(d)
43,330 42,571,725
SAIF Securitization Trust, Series 2026-
CES1, Class A1A, 5.40%, 02/25/56
(c)
(g)
...................... 9,750 9,743,484
Saxon Asset Securities Trust
Series 2004-2, Class MF5, 2.69%,
08/25/35
(g)
.............. 829 645,072
Series 2007-1, Class M1, (1-mo.
CME Term SOFR at 0.29% Floor
+ 0.40%), 4.08%, 01/25/47
(a)
.. 6,017 5,878,841
Securitized Asset-Backed Receivables
LLC Trust
(a)
Series 2006-OP1, Class M6, (1-mo.
CME Term SOFR at 1.01% Floor
+ 1.12%), 4.80%, 10/25/35 ... 570 452,227
Series 2007-BR1, Class A2A, (1-mo.
CME Term SOFR at 0.22% Floor
+ 0.33%), 4.01%, 02/25/37 ... 622 248,399
Series 2007-BR1, Class A2B, (1-mo.
CME Term SOFR at 0.54% Floor
+ 0.65%), 4.33%, 02/25/37 ... 6,626 2,647,461
Series 2007-NC2, Class A2C, (1-mo.
CME Term SOFR at 0.44% Floor
+ 0.55%), 4.23%, 01/25/37 ... 1,092 833,262
Service Experts Issuer LLC
(c)
Series 2021-1A, Class A, 2.67%,
02/02/32 ............... 2,698 2,653,503
Series 2024-1A, Class A, 6.39%,
11/20/35 ............... 5,586 5,697,947
Sesac Finance LLC
(c)
Series 2024-1, Class A2, 6.42%,
01/25/54 ............... 2,385 2,389,102
Series 2025-1, Class A2, 5.50%,
07/25/55 ............... 16,211 15,891,285
SG Mortgage Securities Trust
(a)
Series 2006-FRE2, Class A2C, (1-
mo. CME Term SOFR at 0.32%
Floor + 0.43%), 4.11%, 07/25/36 2,284 467,204
Series 2006-OPT2, Class A3D, (1-
mo. CME Term SOFR at 0.42%
Floor + 0.53%), 4.21%, 10/25/36 4,623 3,736,912
Silver Point CLO 6 Ltd., Series 2024-
6A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%),
5.07%, 10/15/37
(a)(c)
.......... 8,750 8,757,613
Silver Point Euro CLO DAC
(a)
Series 1A, Class C, (3-mo.
EURIBOR at 2.40% Floor +
2.40%), 4.50%, 01/15/39
(c)
... EUR 2,500 2,892,094
Series 1A, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.10%, 01/15/39
(c)
... 2,187 2,509,281
Series 1X, Class A, (3-mo.
EURIBOR at 1.35% Floor +
1.35%), 3.45%, 01/15/39
(b)
... 10,800 12,484,246
Series 1X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.10%, 01/15/39
(b)
... 1,187 1,361,919
Silver Point SCF CLO VII Ltd., Series
2025-2A, Class A1, (3-mo. CME
Term SOFR at 1.70% Floor +
1.70%), 5.37%, 07/15/37
(a)(c)
.... USD 9,750 9,751,350
Security
Par (000)
Par (000) Value
United States (continued)
Sixth Street CLO 32 Ltd., Series 2026-
32A, Class D1, (3-mo. CME Term
SOFR at 3.10% Floor + 3.10%),
0.00%, 04/21/39
(a)(c)
.......... USD 2,000 $ 2,000,000
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
CME Term SOFR at 0.00% Floor +
4.86%), 8.54%, 10/15/41
(a)(c)
.... 14,236 14,932,601
SMB Private Education Loan Trust
(c)
Series 2015-B, Class B, 3.50%,
12/17/40 ............... 185 184,619
Series 2020-A, Class B, 3.00%,
08/15/45 ............... 5,930 5,560,979
Series 2020-PTA, Class C, 3.20%,
09/15/54 ............... 4,455 3,922,756
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 13,431 11,839,134
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 757 683,219
Series 2024-A, Class A1B, (SOFR
30 day Average at 1.45% Floor +
1.45%), 5.12%, 03/15/56
(a)
... 18,751 18,908,634
Series 2024-A, Class B, 5.88%,
03/15/56 ............... 7,329 7,440,635
Series 2024-C, Class A1B, (SOFR
30 day Average at 1.10% Floor +
1.10%), 4.77%, 06/17/52
(a)
... 6,228 6,218,010
SoFi Consumer Loan Program Trust
(c)
Series 2025-1, Class B, 5.12%,
02/27/34 ............... 3,660 3,692,506
Series 2026-B, Class A, 4.40%,
02/25/36 ............... 44,644 44,640,067
Series 2026-B, Class B, 4.90%,
02/25/36 ............... 4,463 4,458,155
Series 2026-B, Class C, 5.20%,
02/25/36 ............... 4,259 4,253,284
Series 2026-B, Class D, 5.56%,
02/25/36 ............... 4,181 4,176,099
SoFi Personal Loan Trust
(c)
Series 2023-1,  0.00%, 10/15/30
(h)
351 4,680,591
Series 2023-1A, Class A, 6.00%,
11/12/30 ............... 5,548 5,578,958
Series 2024-1A, Class A, 6.06%,
02/12/31 ............... 3,779 3,782,614
SoFi Professional Loan Program Trust
(c)
Series 2018-B, Class BFX, 3.83%,
08/25/47 ............... 496 480,912
Series 2018-D, Class BFX, 4.14%,
02/25/48 ............... 273 263,787
Series 2020-A, Class BFX, 3.12%,
05/15/46 ............... 789 712,682
Soundview Home Loan Trust
(a)
Series 2004-WMC1, Class M2, (1-
mo. CME Term SOFR at 0.80%
Floor + 0.91%), 4.59%, 01/25/35 87 75,469
Series 2005-OPT3, Class M4, (1-
mo. CME Term SOFR at 1.02%
Floor + 1.13%), 4.81%, 11/25/35 69 58,637
Series 2007-NS1, Class M1, (1-mo.
CME Term SOFR at 0.53% Floor
+ 0.64%), 4.32%, 01/25/37 ... 1,081 1,130,894
Splitrock Services, Inc., Series 2024-1-
A, 0.00%, 02/12/31
(c)
......... 304 5,844,834
SpringCastle America Funding LLC
(c)
Series 2020-AA, Class A, 1.97%,
09/25/37 ............... 3,663 3,451,196

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-AA, Class B, 2.66%,
09/25/37 ............... USD 19,740 $ 16,012,881
STAR Trust, Series 2021-SFR1, Class
F, (1-mo. CME Term SOFR at 2.51%
Floor + 2.51%), 6.19%, 04/17/38
(a)(c)
360 360,477
Stream Innovations Issuer Trust, Series
2025-1A, Class A, 5.05%, 09/15/45
(c)
7,368 7,391,298
Structured Asset Securities Corp.
Mortgage Loan Trust, Series 2007-
GEL2, Class M1, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%),
4.84%, 05/25/37
(a)(c)
.......... 4,011 3,347,111
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54
(c)
... 11,034 11,130,185
Summit Issuer LLC, Series 2025-1A,
Class A2, 5.21%, 11/20/55
(c)
.... 14,366 14,329,934
Switch ABS Issuer LLC, Series 2026-
1A, Class A21, 5.61%, 03/27/56
(c)
. 8,288 8,303,048
Taco Bell Funding LLC, Series 2025-1A,
Class A2I, 4.82%, 08/25/55
(c)
.... 20,173 19,863,070
Terwin Mortgage Trust TMTS, Series
2005-10HE, Class M5, (1-mo.
CME Term SOFR at 1.02% Floor +
1.13%), 4.81%, 06/25/36
(a)
..... 714 676,996
Truist Bank Auto Credit-Linked Notes,
Series 2025-1, Class B, 4.73%,
09/26/33
(c)
................ 10,482 10,479,127
UPG HI Issuer Trust, Series 2025-2,
Class A, 5.00%, 09/25/47
(c)
..... 6,305 6,267,807
Upgrade Master Pass-Thru Trust
(c)
Series 2025-ST4, Class A, 5.50%,
08/16/32 ............... 6,006 6,019,451
Series 2025-ST5, Class B, 5.25%,
09/15/32 ............... 2,107 2,104,062
Series 2025-ST6, Class A, 4.61%,
10/15/32 ............... 4,577 4,577,556
Series 2025-ST7, Class A, 4.55%,
11/15/32 ............... 11,819 11,820,708
Series 2025-ST7, Class B, 4.98%,
11/15/32 ............... 5,725 5,722,207
Series 2025-ST8, Class D, 5.91%,
12/15/33 ............... 7,754 7,711,417
UPX HIL Issuer Trust, Series 2025-1,
Class A, 5.16%, 01/25/47
(c)
..... 17,832 17,758,317
US Bank NA, Series 2026-RVM1, Class
B1, 4.96%, 12/25/46
(c)
........ 18,557 18,470,647
VB-S1 Issuer LLC
(c)
Series 2026-1A, Class C2, 4.69%,
03/15/56 ............... 37,240 36,589,972
Series 2026-1A, Class D, 5.19%,
03/15/56 ............... 6,825 6,710,308
Vista Point Securitization Trust, Series
2025-CES3, Class A1, 5.30%,
11/25/55
(c)(g)
............... 5,424 5,404,916
VOLT CVI LLC, Series 2021-NP12,
Class A1, 6.73%, 12/26/51
(c)(g)
... 9,977 9,981,358
Washington Mutual Asset-Backed
Certificates Trust
(a)
Series 2006-HE4, Class 2A2, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 4.15%, 09/25/36 ... 11,894 2,976,327
Series 2006-HE5, Class 1A, (1-mo.
CME Term SOFR at 0.31% Floor
+ 0.42%), 4.10%, 10/25/36 ... 3,301 2,544,779
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-HE1, Class 2A1, (1-mo.
CME Term SOFR at 0.12% Floor
+ 0.23%), 3.91%, 11/25/36 ... USD 506 $ 157,937
Series 2007-HE1, Class 2A2, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 4.13%, 11/25/36 ... 4,493 1,406,926
Whetstone Park CLO Ltd., Series
2021-1A, Class D, (3-mo. CME Term
SOFR at 2.90% Floor + 3.16%),
6.83%, 01/20/35
(a)(c)
.......... 1,750 1,630,793
Wireless PropCo Funding LLC, Series
2025-1A, Class C, 8.51%, 06/25/55
(c)
13,145 13,245,487
Yale Mortgage Loan Trust, Series 2007-
1, Class A, (1-mo. CME Term SOFR
at 0.40% Floor + 0.51%), 4.19%,
06/25/37
(a)(c)
............... 5,111 1,553,397
3,296,238,613
Total Asset-Backed Securities — 16.5%
(Cost: $7,828,321,042) ........................... 7,649,820,341
Shares
Shares
Common Stocks
Argentina — 0.0%
YPF SA , ADR
(f)(j)
.............. 45,447 2,100,560
Australia — 0.0%
Rio Tinto Ltd. ................ 2,655 301,644
Austria — 0.0%
Raiffeisen Bank International AG
(f)
... 10,392 445,056
Belgium — 0.0%
Azelis Group NV .............. 142,263 1,450,734
Brazil — 0.1%
Azul SA , ADR
(c)(d)(f)
............. 324,216 5,349,564
Banco do Brasil SA ............ 184,313 820,537
ERO Copper Corp.
(f)
............ 22,361 596,368
Klabin SA ................... 183,043 693,322
Localiza Rent a Car SA .......... 173,679 1,577,239
Lojas Renner SA .............. 308,363 885,230
Rede D'Or Sao Luiz SA
(b)(c)
....... 58,655 440,718
Rumo SA ................... 448,946 1,415,347
StoneCo Ltd. , Class A
(f)
.......... 65,915 930,720
Vale SA .................... 122,463 1,949,771
XP, Inc. , Class A .............. 32,829 625,064
15,283,880
Canada — 0.1%
Algoma Steel Group, Inc. ........ 1,251,408 5,168,315
AtkinsRealis Group, Inc. ......... 6,584 423,598
Bombardier, Inc. , Class B
(f)
....... 2,435 430,637
Cameco Corp.
(k)
............... 143,870 15,625,721
Methanex Corp.
(j)
.............. 252,193 15,015,571
Toromont Industries Ltd. ......... 2,975 416,513
37,080,355
Chile — 0.0%
WOM New Holdco
(d)(f)
........... 82,839 1,905,297
China — 0.1%
Alibaba Group Holding Ltd. , ADR ... 40,545 5,086,776
Alibaba Health Information Technology
Ltd.
(f)
.................... 1,884,000 1,136,084
Baidu, Inc. , Class A
(f)
........... 108,975 1,523,274

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
China (continued)
BYD Co. Ltd. , Class H .......... 228,658 $ 3,126,061
BYD Electronic International Co. Ltd. 314,250 1,130,385
Contemporary Amperex Technology Co.
Ltd. , Class H
(j)
.............. 83,353 6,643,915
Fosun International Ltd. ......... 2,800,000 1,484,772
Kuaishou Technology
(b)(c)
......... 104,200 613,772
Meitu, Inc.
(b)(c)(f)
............... 1,644,000 915,912
Meituan , Class B
(b)(c)(f)
........... 106,800 1,165,428
Minth Group Ltd. .............. 273,150 1,141,098
New Oriental Education & Technology
Group, Inc. , ADR ............ 20,962 1,187,078
Sunac China Holdings Ltd.
(f)
...... 12,246,227 1,663,586
Tencent Holdings Ltd. ........... 62,862 3,964,856
Tencent Holdings Ltd. , ADR ....... 3,702 234,040
Trip.com Group Ltd.
(f)
........... 33,450 1,653,056
Xiaomi Corp. , Class B
(b)(c)(f)
........ 385,500 1,592,370
34,262,463
Czech Republic — 0.0%
Komercni Banka A/S ........... 19,546 997,243
Moneta Money Bank A/S
(b)(c)
...... 63,929 557,258
1,554,501
Egypt — 0.0%
Commercial International Bank Egypt
SAE .................... 1,236,755 2,747,087
EFG Holding S.A.E.
(f)
........... 1,767,470 816,810
Fawry for Banking & Payment
Technology Services SAE
(f)
..... 4,838,736 1,519,224
5,083,121
France — 0.0%
Airbus SE ................... 10,229 1,934,027
Arkema SA .................. 50,110 3,440,445
AXA SA .................... 9,008 413,932
EssilorLuxottica SA ............ 3,840 894,816
6,683,220
Georgia — 0.0%
TBC Bank Group plc ........... 47,214 2,577,708
Germany — 0.1%
ADLER Group SA
(d)(f)
........... 11,192,332 129
BASF SE ................... 42,980 2,647,156
Bayer AG (Registered) .......... 33,568 1,553,468
Caresyntax, Inc.
(d)(f)
............ 59,130 1
Daimler Truck Holding AG ........ 12,512 616,164
Evonik Industries AG ........... 106,325 2,086,381
Gerresheimer AG .............. 40,769 940,642
Heidelberg Materials AG ......... 4,179 881,921
Hensoldt AG ................. 25,300 2,245,384
K+S AG (Registered) ........... 117,331 2,230,915
LANXESS AG ................ 77,230 1,707,482
MTU Aero Engines AG .......... 2,090 762,471
Nemetschek SE ............... 5,616 420,414
Rheinmetall AG ............... 1,166 1,966,793
Salzgitter AG ................. 16,683 722,318
thyssenkrupp AG .............. 83,393 734,818
Tkms AG& Co. KGaA
(f)
.......... 4,169 384,535
TUI AG .................... 119,992 944,940
20,845,932
Greece — 0.0%
Allwyn AG , Class R ............ 46,653 705,864
Athens International Airport SA ..... 103,284 1,254,488
Hellenic Telecommunications
Organization SA , Class R ...... 87,914 1,658,363
Security
Shares
Shares Value
Greece (continued)
National Bank of Greece SA ...... 55,629 $ 859,350
4,478,065
Hong Kong — 0.0%
ASMPT Ltd. ................. 104,250 1,349,387
Hungary — 0.0%
OTP Bank Nyrt. ............... 28,298 3,034,335
India — 0.0%
Axis Bank Ltd. ................ 27,673 342,736
GAIL India Ltd. ............... 164,762 241,488
ICICI Bank Ltd. ............... 10,563 135,600
IndusInd Bank Ltd.
(f)
............ 76,773 615,008
Malpani Pipes And Fittings Ltd.
(f)
.... 3,200 1,923
Manappuram Finance Ltd. ........ 51,124 135,193
ReNew Energy Global plc , Class A
(f)
. 749,000 3,430,420
SAI Life Sciences Ltd.
(b)(c)(f)
........ 59,651 615,842
Sammaan Capital Ltd.
(f)
......... 2,792,650 4,436,323
9,954,533
Indonesia — 0.0%
Bank Mandiri Persero Tbk. PT ..... 13,271,000 3,725,201
Bank Syariah Indonesia Tbk. PT .... 1,534,200 192,063
Ciputra Development Tbk. PT ..... 13,568,100 567,457
Mitra Adiperkasa Tbk. PT ........ 5,354,000 379,627
4,864,348
Ireland — 0.0%
Accenture plc , Class A .......... 2,055 407,486
Israel — 0.0%
(f)
Deep Instinct Ltd.
(d)
............ 292,569 17,554
Teva Pharmaceutical Industries Ltd. ,
ADR .................... 74,376 2,240,205
2,257,759
Italy — 0.1%
Coca-Cola HBC AG ............ 7,144 402,416
Intesa Sanpaolo SpA ........... 504,030 3,048,315
UniCredit SpA ................ 89,983 6,455,723
Unipol Assicurazioni SpA ......... 17,889 415,565
10,322,019
Japan — 0.0%
Doutor Nichires Holdings Co. Ltd. ... 42,100 781,905
Fast Retailing Co. Ltd. .......... 2,200 869,234
IDOM, Inc. .................. 93,100 747,017
Keihan Holdings Co. Ltd. ......... 36,900 754,046
Keisei Electric Railway Co. Ltd. .... 135,800 1,016,050
MonotaRO Co. Ltd. ............ 73,400 795,621
Nagoya Railroad Co. Ltd. ........ 55,700 608,515
Nishimatsuya Chain Co. Ltd. ...... 83,900 1,115,399
Ohsho Food Service Corp. ....... 39,000 764,739
Ryohin Keikaku Co. Ltd. ......... 62,300 1,329,458
Saizeriya Co. Ltd. ............. 28,500 1,154,190
9,936,174
Kazakhstan — 0.0%
(b)
Halyk Savings Bank of Kazakhstan
JSC , GDR ................ 96,541 3,089,476
Kaspi.KZ JSC , ADR
(f)
........... 35,098 2,599,709
NAC Kazatomprom JSC , GDR ..... 19,449 1,535,803
7,224,988
Luxembourg — 0.0%
Altice France Lux 3
(f)
............ 137,453 2,287,801

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Mexico — 0.0%
Fomento Economico Mexicano SAB de
CV ..................... 34,932 $ 385,688
Grupo Aeromexico SAB de CV , ADR
(f)
24,266 339,967
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 40,137 1,352,628
Grupo Financiero Banorte SAB de CV ,
Class O .................. 103,726 1,150,402
Grupo Mexico SAB de CV, Series B . 40,276 431,276
Promotora y Operadora de
Infraestructura SAB de CV ..... 28,227 456,423
Southern Copper Corp. .......... 8,260 1,421,216
Wal-Mart de Mexico SAB de CV .... 475,125 1,542,837
7,080,437
Norway — 0.0%
Orkla ASA ................... 32,473 408,661
Philippines — 0.0%
Ayala Corp. .................. 19,690 164,597
Ayala Land, Inc. ............... 988,700 264,380
DigiPlus Interactive Corp. ........ 2,828,520 744,029
Metropolitan Bank & Trust Co. ..... 569,480 595,259
1,768,265
Poland — 0.0%
Bank Polska Kasa Opieki SA ...... 52,559 3,114,333
LPP SA .................... 326 1,976,685
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 78,933 1,867,080
Powszechny Zaklad Ubezpieczen SA 105,202 1,831,250
8,789,348
Republic of Turkiye — 0.0%
Akbank TAS ................. 1,786,753 2,666,849
Eldorado Gold Corp.
(j)
........... 62,537 2,146,895
KOC Holding A/S .............. 239,079 1,053,099
MLP Saglik Hizmetleri A/S
(b)(c)(f)
..... 119,989 1,158,939
Turkiye Is Bankasi A/S , Class C
(f)
... 6,970,725 2,067,213
9,092,995
Romania — 0.0%
Banca Transilvania SA .......... 161,079 1,311,248
Singapore — 0.0%
Singapore Technologies Engineering
Ltd. ..................... 39,563 335,780
South Africa — 0.0%
Channel Vas Investments Ltd.
(f)
.... 783,897 908,457
Vodacom Group Ltd. ........... 147,900 1,261,427
2,169,884
South Korea — 0.0%
Doosan Enerbility Co. Ltd.
(f)
....... 17,804 1,118,767
Hyundai Motor Co. ............. 2,675 824,062
Kia Corp. ................... 11,306 1,116,253
Samsung Electronics Co. Ltd. ..... 16,109 1,884,131
SK Hynix, Inc. ................ 2,934 1,664,649
6,607,862
Spain — 0.0%
CaixaBank SA ................ 524,486 6,287,359
Sweden — 0.0%
SSAB AB , Class B ............. 184,331 1,453,100
Switzerland — 0.0%
TE Connectivity plc ............ 2,044 427,237
Security
Shares
Shares Value
Taiwan — 0.0%
ASE Technology Holding Co. Ltd. ... 93,000 $ 1,023,573
Asia Vital Components Co. Ltd. .... 16,000 1,056,792
Asustek Computer, Inc. .......... 18,880 331,595
Delta Electronics, Inc. ........... 7,022 316,625
Elite Material Co. Ltd. ........... 15,000 1,280,197
Gold Circuit Electronics Ltd. ....... 37,000 1,043,322
Phison Electronics Corp. ......... 19,000 944,955
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 5,067 293,048
6,290,107
Thailand — 0.0%
CP ALL PCL ................. 1,488,000 2,075,101
Krungthai Card PCL ............ 1,513,400 1,385,875
True Corp. PCL , NVDR .......... 2,114,300 930,331
4,391,307
United Kingdom — 0.1%
Anthropics Technology Ltd., Series G
(d)(f)
40,906 10,600,234
Genius Sports Ltd.
(f)
............ 1,010,711 4,477,450
Halma plc ................... 8,164 416,615
Kingfisher plc ................ 108,278 411,709
Mobico Group plc
(f)(j)
............ 2,543,814 583,163
NEW Look Retailers
(d)(f)
.......... 4,100,922 54
16,489,225
United States — 2.4%
Adobe, Inc.
(f)
................. 1,684 409,347
Advanced Drainage Systems, Inc. .. 14,835 2,034,324
Advanced Micro Devices, Inc.
(f)(k)
... 82,006 16,682,481
Airbnb, Inc. , Class A
(f)
........... 3,298 416,471
Alphabet, Inc. , Class C .......... 106,569 30,570,383
Amazon.com, Inc.
(f)(k)
........... 114,552 23,857,745
AMC Networks, Inc. , Class A
(f)
..... 197,308 1,339,721
Ameriprise Financial, Inc. ........ 926 411,514
APA Corp. .................. 240,157 10,192,263
Apollo Global Management, Inc. .... 3,693 411,474
Apple, Inc. .................. 17,921 4,548,171
Aptiv plc
(f)
................... 6,093 423,098
Ascent Resources - Utica LLC
(f)(l)
... 2,531,799 2,531,799
Ascent Resources LLC
(d)(f)(l)
....... 15,944,377 20,249,359
Avaya LLC
(f)
................. 2,491 35,497
Axon Enterprise, Inc.
(f)
.......... 978 415,347
Ball Corp. ................... 6,997 413,593
Boeing Co. (The)
(f)
............. 16,826 3,348,879
Booking Holdings, Inc. .......... 99 416,822
Boston Scientific Corp.
(f)
......... 47,886 3,004,846
Broadcom, Inc.
(k)
.............. 38,919 12,045,820
Builders FirstSource, Inc.
(f)
........ 21,142 1,740,621
Cadence Design Systems, Inc.
(f)
.... 20,359 5,657,155
Caesars Entertainment, Inc.
(f)(k)
..... 278,230 7,353,619
Carlson Travel, Inc.
(d)(f)
.......... 17,611 70,444
Carrier Global Corp. ............ 38,851 2,187,700
Caterpillar, Inc. ............... 608 430,744
CBRE Group, Inc. , Class A
(f)
...... 3,049 413,018
Century Communities, Inc. ....... 141,389 8,112,901
Charles Schwab Corp. (The) ...... 4,363 410,035
Citigroup, Inc. ................ 56,235 6,377,611
Coca-Cola Co. (The) ........... 5,323 404,814
Cognizant Technology Solutions Corp. ,
Class A .................. 6,649 407,916
Cooper Cos., Inc. (The)
(f)
......... 5,858 418,847
CoreWeave, Inc. , Class A
(f)
....... 131,565 10,192,341
Costco Wholesale Corp. ......... 407 405,547
Crowdstrike Holdings, Inc. , Class A
(f)
. 27,777 10,844,419
Crown PropTech Acquisitions
(d)(f)
.... 379,239 300,694

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Crown PropTech Acquisitions , Class A
(f)
133,068 $ 1,575,525
Davidson Kempner Merchant Co.-Invest
Fund LP, (Acquired 03/31/23, cost
$0)
(f)(l)(m)
.................. —
(n)
30,005,406
Deere & Co. ................. 731 411,772
Delta Air Lines, Inc.
(k)
........... 100,650 6,691,212
DF Residential III LP
(d)(f)
.......... 22,678,371 24,946,208
DR Horton, Inc. ............... 56,422 7,742,227
Duke Energy Corp. ............ 3,083 403,688
eBay, Inc. ................... 4,613 419,875
EchoStar Corp. , Class A
(f)(k)
....... 247,608 28,987,469
Edwards Lifesciences Corp.
(f)
...... 5,107 408,969
Eli Lilly & Co. ................ 16,356 15,043,758
Emerson Electric Co. ........... 111,765 14,643,450
EOC Partners Fund LP
(d)(f)(l)
....... 35,029,831 35,029,831
Epic Games, Inc., (Acquired 10/17/24,
cost $22,098,625)
(d)(f)(m)
........ 45,487 22,953,650
EQT Corp. .................. 6,301 400,996
EXO Capital Technologies, Inc.,
(Acquired 06/24/21, cost
$5,879,165)
(d)(f)(m)
............ 10,036 3,713
Experian plc ................. 11,818 408,838
FactSet Research Systems, Inc. .... 1,985 430,725
Fanatics Holdings, Inc. , Class
A , (Acquired 12/15/21, cost
$ 27,387,008)
(d)(f)(m)
........... 403,700 35,323,750
Farmers Business Network, Inc.
(d)(f)
.. 217,669 213,316
Fifth Third Bancorp ............ 224,602 10,435,009
First Citizens BancShares, Inc. , Class
A
(k)
..................... 7,184 13,539,397
First Horizon Corp. ............. 457,211 10,406,122
First Solar, Inc.
(f)
.............. 70,455 13,897,953
Flagstar Bank NA
(k)
............ 1,781,910 23,467,755
FLYR, Inc., Series D-X
(d)(f)
........ 4,503,497 45
Formentera Partners Fund II LP
(d)(l)
.. —
(n)
24,422,707
Fortinet, Inc.
(f)
................ 5,136 419,714
Freeport-McMoRan, Inc. ......... 57,622 3,387,021
FreeWire Technologies, Inc.
(d)(f)
..... 328 —
Garmin Ltd. .................. 1,797 416,922
GE Aerospace
(k)
............... 33,286 9,445,568
GE Vernova, Inc. .............. 8,400 7,332,360
Goldman Sachs Group, Inc. (The) .. 9,065 7,668,899
Hartford Insurance Group, Inc. (The) . 3,020 408,395
Henry Schein, Inc.
(f)
............ 5,585 411,614
Hershey Co. (The) ............. 1,901 395,199
Home Depot, Inc. (The) ......... 1,642 540,037
Insulet Corp.
(f)
................ 1,952 409,608
International Business Machines Corp. 1,711 414,729
Intuitive Surgical, Inc.
(f)
.......... 897 413,508
James Hardie Industries plc , ADR
(f)
.. 105,867 2,005,121
Johnson & Johnson ............ 1,674 409,193
Johnson Controls International plc .. 3,208 420,088
KB Home ................... 85,011 4,399,319
KLA Corp. ................... 17,998 26,500,435
Lam Research Corp. ........... 74,485 15,914,465
Latch, Inc.
(f)
.................. 715,325 150,218
Lionsgate Studios Corp.
(f)
........ 1,393,864 13,367,156
Lowe's Cos., Inc. .............. 2,310 545,807
Marathon Petroleum Corp. ....... 37,059 9,049,067
McKesson Corp. .............. 472 408,450
Melange Capital Partners
(d)(l)
...... 24,741,534 27,913,399
Meritage Homes Corp.
(k)
......... 113,302 7,006,596
Meta Platforms, Inc. , Class A
(k)
..... 14,863 8,503,568
Mettler-Toledo International, Inc.
(f)
... 325 409,890
Micron Technology, Inc. .......... 24,164 8,163,566
Security
Shares
Shares Value
United States (continued)
Morgan Stanley ............... 2,564 $ 421,957
MP Materials Corp. , Class A
(f)(j)(k)
.... 178,920 8,634,679
MSCI, Inc. .................. 763 411,265
New Kleo Holdco
(d)(f)
............ 1,002,728 1,506,704
New Look Builders, Inc.
(d)(f)
....... 8,689,610 87
NRG Energy, Inc. .............. 25,378 3,708,741
NVIDIA Corp. ................ 79,000 13,777,600
OpenAir.com, Series C
(d)(f)
........ 18,821 12,942,955
Oracle Corp. ................. 1,599 235,229
Palantir Technologies, Inc. , Class A
(f)
. 92,970 13,599,652
Palladyne AI Corp.
(f)(j)
........... 73,917 448,676
Palladyne AI Corp.
(f)
............ 853,789 5,182,501
Paramount Skydance Corp. , Class B 75,211 678,403
Parker-Hannifin Corp. ........... 9,500 8,504,780
PBF Energy, Inc. , Class A ........ 192,722 9,177,422
PepsiCo, Inc. ................ 2,589 402,046
Playstudios, Inc. , Class A
(f)
....... 1,145,983 537,695
Principal Financial Group, Inc. ..... 4,602 414,686
QXO, Inc.
(f)(j)
................. 184,055 3,574,348
Relspace
(d)(f)
................. 3,565 3,672
ResMed, Inc. ................ 1,845 414,166
Rockwell Automation, Inc.
(k)
....... 44,555 15,989,898
RSA Security LLC
(d)(f)
........... 47,640 —
S&P Global, Inc. .............. 972 413,430
Salesforce, Inc. ............... 2,194 409,554
Screaming Eagle Acquistion
Corp., (Acquired 05/14/24, cost
$2,541,250)
(f)(m)
............. 250,000 2,372,643
Sims Ltd. ................... 20,449 259,476
Six Flags Entertainment Corp.
(f)
.... 264,368 4,692,532
SM Energy Co. ............... 468,845 14,618,587
Snorkel AI, Inc., (Acquired 06/30/21,
cost $609,993)
(d)(f)(m)
.......... 40,613 295,256
Solaris Energy Infrastructure, Inc. ,
Class A .................. 121,471 6,864,326
Sonder Holdings, Inc. , Class A
(f)
.... 164,240 —
SOURCE Global PBC
(d)(f)
......... 99,230 7,938
Southwest Airlines Co. .......... 11,188 420,333
Space Exploration Technologies Corp. ,
Class A , (Acquired 08/21/23, cost
$37,431,821)
(d)(f)(m)
........... 293,488 154,547,949
Space Exploration Technologies Corp. ,
Class C , (Acquired 08/21/23, cost
$ 8,570,448)
(d)(f)(m)
............ 105,808 55,717,435
Starz Entertainment Corp. ........ 64,848 745,752
Synopsys, Inc.
(f)
............... 11,225 4,450,488
Tesla, Inc.
(f)
.................. 15,520 5,769,560
TJX Cos., Inc. (The) ............ 2,606 416,178
Toll Brothers, Inc. .............. 25,006 3,412,569
TopBuild Corp.
(f)
............... 3,681 1,293,135
Trane Technologies plc .......... 6,739 2,808,411
Travelers Cos., Inc. (The) ........ 1,391 405,727
United Airlines Holdings, Inc.
(f)
..... 36,781 3,386,427
USA Rare Earth LLC, (Acquired
01/26/26, cost $ 20,163,840)
(f)(m)
.. 937,853 14,194,405
Valero Energy Corp. ............ 19,028 4,701,438
Verizon Communications, Inc. ..... 8,072 405,214
Vertiv Holdings Co. , Class A ...... 55,630 13,939,765
Vistance Networks, Inc.
(f)
......... 546,353 9,943,625
Vistra Corp. ................. 6,966 1,047,199
Vobile Group Ltd.
(b)(f)(j)
........... 1,713,000 760,256
Walt Disney Co. (The) .......... 92,005 8,867,442
Wealthfront Corp.
(f)(j)
............ 427,341 3,952,904
West Pharmaceutical Services, Inc. . 1,656 415,060
Williams Cos., Inc. (The) ......... 99,031 7,207,476

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Wolfspeed, Inc.
(f)
.............. 24,582 $ 401,178
Zeitview, Series E-3 , Class E
(d)(f)
.... 4,360,014 4,423,627
1,102,665,115
Total Common Stocks — 3.0%
(Cost: $1,232,049,353) ........................... 1,361,259,296
Par (000)
Pa r (000)
Corporate Bonds
Angola — 0.0%
Azule Energy Finance plc
(c)
8.13%, 01/23/30 ............ USD 3,560 3,594,888
8.25%, 01/22/31 ............ 10,229 10,326,585
8.63%, 01/22/33 ............ 3,200 3,224,032
17,145,505
Argentina — 0.0%
(c)
Telecom Argentina SA
9.25%, 05/28/33 ............ 8,761 9,070,695
8.50%, 01/20/36 ............ 3,362 3,360,748
Vista Energy Argentina SAU, 8.50%,
06/10/33 ................. 331 346,180
12,777,623
Australia — 0.7%
AGL Energy Ltd.
(b)
5.77%, 09/30/35 ............ AUD 3,540 2,325,040
5.77%, 09/30/35 ............ 9,370 6,154,132
Ampol Ltd.
(a)(b)
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 2.50%), 6.65%,
12/11/54 ............... 5,000 3,532,854
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 2.00%), 5.85%,
10/30/55 ............... 14,640 9,550,472
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ................. USD 585 558,476
AusNet Services Holdings Pty. Ltd.
(a)(b)
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
2.25%), 6.21%, 02/12/55 .... AUD 4,910 3,448,768
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.77%), 5.70%,
02/04/56 ............... 6,370 4,329,145
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.77%), 6.50%,
02/04/56 ............... 4,940 3,310,601
Australia & New Zealand Banking
Group Ltd.
(b)
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.25%), 5.24%, 02/23/37
(a)
... 10,000 6,842,924
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.68%), 5.69%,
08/14/40
(a)
.............. 7,000 4,574,451
6.17%, 08/14/45 ............ 9,530 6,297,158
BHP Billiton Finance Ltd.
3.64%, 09/04/35
(b)
........... EUR 27,436 30,701,212
Commonwealth Bank of Australia
(a)(b)
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.28%), 5.32%,
03/05/36 ............... AUD 3,930 2,703,911
(5-Year EURIBOR ICE Swap Rate +
1.32%), 3.79%, 08/26/37 .... EUR 5,115 5,789,093
Security
Par (000)
Par (000) Value
Australia (continued)
Dyno Nobel Ltd., 5.82%, 08/08/35
(b)
. AUD 1,520 $ 1,000,074
Flinders Port Holdings Pty. Ltd., 6.10%,
07/10/34
(b)
................ 5,600 3,822,610
Fortescue Treasury Pty. Ltd.
(c)
4.50%, 09/15/27 ............ USD 736 728,804
5.88%, 04/15/30 ............ 884 894,607
4.38%, 04/01/31 ............ 1,752 1,655,368
Glencore Funding LLC, 6.13%,
10/06/28
(c)
................ 700 724,442
Insurance Australia Group Ltd., (3-mo.
ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.68%),
5.85%, 06/15/37
(a)(b)
.......... AUD 9,290 6,428,736
Macquarie Bank Ltd., (3-mo. ASX
Australia Bank Bill Short Term Rates
Mid + 1.32%), 5.31%, 08/20/36
(a)(b)
19,950 13,629,060
Mineral Resources Ltd.
(c)
8.00%, 11/01/27 ............ USD 938 949,978
9.25%, 10/01/28 ............ 1,554 1,610,134
8.50%, 05/01/30 ............ 7,409 7,614,974
7.00%, 04/01/31 ............ 621 634,612
National Australia Bank Ltd.
(a)(b)
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.30%), 5.26%,
11/14/35 ............... AUD 14,500 9,993,070
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 2.00%), 6.34%,
06/06/39 ............... 4,491 3,087,318
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.70%), 5.77%,
07/30/40 ............... 8,000 5,262,387
NSW Electricity Networks Finance Pty.
Ltd.
(a)(b)
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 2.05%), 6.20%,
03/11/55 ............... 16,910 11,811,376
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 2.25%), 6.28%,
03/11/55 ............... 3,070 2,063,244
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.80%), 5.79%,
11/20/55 ............... 2,000 1,378,975
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 2.20%), 6.30%,
11/20/55 ............... 4,840 3,194,063
NSW Ports Finance Co. Pty. Ltd.,
5.43%, 09/19/34
(b)
........... 14,000 9,151,897
Oceana Australian Fixed Income Trust
(d)
12.50%, 07/31/26 ........... 16,502 11,442,482
12.50%, 07/31/27 ........... 27,503 19,284,999
10.50%, 07/31/28 ........... 23,159 15,759,646
Origin Energy Finance Ltd., 1.00%,
09/17/29
(b)
................ EUR 21,424 22,583,082
Pacific National Finance Pty. Ltd.
(b)
3.70%, 09/24/29 ............ AUD 3,000 1,889,690
(ADSWAP5 + 3.85%), 7.75%,
12/11/54
(a)
.............. 10,160 7,010,944
Patrick Terminals Finance Pty. Ltd.,
5.55%, 10/22/35
(b)
........... 11,670 7,586,408
Scentre Group Trust 1, 5.35%,
09/18/35
(b)
................ 20,000 12,928,283
Tabcorp Finance Pty. Ltd., 5.99%,
05/28/31
(b)
................ 9,930 6,666,290
Transurban Queensland Finance Pty.
Ltd., 5.62%, 08/28/34
(b)
........ 3,090 2,035,368

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Australia (continued)
Vicinity Centres Trust, 5.84%,
03/03/36
(b)
................ AUD 5,540 $ 3,698,212
Westpac Banking Corp.
(b)
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.78%), 5.82%,
06/04/40
(a)
.............. 9,000 5,949,432
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.33%), 6.09%, 02/12/41
(a)
... 13,160 8,823,693
6.14%, 11/13/45 ............ 9,200 6,055,109
Worley Financial Services Pty. Ltd.,
5.87%, 05/13/32
(b)
........... 6,000 4,072,388
311,539,992
Austria — 0.0%
ams-OSRAM AG, 10.50%, 03/30/29
(b)
EUR 1,900 2,299,235
Belgium — 0.1%
Belfius Bank SA, (5-Year EUR Swap
Annual + 1.30%), 1.25%, 04/06/34
(a)
(b)
...................... 11,000 11,741,543
Ontex Group NV, 5.25%, 04/15/30
(b)
. 1,769 1,875,786
Telenet Finance Luxembourg Notes
SARL, 5.50%, 03/01/28
(c)
...... USD 16,000 15,701,120
29,318,449
Brazil — 0.3%
3R Lux SARL
9.75%, 02/05/31
(c)
........... 3,826 3,916,868
9.75%, 02/05/31
(b)
........... 200 204,750
Ambipar Lux SARL
(e)(f)
10.88%, 02/05/33
(c)
.......... 9,468 1,287,459
10.88%, 02/05/33
(b)
.......... 23,879 3,247,066
Arcos Dorados BV
6.38%, 01/29/32
(c)
........... 405 413,829
6.38%, 01/29/32
(b)
........... 7,738 7,906,688
Azul Secured Finance LLP, 9.88%,
02/15/31
(b)
................ 281 247,983
CSN Resources SA
4.63%, 06/10/31
(b)
........... 8,082 4,919,917
5.88%, 04/08/32
(b)
........... 2,646 1,617,368
5.88%, 04/08/32
(c)
........... 5,634 3,443,782
Eldorado Intl. Finance GmbH, 8.50%,
12/01/32
(c)
................ 7,444 7,474,446
LD Celulose International GmbH,
7.95%, 01/26/32
(c)
........... 624 641,456
MC Brazil Downstream Trading SARL
7.25%, 06/30/31
(c)
........... 10,430 9,322,334
7.25%, 06/30/31
(b)
........... 788 704,642
Nexa Resources SA, 6.75%, 04/09/34
(c)
319 332,159
Oceanica Lux, 13.00%, 10/02/29
(c)
.. 2,169 2,281,716
Petrobras Global Finance BV, 6.75%,
01/27/41 ................. 688 669,974
Pluxee NV, 3.50%, 09/04/28
(b)
..... EUR 38,300 44,151,299
PRIO Luxembourg Holding SARL,
6.75%, 10/15/30
(c)
........... USD 705 685,789
Raizen Fuels Finance SA
6.45%, 03/05/34
(c)
........... 820 451,000
6.45%, 03/05/34
(b)
........... 2,607 1,433,850
5.70%, 01/17/35
(b)
........... 4,633 2,522,205
6.70%, 02/25/37
(b)
........... 8,276 4,489,730
6.95%, 03/05/54
(c)
........... 425 225,462
6.95%, 03/05/54
(b)
........... 3,169 1,681,155
Samarco Mineracao SA
(o)
9.00%, (9.00% Cash or 9.00% PIK),
06/30/31
(c)
.............. 323 317,758
Security
Par (000)
Par (000) Value
Brazil (continued)
9.00%, ( 9.00% Cash or 9.00% PIK),
06/30/31
(b)
.............. USD 22,656 $ 22,309,408
Suzano Austria GmbH
6.00%, 01/15/29 ............ 1,643 1,677,832
5.00%, 01/15/30 ............ 1,667 1,644,249
Vale Overseas Ltd.
6.40%, 06/28/54 ............ 8,244 8,294,948
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.43%), 6.00%, 02/25/56
(a)(c)
.. 742 732,280
139,249,402
Canada — 0.5%
1011778 BC ULC
(c)
4.38%, 01/15/28 ............ 2,312 2,279,613
6.13%, 06/15/29 ............ 4,959 5,039,162
5.63%, 09/15/29 ............ 332 332,723
4.00%, 10/15/30 ............ 1,815 1,705,965
Air Canada, 3.88%, 08/15/26
(c)
..... 952 947,255
Air Canada Pass-Through Trust, Series
2020-1, Class C, 10.50%, 07/15/26
(c)
15,068 15,234,149
Alexandrite Lake Lux Holdings SARL,
6.75%, 07/30/30
(b)
........... EUR 3,830 4,327,300
Bombardier, Inc.
(c)
8.75%, 11/15/30 ............ USD 3,210 3,413,970
7.00%, 06/01/32 ............ 2,174 2,256,268
Brookfield Residential Properties, Inc.
(c)
5.00%, 06/15/29 ............ 2,892 2,743,917
4.88%, 02/15/30 ............ 4,283 3,932,359
Garda World Security Corp.
(c)
6.00%, 06/01/29 ............ 127 120,882
8.25%, 08/01/32 ............ 3,789 3,749,343
8.38%, 11/15/32 ............ 2,705 2,706,837
HR Ottawa LP, 11.00%, 03/31/31
(c)
.. 97,613 108,476,340
Jones Deslauriers Insurance
Management, Inc., 8.50%,
03/15/30
(c)
................ 1,690 1,717,763
Mattamy Group Corp.
(c)
4.63%, 03/01/30 ............ 7,171 6,817,834
6.00%, 12/15/33 ............ 2,138 2,007,698
Methanex Corp., 5.13%, 10/15/27 ... 2,738 2,720,957
NOVA Chemicals Corp.
(c)
9.00%, 02/15/30 ............ 5,272 5,565,508
7.00%, 12/01/31 ............ 279 295,316
Open Text Corp., 3.88%, 12/01/29
(c)
. 3,747 3,348,523
RB Global Holdings, Inc., 6.75%,
03/15/28
(c)
................ 100 101,237
Rogers Communications, Inc.
3.20%, 03/15/27 ............ 7,695 7,599,948
Series NC5, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.65%), 7.00%,
04/15/55
(a)
.............. 1,825 1,832,189
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.62%), 7.13%, 04/15/55
(a)
... 2,112 2,161,184
South Bow Canadian Infrastructure
Holdings Ltd.
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.67%), 7.50%, 03/01/55 .... 1,497 1,558,653
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.95%), 7.63%, 03/01/55 .... 279 287,250
Toronto-Dominion Bank (The), 3.19%,
02/16/29
(b)
................ EUR 41,620 48,319,101

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Canada (continued)
Toucan FinCo. Ltd., 9.50%, 05/15/30
(c)
USD 10,461 $ 9,238,620
Wrangler Holdco Corp., 6.63%,
04/01/32
(c)
................ 379 390,249
251,228,113
Chile — 0.2%
AES Andes SA
6.30%, 03/15/29
(c)
........... 612 625,388
6.30%, 03/15/29
(b)
........... 1,901 1,942,584
Cencosud SA
4.38%, 07/17/27
(b)
........... 573 569,745
5.95%, 05/28/31
(c)
........... 619 631,349
Corp. Nacional del Cobre de Chile,
5.53%, 01/30/37
(c)
........... 11,253 11,024,564
Engie Energia Chile SA, 3.40%,
01/28/30
(b)
................ 604 562,042
WOM Chile Holdco SpA, 5.00%, (5.00%
Cash or 5.00% PIK), 04/01/32
(a)(c)(o)(p)
41,008 35,053,971
WOM Mobile SA, 12.50%, (12.50%
Cash or 12.50% PIK), 04/01/31
(a)(c)(o)
20,896 21,127,636
71,537,279
China — 0.6%
Alibaba Group Holding Ltd.
(p)
0.50%, 06/01/31 ............ 3,035 4,209,545
0.00%, 09/15/32
(b)(h)
.......... 4,500 4,331,250
Central Plaza Development Ltd., 6.80%,
04/07/29
(b)
................ 3,480 3,439,719
China City Construction International
Co. Ltd., 5.35%, 07/03/17
(b)(d)(e)(f)
.. CNY 2,990 —
China Oil & Gas Group Ltd., 7.00%,
02/04/29
(b)
................ USD 5,000 4,806,562
China Pacific Insurance Group Co. Ltd.,
0.00%, 09/18/30
(b)(h)(p)
......... HKD 213,000 27,558,091
China Ruyi Holdings Ltd., 0.00%,
01/31/27
(b)(h)(p)
.............. 32,000 3,893,282
Chow Tai Fook Jewellery Group Ltd.,
0.38%, 06/30/30
(b)(p)
.......... 40,000 4,930,368
CMOC Capital Ltd., 0.00%, 01/24/27
(b)(h)
(p)
...................... USD 8,600 8,320,579
Country Garden Holdings Co. Ltd.
(b)(e)(f)
8.00%, 01/27/24 ............ 1,000 101,250
3.13%, 10/22/25 ............ 2,000 182,000
2.70%, 07/12/26 ............ 1,000 91,000
5.13%, 01/14/27 ............ 1,000 91,000
Deep Development 2025 Ltd., 0.75%,
05/20/32
(b)(p)
............... HKD 459,000 61,990,639
European TopSoho SARL, Series
SMCP, 4.00%, 10/14/24
(b)(e)(f)(p)
... EUR 13,600 11,774,837
Fantasia Holdings Group Co. Ltd.
(b)(e)(f)
11.75%, 04/17/24 ........... USD 10,550 116,050
11.88%, 06/01/24 ........... 3,142 35,347
7.95%, 07/05/24 ............ 5,938 65,318
9.88%, 10/19/24 ............ 3,695 33,255
6.95%, 12/17/24 ............ 3,180 44,520
Fortune Star BVI Ltd.
(b)
3.95%, 10/02/26 ............ EUR 20,000 23,001,415
6.80%, 09/09/29 ............ USD 5,399 5,101,650
5.88%, 11/20/30 ............ EUR 10,663 11,431,278
Guotai Junan Holdings Ltd., 0.00%,
11/10/32
(b)(h)(p)
.............. HKD 8,000 964,648
iQIYI, Inc., 4.63%, 03/15/30
(b)(p)
..... USD 1,000 903,493
KWG Group Holdings Ltd.
(b)(e)(f)
5.88%, 11/10/24 ............ 2,000 96,200
6.00%, 08/14/26 ............ 1,000 47,500
Meituan, 0.00%, 04/27/28
(b)(h)(p)
..... 6,000 6,019,044
Security
Par (000)
Par (000) Value
China (continued)
Nickel Resources International
Holdings Co. Ltd., Series 1, 12.00%,
12/12/18
(b)(d)(e)(f)
............. HKD 8,000 $ —
Ping An Insurance Group Co. of China
Ltd.
(b)(p)
0.88%, 07/22/29 ............ USD 19,800 29,323,800
0.00%, 06/11/30
(h)
........... HKD 164,000 24,564,862
Prosus NV
(b)
3.26%, 01/19/27 ............ USD 1,313 1,293,305
3.68%, 01/21/30 ............ 2,280 2,149,242
3.06%, 07/13/31 ............ 5,356 4,785,961
4.03%, 08/03/50 ............ 1,009 673,255
3.83%, 02/08/51 ............ 4,000 2,561,152
SF Holding Investment 2023 Ltd.,
0.00%, 07/08/26
(b)(h)(p)
......... HKD 126,000 15,996,659
Sunac China Holdings Ltd.
(b)(h)(p)
0.00%, 06/23/26 ............ USD 2,273 329,546
0.00%, 06/23/28 ............ 3,833 929,425
ZTO Express Cayman, Inc., 0.93%,
03/01/31
(b)(p)
............... 22,189 22,166,811
288,353,858
Colombia — 0.1%
ABRA Global Finance, 14.00%,
(14.00% Cash or 14.00% PIK),
10/22/29
(c)(o)
............... 24,806 22,955,298
Colombia Telecomunicaciones SA ESP,
4.95%, 07/17/30
(b)
........... 738 661,451
Gran Tierra Energy, Inc., 9.75%,
04/15/31
(c)
................ 18,550 16,208,063
Promigas SA ESP, 3.75%, 10/16/29
(b)
1,855 1,707,806
SierraCol Energy Andina LLC, 6.00%,
06/15/28
(b)
................ 261 248,255
41,780,873
Cyprus — 0.0%
ASG Finance DAC, 9.75%, 05/15/29
(b)
11,801 9,381,795
Czech Republic — 0.1%
(b)
Allwyn Entertainment Financing UK plc,
7.25%, 04/30/30 ............ EUR 10,330 12,342,664
EP Infrastructure A/S
1.82%, 03/02/31 ............ 16,300 16,780,351
4.13%, 02/27/33 ............ 10,100 11,217,044
4.38%, 01/29/34 ............ 3,075 3,433,928
43,773,987
Denmark — 0.1%
Danske Bank A/S
(a)(b)
(GUKG1 + 1.65%), 2.25%, 01/14/28 GBP 17,315 22,437,312
(GUKG1 + 1.20%), 5.25%, 10/04/31 6,000 7,927,649
Genmab A/S
(c)
6.25%, 12/15/32 ............ USD 633 648,972
7.25%, 12/15/33 ............ 222 232,374
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor +
4.75%), 6.78%, 04/22/30 .... EUR 11,626 12,497,511
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.27%, 02/24/31
(b)(c)
.. 1,626 1,727,446
45,471,264
Finland — 0.1%
Ahlstrom Holding 3 Oy
4.88%, 02/04/28
(c)
........... USD 5,469 5,320,428
4.88%, 02/04/28
(b)
........... 3,800 3,696,769
Citycon Treasury BV
(b)
Series EURO, 2.38%, 01/15/27 .. EUR 202 228,930

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Finland (continued)
1.63%, 03/12/28 ............ EUR 4,754 $ 5,099,289
5.38%, 07/08/31 ............ 2,550 2,715,507
Mehilainen Yhtiot Oy
(b)
5.13%, 06/30/32 ............ 19,598 22,573,463
(3-mo. EURIBOR at 0.00% Floor +
3.38%), 5.51%, 06/30/32
(a)
... 689 794,967
40,429,353
France — 1.8%
Altice France SA
(b)
7.25%, 11/01/29 ............ 1,748 2,003,314
5.63%, 07/15/32 ............ 3,887 4,277,739
Atos SE, 9.36%, 12/18/29
(b)(g)
...... 14,482 18,871,246
Banijay Entertainment SAS, 7.00%,
05/01/29
(b)
................ 5,031 5,961,342
Banque Federative du Credit Mutuel
SA
(b)
5.00%, 10/22/29 ............ GBP 7,600 10,005,035
1.25%, 06/03/30 ............ EUR 12,200 12,771,536
(3-mo. EURIBOR + 1.00%), 3.50%,
07/21/33
(a)
.............. 19,100 21,398,390
(5-Year EURIBOR ICE Swap Rate +
1.40%), 3.75%, 05/14/36
(a)
... 7,900 8,907,228
Betclic Everest Group SAS
(b)
5.13%, 12/10/31 ............ 12,304 14,055,504
5.13%, 12/10/31 ............ 3,066 3,502,452
BNP Paribas SA
4.40%, 08/14/28
(c)
........... USD 1,100 1,095,341
Series TMO, (BFRTMO at 0.00%
Floor - 0.25%), 2.82%
(a)(q)
.... EUR 1,983 2,114,962
BPCE SA
(b)
5.25%, 04/16/29 ............ GBP 12,900 16,870,453
(5-year SONIA Mid-Swaps Rate +
1.83%), 2.50%, 11/30/32
(a)
... 5,000 6,299,183
4.50%, 01/13/33 ............ EUR 400 472,085
(3-mo. EURIBOR + 1.20%), 3.63%,
10/01/33
(a)
.............. 38,600 43,347,654
(5-Year EUR Swap Annual +
2.50%), 5.13%, 01/25/35
(a)
... 10,000 11,882,721
(3-mo. EURIBOR + 1.27%), 4.13%,
02/27/39
(a)
.............. 7,900 8,803,163
Series NC5., (5-Year EUR Swap
Annual + 1.75%), 1.25%,
01/13/42
(a)
.............. 30,800 35,167,174
Capgemini SE, 3.50%, 09/25/34
(b)
... 9,800 10,785,593
Clariane SE, 0.88%, 03/06/27
(b)(p)
... 3,407 2,317,628
Credit Agricole SA
(a)
(GUKG1 + 2.60%), 5.75%,
11/29/27
(b)
.............. GBP 12,000 15,976,768
(GUKG1 + 1.65%), 5.38%,
01/15/29
(b)
.............. 12,800 16,980,778
(1-day SOFR + 1.69%), 5.34%,
01/10/30
(c)
.............. USD 300 305,371
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 1.50%),
1.87%, 12/09/31
(b)
......... GBP 7,100 9,189,063
(1-day SOFR + 2.67%), 6.25%,
01/10/35
(c)
.............. USD 250 259,231
(1-day SOFR + 2.67%), 6.25%,
01/10/35
(b)
.............. 500 518,463
(5-Year EURIBOR ICE Swap Rate +
1.70%), 4.38%, 04/15/36
(b)
... EUR 14,000 16,226,584
Credit Mutuel Home Loan SFH SA,
2.63%, 09/10/31
(b)
........... 73,900 83,113,092
Elior Group SA
(b)
5.63%, 03/15/30 ............ 15,200 17,732,265
Security
Par (000)
Par (000) Value
France (continued)
5.63%, 03/15/30 ............ EUR 2,791 $ 3,255,970
Forvia SE
8.00%, 06/15/30
(c)
........... USD 798 824,461
5.50%, 06/15/31
(b)
........... EUR 1,795 2,054,199
6.75%, 09/15/33
(c)
........... USD 9,175 8,958,376
Goldstory SAS
(b)
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.02%, 02/01/30
(a)
... EUR 3,506 3,938,505
6.75%, 02/01/30 ............ 14,168 16,009,609
Iliad SA
(b)
5.38%, 02/15/29 ............ 5,100 6,079,238
5.63%, 02/15/30 ............ 5,700 6,897,656
4.25%, 01/09/32 ............ 6,500 7,356,988
IPD 3 BV
(b)
5.50%, 06/15/31 ............ 7,191 7,805,886
5.50%, 06/15/31 ............ 8,681 9,423,293
Kapla Holding SAS
(b)
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.65%, 07/31/30
(a)
... 2,880 3,316,177
5.00%, 04/30/31 ............ 13,089 14,876,254
La Financiere Atalian SAS, 8.50%,
(8.50% Cash or 5.00% PIK),
06/30/28
(b)(o)
............... 10,145 1,996,787
Lion/Polaris Lux 4 SA , (3-mo.
EURIBOR at 0.00% Floor + 3.63%),
5.64%, 07/01/29
(a)(b)
.......... 4,488 5,176,835
Loxam SAS
(b)
6.38%, 05/15/28 ............ 1,970 2,315,366
4.25%, 02/15/31 ............ 5,088 5,706,798
Lune Holdings SARL, 5.63%,
11/15/28
(b)
................ 7,555 186,591
Maya SAS
5.63%, 10/15/28
(b)
........... 300 348,288
7.00%, 10/15/28
(c)
........... USD 3,498 3,520,573
5.38%, 04/15/30
(b)
........... EUR 5,773 6,750,971
6.88%, 04/15/31
(b)
........... 8,716 10,495,401
8.50%, 04/15/31
(c)
........... USD 1,495 1,564,238
7.00%, 04/15/32
(c)
........... 2,339 2,341,802
New Immo Holding SA
(b)
3.25%, 07/23/27 ............ EUR 7,600 8,611,156
5.88%, 04/17/28 ............ 9,500 11,000,879
4.88%, 12/08/28 ............ 4,500 5,079,863
4.95%, 11/14/30 ............ 3,300 3,666,896
Opal Bidco SAS
5.50%, 03/31/32
(b)
........... 7,965 8,985,675
6.50%, 03/31/32
(c)
........... USD 1,892 1,893,824
OVH Groupe SA, 4.75%, 02/05/31
(b)
. EUR 3,511 3,935,573
RCI Banque SA
(a)(b)
(5-Year EURIBOR ICE Swap Rate +
2.75%), 5.50%, 10/09/34 .... 14,100 16,518,656
(5-Year EURIBOR ICE Swap Rate +
2.20%), 4.75%, 03/24/37 .... 2,800 3,132,572
Renault SA, 3.88%, 09/30/30
(b)
..... 3,700 4,201,239
Sabena technics SAS, (Acquired
10/28/22, cost $14,871,479), (3-
mo. EURIBOR + 5.00%), 7.13%,
09/30/29
(a)(d)(m)
.............. 15,039 17,382,288
Societe Generale SA, 1.25%,
12/07/27
(b)
................ GBP 6,000 7,447,189
TotalEnergies SE, (5-Year EUR Swap
Annual + 3.35%), 3.37%
(a)(b)(q)
.... EUR 63,305 73,064,986
Veolia Environnement SA, 3.80%,
06/17/37
(b)
................ 22,100 24,541,861
Vinci SA, Series ADP, 0.75%,
03/04/31
(b)(p)
............... 11,900 13,057,267

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Worldline SA
(b)
0.00%, 07/30/26
(h)(p)
.......... EUR 345 $ 404,021
0.88%, 06/30/27 ............ 14,000 15,166,263
4.13%, 09/12/28 ............ 36,800 38,650,367
5.25%, 11/27/29 ............ 15,700 15,665,731
5.50%, 06/10/30 ............ 21,700 21,467,867
826,285,793
Germany — 1.1%
Alstria Office AG
(b)
4.25%, 10/15/29 ............ 2,500 2,756,699
5.50%, 03/20/31 ............ 22,700 25,979,553
Amprion GmbH, 4.58%, 01/15/46
(b)
.. 7,500 8,473,262
Aroundtown SA, 3.50%, 05/13/30
(b)
.. 3,300 3,652,945
Bayer AG, 1.13%, 01/06/30
(b)
...... 12,200 12,798,695
Bayer US Finance II LLC, 4.38%,
12/15/28
(c)
................ USD 7,875 7,796,004
BRANICKS Group AG, 2.25%,
09/22/26
(b)
................ EUR 5,700 3,631,891
Commerzbank AG, (Sterling Overnight
Index Average + 1.00%), 5.00%,
10/15/31
(a)(b)
............... GBP 12,000 15,539,249
Daimler Truck Finance North America
LLC, 2.00%, 12/14/26
(c)
........ USD 1,100 1,083,764
DEMIRE Deutsche Mittelstand Real
Estate AG, 5.00%, 12/31/27
(b)(g)
.. EUR 6,518 6,884,878
Deutsche Bahn AG, Series CB , (5-
Year EUR Swap Annual + 1.89%),
1.60%
(a)(b)(q)
................ 23,300 24,510,181
Deutsche Bank AG
(a)(b)
(3-mo. EURIBOR + 1.05%), 3.00%,
06/16/29 ............... 12,200 13,909,930
(5-Year EURIBOR ICE Swap Rate +
3.30%), 4.00%, 06/24/32 .... 21,500 24,850,064
(5-Year EURIBOR ICE Swap Rate +
1.55%), 4.45%, 05/15/41 .... 11,200 12,424,320
Deutsche Telekom International
Finance BV, 4.88%, 03/06/42
(c)
... USD 150 136,242
Dynamo Newco II GmbH
(b)
6.25%, 10/15/31 ............ EUR 3,000 3,075,260
6.25%, 10/15/31 ............ 1,375 1,409,494
E.ON International Finance BV, 3.50%,
09/03/35
(b)
................ 9,429 10,529,490
EnBW Energie Baden-Wuerttemberg
AG, (5-Year EURIBOR ICE Swap
Rate + 1.73%), 1.63%, 08/05/79
(a)(b)
4,900 5,509,518
Envalior Deutschland Gmbh, 12.00%,
(12.00% Cash or 12.00% PIK),
04/01/31
(d)(o)
............... 26,261 24,626,015
Gruenenthal GmbH
(b)
4.13%, 05/15/28 ............ 3,183 3,643,653
6.75%, 05/15/30 ............ 2,693 3,209,086
4.63%, 11/15/31 ............ 2,859 3,238,394
HT Troplast GmbH, 9.38%, 07/15/28
(b)
6,440 7,535,593
IHO Verwaltungs GmbH
(o)
8.75%, ( 8.75% Cash or 9.50% PIK),
05/15/28
(a)(b)
............. 2,489 2,944,891
7.00%, (7.00% Cash or 7.75% PIK),
11/15/31
(b)
.............. 1,297 1,567,353
8.00%, (8.00% Cash or 8.75% PIK),
11/15/32
(c)
.............. USD 3,900 3,995,273
Mahle GmbH
(b)
2.38%, 05/14/28 ............ EUR 1,200 1,324,777
6.50%, 05/02/31 ............ 6,898 8,061,865
7.13%, 07/15/32 ............ 3,238 3,836,140
Security
Par (000)
Par (000) Value
Germany (continued)
MTU Aero Engines AG, 0.13%,
07/15/33
(b)(p)
............... EUR 2,500 $ 2,664,083
Nidda Healthcare Holding GmbH
(b)
7.00%, 02/21/30 ............ 11,369 13,363,342
5.38%, 10/23/30 ............ 1,846 2,124,000
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.23%, 10/15/32
(a)
... 12,638 14,491,361
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.23%, 10/15/32
(a)
... 2,520 2,889,558
PrestigeBidCo GmbH
(a)(b)
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.77%, 07/01/29 .... 6,078 7,016,444
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.77%, 07/01/29 .... 1,528 1,763,923
Progroup AG
(b)
5.13%, 04/15/29 ............ 4,193 4,826,962
5.38%, 04/15/31 ............ 12,212 13,816,583
Sartorius Finance BV, 4.38%,
09/14/29
(b)
................ 12,200 14,406,676
Schaeffler AG, 5.38%, 04/01/31
(b)
... 1,600 1,869,661
Siemens Financieringsmaatschappij
NV, 2.15%, 03/11/31
(c)
........ USD 250 225,506
TAG Immobilien AG, 0.63%, 03/11/31
(b)
(p)
...................... EUR 2,400 2,851,103
Techem Verwaltungsgesellschaft 675
mbH, 4.63%, 07/15/32
(b)
....... 2,091 2,347,174
Tele Columbus AG, 10.00%, (10.00%
Cash or 10.00% PIK), 01/01/29
(a)(b)(o)
5 3,304
TK Elevator US Newco, Inc., 5.25%,
07/15/27
(c)
................ USD 758 756,019
Traton Finance Luxembourg SA,
3.75%, 03/27/30
(b)
........... EUR 7,100 8,176,034
TUI Cruises GmbH, 5.00%, 05/15/30
(b)
5,515 6,205,191
Volkswagen Bank GmbH, 4.38%,
05/03/28
(b)
................ 3,500 4,101,763
Volkswagen Financial Services NV
(b)
5.50%, 12/07/26 ............ GBP 16,100 21,387,022
3.25%, 04/13/27 ............ 2,900 3,762,733
6.50%, 09/18/27 ............ 7,300 9,812,027
6.50%, 09/18/27 ............ 3,500 4,704,397
2.13%, 01/18/28 ............ 13,600 17,033,200
Volkswagen Group of America Finance
LLC, 4.35%, 06/08/27
(c)
........ USD 400 398,799
Volkswagen International Finance NV
(b)
(10-Year EUR Swap Annual +
3.98%), 4.63%
(a)(q)
......... EUR 11,200 12,949,907
3.25%, 11/18/30 ............ 12,200 13,678,713
Vonovia SE
(b)
Series B, 0.88%, 05/20/32
(p)
.... 6,200 6,787,415
1.50%, 06/14/41 ............ 4,400 3,251,651
Wintershall Dea Finance BV, 3.83%,
10/03/29
(b)
................ 17,054 19,596,958
ZF Europe Finance BV
(b)
7.00%, 06/12/30 ............ 9,000 10,611,458
5.50%, 02/17/32 ............ 25,400 27,698,032
ZF North America Capital, Inc.
6.88%, 04/14/28
(c)
........... USD 400 405,721
7.13%, 04/14/30
(c)
........... 3,448 3,399,597
6.75%, 04/23/30
(c)
........... 658 636,538
7.50%, 03/24/31
(c)
........... 4,220 4,145,370
7.50%, 03/24/31
(b)
........... 3,549 3,486,237
6.88%, 04/23/32
(c)
........... 1,330 1,263,637
517,842,578

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Greece — 0.0%
(b)
Eurobank SA, (1-Year EURIBOR
ICE Swap Rate + 1.70%), 4.00%,
02/07/36
(a)
................ EUR 4,018 $ 4,512,182
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%),
5.88%, 06/28/35
(a)
........... 10,929 13,211,128
Public Power Corp. SA, 4.25%,
10/31/30 ................. 3,431 3,919,516
21,642,826
Hong Kong — 0.2%
Celestial Dynasty Ltd.
(b)
6.38%, 08/22/28 ............ USD 4,636 4,572,255
6.38%, 08/22/28 ............ 364 358,995
CTF Services Ltd., 0.75%, 10/03/28
(b)(p)
HKD 36,000 4,469,469
Estate Sky Ltd., 10.50%, 05/21/28
(b)
. USD 33,500 34,002,500
Jinkai Investment Holdings Ltd., 0.00%,
02/05/31
(b)(h)(p)
.............. 6,800 6,283,200
Melco Resorts Finance Ltd.
5.63%, 07/17/27
(b)
........... 4,000 3,962,600
5.75%, 07/21/28
(b)
........... 21,000 20,620,530
7.63%, 04/17/32
(c)
........... 5,300 5,380,746
6.50%, 09/24/33
(c)
........... 768 736,842
New World China Land Ltd., 4.75%,
01/23/27
(b)
................ 5,400 5,038,200
REXLot Holdings Ltd.
(b)(d)(e)(f)(p)
6.00%, 04/28/17 ............ HKD 1,103 —
4.50%, 04/17/19 ............ 15,091 —
85,425,337
India — 0.6%
Biocon Biologics Global plc, 6.67%,
10/09/29
(b)
................ USD 3,891 3,836,526
Clean Renewable Power Mauritius Pte.
Ltd., 4.25%, 03/25/27
(b)
........ 13,237 12,913,035
Continuum Energy Aura Pte. Ltd.,
9.50%, 02/24/27
(b)
........... 17,000 17,100,937
Continuum Green Energy India Pvt,
7.50%, 06/26/33
(b)
........... 5,445 5,378,631
GMR Energy Ltd., 8.00%, 07/31/30
(b)(g)
INR 1,050,000 10,913,258
Greenko Rj01 Irep Pvt Ltd., 12.50%,
09/30/27 ................. 400,000 4,250,726
Greenko Wind Projects Mauritius Ltd.
7.25%, 09/27/28
(c)
........... USD 1,174 1,163,140
7.25%, 09/27/28
(b)
........... 7,234 7,167,086
India Clean Energy Holdings, 4.50%,
04/18/27
(b)
................ 10,000 9,683,500
India Cleantech Energy, 4.70%,
08/10/26
(b)
................ 13,347 13,246,897
India Green Power Holdings, 4.00%,
02/22/27
(b)
................ 11,982 11,670,858
IRB Infrastructure Developers Ltd.,
7.11%, 03/11/32
(b)
........... 14,800 14,800,000
Mumbai International Airport Ltd.,
6.95%, 07/04/29
(b)
........... 21,800 22,311,536
Muthoot Finance Ltd.
(b)
6.38%, 04/23/29 ............ 3,500 3,474,800
6.38%, 03/02/30 ............ 5,093 5,016,605
5.75%, 08/04/30 ............ 5,650 5,426,825
Periama Holdings LLC, 5.95%,
04/19/26
(b)
................ 11,500 11,482,405
Piramal Finance Ltd., 7.80%, 01/29/28
(b)
11,000 11,075,625
Porteast Investment Pvt Ltd., 19.75%,
05/29/28 ................. INR 3,220,000 39,798,062
ReNew Pvt Ltd., 5.88%, 03/05/27
(b)
.. USD 10,000 9,864,600
Security
Par (000)
Par (000) Value
India (continued)
Renew Treasury Ifsc Pvt Ltd., 6.50%,
02/02/31
(c)
................ USD 693 $ 671,993
ReNew Wind Energy AP2, 4.50%,
07/14/28
(b)
................ 6,500 6,124,219
Sammaan Capital Ltd.
(b)
9.70%, 07/03/27 ............ 10,000 10,195,000
7.50%, 10/16/30 ............ 10,275 9,969,319
Vedanta Resources Finance II plc
10.88%, 09/17/29
(c)
.......... 12,845 13,448,715
10.88%, 09/17/29
(b)
.......... 18,474 19,342,278
9.48%, 07/24/30
(b)
........... 5,662 5,739,853
11.25%, 12/03/31
(c)
.......... 4,530 4,820,192
11.25%, 12/03/31
(b)
.......... 8,000 8,512,480
9.85%, 04/24/33
(c)
........... 611 625,572
300,024,673
Indonesia — 0.2%
Freeport Indonesia PT
(b)
4.76%, 04/14/27 ............ 1,707 1,703,381
6.20%, 04/14/52 ............ 15,035 14,567,881
Medco Cypress Tree Pte. Ltd., 8.63%,
05/19/30
(c)
................ 212 217,830
Medco Laurel Tree Pte. Ltd., 6.95%,
11/12/28
(b)
................ 15,120 15,048,445
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29
(c)
........... 5,467 5,607,244
8.96%, 04/27/29
(b)
........... 15,000 15,384,794
Minejesa Capital BV, 5.63%, 08/10/37
(c)
742 710,317
Modernland Overseas Pte. Ltd.,
6.00%, (6.00% Cash or 6.00% PIK),
04/30/27
(b)(o)
............... 13,952 4,371,284
Nickel Industries Ltd., 9.00%,
09/30/30
(b)
................ 6,165 6,149,587
Star Energy Geothermal Wayang
Windu Ltd., 6.75%, 04/24/33
(b)
... 8,160 8,160,000
71,920,763
Ireland — 0.1%
Bank of Ireland Group plc , (5-Year
U.K. Government Bonds Note
Generic Bid Yield + 4.70%), 7.59%,
12/06/32
(a)(b)
............... GBP 6,000 8,166,880
Cedacri SpA
(a)(b)
(3-mo. EURIBOR at 4.63% Floor +
4.63%), 6.61%, 05/15/28 .... EUR 5,547 6,210,344
(3-mo. EURIBOR at 0.00% Floor +
5.50%), 7.48%, 05/15/28 .... 3,977 4,473,889
eircom Finance DAC, 5.00%,
04/30/31
(b)
................ 3,724 4,275,740
Flutter Treasury DAC
6.38%, 04/29/29
(c)
........... USD 1,475 1,501,602
4.00%, 06/04/31
(b)
........... EUR 12,687 14,154,125
GGAM Finance Ltd.
(c)
8.00%, 02/15/27 ............ USD 1,994 2,012,345
8.00%, 06/15/28 ............ 100 103,786
6.88%, 04/15/29 ............ 3,215 3,286,517
Virgin Media O2 Vendor Financing
Notes V DAC, 7.88%, 03/15/32
(b)
. GBP 6,063 7,108,660
Virgin Media O2 Vendor Financing
Notes VI DAC, 8.50%, 03/15/33
(c)
. USD 5,887 5,144,189
Virgin Media O2 Vendor Financing
Notes VII DAC, 7.50%, 07/15/33
(b)
EUR 2,222 2,250,716
Virgin Media O2 Vendor Financing
Notes VIII DAC, 8.88%, 07/15/33
(b)
GBP 1,327 1,549,899
60,238,692

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Israel — 0.0%
Energean Israel Finance Ltd., 8.50%,
09/30/33
(b)(c)
............... USD 4,384 $ 4,500,233
Energean plc
5.63%, 05/12/31
(b)
........... EUR 5,267 5,922,990
5.63%, 05/12/31
(c)
........... 1,616 1,817,268
Teva Pharmaceutical Finance
Netherlands II BV
7.38%, 09/15/29 ............ 2,542 3,195,349
4.13%, 06/01/31 ............ 233 265,088
Teva Pharmaceutical Finance
Netherlands III BV
3.15%, 10/01/26 ............ USD 3,202 3,171,037
4.75%, 05/09/27 ............ 1,644 1,635,780
5.13%, 05/09/29 ............ 287 285,805
7.88%, 09/15/29 ............ 1,447 1,548,102
22,341,652
Italy — 1.0%
Almaviva-The Italian Innovation Co.
SpA, 5.00%, 10/30/30
(b)
....... EUR 13,078 14,324,665
Banca Monte dei Paschi di Siena SpA
(b)
(5-Year EURIBOR ICE Swap Rate +
5.01%), 7.71%, 01/18/28
(a)
... 3,300 4,049,263
3.50%, 04/23/29 ............ 34,600 40,428,046
2.75%, 01/18/31 ............ 16,770 18,994,256
(5-Year EURIBOR ICE Swap Rate +
2.15%), 4.38%, 10/02/35
(a)
... 8,771 10,063,223
2.63%, 01/22/68 ............ 24,420 27,687,644
Banco BPM SpA, 2.75%, 02/25/32
(b)
. 37,420 42,072,506
Bubbles Bidco SpA
(b)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.38%, 09/30/31
(a)
... 7,521 8,696,376
6.50%, 09/30/31 ............ 7,461 8,618,339
6.50%, 09/30/31 ............ 1,534 1,771,952
Dolcetto Holdco SpA
(b)
5.63%, 07/14/32 ............ 17,886 20,534,872
(3-mo. EURIBOR + 3.63%), 5.78%,
07/14/32
(a)
.............. 1,486 1,715,981
Duomo Bidco SpA, (3-mo. EURIBOR
at 0.00% Floor + 3.25%), 5.31%,
01/15/32
(a)(b)
............... 8,277 9,409,805
Engineering - Ingegneria Informatica -
SpA, 11.13%, 05/15/28
(b)
....... 7,500 8,791,080
Eni SpA, 5.70%, 10/01/40
(c)
....... USD 200 196,827
Fedrigoni SpA
(b)
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.13%, 01/15/30
(a)
... EUR 5,871 6,415,544
6.13%, 06/15/31 ............ 8,324 8,863,928
6.13%, 06/15/31 ............ 4,745 5,052,780
Fiber Midco SpA, 10.75%, (10.75%
Cash or 10.75% PIK), 06/15/29
(b)(o)
3,085 2,439,225
Fibercop SpA
4.75%, 06/30/30
(b)
........... 1,754 2,010,775
5.13%, 06/30/32
(b)
........... 2,473 2,829,842
Series 2034, 6.00%, 09/30/34
(c)
.. USD 2,425 2,306,869
Series 2036, 7.20%, 07/18/36
(c)
.. 6,854 6,804,445
Series 2038, 7.72%, 06/04/38
(c)
.. 585 586,413
FIS Fabbrica Italiana Sintetici SpA,
(3-mo. EURIBOR + 3.25%), 5.28%,
02/05/31
(a)(b)
............... EUR 1,210 1,371,207
Gruppo San Donato SpA, 6.50%,
10/31/31
(b)
................ 11,807 13,237,707
IMA Industria Macchine Automatiche
SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.77%, 04/15/29
(a)(b)
10,920 12,623,382
Security
Par (000)
Par (000) Value
Italy (continued)
Intesa Sanpaolo SpA
(b)
(BPISDS01 + 2.59%), 6.50%,
03/14/29
(a)
.............. GBP 10,000 $ 13,549,469
5.15%, 06/10/30 ............ 6,595 8,572,500
(3-mo. EURIBOR + 1.48%), 3.85%,
09/16/32
(a)
.............. EUR 15,600 18,008,541
Irca SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.90%, 12/15/29
(a)(b)
1,700 1,968,060
Italmatch Chemicals SpA
(b)
(3-mo. EURIBOR at 0.00% Floor +
4.13%), 6.15%, 02/05/31
(a)
... 4,075 4,541,981
6.25%, 02/05/31 ............ 910 997,835
Itelyum Regeneration SpA, 5.75%,
04/15/30
(b)
................ 12,490 14,240,128
Lottomatica Group SpA
(b)
5.38%, 06/01/30 ............ 3,508 4,129,446
4.88%, 01/31/31 ............ 4,327 5,040,856
Midnights SPV SRL, (3-mo. EURIBOR
+ 3.15%), 5.17%, 08/22/26
(a)(b)(d)
.. 21,233 24,509,865
Multiversity SpA
(b)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.28%, 05/17/31
(a)
... 12,392 14,263,196
7.13%, 05/17/31 ............ 9,117 10,542,242
Prysmian SpA, 3.63%, 11/28/28
(b)
... 7,615 8,806,302
Rossini SARL
(b)
(3-mo. EURIBOR at 0.00% Floor +
3.88%), 6.00%, 12/31/29
(a)
... 2,093 2,426,036
6.75%, 12/31/29 ............ 7,317 8,692,130
Taurus Law 130 Securities SRL,
(Acquired 07/14/23, cost
$16,136,407) , (3-mo. EURIBOR +
3.25%), 5.77%, 08/22/27
(a)(b)(d)(m)
.. 14,557 16,742,005
TeamSystem SpA
(b)
5.00%, 07/01/31 ............ 1,739 1,855,150
5.00%, 07/01/31 ............ 3,960 4,224,494
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.52%, 07/31/31
(a)
... 1,912 2,119,165
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.27%, 07/01/32
(a)
... 5,867 6,374,259
Telecom Italia Capital SA, 7.72%,
06/04/38 ................. USD 707 787,377
Unipol Assicurazioni SpA, 4.90%,
05/23/34
(b)
................ EUR 2,100 2,481,977
456,769,966
Jamaica — 0.0%
(c)
Digicel Group Holdings Ltd., Series
2B14, 0.00%, 12/31/30
(d)(h)
...... USD 2,510 150,620
Digicel International Finance Ltd.,
8.63%, 08/01/32 ............ 1,303 1,322,281
1,472,901
Japan — 0.4%
Daiwa House Industry Co. Ltd., 0.00%,
03/30/29
(b)(h)(p)
.............. JPY 10,000 65,373
Kansai Paint Co. Ltd.
(b)(h)(p)
0.00%, 03/08/29 ............ 10,000 64,176
0.00%, 03/07/31 ............ 10,000 64,049
Kioxia Holdings Corp., 6.25%,
07/24/30
(c)
................ USD 4,091 4,156,984
Mitsubishi UFJ Financial Group, Inc.,
3.68%, 02/22/27 ............ 3,300 3,283,408
Nagoya Railroad Co. Ltd., 0.00%,
06/16/34
(b)(h)(p)
.............. JPY 20,000 129,170
Nippon Steel Corp.
(b)(h)(p)
0.00%, 02/14/29 ............ 2,900,000 18,616,975

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Japan (continued)
0.00%, 02/14/31 ............ JPY 2,180,000 $ 14,079,582
Nissan Motor Co. Ltd.
5.25%, 07/17/29
(b)
........... EUR 11,559 13,225,383
4.81%, 09/17/30
(c)
........... USD 6,842 6,211,598
7.75%, 07/17/32
(c)
........... 3,197 3,237,266
6.38%, 07/17/33
(b)
........... EUR 9,798 11,267,674
8.13%, 07/17/35
(c)
........... USD 2,385 2,453,786
Nomura Holdings, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.30%), 5.04%,
06/10/36
(a)
................ 3,789 3,675,532
Rakuten Group, Inc.
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.58%), 5.13%
(a)(c)(q)
........ 2,500 2,494,001
11.25%, 02/15/27
(b)
.......... 1,540 1,593,926
RLGH Finance Bermuda Ltd., 6.75%,
07/02/35
(b)
................ 9,160 9,422,924
SoftBank Group Corp.
(b)
4.00%, 07/06/26 ............ 2,879 2,864,908
5.00%, 04/15/28 ............ EUR 3,624 4,173,541
5.38%, 01/08/29 ............ 5,003 5,805,155
3.38%, 07/06/29 ............ 10,687 11,630,708
5.25%, 10/10/29 ............ 4,379 4,978,627
5.88%, 07/10/31 ............ 3,405 3,833,605
5.75%, 07/08/32 ............ 17,689 19,397,137
7.25%, 07/10/32 ............ USD 3,000 2,881,501
6.38%, 07/10/33 ............ EUR 10,362 11,491,476
Sumitomo Mitsui Financial Group, Inc. ,
(3-mo. EURIBOR + 1.13%), 3.96%,
04/02/34
(a)(b)
............... 11,109 12,796,219
173,894,684
Jersey, Channel Islands — 0.1%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29
(c)
.......... USD 7,514 5,654,285
10.38%, 03/31/29
(b)
.......... GBP 14,141 14,363,447
Deepocean Ltd., 6.00%, 04/08/31
(b)
.. EUR 12,415 14,594,552
34,612,284
Jordan — 0.0%
Hikma Finance USA LLC
(b)
5.13%, 07/08/30 ............ USD 2,381 2,368,351
5.13%, 07/08/30 ............ 470 467,503
Kazakhstan — 0.0%
Kaspi.KZ JSC
6.25%, 03/26/30
(c)
........... 1,263 1,266,372
6.25%, 03/26/30
(b)
........... 417 418,114
KazMunayGas National Co. JSC,
6.38%, 10/24/48
(b)
........... 8,239 8,136,342
9,820,828
Kuwait — 0.0%
EQUATE Petrochemical Co. KSC,
4.25%, 11/03/26
(b)
........... 521 515,627
Luxembourg — 0.6%
ADLER Financing SARL, 8.25%,
(8.25% Cash or 8.25% PIK),
12/31/28
(o)
................ EUR 31,203 37,046,381
Albion Financing 1 SARL
5.38%, 05/21/30
(b)
........... 1,599 1,852,283
7.00%, 05/21/30
(c)
........... USD 2,623 2,680,803
Breakwater Energy Holdings SARL
9.25%, 11/15/30
(c)
........... 4,869 5,113,346
9.25%, 11/15/30
(b)
........... 8,885 9,330,885
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Ephios Subco 3 SARL, 7.88%,
01/31/31
(b)
................ EUR 9,461 $ 11,452,430
Essendi SA
(b)
5.38%, 05/15/30 ............ 1,611 1,822,903
5.50%, 11/15/31 ............ 611 690,497
5.63%, 05/15/32 ............ 7,299 8,161,611
(3-mo. EURIBOR + 3.75%), 5.73%,
05/15/32
(a)
.............. 1,951 2,236,324
(3-mo. EURIBOR + 3.75%), 5.73%,
05/15/32
(a)
.............. 1,805 2,068,972
Garfunkelux Holdco 3 SA, 9.00%,
09/01/28
(b)
................ 14,978 17,397,727
Garfunkelux Holdco 4 SA, 10.50%,
(10.50% Cash or 10.50% PIK),
05/01/30
(b)(e)(f)(o)
............. 2,185 —
Herens Holdco SARL, 4.75%,
05/15/28
(c)
................ USD 2,531 2,127,053
INEOS Finance plc
(b)
6.38%, 04/15/29 ............ EUR 9,304 10,124,516
7.25%, 03/31/31 ............ 7,505 7,885,107
ION Platform Finance SARL
(b)
7.88%, 05/01/29 ............ 12,380 13,294,173
6.50%, 09/30/30 ............ 12,883 12,341,128
6.88%, 09/30/32 ............ 12,053 11,113,358
Kleopatra Finco SARL , (1M EURIBOR
+ 2.00%), 6.00%, 01/30/31
(a)
.... 9,948 10,181,862
Luna 2.5 SARL, 5.50%, 07/01/32
(b)
.. 12,566 14,286,305
Maxam Prill SARL, 6.00%, 07/15/30
(b)
29,031 33,161,363
Summer BC Holdco B SARL
(b)
5.88%, 02/15/30 ............ 7,421 7,378,098
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.23%, 02/15/30
(a)
... 5,339 5,362,132
Titanium 2l Bondco SARL, 6.25%,
(6.25% Cash or 6.25% PIK),
01/14/31
(o)
................ 38,898 6,519,263
Vivion Investments SARL
(b)
8.25%, (8.25 % Cash or 8.25% PIK),
08/31/28
(o)
.............. 955 1,101,013
8.25%, (8.25% Cash or 8.00% PIK),
02/28/29
(o)
.............. 11,114 12,807,471
5.63%, 06/08/30 ............ 9,834 10,623,601
258,160,605
Macau — 0.2%
SJM International Ltd., 6.50%,
01/15/31
(b)
................ USD 6,000 5,734,620
Studio City Finance Ltd.
6.50%, 01/15/28
(b)
........... 12,000 11,857,920
5.00%, 01/15/29
(c)
........... 3,100 2,905,847
5.00%, 01/15/29
(b)
........... 9,866 9,248,093
Wynn Macau Ltd.
5.50%, 10/01/27
(c)
........... 2,941 2,910,443
5.63%, 08/26/28
(b)
........... 10,646 10,464,619
5.63%, 08/26/28
(c)
........... 2,378 2,337,485
4.50%, 03/07/29
(c)(p)
.......... 19,300 19,213,150
6.75%, 02/15/34
(c)
........... 7,593 7,384,192
72,056,369
Mauritius — 0.2%
(d)
Flourishing Trade & Investment Ltd.,
11.04%, 04/02/28
(c)
.......... 64,023 65,706,744
Resurgent Trade and Investments Ltd.,
9.51%, 12/05/27
(b)
........... 44,132 43,968,712
109,675,456

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico — 0.0%
BBVA Mexico SA Institucion De Banca
Multiple Grupo Financiero BBVA
Mexico , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 3.38%), 7.63%, 02/11/35
(a)(b)
... USD 398 $ 409,614
FIEMEX Energia - Banco Actinver SA
Institucion de Banca Multiple, 7.25%,
01/31/41
(c)
................ 8,677 8,676,845
Grupo Aeromexico SAB de CV, 8.25%,
11/15/29
(b)
................ 1,189 1,144,769
Industrias Penoles SAB de CV, 4.15%,
09/12/29
(b)
................ 748 725,747
Trust 2401
(c)
4.87%, 01/15/30 ............ 1,171 1,122,395
7.70%, 01/23/32 ............ 1,107 1,182,619
6.95%, 01/30/44 ............ 436 423,303
Trust Fibra Uno, 7.70%, 01/23/32
(b)
.. 665 702,160
14,387,452
Mongolia — 0.0%
Tsetsens Mining And Energy LLC,
11.38%, 02/05/31
(b)
.......... 7,500 7,535,250
Netherlands — 0.6%
ABN AMRO Bank NV, 4.63%,
11/08/30
(b)
................ GBP 12,200 15,715,591
AM Green Power BV, 11.30%,
07/09/27
(b)(d)
............... USD 28,189 27,732,019
Boels Topholding BV
5.75%, 05/15/30
(b)
........... EUR 8,449 9,811,869
Cooperatieve Rabobank UA, 4.63%,
05/23/29
(b)
................ GBP 10,100 13,095,873
IMCD NV
(b)
4.88%, 09/18/28 ............ EUR 1,403 1,657,513
4.88%, 09/18/28 ............ 28,460 33,622,819
3.63%, 04/30/30 ............ 35,646 40,682,491
ING Groep NV
(a)(b)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.80%),
6.25%, 05/20/33 .......... GBP 7,900 10,588,204
(5-Year EURIBOR ICE Swap Rate +
1.65%), 4.38%, 08/15/34 .... EUR 9,100 10,612,943
(3-mo. EURIBOR + 1.30%), 3.75%,
09/03/35 ............... 15,900 17,952,004
JDE Peet's NV, 4.13%, 01/23/30
(b)
.. 17,201 20,055,543
Nebius Group NV, 2.63%, 03/15/33
(c)(p)
USD 6,948 6,476,231
Q-Park Holding I BV
(b)
5.13%, 03/01/29 ............ EUR 1,339 1,557,778
5.13%, 02/15/30 ............ 6,830 7,930,082
5.13%, 02/15/30 ............ 389 451,654
Sunrise FinCo. I BV
4.88%, 07/15/31
(c)
........... USD 3,218 3,063,665
4.63%, 05/15/32
(b)
........... EUR 11,781 13,305,048
Trivium Packaging Finance BV, 12.25%,
01/15/31
(c)
................ USD 3,430 3,713,692
VZ Secured Financing BV
5.00%, 01/15/32
(c)
........... 7,591 6,506,975
5.25%, 01/15/33
(b)
........... EUR 25,166 26,816,648
VZ Vendor Financing II BV, 2.88%,
01/15/29
(b)
................ 4,755 5,008,405
Ziggo Bond Co. BV
3.38%, 02/28/30
(b)
........... 1,127 1,098,678
5.13%, 02/28/30
(c)
........... USD 1,064 913,002
6.13%, 11/15/32
(b)
........... EUR 4,783 4,691,728
283,060,455
Security
Par (000)
Par (000) Value
Nigeria — 0.0%
IHS Holding Ltd., 6.25%, 11/29/28
(c)
. USD 7,038 $ 6,968,746
SEPLAT Energy plc, 9.13%, 03/21/30
(b)
5,008 5,305,350
12,274,096
Pakistan — 0.0%
Veon Midco BV, 3.38%, 11/25/27
(c)
.. 724 685,375
Panama — 0.0%
AES Panama Generation Holdings
SRL, 4.38%, 05/31/30
(b)
....... 1,844 1,710,475
Peru — 0.0%
(c)
Marcobre SAC, 5.75%, 01/22/36 ... 616 596,534
Pluspetrol Camisea SA, 6.24%,
07/03/36 ................. 651 674,599
Volcan Cia Minera SAA, 8.50%,
10/28/32 ................. 709 721,337
1,992,470
Philippines — 0.2%
(b)
ACEN Finance Ltd., 4.00%
(q)
...... 17,059 10,696,505
Globe Telecom, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.53%), 4.20%
(a)
(q)
...................... 11,000 10,922,560
Petron Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 7.57%), 5.95%
(a)(q)
.......... 18,017 17,973,219
San Miguel Global Power Holdings
Corp.
(a)(q)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
7.16%), 5.45% ........... 3,333 3,278,839
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
7.73%), 8.75% ........... 8,000 7,922,560
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
6.40%), 8.13% ........... 4,465 4,348,508
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
7.12%), 8.38% ........... 12,819 12,552,621
VLL International, Inc., 9.38%, 07/29/29 3,628 1,388,254
69,083,066
Portugal — 0.2%
(b)
Banco Espirito Santo SA
(e)(f)
2.63%, 05/08/17 ............ EUR 6,100 1,551,151
4.75%, 01/15/18 ............ 15,500 3,941,448
4.00%, 01/21/25 ............ 19,000 4,831,453
EDP SA
(a)
(5-Year EURIBOR ICE Swap Rate +
2.40%), 4.63%, 09/16/54 .... 6,600 7,580,100
(5-Year EUR Swap Annual +
2.38%), 1.88%, 08/02/81 .... 44,800 51,448,852
69,353,004
Qatar — 0.0%
CBQ Finance Ltd., (1-day SOFR +
1.30%), 4.96%, 07/16/30
(a)(b)
.... USD 10,000 9,960,500
Republic of Turkiye — 0.1%
Eregli Demir ve Celik Fabrikalari TAS,
8.38%, 07/23/29
(c)
........... 200 204,316
Ronesans Holding A/S, 8.50%,
10/10/29
(b)
................ 428 415,742
Sisecam UK plc
8.25%, 05/02/29
(b)
........... 2,473 2,503,541

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Republic of Turkiye (continued)
8.38%, 01/23/33
(c)
........... USD 4,582 $ 4,549,101
8.38%, 01/23/33
(b)
........... 1,103 1,095,081
TAV Havalimanlari Holding A/S, 8.50%,
12/07/28
(b)
................ 10,651 10,860,692
TPAO Varlik Kiralama ASA, 6.30%,
03/04/31
(b)
................ 2,385 2,281,372
Turk Telekomunikasyon A/S
7.38%, 05/20/29
(b)
........... 1,735 1,751,584
6.95%, 10/07/32
(c)
........... 590 574,418
6.95%, 10/07/32
(b)
........... 1,483 1,443,834
Turkcell Iletisim Hizmetleri A/S
7.65%, 01/24/32
(c)
........... 635 645,325
7.65%, 01/24/32
(b)
........... 7,705 7,830,284
Turkish Airlines Pass-Through Trust,
Series 2015-1, Class A, 4.20%,
03/15/27
(c)
................ 1,256 1,228,291
TVF Varlik Kiralama A/S, 6.95%,
01/23/30
(b)
................ 5,530 5,469,557
40,853,138
Saudi Arabia — 0.2%
(b)
Al Rajhi Sukuk Ltd.
(a)
(6-Year USD Constant Maturity +
1.59%), 6.25%
(q)
.......... 7,844 7,677,629
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.00%), 5.65%, 03/16/36 .... 10,000 9,768,500
Alinma Sukuk Ltd.
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.10%), 5.79%, 11/10/35 ..... 2,913 2,844,282
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.10%), 5.87%, 01/23/36 .... 6,000 5,897,820
NCB Tier 1 Sukuk Ltd., (6-Year USD
Constant Maturity + 2.89%), 3.50%
(a)
(q)
...................... 4,000 3,954,040
Riyad Sukuk Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.25%), 6.21%,
07/14/35
(a)
................ 8,500 8,454,015
Riyad T1 Sukuk Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.91%), 5.50%
(a)
(q)
...................... 12,000 11,647,080
Saudi Awwal Bank, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.20%), 5.95%,
09/04/35
(a)
................ 15,000 14,691,000
Saudi Electricity Sukuk Programme Co.
4.94%, 02/13/29 ............ 5,230 5,214,519
5.23%, 02/18/30 ............ 8,113 8,125,494
5.68%, 04/11/53 ............ 3,460 3,231,640
SNB Sukuk Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 1.85%), 5.94%,
07/18/36
(a)
................ 13,708 13,579,556
TMS Issuer SARL, 5.78%, 08/23/32 . 5,000 5,061,750
100,147,325
Singapore — 0.1%
Continuum Energy Pte. Ltd., 12.85%,
09/11/27
(c)(d)
............... 14,389 14,336,068
ESR Asset Management Ltd.
(a)(b)(q)
(SDSW7 + 7.06%), 5.60% ..... SGD 750 577,471
(SDSW10 + 6.13%), 5.65% .... 4,250 3,216,891
Security
Par (000)
Par (000) Value
Singapore (continued)
GLP Pte. Ltd.
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.74%), 4.50%
(a)(q)
......... USD 10,687 $ 5,346,640
9.75%, 05/20/28 ............ 4,240 3,466,200
Puma International Financing SA,
7.75%, 04/25/29
(b)
........... 13,800 14,071,860
41,015,130
Slovenia — 0.0%
United Group BV, 5.25%, 02/01/30
(b)
. EUR 1,543 1,739,452
South Africa — 0.0%
Bidvest Group UK plc (The), 6.20%,
09/17/32
(c)
................ USD 386 384,958
Sappi Papier Holding GmbH, 4.50%,
03/15/32
(b)
................ EUR 1,635 1,686,217
Sasol Financing USA LLC
4.38%, 09/18/26 ............ USD 270 268,415
6.50%, 09/27/28 ............ 1,041 1,050,442
8.75%, 05/03/29
(b)
........... 6,651 6,912,717
8.75%, 04/10/33
(c)
........... 332 332,000
Stillwater Mining Co.
4.00%, 11/16/26
(b)
........... 682 676,462
4.50%, 11/16/29
(b)
........... 727 684,390
4.50%, 11/16/29
(c)
........... 776 730,519
Transnet, 8.25%, 02/06/28
(b)
...... 2,660 2,750,440
15,476,560
South Korea — 0.0%
(b)
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd., 0.00%,
05/31/31
(h)(p)
............... 3,000 3,007,500
Hyundai Card Co. Ltd., 5.75%, 04/24/29 2,316 2,386,916
LG Electronics, Inc., 5.63%, 04/24/27 1,116 1,129,615
SK hynix, Inc., 6.38%, 01/17/28 .... 545 562,206
7,086,237
Spain — 0.3%
Arena Luxembourg Finance SARL,
(3-mo. EURIBOR at 0.00% Floor +
2.50%), 4.52%, 05/01/30
(a)(b)
.... EUR 3,544 4,084,476
Banco Bilbao Vizcaya Argentaria SA,
(5-Year EURIBOR ICE Swap Rate +
1.65%), 4.00%, 02/25/37
(a)(b)
.... 35,000 39,697,055
Banco Santander SA
(b)
3.13%, 05/28/29 ............ 10,300 11,960,591
4.63%, 11/17/30 ............ GBP 10,400 13,455,488
Bankinter SA, (1-Year EURIBOR
ICE Swap Rate + 0.80%), 3.25%,
11/03/33
(a)(b)
............... EUR 23,000 25,663,772
Cellnex Finance Co. SA, 3.88%,
01/19/36
(b)
................ 12,800 14,182,490
Cirsa Finance International SARL
(b)
7.88%, 07/31/28 ............ 1,084 1,278,912
6.50%, 03/15/29 ............ 5,063 5,954,815
4.88%, 10/15/31 ............ 3,341 3,801,668
(3-mo. EURIBOR + 3.00%), 5.15%,
10/15/32
(a)
.............. 4,720 5,430,184
Grifols SA
(b)
7.13%, 05/01/30 ............ 291 347,684
7.13%, 05/01/30 ............ 6,353 7,590,501
7.50%, 05/01/30 ............ 7,285 8,709,100
Repsol E&P Capital Markets US LLC,
5.20%, 09/16/30
(c)
........... USD 4,429 4,466,461
146,623,197

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Sweden — 0.1%
Dometic Group AB
(b)
5.00%, 09/11/30 ............ EUR 4,119 $ 4,545,387
5.00%, 09/11/30 ............ 4,143 4,571,872
Heimstaden AB
(b)
8.38%, 01/29/30 ............ 975 1,151,359
7.36%, 01/24/31 ............ 643 724,899
Heimstaden Bostad Treasury BV,
1.38%, 03/03/27
(b)
........... 2,395 2,716,190
Intrum Investments & Financing AB,
8.00%, 09/11/27
(b)
........... 14,560 16,730,442
Stena International SA
7.25%, 01/15/31
(c)
........... USD 4,311 4,356,390
7.25%, 01/15/31
(b)
........... 6,866 6,938,292
7.63%, 02/15/31
(c)
........... 1,276 1,303,821
43,038,652
Switzerland — 0.4%
Allwyn Entertainment Financing UK
plc
(b)
7.25%, 04/30/30 ............ EUR 3,055 3,650,297
4.13%, 02/15/31 ............ 6,155 6,693,651
4.63%, 08/15/31 ............ 4,553 5,043,731
Argentum Netherlands BV, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.76%), 5.52%
(a)
(b)(q)
..................... USD 12,456 12,455,778
gategroup Finance Luxembourg SA,
3.00%, 02/28/27
(b)
........... CHF 13,545 17,001,896
UBS AG, 7.50%, 02/15/28 ........ USD 700 740,459
UBS Group AG
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.75%), 4.75%, 05/12/28
(a)(c)
.. 200 200,555
(1-Year EURIBOR ICE Swap Rate +
4.95%), 7.75%, 03/01/29
(a)(b)
.. EUR 5,800 7,228,738
(1-Year EURIBOR ICE Swap Rate +
1.35%), 3.13%, 06/15/30
(a)(b)
.. 5,500 6,261,806
0.63%, 01/18/33
(b)
........... 31,400 29,147,143
0.63%, 02/24/33
(b)
........... 3,038 2,804,502
(1-Year EURIBOR ICE Swap Rate +
1.03%), 3.88%, 01/13/37
(a)(b)
.. 3,500 3,937,233
UBS Switzerland AG
(b)
3.30%, 03/05/29 ............ 16,150 18,777,238
2.56%, 08/18/29 ............ 49,930 56,768,352
170,711,379
Taiwan — 0.1%
Foxconn Singapore Pte. Ltd., 3.13%,
11/04/31
(b)
................ 15,700 17,489,022
Nanshan Life Pte. Ltd.
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.85%), 5.88%, 03/17/41
(a)(b)
.. USD 10,985 10,652,813
28,141,835
Thailand — 0.1%
(b)
Minor International PCL , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 7.92%), 2.70%
(a)
(q)
...................... 5,300 5,268,200
Muangthai Capital PCL
6.88%, 09/30/28 ............ 9,700 9,595,434
7.55%, 07/21/30 ............ 10,275 10,172,250
25,035,884
Security
Par (000)
Par (000) Value
Ukraine — 0.1%
MHP Lux SA, 10.50%, 07/28/29
(c)
... USD 2,278 $ 2,289,390
NAK Naftogaz Ukraine
(o)
7.13%, (7.13% Cash or 7.13% PIK),
07/19/26
(b)
.............. EUR 18,059 17,116,668
7.63%, (7.63% Cash or 7.63% PIK),
11/08/28
(c)
.............. USD 6,493 5,064,385
VF Ukraine PAT
(g)
9.62%, 02/11/27
(c)
........... 9,786 9,639,147
9.62%, 02/11/27
(b)
........... 2,720 2,679,511
36,789,101
United Arab Emirates — 0.1%
Aldar Properties PJSC , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.02%), 5.88%,
04/14/56
(a)(b)
............... 8,000 7,324,880
Alpha Star Holding IX Ltd.
7.00%, 08/26/28
(b)
........... 4,929 4,680,578
Alpha Star Holding VIII Ltd., 8.38%,
04/12/27
(b)
................ 7,000 6,931,400
Alpha Star Holding X Ltd.
6.13%, 08/05/29
(b)
........... 4,358 3,977,764
DAE Funding LLC, 3.38%, 03/20/28
(b)
1,867 1,796,297
DAE Sukuk Difc Ltd., 4.50%, 10/16/30
(b)
1,674 1,593,648
Emirates Reit Sukuk III Ltd., 7.50%,
12/12/28
(b)(g)
............... 5,000 4,350,000
Magellan Capital Holdings plc, (1-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.23%),
8.38%, 07/08/29
(a)(b)
.......... 5,621 5,586,431
MDGH GMTN RSC Ltd., 4.38%,
11/22/33
(c)
................. 723 683,604
Sobha Sukuk I Holding Ltd., 7.13%,
09/11/30
(b)
................ 2,208 1,898,880
38,823,482
United Kingdom — 2.0%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost
$5,524,314), 15.00%, ( 15.00% Cash
or 15.00% PIK), 06/19/26
(d)(m)(o)
... GBP 4,325 4,007,536
Albion Financing 1 SARL, 5.38%,
05/21/30
(b)
................ EUR 6,663 7,718,426
Amber Finco plc, 6.63%, 07/15/29
(b)
. 1,144 1,356,908
Anglian Water Osprey Financing plc
(b)
6.75%, 08/27/31 ............ GBP 16,500 22,028,063
6.38%, 08/18/33 ............ 9,820 12,572,965
Ardonagh Finco Ltd.
6.88%, 02/15/31
(b)
........... EUR 28,270 32,450,471
7.75%, 02/15/31
(c)
........... USD 3,900 3,945,697
Ashtead Capital, Inc., 4.25%, 11/01/29
(c)
900 881,446
Assura Financing plc, 1.63%,
06/30/33
(b)
................ GBP 5,000 4,946,494
Avianca Midco 2 plc, 9.50%, 01/28/31
(c)
USD 15,962 14,669,876
Barclays plc
4.84%, 05/09/28 ............ 200 200,019
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.75%),
8.41%, 11/14/32
(a)(b)
........ GBP 13,548 18,684,931
BCP V Modular Services Finance II
plc
(b)
4.75%, 11/30/28 ............ EUR 3,697 4,019,880
6.13%, 11/30/28 ............ GBP 14,814 18,330,829
6.50%, 07/10/31 ............ EUR 17,458 17,145,223
BCP V Modular Services Finance plc,
6.75%, 11/30/29
(b)
........... 3,556 2,810,651

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Bellis Acquisition Co. plc
(b)
8.13%, 05/14/30 ............ GBP 6,526 $ 7,965,532
8.00%, 07/01/31 ............ EUR 8,644 9,413,492
Belron UK Finance plc, 5.75%,
10/15/29
(c)
................ USD 1,315 1,323,304
Biffa Group Holdings Ltd.
(b)
5.25%, 06/15/31 ............ EUR 13,050 14,591,867
7.38%, 06/15/31 ............ GBP 3,303 4,269,079
Boots Group Finco LP
(b)
5.38%, 08/31/32 ............ EUR 1,784 2,051,570
7.38%, 08/31/32 ............ GBP 5,336 7,014,152
Bracken MidCo1 plc, 6.75%, (6.75%
Cash or 7.50% PIK), 11/01/27
(b)(o)
. 6,664 8,706,111
Brightstar Lottery plc, 5.75%, 01/15/33
(c)
USD 733 712,532
British Telecommunications plc, 5.75%,
12/07/28
(b)
................ GBP 3,963 5,318,273
California Buyer Ltd.
5.63%, 02/15/32
(b)
........... EUR 6,015 6,720,401
5.63%, 02/15/32
(b)
........... 9,275 10,362,713
6.38%, 02/15/32
(c)
........... USD 1,102 1,076,736
CD&R Firefly Bidco plc, 8.63%,
04/30/29
(b)
................ GBP 23,758 31,968,677
Channel Link Enterprises Finance
plc
(a)(b)
Series A8, (6-mo. EURIBOR +
5.90%), 2.71%, 06/30/50 .... EUR 4,400 5,038,279
Series A5, (Sterling Overnight
Index Average + 6.06%), 3.04%,
06/30/50 ............... GBP 3,075 3,762,230
Connect Finco SARL, 9.00%,
09/15/29
(c)
................ USD 3,603 3,785,096
ContourGlobal Power Holdings SA
(b)
5.00%, 02/28/30 ............ EUR 8,334 9,632,366
4.38%, 07/31/31 ............ 17,088 18,703,933
Deuce Finco plc
(b)
7.00%, 11/20/31 ............ GBP 7,758 10,111,625
(3-mo. EURIBOR + 3.50%), 5.65%,
11/20/32
(a)
.............. EUR 4,195 4,837,002
EC Finance plc, 3.25%, 10/15/26
(b)(g)
. 12,238 13,863,681
Edge Finco plc, 8.13%, 08/15/31
(b)
.. GBP 22,497 30,716,215
Entain plc, 4.88%, 11/30/31
(b)
...... EUR 5,842 6,628,339
Froneri Lux FinCo SARL, 4.75%,
08/01/32
(b)
................ 21,308 23,265,054
Global Switch Finance BV, 1.38%,
10/07/30
(b)
................ 3,943 4,200,782
Heathrow Finance plc
(b)
3.88%, 03/01/27
(g)
........... GBP 4,955 6,432,148
4.13%, 09/01/29
(g)
........... 3,787 4,674,565
6.63%, 03/01/31 ............ 3,643 4,782,149
Heathrow Funding Ltd., 6.00%,
03/05/32
(b)
................ 1,910 2,528,985
Howden UK Refinance plc, 8.13%,
02/15/32
(c)
................ USD 5,040 4,722,227
HSBC Holdings plc
(a)
(3-mo. EURIBOR + 1.27%), 3.31%,
05/13/30
(b)
.............. EUR 30,376 34,797,913
(1-day SOFR + 1.90%), 5.87%,
11/18/35 ............... USD 1,200 1,215,546
Iceland Bondco plc, 10.88%, 12/15/27
(b)
GBP 4,788 6,546,182
Imperial Brands Finance plc, 3.88%,
08/02/33
(b)
................ EUR 10,375 11,638,074
INEOS Quattro Finance 2 plc
(b)
8.50%, 03/15/29 ............ 6,864 6,554,545
8.50%, 03/15/29 ............ 3,722 3,554,198
6.75%, 04/15/30 ............ 1,004 890,990
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Intu Jersey 2 Ltd., 2.88%, 11/01/24
(b)(e)(f)
(p)
...................... GBP 3,562 $ 619,112
Ithaca Energy North Sea plc
8.13%, 10/15/29
(c)
........... USD 3,000 3,076,188
5.50%, 10/01/31
(b)
........... EUR 9,484 10,964,213
Jaguar Land Rover Automotive plc
(c)
4.50%, 10/01/27 ............ USD 1,708 1,675,446
5.88%, 01/15/28 ............ 264 261,365
5.50%, 07/15/29 ............ 723 703,239
Maison Finco plc, 7.25%, 04/30/32
(b)
. GBP 5,765 7,153,750
Market Bidco Finco plc
(b)
6.75%, 01/31/31 ............ EUR 4,988 5,538,407
8.75%, 01/31/31 ............ GBP 983 1,234,466
Metro Bank Holdings plc, (GUKG1 +
7.81%), 12.00%, 04/30/29
(a)(b)
... 7,331 10,867,844
Metrocentre Finance plc, 8.75%,
(8.75 % Cash or 8.75% PIK),
01/16/28
(o)
................ 1,244 913,844
Mitchells & Butlers Finance plc,
Series D1, (Sterling Overnight
Index Average + 2.36%), 6.10%,
06/15/36
(a)(b)
............... 2,225 2,580,565
Mobico Group plc, 4.88%, 09/26/31
(b)
EUR 14,988 13,410,836
Motion Finco SARL, 7.38%, 06/15/30
(b)
3,804 3,796,985
National Grid Electricity Transmission
plc
(b)
4.00%, 06/08/27 ............ GBP 6,855 8,949,627
1.13%, 07/07/28 ............ 6,000 7,275,354
Nationwide Building Society
(3-mo. EURIBOR + 1.00%), 3.85%,
02/03/37
(a)(b)
............. EUR 24,556 27,464,520
NatWest Group plc , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 4.20%), 7.42%,
06/06/33
(a)(b)
............... GBP 327 447,229
Northumbrian Water Finance plc,
5.38%, 07/22/32
(b)
........... 5,488 7,066,465
Ocado Group plc
(b)
0.75%, 01/18/27
(p)
........... 1,900 2,391,917
10.50%, 08/08/29 ........... 3,960 5,158,481
11.00%, 06/15/30 ........... 843 1,112,502
OEG Finance plc, 7.25%, 09/27/29
(b)
. EUR 24,154 28,755,532
Pinewood Finco plc
6.00%, 03/27/30
(b)
........... GBP 17,061 22,030,986
Pinnacle Bidco plc, 10.00%, 10/11/28
(b)
6,379 8,755,875
Rio Tinto Finance plc, 4.00%,
12/11/29
(b)
................ 7,413 9,472,038
Santander UK Group Holdings plc ,
(1-Year EURIBOR ICE Swap Rate +
1.00%), 3.65%, 02/16/34
(a)(b)
.... EUR 18,710 20,959,121
SCC Power plc, 4.00%, (4.00% Cash or
4.00% PIK), 05/17/32
(c)(o)
....... USD 1,658 414,558
Severn Trent Utilities Finance plc
(b)
Series APR, 3.88%, 08/04/35 .... EUR 1,890 2,118,627
4.25%, 01/29/40 ............ 6,180 6,944,880
Stonegate Pub Co. Financing 2019 plc,
(3-mo. EURIBOR + 6.63%), 8.62%,
07/31/29
(a)(b)
............... 1,400 1,582,945
Stonegate Pub Co. Financing plc
10.75%, 07/31/29
(b)
.......... GBP 9,940 13,026,366
SW Finance I plc
(b)
7.75%, 10/31/31 ............ 6,300 8,706,491
6.88%, 08/07/32 ............ 15,700 21,132,366
Synthomer plc, 7.38%, 05/02/29
(b)
... EUR 2,502 1,852,048
Tesco Property Finance 1 plc, 7.62%,
07/13/39
(b)
................ GBP 2,609 3,803,213

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Tesco Property Finance 3 plc, 5.74%,
04/13/40
(b)
................ GBP 6,049 $ 7,852,369
Tesco Property Finance 4 plc, 5.80%,
10/13/40
(b)
................ 2,881 3,728,759
Thames Water Kemble Finance plc,
4.63%, 05/19/16
(b)(e)(f)
......... 4,273 28,279
Thames Water Utilities Finance plc,
4.00%, 06/19/27
(b)
........... 18,102 16,216,665
Trident Energy Finance plc, 12.50%,
11/30/29
(b)
................ USD 2,996 3,184,269
TSB Bank plc, 3.32%, 03/05/29
(b)
... EUR 11,130 12,928,307
United Utilities Water Finance plc,
2.00%, 07/03/33
(b)
........... GBP 414 427,735
Virgin Media Secured Finance plc
(b)
4.25%, 01/15/30 ............ 2,306 2,697,062
4.13%, 08/15/30 ............ 1,115 1,278,511
Virgin Money UK plc , (GUKG1 +
3.05%), 7.63%, 08/23/29
(a)(b)
.... 9,800 13,664,220
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(b)
........... 14,759 18,275,467
4.50%, 07/15/31
(b)
........... 8,244 9,144,868
4.75%, 07/15/31
(c)
........... USD 7,396 6,363,269
5.63%, 04/15/32
(b)
........... EUR 15,311 16,211,944
5.63%, 04/15/32
(b)
........... 4,500 4,764,793
6.75%, 01/15/33
(c)
........... USD 3,462 3,093,107
WPP Finance 2013, 3.63%, 06/09/31
(b)
EUR 27,000 29,773,570
Zegona Finance plc
6.75%, 07/15/29
(b)
........... 9,831 11,793,425
933,789,998
United States — 10.0%
3M Co., 1.75%, 05/15/30 ......... 12,200 13,105,034
Acadia Healthcare Co., Inc., 5.00%,
04/15/29
(c)
................ USD 521 507,251
Acrisure LLC
(c)
7.50%, 11/06/30 ............ 2,768 2,776,481
6.75%, 07/01/32 ............ 2,763 2,662,491
AdaptHealth LLC
(c)
4.63%, 08/01/29 ............ 1,483 1,412,933
5.13%, 03/01/30 ............ 1,745 1,671,923
Adient Global Holdings Ltd.
(c)
7.00%, 04/15/28 ............ 1,176 1,191,631
7.50%, 02/15/33 ............ 2,295 2,320,257
ADT Security Corp. (The)
(c)
4.13%, 08/01/29 ............ 1,872 1,788,413
5.88%, 10/15/33 ............ 545 527,838
Advance Auto Parts, Inc.
3.90%, 04/15/30 ............ 1,371 1,259,079
7.00%, 08/01/30
(c)
........... 996 1,008,995
7.38%, 08/01/33
(c)
........... 478 484,118
AECOM, 6.00%, 08/01/33
(c)
....... 1,000 998,901
Aethon I LP, (3-mo. CME Term SOFR
at 1.50% Floor + 6.15%), 9.80%,
01/10/27
(a)(c)(d)
.............. 15,302 15,301,742
Aethon United BR LP, 7.50%,
10/01/29
(c)
................ 2,172 2,265,320
Albertsons Cos., Inc.
(c)
6.50%, 02/15/28 ............ 126 127,578
3.50%, 03/15/29 ............ 3,304 3,151,818
4.88%, 02/15/30 ............ 2,718 2,660,478
5.50%, 03/31/31 ............ 1,920 1,898,250
5.63%, 03/31/32 ............ 1,205 1,186,342
5.75%, 03/31/34 ............ 788 770,937
Alcoa Nederland Holding BV
(c)
4.13%, 03/31/29 ............ 520 505,515
7.13%, 03/15/31 ............ 257 268,748
Security
Par (000)
Par (000) Value
United States (continued)
Alexander Funding Trust II, 7.47%,
07/31/28
(c)
................ USD 18,297 $ 19,265,658
Allegion US Holding Co., Inc., 3.55%,
10/01/27 ................. 100 98,576
Alliant Holdings Intermediate LLC
(c)
4.25%, 10/15/27 ............ 430 421,425
6.75%, 10/15/27 ............ 198 197,849
5.88%, 11/01/29 ............ 2,357 2,280,466
7.00%, 01/15/31 ............ 764 770,503
6.50%, 10/01/31 ............ 14 13,747
7.38%, 10/01/32 ............ 3,683 3,647,832
Allied Universal Holdco LLC
3.63%, 06/01/28
(b)
........... EUR 8,190 9,220,916
4.63%, 06/01/28
(c)
........... USD 519 506,763
4.88%, 06/01/28
(b)
........... GBP 7,656 9,806,487
6.00%, 06/01/29
(c)
........... USD 5,510 5,324,185
7.88%, 02/15/31
(c)
........... 3,970 4,093,924
Allison Transmission, Inc., 4.75%,
10/01/27
(c)
................ 1,674 1,663,623
Ally Financial, Inc.
6.70%, 02/14/33 ............ 310 312,155
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.45%), 6.65%, 01/17/40
(a)
... 1,911 1,844,558
Alpha Generation LLC
(c)
6.75%, 10/15/32 ............ 837 849,248
6.25%, 01/15/34 ............ 1,663 1,633,637
Alphabet, Inc.
5.45%, 11/15/55 ............ 13,370 12,944,854
5.65%, 02/15/56 ............ 11,489 11,452,045
6.13%, 02/13/2126 .......... GBP 11,420 14,286,354
Altria Group, Inc., 6.20%, 02/14/59 .. USD 300 294,676
Alumina Pty. Ltd.
(c)
6.13%, 03/15/30 ............ 1,119 1,141,822
6.38%, 09/15/32 ............ 1,237 1,270,692
Amazon.com, Inc., 4.85%, 03/16/64 . EUR 25,590 29,318,710
Ambac Assurance Corp., 5.10%
(c)(q)
.. USD 1,407 1,850,751
AMC Networks, Inc.
4.25%, 02/15/29
(p)
........... 4,356 3,860,505
4.25%, 02/15/29 ............ 10,878 9,164,523
10.50%, 07/15/32
(c)
.......... 3,337 3,293,366
Amentum Holdings, Inc., 7.25%,
08/01/32
(c)
................ 1,329 1,375,262
American Airlines Pass-Through Trust
Series 2017-2,Class A, 3.50%,
06/15/26
(d)
.............. 22,616 22,531,922
Series 2025-1,Class B, 5.65%,
11/11/34 ................ 4,432 4,451,382
American Airlines, Inc.
(c)
7.25%, 02/15/28 ............ 1,061 1,067,041
5.75%, 04/20/29 ............ 4,426 4,401,791
American Axle & Manufacturing, Inc.,
7.75%, 10/15/33
(c)
........... 4,865 4,736,068
American Builders & Contractors
Supply Co., Inc.
(c)
4.00%, 01/15/28 ............ 511 501,410
3.88%, 11/15/29 ............ 624 591,486
American Tower Corp., 3.65%, 03/15/27 9,080 9,014,053
AmeriGas Partners LP
(c)
9.38%, 06/01/28 ............ 255 261,791
9.50%, 06/01/30 ............ 3,441 3,645,454
Amgen, Inc., 4.66%, 06/15/51 ..... 12,503 10,489,614
AmWINS Group, Inc., 4.88%,
06/30/29
(c)
................ 998 956,047

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Andiron Financing LLC, (1M Sofr FWD
+ 3.25%), 6.67%, 01/21/30
(a)(d)
... USD 1,800 $ 1,784,340
Antero Midstream Partners LP
(c)
5.75%, 01/15/28 ............ 348 347,998
5.38%, 06/15/29 ............ 1,610 1,604,838
6.63%, 02/01/32 ............ 1,863 1,904,059
AP Grange Holdings LLC, (Acquired
06/21/24, cost $14,801,000), 6.50%,
03/20/45
(d)(m)
............... 14,801 15,541,050
APLD ComputeCo 2 LLC, 6.75%,
03/15/31
(c)
................ 1,077 1,069,158
APLD ComputeCo LLC, 9.25%,
12/15/30
(c)
................ 4,082 4,205,774
Aramark International Finance SARL,
4.38%, 04/15/33
(b)
........... EUR 5,467 6,019,307
Aramark Services, Inc., 5.00%,
02/01/28
(c)
................ USD 909 903,635
Arches Buyer, Inc., 4.25%, 06/01/28
(c)
2,817 2,712,175
Archrock Partners LP
(c)
6.25%, 04/01/28 ............ 469 469,000
6.63%, 09/01/32 ............ 2,218 2,261,595
Arcosa, Inc.
(c)
4.38%, 04/15/29 ............ 679 655,059
6.88%, 08/15/32 ............ 386 395,512
Ardagh Group SA
9.50%, 12/01/30
(c)
........... 1,480 1,551,867
9.50%, 12/01/30
(b)
........... 20,246 21,229,064
12.00%, (12.00% Cash or 6.50%
PIK), 12/01/30
(a)(c)(o)
........ 34,966 28,499,430
12.00%, (12.00% Cash or 7.50%
PIK), 12/01/30
(b)(o)
......... EUR 21,861 20,009,277
Ardagh Metal Packaging Finance USA
LLC
3.25%, 09/01/28
(c)
........... USD 224 213,041
3.00%, 09/01/29
(b)
........... EUR 5,311 5,538,094
4.00%, 09/01/29
(c)
........... USD 4,996 4,574,844
Aretec Group, Inc., 10.00%, 08/15/30
(c)
2,271 2,412,176
Arizona Public Service Co., 5.10%,
03/15/36 ................. 12,878 12,661,327
Arsenal AIC Parent LLC
(c)
8.00%, 10/01/30 ............ 1,581 1,646,085
11.50%, 10/01/31 ........... 1,761 1,902,764
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ............ 637 625,534
4.63%, 11/15/29
(c)
........... 1,023 988,965
4.75%, 03/01/30 ............ 1,702 1,640,122
Ascension Health, Series 2025, 4.92%,
11/15/35 .................. 7,605 7,514,297
Ascent Resources Utica Holdings LLC
(c)
5.88%, 06/30/29 ............ 2,696 2,693,504
6.63%, 07/15/33 ............ 281 285,825
Ashton Woods USA LLC
(c)
4.63%, 08/01/29 ............ 1,672 1,579,569
4.63%, 04/01/30 ............ 4,794 4,449,454
6.88%, 08/01/33 ............ 4,179 4,031,630
AT&T Reign II Multi-Property Lease-
Backed Pass-Through Trust, 6.09%,
12/15/44
(c)
................ 26,775 26,506,665
AT&T, Inc.
5.50%, 03/15/27
(b)
........... GBP 14,200 18,825,915
7.00%, 04/30/40 ............ 4,900 6,818,801
4.25%, 06/01/43 ............ 6,105 6,162,481
ATI, Inc., 7.25%, 08/15/30 ........ USD 3,208 3,326,597
Avantor Funding, Inc., 4.63%,
07/15/28
(c)
................ 3,556 3,470,704
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
721 694,931
Security
Par (000)
Par (000) Value
United States (continued)
Avient Corp., 7.13%, 08/01/30
(c)
.... USD 2,365 $ 2,403,199
Avis Budget Car Rental LLC
(c)
8.00%, 02/15/31 ............ 2,416 2,387,999
8.38%, 06/15/32 ............ 3,469 3,449,962
Axalta Coating Systems Dutch Holding
B BV, 7.25%, 02/15/31
(c)
....... 2,680 2,802,522
Axalta Coating Systems LLC
(c)
4.75%, 06/15/27 ............ 863 857,161
3.38%, 02/15/29 ............ 689 651,909
Axon Enterprise, Inc., 6.13%,
03/15/30
(c)
................ 1,756 1,785,055
Azorra Finance Ltd.
(c)
7.75%, 04/15/30 ............ 1,953 2,012,996
6.25%, 02/15/34 ............ 697 647,815
Ball Corp.
6.00%, 06/15/29 ............ 3,361 3,409,314
3.13%, 09/15/31 ............ 594 534,947
4.25%, 07/01/32 ............ EUR 3,207 3,663,397
Bank of America Corp. , (3-mo. CME
Term SOFR + 1.44%), 3.19%,
07/23/30
(a)
................ USD 26,735 25,640,473
Bath & Body Works, Inc.
7.50%, 06/15/29 ............ 1,002 1,014,170
6.63%, 10/01/30
(c)
........... 2,595 2,619,450
Bausch + Lomb Corp., 8.38%,
10/01/28
(c)
................ 6,528 6,740,160
BCPE Flavor Debt Merger Sub LLC &
BCPE Flavor Issuer, Inc., 9.50%,
07/01/32
(c)
................ 5,266 4,775,297
Beach Acquisition Bidco LLC
5.25%, 07/15/32
(b)
........... EUR 9,844 10,912,727
10.00%, (10.00% Cash or 10.75%
PIK), 07/15/33
(c)(o)
......... USD 3,925 4,090,919
Beazer Homes USA, Inc., 7.25%,
10/15/29 ................. 8,623 8,614,380
Becton Dickinson & Co., 3.70%,
06/06/27 ................. 700 694,238
Beignet Investor LLC, 6.58%,
05/30/49
(c)
................ 264,850 272,307,156
Black Pearl Compute LLC, 6.13%,
02/15/31
(c)
................ 905 921,106
Block, Inc.
5.63%, 08/15/30
(c)
........... 2,454 2,440,439
6.50%, 05/15/32 ............ 3,013 3,040,512
6.00%, 08/15/33
(c)
........... 482 474,039
Blue Racer Midstream LLC, 7.00%,
07/15/29
(c)
................ 1,400 1,446,298
BMS Ireland Capital Funding DAC
4.29%, 11/10/45 ............ EUR 17,130 19,174,356
4.58%, 11/10/55 ............ 22,689 25,459,837
Boeing Co. (The)
2.80%, 03/01/27 ............ USD 10,630 10,464,919
6.39%, 05/01/31 ............ 4,100 4,371,999
5.81%, 05/01/50 ............ 16,385 15,839,812
Booking Holdings, Inc.
3.88%, 03/21/45 ............ EUR 3,455 3,520,149
4.50%, 05/09/46 ............ 9,024 9,876,281
Boyd Gaming Corp.
4.75%, 12/01/27 ............ USD 1,832 1,812,953
4.75%, 06/15/31
(c)
........... 508 483,014
Bracelet Holdings, Inc., 9.25%,
07/02/28
(c)
................ 25,994 25,256,204

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Breeze Aviation Group, Inc.
(Acquired 01/26/24, cost
$11,287,458) 20.00%, (20.00%
Cash or 20.00 % PIK), 01/30/28
(d)
(m)(o)
................... USD 11,897 $ 11,867,484
Brightstar Lottery plc, 5.25%, 01/15/29
(c)
440 436,438
Brink's Co. (The)
(c)
4.63%, 10/15/27 ............ 887 875,392
6.75%, 06/15/32 ............ 1,309 1,324,991
Buckeye Partners LP
4.13%, 12/01/27 ............ 100 97,788
6.88%, 07/01/29
(c)
........... 1,450 1,492,384
6.75%, 02/01/30
(c)
........... 210 216,722
Builders FirstSource, Inc.
(c)
5.00%, 03/01/30 ............ 1,295 1,261,267
6.38%, 06/15/32 ............ 1,109 1,107,388
6.38%, 03/01/34 ............ 3,095 3,055,436
Caesars Entertainment, Inc.
(c)
4.63%, 10/15/29 ............ 1,305 1,255,273
7.00%, 02/15/30 ............ 772 781,534
6.50%, 02/15/32 ............ 4,382 4,330,985
6.00%, 10/15/32 ............ 2,545 2,341,423
California Resources Corp., 7.00%,
01/15/34
(c)
................ 8,430 8,498,805
Capital One Financial Corp., 3.75%,
03/09/27 ................. 29,900 29,724,022
Cardinal Health, Inc.
4.70%, 11/15/26 ............ 3,000 3,005,236
5.00%, 11/15/29 ............ 1,800 1,827,065
Carlisle Cos., Inc., 3.75%, 12/01/27 . 700 691,438
CCO Holdings LLC
(c)
5.13%, 05/01/27 ............ 184 183,792
5.38%, 06/01/29 ............ 256 252,481
6.38%, 09/01/29 ............ 472 473,449
4.50%, 08/15/30 ............ 4,676 4,369,622
4.25%, 02/01/31 ............ 6,468 5,895,288
7.38%, 03/01/31 ............ 2,042 2,078,703
4.75%, 02/01/32 ............ 4,780 4,321,918
7.00%, 02/01/33 ............ 3,560 3,569,805
4.50%, 06/01/33 ............ 10,310 8,976,128
7.38%, 02/01/36 ............ 2,654 2,642,977
Celanese US Holdings LLC
6.85%, 11/15/28
(g)
........... 1,231 1,280,179
7.33%, 07/15/29
(g)
........... 2,889 3,015,654
7.05%, 11/15/30
(g)
........... 100 105,708
7.00%, 02/15/31 ............ 1,091 1,120,232
7.38%, 07/15/32
(g)
........... 1,662 1,734,719
7.38%, 02/15/34 ............ 1,517 1,554,203
Centene Corp., 4.25%, 12/15/27 ... 9,714 9,542,205
Central Garden & Pet Co., 4.13%,
04/30/31
(c)
................ 459 427,667
Century Communities, Inc., 6.63%,
09/15/33
(c)
................ 1,734 1,698,706
Charles River Laboratories
International, Inc.
(c)
4.25%, 05/01/28 ............ 1,842 1,800,504
4.00%, 03/15/31 ............ 1,164 1,082,861
Charter Communications Operating
LLC
3.75%, 02/15/28 ............ 1,200 1,179,024
2.80%, 04/01/31 ............ 10,000 8,978,068
Chemours Co. (The)
(c)
4.63%, 11/15/29 ............ 1,652 1,549,172
8.00%, 01/15/33 ............ 2,903 2,918,853
Security
Par (000)
Par (000) Value
United States (continued)
Cheniere Energy Partners LP, 4.00%,
03/01/31 ................. USD 13,765 $ 13,213,361
Chesapeake Energy Corp., 6.13%,
02/15/21
(d)(e)(f)
.............. 27,853 3
Chobani LLC, 7.63%, 07/01/29
(c)
... 3,069 3,136,079
Chord Energy Corp., 6.00%, 10/01/30
(c)
1,930 1,955,611
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 ............ 1,760 1,757,757
4.75%, 01/15/28 ............ 3,151 3,108,519
Cinemark USA, Inc.
(c)
5.25%, 07/15/28 ............ 940 931,963
7.00%, 08/01/32 ............ 1,554 1,596,715
Cintas Corp. No. 2, 3.70%, 04/01/27 . 300 298,562
Cipher Compute LLC, 7.13%,
11/15/30
(c)
................. 2,423 2,510,298
Citigroup Global Markets Holdings,
Inc.
(b)
Series MU0C, 0.00%, 03/02/28
(d)(h)
HKD 23,000 2,937,331
Series 388, 0.00%, 10/10/28
(c)(h)(p)
. USD 6,000 6,193,020
Series gtmn, 7.12%, 06/20/31 ... 13,000 13,343,473
6.20%, 12/20/31 ............ 13,000 13,108,797
Citigroup, Inc.
(a)
(1-day SOFR + 1.36%), 5.17%,
02/13/30 ............... 27,250 27,670,077
6.35%, 09/09/30 ............ 79,100 77,496,247
5.92%, 12/11/30 ............ 38,212 36,405,184
(3-mo. EURIBOR + 1.05%), 3.75%,
05/14/32
(b)
.............. EUR 23,000 26,537,202
(3-mo. EURIBOR + 1.03%), 3.49%,
10/22/34 ............... 41,141 45,650,902
Civitas Resources, Inc.
(c)
5.00%, 10/15/26 ............ USD 14,745 14,720,962
8.63%, 11/01/30 ............ 6,029 6,361,113
Clarios Global LP
6.75%, 05/15/28
(c)
........... 415 419,038
6.75%, 02/15/30
(c)
........... 185 189,163
4.75%, 06/15/31
(b)
........... EUR 15,233 17,287,821
6.75%, 09/15/32
(c)
........... USD 3,677 3,706,416
Clarivate Science Holdings Corp.,
3.88%, 07/01/28
(c)
........... 2,810 2,651,845
Clean Harbors, Inc., 6.38%, 02/01/31
(c)
197 200,068
Clear Channel Outdoor Holdings, Inc.
(c)
7.88%, 04/01/30 ............ 7,942 8,311,327
7.13%, 02/15/31 ............ 3,664 3,838,755
Clearway Energy Operating LLC
(c)
4.75%, 03/15/28 ............ 2,084 2,056,192
3.75%, 02/15/31 ............ 738 683,369
Cleveland-Cliffs, Inc.
(c)
6.88%, 11/01/29 ............ 1,346 1,345,880
7.50%, 09/15/31 ............ 1,077 1,074,262
7.38%, 05/01/33 ............ 2,804 2,743,069
7.63%, 01/15/34 ............ 3,742 3,655,813
Cloud Software Group, Inc.
(c)
6.50%, 03/31/29 ............ 2,333 2,276,005
9.00%, 09/30/29 ............ 10,840 10,457,062
8.25%, 06/30/32 ............ 7,673 7,277,341
6.63%, 08/15/33 ............ 221 196,486
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 ............ 191 187,574
8.75%, 04/15/30 ............ 8,745 8,159,731
6.75%, 04/15/32 ............ 1,093 1,034,135
CNX Resources Corp.
(c)
7.38%, 01/15/31 ............ 831 853,861
7.25%, 03/01/32 ............ 1,569 1,616,785

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Cogent Communications Group LLC
(c)
7.00%, 06/15/27 ............ USD 1,207 $ 1,188,766
6.50%, 07/01/32 ............ 3,373 2,940,545
Comcast Corp., 2.35%, 01/15/27 ... 100 98,569
Commercial Metals Co.
(c)
5.75%, 11/15/33 ............ 2,015 1,993,815
6.00%, 12/15/35 ............ 874 861,629
Community Health Systems, Inc.
(c)
10.88%, 01/15/32 ........... 1,924 2,064,184
9.75%, 01/15/34 ............ 14,620 15,173,632
Comstock Resources, Inc.
(c)
6.75%, 03/01/29 ............ 5,684 5,616,649
5.88%, 01/15/30 ............ 746 721,807
Concentrix Corp., 6.65%, 08/02/26 .. 226 226,995
Constellium SE, 3.75%, 04/15/29
(c)
.. 354 337,633
Cooper-Standard Automotive, Inc.,
9.25%, 03/01/31
(c)
........... 2,478 2,328,700
Core Scientific, Inc., 0.00%, 06/15/31
(c)
(h)(p)
..................... 2,123 2,319,378
CoreWeave, Inc.
(c)
9.25%, 06/01/30 ............ 819 795,789
9.00%, 02/01/31 ............ 5,454 5,189,584
1.75%, 12/01/31
(p)
........... 3,008 3,011,309
CQP Holdco LP
(c)
5.50%, 06/15/31 ............ 1,473 1,436,532
7.50%, 12/15/33 ............ 1,090 1,143,915
Credit Acceptance Corp., 6.63%,
03/15/30
(c)
................ 3,186 3,111,607
Crescent Energy Finance LLC
(c)
7.63%, 04/01/32 ............ 1,566 1,589,222
7.88%, 04/15/32 ............ 1,334 1,362,891
7.38%, 01/15/33 ............ 6,478 6,476,376
8.38%, 01/15/34 ............ 2,006 2,097,072
CrossCountry Intermediate HoldCo
LLC
(c)
6.50%, 10/01/30 ............ 1,306 1,244,799
6.75%, 12/01/32 ............ 1,900 1,787,806
Crown Americas LLC, 5.25%, 04/01/30 1,179 1,177,784
Crown Castle, Inc., 3.80%, 02/15/28 . 1,200 1,182,830
CSC Holdings LLC
(c)
5.50%, 04/15/27 ............ 15,472 13,420,322
11.25%, 05/15/28 ........... 3,579 2,924,558
11.75%, 01/31/29 ........... 7,101 5,135,053
6.50%, 02/01/29 ............ 5,900 3,760,748
4.50%, 11/15/31 ............ 4,075 2,416,103
Cushman & Wakefield US Borrower
LLC, 6.75%, 05/15/28
(c)
........ 229 229,331
CVR Energy, Inc.
(c)
7.50%, 02/15/31 ............ 141 142,053
7.88%, 02/15/34 ............ 2,388 2,396,369
Cyprium Corp., 6.38%, 04/15/34
(c)
... 456 442,613
Darling Global Finance BV, 4.50%,
07/15/32
(b)
................ EUR 6,018 6,921,564
Darling Ingredients, Inc., 5.25%,
04/15/27
(c)
................ USD 1,175 1,172,563
DaVita, Inc.
(c)
4.63%, 06/01/30 ............ 4,554 4,378,740
3.75%, 02/15/31 ............ 226 207,230
6.88%, 09/01/32 ............ 1,875 1,920,800
6.75%, 07/15/33 ............ 1,697 1,726,109
Delek Logistics Partners LP
(c)
8.63%, 03/15/29 ............ 2,212 2,288,909
7.38%, 06/30/33 ............ 2,281 2,299,857
Diamondback Energy, Inc., 5.75%,
04/18/54 ................. 26,610 25,166,208
Security
Par (000)
Par (000) Value
United States (continued)
Digital Dutch Finco BV, 1.50%,
03/15/30
(b)
................ EUR 4,627 $ 4,892,617
Digital Stout Holding LLC, 3.30%,
07/19/29
(b)
................ GBP 7,200 8,909,533
DirecTV Financing LLC
(c)
8.88%, 02/01/30 ............ USD 2,097 2,087,228
8.88%, 02/01/30 ............ 2,080 2,075,373
10.00%, 02/15/31 ........... 6,353 6,485,328
Discovery Communications LLC
5.00%, 09/20/37 ............ 5,293 3,826,733
6.35%, 06/01/40 ............ 7,374 5,403,815
Discovery Global Holdings, Inc., 4.05%,
03/15/29 ................. 1,235 1,194,862
DISH Network Corp., 3.38%, 08/15/26
(p)
3,464 3,339,296
Drawbridge Special Opportunities Fund
LP, 5.95%, 09/17/30
(c)
......... 4,300 4,037,719
Duke Energy Corp., 4.30%, 03/15/28 1,400 1,397,540
EchoStar Corp.
10.75%, 11/30/29 ........... 7,514 8,117,004
6.75%, 11/30/30 ............ 7,344 7,415,470
Edgewell Personal Care Co.
(c)
5.50%, 06/01/28 ............ 100 99,457
4.13%, 04/01/29 ............ 2,605 2,460,925
Elevance Health, Inc., 4.50%, 10/30/26 2,595 2,598,531
EMRLD Borrower LP
6.38%, 12/15/30
(b)
........... EUR 16,259 19,128,833
6.63%, 12/15/30
(c)
........... USD 3,809 3,873,978
Encompass Health Corp.
4.50%, 02/01/28 ............ 454 449,970
4.75%, 02/01/30 ............ 722 706,320
4.63%, 04/01/31 ............ 928 895,816
Encore Capital Group, Inc., 4.25%,
06/01/28
(b)
................ GBP 3,499 4,414,111
Endo Finance Holdings LP, 8.50%,
04/15/31
(c)
................ USD 2,469 2,585,226
Energizer Holdings, Inc.
(c)
4.75%, 06/15/28 ............ 374 368,139
6.00%, 09/15/33 ............ 1,771 1,658,600
Energy Transfer LP, 4.00%, 10/01/27 800 794,663
Entegris, Inc.
(c)
4.38%, 04/15/28 ............ 375 368,830
4.75%, 04/15/29 ............ 2,481 2,452,546
5.95%, 06/15/30 ............ 329 331,075
Equinix Asia Financing Corp. Pte. Ltd.
(b)
3.50%, 03/15/30 ............ SGD 6,500 5,042,972
2.90%, 09/15/32 ............ 7,000 5,281,170
EquipmentShare.com, Inc.
(c)
9.00%, 05/15/28 ............ USD 352 363,592
8.63%, 05/15/32 ............ 3,585 3,741,876
ESC Investments & Realty Corp., Inc.,
6.63%, 08/15/26
(d)(e)(f)
......... 1,665 —
EUSHI Finance, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.14%), 7.63%,
12/15/54
(a)
................ 471 486,152
Expand Energy Corp., 5.38%,
06/15/26
(d)(e)(f)
.............. 4,795 —
Fair Isaac Corp.
(c)
4.00%, 06/15/28 ............ 3,120 3,027,725
6.00%, 05/15/33 ............ 1,128 1,106,818
6.25%, 09/15/34 ............ 201 197,690
Fertitta Entertainment LLC, 6.75%,
01/15/30
(c)
................ 5,526 5,161,574
Fidelity National Information Services,
Inc., 2.00%, 05/21/30 ......... EUR 4,435 4,775,292

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Figeac Aero North America,
Inc., (Acquired 07/16/25, cost
$19,221,846), 7.79%, 07/23/30
(b)(d)(m)
EUR 16,520 $ 18,737,572
First Citizens BancShares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%),
6.25%, 03/12/40
(a)
........... USD 23,091 22,578,465
FirstCash, Inc.
(c)
5.63%, 01/01/30 ............ 46 45,745
6.88%, 03/01/32 ............ 2,307 2,351,336
Five Point Operating Co. LP, 8.00%,
10/01/30
(c)
................ 1,311 1,307,915
FLYR - Secured Note, 10.00%,
05/10/27
(d)
................ 8,513 517,617
Focus Financial Partners LLC, 6.75%,
09/15/31
(c)
................ 1,438 1,428,145
Ford Motor Credit Co. LLC
6.95%, 06/10/26 ............ 8,952 8,973,076
4.54%, 08/01/26 ............ 3,565 3,560,008
5.13%, 11/05/26 ............ 7,205 7,219,888
4.27%, 01/09/27 ............ 7,230 7,196,959
3.31%, 05/17/29 ............ EUR 13,350 15,034,079
3.31%, 05/17/29 ............ 408 459,468
6.05%, 11/05/31 ............ USD 13,800 13,860,866
Forestar Group, Inc., 5.00%, 03/01/28
(c)
5,349 5,291,575
Freedom Mortgage Holdings LLC
(c)
6.88%, 05/01/31 ............ 1,372 1,282,694
7.88%, 04/01/33 ............ 5,039 4,724,431
Frontier Communications Holdings
LLC
(c)
6.75%, 05/01/29 ............ 11,205 11,219,017
6.00%, 01/15/30 ............ 2,140 2,152,802
8.75%, 05/15/30 ............ 18,687 19,174,469
Frontier Florida LLC, Series E, 6.86%,
02/01/28 ................. 21,644 22,356,737
Frontier North, Inc., Series G, 6.73%,
02/15/28 ................. 4,850 5,014,900
FTAI Aviation Investors LLC
(c)
5.50%, 05/01/28 ............ 1,637 1,636,422
7.88%, 12/01/30 ............ 3,348 3,495,965
7.00%, 05/01/31 ............ 697 714,515
5.88%, 04/15/33 ............ 169 165,348
Full House Resorts, Inc., 8.25%,
02/15/28
(c)
................ 2,412 2,194,920
Gap, Inc. (The)
(c)
3.63%, 10/01/29 ............ 629 587,552
3.88%, 10/01/31 ............ 1,394 1,262,773
Gen Digital, Inc.
(c)
6.75%, 09/30/27 ............ 2,841 2,843,875
6.25%, 04/01/33 ............ 944 917,677
Genesis Energy LP
7.88%, 05/15/32 ............ 2,922 3,005,014
8.00%, 05/15/33 ............ 1,382 1,428,010
GEO Group, Inc. (The), 8.63%,
04/15/29 ................. 2,441 2,535,058
GFL Environmental, Inc.
(c)
4.00%, 08/01/28 ............ 939 912,822
4.75%, 06/15/29 ............ 3,587 3,519,397
4.38%, 08/15/29 ............ 1,352 1,315,392
Global Atlantic Fin Co. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.55%), 7.25%,
03/01/56
(a)(c)
............... 1,127 1,062,268
Global Medical Response, Inc., 7.38%,
10/01/32
(c)
................ 855 887,866
Security
Par (000)
Par (000) Value
United States (continued)
Global Partners LP
(c)
8.25%, 01/15/32 ............ USD 831 $ 858,797
7.13%, 07/01/33 ............ 729 734,951
Go Daddy Operating Co. LLC, 5.25%,
12/01/27
(c)
................ 1,463 1,457,037
Goldman Sachs Bank USA, 6.60%,
09/12/30
(a)(d)
............... 79,100 75,667,060
Goldman Sachs Finance Corp.
International Ltd.
(h)(p)
Series 1MTN, 0.00%, 02/28/28
(d)
. 2,900 2,757,320
Series 1MTN, 0.00%, 08/18/28
(b)
. 9,000 8,811,810
0.00%, 11/06/28
(b)
........... 500 466,520
Goldman Sachs Group, Inc. (The)
1.50%, 12/07/27
(b)
........... GBP 4,803 5,993,460
0.88%, 05/09/29
(b)
........... EUR 5,800 6,200,535
(1-day SOFR + 1.21%), 5.05%,
07/23/30
(a)
.............. USD 27,361 27,690,630
(1-day SOFR + 1.14%), 4.69%,
10/23/30
(a)
.............. 8,535 8,541,683
(3-mo. EURIBOR + 0.95%), 3.51%,
08/17/33
(a)(b)
............. EUR 17,540 19,702,420
(3-mo. EURIBOR + 1.10%), 3.98%,
12/18/36
(a)(b)
............. 42,802 48,102,694
(3-mo. EURIBOR + 1.10%), 3.98%,
12/18/36
(a)(b)
............. 11,660 13,104,000
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 ............ USD 593 587,089
5.25%, 04/30/31 ............ 100 90,209
5.25%, 07/15/31 ............ 4,740 4,239,671
5.63%, 04/30/33 ............ 1,771 1,552,874
GoTo Group, Inc.
(c)
5.50%, 05/01/28 ............ 7,778 2,177,784
5.50%, 05/01/28 ............ 7,428 5,810,174
Grand Canyon University, 5.13%,
10/01/28 ................. 8,775 8,651,187
Granite Ridge Resources, Inc., 8.88%,
11/05/29
(c)
................. 58,219 56,869,036
Graphic Packaging International LLC
(c)
3.75%, 02/01/30 ............ 1,449 1,329,843
6.38%, 07/15/32 ............ 1,096 1,090,829
Gray Media, Inc.
(c)
9.63%, 07/15/32 ............ 6,544 6,543,584
7.25%, 08/15/33 ............ 2,520 2,539,331
Group 1 Automotive, Inc.
(c)
4.00%, 08/15/28 ............ 222 214,832
6.38%, 01/15/30 ............ 1,744 1,755,699
GS Finance Corp.
(a)
5.95%, 01/15/31 ............ 109,650 105,235,601
6.11%, 02/17/31 ............ 30,113 29,248,727
7.35%, 02/17/31 ............ 62,541 60,867,840
Haleon US Capital LLC, 3.38%,
03/24/27 ................. 11,600 11,486,569
Harvest Midstream I LP
(c)
7.50%, 09/01/28 ............ 2,277 2,299,089
7.50%, 05/15/32 ............ 679 692,088
HCA, Inc.
3.13%, 03/15/27 ............ 23,990 23,681,834
4.13%, 06/15/29 ............ 8,980 8,855,855
4.90%, 11/15/35 ............ 7,639 7,385,461
4.63%, 03/15/52 ............ 12,975 10,357,852
Herc Holdings, Inc.
(c)
6.63%, 06/15/29 ............ 73 74,199
7.00%, 06/15/30 ............ 4,589 4,705,418
7.25%, 06/15/33 ............ 2,296 2,352,808

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Hess Midstream Operations LP
(c)
5.88%, 03/01/28 ............ USD 578 $ 581,709
6.50%, 06/01/29 ............ 3,022 3,087,049
5.50%, 10/15/30 ............ 563 558,550
Hilcorp Energy I LP
(c)
6.25%, 11/01/28 ............ 321 321,643
6.00%, 04/15/30 ............ 129 125,564
6.00%, 02/01/31 ............ 2,535 2,463,847
6.25%, 04/15/32 ............ 51 49,359
8.38%, 11/01/33 ............ 1,699 1,772,621
6.88%, 05/15/34 ............ 2,651 2,590,001
Hilton Domestic Operating Co., Inc.
(c)
5.88%, 04/01/29 ............ 4,842 4,889,621
3.75%, 05/01/29 ............ 1,062 1,016,595
4.00%, 05/01/31 ............ 4,208 3,945,646
6.13%, 04/01/32 ............ 418 424,271
Hilton Grand Vacations Borrower LLC
(c)
5.00%, 06/01/29 ............ 1,785 1,694,929
4.88%, 07/01/31 ............ 1,094 987,176
6.63%, 01/15/32 ............ 490 483,979
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ................. 703 702,566
HLF Financing SARL LLC, 4.88%,
06/01/29
(c)
................ 3,857 3,609,165
Hologic, Inc., 4.63%, 02/01/28
(c)
.... 579 578,131
Home Depot, Inc. (The), 4.88%,
06/25/27 ................. 900 908,681
Homes By West Bay LLC, 11.00%,
02/06/30
(d)
................ 80,958 79,946,025
Howard Hughes Corp. (The)
(c)
4.13%, 02/01/29 ............ 2,604 2,463,094
4.38%, 02/01/31 ............ 433 397,516
5.88%, 03/01/32 ............ 80 76,983
Howard Midstream Energy Partners
LLC
(c)
7.38%, 07/15/32 ............ 1,729 1,787,867
6.63%, 01/15/34 ............ 459 460,745
HUB International Ltd., 7.25%,
06/15/30
(c)
................ 6,905 7,073,510
Huntsman International LLC
4.50%, 05/01/29 ............ 299 279,598
2.95%, 06/15/31 ............ 1,959 1,624,876
iHeartCommunications, Inc.
(c)
9.13%, 05/01/29 ............ 1,897 1,722,665
7.75%, 08/15/30 ............ 3,070 2,444,185
Imola Merger Corp., 4.75%, 05/15/29
(c)
3,135 3,047,012
Infinity Natural Resources LLC, 7.63%,
04/01/31
(c)
................ 4,225 4,247,308
ION Platform Finance US, Inc.
(c)
8.75%, 05/01/29 ............ 201 186,921
9.00%, 08/01/29 ............ 1,294 1,199,632
7.88%, 09/30/32 ............ 7,228 5,594,658
IQVIA, Inc.
(c)
5.00%, 10/15/26 ............ 1,708 1,706,153
5.00%, 05/15/27 ............ 782 779,044
6.50%, 05/15/30 ............ 1,500 1,531,378
Iron Mountain, Inc.
5.25%, 03/15/28
(c)
........... 1,265 1,257,852
5.00%, 07/15/28
(c)
........... 751 742,999
7.00%, 02/15/29
(c)
........... 3,833 3,906,636
4.88%, 09/15/29
(c)
........... 1,085 1,055,638
5.25%, 07/15/30
(c)
........... 4,719 4,584,778
5.63%, 07/15/32
(c)
........... 280 271,816
4.75%, 01/15/34
(b)
........... EUR 16,920 18,198,085
ITT Holdings LLC, 6.50%, 08/01/29
(c)
USD 2,580 2,508,633
Security
Par (000)
Par (000) Value
United States (continued)
J.P. Morgan Structured Products BV
(b)(d)
10.00%, 05/21/26 ........... USD 11,024 $ 11,038,477
13.00%, 02/03/28 ........... 18,008 19,007,557
Jackson National Life Global Funding,
4.60%, 10/01/29
(c)
........... 1,000 990,212
James Hardie International Finance
DAC, 5.00%, 01/15/28
(c)
....... 400 397,087
Jane Street Group
(c)
4.50%, 11/15/29 ............ 206 199,657
7.13%, 04/30/31 ............ 4,204 4,321,527
6.13%, 11/01/32 ............ 3,361 3,323,655
Jazz Securities DAC, 4.38%, 01/15/29
(c)
2,855 2,784,424
Jefferies Finance LLC
(c)
5.00%, 08/15/28 ............ 2,443 2,276,538
6.63%, 10/15/31 ............ 1,302 1,241,326
Jefferies GmbH, (ESTR12MA + 1.45%),
3.37%, 02/06/28
(a)(b)
.......... EUR 11,500 13,244,423
Jefferson Capital Holdings LLC, 8.25%,
05/15/30
(c)
................ USD 421 438,145
JetBlue Airways Corp., 9.88%,
09/20/31
(c)
................ 1,855 1,753,083
JetBlue Pass-Through Trust, Series
2019-1, Class AA, 2.75%, 05/15/32 2,590 2,295,728
Jose Andres Group 1L Notes, 10.00%,
11/14/32
(d)
................ 18,923 14,050,328
JP Morgan Structured Products BV,
10.00%, 05/21/26
(b)(d)
......... 7,580 7,589,679
JPMorgan Chase & Co.
3.63%, 12/01/27 ............ 1,000 988,792
(3-mo. CME Term SOFR + 1.51%),
2.74%, 10/15/30
(a)
......... 17,985 16,938,478
(1-day SOFR + 1.46%), 5.29%,
07/22/35
(a)
.............. 1,900 1,923,527
JPMorgan Chase Financial Co. LLC,
Series 1, 0.00%, 04/11/28
(b)(h)(p)
... 4,000 3,822,000
K. Hovnanian Enterprises, Inc., 8.00%,
04/01/31
(c)
................ 1,320 1,305,064
Kaiser Aluminum Corp., 4.50%,
06/01/31
(c)
................ 908 857,821
KeHE Distributors LLC, 9.00%,
02/15/29
(c)
................ 2,960 3,081,508
KFC Holding Co., 4.75%, 06/01/27
(c)
. 1,581 1,578,244
Kinetik Holdings LP
(c)
6.63%, 12/15/28 ............ 3,682 3,744,310
5.88%, 06/15/30 ............ 506 507,862
Kodiak Gas Services LLC
(c)
7.25%, 02/15/29 ............ 2,295 2,377,746
5.88%, 04/01/31 ............ 100 100,495
Kohl's Corp., 5.13%, 05/01/31
(g)
.... 4,224 3,179,146
Kronos International, Inc.
(b)
9.50%, 03/15/29 ............ EUR 5,520 5,481,256
9.50%, 03/15/29 ............ 6,916 6,867,458
Ladder Capital Finance Holdings LLLP,
7.00%, 07/15/31
(c)
........... USD 420 434,165
Lamar Media Corp.
3.75%, 02/15/28 ............ 153 148,811
4.88%, 01/15/29 ............ 2,613 2,581,869
Lamb Weston Holdings, Inc.
(c)
4.13%, 01/31/30 ............ 1,935 1,842,210
4.38%, 01/31/32 ............ 630 585,240
LCM Investments Holdings II LLC
(c)
4.88%, 05/01/29 ............ 76 73,956
8.25%, 08/01/31 ............ 4,273 4,438,557
Lessen LLC, (3-mo. CME Term SOFR +
8.50%), 12.76%, 01/05/28
(a)(c)(d)
.. 43,180 32,436,878

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Level 3 Financing, Inc.
(c)
3.75%, 07/15/29 ............ USD 265 $ 245,787
6.88%, 06/30/33 ............ 4,724 4,810,603
8.50%, 01/15/36 ............ 11,595 12,098,359
LGI Homes, Inc.
(c)
8.75%, 12/15/28 ............ 6,472 6,621,710
7.00%, 11/15/32 ............ 10,726 9,945,440
LifePoint Health, Inc.
(c)
9.88%, 08/15/30 ............ 2,865 3,029,772
11.00%, 10/15/30 ........... 2,265 2,435,940
8.38%, 02/15/32 ............ 922 984,624
Light & Wonder International, Inc.
(c)
7.50%, 09/01/31 ............ 2,189 2,246,571
6.25%, 10/01/33 ............ 31 30,370
Lightning Power LLC, 7.25%,
08/15/32
(c)
................ 2,055 2,136,127
Lithia Motors, Inc.
(c)
4.63%, 12/15/27 ............ 740 730,209
3.88%, 06/01/29 ............ 398 378,026
5.50%, 10/01/30 ............ 2,233 2,188,184
Live Nation Entertainment, Inc.
(c)
6.50%, 05/15/27 ............ 560 560,712
4.75%, 10/15/27 ............ 1,517 1,507,571
3.75%, 01/15/28 ............ 212 206,749
LYB International Finance II BV, 3.50%,
03/02/27 ................. 6,000 5,941,106
LYB International Finance III LLC,
5.13%, 01/15/31 ............ 13,354 13,370,247
Madison IAQ LLC, 4.13%, 06/30/28
(c)
1,990 1,943,421
Magnera Corp., 7.25%, 11/15/31
(c)
.. 3,813 3,529,313
Manufacturers & Traders Trust Co.,
4.70%, 01/27/28 ............ 800 804,712
Marriott Ownership Resorts, Inc.,
6.50%, 10/01/33
(c)
........... 663 630,406
Mars, Inc.
(c)
4.55%, 04/20/28 ............ 1,500 1,509,999
4.65%, 04/20/31 ............ 100 100,698
5.70%, 05/01/55 ............ 34,012 33,164,165
Massachusetts Institute of Technology,
3.96%, 07/01/38 ............ 8,375 7,660,485
Matador Resources Co.
(c)
6.50%, 04/15/32 ............ 1,689 1,707,393
6.25%, 04/15/33 ............ 683 683,642
Match Group Holdings II LLC
(c)
5.00%, 12/15/27 ............ 1,082 1,077,483
4.13%, 08/01/30 ............ 1,421 1,316,885
6.13%, 09/15/33 ............ 1,066 1,035,953
McGraw-Hill Education, Inc., 7.38%,
09/01/31
(c)
................ 3,317 3,379,316
Medline Borrower LP
(c)
6.25%, 04/01/29 ............ 1,812 1,846,397
5.25%, 10/01/29 ............ 2,514 2,491,860
Metropolitan Life Global Funding I,
1.63%, 10/12/28
(b)
........... GBP 4,416 5,385,017
MGM Resorts International
5.50%, 04/15/27 ............ USD 275 275,561
4.75%, 10/15/28 ............ 1,099 1,078,445
Michaels Cos., Inc. (The), 8.50%,
03/15/33
(c)
................ 1,853 1,803,884
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
................ 5,183 5,026,572
Millrose Properties, Inc.
(c)
6.38%, 08/01/30 ............ 3,020 3,019,060
6.25%, 09/15/32 ............ 357 350,434
Security
Par (000)
Par (000) Value
United States (continued)
Miter Brands Acquisition Holdco, Inc.,
6.75%, 04/01/32
(c)
........... USD 1,378 $ 1,319,784
MKS, Inc.
(b)
4.25%, 02/15/34 ............ EUR 4,423 4,884,352
4.25%, 02/15/34 ............ 13,762 15,197,479
Mobius Merger Sub, Inc., 9.00%,
06/01/30
(c)
................ USD 1,630 1,149,276
Mohegan Tribal Gaming Authority,
11.88%, 04/15/31
(c)
.......... 4,263 4,441,053
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ............ 191 184,690
3.88%, 11/15/30 ............ 3,626 3,241,752
6.50%, 02/15/31 ............ 549 539,725
3.88%, 05/15/32 ............ 1,846 1,603,475
6.25%, 01/15/33 ............ 247 239,489
Morgan Stanley
(a)
(3-mo. CME Term SOFR + 1.40%),
3.77%, 01/24/29 .......... 9,015 8,894,228
(1-day SOFR + 1.73%), 5.12%,
02/01/29 ............... 9,010 9,108,537
(1-day SOFR + 0.80%), 4.24%,
01/09/30 ............... 27,961 27,678,831
(1-day SOFR + 1.10%), 4.65%,
10/18/30 ............... 8,525 8,521,484
Morgan Stanley Bank NA , (1-day SOFR
+ 0.68%), 4.45%, 10/15/27
(a)
.... 250 250,155
Morgan Stanley Finance LLC, Series
2330, 0.00%, 02/02/29
(b)(h)(p)
..... 1,700 1,726,350
Motorola Solutions, Inc., 4.60%,
02/23/28 ................. 1,800 1,806,887
MPLX LP, 4.25%, 12/01/27 ....... 1,200 1,196,485
MPT Operating Partnership LP
0.99%, 10/15/26 ............ EUR 9,446 10,449,905
7.00%, 02/15/32
(b)
........... 12,579 14,308,486
Murphy Oil Corp., 6.50%, 02/15/34 .. USD 970 957,936
Murphy Oil USA, Inc., 4.75%, 09/15/29 72 71,015
NCL Corp. Ltd.
(c)
7.75%, 02/15/29 ............ 2,104 2,190,523
5.88%, 01/15/31 ............ 1,134 1,101,756
6.75%, 02/01/32 ............ 4,098 4,066,907
6.25%, 09/15/33 ............ 447 433,741
NCL Finance Ltd., 6.13%, 03/15/28
(c)
. 1,304 1,315,204
NCR Atleos Corp., 9.50%, 04/01/29
(c)
17,288 18,505,808
NCR Voyix Corp., 5.13%, 04/15/29
(c)
. 600 573,874
Neogen Food Safety Corp., 8.63%,
07/20/30
(c)
................ 4,024 4,226,504
Neptune Bidco US, Inc.
(c)
9.29%, 04/15/29 ............ 314 314,872
10.38%, 05/15/31 ........... 3,684 3,717,186
9.50%, 02/15/33 ............ 5,343 5,183,987
New Generation Gas Gathering LLC,
10.34%, 09/30/29
(c)(d)
......... 39,062 39,307,982
Newell Brands, Inc.
6.38%, 09/15/27 ............ 694 697,393
6.63%, 09/15/29 ............ 2,234 2,180,572
6.38%, 05/15/30 ............ 1,518 1,457,150
Nexstar Media, Inc.
(c)
5.63%, 07/15/27 ............ 1,643 1,642,219
4.75%, 11/01/28 ............ 2,241 2,203,487
7.25%, 04/15/34 ............ 1,062 1,065,161
Nissan Motor Acceptance Co. LLC
(c)
1.85%, 09/16/26 ............ 1,485 1,459,539
2.75%, 03/09/28 ............ 100 93,494
7.05%, 09/15/28 ............ 421 427,563
5.63%, 09/29/28 ............ 627 615,305

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
6.13%, 09/30/30 ............ USD 2,273 $ 2,184,446
Noble Finance II LLC, 8.00%,
04/15/30
(c)
................ 2,470 2,543,079
Nordstrom, Inc., 4.38%, 04/01/30 ... 657 613,278
Northern Oil & Gas, Inc.
(c)
8.75%, 06/15/31 ............ 100 103,985
7.88%, 10/15/33 ............ 4,403 4,555,577
Novelis Corp.
(c)
4.75%, 01/30/30 ............ 4,764 4,490,070
6.88%, 01/30/30 ............ 1,893 1,909,414
6.38%, 08/15/33 ............ 648 635,619
NRG Energy, Inc.
5.75%, 01/15/28 ............ 190 190,354
3.38%, 02/15/29
(c)
........... 1,423 1,349,023
5.25%, 06/15/29
(c)
........... 3,426 3,391,937
5.75%, 07/15/29
(c)
........... 6,119 6,109,852
3.63%, 02/15/31
(c)
........... 588 541,461
3.88%, 02/15/32
(c)
........... 1,022 936,928
5.75%, 01/15/34
(c)
........... 100 98,642
6.25%, 11/01/34
(c)
........... 214 215,706
NuStar Logistics LP, 6.38%, 10/01/30 389 402,225
Nuveen LLC, 4.00%, 11/01/28
(c)
.... 1,400 1,389,064
Oak-Eagle AcquireCo, Inc., 7.25%,
07/01/33
(c)
................ 3,135 3,248,156
OI European Group BV, 4.75%,
02/15/30
(c)
................ 841 784,806
Olin Corp.
5.00%, 02/01/30 ............ 914 875,507
6.63%, 04/01/33
(c)
........... 1,875 1,834,174
Olympus Water US Holding Corp.
5.38%, 10/01/29
(b)
........... EUR 2,048 2,185,998
6.25%, 10/01/29
(c)
........... USD 4,047 3,824,585
6.75%, 08/01/32
(c)
........... 1,876 1,786,559
6.13%, 02/15/33
(b)
........... EUR 5,844 6,492,748
ONEOK, Inc., 4.00%, 07/13/27 ..... USD 100 99,431
Oracle Corp.
4.30%, 07/08/34 ............ 200 177,351
5.70%, 02/04/36 ............ 15,969 15,354,007
Osaic Holdings, Inc., 6.75%, 08/01/32
(c)
1,370 1,370,171
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 ............ 2,267 2,261,656
7.38%, 02/15/31 ............ 21 21,897
Owens-Brockway Glass Container, Inc.,
7.25%, 05/15/31
(c)
........... 3,261 3,122,744
Packaging Corp. of America, 3.40%,
12/15/27 ................. 100 98,319
Palomino Funding Trust I, 7.23%,
05/17/28
(c)
................ 4,440 4,638,192
Panther Escrow Issuer LLC, 7.13%,
06/01/31
(c)
................ 5,394 5,412,118
Paramount Global, (3-mo. SOFR +
4.16%), 6.25%, 02/28/57
(a)
..... 603 404,010
Park Intermediate Holdings LLC
(c)
5.88%, 10/01/28 ............ 3,822 3,803,624
4.88%, 05/15/29 ............ 7,315 7,021,642
7.00%, 02/01/30 ............ 1,107 1,120,554
Park River Holdings, Inc., 8.75%,
12/31/30
(c)
................ 4,205 3,872,945
PennyMac Financial Services, Inc.
(c)
7.88%, 12/15/29 ............ 1,773 1,813,719
7.13%, 11/15/30 ............ 1,690 1,679,479
5.75%, 09/15/31 ............ 744 688,369
6.88%, 05/15/32 ............ 283 273,093
6.88%, 02/15/33 ............ 1,140 1,090,680
6.75%, 02/15/34 ............ 2,182 2,042,000
Security
Par (000)
Par (000) Value
United States (continued)
Penske Truck Leasing Co. LP, 5.25%,
07/01/29
(c)
................ USD 2,100 $ 2,130,494
Performance Food Group, Inc.
(c)
4.25%, 08/01/29 ............ 3,005 2,886,496
6.13%, 09/15/32 ............ 408 408,754
Perimeter Holdings LLC, 6.25%,
01/15/34
(c)
................ 617 605,123
Permian Resources Operating LLC
(c)
8.00%, 04/15/27 ............ 9,512 9,520,111
5.88%, 07/01/29 ............ 1,895 1,897,162
7.00%, 01/15/32 ............ 3,226 3,340,507
Perrigo Finance Unlimited Co.
5.15%, 06/15/30
(g)
........... 939 847,675
6.13%, 09/30/32 ............ 2,899 2,645,137
PetSmart LLC, 10.00%, 09/15/33
(c)
.. 5,191 5,179,077
PG&E Corp., 5.25%, 07/01/30 ..... 200 197,358
Philip Morris International, Inc., 1.45%,
08/01/39 ................. EUR 16,804 13,590,380
Pilgrim's Pride Corp.
4.25%, 04/15/31 ............ USD 2,853 2,725,232
3.50%, 03/01/32 ............ 1,661 1,507,763
6.25%, 07/01/33 ............ 100 104,718
6.88%, 05/15/34 ............ 140 151,139
Pioneer Midco LLC, 10.50%, 11/18/30
(a)
(c)(d)
..................... 38,618 38,571,566
Pitney Bowes, Inc., 6.88%, 03/15/27
(c)
13,830 13,811,746
Post Holdings, Inc.
(c)
4.63%, 04/15/30 ............ 1,003 962,885
6.25%, 02/15/32 ............ 1,765 1,783,248
6.38%, 03/01/33 ............ 2,362 2,326,907
6.50%, 03/15/36 ............ 1,983 1,941,993
PRA Group Europe Holding II SARL,
6.25%, 09/30/32
(b)
........... EUR 9,527 10,414,900
Prestige Brands, Inc., 5.13%,
01/15/28
(c)
................ USD 270 269,419
Prime Investments LLC, 11.00%,
05/01/30
(d)
................ 47,342 49,117,784
Prime Security Services Borrower LLC,
3.38%, 08/31/27
(c)
........... 1,361 1,324,607
Qnity Electronics, Inc.
(c)
5.75%, 08/15/32 ............ 1,021 1,022,216
6.25%, 08/15/33 ............ 567 573,315
Quikrete Holdings, Inc.
(c)
6.38%, 03/01/32 ............ 6,049 6,133,704
6.75%, 03/01/33 ............ 1,526 1,549,867
QXO Building Products, Inc., 6.75%,
04/30/32
(c)
................ 2,945 3,003,873
Rand Parent LLC, 8.50%, 02/15/30
(c)
. 1,430 1,467,931
Resort Communities LoanCo. LP,
12.00%, 11/21/28
(c)(d)
......... 119,650 117,783,492
Resorts World Las Vegas LLC
4.63%, 04/16/29
(c)
........... 2,800 2,397,416
4.63%, 04/16/29
(b)
........... 14,000 11,987,080
8.45%, 07/27/30
(c)
........... 2,300 2,195,419
Reworld Holding Corp., 4.88%,
12/01/29
(c)
................ 3,867 3,625,161
RHP Hotel Properties LP
(c)
7.25%, 07/15/28 ............ 375 382,869
4.50%, 02/15/29 ............ 2,878 2,789,922
RingCentral, Inc., 8.50%, 08/15/30
(c)
. 19,845 20,761,422
RLJ Lodging Trust LP, 3.75%,
07/01/26
(c)
................ 2,416 2,404,216
ROBLOX Corp., 3.88%, 05/01/30
(c)
.. 1,474 1,385,240
Rocket Cos., Inc.
(c)
6.50%, 08/01/29 ............ 3,973 4,017,718

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
7.13%, 02/01/32 ............ USD 4,651 $ 4,793,939
6.38%, 08/01/33 ............ 388 392,169
Rocket Mortgage LLC
(c)
2.88%, 10/15/26 ............ 1,109 1,097,003
3.88%, 03/01/31 ............ 1,005 927,392
Rocket Software, Inc., 9.00%,
11/28/28
(c)
................. 2,436 2,432,342
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(c)
................ 2,239 2,183,169
Ryan Specialty LLC
(c)
4.38%, 02/01/30 ............ 1,279 1,239,058
5.88%, 08/01/32 ............ 664 656,274
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(c)
................ 10,180 10,417,428
Sabre GLBL, Inc.
(c)
10.75%, 11/15/29 ........... 5,427 4,635,987
10.75%, 03/15/30 ........... 7,700 6,471,819
Salesforce, Inc., 4.50%, 03/15/28 ... 11,630 11,632,995
SBA Communications Corp., 3.88%,
02/15/27 ................. 2,754 2,725,979
Schneider Electric SE, 1.25%,
09/23/33
(b)(p)
............... EUR 5,200 5,971,401
SCIH Salt Holdings, Inc., 4.88%,
05/01/28
(c)
................ USD 2,089 2,065,171
SCIL IV LLC, 9.50%, 07/15/28
(b)
.... EUR 6,111 7,278,043
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/29 ............ USD 389 380,276
4.38%, 02/01/32 ............ 600 560,378
Seagate Data Storage Technology Pte.
Ltd.
(c)
8.25%, 12/15/29 ............ 12,058 12,663,167
5.88%, 07/15/30 ............ 4,015 4,081,006
8.50%, 07/15/31 ............ 6,822 7,152,499
9.63%, 12/01/32 ............ 12,652 14,061,534
Sealed Air Corp.
(c)
4.00%, 12/01/27 ............ 973 970,566
6.13%, 02/01/28 ............ 311 314,897
7.25%, 02/15/31 ............ 2,269 2,379,331
Select Medical Corp., 6.25%, 12/01/32
(c)
3,385 3,226,236
Sempra Infrastructure Partners LP,
3.25%, 01/15/32
(c)
........... 200 176,729
Sensata Technologies BV, 4.00%,
04/15/29
(c)
................ 631 608,890
Sensata Technologies, Inc.
(c)
4.38%, 02/15/30 ............ 733 700,992
3.75%, 02/15/31 ............ 1,004 931,230
6.63%, 07/15/32 ............ 1,032 1,052,624
Service Corp. International
4.63%, 12/15/27 ............ 969 959,186
5.13%, 06/01/29 ............ 2,452 2,436,130
3.38%, 08/15/30 ............ 314 289,703
Service Properties Trust
0.00%, 09/30/27
(c)(h)
.......... 10,795 9,821,240
5.50%, 12/15/27 ............ 1,318 1,319,731
4.95%, 10/01/29 ............ 3,813 3,453,434
4.38%, 02/15/30 ............ 1,887 1,675,694
8.88%, 06/15/32 ............ 21,043 20,856,521
Shift4 Payments LLC
6.75%, 08/15/32
(c)
........... 2,517 2,475,080
5.50%, 05/15/33
(b)
........... EUR 16,451 17,926,407
Sinclair Television Group, Inc., 8.13%,
02/15/33
(c)
................ USD 100 101,656
Sirius XM Radio LLC
(c)
5.00%, 08/01/27 ............ 4,633 4,626,533
4.00%, 07/15/28 ............ 3,413 3,294,435
Security
Par (000)
Par (000) Value
United States (continued)
4.13%, 07/01/30 ............ USD 1,029 $ 963,481
Six Flags Entertainment Corp.
5.25%, 07/15/29 ............ 181 173,131
8.63%, 01/15/32
(c)
........... 6,295 6,305,156
SK Invictus Intermediate II SARL,
5.00%, 10/30/29
(c)
........... 963 939,280
SLM Corp., 3.13%, 11/02/26 ...... 393 389,377
SM Energy Co.
6.63%, 01/15/27 ............ 159 158,989
6.75%, 08/01/29
(c)
........... 1,962 1,991,718
7.00%, 08/01/32
(c)
........... 1,666 1,701,143
6.63%, 04/15/34
(c)
........... 849 846,601
Smyrna Ready Mix Concrete LLC
(c)
6.00%, 11/01/28 ............ 1,299 1,289,203
8.88%, 11/15/31 ............ 1,973 2,034,558
Snap, Inc.
(c)
6.88%, 03/01/33 ............ 271 255,897
6.88%, 03/15/34 ............ 3,242 3,049,324
Solaris Energy Infrastructure, Inc.
(p)
4.75%, 05/01/30
(c)
........... 12,834 30,455,082
0.25%, 10/01/31 ............ 41,735 52,116,581
Solstice Advanced Materials, Inc.,
5.63%, 09/30/33
(c)
........... 995 981,112
Somnigroup International, Inc.
(c)
4.00%, 04/15/29 ............ 361 347,157
3.88%, 10/15/31 ............ 289 262,745
Sonder Holdings, Inc., 7.00%, (7.00%
Cash or 7.00% PIK), 12/10/27
(d)(e)(f)(o)
43,252 —
Sonic Automotive, Inc.
(c)
4.63%, 11/15/29 ............ 564 546,758
4.88%, 11/15/31 ............ 803 761,107
Spectrum Brands, Inc., 3.88%,
03/15/31
(c)
................ 2,966 2,560,004
Spirit Airlines Pass-Through Trust
Series 2015-1,Class A, 4.10%,
04/01/28
(e)(f)
............. 329 322,923
Series 2017-1,Class AA, 3.38%,
02/15/30 ............... 3,750 3,503,913
Series 2017-1A,Class A, 3.65%,
02/15/30
(e)(f)
............. 9,840 8,991,103
Sprint Spectrum Co. LLC, 5.15%,
03/20/28
(c)
................ 738 741,644
SS&C Technologies, Inc.
(c)
5.50%, 09/30/27 ............ 413 413,278
6.50%, 06/01/32 ............ 357 357,012
Stagwell Global LLC, 5.63%, 08/15/29
(c)
3,015 2,870,438
Standard Building Solutions, Inc.
(c)
6.50%, 08/15/32 ............ 4,139 4,141,140
6.25%, 08/01/33 ............ 359 354,963
Standard Industries, Inc.
(c)
4.75%, 01/15/28 ............ 627 619,778
4.38%, 07/15/30 ............ 2,192 2,066,102
3.38%, 01/15/31 ............ 65 58,264
Starwood Property Trust, Inc.
(c)
3.63%, 07/15/26 ............ 4,344 4,317,361
6.00%, 04/15/30 ............ 1,330 1,327,421
6.50%, 10/15/30 ............ 1,185 1,201,843
Starz Capital Holdings 1, Inc., 6.00%,
04/15/30
(c)(g)
............... 34,686 31,824,405
Starz Capital Holdings LLC, 5.50%,
04/15/29
(c)
................ 3,267 2,662,605
Station Casinos LLC, 6.63%, 03/15/32
(c)
2,082 2,090,078
Stem, Inc., 0.50%, 12/01/28
(c)(p)
.... 1,234 505,243
STL Holding Co. LLC, 8.75%,
02/15/29
(c)
................ 4,671 4,825,774

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Stonex Escrow Issuer LLC, 6.88%,
07/15/32
(c)
................ USD 1,194 $ 1,206,689
StoneX Group, Inc., 7.88%, 03/01/31
(c)
510 529,700
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
................ 1,199 1,128,113
Sun Country Airlines Pass-Through
Trusts, Series 2022-1A, 4.84%,
03/15/31
(d)
................ 5,193 5,108,658
Sunoco LP
5.88%, 03/15/28 ............ 145 144,940
7.00%, 09/15/28
(c)
........... 2,721 2,776,212
7.00%, 05/01/29
(c)
........... 1,438 1,475,040
4.50%, 05/15/29 ............ 2,679 2,612,352
4.50%, 10/01/29
(c)
........... 1,229 1,187,561
4.63%, 05/01/30
(c)
........... 1,636 1,574,436
5.63%, 03/15/31
(c)
........... 3,477 3,461,052
7.25%, 05/01/32
(c)
........... 100 103,467
6.63%, 08/15/32
(c)
........... 883 896,834
SV RNO Property Owner 1 LLC, 5.88%,
03/01/31
(c)
................ 5,310 5,248,895
Synchrony Financial, 7.25%, 02/02/33 1,705 1,741,455
Talen Energy Supply LLC
(c)
8.63%, 06/01/30 ............ 12,612 13,230,959
6.25%, 02/01/34 ............ 1,427 1,411,101
Tallgrass Energy Partners LP
(c)
5.50%, 01/15/28 ............ 1,019 1,010,380
7.38%, 02/15/29 ............ 1,226 1,261,231
6.00%, 12/31/30 ............ 1,641 1,632,641
6.00%, 09/01/31 ............ 411 405,583
Taylor Morrison Communities, Inc.
(c)
5.75%, 01/15/28 ............ 735 736,899
5.13%, 08/01/30 ............ 1,023 1,011,298
Teleflex, Inc.
4.63%, 11/15/27 ............ 589 583,828
4.25%, 06/01/28
(c)
........... 2,200 2,139,284
Tenet Healthcare Corp.
5.13%, 11/01/27 ............ 1,475 1,473,556
4.63%, 06/15/28 ............ 5,249 5,202,009
6.13%, 10/01/28 ............ 1,665 1,668,870
4.25%, 06/01/29 ............ 3,910 3,791,336
4.38%, 01/15/30 ............ 799 773,893
6.13%, 06/15/30 ............ 2,746 2,763,854
6.75%, 05/15/31 ............ 320 327,083
Tenneco, Inc., 8.00%, 11/17/28
(c)
... 4,805 4,787,910
Terex Corp., 5.00%, 05/15/29
(c)
..... 776 764,520
Texas Capital Bancshares, Inc.
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.15%), 4.00%, 05/06/31 .... 15,257 15,231,781
(1-day SOFR + 1.94%), 5.30%,
02/27/32 ............... 8,772 8,648,798
T-Mobile USA, Inc., 2.05%, 02/15/28 . 200 191,834
TopBuild Corp.
(c)
3.63%, 03/15/29 ............ 877 835,154
4.13%, 02/15/32 ............ 110 101,374
5.63%, 01/31/34 ............ 407 398,360
Toyota Motor Credit Corp., 5.40%,
11/20/26 .................. 900 907,070
TransDigm, Inc.
6.75%, 08/15/28
(c)
........... 6,349 6,426,077
4.63%, 01/15/29 ............ 1,316 1,293,002
6.38%, 03/01/29
(c)
........... 231 235,311
4.88%, 05/01/29 ............ 2,805 2,763,061
7.13%, 12/01/31
(c)
........... 1,008 1,040,413
6.63%, 03/01/32
(c)
........... 6,832 6,967,752
Security
Par (000)
Par (000) Value
United States (continued)
6.00%, 01/15/33
(c)
........... USD 583 $ 582,673
6.38%, 05/31/33
(c)
........... 4,636 4,611,282
6.75%, 01/31/34
(c)
........... 572 579,496
Transocean International Ltd.
(c)
8.25%, 05/15/29 ............ 2,903 2,999,536
7.88%, 10/15/32 ............ 1,782 1,904,067
Travel + Leisure Co., 6.63%, 07/31/26
(c)
3,315 3,317,811
UKG, Inc., 6.88%, 02/01/31
(c)
...... 2,386 2,331,875
United Airlines Holdings, Inc.
4.88%, 03/01/29 ............ 2,330 2,278,931
5.38%, 03/01/31 ............ 566 554,293
United Airlines Pass-Through Trust,
Series 2019-2, Class A, 2.90%,
05/01/28 ................. 1,682 1,611,353
United Rentals North America, Inc.
3.88%, 11/15/27 ............ 986 971,656
4.88%, 01/15/28 ............ 3,753 3,736,706
5.25%, 01/15/30 ............ 958 952,558
4.00%, 07/15/30 ............ 1,252 1,189,238
3.75%, 01/15/32 ............ 2,327 2,132,656
United Wholesale Mortgage LLC
(c)
5.75%, 06/15/27 ............ 1,764 1,736,147
5.50%, 04/15/29 ............ 5,545 5,190,043
UnitedHealth Group, Inc., 2.95%,
10/15/27 ................. 600 589,110
Uniti Group LP, 4.75%, 04/15/28
(c)
... 3,633 3,614,107
Univision Communications, Inc.
(c)
8.00%, 08/15/28 ............ 1,292 1,311,370
8.50%, 07/31/31 ............ 5,606 5,633,357
9.38%, 08/01/32 ............ 3,859 3,977,144
US Bancorp
(a)
(3-mo. EURIBOR + 0.80%), 2.82%,
05/21/28 ............... EUR 3,375 3,904,936
(3-mo. EURIBOR + 0.80%), 2.82%,
05/21/28 ............... 8,591 9,939,942
US Foods, Inc.
(c)
6.88%, 09/15/28 ............ USD 4,501 4,600,274
4.75%, 02/15/29 ............ 347 342,386
USA Compression Partners LP, 7.13%,
03/15/29
(c)
................ 2,600 2,660,258
UWM Holdings LLC, 6.25%, 03/15/31
(c)
3,529 3,213,809
Vail Resorts, Inc.
(c)
5.63%, 07/15/30 ............ 200 198,346
6.50%, 05/15/32 ............ 1,008 1,019,360
Venture Global Calcasieu Pass LLC
(c)
3.88%, 08/15/29 ............ 4,572 4,345,864
6.25%, 01/15/30 ............ 2,253 2,304,418
Venture Global LNG, Inc.
(c)
8.13%, 06/01/28 ............ 8,464 8,656,310
9.50%, 02/01/29 ............ 3,096 3,347,687
7.00%, 01/15/30 ............ 4,220 4,308,844
8.38%, 06/01/31 ............ 1,552 1,614,042
9.88%, 02/01/32 ............ 7,102 7,627,463
Venture Global Plaquemines LNG LLC
(c)
6.13%, 12/15/30 ............ 3,937 4,048,913
7.50%, 05/01/33 ............ 447 491,344
6.50%, 06/15/34 ............ 4,781 4,976,792
7.75%, 05/01/35 ............ 2,202 2,467,953
6.75%, 01/15/36 ............ 226 239,368
Versant Media Group, Inc., 7.25%,
01/30/31
(c)
................ 1,865 1,908,643
VF Corp.
0.25%, 02/25/28 ............ EUR 3,708 3,923,259
0.63%, 02/25/32 ............ 4,754 4,285,961
Viasat, Inc., 5.63%, 04/15/27
(c)
..... USD 3,342 3,319,424

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Viking Cruises Ltd.
(c)
7.00%, 02/15/29 ............ USD 1,309 $ 1,311,407
9.13%, 07/15/31 ............ 3,082 3,251,341
5.88%, 10/15/33 ............ 228 225,107
Vistra Operations Co. LLC
(c)
5.63%, 02/15/27 ............ 3,709 3,708,997
4.30%, 10/15/28 ............ 9,362 9,249,802
4.38%, 05/01/29 ............ 18,409 17,974,053
7.75%, 10/15/31 ............ 2,173 2,276,178
6.88%, 04/15/32 ............ 210 217,339
5.25%, 10/15/35 ............ 7,937 7,707,790
5.35%, 01/31/36 ............ 8,182 8,003,579
VoltaGrid LLC, 7.38%, 11/01/30
(c)
... 14,082 14,544,016
Voyager Parent LLC, 9.25%, 07/01/32
(c)
3,837 3,983,627
Wand NewCo 3, Inc., 7.63%, 01/30/32
(c)
2,518 2,574,647
Warnermedia Holdings, Inc., 3.76%,
03/15/27 ................. 23,118 22,834,573
Washington Mutual Bank
(d)(e)(f)
0.00%, 09/21/17
(a)
........... 25,126 2
0.00%, 09/21/17
(h)
........... 15,753 2
Washington Mutual Escrow Bonds
(d)(e)(f)
0.00%, 11/06/09 ............ 45,161 5
0.00%, 09/19/17
(h)
........... 2,631 —
Washington Mutual, Inc., 0.00%,
10/03/17
(a)(d)(e)(f)
............. 14,745 1
Wayfair LLC
(c)
7.25%, 10/31/29 ............ 1,484 1,514,844
7.75%, 09/15/30 ............ 1,936 2,015,641
6.75%, 11/15/32 ............ 685 690,200
WBI Operating LLC
(c)
6.25%, 10/15/30 ............ 1,174 1,180,997
6.50%, 10/15/33 ............ 1,041 1,033,047
Weekley Homes LLC, 4.88%,
09/15/28
(c)
................ 3,281 3,177,088
Wells Fargo & Co.
(a)
(Sterling Overnight Index Average +
1.28%), 3.47%, 04/26/28
(b)
... GBP 19,363 25,185,770
(3-mo. EURIBOR + 1.85%), 1.74%,
05/04/30
(b)
.............. EUR 12,200 13,355,266
(3-mo. CME Term SOFR + 1.43%),
2.88%, 10/30/30 .......... USD 27,048 25,519,218
WESCO Distribution, Inc.
(c)
7.25%, 06/15/28 ............ 100 100,545
6.38%, 03/15/29 ............ 3,599 3,663,455
6.63%, 03/15/32 ............ 1,474 1,508,683
6.38%, 03/15/33 ............ 222 226,165
Whirlpool Corp.
4.75%, 02/26/29 ............ 201 192,655
6.13%, 06/15/30 ............ 1,961 1,914,674
6.50%, 06/15/33 ............ 2,637 2,498,369
Williams Scotsman, Inc.
(c)
4.63%, 08/15/28 ............ 682 670,918
6.63%, 06/15/29 ............ 3,254 3,290,588
Windstream Services LLC
(c)
8.25%, 10/01/31 ............ 3,375 3,527,405
7.50%, 10/15/33 ............ 5,767 5,995,671
Wolfspeed, Inc.
2.50%, 06/15/31
(c)(p)
.......... 168 239,610
2.50%, 06/15/31
(p)
........... 163 232,479
7.00%, 06/15/31 ............ 396 313,831
WR Grace Holdings LLC
(c)
6.63%, 08/15/32 ............ 1,488 1,449,841
7.00%, 08/01/33 ............ 2,154 2,091,911
WRKCo, Inc., 3.90%, 06/01/28 ..... 100 98,784
Security
Par (000)
Par (000) Value
United States (continued)
WULF Compute LLC, 7.75%,
10/15/30
(c)
................ USD 4,053 $ 4,282,724
Wynn Resorts Finance LLC
(c)
7.13%, 02/15/31 ............ 2,465 2,583,924
6.25%, 03/15/33 ............ 1,020 1,009,391
Xerox Corp.
(c)
10.25%, 10/15/30 ........... 24,396 18,297,000
13.50%, 04/15/31
(r)
.......... 2,284 1,124,870
XHR LP, 4.88%, 06/01/29
(c)
....... 1,125 1,089,840
XPLR Infrastructure Operating Partners
LP
(c)
8.38%, 01/15/31 ............ 1,496 1,574,841
8.63%, 03/15/33 ............ 3,970 4,193,983
XPO, Inc., 7.13%, 02/01/32
(c)
...... 1,806 1,862,737
Yum! Brands, Inc.
4.75%, 01/15/30
(c)
........... 3,100 3,048,283
3.63%, 03/15/31 ............ 100 92,378
5.38%, 04/01/32 ............ 339 336,298
Zayo Group Holdings, Inc., 6.25%,
(6.25% Cash or 0.50% PIK),
03/09/30
(a)(c)(o)
.............. 5,219 5,188,574
Zions Bancorp NA, 3.25%, 10/29/29 . 6,693 6,206,679
4,625,588,653
Uzbekistan — 0.0%
Navoi Mining & Metallurgical Combinat
6.70%, 10/17/28
(c)
........... 4,059 4,128,814
6.70%, 10/17/28
(b)
........... 2,989 3,040,411
6.75%, 05/14/30
(c)
........... 1,229 1,263,043
6.75%, 05/14/30
(b)
........... 7,978 8,198,991
6.95%, 10/17/31
(c)
........... 4,598 4,781,920
21,413,179
Vietnam — 0.0%
Mong Duong Finance Holdings BV,
5.13%, 05/07/29
(b)
........... 8,829 8,676,824
Total Corporate Bonds — 23.9%
(Cost: $11,295,375,449) ........................... 11,084,815,785
Fixed Rate Loan Interests
Australia — 0.0%
Nqxt Capital Pty. Ltd., 1st Lien Term
Loan, 9.50%
,
 02/10/31 ........ AUD 24,100 16,627,795
France — 0.0%
Atos SE, 1st Lien Term Loan,
9.00%
,
 12/17/29 ............ EUR 7,804 9,167,028
India — 0.0%
AM Green BV, 1st Lien Term Loan,
8.00%
,
 04/12/27
(d)
........... USD 13,300 14,717,780
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., 1st Lien Term
Loan, 6.05%
,
 11/09/29
(d)
....... GBP 161 1,066
United States — 0.4%
(l)
Amf Mf Portfolio, 1st Lien Term Loan,
7.84%
,
 11/06/28
(d)
........... USD 2,968 3,082,766
AS HC LP - Note A - Assignment,
Delayed Draw 1st Lien Term Loan,
5.75%
,
 05/09/30
(d)
........... 12,834 12,107,888

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Aspen Owner LLC, 1st Lien Term Loan,
7.27%
,
 02/09/27
(d)
........... USD 58,433 $ 58,786,887
Houston Center, 1st Lien Term Loan
0.00%, 09/13/32
(d)(l)
.......... 18,105 2
Indigo, Delayed Draw 1st Lien Term
Loan, 5.82%
,
 03/18/32 ........ 132,792 132,460,020
206,437,563
Total Fixed Rate Loan Interests — 0.4%
(Cost: $242,938,463) ............................. 246,951,232
Floating Rate Loan Interests
Australia — 0.2%
(a)
Anticimex Global AB, Facility 1st
Lien Term Loan B10, (BSBY (3
months) at 0.50% Floor + 3.90%),
7.94%
,
 11/17/31
(d)
........... AUD 30,000 20,750,246
GEAR M Illawarra Met Coal Pty. Ltd.,
1st Lien Term Loan, (6-mo. CME
Term SOFR at 0.00% Floor +
8.50%), 12.13%
,
 12/01/32
(d)
..... USD 15,721 15,642,229
Insignia (Daintree Bidco Pty Ltd), 1st
Lien Term Loan B, 11/24/32
(d)(s)
... AUD 19,750 13,217,717
Snacking Investments Bidco Pty.
Ltd., 1st Lien Term Loan B,
(NOINDEX at 0.00% Floor + 3.50%),
3.50%
,
 10/14/32
(d)
........... 14,000 9,514,411
Teeg Bidco Pty. Ltd., 1st Lien Term
Loan B, 01/02/33
(s)
........... 22,500 15,523,875
74,648,478
Austria — 0.0%
Innio Group Holding GmbH, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 2.50%),
4.52%
,
 11/03/31
(a)
........... EUR 6,266 7,216,872
Belgium — 0.0%
(a)
QSRP Finco BV, Facility 1st Lien Term
Loan B3, (6-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.91%
,
 06/19/31 . 2,609 2,937,377
United Petfood Finance BV, 1st Lien
Term Loan B, (6-mo. EURIBOR
at 0.00% Floor + 2.25%),
4.40%
,
 02/26/32 ............ 3,416 3,916,803
6,854,180
Canada — 0.1%
(a)
Air Canada, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
 03/21/31
(l)
...... USD 1,076 1,065,368
Bausch + Lomb Corp., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
7.42%
,
 01/15/31
(l)
........... 20,323 20,348,126
Clarios Global LP, 1st Lien Term Loan,
(1-mo. EURIBOR at 0.00% Floor +
3.25%), 5.14%
,
 01/28/32 ...... EUR 4,650 5,355,085
Clarios Global LP, 1st Lien Term Loan
B, (1-mo. EURIBOR at 0.00% Floor
+ 3.00%), 4.89%
,
 07/16/31 ..... 2,000 2,305,065
Security
Par (000)
Par (000) Value
Canada (continued)
GFL Environmental Services, Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.17%
,
 03/03/32
(l)
........... USD 403 $ 402,725
Knowlton Development Corp., Inc., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.17%
,
 08/15/28
(l)
........... 858 849,539
Ontario Gaming GTA LP, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 4.25%),
7.95%
,
 08/01/30
(l)
........... 405 378,381
WestJet Loyalty LP, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.45%
,
 02/14/31
(l)
933 904,141
31,608,430
Cayman Islands — 0.0%
(a)
Flexsys Cayman Holdings LP, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 5.25%),
9.17%
,
 08/01/29 ............ 3,866 235,172
Usavflow II Ltd., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00%
Floor + 6.50%), 10.17%
,
 09/10/29
(d)
14,095 14,113,699
14,348,871
Finland — 0.0%
(a)
Ahlstrom Holding 3 Oy, Facility 1st Lien
Term Loan B4, (3-mo. EURIBOR
at 0.00% Floor + 3.75%), 5.83% -
5.94%
,
 05/27/30 ............ EUR 4,500 5,043,829
Mehilainen Yhtiot Oy, Facility 1st
Lien Term Loan B7, (3-mo.
EURIBOR at 0.00% Floor + 3.40%),
5.53%
,
 08/05/31 ............ 4,506 5,200,789
10,244,618
France — 0.1%
(a)
Betclic Everest Group, 1st Lien Term
Loan B, 12/10/31
(l)(s)
.......... USD 725 721,832
Betclic Everest Group, Facility 1st Lien
Term Loan B2, 12/09/31
(s)
...... EUR 5,774 6,557,229
ELSAN SAS, Facility 1st Lien Term
Loan B6, (3-mo. EURIBOR at 0.00%
Floor + 3.40%), 5.55%
,
 06/16/31 . 2,000 2,154,944
Financiere Mendel SAS, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.13%
,
 11/08/30 . 1,000 1,150,498
Hestiafloor 2 SASU, Facility 1st Lien
Term Loan B5, (3-mo. EURIBOR
at 0.00% Floor + 3.00%),
5.13%
,
 02/27/30 ............ 2,353 2,684,727
Holding Socotec, Facility 1st Lien Term
Loan B6, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.13%
,
 06/02/31 . 2,741 3,160,467
Kersia International SAS, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.63%
,
 12/23/30 . 1,702 1,943,856
Obol France 3 SAS, Facility 1st Lien
Term Loan B3, (6-mo. EURIBOR
at 0.00% Floor + 5.00%),
7.10%
,
 12/29/28 ............ 1,834 2,092,966

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Parts Europe SA, Facility 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.03%
,
 02/03/31 . EUR 2,000 $ 2,308,163
Ramsay Generale De Sante SA, Facility
1st Lien Term Loan B5, (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.28%
,
 08/13/31 ............ 1,500 1,716,004
SAM Bidco, Facility 1st Lien Term Loan
B6, (1-mo. EURIBOR at 0.00% Floor
+ 3.50%), 5.39%
,
 12/13/27 ..... 4,000 4,611,841
Talbot Participation SAS, 1st Lien Term
Loan B2, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.13%
,
 07/07/32 . 2,000 2,299,055
Trevise Holdings 1 SAS, Facility
1st Lien Term Loan 2, (1-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.64%
,
 07/09/29 ............ 3,417 3,950,260
Vivalto Sante Investissement,
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.63%
,
 07/21/31 ............ 2,370 2,734,461
ZF Invest, 1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.52%
,
 07/11/31 ............ 2,000 2,295,241
40,381,544
Germany — 0.1%
(a)
Aenova Holding GmbH, Facility
1st Lien Term Loan B1, (3-mo.
EURIBOR at 0.00% Floor + 3.00%),
5.01%
,
 08/22/31 ............ 2,000 2,309,388
AVIV Group GmbH, 1st Lien Term Loan
B, (6-mo. EURIBOR at 0.00% Floor
+ 4.00%), 6.10%
,
 04/23/32 ..... 720 783,843
Goodarz Holding Co. SARL, Delayed
Draw 1st Lien Term Loan, (1-mo.
EURIBOR at 0.00% Floor + 5.50%),
7.42%
,
 11/19/30
(d)
........... 15,699 18,137,209
Nidda Healthcare Holding GmbH,
1st Lien Term Loan B4, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.52%
,
 12/10/32 ............ 3,700 4,263,302
Node AcquiCo GmbH, 1st Lien Term
Loan B1, (1-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.46%
,
 12/08/32 . 4,000 4,598,064
Rain Carbon, Inc., 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
5.00%), 7.11%
,
 10/31/28 ....... 2,713 3,078,620
Schoen Klinik SE, Facility 1st Lien Term
Loan B2, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.13%
,
 01/13/31 . 2,778 3,202,668
Sgb-Smit Midco GmbH, 1st Lien Term
Loan B, 03/10/33
(s)
........... 2,400 2,776,343
Speedster Bidco GmbH, Facility 1st
Lien Term Loan B1, (3-mo. CME
Term SOFR at 0.50% Floor +
3.00%), 6.70%
,
 12/10/31
(l)
...... USD 898 858,375
Techem Verwaltungsgesellschaft 675
mbH, Facility 1st Lien Term Loan B6,
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.23%
,
 07/15/32 ...... EUR 7,173 8,263,036
Security
Par (000)
Par (000) Value
Germany (continued)
TK Elevator Midco GmbH, 1st Lien
Term Loan B1, (6-mo. EURIBOR
at 0.00% Floor + 3.00%),
5.15%
,
 04/30/30 ............ EUR 10,638 $ 12,201,500
60,472,348
Ireland — 0.0%
(a)
Applegreen Ltd., Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 6.53%
,
 01/26/32 . 1,278 1,480,318
Promontoria Beech DAC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
5.72%
,
 05/17/27
(d)
........... 6,881 7,953,727
9,434,045
Jersey, Channel Islands — 0.1%
(a)(d)
New Look Corp. Ltd., 1st Lien Term
Loan, 16.50%
,
 11/10/27 ....... GBP 374 148,433
Vita Global Finco Ltd., 1st Lien Term
Loan B
(o)
(6-mo. EURIBOR at 0.00% Floor +
0.00%), 10.05% (10.05% Cash or
10.17% PIK), 07/06/27 ...... EUR 13,812 12,193,378
(Daily SONIA at 0.00% Floor +
8.00%), 11.73% (11.73% Cash or
11.97% PIK), 07/06/27 ...... GBP 8,602 8,339,935
20,681,746
Luxembourg — 0.3%
(a)
AI Sirona Luxembourg Acquisition
SARL, Facility 1st Lien Term Loan
B3, (1-mo. EURIBOR at 0.00% Floor
+ 4.00%), 5.89%
,
 09/29/28 ..... EUR 4,000 4,592,192
Al Mansart (Luxembourg) Bidco SCS,
1st Lien Term Loan A, (6-mo. CME
Term SOFR at 0.00% Floor +
5.25%), 9.12%
,
 09/01/28
(d)
..... USD 13,475 13,424,719
Albea Beauty Holdings SARL,
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 5.00%),
7.50%
,
 12/31/27 ............ EUR 2,000 2,103,647
Albion Financing 3 SARL, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.03%
,
 05/21/31 . 3,182 3,664,490
Althea Acquisition Bidco SARL, 1st Lien
Term Loan B, (EUR0012M at 0.00%
Floor + 3.25%), 5.37%
,
 01/20/33 . 1,500 1,719,003
Atlas Luxco 4 SARL, 1st Lien Term
Loan B, (1-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.64%
,
 08/20/32 . 2,065 2,377,242
Cobham Ultra SeniorCo SARL, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.90%
,
 08/06/29 ............ 4,340 4,994,467
Connect Finco SARL, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
8.17%
,
 09/13/29
(l)
........... USD 15,215 15,226,547
Delta 2 (Lux) SARL, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50%
Floor + 1.75%), 5.45%
,
 09/30/31
(l)
899 896,021

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Eircom Finco SARL, Facility 1st Lien
Term Loan B6, (1-mo. EURIBOR
at 0.00% Floor + 2.75%),
4.69%
,
 05/14/32 ............ EUR 4,500 $ 5,176,411
Euro Parfums Fze Upsize, 1st Lien
Term Loan, (6-mo. CME Term SOFR
+ 5.25%), 9.12%
,
 07/01/32
(d)
.... USD 8,892 8,847,266
Froneri International Ltd., 1st Lien Term
Loan, (6-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.90%
,
 09/30/31 . EUR 2,000 2,267,593
Froneri International Ltd., Facility
1st Lien Term Loan B5, (6-mo.
EURIBOR at 0.00% Floor + 2.75%),
4.90%
,
 09/30/32 ............ 4,128 4,689,892
Garfunkelux Holdco 3 SA, 1st Lien
Term Loan B, (12-mo. CME Term
SOFR at 0.00% Floor + 0.00%),
6.88%
,
 06/01/32 ............ 14,334 15,988,076
Genesys Cloud Services, Inc., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.17%
,
01/30/32
(l)
........... USD 994 949,967
Hyperion Refinance SARL, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
6.42%
,
 02/17/31
(l)
........... 988 955,095
Index HoldCo SARL, Facility 1st Lien
Term Loan A, 0.10%
,
 12/29/28 ... EUR 4,163 2,441,882
Jazz Financing Lux SARL, 1st Lien
Term Loan B2, (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
5.92%
,
 05/05/28
(l)
........... USD 695 696,894
Loire Finco Luxembourg SARL, 1st Lien
Term Loan B4, 01/21/30
(s)
...... EUR 1,000 1,153,538
Matador Bidco SARL, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.25%),
8.02%
,
 07/16/29
(l)
........... USD 1,500 1,470,000
NJJ Continental SA, Facility 1st Lien
Term Loan B3, (3-mo. EURIBOR
at 0.00% Floor + 2.50%),
4.61%
,
 01/26/32 ............ EUR 5,923 6,820,276
Rainbow Finco SARL, Facility 1st
Lien Term Loan B2, (6-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.39%
,
 02/26/29 ............ 2,000 2,310,544
Speed Midco 3 SARL, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 2.75%),
4.85%
,
 10/07/32 ............ 5,264 5,883,686
Summer BC Bidco B LLC, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 6.53%
,
 01/31/29 . 588 592,148
Summer BC Holdco B SARL, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.53%
,
 01/31/29 ............ 2,412 2,427,672
Syntegon Topco GmbH, 1st Lien Term
Loan B, 12/29/32
(s)
........... 3,900 4,475,719
Tackle SARL, Facility 1st Lien Term
Loan B2, (1-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.14%
,
 05/22/28 . 1,962 2,262,045
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Telenet International Finance SARL,
1st Lien Term Loan AQ, (1-mo.
EURIBOR at 0.00% Floor + 2.25%),
4.19%
,
 04/30/29 ............ EUR 2,000 $ 2,275,684
Traviata III SARL, 1st Lien Term Loan,
(1-mo. EURIBOR at 0.00% Floor +
8.00%), 9.96% 01/22/33
(d)
...... 15,589 14,888,986
135,571,702
Netherlands — 0.2%
(a)
Accell Group Holdings BV, 1st Lien
Term Loan, (3-mo. EURIBOR +
7.00%), 9.02%
,
 02/09/28
(d)
..... 4,750 1,650,929
Ammega Group BV, Facility 1st Lien
Term Loan B3, (3-mo. EURIBOR
at 0.00% Floor + 4.75%),
6.88%
,
 01/01/29 ............ 4,000 3,907,513
Barentz Midco BV, Facility 1st Lien
Term Loan B3, (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.02%
,
 03/03/31
(l)
........... USD 495 478,683
Flutter Financing BV, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 1.75%),
5.45%
,
 12/02/30
(l)
........... 929 917,017
Median BV, 1st Lien Term Loan B3,
(3-mo. EURIBOR at 0.00% Floor +
5.25%), 6.10%
,
 10/14/30 ...... EUR 3,618 4,110,186
Nobian Finance BV, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.52%
,
 07/01/30 . 7,263 7,879,996
Nobian Finance BV, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 3.75%), 5.78%
,
 07/01/29 ..... 3,928 4,311,789
Odido Holding BV, Facility 1st Lien Term
Loan B2, (3-mo. EURIBOR at 0.00%
Floor + 2.90%), 5.03%
,
 03/30/29 . 2,000 2,308,094
One Frio HoldCo BV, Term Loan,
(3-mo. EURIBOR + 2.00%),
5.15%
,
 09/01/31
(d)
........... 25,489 29,436,513
Peer Holding III BV, Facility 1st Lien
Term Loan B4, (3-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.20%
,
 10/28/30
(l)
........... USD 783 781,062
Peer Holding III BV, Facility 1st
Lien Term Loan B7B, (3-mo.
EURIBOR at 0.00% Floor + 2.75%),
4.88%
,
 11/26/31 ............ EUR 3,000 3,453,472
VDK Groep BV, Facility 1st Lien Term
Loan B1, (1-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.14%
,
 02/18/32 . 1,300 1,498,578
Ziggo BV, Facility 1st Lien Term Loan H,
(1-mo. EURIBOR at 0.00% Floor +
3.00%), 4.94%
,
 01/31/29 ...... 6,779 7,562,048
68,295,880
New Zealand — 0.0%
FNZ NZ Finco Ltd., 1st Lien Term Loan,
(Daily SONIA at 0.00% Floor +
6.00%), 6.00%
,
 11/05/31
(a)
..... GBP 13,000 13,937,508

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Norway — 0.0%
Sector Alarm Holding A/S, Facility
1st Lien Term Loan B4, (3-mo.
EURIBOR at 0.00% Floor + 3.00%),
5.01%
,
 06/14/32
(a)
........... EUR 1,535 $ 1,756,803
Poland — 0.0%
Vehis Auto Leasing Dac Mezz, 1st Lien
Term Loan, (1-mo. EURIBOR +
5.50%), 9.29%
,
 06/10/32
(a)(d)
.... PLN 23,996 6,463,981
Spain — 0.2%
(a)
Aernnova Aerospace SAU, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.03%
,
 02/27/30 ............ EUR 2,042 2,280,464
Areas Worldwide SA, Facility 1st
Lien Term Loan B5, (6-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.64%
,
 12/31/29 ............ 7,662 8,681,827
Boluda Towage SL, Facility 1st Lien
Term Loan B3, (1-mo. EURIBOR
at 0.00% Floor + 3.50%),
5.41%
,
 01/31/30 ............ 2,513 2,905,958
Cervantes Bidco SL, Facility 1st Lien
Term Loan B2, (3-mo. EURIBOR
at 0.00% Floor + 3.00%),
5.02%
,
 12/03/31
(b)
........... 2,854 3,283,124
Dorna Sports SL, Facility 1st Lien Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.87%
,
 08/11/32 . 1,100 1,268,829
Dycom Industries, Inc., 1st Lien Term
Loan B, 02/18/33
(s)
........... 2,400 2,760,558
Elvis UK Holdco Ltd., Facility 1st
Lien Term Loan B5, (3-mo.
EURIBOR at 0.00% Floor + 3.60%),
5.63%
,
 10/31/31 ............ 3,500 4,044,544
Findango Mezz Revolving, 1st Lien
Term Loan, (1-mo. CME Term SOFR
+ 0.00%), 9.24%
,
 05/01/32
(d)
.... 26,750 31,073,582
Promontoria Challenger I SA, (1-mo.
CME Term SOFR at 0.00% Floor +
2.75%), 4.44%
,
 12/19/27
(d)
..... 8,734 10,075,522
Seashell Bidco SL, 1st Lien Term Loan
B, (6-mo. EURIBOR at 0.00% Floor
+ 4.00%), 6.50%
,
 12/15/32 ..... 4,350 5,019,551
Sirocco Lux SA, 1st Lien Term Loan A,
(3-mo. EURIBOR at 0.00% Floor +
3.90%), 5.90%
,
 10/20/29
(d)
..... 25,256 29,192,111
100,586,070
Sweden — 0.0%
(a)
Anticimex Global AB, 1st Lien Term
Loan B9, (3-mo. EURIBOR at 0.00%
Floor + 3.15%), 5.16%
,
 11/17/31 . 1,350 1,555,529
Eleda Management AB, Facility 1st
Lien Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.50%), 5.52% -
5.63%
,
 04/03/31 ............ 2,333 2,702,889
IGT Holding IV AB, Facility 1st Lien
Term Loan B4, 08/29/31
(s)
...... 2,000 2,262,946
Quimper AB, Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 4.99%
,
 03/29/30 . 1,500 1,705,827
Security
Par (000)
Par (000) Value
Sweden (continued)
Verisure Holding AB, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 2.25%), 4.28%
,
 10/25/32 . EUR 2,000 $ 2,302,638
10,529,829
United Kingdom — 0.4%
(a)
Allwyn International AG, Facility
1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 3.00%),
4.89%
,
 03/22/32 ............ 5,636 6,418,284
Bellis Acquisition Co. plc, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.08%
,
 05/12/31 ............ 2,000 2,051,634
Belron Uk Finance plc, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 2.25%), 4.27%
,
 10/16/31 . 2,651 3,050,034
Boots Group Bidco Ltd. (The), 1st Lien
Term Loan, (Daily SONIA at 0.00%
Floor + 4.50%), 8.23%
,
 08/30/32 . GBP 3,478 4,593,606
Boots Group Finco LP, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.40%
,
 08/30/32 . EUR 4,400 5,081,671
Cabot Securitisation UK Ltd., 1st Lien
Term Loan, (1-mo. GBP SONIA +
3.20%), 6.93%
,
 01/18/30
(d)
..... GBP 35,000 45,978,555
CD&R Firefly Bidco plc, Facility
1st Lien Term Loan B10, (Daily
SONIA at 0.00% Floor + 4.75%),
4.75%
,
 04/30/29 ............ 10,775 14,206,739
City Football Group Ltd., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.28%
,
 07/22/30
(l)
........... USD 983 978,816
CML Project Cold, 1st Lien Term Loan,
(3-mo. CME Term SOFR + 3.15%),
7.13%
,
 09/01/31
(d)
........... GBP 7,742 10,238,323
Eagle Bidco Ltd., Facility 1st Lien Term
Loan B, (1-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.39%
,
 02/27/32 . EUR 2,500 2,882,690
Edge Finco plc, Facility 1st Lien Term
Loan B1, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.03%
,
 08/22/31 . 5,422 6,248,309
EG Finco Ltd., 1st Lien Term Loan,
(EUR0012M at 0.00% Floor +
3.50%), 5.75%
,
 02/10/31 ...... 4,000 4,558,765
Entain Holdings (Gibraltar) Ltd., 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
5.95%
,
 10/31/29
(l)
........... USD 802 800,736
Entain Holdings (Gibraltar) Ltd., Facility
1st Lien Term Loan B4, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.64%
,
 06/30/28 ............ EUR 1,209 1,400,487
INEOS Finance plc, 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.14%
,
 02/07/31 . 2,000 2,044,121
INEOS Quattro Holdings UK Ltd.,
Facility 1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.39%
,
 04/03/29 ............ 3,000 2,636,656

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Inspired Finco Holdings Ltd.,
Facility 1st Lien Term Loan B8,
(1-mo. EURIBOR + 3.00%),
4.93%
,
 02/28/31 ............ EUR 3,846 $ 4,417,297
Leased & Tenanted Pubs 1 Ltd.,
2nd Lien Term Loan, (Daily
SONIA at 3.00% Floor + 9.38%),
9.38%
,
 10/31/29
(d)
........... GBP 4,798 6,001,829
Lernen Bidco Ltd., Facility 1st Lien Term
Loan B3, (6-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.87%
,
 04/25/29 . EUR 2,000 2,245,470
Market Bidco Ltd., Facility 1st Lien Term
Loan B3, (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 6.51%
,
 11/04/30 . 5,650 6,346,913
Masorange Holdco Ltd., Facility
1st Lien Term Loan B5, (6-mo.
EURIBOR at 0.00% Floor + 2.25%),
4.38%
,
 03/25/31 ............ 27,473 31,661,131
Modulaire Group Holdings Ltd., Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 4.43%),
6.55%
,
 07/10/31 ............ 2,000 2,085,338
OCS Group Holding Ltd., Facility
1st Lien Term Loan B4, (6-mo.
EURIBOR at 0.00% Floor + 4.25%),
6.36%
,
 11/28/31 ............ 1,000 1,150,071
OCS Group Holding Ltd., Facility
1st Lien Term Loan B5, (Daily
SONIA at 0.00% Floor + 5.25%),
5.25%
,
 11/28/31 ............ GBP 3,286 4,313,092
Platform Bidco Ltd., Facility 1st Lien
Term Loan B6, (6-mo. EURIBOR
at 0.00% Floor + 4.00%),
6.50%
,
 09/29/31
(b)
........... EUR 4,000 4,343,684
Rubix Group Finco Ltd., 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.48%
,
 09/30/31 . 4,000 4,513,594
Zegona Holdco Ltd., Facility 1st Lien
Term Loan B3, (6-mo. EURIBOR
at 0.00% Floor + 2.25%),
4.39%
,
 07/16/29 ............ 5,461 6,292,863
186,540,708
United States — 2.3%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.42%
,
 05/28/32
(l)
........... USD 1,500 1,484,250
ABG Intermediate Holdings 2 LLC,
1st Lien Term Loan B1, (1-mo.
CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
 12/21/28
(l)
...... 973 969,946
Action Environmental Group, Inc.
(The), 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor +
3.00%), 6.67%
,
 10/24/30
(l)
...... 562 558,821
ADMI Corp., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor +
3.38%), 7.16%
,
 12/23/27
(l)
...... 488 455,985
AG Group Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 4.25%),
7.92%
,
 12/29/28
(l)
........... 917 826,513
Security
Par (000)
Par (000) Value
United States (continued)
AHP Health Partners, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
5.92%
,
 09/20/32
(l)
........... USD 875 $ 875,099
AlixPartners LLP, 1st Lien Term Loan
(3-mo. EURIBOR at 0.00% Floor +
3.00%), 5.13%, 08/12/32 .... EUR 4,302 4,959,799
(1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.67%, 08/12/32
(l)
USD 609 602,382
Alliant Holdings Intermediate LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.17%
,
 09/19/31
(l)
........... 980 971,663
Allied Universal Holdco LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
6.92%
,
 08/20/32 ............ 13,078 13,070,593
Allspring Buyer LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
6.69%
,
 11/01/30
(l)
........... 977 977,468
Alorica, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 1.00%
Floor + 6.88%), 10.55%
,
 12/21/27
(d)
20,455 19,943,783
Alpha Generation LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
5.42%
,
 09/30/31
(l)
........... 970 966,789
Altafiber Virginia LLC, 1st Lien Term
Loan B5, (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
5.92%
,
 11/23/28
(l)
........... 987 984,662
Altar Bidco, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 9.11%
,
 02/01/30 . 35,591 33,366,487
Alterra Mountain Co., 1st Lien Term
Loan B8, (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.17%
,
 05/31/30
(d)(l)
.......... 456 455,433
Amentum Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
5.67%
,
 09/29/31
(l)
........... 14,757 14,745,019
American Airlines, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
5.91%
,
 06/04/29
(l)
........... 980 948,885
American Axle & Manufacturing, Inc.,
1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.5% Floor + 3.00%;
3-mo. CME Term SOFR at 0.50%
Floor + 3.00% at 0.50% Floor +
0.00%), 6.66% - 6.67%
,
 12/13/29
(l)
972 969,048
American Residential Services LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.45%
,
 02/02/32
(d)(l)
.......... 993 986,297
Amneal Pharmaceuticals LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
6.67%
,
 08/02/32
(l)
........... 692 693,254

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Amynta Agency Borrower, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.17%
,
 12/29/31
(l)
........... USD 1,043 $ 1,025,949
Anticimex Global AB, Facility 1st
Lien Term Loan B8, (1-day
SOFR at 0.00% Floor + 2.90%),
6.56%
,
 11/17/31
(l)
........... 91 90,705
Arcline FM Holdings LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 2.75%),
6.45%
,
 06/24/30
(l)
........... 459 458,955
Argento LLC, 1st Lien Term Loan A,
02/24/33
(s)
................ 18,498 17,758,080
Arsenal AIC Parent LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.42%
,
 08/19/30
(l)
........... 847 847,940
Aruba Investments Holdings LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
7.77%
,
 11/24/27
(l)
........... 987 941,428
Ascend Learning LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
6.67%
,
 12/11/28
(l)
........... 985 960,300
ASP Dream Acquisition Co. LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.25%),
8.02%
,
 12/15/28
(l)
........... 495 454,033
Asurion LLC, 1st Lien Term Loan B13,
(1-mo. CME Term SOFR at 0.00%
Floor + 4.25%), 7.92%
,
 09/19/30
(l)
1,415 1,397,387
AthenaHealth Group, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
6.42%
,
 02/15/29
(l)
........... 991 971,416
Autokiniton US Holdings, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 4.00%),
7.78%
,
 04/06/28
(l)
........... 1,481 1,459,585
Avaya, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.17%
,
 08/01/28 ...... 80 70,742
B&G Foods, Inc., 1st Lien Term
Loan B5, (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.17%
,
 10/10/29
(l)
........... 987 919,580
Baldwin Insurance Group Holdings LLC
(The), 1st Lien Term Loan B2, (1-mo.
CME Term SOFR at 0.00% Floor +
2.50%), 6.18%
,
 05/26/31
(l)
...... 471 461,934
Barracuda Networks, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
8.17%
,
 08/15/29
(l)
........... 977 618,125
BCPE Empire Holdings, Inc., 1st Lien
Term Loan
(l)
(1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 6.92%, 12/11/30 1,491 1,466,992
(1-mo. CME Term SOFR at 0.00%
Floor + 0.00%), 0.00%, 12/29/32 1,000 983,130
Security
Par (000)
Par (000) Value
United States (continued)
Bleriot US Bidco, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.20%
,
 10/31/30
(l)
........... USD 1,184 $ 1,184,929
Boxer Parent Co., Inc., 1st Lien Term
Loan
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.53%, 07/30/31 .... EUR 3,532 3,892,808
(3-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 6.67%, 07/30/31
(l)
USD 1,416 1,309,390
Brand Industrial Services, Inc., 1st Lien
Term Loan C, (3-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
8.16%
,
 08/01/30
(l)
........... 1,071 916,303
Broadstreet Partners Group LLC, 1st
Lien Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.17%
,
 06/16/31
(l)
........... 983 957,920
CACI International, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
5.42%
,
 10/30/31
(l)
........... 988 987,085
Caesars Entertainment, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
5.92%
,
 02/06/30
(l)
........... 814 789,648
Caesars Entertainment, Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
5.92%
,
 02/06/31
(l)
........... 8,519 8,252,380
Callaway Golf Co., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.42%
,
 03/18/30
(l)
88 87,946
Calpine Construction Finance Co.
LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
 07/31/30
(l)
...... 1,215 1,214,692
Camelot US Acquisition LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.42%
,
 01/31/31
(l)
........... 1,370 1,179,457
Cast & Crew LLC, Facility 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
7.42%
,
 12/29/28
(l)
........... 951 363,408
Cengage Learning, Inc., 1st Lien Term
Loan B, (1-mo. CME Term SOFR at
1.00% Floor + 3.00%; 3-mo. CME
Term SOFR at 1.00% Floor + 3.00%
at 1.00% Floor + 0.00%), 6.67% -
6.68%
,
 03/24/31
(l)
........... 744 727,696
Central Parent LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
6.92%
,
 07/06/29
(l)
........... 1,475 1,047,401
Champions Financing, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
8.42%
,
 02/06/29
(l)
........... 376 325,497
Chariot Buyer LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.42%
,
 09/08/32
(l)
608 601,545

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Charter Next Generation, Inc., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 2.50%),
6.17%
,
 11/29/30
(l)
........... USD 1,241 $ 1,232,396
Chemours Co. LLC, 1st Lien Term
Loan B4, (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.17%
,
 10/15/32
(l)
........... 1,405 1,392,646
CHG Healthcare Services, Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
6.42%
,
 09/29/28
(l)
........... 1,276 1,276,263
Chromalloy Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.91%
,
 03/27/31
(l)
1,352 1,351,770
Cirkul Sr Sec, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 7.50%), 16.30%
,
 04/23/28
(d)
18,558 15,031,819
Citadel Securities Global Holdings LLC,
Facility 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 5.70%
,
 10/31/31
(l)
...... 983 983,125
Citco Funding LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 5.67%
,
 01/31/33
(l)
499 496,411
Clarios Global LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.42%
,
 01/28/32 . 6,965 6,940,622
Cloud Software Group, Inc., 1st Lien
Term Loan, (3-mo. EURIBOR
at 0.00% Floor + 3.00%),
5.02%
,
 08/13/32 ............ EUR 5,150 5,648,544
Cloud Software Group, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.01% Floor + 3.25%),
6.92%
,
 03/21/31
(l)
........... USD 1,983 1,810,375
Cloudera, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 7.52%
,
 10/09/28
(l)
497 441,451
Clover Holdings 2 LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
7.68%
,
 12/09/31
(l)
........... 1,236 1,182,197
Clue Opco LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.75%
Floor + 4.50%), 8.17%
,
 12/19/30
(l)
929 901,022
Clydesdale Acquisition Holdings,
Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor +
3.18%), 6.84%
,
 04/13/29 ...... 17,651 16,798,574
CML Hotel Adeline, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 0.00%),
6.82%
,
 03/01/29 ............ 24,000 24,000,000
CML Project Crabtree, Delayed
Draw 1st Lien Term Loan, (1-mo.
CME Term SOFR + 2.50%),
6.51%
,
 08/06/29
(d)
........... 15,737 15,640,012
CML The Ben, Delayed Draw 1st Lien
Term Loan, (1-mo. CME Term SOFR
+ 6.00%), 9.67%
,
 03/09/31
(d)
.... 8,244 8,166,027
CNT Holdings I Corp., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 2.50%),
6.17%
,
 11/08/32
(l)
........... 1,433 1,431,074
Security
Par (000)
Par (000) Value
United States (continued)
Cobham Ultra SeniorCo SARL, Facility
1st Lien Term Loan B, (6-mo. CME
Term SOFR at 0.50% Floor +
3.75%), 7.79%
,
 08/03/29
(l)
...... USD 1,027 $ 1,028,698
ConnectWise LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.46%
,
 09/29/28 . 10,651 9,808,056
Coral-US Co-Borrower LLC, 1st Lien
Term Loan B6, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.79%
,
 10/15/29
(l)
........... 1,000 992,610
Core & Main LP, 1st Lien Term Loan E,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.68%
,
 02/10/31
(l)
753 752,712
CoreWeave Compute Acquisition Co.
II LLC, Delayed Draw 1st Lien Term
Loan, (1-mo. CME Term SOFR at
0.0% Floor + 9.62%; 3-mo. CME
Term SOFR at 0.00% Floor + 9.62%
at 0.00% Floor + 9.62%), 13.33% -
13.27%
,
 07/30/28
(d)
.......... 39,864 39,764,714
CoreWeave Compute Acquisition Co.
III LLC, Delayed Draw 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.00% Floor + 6.00%), 9.65% -
9.67%
,
 05/16/29
(d)
........... 42,763 42,870,304
CoreWeave Compute Acquisition Co.
IV LLC, Delayed Draw 1st Lien Term
Loan, (3-mo. CME Term SOFR +
4.25%), 7.88% - 7.97%
,
 09/29/30
(d)
28,975 28,178,490
Cotiviti, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.42%
,
 05/01/31
(l)
1,277 1,173,638
CP Iris Holdco I, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
7.67%
,
 10/27/32
(l)
........... 324 320,976
CPM Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
8.17%
,
 09/28/28
(l)
........... 306 305,847
CPV Fairview LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.20%
,
 08/14/31 . 11,834 11,769,996
CRC Insurance Group LLC, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.45%
,
 05/06/31
(l)
........... 1,023 1,006,996
Creative Artists Agency LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.17%
,
 10/01/31
(l)
........... 515 513,793
Crescent Midstream Operating LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
7.41%
,
 02/11/33 ............ 28,394 28,453,060
Crocs, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor +
2.25%), 5.95%
,
 02/19/29
(l)
...... 424 424,636
CSC Holdings LLC, 1st Lien Term Loan
B5, (US Prime Rate at 0.00% Floor
+ 1.50%), 8.25%
,
 04/15/27 ..... 4,190 3,683,669

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CTP-02 Propco LLC, (1-mo. CME Term
SOFR at 0.00% Floor + 0.00%),
6.87%
,
 12/06/29
(d)
........... USD 21,417 $ 21,408,794
Cushman & Wakefield US Borrower
LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor +
2.75%), 6.42%
,
 01/31/30
(d)(l)
..... 848 849,619
Dave & Buster's, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
6.94%
,
 06/29/29
(l)
........... 774 673,664
Dealer Tire Financial LLC, 1st Lien
Term Loan B5, (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
6.67%
,
 07/02/31
(l)
........... 1,473 1,465,233
Delta Topco, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.42%
,
 11/30/29
(l)
. 985 951,312
Derby Buyer LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.68%
,
 11/01/30
(l)
. 1,011 1,008,126
Digital Room Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 5.25%),
9.02%
,
 12/21/28 ............ 6,061 5,846,744
DirecTV Financing LLC, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 5.50%),
9.17%
,
 02/17/31 ............ 15,073 15,067,925
DIRECTV Financing LLC, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 5.25%),
9.18%
,
 08/02/29
(l)
........... 755 755,968
Discovery Energy Holding Corp., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
7.42%
,
 05/01/31
(l)
........... 500 498,750
Discovery Purchaser Corp., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
7.42%
,
 10/04/29
(l)
........... 521 511,377
DK Crown Holdings, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
5.42%
,
 03/04/32
(l)
........... 272 271,741
Dynasty Acquisition Co., Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
5.67%
,
 10/31/31
(l)
........... 1,037 1,036,091
Dynasty Acquisition Co., Inc., 1st Lien
Term Loan B2, (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
5.67%
,
 10/31/31
(l)
........... 394 394,186
EAB Global, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.70%
,
 08/16/30
(l)
496 439,551
ECL Entertainment LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.67%
,
 08/30/30 ............ 21,698 21,535,702
EIS Group Ltd., 1st Lien Term Loan
(d)
(1-mo. CME Term SOFR at 0.75%
Floor + 7.00%), 10.67%, 07/08/28 28,919 26,208,905
Security
Par (000)
Par (000) Value
United States (continued)
(1-mo. CME Term SOFR at 0.75%
Floor + 7.00%), 10.67%, 07/10/28 USD 2,892 $ 2,620,891
Elanco Animal Health, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
5.42%
,
 10/29/32
(l)
........... 285 285,024
Element Materials Technology
Group US Holdings, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.20%
,
 06/22/29
(l)
........... 975 976,719
Ellucian Holdings, Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 0.50% Floor + 2.50%),
6.17%
,
 10/09/29
(l)
........... 1,047 1,016,233
EMRLD Borrower LP, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
5.92%
,
 05/31/30
(l)
........... 1,474 1,471,209
Engineered Machinery Holdings,
Inc., 1st Lien Term Loan, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.63%
,
 11/26/32 ............ EUR 3,959 4,557,616
EP Purchaser LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.29%
,
 11/06/28
(l)
. USD 972 601,344
Examworks Bidco, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 2.50%),
6.17%
,
 02/07/33
(l)
........... 982 980,587
Fertitta Entertainment LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
6.92%
,
 01/29/29
(l)
........... 16,309 15,968,214
Finastra USA, Inc., 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
4.50%), 6.62%
,
 09/15/32 ...... EUR 1,996 2,141,912
First Advantage Holdings LLC, 1st Lien
Term Loan B3, (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.45%
,
 10/31/31
(l)
........... USD 956 929,419
First Brands Group LLC, 1st Lien Term
Loan, (1-mo. EURIBOR at 1.00%
Floor + 0.00%), 8.98%
,
 03/30/27
(d)
EUR 16 18
Fleet US Bidco, Inc., 1st Lien Term
Loan B2, (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.42%
,
 02/21/31
(d)(l)
.......... USD 923 922,964
Focus Financial Partners LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.17%
,
 09/15/31
(l)
........... 1,176 1,136,065
Fortrea Holdings, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.17%
,
 07/01/30
(l)
........... 307 294,342
Fortress Intermediate 3, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.67%
,
 06/27/31
(d)(l)
.......... 988 978,897
Fugue Finance LLC, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.80%
,
 01/09/32 . EUR 2,000 2,291,473

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Gainwell Acquisition Corp., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
7.80%
,
 10/01/27
(l)
........... USD 979 $ 949,135
Galaxy Universal LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.25%),
10.05%
,
 05/16/28
(d)
.......... 27,736 25,899,489
Galileo Parent, Inc., 1st Lien Term Loan,
(6-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.12%
,
 03/03/33
(l)
1,000 978,750
Gategroup Finance LUX SA, Facility
1st Lien Term Loan B2, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.57%
,
 06/10/32 ............ EUR 1,832 2,104,120
Genuine Financial Holdings LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
6.92%
,
 09/27/30
(l)
........... USD 958 819,230
Go Daddy Operating Co. LLC, 1st Lien
Term Loan B8, (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
5.42%
,
 11/09/29
(l)
........... 981 965,787
Goat Holdco LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.17%
,
 01/27/32 . 5,430 5,417,844
Gogo Intermediate Holdings LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.75%),
7.54%
,
 05/01/28
(l)
........... 997 866,768
GoTo Group, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.57%
,
 04/30/28 . 10,131 6,123,928
Grant Thornton Advisors LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.42%
,
 06/02/31
(l)
........... 1,430 1,329,542
Grifols Worldwide Operations USA,
Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 5.77%
,
 11/15/27
(l)
...... 683 681,566
Grinding Media, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.17%
,
 10/12/28
(d)(l)
.......... 975 974,949
Guardian US Holdco LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
6.92%
,
 01/31/30
(l)
........... 990 952,778
Gulfside Supply, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.70%
,
 06/17/31
(l)
........... 939 855,446
Hilcorp Energy I LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.43%
,
 02/11/30
(d)(l)
282 281,797
Hilton Domestic Operating Co., Inc.,
1st Lien Term Loan B4, (1-mo.
CME Term SOFR at 0.00% Floor +
1.75%), 5.43%
,
 11/08/30
(l)
...... 276 276,345
Hilton Garden Inn, 1st Lien Term Loan,
6.96%
,
 05/31/29
(d)
........... 25,954 25,893,809
Security
Par (000)
Par (000) Value
United States (continued)
Hilton Grand Vacations Borrower
LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
 01/17/31
(l)
...... USD 1,146 $ 1,142,395
Hobbs & Associates LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.42%
,
 07/23/31
(l)
........... 995 986,503
Hologic, Inc., 1st Lien Term Loan B,
(12-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.75%
,
 01/14/33
(l)
1,414 1,396,325
HomeServe USA Corp., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
5.68%
,
 10/21/30
(l)
........... 1,422 1,409,075
Hrni Holdings LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.00%
Floor + 4.25%), 8.10%
,
 12/11/28 . 27,872 26,896,420
HUB International Ltd., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 2.25%),
5.92%
,
 06/20/30
(l)
........... 840 837,305
Hunter Douglas, Inc., 1st Lien Term
Loan B1, (3-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
6.70%
,
 01/16/32
(l)
........... 1,340 1,331,847
Hunterstown Generation LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.67%
,
 11/06/31 ............ 9,920 9,917,690
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
9.17%
,
 10/25/28
(d)
........... 4,153 2,076,474
Icon Parent I, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.44%
,
 11/13/31
(l)
. 13,888 13,300,269
Indicor LLC, 1st Lien Term Loan E,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.20%
,
 11/22/29
(l)
. 1,816 1,814,479
Indy US Holdco LLC, 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.70%
,
 10/31/30 . EUR 1,648 1,877,878
INEOS US Finance LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
6.92%
,
 02/18/30
(l)
........... USD 951 825,369
Innio North America Holding, Inc.,
Facility 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 5.66%
,
 11/03/31
(l)
...... 832 823,738
Interface Security Systems LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 7.00%),
10.77%
,
 06/30/25
(d)(e)(f)
........ 21,099 5,960,563
ION Platform Finance SARL, 1st
Lien Term Loan, (3-mo. EURIBOR
at 0.00% Floor + 4.00%),
6.13%
,
 10/07/32 ............ EUR 4,447 4,103,522
IRB Holding Corp., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.75%
Floor + 2.50%), 6.18%
,
 12/16/30
(l)
USD 977 974,042

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Iridium Satellite LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.75% Floor + 2.25%),
5.92%
,
 09/20/30
(l)
........... USD 1,106 $ 1,080,491
ITG Communications LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
8.45%
,
 07/09/31
(d)
........... 22,094 20,989,342
J&J Ventures Gaming LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.17%
,
 04/26/30 ............ 7,751 7,644,365
Jack Ohio Finance LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
7.67%
,
 01/28/32
(l)
........... 5,949 5,859,676
Janus International Group, LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
5.66%
,
 08/05/30
(l)
........... 1,500 1,494,840
JFL-Tiger Acquisition Co., Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
7.46%
,
 10/17/30
(d)(l)
.......... 653 652,192
Jump Financial LLC, 1st Lien Term
Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.20%
,
 02/26/32
(d)(l)
.......... 981 979,880
Jupiter Borrower, Inc., 1st Lien Term
Loan B, 03/25/33
(d)(l)(s)
......... 630 628,425
Kaman Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.17%
,
 02/26/32
(l)
8,878 8,876,741
KBR, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
 01/17/31
(l)
...... 302 301,526
Legence Holdings LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 2.25%),
5.92%
,
 12/16/31
(l)
........... 438 438,868
Life Time, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.67%
,
 11/05/31
(l)
. 728 726,984
Light & Wonder International, Inc.,
1st Lien Term Loan B3, (1-mo.
CME Term SOFR at 0.50% Floor +
2.00%), 5.68%
,
 04/16/29
(l)
...... 980 979,243
Long Point Development LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 0.00%),
8.02%
,
 01/01/28
(d)
........... 16,500 16,500,000
LSF12 Crown US Commercial Bidco
LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
 12/02/31
(l)
...... 964 964,252
Lummus Technology Holdings V LLC,
1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
 12/31/29
(l)
...... 975 966,331
Maravai Intermediate Holdings LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
6.67%
,
 10/19/27
(l)
........... 453 440,805
Security
Par (000)
Par (000) Value
United States (continued)
Maverick Gaming LLC, 1st Lien Term
Loan, (US Prime Rate at 1.00%
Floor + 7.50%), 15.25%
,
 06/05/28
(d)
(e)(f)
..................... USD 5,368 $ 210,411
Mavis Tire Express Services Topco
Corp., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor +
3.00%), 6.67%
,
 05/04/28
(l)
...... 5,067 5,058,813
McAfee Corp., 1st Lien Term Loan B,
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.53%
,
 03/01/29 ...... EUR 2,398 2,541,678
McAfee Corp., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.67%
,
 03/01/29 . USD 25,645 22,823,917
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 7.00%),
10.77%
,
 11/01/29 ........... 3,210 256,800
Medline Borrower LP, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 1.75%),
5.42%
,
 10/23/30
(l)
........... 886 886,968
MH Sub I LLC, 1st Lien Term Loan
(l)
(1-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 7.92%, 05/03/28 874 748,970
(1-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 7.92%, 12/31/31 591 391,601
Mitchell International, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
6.67%
,
 06/17/31
(l)
........... 985 937,484
Modena Buyer LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 4.25%),
7.92%
,
 07/01/31
(l)
........... 497 445,106
Montage Hotels & Resorts LLC,
Revolving 1st Lien Term Loan,
(3-mo. CME Term SOFR + 0.00%),
9.85%
,
 02/16/29
(d)
........... 2,547 2,404,074
Montage Hotels & Resorts LLC,
Term Loan, (3-mo. CME Term
SOFR at 6.00% Floor + 0.00%),
9.85%
,
 02/16/29
(d)
........... 12,645 11,934,183
Motion Finco SARL, Facility 1st Lien
Term Loan B3, (3-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.20%
,
 11/13/29
(l)
........... 1,474 1,282,333
MPH Acquisition Holdings LLC, 1st Lien
Term Loan
(l)
(3-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 7.42%, 12/31/30 53 52,517
(3-mo. CME Term SOFR at 0.50%
Floor + 4.60%), 8.53%, 12/31/30 437 386,007
Neon Maple US Debt Mergersub, Inc.,
1st Lien Term Loan B1, (1-mo.
CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
 11/17/31
(l)
...... 990 968,565
Neptune Bidco US, Inc., 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 5.00%), 7.03%
,
 02/03/33 . EUR 2,400 2,693,121
OAK-Eagle Acquireco, Inc., 1st Lien
Term Loan B1, 03/23/33
(l)(s)
..... USD 1,000 993,750
Oakeagle Acquireco, Inc., 1st Lien Term
Loan B2, 03/24/33
(s)
.......... EUR 3,000 3,431,696

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
OH Partners LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.42%
,
 11/12/32
(d)
USD 9,627 $ 9,650,643
Oldcastle BuildingEnvelope, Inc., 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 4.25%),
7.95%
,
 04/30/29
(l)
........... 972 620,206
Olympus Water US Holding Corp., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
6.95%
,
 11/03/32
(l)
........... 1,012 973,392
Olympus Water US Holding Corp.,
1st Lien Term Loan B5, (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.88%
,
 06/23/31 ............ EUR 3,362 3,814,051
Olympus Water US Holding Corp.,
1st Lien Term Loan B6, (3-mo.
CME Term SOFR at 0.50% Floor +
3.00%), 6.70%
,
 06/23/31 ...... USD 7,318 7,013,457
OMNIA Partners LLC, 1st Lien
Term Loan C, (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.43%
,
 12/31/32
(l)
........... 1,922 1,917,960
OneDigital Borrower LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
6.67%
,
 07/02/31
(l)
........... 983 947,808
Organon & Co., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 5.92%
,
 05/19/31
(l)
609 578,612
Osmosis Buyer Ltd., 1st Lien Term
Loan B, (1-mo. CME Term SOFR
at 0.5% Floor + 2.75%; 3-mo.
CME Term SOFR at 0.5% Floor +
2.75% at 0.50% Floor + 0.00%),
6.41%
,
 07/31/28
(l)
........... 1,320 1,315,938
Pai HoldCo, Inc., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 7.68%
,
 10/28/27 . 11,124 10,428,996
Peninsula Pacific Entertainment LLC,
Facility 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor +
4.75%), 8.45%
,
 10/01/32 ...... 25,153 25,027,069
Peraton Corp., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 7.52%
,
 02/01/28
(l)
457 389,503
PetSmart LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.68%
,
 08/18/32
(l)
1,225 1,215,621
Phoenix Guarantor, Inc., 1st Lien
Term Loan B5, (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.17%
,
 02/21/31
(l)
........... 980 979,565
Planet US Buyer LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.67%
,
 02/07/31
(l)
........... 944 943,399
Playtika Holding Corp., Facility 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.53%
,
 03/13/28
(l)
........... 982 922,585
Polaris Newco LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 7.93%
,
 06/02/28
(l)
982 861,710
Security
Par (000)
Par (000) Value
United States (continued)
Prime Security Services Borrower
LLC, 1st Lien Term Loan B1, (1-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 5.66%
,
 10/15/30
(l)
...... USD 1,200 $ 1,193,473
Primo Brands Corp., 1st Lien Term
Loan B, (12-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
6.22%
,
 03/19/31
(l)
........... 985 986,074
ProAmpac PG Borrower LLC, 1st
Lien Term Loan, (3-mo. EURIBOR
at 0.00% Floor + 4.00%),
6.06%
,
 03/07/33 ............ EUR 4,000 4,548,270
Project Alpha Intermediate Holding,
Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor +
3.25%), 6.92%
,
 10/28/30
(l)
...... USD 949 714,770
Project Aurora US Finco, Inc., Facility
1st Lien Term Loan B1, (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.38%
,
 12/06/32 ............ EUR 1,600 1,841,278
Proofpoint, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.70%
,
 08/31/28
(l)
USD 7,408 7,160,612
Quartz AcquireCo LLC, 1st Lien
Term Loan B2, (3-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
5.95%
,
 06/28/30
(d)(l)
.......... 1,535 1,274,125
Quikrete Holdings, Inc., 1st Lien
Term Loan B3, (1-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
5.92%
,
 02/10/32
(l)
........... 1,007 1,004,819
Raven Acquisition Holdings LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.67%
,
 11/19/31
(l)
........... 435 426,619
RealPage, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.96%
,
 04/24/28
(l)
982 939,150
Redstone Buyer LLC, 1st Lien Term
Loan B1, 8.00%
,
 12/31/30 ...... 2,510 836,792
Redstone HoldCo 2 LP, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 5.50%),
9.17%
,
 12/31/30 ............ 12,135 4,469,661
Redstone HoldCo 2 LP, 1st Lien
Term Loan A1, (3-mo. CME Term
SOFR at 0.00% Floor + 5.50%),
9.17%
,
 12/31/30 ............ 9,486 8,284,420
Redstone HoldCo 2 LP, 1st Lien
Term Loan A2, (3-mo. CME Term
SOFR at 0.00% Floor + 5.25%),
8.92%
,
 12/31/30 ............ 2,829 2,121,548
Robertshaw US Holding Corp., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 8.00%),
0.00%
,
 02/26/27
(d)(e)(f)
......... 4,760 —
Runitonetime LLC, 1st Lien Term Loan
(d)
(1-mo. CME Term SOFR at 1.00%
Floor + 1.00%), 4.77%, 04/16/26 157 155,409
(1-mo. CME Term SOFR at 1.00%
Floor + 1.00%), 4.67%, 05/06/26 3,223 3,182,282
(1-mo. CME Term SOFR at 2.00%
Floor + 12.50%), 16.17%,
05/06/26 ............... 1,879 1,876,590

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Sabre GLBL, Inc., 1st Lien Term Loan
B1
(1-mo. CME Term SOFR at 0.50%
Floor + 6.25%), 10.02%, 07/30/29 USD 6,136 $ 4,793,911
(1-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 9.77%, 11/15/29 2,541 1,986,757
Sabre GLBL, Inc., 1st Lien Term
Loan B2, (1-mo. CME Term
SOFR at 0.50% Floor + 6.25%),
10.02%
,
 07/30/29 ........... 1,499 1,169,149
Savor Acquisition, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.67%
,
 02/19/32
(l)
........... 864 863,908
Scientific Games Holdings LP, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
6.65%
,
 04/04/29
(l)
........... 1,492 1,468,590
SCIH Salt Holdings, Inc., 1st Lien
Term Loan B1, (6-mo. CME Term
SOFR at 0.75% Floor + 2.75%),
6.35%
,
 01/31/29
(l)
........... 495 493,376
Shift4 Payments LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
5.65%
,
 07/06/32
(l)
........... 369 367,923
Signia Aerospace LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.50% Floor + 2.75%), 6.42% -
6.44%
,
 12/11/31
(l)
........... 534 534,616
Skopima Consilio Parent LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
7.42%
,
 05/12/28
(l)
........... 495 385,374
Sodalite Tahoe Hotel LLC, 1st Lien
Term Loan, 6.68%
,
 10/25/26
(d)
... 16,358 16,151,545
Solina Group Services SAS, Facility
1st Lien Term Loan 8, (6-mo.
EURIBOR at 0.00% Floor + 3.40%),
5.53%
,
 07/31/28 ............ EUR 3,000 3,472,959
Sotera Health Holdings LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.17%
,
 05/30/31
(l)
........... USD 940 940,453
Sparta US HoldCo LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.00%),
6.67%
,
 08/02/30
(l)
........... 1,488 1,485,678
Star Parent, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.70%
,
 09/27/30
(l)
980 967,926
Stonepeak Nile Parent LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
5.92%
,
 04/09/32
(l)
........... 1,462 1,457,725
Summit Acquisition, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.17%
,
 10/16/31
(d)(l)
.......... 387 386,112
Sunrise Financing Partnership, Facility
1st Lien Term Loan B, (6-mo. CME
Term SOFR at 0.00% Floor +
2.47%), 6.10%
,
 02/16/32
(l)
...... 913 905,469
Security
Par (000)
Par (000) Value
United States (continued)
Surgery Center Holdings, Inc., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.17%
,
 12/19/30
(l)
........... USD 299 $ 298,777
Tecta America Corp., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.42%
,
 02/18/32
(l)
........... 476 474,166
Tenaska Pennsylvania Partners LLC,
1st Lien Term Loan B, (1-day
SOFR at 0.00% Floor + 2.25%),
5.90%
,
 02/18/33
(d)
........... 7,620 7,581,900
TK Elevator Midco GmbH, 1st Lien
Term Loan B1, (6-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
6.38%
,
 04/30/30
(l)
........... 974 975,664
TransDigm, Inc., 1st Lien Term Loan J,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.17%
,
 02/28/31
(l)
980 979,936
TransDigm, Inc., 1st Lien Term Loan L,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.17%
,
 01/19/32
(l)
325 324,946
TripAdvisor, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.42%
,
 07/08/31
(l)
992 937,859
Tronox Finance LLC, 1st Lien Term
Loan B2, (3-mo. CME Term SOFR
at 0.00% Floor + 2.25%), 5.92% -
5.95%
,
 04/04/29
(l)
........... 990 796,950
UKG, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
 02/10/31
(l)
...... 980 935,095
USI, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor +
2.25%), 5.95%
,
 09/27/30
(l)
...... 1,277 1,272,245
Vaco Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.60%
Floor + 5.00%), 8.85%
,
 01/22/29 . 3,102 2,007,558
VC GB Holdings I Corp., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.46%
,
 07/23/28
(l)
........... 975 971,231
Verde Purchaser LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
7.70%
,
 11/30/30
(l)
........... 985 955,468
VeriFone Systems, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 5.25%),
9.18%
,
 08/18/28 ............ 21,586 20,232,354
Vestis Corp., 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.92%
,
 02/24/31
(d)(l)
1,046 1,006,379
Viasat, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor +
4.50%), 8.29%
,
 05/30/30
(l)
...... 456 456,227
Viavi Solutions, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.17%
,
 10/18/32
(l)
........... 424 423,750
Virgin Media Bristol LLC, Facility 1st
Lien Term Loan Q, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.04%
,
 01/31/29
(l)
........... 1,000 961,560

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Virtusa Corp., 1st Lien Term Loan B2,
(1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 6.92%
,
 02/15/29
(l)
USD 972 $ 871,586
VS Buyer LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.92%
,
 04/14/31
(l)
982 957,878
Wand NewCo 3, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.17%
,
 01/30/31
(l)
........... 6,015 5,959,103
Waystar Technologies, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
5.67%
,
 10/22/29
(d)(l)
.......... 128 127,695
WEC US Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
5.67%
,
 01/27/31
(l)
........... 1,331 1,327,821
West Deptford Energy Holdings LLC,
1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor +
4.00%), 7.67%
,
 07/26/32 ...... 8,843 8,787,905
WEX, Inc., 1st Lien Term Loan B2,
(1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.42%
,
 04/03/28
(l)
955 950,080
Whatabrands LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.17%
,
 08/03/28
(l)
1,366 1,362,767
White Cap Supply Holdings LLC,
Facility 1st Lien Term Loan C, (1-mo.
CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
 10/19/29
(l)
...... 1,975 1,895,269
Wilsonart LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.25%), 7.95%
,
 08/05/31
(l)
985 854,487
Xerox Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.00%; 6-mo. CME Term
SOFR at 0.00% Floor + 4.00% at
0.50% Floor + 0.00%), 7.63% -
7.73%
,
 11/19/29 ............ 11,234 7,077,541
Zayo Group LLC, 1st Lien Term Loan,
(1-mo. EURIBOR at 0.00% Floor +
3.25%), 5.14%
,
 03/11/30 ....... EUR 11 12,409
Zelis Payments Buyer, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
6.92%
,
 11/26/31
(l)
........... USD 973 939,616
1,064,586,932
Total Floating Rate Loan Interests — 4.0%
(Cost: $1,934,516,221) ........................... 1,864,160,545
Foreign Agency Obligations
Argentina — 0.0%
Bonos Para La Reconstruccion De Una
Argentina Libre, 3.00%, 10/31/28 . 5,767 4,869,868
Australia — 0.2%
New South Wales Treasury Corp.,
2.50%, 11/22/32
(b)
........... AUD 49,384 28,874,051
Queensland Treasury Corp., 3.25%,
05/21/35
(b)
................ EUR 14,700 16,696,035
Security
Par (000)
Par (000) Value
Australia (continued)
Treasury Corp. of Victoria, 5.00%,
11/20/40 .................. AUD 43,658 $ 26,928,922
72,499,008
Chile — 0.0%
Corp. Nacional del Cobre de Chile
(b)
3.63%, 08/01/27 ............ USD 851 840,260
3.15%, 01/14/30 ............ 2,627 2,463,128
6.44%, 01/26/36 ............ 396 416,760
Empresa Nacional del Petroleo
5.25%, 11/06/29
(b)
........... 788 789,576
5.95%, 07/30/34
(c)
........... 547 551,732
5,061,456
Colombia — 0.0%
Ecopetrol SA, 8.88%, 01/13/33 ..... 1,370 1,446,035
Costa Rica — 0.0%
Instituto Costarricense de Electricidad,
6.38%, 05/15/43
(c)
........... 280 271,198
France — 0.2%
Electricite de France SA
(b)
(5-Year EUR Swap Annual +
2.86%), 2.63%
(a)(q)
......... EUR 24,000 26,999,519
(BPISDS15 + 3.32%), 5.88%
(a)(q)
. GBP 1,000 1,293,819
(5-Year EUR Swap Annual +
3.97%), 3.38%
(a)(q)
......... EUR 6,800 7,391,260
(5-Year EURIBOR ICE Swap Rate +
3.28%), 5.63%
(a)(q)
......... 4,800 5,673,383
6.13%, 06/02/34 ............ GBP 26,600 35,307,019
5.50%, 10/17/41 ............ 6,100 7,145,937
2.00%, 12/09/49 ............ EUR 4,700 3,210,834
5.13%, 09/22/50 ............ GBP 6,300 6,560,126
93,581,897
Hungary — 0.1%
(b)
Magyar Export-Import Bank Zrt., 6.00%,
05/16/29 ................. EUR 7,409 8,978,689
MFB Magyar Fejlesztesi Bank Zrt.,
6.50%, 06/29/28 ............ USD 9,617 9,799,415
MVM Energetika Zrt.
7.50%, 06/09/28 ............ 6,280 6,519,142
6.50%, 03/13/31 ............ 817 843,042
26,140,288
Indonesia — 0.0%
Garuda Indonesia Persero Tbk. PT,
6.50%, (6.50% Cash or 7.25% PIK),
12/28/31
(b)(o)
............... 4,618 3,858,564
Kazakhstan — 0.0%
Baiterek National Investment Holding
JSC, 5.45%, 05/08/28
(b)
....... 696 697,566
Development Bank of Kazakhstan JSC
13.00%, 04/15/27
(b)
.......... KZT 100,000 198,807
13.49%, 05/23/28
(b)
.......... 692,500 1,358,015
13.49%, 05/23/28
(c)
.......... 5,082,500 9,966,953
17.30%, 07/03/28
(b)
.......... 587,000 1,231,577
13,452,918
Mexico — 0.1%
Eagle Funding Luxco SARL, 5.50%,
08/17/30
(b)
................ USD 640 641,600
Petroleos Mexicanos
2.75%, 04/21/27
(b)
........... EUR 179 203,380
4.75%, 02/26/29
(b)
........... 8,200 9,414,373
8.75%, 06/02/29 ............ USD 3,266 3,433,516

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico (continued)
6.84%, 01/23/30 ............ USD 1,452 $ 1,456,937
5.95%, 01/28/31 ............ 14,654 14,015,818
6.70%, 02/16/32 ............ 2,870 2,809,013
6.95%, 01/28/60 ............ 955 750,725
32,725,362
Mongolia — 0.0%
(b)
City of Ulaanbaatar Mongolia, 7.75%,
08/21/27 ................. 6,000 6,030,000
Development Bank of Mongolia LLC,
8.50%, 07/03/28 ............ 1,525 1,533,769
7,563,769
Morocco — 0.0%
OCP SA
(c)
6.75%, 05/02/34 ............ 10,000 10,413,800
7.50%, 05/02/54 ............ 1,188 1,245,398
11,659,198
Peru — 0.0%
Corp. Financiera de Desarrollo SA
2.40%, 09/28/27
(b)
........... 4,987 4,825,234
5.50%, 05/06/30
(c)
........... 650 659,929
Fondo MIVIVIENDA SA, 4.63%,
04/12/27
(b)
................ 1,142 1,142,000
6,627,163
Republic of Turkiye — 0.0%
Turkiye Varlik Fonu Yonetimi A/S,
8.25%, 02/14/29
(b)
........... 467 484,221
Saudi Arabia — 0.0%
Saudi Arabian Oil Co.
4.00%, 02/02/29
(b)
........... 907 888,152
4.75%, 06/02/30
(c)
........... 1,808 1,787,660
SRC Sukuk Ltd.
4.38%, 04/02/29
(b)
........... 1,477 1,455,399
4,131,211
South Korea — 0.0%
Korea Mine Rehabilitation & Mineral
Resources Corp., 4.88%, 04/13/31
(b)
4,505 4,486,439
Supranational — 0.0%
African Export-Import Bank (The),
3.99%, 09/21/29
(b)
........... 1,527 1,419,850
Venezuela — 0.0%
Petroleos de Venezuela SA, 6.00%,
11/15/26
(b)(e)(f)
............... 9,227 3,151,875
Total Foreign Agency Obligations — 0.6%
(Cost: $289,859,352) ............................. 293,430,320
Foreign Government Obligations
Angola — 0.0%
Republic of Angola
8.25%, 05/09/28
(b)
........... 10,367 10,449,936
8.00%, 11/26/29
(b)
........... 1,854 1,827,117
9.24%, 01/15/31
(b)
........... 4,070 4,114,516
8.75%, 04/14/32
(c)
........... 460 446,430
8.75%, 04/14/32
(b)
........... 1,055 1,023,877
17,861,876
Argentina — 0.1%
Argentine Republic (The)
0.00%, 12/15/27
(h)
........... ARS 5,098,549 8,579,928
1.00%, 07/09/29 ............ USD 438 384,432
Security
Par (000)
Par (000) Value
Argentina (continued)
0.75%, 07/09/30
(g)
........... USD 1,132 $ 948,560
4.12%, 07/09/35
(g)
........... 6,345 4,587,435
3.50%, 07/09/41
(g)
........... 10,728 7,177,052
21,677,407
Armenia — 0.0%
Republic of Armenia, 6.75%, 03/12/35
(c)
574 580,371
Australia — 0.2%
Commonwealth of Australia
2.25%, 05/21/28
(b)
........... AUD 33,700 22,120,371
1.50%, 06/21/31 ............ 50,500 29,722,722
4.25%, 03/21/36
(b)
........... 34,750 22,608,664
74,451,757
Bahrain — 0.0%
Kingdom of Bahrain, 5.45%, 09/16/32
(b)
USD 530 476,404
Barbados — 0.0%
Barbados Government Bond, 8.00%,
06/26/35
(c)
................ 8,819 9,004,199
Benin — 0.0%
Benin Government Bond
4.95%, 01/22/35
(b)
........... EUR 4,220 4,258,709
7.96%, 02/13/38
(c)
........... USD 5,069 4,959,133
Benin Sukuk SA
6.20%, 01/29/33
(b)
........... 1,461 1,356,202
10,574,044
Bolivia, Plurinational State of — 0.0%
Plurinational State of Bolivia, 4.50%,
03/20/28
(b)
................ 630 584,669
Brazil — 0.2%
Federative Republic of Brazil
10.00%, 01/01/27 ........... BRL 510 95,983,711
6.63%, 03/15/35 ............ USD 668 683,364
6.25%, 05/22/36 ............ 709 695,901
Nota Do Tesouro Nacional, 10.00%,
01/01/29 ................. BRL 8 1,430,811
98,793,787
Bulgaria — 0.0%
Bulgaria Government Bond, 5.00%,
03/05/37
(b)
................ USD 796 766,620
Cameroon — 0.0%
Republic of Cameroon
(b)
9.50%, 07/31/31 ............ 7,952 7,753,200
8.88%, 01/30/33 ............ 1,822 1,718,146
9,471,346
Canada — 0.2%
Canadian Government Bond, 2.75%,
03/01/30 ................. CAD 121,270 86,295,143
Chile — 0.0%
Republic of Chile
2.75%, 01/31/27 ............ USD 1,672 1,641,904
3.75%, 01/14/32 ............ EUR 874 1,000,747
4.34%, 03/07/42 ............ USD 1,177 1,032,229
3,674,880
China — 0.1%
People's Republic of China, 2.11%,
08/25/34 ................. CNY 186,070 27,784,483

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colombia — 0.5%
Republic of Colombia
5.75%, 11/03/27 ............ COP 398,847,300 $ 96,348,877
5.38%, 01/21/29 ............ USD 1,143 1,134,427
7.75%, 09/18/30 ............ COP 451,264,500 98,347,322
6.13%, 01/21/31 ............ USD 375 369,000
7.00%, 06/30/32 ............ COP 46,991,500 9,337,796
8.00%, 04/20/33 ............ USD 918 969,178
7.50%, 02/02/34 ............ 1,421 1,453,328
8.00%, 11/14/35 ............ 460 481,643
7.75%, 11/07/36 ............ 651 666,006
6.50%, 11/26/38 ............ EUR 584 641,353
7.25%, 10/26/50 ............ COP 55,783,600 8,826,159
12.00%, 03/13/58 ........... 6,036,500 1,478,254
Titulos de Tesoreria, 12.50%, 02/27/30 78,316,300 20,245,808
240,299,151
Congo — 0.0%
Congo Government Bond, 9.50%,
02/17/35
(b)
................ USD 3,575 3,213,925
Costa Rica — 0.0%
Republic of Costa Rica
6.55%, 04/03/34
(b)
........... 433 456,707
7.16%, 03/12/45
(b)
........... 7,830 8,346,780
7.30%, 11/13/54
(c)
........... 697 756,245
7.30%, 11/13/54
(b)
........... 7,148 7,755,580
17,315,312
Czech Republic — 0.1%
Czech Republic
4.50%, 11/11/32 ............ CZK 774,880 36,106,332
4.20%, 12/04/36
(b)
........... 267,710 11,869,070
4.00%, 04/04/44 ............ 482,350 19,488,636
67,464,038
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(b)
........... USD 1,947 1,956,735
4.50%, 01/30/30
(c)
........... 1,506 1,430,700
4.50%, 01/30/30
(b)
........... 1,792 1,702,400
7.05%, 02/03/31
(c)
........... 1,164 1,203,576
10.75%, 06/01/36
(c)
.......... DOP 1,711,650 29,641,184
10.75%, 06/01/36
(b)
.......... 152,950 2,648,683
6.95%, 03/15/37
(c)
........... USD 658 669,170
39,252,448
Ecuador — 0.0%
Republic of Ecuador
0.00%, 07/31/30
(b)(h)
.......... 221 185,004
8.75%, 01/29/34
(c)
........... 864 848,232
6.90%, 07/31/35
(b)(g)
.......... 1,166 1,022,477
9.25%, 01/29/39
(c)
........... 1,005 985,905
3,041,618
Egypt — 0.2%
Arab Republic of Egypt
7.50%, 01/31/27
(b)
........... 3,863 3,878,336
25.32%, 08/13/27 ........... EGP 71,360 1,296,788
5.80%, 09/30/27
(b)
........... USD 2,095 2,063,177
24.46%, 10/01/27 ........... EGP 421,948 7,592,976
24.14%, 12/03/27 ........... 69,502 1,246,244
21.38%, 02/04/28 ........... 522,441 9,184,298
6.59%, 02/21/28
(b)
........... USD 1,653 1,640,520
21.95%, 03/04/28 ........... EGP 27,274 485,310
23.44%, 07/01/28 ........... 804,983 14,324,726
8.63%, 02/04/30
(b)
........... USD 3,734 3,856,811
5.63%, 04/16/30
(b)
........... EUR 15,365 16,588,387
Security
Par (000)
Par (000) Value
Egypt (continued)
7.63%, 05/29/32
(b)
........... USD 26,155 $ 25,095,722
9.45%, 02/04/33
(c)
........... 929 972,022
8.50%, 01/31/47
(b)
........... 2,395 2,064,194
8.50%, 01/31/47
(c)
........... 250 215,469
7.90%, 02/21/48
(b)
........... 18,663 15,106,510
7.50%, 02/16/61
(b)
........... 200 152,080
7.50%, 02/16/61
(c)
........... 367 279,067
106,042,637
El Salvador — 0.0%
Republic of El Salvador
(b)
8.63%, 02/28/29 ............ 1,829 1,908,562
9.25%, 04/17/30 ............ 520 541,580
2,450,142
Ethiopia — 0.0%
Federal Democratic Republic of
Ethiopia, 6.63%, 12/11/24
(b)(e)(f)
... 519 529,380
France — 0.1%
French Republic, 3.20%, 05/25/35
(b)(c)
EUR 21,185 23,603,374
Gabon — 0.0%
Gabon Government Bond
9.50%, 02/18/29
(b)
........... USD 5,557 5,199,185
Germany — 0.4%
Federal Republic of Germany
(b)
0.10%, 04/15/26 ............ EUR 59,975 69,443,890
1.70%, 08/15/32 ............ 83,140 90,082,250
2.30%, 02/15/33 ............ 11,540 12,889,535
172,415,675
Ghana — 0.0%
Republic of Ghana
(b)
0.00%, 07/03/26
(h)
........... USD 33 32,759
5.00%, 07/03/29
(g)
........... 7,406 7,044,679
0.00%, 01/03/30
(h)
........... 135 113,846
5.00%, 07/03/35
(g)
........... 899 763,977
7,955,261
Greece — 0.1%
Hellenic Republic, 4.13%, 06/15/54
(b)(c)
EUR 24,050 26,287,504
Guatemala — 0.0%
Republic of Guatemala
(c)
7.05%, 10/04/32 ............ USD 941 1,006,870
6.60%, 06/13/36 ............ 683 714,896
6.25%, 08/15/36 ............ 937 952,695
2,674,461
Hungary — 0.1%
Hungary Government Bond
5.00%, 02/22/27
(b)
........... EUR 11,708 13,729,051
5.25%, 06/16/29
(c)
........... USD 877 878,732
5.50%, 06/16/34
(b)
........... 2,176 2,147,103
6.00%, 09/26/35
(b)
........... 4,650 4,713,612
7.00%, 10/24/35 ............ HUF 8,422,730 24,993,402
5.50%, 03/26/36
(c)
........... USD 473 459,992
6.75%, 09/23/55
(c)
........... 679 690,258
47,612,150
Indonesia — 0.2%
Republic of Indonesia
7.00%, 05/15/27 ............ IDR 798,293,000 47,525,549
6.50%, 07/15/30 ............ 410,634,000 24,081,951
8.25%, 06/15/32 ............ 23,748,000 1,492,416
3.88%, 01/15/33 ............ EUR 605 679,626
7.00%, 02/15/33 ............ IDR 182,950,000 10,813,691

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indonesia (continued)
6.63%, 05/15/33 ............ IDR 122,845,000 $ 7,136,102
91,729,335
Ireland — 0.8%
Republic of Ireland, 2.60%, 10/18/34
(b)
EUR 316,417 351,749,350
Italy — 0.5%
Buoni Poliennali del Tesoro
(b)
2.95%, 07/01/30 ............ 146,298 167,576,657
3.65%, 08/01/35
(c)
........... 64,768 73,829,894
241,406,551
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
6.38%, 03/03/28
(b)
........... USD 1,667 1,676,834
5.88%, 10/17/31
(b)
........... EUR 1,425 1,606,733
7.63%, 01/30/33
(b)
........... USD 968 984,214
6.13%, 06/15/33
(b)
........... 11,513 10,813,585
8.08%, 04/01/36
(c)
........... 1,039 1,055,715
8.25%, 01/30/37
(c)
........... 433 443,221
6.75%, 02/25/41
(c)
........... 636 556,500
17,136,802
Japan — 0.3%
Japan Government Bond
1.30%, 03/01/28 ............ JPY 3,650,000 22,975,187
1.60%, 12/20/30 ............ 6,340,000 39,643,526
1.50%, 09/20/43 ............ 9,504,100 46,880,026
0.70%, 09/20/51 ............ 3,268,000 10,597,294
3.20%, 09/20/55 ............ 3,925,100 22,638,729
142,734,762
Jordan — 0.0%
Hashemite Kingdom of Jordan
7.75%, 01/15/28
(b)
........... USD 649 663,512
7.50%, 01/13/29
(c)
........... 634 651,869
7.50%, 01/13/29
(b)
........... 2,535 2,606,449
5.85%, 07/07/30
(b)
........... 711 697,669
4,619,499
Kenya — 0.1%
Republic of Kenya
9.75%, 02/16/31
(c)
........... 737 756,125
9.75%, 02/16/31
(b)
........... 594 609,414
8.00%, 05/22/32
(b)
........... 8,471 8,170,534
7.88%, 10/09/33
(b)
........... 3,261 3,028,654
7.88%, 02/26/34
(c)
........... 15,097 13,717,134
26,281,861
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond
7.75%, 06/03/30
(c)
........... 2,515 2,507,555
7.75%, 06/03/30
(b)
........... 5,522 5,505,655
8,013,210
Latvia — 0.0%
Latvia Government Bond, 5.13%,
07/30/34
(c)
................ 1,327 1,328,659
Lebanon — 0.1%
Lebanese Republic
(b)(e)(f)
6.10%, 10/04/24 ............ 6,102 1,437,021
6.25%, 11/04/24 ............ 9,270 2,183,085
6.00%, 01/27/25 ............ 4,488 1,056,924
6.20%, 02/26/25 ............ 20,671 4,868,020
6.65%, 04/22/25 ............ 12,073 2,843,192
6.60%, 11/27/26 ............ 21,072 4,962,456
6.85%, 03/23/27 ............ 21,822 5,139,081
6.65%, 11/03/28 ............ 5,526 1,301,373
Security
Par (000)
Par (000) Value
Lebanon (continued)
7.00%, 03/23/32 ............ USD 6,126 $ 1,454,925
25,246,077
Malaysia — 0.2%
Federation of Malaysia, 3.52%,
04/20/28 ................. MYR 90,500 22,476,029
Malaysia Government Bond
3.34%, 05/15/30 ............ 90,500 22,288,056
4.23%, 06/30/31 ............ 86,400 22,138,266
3.48%, 07/02/35 ............ 16,440 4,011,478
70,913,829
Mexico — 0.7%
Eagle Funding Luxco SARL, 5.50%,
08/17/30
(c)
................ USD 3,721 3,730,302
Mex Bonos Desarr Fix Rt
7.00%, 09/03/26 ............ MXN 18,457 103,010,093
8.50%, 03/01/29 ............ 10,437 58,254,727
8.50%, 05/31/29 ............ 1,016 5,654,533
8.00%, 02/21/36 ............ 3,820 19,494,859
7.75%, 11/13/42 ............ 11,063 51,229,533
United Mexican States
5.40%, 02/09/28 ............ USD 1,696 1,716,352
5.00%, 05/07/29 ............ 537 540,491
6.00%, 05/13/30 ............ 1,288 1,331,148
5.38%, 03/22/33 ............ 1,069 1,044,413
5.63%, 02/09/34 ............ 900 883,800
4.50%, 03/19/34 ............ EUR 19,998 22,447,367
5.63%, 09/22/35 ............ USD 1,074 1,038,558
6.13%, 02/09/38 ............ 586 572,522
5.13%, 03/19/38 ............ EUR 5,388 6,011,307
6.05%, 01/11/40 ............ USD 8,900 8,633,000
5.38%, 05/16/40 ............ EUR 19,368 21,561,112
7.38%, 05/13/55 ............ USD 20,165 21,173,250
328,327,367
Mongolia — 0.0%
State of Mongolia, 6.63%, 02/25/30
(b)
750 759,750
Montenegro — 0.0%
Republic of Montenegro, 2.88%,
12/16/27
(b)
................ EUR 590 664,690
Morocco — 0.0%
Kingdom of Morocco
2.38%, 12/15/27
(b)
........... USD 283 271,722
5.95%, 03/08/28
(c)
........... 261 265,359
4.75%, 04/02/35
(c)
........... EUR 1,587 1,804,985
2,342,066
Mozambique — 0.0%
Republic of Mozambique
(g)
9.00%, 09/15/31
(c)
........... USD 1,951 1,462,489
9.00%, 09/15/31
(b)
........... 1,819 1,363,541
2,826,030
New Zealand — 0.1%
New Zealand Government Bond
4.25%, 05/15/36 ............ NZD 36,000 19,877,902
5.00%, 05/15/54 ............ 3,000 1,636,425
21,514,327
Nigeria — 0.1%
Federal Republic of Nigeria
6.13%, 09/28/28
(b)
........... USD 8,625 8,556,000
8.38%, 03/24/29
(b)
........... 6,233 6,529,068
7.14%, 02/23/30
(b)
........... 3,463 3,480,176
7.88%, 02/16/32
(b)
........... 12,719 12,849,370

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nigeria (continued)
10.38%, 12/09/34
(c)
.......... USD 754 $ 862,576
9.13%, 01/13/46
(c)
........... 4,834 5,041,862
37,319,052
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%,
03/13/27
(b)
................ EUR 546 640,289
Oman — 0.0%
Oman Government Bond
6.75%, 01/17/48
(b)
........... USD 1,137 1,185,627
Pakistan — 0.0%
(b)
Islamic Republic of Pakistan
6.88%, 12/05/27 ............ 3,366 3,317,193
7.38%, 04/08/31 ............ 2,989 2,770,803
7.88%, 03/31/36 ............ 2,426 2,174,302
Pakistan Global Sukuk Programme Co.
Ltd. (The), 7.95%, 01/31/29 ..... 9,723 9,589,309
17,851,607
Panama — 0.0%
Republic of Panama, 6.40%, 02/14/35 1,012 1,050,456
Paraguay — 0.1%
Republic of Paraguay
2.74%, 01/29/33
(b)
........... 617 542,343
8.50%, 04/04/38
(c)
........... PYG 162,705,000 24,710,880
5.60%, 03/13/48
(b)
........... USD 649 595,782
25,849,005
Peru — 0.0%
Republic of Peru
2.78%, 01/23/31 ............ 522 476,573
1.86%, 12/01/32 ............ 902 743,248
7.60%, 08/12/39
(c)
........... PEN 28,418 8,454,108
7.60%, 08/12/39
(b)
........... 26,323 7,830,864
17,504,793
Philippines — 1.0%
Republic of Philippines
4.63%, 07/17/28 ............ USD 512 513,997
6.38%, 07/27/30 ............ PHP 2,974,060 48,550,543
6.00%, 08/20/30 ............ 14,696,770 236,245,292
6.13%, 01/18/31 ............ 2,656,810 42,780,750
6.38%, 04/28/35 ............ 7,642,860 121,604,533
5.93%, 02/23/36 ............ 575,000 8,800,729
458,495,844
Poland — 0.5%
Republic of Poland
5.75%, 04/25/29 ............ PLN 201,448 55,579,993
4.75%, 07/25/29 ............ 113,445 30,281,032
5.00%, 01/25/30 ............ 118,000 31,722,076
4.88%, 02/12/30 ............ USD 2,410 2,460,610
4.88%, 10/04/33 ............ 240 239,479
5.00%, 10/25/34 ............ PLN 129,746 33,257,068
5.00%, 10/25/35 ............ 301,803 76,127,575
5.50%, 04/04/53 ............ USD 1,155 1,061,976
230,729,809
Qatar — 0.0%
State of Qatar, 3.25%, 06/02/26
(b)
... 3,863 3,853,342
Republic of Turkiye — 0.1%
Republic of Turkiye (The)
31.08%, 11/08/28 ........... TRY 291,767 5,856,276
30.00%, 09/12/29 ........... 355,353 6,891,077
9.13%, 07/13/30 ............ USD 3,649 3,983,796
Security
Par (000)
Par (000) Value
Republic of Turkiye (continued)
33.90%, 10/02/30 ........... TRY 69,000 $ 1,488,203
7.13%, 02/12/32 ............ USD 1,296 1,297,944
9.38%, 01/19/33 ............ 3,743 4,155,479
6.30%, 03/14/33 ............ 5,210 4,924,753
26.20%, 10/05/33 ........... TRY 695,641 13,281,843
7.63%, 05/15/34 ............ USD 1,313 1,331,382
27.70%, 09/27/34 ........... TRY 394,794 7,870,909
6.95%, 09/16/35 ............ USD 3,496 3,351,790
54,433,452
Romania — 0.2%
Romania Government Bond
5.25%, 11/25/27
(b)
........... 5,824 5,819,516
5.25%, 11/25/27
(c)
........... 250 249,808
6.63%, 02/17/28
(b)
........... 814 830,768
5.88%, 01/30/29
(b)
........... 28,462 28,609,433
5.25%, 03/10/30
(b)
........... EUR 5,312 6,228,903
5.75%, 09/16/30
(c)
........... USD 3,652 3,636,479
3.00%, 02/14/31
(b)
........... 722 633,880
2.12%, 07/16/31
(b)
........... EUR 646 640,830
3.63%, 03/27/32
(b)
........... USD 3,428 3,004,453
5.25%, 05/30/32
(b)
........... EUR 7,715 8,797,711
4.63%, 03/04/33
(c)
........... 900 970,697
5.38%, 06/07/33
(c)
........... 1,875 2,106,277
6.25%, 09/10/34
(c)
........... 1,552 1,816,303
6.13%, 10/07/37
(c)
........... 1,875 2,097,608
6.75%, 07/11/39
(c)
........... 767 883,328
2.75%, 04/14/41
(b)
........... 3,885 2,809,916
6.50%, 10/07/45
(c)
........... 2,688 2,968,045
72,103,955
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
5.13%, 01/13/28
(c)
........... USD 1,407 1,416,849
4.75%, 01/18/28
(b)
........... 3,102 3,103,163
5.00%, 01/18/53
(c)
........... 2,097 1,770,896
5.00%, 01/18/53
(b)
........... 1,392 1,175,530
7,466,438
Senegal — 0.0%
Republic of Senegal, 4.75%, 03/13/28
(b)
EUR 5,929 4,266,254
Serbia — 0.0%
Republic of Serbia
6.50%, 09/26/33
(b)
........... USD 624 650,339
6.00%, 06/12/34
(c)
........... 713 713,000
1,363,339
South Africa — 0.8%
Republic of South Africa
3.75%, 07/24/26 ............ EUR 1,205 1,391,309
8.00%, 01/31/30 ............ ZAR 2,174,379 127,081,906
7.00%, 02/28/31 ............ 2,890,102 160,034,394
8.88%, 02/28/35 ............ 47,006 2,728,806
7.10%, 11/19/36
(c)
........... USD 1,067 1,093,280
8.50%, 01/31/37 ............ ZAR 1,487,031 82,090,868
5.00%, 10/12/46 ............ USD 784 562,520
5.75%, 09/30/49 ............ 1,080 837,000
7.95%, 11/19/54
(c)
........... 932 921,049
7.25%, 12/11/55
(c)
........... 10,900 9,968,050
386,709,182
South Korea — 0.2%
Republic of Korea
2.63%, 06/10/35 ............ KRW 110,441,000 64,973,407
2.63%, 09/10/55 ............ 40,410,000 20,978,445
85,951,852

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain — 1.2%
Bonos y Obligaciones del Estado
3.50%, 05/31/29 ............ EUR 11,610 $ 13,696,892
2.70%, 01/31/30 ............ 134,797 154,777,889
2.60%, 05/31/31 ............ 39,887 45,219,679
3.15%, 04/30/33
(b)(c)
.......... 30,606 35,245,691
3.25%, 04/30/34
(b)(c)
.......... 83,221 95,645,109
3.45%, 10/31/34
(b)(c)
.......... 100,525 116,859,924
3.90%, 07/30/39
(b)(c)
.......... 23,720 27,804,545
2.90%, 10/31/46
(b)(c)
.......... 45,767 44,832,569
3.45%, 07/30/66
(b)(c)
.......... 42,500 42,378,952
576,461,250
Sri Lanka — 0.1%
Sri Lanka Government Bond
4.00%, 04/15/28
(c)
........... USD 1,869 1,786,425
4.00%, 04/15/28
(b)
........... 18,372 17,559,017
3.10%, 01/15/30
(b)(g)
.......... 198 182,679
3.10%, 01/15/30
(c)(g)
.......... 1,797 1,657,581
3.35%, 03/15/33
(c)(g)
.......... 3,524 2,931,476
3.60%, 06/15/35
(c)(g)
.......... 2,380 1,802,715
3.60%, 06/15/35
(b) (g)
.......... 16,895 12,797,624
3.60%, 05/15/36
(c)(g)
.......... 1,652 1,459,642
3.60%, 02/15/38
(c)(g)
.......... 3,305 2,953,578
43,130,737
Suriname — 0.0%
Suriname Government International
Bond, 8.50%, 11/06/35
(c)
....... 697 720,698
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago
6.40%, 06/26/34
(b)
........... 6,330 6,292,020
6.50%, 01/28/36
(c)
........... 701 693,990
6,986,010
Tunisia — 0.0%
Tunisian Republic, 6.38%, 07/15/26
(b)
EUR 4,885 5,612,054
Ukraine — 0.1%
Ukraine Government Bond
(g)
4.50%, 02/01/29
(b)
........... USD 3,151 2,205,792
4.50%, 02/01/29
(c)
........... 83 58,150
0.00%, 02/01/30
(c)
........... 1,058 617,992
0.00%, 02/01/30
(b)
........... 832 485,711
4.00%, 02/01/32
(b)
........... 11,368 8,184,729
0.00%, 02/01/34
(c)
........... 2,782 1,185,250
0.00%, 02/01/34
(b)
........... 3,386 1,442,403
4.50%, 02/01/34
(c)
........... 2,079 1,104,030
4.50%, 02/01/34
(b)
........... 5,734 3,044,661
0.00%, 02/01/35
(c)
........... 3,015 1,380,778
0.00%, 02/01/35
(b)
........... 15,121 6,925,342
4.50%, 02/01/35
(c)
........... 4,722 2,460,232
4.50%, 02/01/35
(b)
........... 8,354 4,352,221
0.00%, 02/01/36
(b)
........... 22,486 10,276,313
0.00%, 02/01/36
(c)
........... 1,959 895,423
4.50%, 02/01/36
(b)
........... 5,270 2,692,783
4.50%, 02/01/36
(c)
........... 7,515 3,840,311
51,152,121
United Arab Emirates — 0.0%
United Arab Emirates Government
Bond
(b)
4.88%, 04/30/29 ............ 2,331 2,356,641
3.90%, 09/09/50 ............ 912 626,270
2,982,911
Security
Par (000)
Par (000) Value
United Kingdom — 1.1%
U.K. Treasury Bonds
(b)
4.38%, 03/07/30 ............ GBP 280,939 $ 371,177,810
3.50%, 01/22/45 ............ 33,536 34,236,657
3.75%, 10/22/53 ............ 37,893 37,430,329
0.50%, 10/22/61 ............ 152,687 47,634,010
490,478,806
Uruguay — 0.1%
Oriental Republic of Uruguay
9.75%, 07/20/33 ............ UYU 244,697 6,667,541
8.00%, 10/29/35 ............ 762,438 18,983,575
5.25%, 09/10/60 ............ USD 1,090 987,669
26,638,785
Uzbekistan — 0.0%
Republic of Uzbekistan
5.38%, 05/29/27
(b)
........... EUR 7,545 8,775,539
5.38%, 05/29/27
(c)
........... 723 840,917
16.63%, 05/29/27
(b)
.......... UZS 2,540,000 217,660
7.85%, 10/12/28
(c)
........... USD 712 742,706
7.85%, 10/12/28
(b)
........... 2,719 2,836,262
13,413,084
Venezuela — 0.0%
Bolivarian Republic of Venezuela
(e)(f)
9.25%, 09/15/27 ............ 5,340 2,536,500
11.95%, 08/05/31
(b)
.......... 13,048 6,641,330
9,177,830
Zambia — 0.0%
Republic of Zambia
(b)
5.75%, 06/30/33
(g)
........... 3,491 3,272,097
0.50%, 12/31/53 ............ 5,755 3,742,300
7,014,397
Total Foreign Government Obligations — 11.0%
(Cost: $5,182,573,900) ........................... 5,105,490,391
Shares
Shares
Grantor Trust
(f)(l)
iShares Bitcoin Trust ETF
(t)
....... 1,447,178 55,600,579
iShares Ethereum Trust ETF
(t)
..... 815,000 12,901,450
SPDR Gold Shares ............ 72,000 30,980,880
Total Grantor Trust — 0.2%
(Cost: $114,680,279) ............................. 99,482,909
Investment Companies
iShares 0-5 Year TIPS Bond ETF
(k)(t)
. 401,690 41,546,797
iShares AAA CLO Active ETF
(t)
..... 700,000 36,284,500
iShares China Large-Cap ETF
(k)(t)
... 449,559 16,139,168
iShares Flexible Income Active ETF
(t)
5,886,000 305,659,980
iShares High Yield Muni Active ETF
(t)
396,000 19,000,080
iShares iBoxx $ High Yield Corporate
Bond ETF
(j)(t)
............... 1,226,174 97,554,404
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(j)(t)
........ 3,498,988 381,354,702
iShares MSCI Brazil ETF
(t)
........ 298,064 11,442,677
iShares Russell 2000 ETF
(j)(t)
...... 134,000 33,232,000
SPDR S&P Regional Banking ETF
(j)
. 8,600 560,290
VanEck Semiconductor ETF
(j)(k)
..... 37,520 14,385,168
Vanguard Intermediate-Term Corporate
Bond ETF
(j)
................ 1,573,283 130,189,168

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Vanguard Long-Term Corporate Bond
ETF
(j)
.................... 570,850 $ 42,653,912
Total Investment Companies — 2.5%
(Cost: $1,115,611,592) ............................ 1,130,002,846
Par (000)
Pa r (000)
Municipal Bonds
Arizona - 0.0%
Maricopa County Industrial
Development Authority , Series 2024,
RB , 7.38% , 10/01/29
(c)
........ USD 8,225 8,671,094
California - 0.1%
California State Public Works Board ,
Series 2009G, Sub-Series G-2, RB ,
8.36% , 10/01/34 ............ 6,820 8,030,347
City of Riverside , Series 2010A, RB ,
7.61% , 10/01/40 ............ 3,805 4,531,870
Contra Costa Community College
District , Series 2010B, GO ,
6.50% , 08/01/34 ............ 3,205 3,424,011
Golden State Tobacco Securitization
Corp. , Series 2021B, RB ,
2.75% , 06/01/34 (SAP) ........ 2,695 2,384,933
State of California
Series 2009, GO, 7.50%, 04/01/34 2,155 2,475,711
Series 2009, GO, 7.55%, 04/01/39 4,840 5,745,431
Series 2009, GO, 7.30%, 10/01/39 3,720 4,273,528
Series 2009, GO, 7.35%, 11/01/39 2,270 2,618,949
State of California Department of
Water Resources , Series BC, RB ,
1.77% , 12/01/34 ............ 4,600 3,683,225
37,168,005
Colorado - 0.0%
Colorado Health Facilities Authority ,
Series 2016A, RB , 4.00% , 11/15/46 6,035 5,412,440
Florida - 0.0%
County of Broward Airport System ,
Series 2019C, RB , 2.91% , 10/01/32 3,100 2,835,700
County of Miami-Dade , Series 2019E,
RB , 2.53% , 10/01/30 ......... 7,590 7,073,379
Sumter Landing Community
Development District , Series 2016,
RB , 4.17% , 10/01/47 ......... 2,555 2,305,621
12,214,700
Georgia - 0.0%
State of Georgia , Series 2022A, GO ,
4.00% , 07/01/41 ............ 4,470 4,501,176
Massachusetts - 0.0%
Commonwealth of Massachusetts
Series 2009E, GO, 5.46%, 12/01/39 805 814,402
Series 2019H, GO, 2.90%, 09/01/49 1,055 717,085
Massachusetts Housing Finance
Agency
Series 2014B, RB, AMT,
4.50%, 12/01/39 .......... 385 383,576
Series 2015A, RB, AMT,
4.35%, 12/01/40 .......... 335 332,038
2,247,101
Security
Par (000)
Par (000) Value
Michigan - 0.0%
Michigan State Housing Development
Authority , Series 2025A-1, RB ,
5.25% , 10/01/50 ............ USD 7,025 $ 7,153,943
New Jersey - 0.0%
Rutgers The State University of
New Jersey , Series 2019R, RB ,
3.27% , 05/01/43 ............ 3,750 3,042,611
New York - 0.2%
City of New York , Series 2025H, GO ,
6.29% , 02/01/45 ............ 3,730 3,881,347
Empire State Development Corp.
Series 2021B, RB, 2.01%, 03/15/30 7,085 6,550,579
Series 2021B, RB, 2.50%, 03/15/33 9,725 8,599,845
New York City Municipal Water Finance
Authority
Series 2010AA-1, RB,
5.75%, 06/15/41 .......... 1,610 1,610,495
Series 2011AA, RB,
5.44%, 06/15/43 .......... 4,775 4,602,433
New York City Transitional Finance
Authority Future Tax Secured ,
Series 2019B, Sub-Series B-3, RB ,
3.90% , 08/01/31 ............ 11,870 11,632,742
State of New York , Series 2019B, GO ,
2.80% , 02/15/32 ............ 11,215 10,316,188
United Nations Development Corp. ,
Series 2025A, RB , 6.54% , 08/01/55 3,505 3,699,360
50,892,989
Ohio - 0.0%
American Municipal Power, Inc. , Series
2010A, RB , 7.83% , 02/15/41 .... 4,015 4,848,115
JobsOhio Beverage System , Series
2013B, RB , 3.99% , 01/01/29 .... 3,015 3,008,635
7,856,750
Oregon - 0.0%
Oregon School Boards Association
Series 2002B, GO, 5.55%, 06/30/28 4,075 4,127,339
Series 2005A, GO, 4.76%, 06/30/28 1,569 1,576,746
State of Oregon , Series 2003, GO ,
5.89% , 06/01/27 ............ 2,141 2,166,877
7,870,962
Pennsylvania - 0.0%
Commonwealth Financing Authority ,
Series 2016A, RB , 4.14% , 06/01/38 1,580 1,479,222

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Puerto Rico - 0.2%
Commonwealth of Puerto Rico , Series
2022 , VRDN, 0.00% , 11/01/51
(e)(f)(u)
USD 92,983 $ 56,719,819
Puerto Rico Electric Power Authority
(e)(f)
Series 2003NN, RB,
5.50%, 07/01/20 .......... 2,060 1,369,900
Series 2007TT, RB, 5.00%, 07/01/18 1,915 1,273,475
Series 2008WW, RB,
5.38%, 07/01/24 .......... 1,530 1,017,450
Series 2008WW, RB,
5.25%, 07/01/33 .......... 2,930 1,944,787
Series 2008WW, RB,
5.50%, 07/01/38 .......... 6,160 4,088,700
Series 2010AAA, RB,
5.25%, 07/01/21 .......... 1,710 1,137,150
Series 2010AAA, RB,
5.25%, 07/01/26 .......... 940 623,925
Series 2010CCC, RB,
5.25%, 07/01/28 .......... 1,635 1,085,231
Series 2010ZZ, RB, 5.00%, 07/01/18 1,225 814,625
Series 2010ZZ, RB, 5.25%, 07/01/23 500 332,500
Series 2010ZZ, RB, 5.25%, 07/01/26 1,150 763,312
Series 2010ZZ, RB, 5.25%, 12/31/49 6,255 4,159,575
Series 2013A, RB, 5.00%, 07/01/42 6,800 4,513,500
Series 2013A, RB, 5.05%, 07/01/42 1,030 683,663
Series 2013A, RB, 7.00%, 07/01/43 7,405 4,915,069
Puerto Rico Sales Tax Financing
Corp. , Series 2018A-1, RB ,
4.75% , 07/01/53 ............ 2,048 1,907,074
87,349,755
Tennessee - 0.0%
Tennessee Housing Development
Agency
Series 2018-3, RB, 3.85%, 07/01/43 765 713,631
Series 2018-3, RB, 3.95%, 01/01/49 615 551,389
1,265,020
Texas - 0.1%
Dallas Fort Worth International Airport ,
Series 2019A, RB , 3.14% , 11/01/45 2,360 1,781,248
Port of Beaumont Navigation
District , Series 2024B, RB ,
10.00% , 07/01/26
(c)
.......... 10,535 10,543,960
Terrell Independent School District ,
Series 2025, GO , 5.25% , 08/01/50
(PSF) ................... 7,935 8,398,126
20,723,334
Virginia - 0.0%
Tobacco Settlement Financing
Corp. , Series 2007A-1, RB ,
6.71% , 06/01/46 ............ 9,325 7,263,092
Washington - 0.0%
Washington Health Care Facilities
Authority , Series 2015A, RB ,
4.00% , 10/01/45 ............ 3,300 3,120,468
Total Municipal Bonds — 0.6%
(Cost: $272,696,403) ............................. 268,232,662
Security
Par (000)
Pa r (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 7.4%
Australia — 0.2%
(a)
AFG Trust
Series 2026-1, Class A1L, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
0.95%), 4.79%, 10/10/57
(b)
... AUD 23,799 $ 16,333,750
Series 2026-1, Class A2, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.08%), 4.92%, 10/10/57
(b)
... 1,420 971,431
La Trobe Financial Capital Markets
Trust, Series 2025-1, Class A1L,
(1-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.05%), 5.00%, 05/15/57 ....... 7,103 4,885,384
National RMBS Trust
Series 2026-1, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.75%), 5.89%, 10/20/57
(b)
... 1,250 857,039
Series 2026-1, Class D, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
2.00%), 6.14%, 10/20/57
(b)
... 550 376,235
Pepper Prime Trust
Series 2025-1, Class A1A, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
0.95%), 4.90%, 04/12/67
(b)
... 19,340 13,284,254
Series 2025-1, Class A2, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.10%), 5.05%, 04/12/67
(b)
... 770 527,505
Series 2025-1, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.25%), 5.20%, 04/12/67
(b)
... 1,250 852,813
Pepper Residential Securities Trust
No. 41
Series 41, Class A1A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.00%), 4.95%, 07/12/67
(b)
... 22,560 15,497,407
Series 41, Class A2, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.15%), 5.10%, 07/12/67
(b)
... 2,140 1,471,060
RESIMAC Premier, Series 2025-1,
Class A, (1-mo. ASX Australia Bank
Bill Short Term Rates Mid at 0.00%
Floor + 1.10%), 5.05%, 09/12/56
(b)
8,380 5,784,422
Sapphire XXXII Trust, Series 2025-1,
Class A1L, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid
at 0.00% Floor + 1.10%), 5.05%,
06/14/66
(b)
................ 16,627 11,467,984
Sapphire XXXIII Trust
Series 2025-2, Class A1L, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.00%), 4.95%, 02/12/67
(b)
... 20,880 14,344,354
Series 2025-2, Class A2, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.10%), 5.05%, 02/12/67
(b)
... 2,680 1,840,320

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Australia (continued)
Triton Bond Trust in respect of, Series
2026-1, Class A2, (1-mo. ASX
Australia Bank Bill Short Term Rates
Mid at 0.00% Floor + 1.15%), 4.99%,
02/15/58
(b)
................ AUD 16,915 $ 11,551,348
Turquoise V Trust
Series 2026-1, Class A1L, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.05%), 5.00%, 06/12/67
(b)
... 11,730 8,080,619
Series 2026-1, Class A2, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.20%), 5.15%, 06/12/67
(b)
... 1,440 991,998
Series 2026-1, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.45%), 5.40%, 06/12/67
(b)
... 5,990 4,118,843
Series 2026-1, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.60%), 5.55%, 06/12/67
(b)
... 2,790 1,918,477
Series 2026-1, Class D, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.85%), 5.80%, 06/12/67
(b)
... 950 652,161
115,807,404
Ireland — 0.0%
(a)
CRNCL, (3M EURIBOR at 1.35% Floor
+ 1.35%), 3.81%, 01/25/38
(c)
.... EUR 4,060 4,690,107
Dilosk Rmbs No. 8 Sts DAC, Series
8-STS, Class B, (3-mo. EURIBOR
at 0.00% Floor + 0.90%), 2.91%,
05/20/62
(b)
................ 518 596,813
5,286,920
Italy — 0.0%
Miltonia Mortgage Finance SRL, Series
1, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.30%), 3.34%,
04/28/62
(a)(b)
............... 8,612 9,963,507
Japan — 0.0%
Japan Housing Finance Agency
Series 164, Class 1, 0.33%,
01/10/56 ............... JPY 385,680 1,772,583
Series 170, Class 1, 0.36%,
07/10/56 ............... 308,876 1,424,659
Series 176, Class 1, 0.32%,
01/10/57 ............... 403,095 1,833,630
Series 180, Class 1, 0.50%,
05/10/57 ............... 403,360 1,868,117
6,898,989
Netherlands — 0.1%
(a)(b)
Domi
Series 2026-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.90%), 2.89%, 02/15/57
(b)
... EUR 1,095 1,257,770
Series 2026-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.10%), 3.09%, 02/15/57
(b)
... 319 366,423
Security
Par (000)
Par (000) Value
Netherlands (continued)
Domi BV
Series 2023-1, Class A, (3-mo.
EURIBOR at 0.00% Floor +
1.12%), 3.10%, 02/15/55
(b)
... EUR 1,891 $ 2,200,058
Series 2023-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.70%), 3.68%, 02/15/55
(b)
... 803 937,487
Series 2025-1, Class A, (3-mo.
EURIBOR at 0.00% Floor +
0.71%), 2.73%, 04/16/57
(b)
... 5,051 5,839,547
Dutch Property Finance BV
Series 2021-2, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.80%), 2.84%, 04/28/59
(b)
... 820 947,758
Series 2021-2, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.05%), 3.09%, 04/28/59
(b)
... 504 582,578
Fairbridge BV
Series 2025-1, Class A, (3-mo.
EURIBOR at 0.00% Floor +
0.95%), 2.97%, 02/24/62
(b)
... 7,205 8,327,536
Series 2025-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.27%, 02/24/62
(b)
... 828 951,159
Series 2025-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.80%), 3.82%, 02/24/62
(b)
... 294 340,509
Jubilee Place BV
Series 7, Class A, (3-mo. EURIBOR
at 0.00% Floor + 0.72%), 2.88%,
09/18/62
(b)
.............. 4,076 4,713,636
Series 7, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.05%), 3.21%,
09/18/62
(b)
.............. 1,030 1,187,587
Series 7, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.40%), 3.56%,
09/18/62
(b)
.............. 163 187,659
Series 7, Class D, (3-mo. EURIBOR
at 0.00% Floor + 1.90%), 4.06%,
09/18/62
(b)
.............. 111 128,989
Series 8, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.25%), 3.41%,
03/17/62
(b)
.............. 214 244,989
Series 9, Class B, (3-mo. EURIBOR
at 0.00% Floor + 0.90%), 2.88%,
10/17/61
(b)
.............. 1,714 1,966,066
Series 9, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.10%), 3.08%,
10/17/61
(b)
.............. 457 520,925
30,700,676
Spain — 0.0%
(b)
Santander Residential 1 FT
(a)
Series 1, Class A, (3-mo. EURIBOR
at 0.00% Floor + 0.85%), 2.95%,
10/18/68
(b)
.............. 3,400 3,934,606
Series 1, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.10%), 3.20%,
10/18/68
(b)
.............. 900 1,035,163
4,969,769

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom — 1.2%
(a)
Atlas Funding plc
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 5.63%,
01/20/61
(b)
.............. GBP 1,494 $ 1,987,721
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.75%), 6.48%,
01/20/61
(b)
.............. 987 1,316,183
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.80%), 7.53%,
01/20/61
(b)
.............. 505 675,554
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.85%), 4.58%,
09/20/61
(b)
.............. 8,096 10,725,728
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.03%,
09/20/61
(b)
.............. 1,601 2,128,677
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.55%), 5.28%,
09/20/61
(b)
.............. 1,103 1,466,460
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.20%), 5.93%,
09/20/61
(b)
.............. 365 491,244
Series 2025-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 4.83%,
07/20/67
(b)
.............. 764 1,010,453
Series 2025-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.13%,
07/20/67
(b)
.............. 195 257,596
Series 2025-2, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.07%), 6.80%,
07/20/67
(b)
.............. 498 657,205
Auburn 15 plc, Series 15, Class A2,
(Sterling Overnight Index Average
at 0.00% Floor + 1.10%), 4.83%,
07/20/45
(b)
................ 2,271 3,012,594
Barley Hill No. 2 plc, Series 2, Class C,
(Sterling Overnight Index Average +
2.55%), 6.28%, 08/27/58
(b)
..... 520 688,412
Bletchley Park Funding plc
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 4.93%,
01/27/70
(b)
.............. 2,440 3,232,497
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.23%,
01/27/70
(b)
.............. 746 987,414
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.88%), 5.61%,
01/27/70
(b)
.............. 728 960,228
Series 2025-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.38%), 7.11%,
01/27/70
(b)
.............. 998 1,321,560
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Braccan Mortgage Funding plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.84%), 4.58%,
02/15/67
(b)
.............. GBP 7,529 $ 9,969,803
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 4.94%,
02/15/67
(b)
.............. 2,883 3,823,054
Series 2025-1X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.84%), 4.58%,
05/17/67
(b)
.............. 5,960 7,888,937
Series 2025-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 4.84%,
05/17/67
(b)
.............. 1,247 1,646,765
Series 2025-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.14%,
05/17/67
(b)
.............. 1,046 1,384,485
Series 2025-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.28%,
01/17/68
(b)
.............. 648 856,941
Series 2025-2X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 5.68%,
01/17/68
(b)
.............. 350 462,993
Series 2026-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 5.18%,
04/17/68
(b)
.............. 1,173 1,552,573
Series 2026-1X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.85%), 5.58%,
04/17/68
(b)
.............. 544 720,032
Brants Bridge plc, Series 2023-1, Class
A, (Sterling Overnight Index Average
at 0.00% Floor + 0.90%), 4.63%,
06/14/66
(b)
................ 806 1,067,580
Canada Square Funding plc
Series 6, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 5.20%,
01/17/59
(b)
.............. 2,813 3,725,636
Series 6, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.85%), 5.60%,
01/17/59
(b)
.............. 178 235,272
Castell plc
Series 2025-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.97%), 4.70%,
01/27/62
(b)
.............. 4,156 5,511,691
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 4.98%,
01/27/62
(b)
.............. 1,907 2,524,256
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.55%), 5.28%,
01/27/62
(b)
.............. 712 945,684

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 5.73%,
01/27/62
(b)
.............. GBP 407 $ 542,575
Series 2025-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.50%), 7.23%,
01/27/62
(b)
.............. 1,165 1,555,144
Series 2026-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 1.00%,
12/27/62
(b)
.............. 1,127 1,489,044
Cheshire plc
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.05%), 4.78%,
06/28/48
(b)
.............. 2,231 2,942,696
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 5.08%,
06/28/48
(b)
.............. 2,030 2,677,227
Citadel plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.02%), 4.75%,
04/28/60
(b)
.............. 5,851 7,753,300
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 5.18%,
04/28/60
(b)
.............. 929 1,234,265
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.75%), 5.48%,
04/28/60
(b)
.............. 973 1,292,855
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.45%), 6.18%,
04/28/60
(b)
.............. 1,062 1,419,080
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.75%), 7.48%,
04/28/60
(b)
.............. 929 1,243,001
East One plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.13%,
12/27/55
(b)
.............. 892 1,186,337
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.43%,
12/27/55
(b)
.............. 1,969 2,612,684
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 5.73%,
12/27/55
(b)
.............. 2,438 3,239,586
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.13%,
02/25/58
(b)
.............. 732 966,586
Edenbrook Mortgage Funding plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.87%), 4.60%,
03/22/57
(b)
.............. 4,476 5,930,229
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.95%), 5.68%,
03/22/57
(b)
.............. GBP 4,410 $ 5,901,395
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.55%), 6.28%,
03/22/57
(b)
.............. 1,133 1,527,223
Elstree 1st plc
Series 252-1ST, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 4.68%,
10/21/65
(b)
.............. 2,075 2,730,083
Series 252-1ST, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.03%,
10/21/65
(b)
.............. 550 725,043
Series 252-1ST, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 2.88%), 6.61%,
10/21/65
(b)
.............. 705 929,625
Elstree Funding No. 4 plc, Series 4,
Class A, (Sterling Overnight Index
Average at 0.00% Floor + 1.12%),
4.85%, 10/21/55
(b)
........... 947 1,257,840
Exmoor Funding plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.88%), 4.61%,
03/25/94
(b)
.............. 7,226 9,578,828
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.23%,
03/25/94
(b)
.............. 967 1,286,487
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 5.63%,
03/25/94
(b)
.............. 454 604,254
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.80%), 6.53%,
03/25/94
(b)
.............. 196 262,041
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 4.98%,
03/25/95
(b)
.............. 1,227 1,620,265
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.75%), 5.48%,
03/25/95
(b)
.............. 509 672,263
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.38%), 6.11%,
03/25/95
(b)
.............. 131 173,023
Finsbury Square Green plc
Series 2021-1GRX, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 1.00%), 4.73%,
12/16/67
(b)
.............. 1,470 1,947,322
Series 2021-1GRX, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 1.25%), 4.98%,
12/16/67
(b)
.............. 1,045 1,384,815

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Finsbury Square plc
Series 2021-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 4.98%,
12/16/71
(b)
.............. GBP 1,339 $ 1,774,753
Series 2021-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.13%,
12/16/71
(b)
.............. 371 492,159
Series 2021-2X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.43%,
12/16/71
(b)
.............. 200 264,058
Frontier Mortgage Funding plc, Series
2025-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor +
1.00%), 4.73%, 12/20/66
(b)
..... 4,518 5,951,769
Gemgarto plc
Series 2021-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.95%), 5.68%,
12/16/67
(b)
.............. 218 288,906
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 5.73%,
12/16/73
(b)
.............. 1,294 1,719,009
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 6.23%,
12/16/73
(b)
.............. 1,236 1,640,850
Series 2023-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 4.50%), 8.23%,
12/16/73
(b)
.............. 873 1,172,037
Great Hall Mortgages No. 1 plc, Series
2007-2X, Class BA, (Sterling
Overnight Index Average at 0.00%
Floor + 0.42%), 4.15%, 06/18/39
(b)
4,220 5,546,053
Harben Finance
Series 2017-1RX, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 4.88%,
09/28/55
(b)
.............. 741 979,250
Series 2017-1RX, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.23%,
09/28/55
(b)
.............. 441 581,687
Hops Hill No. 2 plc
Series 2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.25%), 5.98%,
11/27/54
(b)
.............. 4,073 5,421,584
Series 2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.85%), 6.58%,
11/27/54
(b)
.............. 1,077 1,435,097
Hops Hill No. 3 plc
Series 3, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.00%), 4.73%,
12/21/55
(b)
.............. 5,799 7,702,360
Series 3, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.43%,
12/21/55
(b)
.............. 5,514 7,358,404
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 3, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 6.23%,
12/21/55
(b)
.............. GBP 5,089 $ 6,837,571
Hops Hill No. 4 plc
Series 4, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.88%), 4.61%,
04/21/56
(b)
.............. 1,724 2,283,230
Series 4, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.03%,
04/21/56
(b)
.............. 980 1,303,105
Series 4, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.43%,
04/21/56
(b)
.............. 2,900 3,860,323
Series 4, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.30%), 6.03%,
04/21/56
(b)
.............. 1,795 2,379,297
Hops Hill No. 5 plc
Series 5, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.00%), 4.73%,
06/21/56
(b)
.............. 1,578 2,080,424
Series 5, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 5.18%,
06/21/56
(b)
.............. 1,233 1,632,010
Jupiter Mortgage No. 1 plc
Series 1X, Class BR, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.45%,
07/20/55
(b)
.............. 29,187 38,845,702
Series 1X, Class CR, (Sterling
Overnight Index Average at
0.00% Floor + 2.25%), 6.00%,
07/20/55
(b)
.............. 9,209 12,264,117
Series 1X, Class DR, (Sterling
Overnight Index Average at
0.00% Floor + 3.00%), 6.75%,
07/20/55
(b)
.............. 9,180 12,227,319
Lanebrook Mortgage Transaction plc
Series 2021-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.65%), 4.40%,
07/20/58
(b)
.............. 811 1,072,936
Series 2021-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 4.70%,
07/20/58
(b)
.............. 266 351,685
Series 2021-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.00%,
07/20/58
(b)
.............. 158 208,890
Series 2021-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.65%), 5.40%,
07/20/58
(b)
.............. 103 136,169
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.80%), 4.53%,
03/15/61
(b)
.............. 1,020 1,350,189

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
London Bridge Mortgages plc, Series
2025-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor +
1.40%), 5.13%, 03/20/67
(b)
..... GBP 641 $ 846,844
London Wall Mortgage Capital plc
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.24%,
05/15/57
(b)
.............. 8,673 11,492,461
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 5.74%,
05/15/57
(b)
.............. 4,150 5,493,023
Meridian Funding plc
Series 2025-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.85%), 4.58%,
02/20/68
(b)
.............. 11,916 15,748,368
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.03%,
02/20/68
(b)
.............. 2,140 2,829,351
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.33%,
02/20/68
(b)
.............. 754 995,324
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.05%), 5.78%,
02/20/68
(b)
.............. 663 875,952
Series 2025-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.25%), 6.98%,
02/20/68
(b)
.............. 405 533,225
Molossus BTL plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 4.70%,
04/18/61
(b)
.............. 2,124 2,815,535
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 5.08%,
03/17/63
(b)
.............. 161 212,727
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.65%), 5.38%,
03/17/63
(b)
.............. 156 206,490
Mortimer 2024-Mix plc
Series 2024-MIX, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 4.88%,
09/22/67
(b)
.............. 2,390 3,163,407
Series 2024-MIX, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.55%), 5.28%,
09/22/67
(b)
.............. 821 1,088,023
Series 2024-MIX, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.10%), 5.83%,
09/22/67
(b)
.............. 198 264,073
Mortimer BTL plc
Series 2021-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 4.83%,
06/23/53
(b)
.............. 334 442,221
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2021-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 5.18%,
06/23/53
(b)
.............. GBP 110 $ 145,637
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 5.73%,
12/22/56
(b)
.............. 764 1,015,346
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.00%), 6.73%,
12/22/56
(b)
.............. 832 1,109,148
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.05%), 7.78%,
12/22/56
(b)
.............. 764 1,021,452
Mortimer plc
Series 2025-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.81%), 4.54%,
09/22/70
(b)
.............. 10,859 14,350,972
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 4.98%,
09/22/70
(b)
.............. 1,677 2,224,773
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.55%), 5.28%,
09/22/70
(b)
.............. 871 1,156,560
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.85%), 5.58%,
09/22/70
(b)
.............. 353 467,639
Newgate Funding plc, Series 2006-1,
Class BB, (3-mo. EURIBOR at
0.00% Floor + 0.28%), 2.29%,
12/01/50
(b)
................ EUR 949 1,059,139
Paragon Mortgages No. 12 plc, Series
12X, Class B1B, (3-mo. EURIBOR
at 0.00% Floor + 0.48%), 2.48%,
11/15/38
(b)
................ 385 432,721
Pierpont BTL plc
Series 2021-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 4.98%,
12/22/53
(b)
.............. GBP 1,728 2,288,777
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 4.83%,
09/21/54
(b)
.............. 2,778 3,682,763
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 5.63%,
09/21/54
(b)
.............. 2,246 2,983,320
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.20%), 5.93%,
09/21/61
(b)
.............. 138 182,954
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.03%,
03/21/62
(b)
.............. 458 601,614
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.85%), 5.58%,
03/21/62
(b)
.............. 151 201,040

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2026-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.77%), 4.52%,
12/21/62
(b)
.............. GBP 10,374 $ 13,676,446
Series 2026-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.75%), 5.50%,
12/21/62
(b)
.............. 106 139,832
PMF plc, Series 2024-1, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.98%), 4.71%,
07/16/60
(b)
................ 1,476 1,957,084
Polaris plc
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.75%), 6.48%,
02/23/61
(b)
.............. 2,389 3,185,559
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.65%), 7.38%,
02/23/61
(b)
.............. 1,770 2,368,221
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.35%), 8.08%,
02/23/61
(b)
.............. 1,093 1,465,108
Series 2023-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.25%), 5.98%,
09/27/59
(b)
.............. 2,321 3,101,328
Series 2023-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.20%), 6.93%,
09/27/59
(b)
.............. 2,150 2,888,611
Series 2023-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.25%), 7.98%,
09/27/59
(b)
.............. 1,337 1,809,026
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.43%,
02/26/61
(b)
.............. 1,671 2,224,316
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.70%), 6.43%,
02/26/61
(b)
.............. 566 762,036
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 4.00%), 7.73%,
02/26/61
(b)
.............. 356 479,440
Series 2025-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.82%), 4.55%,
02/26/68
(b)
.............. 6,727 8,894,306
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.05%), 4.78%,
02/26/68
(b)
.............. 1,631 2,150,433
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.13%,
02/26/68
(b)
.............. 1,566 2,079,102
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.80%), 5.53%,
02/26/68
(b)
.............. 529 703,278
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2025-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.05%), 4.78%,
08/25/68
(b)
.............. GBP 1,237 $ 1,631,505
Series 2025-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.13%,
08/25/68
(b)
.............. 2,147 2,835,113
Series 2025-3X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.82%), 4.55%,
10/27/69
(b)
.............. 10,659 14,086,796
Series 2025-3X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 4.83%,
10/27/69
(b)
.............. 828 1,093,247
Series 2025-3X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.13%,
10/27/69
(b)
.............. 414 546,200
Series 2025-3X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.65%), 5.38%,
10/27/69
(b)
.............. 377 497,428
Series 2026-1X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.73%), 4.46%,
06/27/70
(b)
.............. 3,991 5,259,511
RMAC Securities No.1 plc
Series 2006-NS1X, Class M1C,
(3-mo. EURIBOR at 0.00% Floor
+ 0.25%), 2.39%, 06/12/44
(b)
.. EUR 72 81,191
Series 2007-NS1X, Class A2A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.27%), 4.00%,
06/12/44
(b)
.............. GBP 185 240,067
Series 2007-NS1X, Class M1C,
(3-mo. EURIBOR at 0.00% Floor
+ 0.27%), 2.41%, 06/12/44
(b)
.. EUR 1,223 1,348,268
Stratton Mortgage Funding plc
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 5.08%,
06/28/50
(b)
.............. GBP 1,121 1,485,124
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.23%,
06/28/50
(b)
.............. 2,576 3,411,490
Series 2024-3, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.98%), 4.70%,
06/25/49
(b)
.............. 5,710 7,562,284
Series 2024-3, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 5.08%,
06/25/49
(b)
.............. 11,150 14,765,017
Series 2024-3, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.23%,
06/25/49
(b)
.............. 933 1,235,042
Together Asset-Backed Securitisation
plc
Series 2023-1ST2X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 1.23%), 4.96%,
04/20/65
(b)
.............. 2,568 3,413,474

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2023-1ST2X, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 2.15%), 5.88%,
04/20/65
(b)
.............. GBP 2,053 $ 2,748,285
Series 2023-1ST2X, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 3.15%), 6.88%,
04/20/65
(b)
.............. 438 593,082
Series 2023-1ST2X, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 4.40%), 8.13%,
04/20/65
(b)
.............. 278 379,174
Series 2024-1ST1X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.95%), 4.68%,
08/15/64
(b)
.............. 8,095 10,737,378
Series 2024-1ST2X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.96%), 4.69%,
10/12/65
(b)
.............. 6,224 8,243,897
Series 2024-2ND1X, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 1.70%), 5.43%,
08/20/55
(b)
.............. 2,576 3,427,743
Series 2024-2ND1X, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 2.50%), 6.23%,
08/20/55
(b)
.............. 817 1,085,652
Series 2024-2ND1X, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 3.50%), 7.23%,
08/20/55
(b)
.............. 1,039 1,393,734
Series 2025-1ST1X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.76%), 4.49%,
08/15/66
(b)
.............. 3,368 4,446,131
Series 2025-2ND1X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.93%), 4.66%,
09/12/56
(b)
.............. 2,603 3,447,742
Series 2025-2ND1X, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 1.20%), 4.93%,
09/12/56
(b)
.............. 1,672 2,213,050
Series 2025-2ND1X, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 1.50%), 5.23%,
09/12/56
(b)
.............. 1,030 1,359,832
Series 2025-2ND1X, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 1.95%), 5.68%,
09/12/56
(b)
.............. 429 566,895
Series 2025-CRE1, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 1.20%), 4.93%,
01/15/57
(b)
.............. 9,322 12,375,803
Series 2025-CRE1, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 1.50%), 5.23%,
01/15/57
(b)
.............. 2,698 3,590,110
Series 2025-CRE1, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 1.80%), 5.53%,
01/15/57
(b)
.............. 1,047 1,398,827
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2025-CRE1, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 2.40%), 6.13%,
01/15/57
(b)
.............. GBP 227 $ 299,466
Tower Bridge Funding plc
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 4.94%,
05/20/66
(b)
.............. 1,489 1,975,115
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.34%,
05/20/66
(b)
.............. 676 896,949
Series 2024-3X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 4.83%,
12/20/66
(b)
.............. 2,371 3,139,909
Series 2024-3X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.13%,
12/20/66
(b)
.............. 350 463,178
Series 2024-3X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 5.63%,
12/20/66
(b)
.............. 363 481,980
Series 2026-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.75%), 4.50%,
01/20/73
(b)
.............. 4,710 6,219,231
Trinity Square plc, Series 2021-1X,
Class AR, (Sterling Overnight
Index Average + 0.90%), 4.66%,
07/15/59
(b)
................ 11,552 15,293,647
Twin Bridges plc
Series 2021-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 4.63%,
09/12/55
(b)
.............. 819 1,083,097
Series 2021-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 4.88%,
09/12/55
(b)
.............. 435 575,303
Series 2021-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.23%,
09/12/55
(b)
.............. 187 247,226
Series 2022-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.03%,
12/12/55
(b)
.............. 830 1,098,764
Series 2022-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.43%,
12/12/55
(b)
.............. 365 481,768
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.33%,
06/14/55
(b)
.............. 6,190 8,207,283
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 6.23%,
06/14/55
(b)
.............. 2,602 3,452,686
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.50%), 7.23%,
06/14/55
(b)
.............. 1,672 2,219,583

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2023-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.05%), 5.79%,
05/15/56
(b)
.............. GBP 891 $ 1,190,505
Series 2023-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.05%), 7.79%,
05/15/56
(b)
.............. 890 1,201,387
Winchester 1 plc
Series 1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 4.95%,
10/21/56
(b)
.............. 1,624 2,149,952
Series 1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.55%), 5.30%,
10/21/56
(b)
.............. 886 1,170,969
566,243,382
United States — 5.9%
A&D Mortgage Trust
(c)
Series 2024-NQM5, Class A1,
5.70%, 11/25/69 .......... USD 3,858 3,871,589
Series 2024-NQM5, Class M1,
6.52%, 11/25/69
(a)
......... 4,138 4,156,095
Series 2026-NQM1, Class A1,
4.91%, 02/25/71
(a)
......... 8,367 8,289,642
ACRA Trust, Series 2024-NQM1, Class
A1, 5.61%, 10/25/64
(c)(g)
....... 6,128 6,143,350
Agate Bay Mortgage Trust
(a)(c)
Series 2015-1, Class B5, 3.61%,
01/25/45 ............... 1,323 856,683
Series 2015-3, Class B5, 3.44%,
04/25/45 ............... 1,521 973,655
Series 2015-4, Class B5, 3.46%,
06/25/45 ............... 1,061 652,409
Aimco, Inc., 0.00%, 12/31/49
(c)(d)
.... 14,250 14,570,625
Ajax Mortgage Loan Trust
(c)
Series 2022-A, Class A1, 3.50%,
10/25/61
(g)
.............. 22,326 21,688,499
Series 2022-A, Class A2, 3.00%,
10/25/61
(a)
.............. 2,705 2,526,087
Series 2022-A, Class A3, 3.00%,
10/25/61
(a)
.............. 1,443 1,339,815
Series 2022-A, Class B, 3.00%,
10/25/61 ............... 10,820 8,762,584
Series 2022-A, Class C, 3.00%,
10/25/61 ............... 5,089 6,655,029
Series 2022-A, Class M1, 3.00%,
10/25/61 ............... 1,578 1,456,605
Series 2022-A, Class M2, 3.00%,
10/25/61 ............... 7,078 5,916,178
Series 2022-A, Class M3, 3.00%,
10/25/61 ............... 451 373,908
Series 2022-B, Class A1, 3.50%,
03/27/62
(g)
.............. 34,035 32,935,106
Series 2022-B, Class A2, 3.00%,
03/27/62
(a)
.............. 2,124 1,979,753
Series 2022-B, Class A3, 3.00%,
03/27/62
(a)
.............. 1,821 1,684,726
Series 2022-B, Class B, 3.00%,
03/27/62 ............... 10,116 8,314,371
Series 2022-B, Class C, 3.00%,
03/27/62 ............... 10,560 8,496,282
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-B, Class M1, 3.00%,
03/27/62 ............... USD 1,365 $ 1,256,063
Series 2022-B, Class M2, 3.00%,
03/27/62 ............... 6,777 6,037,655
Series 2023-A, Class A1, 3.50%,
07/25/62
(g)
.............. 41,502 39,476,008
Series 2023-A, Class A2, 3.00%,
07/25/62
(a)
.............. 2,667 2,451,436
Series 2023-A, Class A3, 2.50%,
07/25/62
(a)
.............. 1,511 1,352,707
Series 2023-A, Class B, 2.50%,
07/25/62
(a)
.............. 8,888 6,842,395
Series 2023-A, Class C, 2.50%,
07/25/62
(a)
.............. 7,530 5,362,465
Series 2023-A, Class M1, 2.50%,
07/25/62
(a)
.............. 4,578 4,024,959
Series 2023-C, Class A1, 3.50%,
05/25/63
(g)
.............. 36,723 35,215,999
Series 2023-C, Class A2, 3.00%,
05/25/63
(a)
.............. 2,968 2,687,276
Series 2023-C, Class A3, 2.50%,
05/25/63
(a)
.............. 1,583 1,397,160
Series 2023-C, Class C, 2.50%,
05/25/63
(a)
.............. 14,364 7,766,284
Series 2023-C, Class M1, 2.50%,
05/25/63
(a)
.............. 1,385 1,213,085
Series 2023-C, Class M2, 2.50%,
05/25/63
(a)
.............. 8,588 7,074,129
Alternative Loan Trust
Series 2005-11CB, Class 2A1,
5.50%, 06/25/35 .......... 152 119,703
Series 2005-11CB, Class 2A6,
5.50%, 06/25/35 .......... 788 621,712
Series 2005-29CB, Class A6, 5.50%,
07/25/35 ............... 571 314,067
Series 2005-55CW, Class 2A3, (1-
mo. CME Term SOFR at 0.35%
Floor and 7.50% Cap + 0.46%),
4.14%, 11/25/35
(a)
......... 1,092 783,734
Series 2005-59, Class 1A1, (1-mo.
CME Term SOFR at 0.66%
Floor and 11.00% Cap + 0.77%),
4.45%, 11/20/35
(a)
......... 1,089 1,047,548
Series 2005-22T1, Class A1, (1-mo.
CME Term SOFR at 0.35% Floor
and 5.42% Cap + 0.46%), 4.14%,
06/25/35
(a)
.............. 6,695 5,921,703
Series 2005-J4, Class B1, (1-mo.
CME Term SOFR at 2.03%
Floor and 11.00% Cap + 2.14%),
5.82%, 07/25/35
(a)
......... 68 67,134
Series 2006-6CB, Class 2A10,
6.00%, 05/25/36 .......... 413 144,009
Series 2006-11CB, Class 3A1,
6.50%, 05/25/36 .......... 3,551 1,556,282
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ............... 627 277,687
Series 2006-28CB, Class A14,
6.25%, 10/25/36 .......... 2,090 963,220
Series 2006-34, Class A3, (1-mo.
CME Term SOFR at 0.70% Floor
and 6.25% Cap + 0.81%), 4.49%,
11/25/46
(a)
.............. 4,736 1,623,947
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 .......... 2,430 1,288,309

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-J7, Class 2A1, (1M Sofr
FWD at 1.50% Floor + 1.50%),
2.70%, 11/20/46
(a)
......... USD 2,957 $ 2,766,675
Series 2006-OA11, Class A4, (1-mo.
CME Term SOFR at 0.38% Floor
+ 0.49%), 4.17%, 09/25/46
(a)
.. 2,697 2,573,023
Series 2006-OA14, Class 1A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.73% Floor and 2.00% Cap +
1.73%), 5.59%, 11/25/46
(a)
... 7,924 6,720,228
Series 2006-OA16, Class A4C,
(1-mo. CME Term SOFR at
0.68% Floor + 0.79%), 4.47%,
10/25/46
(a)
.............. 7,406 6,438,847
Series 2006-OA21, Class A1, (1-mo.
CME Term SOFR at 0.19% Floor
+ 0.30%), 3.98%, 03/20/47
(a)
.. 2,419 2,118,161
Series 2006-OC1, Class 1A1, (1-mo.
CME Term SOFR at 0.46% Floor
+ 0.57%), 4.25%, 03/25/36
(a)
.. 1,781 1,720,226
Series 2006-OC7, Class 2A3, (1-mo.
CME Term SOFR at 0.50% Floor
+ 0.61%), 4.29%, 07/25/46
(a)
.. 4,232 3,934,329
Series 2006-OC10, Class 2A3,
(1-mo. CME Term SOFR at
0.46% Floor + 0.57%), 4.25%,
11/25/36
(a)
.............. 4,105 3,797,232
Series 2007-25, Class 1A3, 6.50%,
11/25/37 ............... 20,823 8,724,821
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ............... 702 297,063
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ............... 3,705 1,677,918
Series 2007-OA3, Class 1A1, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 4.07%, 04/25/47
(a)
.. 2,326 2,134,590
Series 2007-OA8, Class 2A1, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 4.15%, 06/25/47
(a)
.. 431 359,705
Series 2007-OH2, Class A2A, (1-mo.
CME Term SOFR at 0.48% Floor
and 10.00% Cap + 0.59%),
4.27%, 08/25/47
(a)
......... 464 436,238
American Home Mortgage Assets
Trust
(a)
Series 2006-3, Class 2A11,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.94% Floor + 0.94%), 4.80%,
10/25/46 ............... 2,278 1,514,422
Series 2006-4, Class 1A12, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.32%), 4.00%, 10/25/46 ... 4,723 2,363,513
Angel Oak Mortgage Trust
(c)
Series 2019-5, Class B1, 3.96%,
10/25/49
(a)
.............. 715 668,565
Series 2020-R1, Class M1, 2.62%,
04/25/53
(a)
.............. 600 559,739
Series 2021-4, Class B1, 3.20%,
01/20/65
(a)
.............. 3,150 2,251,693
Series 2024-10, Class A1, 5.35%,
10/25/69
(g)
.............. 9,759 9,765,799
Series 2025-7, Class A1, 5.51%,
06/25/70
(g)
.............. 9,024 9,053,952
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-8, Class A1, 5.41%,
07/25/70
(g)
.............. USD 8,472 $ 8,488,232
APS Resecuritization Trust, Series
2016-1, Class 1MZ, 2.96%,
07/31/57
(a)(c)
............... 20,329 7,444,559
Banc of America Alternative Loan Trust,
Series 2006-7, Class A4, 6.50%,
10/25/36
(g)
................ 3,555 877,098
Banc of America Funding Corp.,
Series 2015-R3, Class 1A2, 3.86%,
03/27/36
(a)(c)
............... 1,627 1,382,153
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%,
01/25/37 ............... 100 85,286
Series 2014-R2, Class 1C, 0.00%,
11/26/36
(a)(c)
............. 8,430 2,907,928
Barclays Mortgage Loan Trust
(c)
Series 2022-NQM1, Class A1,
4.55%, 07/25/52
(g)
......... 9,521 9,449,924
Series 2023-NQM3, Class A1,
6.90%, 10/25/63
(g)
......... 49,593 49,978,226
Series 2023-NQM3, Class A2,
7.36%, 10/25/63
(g)
......... 7,900 7,968,100
Series 2023-NQM3, Class A3,
7.69%, 10/25/63
(g)
......... 4,770 4,813,319
Series 2023-NQM3, Class B1,
7.92%, 10/25/63
(a)
......... 3,856 3,892,066
Series 2023-NQM3, Class B2,
7.92%, 10/25/63
(a)
......... 3,244 3,268,800
Series 2023-NQM3, Class B3,
7.92%, 10/25/63
(a)
......... 8,876 8,697,097
Series 2023-NQM3, Class M1,
7.92%, 10/25/63
(a)
......... 6,427 6,492,569
Series 2023-NQM3, Class SA,
0.00%, 10/25/63
(a)
......... 1 1,110
Series 2024-NQM1, Class A1,
5.90%, 01/25/64
(g)
......... 6,545 6,572,038
Series 2024-NQM1, Class A2,
6.11%, 01/25/64
(g)
......... 4,462 4,477,880
Series 2024-NQM1, Class A3,
6.31%, 01/25/64
(g)
......... 3,408 3,420,646
Series 2024-NQM1, Class B1,
8.09%, 01/25/64
(a)
......... 2,900 2,930,119
Series 2024-NQM1, Class B2,
8.63%, 01/25/64
(a)
......... 2,658 2,685,010
Series 2024-NQM1, Class B3,
8.63%, 01/25/64
(a)
......... 5,704 5,708,144
Series 2024-NQM1, Class M1,
6.80%, 01/25/64
(a)
......... 4,979 5,003,109
Series 2024-NQM1, Class SA,
0.00%, 01/25/64
(a)
......... 13 7,263
Series 2024-NQM3, Class A1,
6.04%, 06/25/64
(g)
......... 42,477 42,760,629
Series 2024-NQM3, Class A2,
6.30%, 06/25/64
(g)
......... 3,349 3,371,484
Series 2024-NQM3, Class A3,
6.50%, 06/25/64
(g)
......... 5,844 5,883,129
Series 2024-NQM3, Class B1,
7.50%, 06/25/64
(a)
......... 3,975 4,011,876
Series 2024-NQM3, Class B2,
8.00%, 06/25/64
(a)
......... 3,640 3,643,224
Series 2024-NQM3, Class B3,
8.00%, 06/25/64
(a)
......... 9,961 9,815,520
Series 2024-NQM3, Class M1,
6.41%, 06/25/64
(a)
......... 5,794 5,815,018

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-NQM3, Class SA,
0.00%, 06/25/64
(a)
......... USD 8 $ 6,356
Series 2024-NQM4, Class A1,
4.79%, 12/26/64
(g)
......... 65,916 65,743,127
Series 2024-NQM4, Class A2,
5.10%, 12/26/64
(g)
......... 6,200 6,181,350
Series 2024-NQM4, Class A3,
5.25%, 12/26/64
(g)
......... 6,946 6,932,641
Series 2024-NQM4, Class B1,
6.96%, 12/26/64
(a)
......... 3,489 3,491,891
Series 2024-NQM4, Class B2,
7.54%, 12/26/64
(a)
......... 2,662 2,651,418
Series 2024-NQM4, Class B3,
7.54%, 12/26/64
(a)
......... 6,092 5,934,104
Series 2024-NQM4, Class M1,
6.31%, 12/26/64
(a)
......... 5,737 5,761,072
Series 2024-NQM4, Class SA,
0.00%, 12/26/64
(a)
......... 11 8,685
Series 2025-NQM1, Class A1,
5.66%, 01/25/65
(g)
......... 50,653 50,973,943
Series 2025-NQM1, Class A2,
5.87%, 01/25/65
(g)
......... 5,841 5,885,935
Series 2025-NQM1, Class A3,
5.97%, 01/25/65
(g)
......... 5,563 5,605,346
Series 2025-NQM1, Class B1,
6.94%, 01/25/65
(a)
......... 3,998 3,999,657
Series 2025-NQM1, Class B2,
7.75%, 01/25/65
(a)
......... 3,476 3,473,927
Series 2025-NQM1, Class B3,
7.75%, 01/25/65
(a)
......... 7,706 7,554,291
Series 2025-NQM1, Class M1,
6.49%, 01/25/65
(a)
......... 6,431 6,478,004
Series 2025-NQM1, Class SA,
0.00%, 01/25/65
(a)
......... 12 11,138
Series 2025-NQM2, Class A1,
5.75%, 05/25/65
(g)
......... 58,725 59,423,419
Series 2025-NQM2, Class A2,
5.94%, 05/25/65
(g)
......... 4,650 4,702,291
Series 2025-NQM2, Class A3,
6.04%, 05/25/65
(g)
......... 9,136 9,238,706
Series 2025-NQM2, Class B1,
7.66%, 05/25/65
(a)
......... 3,307 3,370,806
Series 2025-NQM2, Class B2,
7.66%, 05/25/65
(a)
......... 1,313 1,301,507
Series 2025-NQM2, Class B3,
7.66%, 05/25/65
(a)
......... 243 217,756
Series 2025-NQM2, Class M1,
6.71%, 05/25/65
(a)
......... 6,712 6,766,278
Series 2025-NQM2, Class SA,
0.00%, 05/25/65
(a)
......... 1 545
Series 2025-NQM3, Class A1,
5.64%, 05/25/65
(a)
......... 17,259 17,329,703
Series 2025-NQM3, Class B1,
7.58%, 05/25/65
(a)
......... 1,651 1,668,425
Series 2025-NQM4, Class PT2,
0.00%, 07/25/65
(a)
......... 113,581 116,425,766
Series 2025-NQM5, Class PT2,
0.00%, 10/25/55
(a)
......... 116,590 118,650,813
Series 2025-NQM7, Class PT2,
0.00%, 12/25/64
(a)
......... 115,051 117,151,148
Series 2026-NQM2, Class A1,
4.70%, 12/25/65
(a)
......... 15,054 14,852,474
Series 2026-NQM3, Class PT2,
4.92%, 01/25/66
(a)
......... 86,465 87,658,514
Security
Par (000)
Par (000) Value
United States (continued)
Barclays Mortgage Trust
(c)
Series 2021-NPL1, Class A, 5.00%,
11/25/51
(g)
.............. USD 21,130 $ 21,140,359
Series 2021-NPL1, Class B, 7.63%,
11/25/51
(g)
.............. 6,614 6,620,301
Series 2021-NPL1, Class C, 0.00%,
11/25/51 ............... 12,828 18,472,852
Series 2022-RPL1, Class A, 7.25%,
02/25/28
(g)
.............. 19,727 19,736,941
Series 2022-RPL1, Class B, 7.25%,
02/25/28
(g)
.............. 5,006 5,007,379
Series 2022-RPL1, Class C, 0.00%,
02/25/28 ............... 8,296 3,028,104
Series 2022-RPL1, Class SA,
0.00%, 02/25/28 .......... 37 33,067
BCAP LLC Trust, Series 2011-RR5,
Class 11A5, (1-mo. CME Term
SOFR at 0.15% Floor + 0.26%),
4.06%, 05/28/36
(a)(c)
.......... 1,703 1,661,432
Bear Stearns ALT-A Trust
(a)
Series 2006-6, Class 1A1, (1-mo.
CME Term SOFR at 0.32%
Floor and 11.50% Cap + 0.43%),
4.11%, 11/25/36 .......... 1,672 1,543,768
Series 2007-1, Class 1A1, (1-mo.
CME Term SOFR at 0.32%
Floor and 11.50% Cap + 0.43%),
4.11%, 01/25/47 .......... 1,364 1,284,851
Bear Stearns Asset-Backed Securities
I Trust
Series 2005-AC9, Class A5, 6.25%,
12/25/35
(g)
.............. 1,924 1,916,257
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36
(g)
.............. 2,430 2,523,389
Series 2006-AC2, Class 1A1, (1-mo.
CME Term SOFR at 0.35% Floor
and 7.50% Cap + 0.46%), 4.14%,
03/25/36
(a)
.............. 5,717 1,420,949
Bear Stearns Mortgage Funding Trust
(a)
Series 2006-SL1, Class A1, (1-mo.
CME Term SOFR at 0.28%
Floor and 11.00% Cap + 0.39%),
4.07%, 08/25/36 .......... 557 555,254
Series 2007-AR2, Class A1, (1-mo.
CME Term SOFR at 0.34% Floor
and 10.50% Cap + 0.45%),
4.13%, 03/25/37 .......... 81 74,371
Series 2007-AR3, Class 1A1, (1-mo.
CME Term SOFR at 0.28% Floor
and 10.50% Cap + 0.39%),
4.07%, 03/25/37 .......... 1,247 1,193,293
Series 2007-AR4, Class 2A1, (1-mo.
CME Term SOFR at 0.21% Floor
and 10.50% Cap + 0.32%),
4.00%, 06/25/37 .......... 846 805,028
BRAVO, Series 2024-NQM6, Class B2,
8.01%, 08/01/64
(a)(c)
.......... 500 505,174
BRAVO Residential Funding Trust
(c)
Series 2023-NQM6, Class B1,
7.97%, 09/25/63
(a)
......... 1,500 1,505,835
Series 2024-NQM1, Class B1,
8.04%, 12/01/63 .......... 565 576,381
Series 2024-NQM3, Class B1,
8.10%, 03/25/64
(a)
......... 845 857,612
Series 2025-NQM6, Class A1,
5.33%, 06/25/65
(g)
......... 11,738 11,752,606

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2026-NQM2, Class A1LC,
4.77%, 11/25/65
(g)
......... USD 2,320 $ 2,297,500
CAFL Issuer LLC, Series 2024-RTL1,
Class A1, 6.75%, 11/28/31
(c)(g)
... 3,230 3,250,119
CFMT LLC
(c)
Series 2024-HB14, Class M2,
3.00%, 06/25/34
(a)
......... 547 528,934
Series 2024-HB14, Class M3,
3.00%, 06/25/34
(a)
......... 1,360 1,309,971
Series 2024-HB15, Class M2,
4.00%, 08/25/34
(a)
......... 474 462,524
Series 2024-R1, Class A1, 4.00%,
10/25/54
(g)
.............. 5,694 5,581,789
Series 2024-R1, Class A2, 4.00%,
10/25/54
(g)
.............. 947 917,066
Chase Mortgage Finance Trust,
Series 2007-S6, Class 1A1, 6.00%,
12/25/37 ................. 49,819 19,268,882
CHL Mortgage Pass-Through Trust
Series 2005-22, Class 2A1, 4.78%,
11/25/35
(a)
.............. 774 644,568
Series 2006-17, Class A6, 6.00%,
12/25/36 ............... 1,200 517,918
Series 2006-OA4, Class A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.96% Floor + 0.96%), 4.82%,
04/25/46
(a)
.............. 26,614 6,957,922
Series 2006-OA5, Class 3A1, (1-mo.
CME Term SOFR at 0.40% Floor
+ 0.51%), 4.19%, 04/25/46
(a)
.. 858 791,504
Series 2007-1, Class A2, 6.00%,
03/25/37 ............... 770 313,536
Series 2007-9, Class A1, 5.75%,
07/25/37 ............... 2,388 1,047,753
Series 2007-9, Class A11, 5.75%,
07/25/37 ............... 1,305 572,586
Series 2007-15, Class 2A2, 6.50%,
09/25/37 ............... 12,956 4,283,762
Series 2007-J1, Class 2A1, 6.00%,
02/25/37 ............... 2,722 944,376
CHNGE Mortgage Trust, Series 2022-1,
Class A1, 4.01%, 01/25/67
(a)(c)
... 3,350 3,227,016
CIM Trust
(a)(c)
Series 2019-J2, Class B4, 3.76%,
10/25/49 ............... 1,449 1,173,226
Series 2023-I1, Class B1, 7.04%,
04/25/58 ............... 3,735 3,739,833
Series 2023-I2, Class B1, 6.76%,
12/25/67 ............... 4,261 4,240,041
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A14, 6.00%,
05/25/37 ............... 1,105 964,257
Series 2007-9, Class 1A1, 6.25%,
12/25/37 ............... 2,258 2,144,302
Series 2008-2, Class 1A1, 6.50%,
06/25/38 ............... 3,212 2,754,729
Citigroup Mortgage Loan Trust
(a)
Series 2007-6, Class 2A1, (1-mo.
CME Term SOFR at 0.50% Floor
and 6.50% Cap + 0.61%), 4.29%,
05/25/37 ............... 2,973 2,848,643
Series 2014-C, Class B2, 4.25%,
02/25/54
(c)
.............. 582 564,739
Security
Par (000)
Par (000) Value
United States (continued)
CitiMortgage Alternative Loan Trust,
Series 2007-A6, Class 1A11, 6.00%,
06/25/37 ................. USD 658 $ 602,976
COLT Mortgage Loan Trust
(c)
Series 2021-5, Class A1, 1.73%,
11/26/66
(a)
.............. 4,455 4,043,861
Series 2021-HX1, Class B2, 3.86%,
10/25/66
(a)
.............. 1,000 777,936
Series 2022-1, Class B2, 4.16%,
12/27/66
(a)
.............. 623 541,366
Series 2022-3, Class B1, 4.21%,
02/25/67
(a)
.............. 2,500 2,192,666
Series 2024-6, Class A1, 5.39%,
11/25/69
(g)
.............. 13,660 13,678,551
Series 2025-6, Class A1, 5.53%,
08/25/70
(g)
.............. 13,634 13,689,438
Series 2025-7, Class A1, 5.47%,
06/25/70
(g)
.............. 8,653 8,677,778
Series 2025-7, Class B1, 6.92%,
06/25/70
(a)
.............. 1,000 1,001,146
Series 2025-8, Class A1, 5.48%,
08/25/70
(g)
.............. 4,847 4,864,025
Series 2025-8, Class B1, 7.10%,
08/25/70
(a)
.............. 1,618 1,622,262
Series 2025-9, Class B1, 6.82%,
09/25/70
(a)
.............. 1,891 1,886,858
Series 2025-11, Class A1, 5.05%,
11/25/70
(a)
.............. 15,669 15,617,258
Series 2025-11, Class B1, 6.90%,
11/25/70
(a)
.............. 1,491 1,485,442
Series 2025-12, Class A1LC, 5.09%,
01/26/71
(g)
.............. 3,000 2,977,776
Series 2025-12, Class B1, 6.86%,
01/26/71
(a)
.............. 1,989 1,986,139
Credit Suisse Mortgage Capital
Certificates
(c)
Series 2009-12R, Class 3A1, 6.50%,
10/27/37 ............... 21,074 7,849,782
Series 2021-JR1, Class PT2, 0.00%,
07/26/60
(a)
.............. 444 184,621
Cross Mortgage Trust
(c)
Series 2024-H7, Class A1, 5.59%,
11/25/69
(a)
.............. 2,112 2,119,146
Series 2025-H5, Class A1, 5.51%,
07/25/70
(a)
.............. 12,449 12,488,538
Series 2025-H6, Class B1B, 7.56%,
07/25/70
(a)
.............. 1,636 1,627,861
Series 2025-H8, Class A1A, 5.00%,
11/25/70
(g)
.............. 11,152 11,098,375
Series 2025-H10, Class B1, 7.13%,
01/25/71
(a)
.............. 553 544,701
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class
10A1, (1-mo. CME Term SOFR
at 1.35% Floor and 6.25% Cap +
1.46%), 5.14%, 11/25/35
(a)
...... 3,144 604,397
CSMC Mortgage-Backed Trust, Series
2006-4, Class 1A3, 6.00%, 05/25/36 612 305,110
CSMC Trust
(c)
Series 2014-9R, Class 9A1, (1-mo.
CME Term SOFR at 0.12% Floor
+ 0.23%), 4.03%, 08/27/36
(a)
.. 1,508 1,258,209
Series 2014-SAF1, Class B5, 3.85%,
03/25/44
(a)
.............. 2,824 2,146,864

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2015-4R, Class 1A4, (1-mo.
CME Term SOFR at 0.15% Floor
+ 0.26%), 4.04%, 10/27/36
(a)
.. USD 4,203 $ 2,826,134
Series 2015-6R, Class 5A2, (1-mo.
CME Term SOFR at 0.18% Floor
+ 0.29%), 3.97%, 03/27/36
(a)
.. 2,544 2,160,759
Series 2020-NQM1, Class A3,
2.72%, 05/25/65
(g)
......... 393 378,348
Series 2021-NQM8, Class M1,
3.26%, 10/25/66
(a)
......... 1,453 1,109,957
Series 2022-NQM6, Class PT,
9.21%, 12/25/67
(a)
......... 20,244 20,373,891
Deephaven Residential Mortgage
Trust
(c)
Series 2022-2, Class M1, 4.30%,
03/25/67
(a)
.............. 2,349 2,102,053
Series 2022-3, Class B1, 5.27%,
07/25/67
(a)
.............. 3,178 2,993,971
Series 2022-3, Class M1, 5.27%,
07/25/67
(a)
.............. 5,876 5,661,906
Series 2024-1, Class A1, 5.74%,
07/25/69
(g)
.............. 3,610 3,637,693
Series 2025-INV1, Class A1, 5.09%,
11/25/60
(a)
.............. 13,258 13,219,626
Series 2025-INV1, Class B1, 6.68%,
11/25/60
(a)
.............. 1,876 1,851,404
Series 2026-INV1, Class A1, 4.80%,
12/25/70
(a)
.............. 6,637 6,583,491
Series 2026-INV1, Class B1, 6.57%,
12/25/70
(a)
.............. 407 401,545
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-OA4, Class
A2A, (1-mo. CME Term SOFR
at 0.34% Floor + 0.45%), 4.13%,
08/25/47
(a)
................ 1,904 1,758,470
Deutsche Alt-B Securities Mortgage
Loan Trust
(a)
Series 2006-AB3, Class A3, 6.51%,
07/25/36 ............... 694 603,704
Series 2006-AB3, Class A8, 6.36%,
07/25/36 ............... 441 383,896
Easy Street Mortgage Loan Trust,
Series 2025-RTL2, Class A1, 5.61%,
10/25/40
(c)(g)
............... 4,803 4,807,852
Ellington Financial Mortgage Trust
(c)
Series 2022-4, Class B2, 5.87%,
09/25/67
(a)
.............. 4,578 4,529,124
Series 2025-INV3, Class A1, 5.44%,
07/25/70
(g)
.............. 12,988 13,014,400
Series 2025-INV4, Class B1, 6.84%,
10/25/70
(a)
.............. 3,020 3,015,243
Series 2025-INV4, Class B2, 7.38%,
10/25/70
(a)
.............. 1,917 1,893,666
Series 2025-NQM2, Class A1,
5.60%, 06/25/70
(a)
......... 12,321 12,369,551
Series 2025-NQM5, Class A1,
5.03%, 11/25/70
(a)
......... 11,200 11,142,147
Series 2025-NQM6, Class A1A,
5.00%, 12/25/70
(g)
......... 11,209 11,146,288
Series 2026-NQM1, Class A1,
4.77%, 02/25/71
(a)
......... 11,216 11,106,409
Series 2026-NQM1, Class A1LC,
4.96%, 02/25/71
(g)
......... 1,453 1,443,726
Series 2026-NQM1, Class B1,
6.54%, 02/25/71
(a)
......... 628 621,073
Security
Par (000)
Par (000) Value
United States (continued)
EverBank Mortgage Loan Trust, Series
2013-2, Class B5, 3.34%, 06/25/43
(a)
(c)
...................... USD 3,943 $ 2,653,777
First Horizon Alternative Mortgage
Securities Trust
(a)
Series 2005-AA12, Class 2A1,
4.72%, 02/25/36 .......... 74 43,439
Series 2006-AA7, Class A1, 4.62%,
01/25/37 ............... 105 80,640
Gaea Mortgage Loan Trust, Series
2025-A, Class A, 6.75%, 02/25/30
(a)
(c)
...................... 2,830 2,784,643
GCAT Trust
(c)
Series 2020-NQM2, Class B1,
4.85%, 04/25/65
(a)
......... 4,430 4,178,041
Series 2021-NQM3, Class B1,
3.47%, 05/25/66
(a)
......... 3,170 2,382,922
Series 2021-NQM4, Class A1,
1.09%, 08/25/66
(a)
......... 1,512 1,278,061
Series 2022-NQM2, Class M1,
4.19%, 02/25/67
(a)
......... 2,664 2,218,756
Series 2025-NQM3, Class A1,
0.00%, 05/25/70
(g)
......... 12,923 12,971,308
Series 2025-NQM4, Class A1,
0.00%, 06/25/70
(g)
......... 6,369 6,390,933
Series 2025-NQM4, Class B1,
7.20%, 06/25/70
(a)
......... 917 921,382
GreenPoint Mortgage Funding Trust,
Series 2006-AR2, Class 4A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap +
2.00%), 5.91%, 03/25/36
(a)
..... 1,103 1,017,035
GS Mortgage-Backed Securities Corp.
Trust
(c)
Series 2019-PJ2, Class B4, 4.35%,
11/25/49
(a)
.............. 2,343 2,125,896
Series 2019-PJ2, Class B5, 4.35%,
11/25/49
(a)
.............. 1,592 1,172,278
Series 2020-PJ2, Class B4, 3.52%,
07/25/50
(a)
.............. 1,817 1,546,352
Series 2025-NQM6, Class A1,
5.02%, 02/25/66
(g)
......... 14,359 14,305,451
Series 2025-NQM6, Class B1,
6.60%, 02/25/66
(a)
......... 754 746,018
GS Mortgage-Backed Securities Trust
(c)
Series 2023-CCM1, Class B1,
7.36%, 08/25/53
(a)
......... 2,130 2,121,925
Series 2025-DSC2, Class A1,
5.04%, 01/25/66
(g)
......... 4,417 4,404,589
Series 2025-DSC2, Class B1,
6.73%, 01/25/66
(a)
......... 1,780 1,768,793
Series 2025-NQM2, Class A1,
5.65%, 06/25/65
(g)
......... 7,493 7,534,681
Series 2025-NQM3, Class B1,
6.87%, 11/25/65 .......... 1,475 1,473,377
Series 2025-NQM3, Class B2,
7.36%, 11/25/65
(a)
......... 1,568 1,548,119
Series 2025-NQM4, Class B1,
6.77%, 10/25/65
(a)
......... 1,658 1,652,019
Series 2025-NQM4, Class B2,
7.25%, 10/25/65
(a)
......... 1,326 1,313,296
Series 2025-NQM5, Class A1,
5.01%, 07/25/65
(g)
......... 7,662 7,621,043
Series 2025-NQM5, Class B1,
6.74%, 07/25/65
(a)
......... 1,667 1,657,869

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-RPL3, Class A1, 4.10%,
07/25/65
(g)
.............. USD 11,270 $ 10,941,661
Series 2026-NQM1, Class A1,
4.87%, 03/25/66
(a)
......... 1,323 1,315,007
GSMPS Mortgage Loan Trust
(a)(c)
Series 2005-RP1, Class 1AF, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 4.14%, 01/25/35 ... 2,097 1,816,043
Series 2005-RP2, Class 1AF, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 4.14%, 03/25/35 ... 3,077 2,869,080
Series 2006-RP1, Class 1AF1, (1-
mo. CME Term SOFR at 0.35%
Floor and 9.15% Cap + 0.46%),
4.14%, 01/25/36 .......... 2,024 1,623,746
GSR Mortgage Loan Trust
Series 2005-AR1, Class 2A1, 6.33%,
01/25/35
(a)
.............. 200 197,903
Series 2007-1F, Class 2A4, 5.50%,
01/25/37 ............... 33 84,204
Series 2007-OA2, Class 2A1,
2.89%, 06/25/47
(a)
......... 1,227 692,577
HarborView Mortgage Loan Trust
(a)
Series 2005-1, Class 1A, (1-mo.
CME Term SOFR at 0.64% Floor
+ 0.75%), 4.43%, 03/19/35 ... 2,196 1,050,711
Series 2006-12, Class 1A1A, (1-mo.
CME Term SOFR at 0.41% Floor
+ 0.52%), 4.20%, 12/19/36 ... 9,854 8,273,684
Series 2007-3, Class 1A1A, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.51%), 4.19%, 05/19/37 ... 2,762 2,320,904
Series 2007-4, Class 2A2, (1-mo.
CME Term SOFR at 0.00% Floor
and 10.00% Cap + 0.61%),
4.04%, 07/19/37 .......... 877 872,381
Homes Trust
(c)
Series 2025-AFC2, Class A1A,
5.47%, 06/25/60
(g)
......... 12,211 12,247,239
Series 2025-AFC4, Class A1A,
5.15%, 11/25/60
(g)
......... 6,633 6,620,838
Series 2025-NQM2, Class A1,
5.42%, 02/25/70
(g)
......... 6,408 6,419,377
Series 2025-NQM3, Class A1,
5.63%, 02/25/70
(a)
......... 12,014 12,073,096
Series 2025-NQM5, Class A1,
5.03%, 09/25/70
(a)
......... 12,378 12,315,197
Series 2025-NQM5, Class B1,
6.79%, 09/25/70
(a)
......... 3,009 2,983,688
Impac Secured Assets Trust, Series
2006-3, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%),
4.13%, 11/25/36
(a)
........... 2,992 2,771,495
IndyMac INDX Mortgage Loan Trust
(a)
Series 2006-AR15, Class A1, (1-mo.
CME Term SOFR at 0.24% Floor
+ 0.35%), 4.03%, 07/25/36 ... 507 508,189
Series 2006-AR35, Class 2A1A, (1-
mo. CME Term SOFR at 0.34%
Floor and 10.50% Cap + 0.45%),
4.13%, 01/25/37 .......... 917 839,521
Series 2006-AR41, Class A3, (1-mo.
CME Term SOFR at 0.36%
Floor and 11.00% Cap + 0.47%),
4.15%, 02/25/37 .......... 788 764,803
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-AR19, Class 3A1,
3.83%, 09/25/37 .......... USD 4,757 $ 3,071,252
Series 2007-FLX5, Class 2A2, (1-
mo. CME Term SOFR at 0.48%
Floor + 0.59%), 4.27%, 08/25/37 1,208 1,127,128
J.P. Morgan Alternative Loan Trust,
Series 2007-A2, Class 2A1, 4.67%,
05/25/37
(a)
................ 601 527,104
J.P. Morgan Mortgage Trust
Series 2007-A1, Class 4A1, 6.18%,
07/25/35
(a)
.............. 3 2,660
Series 2021-4, Class B3, 2.90%,
08/25/51
(a)(c)
............. 6,171 5,027,761
Series 2021-4, Class B4, 2.90%,
08/25/51
(a)(c)
............. 556 443,977
Series 2021-4, Class B5, 2.90%,
08/25/51
(a)(c)
............. 417 327,242
Series 2021-4, Class B6, 2.90%,
08/25/51
(a)(c)
............. 1,261 546,793
Series 2021-INV5, Class A5A,
2.50%, 12/25/51
(a)(c)
........ 15,886 13,105,797
Series 2021-INV5, Class B4, 3.19%,
12/25/51
(a)(c)
............. 2,375 1,972,064
Series 2021-INV5, Class B5, 3.19%,
12/25/51
(a)(c)
............. 831 676,231
Series 2021-INV5, Class B6, 3.07%,
12/25/51
(a)(c)
............. 2,849 1,498,973
Series 2021-INV7, Class A5A,
2.50%, 02/25/52
(a)(c)
........ 7,358 6,070,680
Series 2021-INV7, Class B1, 3.27%,
02/25/52
(a)(c)
............. 7,036 6,063,158
Series 2021-INV7, Class B2, 3.27%,
02/25/52
(a)(c)
............. 1,651 1,406,049
Series 2021-INV7, Class B3, 3.27%,
02/25/52
(a)(c)
............. 2,297 1,937,142
Series 2021-INV7, Class B4, 3.27%,
02/25/52
(a)(c)
............. 1,221 1,020,890
Series 2021-INV7, Class B5, 3.27%,
02/25/52
(a)(c)
............. 502 414,584
Series 2021-INV7, Class B6, 2.94%,
02/25/52
(a)(c)
............. 1,645 848,680
Series 2024-VIS1, Class B2, 8.04%,
07/25/64
(a)(c)
............. 1,000 1,002,437
Series 2024-VIS2, Class B1, 7.69%,
11/25/64
(a)(c)
............. 3,191 3,221,516
Series 2025-DSC2, Class B1,
6.92%, 10/25/65
(a)(c)
........ 2,000 2,029,029
Series 2025-NQM5, Class A1LC,
5.02%, 05/25/66
(c)(g)
........ 3,828 3,801,056
Series 2025-VIS2, Class A1, 5.38%,
12/25/55
(a)(c)
............. 14,337 14,360,111
Series 2025-VIS2, Class A1B,
5.38%, 12/25/55
(c)(g)
........ 1,912 1,911,538
Series 2025-VIS3, Class B1, 6.76%,
02/25/66
(a)(c)
............. 2,590 2,568,600
Series 2025-VIS3, Class B2, 7.23%,
02/25/66
(a)(c)
............. 1,647 1,607,629
Series 2026-NQM1, Class A1LC,
4.93%, 06/25/66
(c)(g)
........ 4,525 4,486,711
Legacy Mortgage Asset Trust, Series
2021-GS2, Class A1, 5.75%,
04/25/61
(c)(g)
............... 24,141 24,183,037
Lehman XS Trust, Series 2007-16N,
Class AF2, (1-mo. CME Term SOFR
at 1.90% Floor + 2.01%), 5.69%,
09/25/47
(a)
................ 2,320 3,336,129

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
MASTR Resecuritization Trust, Series
2008-3, Class A1, 3.28%, 08/25/37
(a)
(c)
...................... USD 1,251 $ 369,189
MCM Trust
(d)
  0.00%, 09/25/31
(h)
.......... 38,452 29,581,544
  2.50%, 09/25/31 ........... 54,076 51,963,249
Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2, Class A2,
(1-mo. CME Term SOFR at 0.42%
Floor + 0.53%), 4.21%, 04/25/37
(a)
2,196 1,775,355
Merrill Lynch Mortgage Investors Trust,
Series 2006-AF2, Class AV1, (1-mo.
CME Term SOFR at 0.32% Floor +
0.43%), 4.11%, 09/25/37
(a)
...... 1,186 582,491
MFA Trust
(c)
Series 2020-NQM1, Class A3,
3.30%, 08/25/49
(a)
......... 92 89,211
Series 2021-INV1, Class M1, 2.29%,
01/25/56
(a)
.............. 4,189 3,997,186
Series 2021-NQM1, Class B1,
3.51%, 04/25/65
(a)
......... 6,050 5,079,611
Series 2022-NQM1, Class M1,
4.30%, 12/25/66
(a)
......... 4,096 3,675,456
Series 2024-NPL1, Class A1, 6.33%,
09/25/54
(g)
.............. 22,197 22,224,169
Series 2025-NQM3, Class A1,
5.26%, 08/25/70
(g)
......... 12,181 12,167,368
Series 2025-NQM3, Class B1,
6.93%, 08/25/70
(a)
......... 1,850 1,874,262
Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B, (1-mo.
CME Term SOFR at 0.16% Floor
and 10.50% Cap + 0.27%), 4.11%,
12/26/46
(a)(c)
............... 970 894,069
Morgan Stanley Residential Mortgage
Loan Trust
(c)
Series 2014-1A, Class B3, 5.88%,
06/25/44
(a)
.............. 777 783,501
Series 2023-NQM1, Class B1,
7.33%, 09/25/68
(a)
......... 2,830 2,838,757
Series 2025-DSC2, Class A1,
(SOFR 30 day Average + 0.00%),
5.44%, 07/25/70
(a)
......... 15,851 15,892,187
Series 2025-DSC2, Class B1,
7.11%, 07/25/70
(a)
......... 1,557 1,564,112
Series 2025-NQM4, Class A1,
5.59%, 06/25/70
(g)
......... 12,635 12,683,094
Series 2025-NQM5, Class A1,
5.44%, 07/25/70
(a)
......... 4,300 4,304,800
Series 2025-NQM7, Class B1,
6.59%, 09/25/70
(a)
......... 2,712 2,689,002
Series 2025-SPL1, Class M1,
4.25%, 02/25/65
(g)
......... 1,609 1,501,905
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85, (1-mo.
CME Term SOFR at 0.34% Floor
and 9.00% Cap + 0.45%), 4.12%,
04/16/36
(a)(c)
............... 3,248 3,202,315
NACC Reperforming Loan REMIC
Trust
(c)
Series 2004-R1, Class A1, 6.50%,
03/25/34 ............... 2,385 2,179,990
Series 2004-R1, Class A2, 7.50%,
03/25/34 ............... 548 515,150
NCMF Trust, 8.44%, 06/10/33
(a)(c)
... 25,735 25,892,521
Security
Par (000)
Par (000) Value
United States (continued)
New Residential Mortgage Loan Trust
(c)
Series 2019-2A, Class A1, 4.25%,
12/25/57
(a)
.............. USD 1,241 $ 1,215,442
Series 2020-RPL1, Class B3, 3.83%,
11/25/59
(a)
.............. 10,258 8,243,664
Series 2024-NQM3, Class B1,
7.16%, 11/25/64
(a)
......... 1,596 1,613,369
Series 2025-NQM4, Class A1,
5.35%, 07/25/65
(a)
......... 5,995 5,999,155
Series 2025-NQM4, Class B1,
7.02%, 07/25/65
(a)
......... 1,880 1,906,300
Series 2025-NQM5, Class A1,
5.11%, 08/25/65
(a)
......... 7,433 7,407,662
Series 2025-NQM5, Class B1,
6.83%, 08/25/65
(a)
......... 1,300 1,279,673
Series 2025-NQM5, Class B2,
7.40%, 08/25/65
(a)
......... 833 815,774
Series 2025-NQM7, Class A1LC,
5.16%, 10/26/65
(g)
......... 1,750 1,744,394
Series 2026-NQM1, Class A1,
4.82%, 11/25/65
(a)
......... 1,566 1,551,803
NLT Trust, Series 2021-INV2, Class B1,
3.32%, 08/25/56
(a)(c)
.......... 1,895 1,462,881
NMLT Trust, Series 2021-INV1, Class
B1, 3.61%, 05/25/56
(a)(c)
....... 2,642 2,100,138
Nomura Asset Acceptance Corp.
Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%,
02/19/30
(a)(c)
............. 513 511,764
Series 2005-AP1, Class 2A4, 6.05%,
02/25/35
(g)
.............. 482 462,831
Series 2006-AF1, Class 1A4, 7.13%,
05/25/36
(g)
.............. 1,486 254,825
Series 2007-2, Class A4, (1-mo.
CME Term SOFR at 0.84% Floor
+ 0.95%), 4.63%, 06/25/37
(a)
.. 569 478,438
NRZT, Series 2025-NQM6, Class A1,
5.09%, 10/25/65
(a)(c)
.......... 14,567 14,531,018
NYMT Loan Trust
(c)
Series 2024-INV1, Class A1, 5.38%,
06/25/69
(a)
.............. 5,106 5,116,894
Series 2026-INV1, Class A1, 4.77%,
02/25/61
(a)
.............. 2,772 2,755,071
Series 2026-INV1, Class A1LC,
4.94%, 02/25/61
(g)
......... 916 911,896
OBX Trust
(c)(g)
Series 2022-NQM7, Class A1,
5.11%, 08/25/62 .......... 6,537 6,515,155
Series 2025-NQM11, Class A1A,
5.42%, 05/25/65 .......... 11,732 11,768,593
PRKCM Trust
(a)(c)
Series 2021-AFC2, Class A1, 2.07%,
11/25/56 ............... 2,665 2,362,011
Series 2022-AFC1, Class A1A,
4.10%, 04/25/57 .......... 1,302 1,296,527
Series 2022-AFC2, Class A1, 5.33%,
08/25/57 ............... 8,993 8,966,653
Series 2023-AFC1, Class B1,
7.26%, 02/25/58 .......... 4,567 4,548,244
Series 2026-AFC1, Class A1, 4.68%,
02/25/61 ............... 19,237 19,034,755
PRPM LLC, Series 2025-RCF3, Class
A2, 5.25%, 07/25/55
(c)(g)
....... 2,750 2,735,493
PRPM Trust
(c)
Series 2022-NQM1, Class B1,
5.37%, 08/25/67
(a)
......... 964 949,713

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-NQM1, Class B1,
7.39%, 12/25/68
(a)
......... USD 2,066 $ 2,077,885
Series 2025-NQM3, Class A1,
5.61%, 05/25/70
(a)
......... 12,809 12,853,835
Series 2025-NQM3, Class B1,
6.89%, 05/25/70
(a)
......... 4,229 4,232,129
Series 2025-NQM5, Class A1A,
5.18%, 10/25/70
(g)
......... 11,012 10,981,490
Series 2025-NQM6, Class A1,
4.99%, 12/25/70
(a)
......... 12,487 12,404,708
Series 2025-NQM6, Class A1LC,
5.12%, 12/25/70
(g)
......... 634 631,587
Series 2025-NQM6, Class B1,
6.96%, 12/25/70
(a)
......... 547 542,818
Rain City Mortgage Trust, Series 2024-
RTL1, Class A1, 6.53%, 09/25/29
(c)(g)
6,457 6,515,904
RALI Trust
(a)
Series 2006-QA10, Class A2, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 4.15%, 12/25/36 ... 2,742 2,503,671
Series 2007-QH9, Class A1, 3.97%,
11/25/37 ............... 503 424,426
Series 2007-QO2, Class A1, (1-mo.
CME Term SOFR at 0.15% Floor
+ 0.26%), 3.94%, 02/25/47 ... 442 128,159
RCKT Mortgage Trust
(c)
Series 2020-1, Class B4, 3.47%,
02/25/50
(a)
.............. 1,501 1,347,594
Series 2024-CES8, Class A1A,
5.49%, 11/25/44
(g)
......... 2,864 2,874,616
Reperforming Loan REMIC Trust
(a)(c)
Series 2005-R1, Class 1AF2, (1-mo.
CME Term SOFR at 0.36% Floor
and 8.00% Cap + 0.47%), 4.15%,
03/25/35 ............... 251 242,062
Series 2005-R2, Class 1AF1, (1-mo.
CME Term SOFR at 0.34% Floor
and 9.50% Cap + 0.45%), 4.13%,
06/25/35 ............... 499 485,950
Series 2005-R3, Class AF, (1-mo.
CME Term SOFR at 0.40% Floor
and 9.50% Cap + 0.51%), 4.19%,
09/25/35 ............... 880 741,466
Residential Mortgage Loan Trust
(a)(c)
Series 2019-2, Class B2, 6.04%,
05/25/59 ............... 4,847 4,774,859
Series 2019-3, Class B2, 5.66%,
09/25/59 ............... 5,659 5,620,180
Series 2020-1, Class B2, 4.66%,
01/26/60 ............... 2,129 1,973,234
RFMSI Trust
(a)
Series 2006-SA2, Class 2A1, 5.49%,
08/25/36 ............... 6,667 4,426,963
Series 2006-SA4, Class 2A1, 5.43%,
11/25/36 ............... 365 309,711
RMF Buyout Issuance Trust, Series
2021-HB1, Class M6, 6.00%,
11/25/31
(a)(c)
............... 4,849 4,328,478
Saluda Grade Alternative Mortgage
Trust
(c)(g)
Series 2024-RTL4, Class A1, 7.50%,
02/25/30 ............... 81 80,507
Series 2024-RTL5, Class A1, 7.76%,
04/25/30 ............... 10,861 10,848,236
Security
Par (000)
Par (000) Value
United States (continued)
Santander Mortgage Asset Receivable
Trust
(c)
Series 2025-NQM3, Class A1,
5.60%, 05/25/65
(g)
......... USD 12,129 $ 12,177,133
Series 2025-NQM5, Class B1,
6.89%, 08/25/65
(a)
......... 3,165 3,151,688
Series 2025-NQM6, Class A1,
5.14%, 11/25/65
(a)
......... 8,834 8,808,855
Series 2026-NQM1, Class A1,
4.95%, 11/25/65
(a)
......... 6,325 6,283,936
Seasoned Loans Structured
Transaction Trust
(a)(c)
Series 2020-2, Class M1, 4.75%,
09/25/60 ............... 6,968 6,931,478
Series 2020-3, Class M1, 4.75%,
04/26/60 ............... 354 350,886
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1, 4.38%, 07/20/37
(a)
.. 1,183 902,627
SG Residential Mortgage Trust
(c)
Series 2019-3, Class B1, 4.08%,
09/25/59
(a)
.............. 1,593 1,522,086
Series 2025-1, Class A1, 5.10%,
12/25/65
(a)
.............. 12,261 12,217,755
Series 2025-1, Class ALCF, 5.23%,
12/25/65 ............... 1,911 1,908,392
Series 2026-1, Class A1, 4.78%,
01/25/66
(a)
.............. 17,898 17,728,576
Spruce Hill Mortgage Loan Trust,
Series 2022-SH1, Class A3, 4.10%,
07/25/57
(c)(g)
............... 1,527 1,493,381
STARM Mortgage Loan Trust, Series
2007-2, Class 3A3, 5.60%,
04/25/37
(a)
................ 267 135,844
Starwood Mortgage Residential Trust
(c)
Series 2020-3, Class B1, 4.75%,
04/25/65
(a)
.............. 4,942 4,606,068
Series 2020-INV1, Class M1, 2.50%,
11/25/55 ............... 1,545 1,461,522
Series 2021-2, Class M1, 2.18%,
05/25/65
(a)
.............. 4,564 4,218,413
Structured Adjustable Rate Mortgage
Loan Trust
(a)
Series 2005-11, Class 1A1, 4.67%,
05/25/35 ............... 488 405,361
Series 2006-3, Class 4A, 3.98%,
04/25/36 ............... 1,260 642,128
Structured Asset Mortgage Investments
II Trust
(a)
Series 2006-AR2, Class A1, (1-mo.
CME Term SOFR at 0.46% Floor
and 10.50% Cap + 0.57%),
4.25%, 02/25/36 .......... 641 605,476
Series 2006-AR4, Class 3A1, (1-mo.
CME Term SOFR at 0.38% Floor
and 10.50% Cap + 0.49%),
4.17%, 06/25/36 .......... 3,526 3,178,718
Series 2006-AR5, Class 2A1, (1-mo.
CME Term SOFR at 0.42% Floor
and 10.50% Cap + 0.53%),
4.21%, 05/25/46 .......... 843 596,674
Structured Asset Securities Corp.
Mortgage Loan Trust
(c)
Series 2006-RF3, Class 1A2, 6.00%,
10/25/36 ............... 1,890 1,006,605
Series 2006-RF4, Class 2A1, 6.00%,
10/25/36 ............... 2,206 1,075,595

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Thornburg Mortgage Securities Trust,
Series 2006-3, Class A1, (1M Sofr
FWD at 0.09% Floor + 0.20%),
4.21%, 06/25/46
(a)
........... USD 2,651 $ 1,091,814
Toorak Mortgage Trust, Series 2024-2,
Class A1, 6.33%, 10/25/31
(c)(g)
... 1,634 1,641,581
TRK Trust
(a)(c)
Series 2021-INV1, Class B1, 3.29%,
07/25/56 ............... 1,876 1,554,663
Series 2021-INV2, Class B1, 4.10%,
11/25/56 ............... 6,120 5,313,447
TVC DSCR, Series 2021-1, Class A,
2.38%, 02/01/51
(c)(d)
.......... 19,733 18,626,168
TVC DSCR Trust, Series 2021-1,
2.38%, 03/25/28
(d)
........... 12,832 9,769,915
Verus Securitization Trust
(c)
Series 2021-3, Class B1, 3.20%,
06/25/66
(a)
.............. 3,316 2,589,443
Series 2021-6, Class B1, 4.05%,
10/25/66
(a)
.............. 540 451,251
Series 2021-6, Class M1, 2.94%,
10/25/66
(a)
.............. 1,567 1,211,606
Series 2021-8, Class A1, 2.82%,
11/25/66
(a)
.............. 4,154 3,803,468
Series 2022-1, Class B1, 4.01%,
01/25/67
(a)
.............. 2,802 2,211,674
Series 2022-3, Class B1, 4.05%,
02/25/67
(a)
.............. 2,034 1,637,278
Series 2024-7, Class B1, 6.50%,
09/25/69
(a)
.............. 1,643 1,643,757
Series 2025-5, Class A1, 5.43%,
06/25/70
(g)
.............. 8,666 8,693,467
Series 2025-6, Class A1, 5.42%,
07/25/70
(g)
.............. 20,140 20,208,488
Series 2025-7, Class B1, 6.62%,
08/25/70
(a)
.............. 1,850 1,858,055
Series 2025-7, Class B2, 7.50%,
08/25/70
(a)
.............. 1,414 1,399,823
Series 2025-8, Class B1, 6.48%,
09/25/70 ............... 1,338 1,322,581
Series 2025-8, Class B2, 7.50%,
09/25/70
(a)
.............. 656 648,839
Series 2025-9, Class B1, 6.54%,
10/27/70
(a)
.............. 1,250 1,240,447
Series 2025-9, Class B2, 7.38%,
10/27/70
(a)
.............. 700 695,213
Series 2025-12, Class A1LC, 5.11%,
12/25/70
(g)
.............. 7,398 7,347,741
Series 2025-12, Class B1, 6.56%,
12/25/70
(a)
.............. 735 729,452
Series 2025-R1, Class B1, 6.40%,
05/25/65
(a)
.............. 389 385,660
Series 2026-1, Class A1LC, 5.02%,
01/25/71
(g)
.............. 4,069 4,049,435
Series 2026-R1, Class A1, 4.83%,
10/25/67
(a)
.............. 7,067 7,004,429
Series 2026-R1, Class A1LC, 4.94%,
10/25/67
(g)
.............. 10,412 10,359,890
Visio Trust
(a)(c)
Series 2019-2, Class B1, 3.91%,
11/25/54 ............... 1,825 1,736,936
Series 2020-1, Class M1, 4.45%,
08/25/55 ............... 1,900 1,843,870
Series 2022-1, Class B1, 5.66%,
08/25/57 ............... 4,722 4,702,248
Security
Par (000)
Par (000) Value
United States (continued)
Vista Point Securitization Trust
(a)(c)
Series 2020-2, Class B1, 4.90%,
04/25/65 ............... USD 1,160 $ 1,140,843
Series 2020-2, Class B2, 5.16%,
04/25/65 ............... 1,100 1,054,617
Washington Mutual Mortgage Pass-
Through Certificates Trust
(a)
Series 2006-AR5, Class A1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.99% Floor + 0.99%), 4.85%,
06/25/46 ............... 231 216,405
Series 2007-HY3, Class 4A1, 4.86%,
03/25/37 ............... 44 41,184
Series 2007-OA5, Class 1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.75% Floor + 0.75%), 4.61%,
06/25/47 ............... 5,849 5,047,719
Series 2007-OA5, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.25% Floor + 0.80%), 4.66%,
06/25/47 ............... 1,661 1,412,751
Washington Mutual Mortgage Pass-
Through Certificates WMALT
(a)
Series 2006-AR10, Class A2A, (1-
mo. CME Term SOFR at 0.34%
Floor + 0.45%), 4.13%, 12/25/36 1,053 886,061
Series 2007-OA3, Class 5A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.25% Floor + 1.25%), 5.11%,
04/25/47 ............... 1,587 1,404,416
Series 2007-OC2, Class A3, (1-mo.
CME Term SOFR at 0.62% Floor
+ 0.73%), 4.41%, 06/25/37 ... 1,490 1,447,958
Washington Mutual Mortgage Pass-
Through Certificates WMALT Trust
Series 2005-9, Class 5A6, (1-mo.
CME Term SOFR at 0.55% Floor
and 5.50% Cap + 0.66%), 4.34%,
11/25/35
(a)
.............. 558 421,216
Series 2005-9, Class 5A9, 5.50%,
11/25/35 ............... 227 186,391
Series 2006-1, Class 4CB, 6.50%,
02/25/36 ............... 1,691 1,372,056
Series 2006-4, Class 1A1, 6.00%,
04/25/36 ............... 2,219 2,091,965
Series 2006-4, Class 3A1, 7.00%,
05/25/36
(g)
.............. 2,498 2,197,136
Series 2006-4, Class 3A5, 6.85%,
05/25/36
(g)
.............. 664 584,100
Series 2007-OA1, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.72% Floor + 0.72%), 4.58%,
12/25/46
(a)
.............. 4,677 3,914,066
Western Alliance Bank
(a)(c)
Series 2021-CL2, Class M1, (SOFR
30 day Average at 0.00% Floor +
3.15%), 6.81%, 07/25/59 .... 10,460 10,931,701
Series 2021-CL2, Class M2, (SOFR
30 day Average at 0.00% Floor +
3.70%), 7.36%, 07/25/59 .... 14,286 15,153,612

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
WinWater Mortgage Loan Trust, Series
2014-3, Class B5, 4.00%, 11/20/44
(a)
(c)
...................... USD 1,651 $ 1,245,823
2,712,534,005
Commercial Mortgage-Backed Securities — 6.5%
Ireland — 0.5%
(a)
Aesir European Loan Conduit No. 41
DAC
Series 41X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.23%), 4.97%,
01/23/36
(b)
.............. GBP 7,430 9,811,070
Series 41X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.14%,
01/23/36
(b)
.............. 1,786 2,336,247
DBMS DAC
Series 2025-1X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.28%), 5.04%,
02/18/36
(b)
.............. 9,248 12,213,748
Series 2025-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.26%,
02/18/36
(b)
.............. 1,647 2,172,843
Series 2025-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.80%), 5.56%,
02/18/36
(b)
.............. 1,708 2,259,910
Lagarino European Loan Conduit No.
40 DAC
Series 40X, Class A, (3-mo.
EURIBOR at 0.00% Floor and
5.50% Cap + 1.50%), 3.61%,
06/22/37
(b)
.............. EUR 11,636 13,441,489
Series 40X, Class B, (3-mo.
EURIBOR at 0.00% Floor +
2.15%), 4.26%, 06/22/37
(b)
... 11,160 12,849,113
Series 40X, Class C, (3-mo.
EURIBOR at 0.00% Floor +
2.65%), 4.76%, 06/22/37
(b)
... 7,091 8,161,121
Series 40X, Class D, (3-mo.
EURIBOR at 0.00% Floor +
3.55%), 5.66%, 06/22/37
(b)
... 20,159 23,217,005
Last Mile Logistics Pan Euro Finance
DAC
Series 1X, Class A, (3-mo.
EURIBOR at 0.75% Floor +
0.75%), 2.75%, 08/17/33
(b)
... 1,824 2,107,372
Series 1X, Class B, (3-mo.
EURIBOR at 1.05% Floor +
1.05%), 3.05%, 08/17/33
(b)
... 1,112 1,284,061
Series 1X, Class C, (3-mo.
EURIBOR at 1.40% Floor +
1.40%), 3.40%, 08/17/33
(b)
... 1,316 1,520,284
Series 1X, Class D, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 3.90%, 08/17/33
(b)
... 1,019 1,177,054
Series 1X, Class E, (3-mo.
EURIBOR at 2.70% Floor +
2.70%), 4.70%, 08/17/33
(b)
... 13,382 15,444,376
Last Mile Securities PE DAC
Series 2021-1X, Class A1, (3-mo.
EURIBOR at 0.90% Floor +
0.90%), 2.90%, 08/17/31
(b)
... 3,245 3,750,461
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2021-1X, Class B, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 3.20%, 08/17/31
(b)
... EUR 939 $ 1,084,944
Series 2021-1X, Class C, (3-mo.
EURIBOR at 1.60% Floor +
1.60%), 3.60%, 08/17/31
(b)
... 1,061 1,225,821
Taurus UK DAC
Series 2025-UK2X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 1.50%), 5.24%,
02/18/35
(b)
.............. GBP 6,282 8,309,564
Series 2025-UK2X, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 2.00%), 5.74%,
02/18/35
(b)
.............. 5,094 6,723,725
Series 2025-UK2X, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 2.50%), 6.24%,
02/18/35
(b)
.............. 6,301 8,311,312
Series 2025-UK2X, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 3.20%), 6.94%,
02/18/35
(b)
.............. 13,926 18,369,273
Series 2025-UK4, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 4.99%,
08/18/35
(b)
.............. 4,608 6,086,957
Series 2025-UK4, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 5.34%,
08/18/35
(b)
.............. 1,610 2,124,235
Series 2025-UK4, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.95%), 5.69%,
08/18/35
(b)
.............. 2,693 3,549,769
Thunder Logistics DAC
Series 2024-1X, Class A, (3-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.50%, 11/17/36
(b)
... EUR 3,303 3,804,879
Series 2024-1X, Class B, (3-mo.
EURIBOR at 0.00% Floor +
2.05%), 4.05%, 11/17/36
(b)
... 1,146 1,325,591
UK Logistics DAC
Series 2024-1X, Class A, (Sterling
Overnight Index Average at
1.65% Floor + 1.65%), 5.39%,
05/17/34
(b)
.............. GBP 344 455,245
Series 2025-1X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.00%), 7.74%,
05/17/35
(b)
.............. 14,146 18,664,386
Series 2025-2X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.33%), 5.07%,
08/17/35
(b)
.............. 11,011 14,611,814
Series 2025-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.65%), 5.39%,
08/17/35
(b)
.............. 6,468 8,580,286
Series 2025-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.95%), 5.69%,
08/17/35
(b)
.............. 2,693 3,572,795

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Vita Scientia DAC, Series 2022-1X,
Class B, (3-mo. EURIBOR at 1.80%
Floor + 1.80%), 3.81%, 02/27/33
(b)
EUR 2,700 $ 3,118,330
221,665,080
Italy — 0.0%
(b)
Cassia SRL
(a)
Series 2022-1X, Class A, (3-mo.
EURIBOR at 2.50% Floor +
2.50%), 4.52%, 05/22/34
(b)
... 12,210 14,180,874
Series 2022-1X, Class B, (3-mo.
EURIBOR at 3.50% Floor +
3.50%), 5.52%, 05/22/34
(b)
... 5,922 6,873,913
21,054,787
Luxembourg — 0.0%
(b)
Vanir Logistics Finance SARL
(a)
Series 1X, Class A, (3-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.37%, 07/23/37
(b)
... 3,409 3,933,354
Series 1X, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.60%), 3.67%, 07/23/37
(b)
... 1,485 1,710,692
Series 1X, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.90%), 3.97%, 07/23/37
(b)
... 2,170 2,498,877
8,142,923
United Kingdom — 0.2%
(a)
Canary Wharf Finance II plc, Series II,
Class C2, (Sterling Overnight Index
Average at 0.00% Floor + 1.49%),
5.25%, 10/22/37
(b)
........... GBP 2,100 2,546,203
Sage AR Funding
Series 2025-1X, Class A2, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.04%,
05/17/37
(b)
.............. 11,070 14,643,348
Series 2025-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 5.74%,
05/17/37
(b)
.............. 6,563 8,656,302
Series 2025-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.40%), 6.14%,
05/17/37
(b)
.............. 5,329 7,028,890
Series 2025-1X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.90%), 7.64%,
05/17/37
(b)
.............. 4,591 6,053,386
Series 2026-1X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 4.99%,
05/18/38
(b)
.............. 11,126 14,673,535
Series 2026-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.24%,
05/18/38
(b)
.............. 5,790 7,618,275
Series 2026-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.75%), 5.49%,
05/18/38
(b)
.............. 4,067 5,348,301
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2026-1X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 6.24%,
05/18/38
(b)
.............. GBP 1,072 $ 1,409,056
UK Logistics DAC
Series 2024-2X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 5.09%,
02/17/35
(b)
.............. 5,385 7,143,372
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 5.44%,
02/17/35
(b)
.............. 3,116 4,113,615
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.10%), 5.84%,
02/17/35
(b)
.............. 1,492 1,965,440
Series 2024-2X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.10%), 6.84%,
02/17/35
(b)
.............. 3,443 4,511,818
85,711,541
United States — 5.8%
1211 Avenue of the Americas Trust
(a)(c)
Series 2015-1211, Class C, 4.14%,
08/10/35 ............... USD 1,100 1,028,500
Series 2015-1211, Class D, 4.14%,
08/10/35 ............... 1,235 1,117,675
Series 2015-1211, Class E, 4.14%,
08/10/35 ............... 2,360 2,118,100
1301 Trust
(a)(c)
Series 2025-1301, Class A, 5.06%,
08/11/42 ............... 4,580 4,590,866
Series 2025-1301, Class E, 7.24%,
08/11/42 ............... 3,150 3,255,750
Series 2025-1301, Class F, 8.10%,
08/11/42 ............... 20,943 21,824,410
1345T
(a)(c)
Series 2025-AOA, Class A, (1-mo.
CME Term SOFR at 1.60% Floor
+ 1.60%), 5.27%, 06/15/42 ... 8,452 8,425,588
Series 2025-AOA, Class E, (1-mo.
CME Term SOFR at 4.50% Floor
+ 4.50%), 8.17%, 06/15/42 ... 11,864 11,950,737
245 Park Avenue Trust
(a)(c)
Series 2017-245P, Class D, 3.66%,
06/05/37 ............... 1,100 1,070,573
Series 2017-245P, Class E, 3.66%,
06/05/37 ............... 5,691 5,495,465
280 Park Avenue Mortgage Trust
(a)(c)
Series 2017-280P, Class A, (1-mo.
CME Term SOFR at 1.13% Floor
+ 1.18%), 4.85%, 09/15/34 ... 2,069 2,058,655
Series 2017-280P, Class B, (1-mo.
CME Term SOFR at 1.33% Floor
+ 1.38%), 5.05%, 09/15/34 ... 1,978 1,958,220
Series 2017-280P, Class D, (1-mo.
CME Term SOFR at 1.79% Floor
+ 1.84%), 5.51%, 09/15/34 ... 3,660 3,605,100
Series 2017-280P, Class E, (1-mo.
CME Term SOFR at 2.37% Floor
+ 2.42%), 6.09%, 09/15/34 ... 17,397 17,048,964

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
3650R Commercial Mortgage Trust,
Series 2022-PF2, Class A5, 5.29%,
11/15/55
(a)
................ USD 2,100 $ 2,143,991
ALA Trust, Series 2025-OANA, Class A,
(1-mo. CME Term SOFR at 1.74%
Floor + 1.74%), 5.42%, 06/15/40
(a)(c)
7,291 7,309,227
Alen Mortgage Trust, Series 2021-
ACEN, Class A, (1-mo. CME Term
SOFR at 1.15% Floor + 1.26%),
4.94%, 04/15/34
(a)(c)
.......... 2,178 2,058,210
Arbor Multifamily Mortgage Securities
Trust
(c)
Series 2020-MF1, Class E, 1.75%,
05/15/53 ............... 1,165 956,470
Series 2021-MF3, Class A5, 2.57%,
10/15/54 ............... 1,605 1,437,396
AREIT LLC, Series 2022-CRE7, Class
A, (1-mo. CME Term SOFR at 2.24%
Floor + 2.24%), 5.92%, 06/17/39
(a)(c)
2,999 2,998,840
ARES Commercial Mortgage Trust
(a)(c)
Series 2024-IND, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 5.36%, 07/15/41 ... 17,640 17,645,513
Series 2026-AZURE, Class E, (1-
mo. CME Term SOFR at 3.25%
Floor + 3.25%), 6.90%, 03/15/38 5,000 5,000,000
Series 2026-GCP, Class A, (1-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 4.92%, 02/15/43 ... 1,133 1,128,043
ARES1, Series 2024-IND2, Class A,
(1-mo. CME Term SOFR at 1.44%
Floor + 1.44%), 5.12%, 10/15/34
(a)(c)
25,460 25,460,000
Ashford Hospitality Trust
(a)(c)
Series 2018-ASHF, Class D, (1-mo.
CME Term SOFR at 2.23% Floor
+ 2.27%), 5.95%, 04/15/35 ... 3,816 3,763,530
Series 2018-ASHF, Class E, (1-mo.
CME Term SOFR at 3.23% Floor
+ 3.27%), 6.95%, 04/15/35 ... 61 60,009
Atrium Hotel Portfolio Trust
(a)(c)
Series 2017-ATRM, Class D, (1-mo.
CME Term SOFR at 1.95% Floor
+ 2.25%), 5.92%, 12/15/36 ... 8,386 8,008,630
Series 2024-ATRM, Class A, 5.05%,
11/10/29 ............... 28,130 28,402,608
Series 2024-ATRM, Class E, 8.60%,
11/10/29 ............... 7,793 8,004,190
Series 2025-ATRM, Class A, (1-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.32%, 08/15/42 ... 14,679 14,690,536
Series 2025-ATRM, Class F, (1-mo.
CME Term SOFR at 5.50% Floor
+ 5.50%), 9.17%, 08/15/42 ... 25,949 25,694,690
Series 2025-ATRM, Class G, (1-mo.
CME Term SOFR at 6.75% Floor
+ 6.75%), 10.42%, 08/15/42 .. 4,871 4,824,465
BAHA Trust
(a)(c)
Series 2024-MAR, Class A, 5.57%,
12/10/41 ............... 54,860 55,978,776
Series 2024-MAR, Class B, 6.39%,
12/10/41 ............... 1,980 2,040,172
Series 2024-MAR, Class C, 7.01%,
12/10/41 ............... 6,861 7,057,230
Series 2024-MAR, Class D, 8.31%,
12/10/41 ............... 3,500 3,648,735
Security
Par (000)
Par (000) Value
United States (continued)
BAMLL Commercial Mortgage
Securities Trust, Series 2025-NASH,
Class A, (1-mo. CME Term SOFR
at 1.80% Floor + 1.80%), 5.47%,
09/15/40
(a)(c)
............... USD 10,618 $ 10,574,864
BAMLL Trust
(a)(c)
Series 2024-BHP, Class A, (1-mo.
CME Term SOFR at 2.35% Floor
+ 2.35%), 6.02%, 08/15/39 ... 11,500 11,501,593
Series 2025-ASHF, Class A, (1-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 5.52%, 02/15/42 ... 22,354 22,254,111
Series 2025-ASHF, Class E, (1-mo.
CME Term SOFR at 5.25% Floor
+ 5.25%), 8.92%, 02/15/42 ... 9,115 9,087,063
BAY Mortgage Trust, Series 2025-LIVN,
Class A, (1-mo. CME Term SOFR
at 1.80% Floor + 1.80%), 5.47%,
05/15/35
(a)(c)
............... 2,000 1,989,379
Bayview Commercial Asset Trust
(a)(c)
Series 2005-3A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
and 10.80% Cap + 0.59%),
4.27%, 11/25/35 .......... 2,010 1,968,457
Series 2005-4A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.56%), 4.24%, 01/25/36 ... 3,503 3,351,817
Series 2005-4A, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.70%), 4.37%, 01/25/36 ... 82 78,630
Series 2005-4A, Class M1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.79%), 4.46%, 01/25/36 ... 220 210,593
Series 2006-1A, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.65%), 4.33%, 04/25/36 ... 313 296,935
Series 2006-2A, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.53%), 4.21%, 07/25/36 ... 551 536,209
Series 2006-3A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.49%), 4.17%, 10/25/36 ... 320 310,057
Series 2006-3A, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.56%), 4.24%, 10/25/36 ... 347 336,091
Series 2006-4A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.46%), 4.14%, 12/25/36 ... 1,271 1,225,173
Series 2007-1, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.52%), 4.20%, 03/25/37 ... 857 822,066
Series 2007-2A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.52%), 4.20%, 07/25/37 ... 1,299 1,219,076
Series 2007-4A, Class A1, (1-mo.
CME Term SOFR at 0.68% Floor
+ 0.79%), 4.47%, 09/25/37 ... 3,943 3,748,211
Series 2007-5A, Class A4, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.36%), 6.04%, 10/25/37 ... 5,360 3,077,531
Series 2007-6A, Class A4A, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.36%), 6.04%, 12/25/37 ... 5,588 5,034,085

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2008-2, Class A4A, (1-mo.
CME Term SOFR at 0.00% Floor
and 3.75% Cap + 3.86%), 7.54%,
04/25/38 ............... USD 1,353 $ 1,349,580
BBCMS Mortgage Trust
Series 2018-CHRS, Class E, 4.27%,
08/05/38
(a)(c)
............. 1,720 1,489,422
Series 2018-TALL, Class A, (1-mo.
CME Term SOFR at 0.87% Floor
+ 0.92%), 4.59%, 03/15/37
(a)(c)
. 7,234 6,854,480
Series 2018-TALL, Class B, (1-mo.
CME Term SOFR at 1.12% Floor
+ 1.17%), 4.84%, 03/15/37
(a)(c)
. 2,134 1,963,396
Series 2022-C17, Class A5, 4.44%,
09/15/55 ............... 539 526,465
Series 2023-5C23, Class D, 7.41%,
12/15/56
(a)(c)
............. 1,148 1,093,765
Series 2025-C35, Class AS, 5.84%,
07/15/58
(a)
.............. 5,893 6,072,982
Series 2025-C35, Class D, 4.50%,
07/15/58
(c)
.............. 6,500 5,064,939
Series 2025-C39, Class A5, 5.30%,
12/15/58 ............... 345 349,900
Benchmark Mortgage Trust
Series 2020-B21, Class A5, 1.98%,
12/17/53 ............... 4,051 3,586,240
Series 2024-V11, Class D, 4.50%,
11/15/57
(c)
.............. 3,928 3,499,473
BFLD Commercial Mortgage Trust
(a)(c)
Series 2024-UNIV, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.17%, 11/15/41 ... 7,260 7,262,269
Series 2024-UNIV, Class E, (1-mo.
CME Term SOFR at 3.64% Floor
+ 3.64%), 7.31%, 11/15/41 ... 4,509 4,510,409
Series 2025-5MW, Class A, 4.67%,
10/10/42 ............... 8,569 8,501,378
Series 2025-5MW, Class E, 7.91%,
10/10/42 ............... 2,565 2,611,522
Series 2025-5MW, Class F, 9.83%,
10/10/42 ............... 29,630 30,363,165
Series 2025-660F, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 5.17%, 11/15/42 ... 11,472 11,457,690
Series 2025-660F, Class D, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.75%), 6.42%, 11/15/42 ... 1,046 1,043,385
BFLD Trust
(a)(c)
Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor
+ 3.81%), 7.49%, 10/15/35 ... 6,517 48,943
Series 2025-EWEST, Class A, (1-
mo. CME Term SOFR at 1.55%
Floor + 1.55%), 5.22%, 06/15/42 22,580 22,507,965
Series 2025-FPM, Class C, 6.21%,
10/10/40 ............... 2,370 2,366,901
BHMS Commercial Mortgage Trust,
Series 2025-ATLS, Class A, (1-mo.
CME Term SOFR at 1.85% Floor +
1.85%), 5.52%, 08/15/42
(a)(c)
.... 20,252 20,265,010
BLP Commercial Mortgage Trust,
Series 2024-IND2, Class A, (1-mo.
CME Term SOFR at 1.34% Floor +
1.34%), 5.01%, 03/15/41
(a)(c)
.... 2,310 2,310,943
Security
Par (000)
Par (000) Value
United States (continued)
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 7.06%, 06/15/41
(a)(c)
USD 5,092 $ 5,072,905
BOCA Commercial Mortgage Trust,
Series 2025-BOCA, Class A, (1-mo.
CME Term SOFR at 1.60% Floor +
1.60%), 5.27%, 12/15/42
(a)(c)
.... 12,490 12,497,806
BPR Commercial Mortgage Trust
(a)(c)
Series 2024-PARK, Class A, 4.87%,
11/05/39 ............... 3,700 3,739,086
Series 2024-PARK, Class D, 6.53%,
11/05/39 ............... 620 640,972
Series 2025-STAR, Class A, 4.62%,
11/05/42 ............... 11,730 11,630,146
Series 2025-STAR, Class HRR,
10.37%, 11/05/42 ......... 15,000 14,785,602
BPR Mortgage Trust, Series 2023-
STON, Class A, 7.50%, 12/05/39
(c)
2,082 2,132,288
BPR Trust
(a)(c)
Series 2022-SSP, Class A, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 6.67%, 05/15/39 ... 2,870 2,870,000
Series 2024-PMDW, Class A, 5.36%,
11/05/41 ............... 1,220 1,235,255
BRCK Trust
(a)(c)
Series 2025-830B, Class A, 4.48%,
12/10/42 ............... 5,360 5,306,814
Series 2025-830B, Class E, 6.78%,
12/10/42 ............... 6,797 6,936,311
Series 2025-830B, Class F, 7.59%,
12/10/42 ............... 3,500 3,590,585
BRES Commercial Mortgage Trust,
Series 2025-ATCAP, Class A, (1-mo.
CME Term SOFR at 1.49% Floor +
1.49%), 5.17%, 11/15/42
(a)(c)
.... 5,800 5,786,396
BWAY Mortgage Trust
(c)
Series 2013-1515, Class A2, 3.45%,
03/10/33 ............... 2,799 2,688,140
Series 2013-1515, Class C, 3.45%,
03/10/33 ............... 2,325 2,125,467
Series 2013-1515, Class D, 3.63%,
03/10/33 ............... 9,570 8,554,325
Series 2013-1515, Class E, 3.72%,
03/10/33 ............... 650 569,166
Series 2013-1515, Class F, 3.93%,
03/10/33
(a)
.............. 1,603 1,359,062
BWAY Trust, Series 2025-1535, Class
A, 5.89%, 05/05/42
(a)(c)
........ 1,875 1,897,298
BX Commercial Mortgage Trust
(c)
Series 2020-VIV3, Class B, 3.54%,
03/09/44
(a)
.............. 8,380 7,893,754
Series 2020-VIV4, Class A, 2.84%,
03/09/44 ............... 2,733 2,532,379
Series 2021-VIV5, Class A, 2.84%,
03/09/44
(a)
.............. 2,328 2,149,349
Series 2024-AIR2, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.17%, 10/15/41
(a)
.. 9,290 9,298,369
Series 2024-AIR2, Class B, (1-mo.
CME Term SOFR at 1.79% Floor
+ 1.79%), 5.46%, 10/15/41
(a)
.. 3,741 3,744,310
Series 2024-AIRC, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 5.36%, 08/15/41
(a)
.. 14,670 14,684,174

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-BRBK, Class A, (1-mo.
CME Term SOFR at 2.88% Floor
+ 2.88%), 6.56%, 10/15/41
(a)
.. USD 34,140 $ 34,054,650
Series 2024-BRBK, Class B, (1-mo.
CME Term SOFR at 3.93% Floor
+ 3.93%), 7.60%, 10/15/41
(a)
.. 3,876 3,851,775
Series 2024-GPA3, Class B, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.31%, 12/15/39
(a)
.. 2,766 2,765,609
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.21%, 05/15/34
(a)
.. 8,419 8,419,163
Series 2024-MDHS, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.31%, 05/15/41
(a)
.. 16,700 16,699,551
Series 2024-MF, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.11%, 02/15/39
(a)
.. 2,056 2,055,548
Series 2024-MF, Class E, (1-mo.
CME Term SOFR at 3.74% Floor
+ 3.74%), 7.41%, 02/15/39
(a)
.. 6,365 6,349,875
Series 2024-PALM, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.21%, 06/15/37
(a)
.. 27,249 27,232,200
Series 2024-PURE, Class A,
(CAONREPO at 1.90% Floor +
1.90%), 4.16%, 11/15/41
(a)
... CAD 2,547 1,848,897
Series 2024-XL4, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.11%, 02/15/39
(a)
.. USD 7,293 7,300,842
Series 2024-XL4, Class D, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 6.81%, 02/15/39
(a)
.. 13,366 13,398,952
Series 2024-XL4, Class E, (1-mo.
CME Term SOFR at 4.19% Floor
+ 4.19%), 7.86%, 02/15/39
(a)
.. 7,944 7,928,915
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.06%, 03/15/41
(a)
.. 251 250,914
Series 2025-BCAT, Class A, (1-mo.
CME Term SOFR at 1.38% Floor
+ 1.38%), 5.05%, 08/15/42
(a)
.. 9,223 9,223,488
Series 2025-BCAT, Class B, (1-mo.
CME Term SOFR at 1.55% Floor
+ 1.55%), 5.22%, 08/15/42
(a)
.. 2,530 2,523,551
Series 2025-BCAT, Class C, (1-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 5.57%, 08/15/42
(a)
.. 953 952,302
Series 2025-BCAT, Class E, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.50%), 7.17%, 08/15/42
(a)
.. 7,642 7,661,427
Series 2025-JDI, Class A, (1-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.07%, 11/15/42
(a)
.. 10,857 10,860,545
Series 2025-JDI, Class E, (1-mo.
CME Term SOFR at 3.40% Floor
+ 3.40%), 7.07%, 11/15/42
(a)
.. 4,169 4,167,280
Series 2025-SPOT, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.12%, 04/15/40
(a)
.. 2,540 2,540,806
Series 2026-VLT9, Class A, (1-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.37%, 03/15/45
(a)
.. 12,412 12,351,921
Series 2026-XL6, Class E, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 6.67%, 03/15/43
(a)
.. 7,565 7,517,856
Security
Par (000)
Par (000) Value
United States (continued)
BX Trust
(a)(c)
Series 2021-LBA, Class AJV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 1.16%), 4.84%, 02/15/36 ... USD 6,553 $ 6,548,732
Series 2021-LBA, Class AV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 1.16%), 4.84%, 02/15/36 ... 4,118 4,115,568
Series 2021-LBA, Class FJV, (1-mo.
CME Term SOFR at 2.40% Floor
+ 2.76%), 6.44%, 02/15/36 ... 11,223 11,194,943
Series 2021-LBA, Class FV, (1-mo.
CME Term SOFR at 2.40% Floor
+ 2.76%), 6.44%, 02/15/36 ... 7,117 7,099,495
Series 2021-LBA, Class GJV, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.36%), 7.04%, 02/15/36 ... 2,185 2,178,040
Series 2021-LBA, Class GV, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.36%), 7.04%, 02/15/36 ... 7,383 7,359,928
Series 2022-VAMF, Class B, (1-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 4.95%, 01/15/39 ... 1,103 1,102,036
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.11%, 04/15/41 ... 7,676 7,678,178
Series 2024-CNYN, Class D, (1-mo.
CME Term SOFR at 2.69% Floor
+ 2.69%), 6.36%, 04/15/41 ... 2,959 2,956,942
Series 2024-CNYN, Class E, (1-mo.
CME Term SOFR at 3.69% Floor
+ 3.69%), 7.36%, 04/15/41 ... 4,834 4,810,508
Series 2024-VLT4, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.16%, 06/15/41 ... 30,158 29,969,513
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 6.56%, 06/15/41 ... 6,070 5,956,531
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 7.61%, 06/15/41 ... 15,610 15,448,013
Series 2025-ARIA, Class A, 5.03%,
12/13/42 ............... 22,065 22,181,177
Series 2025-LIFE, Class A, 5.88%,
06/13/47 ............... 10,071 10,099,937
Series 2025-LUNR, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 5.17%, 06/15/40 ... 2,015 2,016,798
Series 2025-OMG, Class A, (1-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.02%, 10/15/42 ... 7,346 7,327,635
Series 2025-ROIC, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 2.94%), 6.61%, 03/15/30 ... 21,709 21,627,133
Series 2025-TAIL, Class E, (1-mo.
CME Term SOFR at 3.30% Floor
+ 3.30%), 6.97%, 06/15/35 ... 5,278 5,277,904
Series 2025-VOLT, Class A, (1-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.37%, 12/15/44 ... 17,362 17,307,744
BXP Trust
(a)(c)
Series 2017-CC, Class D, 3.55%,
08/13/37 ............... 1,930 1,607,165
Series 2017-GM, Class D, 3.42%,
06/13/39 ............... 1,520 1,480,916
Series 2017-GM, Class E, 3.42%,
06/13/39 ............... 3,300 3,176,707

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-601L, Class D, 2.78%,
01/15/44 ............... USD 3,999 $ 3,272,819
Cali, Series 2024-SUN, Class A, (1-mo.
CME Term SOFR at 1.89% Floor +
1.89%), 5.56%, 07/15/41
(a)(c)
.... 6,660 6,660,000
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(a)
..... 1,143 1,082,163
CENT, Series 2025-CITY, Class A,
4.92%, 07/10/40
(a)(c)
.......... 9,691 9,760,498
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class C, 4.72%,
05/10/58
(a)
................ 3,412 3,367,269
CFK Trust
(a)(c)
Series 2019-FAX, Class D, 4.64%,
01/15/39 ............... 6,897 6,591,501
Series 2019-FAX, Class E, 4.64%,
01/15/39 ............... 6,152 5,619,924
CFSP Mortgage Trust, Series 2024-
AHP1, Class A, 6.50%, 04/15/37 . 16,707 15,990,763
CHI Commercial Mortgage Trust
(a)(c)
Series 2025-110W, Class A, 5.10%,
12/13/40 ............... 14,355 14,258,061
Series 2025-110W, Class D, 6.63%,
12/13/40 ............... 3,069 3,001,429
CIP Commercial Mortgage Trust
(a)(c)
Series 2025-SBAY, Class A, (1-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.07%, 10/15/37 ... 13,583 13,574,511
Series 2025-SBAY, Class E, (1-mo.
CME Term SOFR at 3.75% Floor
+ 3.75%), 7.42%, 10/15/37 ... 15,516 15,457,815
Citigroup Commercial Mortgage Trust
(c)
Series 2015-P1, Class D, 3.23%,
09/15/48 ............... 32 30,876
Series 2020-420K, Class E, 3.31%,
11/10/42
(a)
.............. 2,660 2,284,694
COAST Commercial Mortgage Trust,
Series 2023-2HTL, Class D, (1-mo.
CME Term SOFR at 4.44% Floor +
4.44%), 8.11%, 08/15/36
(a)(c)
.... 7,001 6,965,986
Commercial Mortgage Trust
(c)
Series 2016-667M, Class D, 3.18%,
10/10/36
(a)
.............. 429 329,169
Series 2024-CBM, Class A2, 5.87%,
12/10/41
(a)
.............. 1,640 1,644,578
Series 2024-WCL1, Class A, (1-mo.
CME Term SOFR at 1.84% Floor
+ 1.84%), 5.51%, 06/15/41
(a)
.. 16,380 16,323,653
Series 2024-WCL1, Class B, (1-mo.
CME Term SOFR at 2.59% Floor
+ 2.59%), 6.26%, 06/15/41
(a)
.. 5,615 5,595,684
Series 2025-167G, Class A, 5.50%,
08/10/40 ............... 7,256 7,227,289
Series 2025-167G, Class E, 8.20%,
08/10/40
(a)
.............. 3,600 3,583,108
Series 2025-167G, Class F, 9.16%,
08/10/40
(a)
.............. 3,129 3,114,494
Series 2025-SBX, Class B, 5.55%,
08/10/41
(a)
.............. 4,331 4,304,323
CONE Trust
(a)(c)
Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.31%, 08/15/41 ... 6,550 6,502,922
Series 2024-DFW1, Class E, (1-mo.
CME Term SOFR at 3.89% Floor
+ 3.89%), 7.56%, 08/15/41 ... 6,477 6,417,689
Security
Par (000)
Par (000) Value
United States (continued)
CRSNT Trust, Series 2026-MOON,
Class A, (1-mo. CME Term SOFR
at 1.35% Floor + 1.40%), 5.07%,
02/15/31
(a)(c)
............... USD 7,760 $ 7,726,050
CRSO Trust, 7.12%, 07/10/28
(c)
.... 4,399 4,528,580
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class C, 4.72%,
08/15/51
(a)
................ 1,586 1,493,451
CSMC Trust
(c)
Series 2017-TIME, Class A, 3.65%,
11/13/39 ............... 2,190 2,083,936
Series 2020-FACT, Class E, (1-mo.
CME Term SOFR at 4.86% Floor
+ 5.48%), 9.15%, 10/15/37
(a)
.. 4,184 3,796,980
Series 2021-BHAR, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.26%), 4.94%, 11/15/38
(a)
.. 1,337 1,319,452
Series 2021-BHAR, Class B, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.61%), 5.29%, 11/15/38
(a)
.. 2,356 2,333,187
Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor
+ 3.44%), 7.11%, 02/15/27
(a)(d)
. 23,200 23,097,468
CSTL Commercial Mortgage Trust
(a)(c)
Series 2024-GATE, Class A, 4.76%,
11/10/41 ............... 11,736 11,704,862
Series 2025-GATE2, Class A,
4.56%, 11/10/42 .......... 1,550 1,523,839
Series 2025-GATE2, Class D,
5.63%, 11/10/42 .......... 4,680 4,601,315
Series 2026-GATE3, Class E,
6.34%, 02/10/43 .......... 3,117 3,078,801
DBC Mortgage Trust
(a)(c)
Series 2025-DBC, Class A, (1-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.02%, 11/15/42 ... 14,136 14,127,181
Series 2025-DBC, Class C, (1-mo.
CME Term SOFR at 2.05% Floor
+ 2.05%), 5.72%, 11/15/42 ... 9,525 9,489,299
Series 2025-DBC, Class HRR, (1-
mo. CME Term SOFR at 5.55%
Floor + 5.55%), 9.22%, 11/15/42 39,000 39,147,888
DBGS, Series 2024-SBL, Class A,
(1-mo. CME Term SOFR at 1.88%
Floor + 1.88%), 5.56%, 08/15/34
(a)(c)
1,600 1,598,000
DBSG Mortgage Trust, Series 2024-
ALTA, Class A, 5.95%, 06/10/37
(a)(c)
4,998 5,044,323
DBWF Mortgage Trust, Series 2024-
LCRS, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%),
5.41%, 04/15/37
(a)(c)
.......... 1,428 1,423,538
DC Trust
(a)(c)
Series 2024-HLTN, Class A, 5.73%,
04/13/40 ............... 1,570 1,576,265
Series 2024-HLTN, Class F, 10.31%,
04/13/40 ............... 4,127 4,080,816
DGWD Trust, Series 2025-INFL, Class
A, (1-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 5.27%, 08/15/35
(a)(c)
1,195 1,195,940
DK Trust
(a)(c)
Series 2024-SPBX, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 5.17%, 03/15/34 ... 9,090 9,087,159
Series 2024-SPBX, Class E, (1-mo.
CME Term SOFR at 1.50% Floor
+ 4.00%), 7.67%, 03/15/34 ... 26,040 26,071,449

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-LXP, Class A, (1-mo.
CME Term SOFR at 1.59% Floor
+ 1.59%), 5.27%, 08/15/37 ... USD 10,860 $ 10,860,000
Series 2025-LXP, Class D, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 6.57%, 08/15/37 ... 3,294 3,294,000
Durst Commercial Mortgage Trust
(a)(c)
Series 2025-151, Class A, 4.80%,
08/10/42 ............... 3,973 4,009,667
Series 2025-151, Class D, 6.34%,
08/10/42 ............... 7,785 7,953,452
ELM Trust
(a)(c)
Series 2024-ELM, Class A10,
5.41%, 06/10/39 .......... 9,410 9,428,561
Series 2024-ELM, Class A15,
5.41%, 06/10/39 .......... 9,410 9,428,561
Series 2024-ELM, Class D10,
6.18%, 06/10/39 .......... 3,500 3,501,244
Series 2024-ELM, Class E10,
7.27%, 06/10/39 .......... 12,317 12,329,663
EQT Trust, Series 2024-EXTR, Class A,
5.33%, 07/05/41
(c)
........... 3,313 3,350,379
Fashion Show Mall LLC, Series 2024-
SHOW, Class A, 4.76%, 10/10/41
(a)(c)
1,004 1,010,117
Fontainebleau Miami Beach Mortgage
Trust
(a)(c)
Series 2024-FBLU, Class F, (1-mo.
CME Term SOFR at 4.25% Floor
+ 4.25%), 7.92%, 12/15/39 ... 901 903,816
Series 2024-FBLU, Class G, (1-mo.
CME Term SOFR at 5.65% Floor
+ 5.65%), 9.32%, 12/15/39 ... 4,418 4,453,985
FS ORL
(a)(c)
Series 2026-ORL, Class A, (1-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.02%, 02/15/41 ... 7,320 7,306,275
Series 2026-ORL, Class E, (1-mo.
CME Term SOFR at 3.25% Floor
+ 3.25%), 6.92%, 02/15/41 ... 4,002 3,995,458
FS Trust, Series 2026-HULA, Class A,
(1-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.13%, 03/15/41
(a)(c)
12,457 12,453,103
GGP
(a)(c)
Series 2026-TY, Class A, 4.67%,
03/05/43 ............... 3,034 2,997,162
Series 2026-TY, Class HRR, 8.06%,
03/05/43 ............... 15,500 15,234,122
Grace Trust, Series 2020-GRCE, Class
E, 2.68%, 12/10/40
(a)(c)
........ 2,546 2,221,881
Great Wolf Trust
(a)(c)
Series 2024-WLF2, Class A, (1-mo.
CME Term SOFR + 1.69%),
5.36%, 05/15/41 .......... 16,708 16,708,000
Series 2024-WOLF, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.21%, 03/15/39 ... 1,062 1,061,668
GS Mortgage Securities Corp. Trust
(c)
Series 2017-375H, Class A, 3.48%,
09/10/37
(a)
.............. 1,460 1,420,395
Series 2017-GPTX, Class A, 2.86%,
05/10/34 ............... 5,185 4,682,927
Series 2021-ROSS, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.09%, 05/15/26
(a)
.. 2,320 2,209,800
Security
Par (000)
Par (000) Value
United States (continued)
Series 2023-FUN, Class A, (1-mo.
CME Term SOFR at 2.09% Floor
+ 2.09%), 5.76%, 03/15/28
(a)
.. USD 11,230 $ 11,261,584
Series 2024-RVR, Class E, 6.97%,
08/10/41
(a)
.............. 3,613 3,586,516
Series 2024-RVR, Class HRR,
8.32%, 08/10/41
(a)
......... 12,450 12,296,417
Series 2025-800D, Class A, (1-mo.
CME Term SOFR at 2.65% Floor
+ 2.65%), 6.33%, 11/25/41
(a)
.. 13,035 13,021,256
Series 2025-800D, Class C, (1-mo.
CME Term SOFR at 4.70% Floor
+ 4.70%), 8.38%, 11/25/41
(a)
.. 12,276 12,207,746
GS Mortgage Securities Trust, Series
2019-GSA1, Class C, 3.80%,
11/10/52
(a)
................ 570 513,674
GSAT Trust, Series 2025-BMF, Class A,
(1-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.17%, 07/15/40
(a)(c)
4,387 4,382,713
Harvest Commercial Capital Loan Trust,
Series 2020-1, Class M4, 5.96%,
04/25/52
(a)(c)
............... 1,181 1,160,304
HIH Trust
(a)(c)
Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor
+ 1.84%), 5.51%, 10/15/41 ... 12,213 12,213,094
Series 2024-61P, Class D, (1-mo.
CME Term SOFR at 3.64% Floor
+ 3.64%), 7.31%, 10/15/41 ... 4,602 4,601,901
HILT Commercial Mortgage Trust
(a)(c)
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.21%, 05/15/37 ... 10,515 10,508,428
Series 2024-ORL, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 6.86%, 05/15/37 ... 11,854 11,846,591
HLTN Commercial Mortgage Trust,
Series 2024-DPLO, Class A, (1-mo.
CME Term SOFR at 1.64% Floor +
1.64%), 5.31%, 06/15/41
(a)(c)
.... 6,118 6,118,000
HONO Mortgage Trust, Series 2021-
LULU, Class A, (1-mo. CME Term
SOFR at 1.15% Floor + 1.26%),
4.94%, 10/15/36
(a)(c)
.......... 2,536 2,509,055
HTL Commercial Mortgage Trust
(a)(c)
Series 2024-T53, Class A, 5.88%,
05/10/39 ............... 3,390 3,416,213
Series 2024-T53, Class E, 10.26%,
05/10/39 ............... 9,477 9,631,777
Hudson Yards Mortgage Trust, Series
2019-55HY, Class F, 2.94%,
12/10/41
(a)(c)
............... 6,663 5,721,130
ILPT Commercial Mortgage Trust,
Series 2025-LPF2, Class A, 5.29%,
07/13/42
(a)(c)
............... 23,153 23,457,680
INT Commercial Mortgage Trust, Series
2025-PLAZA, Class A, 4.55%,
11/05/37
(a)(c)
............... 3,698 3,685,603
INV Mortgage Trust, Series 2024-IND,
Class A, (1-mo. CME Term SOFR
at 1.74% Floor + 1.74%), 5.41%,
11/15/41
(a)(c)
............... 9,520 9,395,050
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(c)
Series 2016-NINE, Class B, 2.85%,
09/06/38 ............... 6,933 6,872,659

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2018-PHH, Class A, (1-mo.
CME Term SOFR at 2.41% Floor
+ 1.26%), 4.93%, 06/15/35 ... USD 1,222 $ 794,335
Series 2019-MFP, Class E, (1-mo.
CME Term SOFR at 2.16% Floor
+ 2.21%), 5.88%, 07/15/36 ... 2,696 1,860,130
Series 2022-NLP, Class F, (1-mo.
CME Term SOFR at 3.54% Floor
+ 3.79%), 7.46%, 04/15/37 ... 10,702 10,435,156
Series 2022-OPO, Class D, 3.45%,
01/05/39 ............... 6,152 4,758,571
Series 2024-IGLG, Class A, 5.17%,
11/09/39 ............... 15,900 15,933,318
Series 2024-IGLG, Class D, 6.48%,
11/09/39 ............... 4,440 4,432,542
Series 2024-IGLG, Class E, 7.25%,
11/09/39 ............... 13,516 13,482,149
Series 2024-IGLG, Class F, 8.22%,
11/09/39 ............... 11,578 11,553,246
Series 2024-IGLG, Class HRR,
9.65%, 11/09/39 .......... 14,700 14,544,930
Series 2024-OMNI, Class A, 5.80%,
10/05/39 ............... 4,640 4,682,316
Series 2025-BHR5, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 5.37%, 03/15/40 ... 5,300 5,298,786
JPMBB Commercial Mortgage
Securities Trust, Series 2015-C33,
Class D1, 4.30%, 12/15/48
(a)(c)
... 2,084 1,823,521
JPMCC Commercial Mortgage
Securities Trust, Series 2019-COR5,
Class A3, 3.12%, 06/13/52 ..... 2,890 2,777,370
JPMDB Commercial Mortgage
Securities Trust, Series 2018-C8,
Class AS, 4.42%, 06/15/51 ..... 379 372,260
JW Commercial Mortgage Trust
(a)(c)
Series 2024-MRCO, Class A, (1-mo.
CME Term SOFR at 1.62% Floor
+ 1.62%), 5.29%, 06/15/39 ... 7,310 7,310,000
Series 2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 6.86%, 06/15/39 ... 7,592 7,573,020
KSL Commercial Mortgage Trust,
Series 2024-HT2, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.21%, 12/15/39
(a)(c)
.... 8,680 8,664,106
KSL Trust
(a)(c)
  (1M Sofr FWD + 1.89%), 5.57%,
06/15/30 ............... 2,957 2,956,154
  (1M Sofr FWD + 4.09%), 7.76%,
06/15/30 ............... 10,246 10,279,244
LBA Trust
(a)(c)
Series 2024-7IND, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.12%, 10/15/41 ... 4,552 4,549,486
Series 2024-7IND, Class D, (1-mo.
CME Term SOFR at 2.64% Floor
+ 2.64%), 6.31%, 10/15/41 ... 1,156 1,155,470
Lehman Brothers Small Balance
Commercial Mortgage Trust
(a)(c)
Series 2006-2A, Class M3, (1-mo.
CME Term SOFR at 0.45% Floor
+ 0.56%), 4.24%, 09/25/36 ... 1,403 1,333,506
Series 2007-3A, Class M2, (1-mo.
CME Term SOFR at 2.00% Floor
+ 2.11%), 5.79%, 10/25/37 ... 5,850 5,163,945
Security
Par (000)
Par (000) Value
United States (continued)
LEX Mortgage Trust, Series 2024-BBG,
Class HRR, 7.93%, 10/13/33
(a)(c)
.. USD 20,050 $ 19,914,007
LEX Trust
(a)(c)
Series 2026-450, Class A, (1-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.02%, 03/15/43 ... 4,000 3,982,500
Series 2026-450, Class E, (1-mo.
CME Term SOFR at 3.70% Floor
+ 3.70%), 7.37%, 03/15/43 ... 9,530 9,437,452
LoanCore 2025 Issuer LLC, Series
2025-CRE8, Class A, (1-mo. CME
Term SOFR at 1.39% Floor +
1.39%), 5.06%, 08/17/42
(a)(c)
.... 3,560 3,553,342
LQR Trust
(a)(c)
Series 2025-CALI, Class A, (1-mo.
CME Term SOFR at 1.60% Floor
+ 1.60%), 5.27%, 01/15/43 ... 4,480 4,449,332
Series 2025-CALI, Class E, (1-mo.
CME Term SOFR at 3.95% Floor
+ 3.95%), 7.62%, 01/15/43 ... 13,299 13,298,857
LUX Trust, Series 2023-LION, Class A,
(1-mo. CME Term SOFR at 2.69%
Floor + 2.69%), 6.36%, 08/15/40
(a)(c)
4,400 4,418,460
MAC Trust, Series 2025-801B, Class A,
(1-mo. CME Term SOFR at 1.70%
Floor + 1.70%), 5.37%, 10/15/40
(a)(c)
21,350 21,296,367
MAD Commercial Mortgage Trust
(a)(c)
Series 2025-11MD, Class A, 4.44%,
10/15/42 ............... 9,522 9,478,614
Series 2025-11MD, Class E, 6.84%,
10/15/42 ............... 4,668 4,578,711
MAIN Trust
(a)(c)
Series 2026-OLAS, Class A, (1-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 5.37%, 01/15/41 ... 22,300 22,299,881
Series 2026-OLAS, Class B, (1-mo.
CME Term SOFR at 2.00% Floor
+ 2.00%), 5.67%, 01/15/41 ... 7,560 7,559,955
Series 2026-OLAS, Class C, (1-mo.
CME Term SOFR at 2.45% Floor
+ 2.45%), 6.12%, 01/15/41 ... 1,680 1,679,989
Series 2026-OLAS, Class D, (1-mo.
CME Term SOFR at 3.15% Floor
+ 3.15%), 6.82%, 01/15/41 ... 5,600 5,599,952
Series 2026-OLAS, Class E, (1-mo.
CME Term SOFR at 4.25% Floor
+ 4.25%), 7.92%, 01/15/41 ... 4,905 4,904,943
Series 2026-OLAS, Class F, (1-mo.
CME Term SOFR at 5.25% Floor
+ 5.25%), 8.92%, 01/15/41 ... 4,950 4,949,927
Manhattan West Mortgage Trust,
Series 2020-1MW, Class D, 2.33%,
09/10/39
(a)(c)
............... 118 112,475
MCR Mortgage Trust
(c)
Series 2024-HF1, Class A, (1-mo.
CME Term SOFR at 1.79% Floor
+ 1.79%), 5.47%, 12/15/41
(a)
.. 8,113 8,112,606
Series 2024-HTL, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 5.43%, 02/15/37
(a)
.. 573 572,131
Series 2024-HTL, Class E, (1-mo.
CME Term SOFR at 4.65% Floor
+ 4.65%), 8.33%, 02/15/37
(a)
.. 4,594 4,543,877
Series 2024-TWA, Class A, 5.92%,
06/12/39 ............... 7,000 7,049,856

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-TWA, Class E, 8.73%,
06/12/39 ............... USD 3,924 $ 3,935,839
MHC Commercial Mortgage Trust
(a)(c)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.22%), 5.89%, 04/15/38 ... 116 116,036
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.60% Floor
+ 2.72%), 6.39%, 04/15/38 ... 867 865,979
MHP Commercial Mortgage Trust
(a)(c)
Series 2021-STOR, Class G, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.86%), 6.54%, 07/15/38 ... 7,927 7,922,046
Series 2021-STOR, Class J, (1-mo.
CME Term SOFR at 3.95% Floor
+ 4.06%), 7.74%, 07/15/38 ... 3,438 3,427,146
Series 2025-MHIL2, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 5.17%, 09/15/40 ... 16,011 15,940,122
Series 2025-MHIL2, Class E, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.50%), 7.17%, 09/15/40 ... 4,665 4,641,370
MIC Trust (The), Series 2023-MIC,
Class A, 8.44%, 12/05/38
(a)(c)
.... 6,126 6,519,349
MIRA Trust, Series 2023-MILE, Class A,
6.75%, 06/10/38
(c)
........... 6,775 6,954,564
MLTI Trust
(a)(c)
Series 2026-SF75, Class A, (1-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.07%, 03/15/31 ... 11,163 11,107,185
Series 2026-SF75, Class E, (1-mo.
CME Term SOFR at 3.25% Floor
+ 3.25%), 6.92%, 03/15/31 ... 10,378 10,319,741
Morgan Stanley Capital I Trust
(c)
Series 2017-ASHF, Class F, (1-mo.
CME Term SOFR at 4.35% Floor
+ 4.65%), 8.32%, 11/15/34
(a)
.. 2,673 2,639,588
Series 2017-ASHF, Class G, (1-mo.
CME Term SOFR at 6.90% Floor
+ 7.20%), 10.87%, 11/15/34
(a)
. 2,925 2,881,125
Series 2018-MP, Class E, 4.28%,
07/11/40
(a)
.............. 7,057 5,382,205
Series 2019-H6, Class D, 3.00%,
06/15/52 ............... 1,190 981,151
Series 2019-H7, Class D, 3.00%,
07/15/52 ............... 750 634,394
Series 2021-230P, Class B, (1-mo.
CME Term SOFR at 1.45% Floor
+ 1.56%), 5.24%, 12/15/38
(a)
.. 4,970 4,634,525
Series 2024-NSTB, Class A, 3.90%,
09/24/57
(a)
.............. 5,644 5,566,194
Natixis Commercial Mortgage Securities
Trust, Series 2019-LVL, Class D,
4.44%, 08/15/38
(c)
........... 3,140 2,885,959
NCMF Trust
(a)(c)
Series 2025-MFS, Class A, 4.88%,
06/10/33 ............... 12,841 12,794,165
Series 2025-MFS, Class E, 7.53%,
06/10/33 ............... 29,171 29,329,801
NJ Trust, Series 2023-GSP, Class A,
6.48%, 01/06/29
(a)(c)
.......... 4,750 4,922,514
NRTH Commercial Mortgage Trust,
Series 2025-PARK, Class A, (1-mo.
CME Term SOFR at 1.39% Floor +
1.39%), 5.07%, 10/15/40
(a)(c)
.... 16,865 16,849,197
Security
Par (000)
Par (000) Value
United States (continued)
NY Commercial Mortgage Trust,
Series 2025-299P, Class B, 5.93%,
02/10/47
(a)(c)
............... USD 1,856 $ 1,903,670
NYC Commercial Mortgage Trust
(a)(c)
Series 2025-11X, Class A, (1-mo.
CME Term SOFR at 1.74% Floor
+ 1.74%), 5.42%, 10/15/40 ... 11,653 11,656,642
Series 2025-28L, Class A, 4.67%,
11/05/38 ............... 6,224 6,197,692
Series 2025-300P, Class E, 7.39%,
07/13/42 ............... 4,172 4,189,444
NYC Trust
(a)(c)
Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor
+ 1.99%), 5.66%, 08/15/29 ... 1,220 1,221,471
Series 2024-3ELV, Class D, (1-mo.
CME Term SOFR at 3.84% Floor
+ 3.84%), 7.51%, 08/15/29 ... 4,401 4,399,621
Series 2025-77C, Class A, 4.79%,
01/10/36 ............... 13,370 13,262,963
Olympic Tower Mortgage Trust, Series
2017-OT, Class E, 3.95%, 05/10/39
(a)
(c)
...................... 7,856 6,978,097
One Bryant Park Trust, Series 2019-
OBP, Class A, 2.52%, 09/15/54
(c)
. 4,638 4,285,237
One Market Plaza Trust, Series 2017-
1MKT, Class D, 4.15%, 02/10/32
(c)
3,310 3,046,883
One New York Plaza Trust
(a)(c)
Series 2020-1NYP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.06%), 4.74%, 01/15/36 ... 3,211 3,090,757
Series 2020-1NYP, Class AJ, (1-mo.
CME Term SOFR at 1.25% Floor
+ 1.36%), 5.04%, 01/15/36 ... 1,893 1,784,153
Series 2020-1NYP, Class B, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.61%), 5.29%, 01/15/36 ... 3,892 3,648,750
Series 2020-1NYP, Class D, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.86%), 6.54%, 01/15/36 ... 1,660 1,535,500
ONNI Commerical Mortgage Trust,
Series 2024-APT, Class A, 5.20%,
07/15/39
(a)(c)
............... 1,909 1,932,030
ORL Trust, Series 2024-GLKS, Class A,
(1-mo. CME Term SOFR at 1.49%
Floor + 1.49%), 5.17%, 12/15/39
(a)(c)
8,070 8,070,000
PENN Commercial Mortgage Trust
(a)(c)
Series 2025-P11, Class A, 5.34%,
08/10/42 ............... 8,922 9,065,415
Series 2025-P11, Class C, 6.51%,
08/10/42 ............... 6,624 6,871,296
PGA Trust, Series 2024-RSR2, Class A,
(1-mo. CME Term SOFR at 1.89%
Floor + 1.89%), 5.56%, 06/15/39
(a)(c)
6,634 6,611,196
PKHL Commercial Mortgage Trust
(a)(c)
Series 2021-MF, Class F, (1-mo.
CME Term SOFR at 3.35% Floor
+ 3.46%), 7.14%, 07/15/38 ... 1,617 442,614
Series 2021-MF, Class G, (1-mo.
CME Term SOFR at 4.35% Floor
+ 4.46%), 8.14%, 07/15/38 ... 3,533 662,896
PLYM Commercial Mortgage Trust,
Series 2026-IND, Class D, (1-mo.
CME Term SOFR at 2.15% Floor +
2.15%), 5.82%, 03/15/43
(a)(c)
.... 5,777 5,719,480

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
PRM5 Trust, Series 2025-PRM5, Class
D, 5.25%, 03/10/33
(a)(c)
........ USD 3,600 $ 3,570,035
ROCK Trust, Series 2024-CNTR, Class
A, 5.39%, 11/13/41
(c)
......... 1,570 1,596,464
SCG Commercial Mortgage Trust
(a)(c)
Series 2025-DLFN, Class D, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.15%), 5.82%, 03/15/35 ... 1,150 1,148,563
Series 2025-DLFN, Class E, (1-mo.
CME Term SOFR at 2.95% Floor
+ 2.95%), 6.62%, 03/15/35 ... 8,474 8,483,394
Series 2025-DLFN, Class HRR, (1-
mo. CME Term SOFR at 4.95%
Floor + 4.95%), 8.62%, 03/15/35 22,850 22,645,531
Series 2025-FLWR, Class A, (1-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 4.92%, 08/15/42 ... 3,997 3,989,506
Series 2025-FLWR, Class E, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.75%), 6.42%, 08/15/42 ... 650 645,267
SDAL Trust, Series 2025-DAL, Class A,
(1-mo. CME Term SOFR at 2.44%
Floor + 2.44%), 6.11%, 04/15/42
(a)(c)
4,137 4,146,179
SELF Commercial Mortgage Trust
(a)(c)
Series 2024-STRG, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.21%, 11/15/34 ... 584 583,465
Series 2024-STRG, Class E, (1-mo.
CME Term SOFR at 4.19% Floor
+ 4.19%), 7.86%, 11/15/34 ... 4,598 4,585,830
Series 2024-STRG, Class F, (1-mo.
CME Term SOFR at 5.19% Floor
+ 5.19%), 8.86%, 11/15/34 ... 4,582 4,554,637
SG Commercial Mortgage Securities
Trust
(a)(c)
Series 2019-PREZ, Class D, 3.48%,
09/15/39 ............... 4,690 4,153,220
Series 2019-PREZ, Class E, 3.48%,
09/15/39 ............... 3,356 2,852,342
SHR Trust
(a)(c)
Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor
+ 1.95%), 5.62%, 10/15/41 ... 38,145 38,097,318
Series 2024-LXRY, Class D, (1-mo.
CME Term SOFR at 3.60% Floor
+ 3.60%), 7.27%, 10/15/41 ... 7,065 7,047,378
Series 2024-LXRY, Class E, (1-mo.
CME Term SOFR at 4.45% Floor
+ 4.45%), 8.12%, 10/15/41 ... 2,246 2,243,178
SLG Commercial Mortgage Trust
(a)(c)
Series 2026-PAT, Class A, 4.45%,
02/15/39 ............... 10,248 10,163,815
Series 2026-PAT, Class HRR,
8.41%, 02/15/39 .......... 17,000 16,705,187
SLG Office Trust
(a)(c)
Series 2026-OMA, Class A, 1.00%,
04/15/41 ............... 1,250 1,253,672
Series 2026-OMA, Class E, 1.00%,
04/15/41 ............... 2,750 2,755,371
Series 2026-OMA, Class F, 1.00%,
04/15/41 ............... 4,500 4,508,555
TCO Commercial Mortgage Trust,
Series 2024-DPM, Class D, (1-mo.
CME Term SOFR at 2.74% Floor +
2.74%), 6.41%, 12/15/39
(a)(c)
.... 1,101 1,099,624
Security
Par (000)
Par (000) Value
United States (continued)
THPT Mortgage Trust, Series 2023-
THL, Class A, 7.00%, 12/10/34
(a)(c)
USD 4,026 $ 4,054,284
TYSN Mortgage Trust, Series 2023-
CRNR, Class A, 6.58%, 12/10/33
(a)(c)
4,360 4,531,004
UNIV Trust
(a)(c)
Series 2025-APTS, Class A, (1-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.32%, 11/15/42 ... 10,568 10,530,879
Series 2025-APTS, Class B, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.25%), 5.92%, 11/15/42 ... 2,481 2,472,317
VCC Trust, Series 2025-MC1, Class A1,
8.16%, 05/25/55
(c)(g)
.......... 5,372 5,349,908
VEGAS, Series 2024-GCS, Class C,
6.22%, 07/10/36
(a)(c)
.......... 23,080 23,320,152
VEGAS Trust, Series 2024-GCS, Class
D, 6.22%, 07/10/36
(a)(c)
........ 21,161 21,053,629
Velocity Commercial Capital Loan
Trust
(c)
Series 2017-2, Class M3, 4.24%,
11/25/47
(a)
.............. 546 513,271
Series 2017-2, Class M4, 5.00%,
11/25/47
(a)
.............. 329 299,240
Series 2018-1, Class M2, 4.26%,
04/25/48 ............... 291 279,903
Series 2020-1, Class M1, 2.80%,
02/25/50
(a)
.............. 680 558,714
Series 2020-1, Class M2, 2.98%,
02/25/50
(a)
.............. 800 648,301
Series 2020-1, Class M3, 3.19%,
02/25/50
(a)
.............. 353 281,531
Series 2020-1, Class M4, 3.54%,
02/25/50
(a)
.............. 546 426,469
Series 2020-1, Class M5, 4.29%,
02/25/50
(a)
.............. 621 484,640
Series 2021-4, Class M4, 4.48%,
12/26/51
(a)
.............. 1,696 1,383,381
Series 2021-4, Class M6, 6.88%,
12/26/51
(a)
.............. 2,167 1,684,046
Series 2022-1, Class M4, 5.20%,
02/25/52
(a)
.............. 1,111 930,803
Series 2022-4, Class M2, 6.97%,
08/25/52
(a)
.............. 1,677 1,680,230
Series 2022-4, Class M3, 7.52%,
08/25/52
(a)
.............. 1,379 1,383,021
Series 2022-4, Class M4, 7.52%,
08/25/52
(a)
.............. 1,863 1,779,496
Series 2023-1, Class M5, 9.64%,
01/25/53
(a)
.............. 3,288 3,122,937
Series 2023-2, Class A, 6.22%,
05/25/53
(a)
.............. 3,625 3,623,548
Series 2024-1, Class M2, 7.23%,
01/25/54
(a)
.............. 977 989,434
Series 2024-1, Class M3, 8.44%,
01/25/54
(a)
.............. 969 993,542
Series 2024-5, Class A, 5.49%,
10/25/54 ............... 6,455 6,422,192
Series 2024-5, Class M2, 5.96%,
10/25/54 ............... 2,847 2,830,243
Series 2024-5, Class M3, 6.76%,
10/25/54 ............... 4,052 4,028,107
Series 2024-5, Class M4, 9.47%,
10/25/54 ............... 2,544 2,543,245
Series 2024-6, Class M2, 6.55%,
12/25/54
(a)
.............. 843 843,895

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-6, Class M3, 6.92%,
12/25/54
(a)
.............. USD 1,543 $ 1,545,520
Series 2024-6, Class M4, 9.67%,
12/25/54
(a)
.............. 2,285 2,301,783
Series 2025-1, Class M3, 7.33%,
02/25/55
(a)
.............. 3,895 3,927,488
Series 2025-1, Class M4, 10.15%,
02/25/55 ............... 1,348 1,358,444
Series 2025-3, Class M3, 7.38%,
06/25/55
(a)
.............. 3,624 3,650,990
Series 2025-4, Class M3, 6.31%,
09/25/55
(a)
.............. 1,812 1,778,512
Series 2025-4, Class M5, 10.07%,
09/25/55
(a)
.............. 1,664 1,513,415
Series 2025-5, Class M2, 6.31%,
12/25/55
(a)
.............. 818 815,803
Series 2025-5, Class M3, 6.70%,
12/25/55
(a)
.............. 3,519 3,467,687
Series 2025-5, Class M4, 9.19%,
12/25/55
(a)
.............. 994 979,803
Series 2025-P2, Class A, 5.46%,
10/25/55
(a)
.............. 18,574 18,405,508
Series 2025-P2, Class M1, 6.04%,
10/25/55
(a)
.............. 1,677 1,660,868
Series 2025-P2, Class M2, 6.56%,
10/25/55
(a)
.............. 1,874 1,854,196
Series 2025-P2, Class M3, 6.85%,
10/25/55
(a)
.............. 3,279 3,244,910
Series 2025-P2, Class M4, 9.45%,
10/25/55
(a)
.............. 1,949 1,928,827
Series 2025-P2, Class M5, 10.21%,
10/25/55
(a)
.............. 710 647,122
Series 2026-1, Class A, 5.10%,
02/25/56
(a)
.............. 8,276 8,160,206
VTR Commercial Mortgage Trust
(a)(c)
Series 2025-STEM, Class A, 4.70%,
10/13/39 ............... 17,487 17,323,535
Series 2025-STEM, Class D, 6.06%,
10/13/39 ............... 3,734 3,681,299
Wells Fargo Commercial Mortgage
Trust
(c)
Series 2018-1745, Class A, 3.75%,
06/15/36
(a)
.............. 1,022 963,136
Series 2019-C49, Class D, 3.00%,
03/15/52 ............... 988 808,113
Series 2021-FCMT, Class D, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.61%), 7.29%, 05/15/31
(a)
.. 750 749,347
Series 2024-1CHI, Class A, 4.95%,
07/15/35
(a)
.............. 5,640 5,664,035
Series 2024-BPRC, Class B, 6.22%,
07/15/43 ............... 10,322 10,549,788
Series 2024-BPRC, Class C, 6.43%,
07/15/43 ............... 6,236 6,248,282
Series 2024-BPRC, Class D, 7.08%,
07/15/43 ............... 2,520 2,520,615
Series 2024-BPRC, Class HRR,
9.56%, 07/15/43 .......... 8,400 8,232,454
WEST Trust
(a)(c)
Series 2025-ROSE, Class A, 5.28%,
04/10/35 ............... 4,758 4,777,848
Series 2025-ROSE, Class HRR,
8.98%, 04/10/35 .......... 14,000 14,053,978
WHARF Commercial Mortgage Trust
(a)(c)
Series 2025-DC, Class A, 4.99%,
07/15/40 ............... 10,430 10,662,431
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-DC, Class E, 7.21%,
07/15/40 ............... USD 6,082 $ 6,086,611
2,687,878,464
Interest Only Collateralized Mortgage Obligations — 0.1%
United States — 0.1%
(a)
Barclays Mortgage Loan Trust
(c)
Series 2023-NQM3, Class XS,
0.82%, 10/25/63 .......... 84,666 245,476
Series 2024-NQM1, Class XS,
2.45%, 01/25/64 .......... 57,015 1,212,829
Series 2024-NQM3, Class XS,
0.00%, 06/25/64 .......... 75,040 1,525,250
Series 2024-NQM4, Class XS,
0.00%, 12/26/64 .......... 97,042 3,271,756
Series 2025-NQM1, Class XS,
0.00%, 01/25/65 .......... 97,037 2,975,033
Series 2025-NQM2, Class XS2,
0.00%, 05/25/65 .......... 84,087 2,145,555
CSMC Trust
(c)
Series 2020-NQM1, Class AIOS,
0.42%, 05/25/65 .......... 2,989 33,888
Series 2020-NQM1, Class XS,
2.00%, 05/25/65 .......... 2,987 207,648
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
0.00%, 07/25/47 ............ 9,870 8,579
J.P. Morgan Mortgage Trust
(c)
Series 2021-INV5, Class A2X,
0.50%, 12/25/51 .......... 87,075 2,443,936
Series 2021-INV5, Class A5X,
0.50%, 12/25/51 .......... 12,649 355,024
Series 2021-INV5, Class AX1,
0.19%, 12/25/51 .......... 170,556 1,784,549
Series 2021-INV7, Class A2X,
0.50%, 02/25/52 .......... 54,060 1,538,466
Series 2021-INV7, Class A3X,
0.50%, 02/25/52 .......... 30,265 538,133
Series 2021-INV7, Class A4X,
0.50%, 02/25/52 .......... 15,746 653,842
Series 2021-INV7, Class A5X,
0.50%, 02/25/52 .......... 5,887 167,524
Series 2021-INV7, Class AX1,
0.27%, 02/25/52 .......... 105,958 1,598,816
Reperforming Loan REMIC Trust,
Series 2005-R3, Class AS, 2.03%,
09/25/35
(c)
................ 784 29,714
Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7, 1.96%,
02/25/38
(c)
................ 29,790 6,299,836
27,035,854
Interest Only Commercial Mortgage-Backed Securities — 0.1%
United States — 0.1%
245 Park Avenue Trust, Series 2017-
245P, Class XA, 0.15%, 06/05/37
(a)(c)
25,000 42,975
BANK, Series 2019-BN20, Class XB,
0.36%, 09/15/62
(a)
........... 86,048 1,003,208
Bank of America Merrill Lynch
Commercial Mortgage Trust, Series
2017-BNK3, Class XB, 0.59%,
02/15/50
(a)
................ 31,555 108,846
BBCMS Mortgage Trust, Series 2020-
C7, Class XB, 0.97%, 04/15/53
(a)
. 2,706 97,021

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
BBCMS Trust
(a)(c)
Series 2015-SRCH, Class XA,
0.82%, 08/10/35 .......... USD 60,853 $ 443,972
Series 2015-SRCH, Class XB,
0.20%, 08/10/35 .......... 42,790 90,213
Benchmark Mortgage Trust
(a)
Series 2019-B9, Class XA, 1.00%,
03/15/52 ............... 29,327 667,149
Series 2020-B17, Class XB, 0.52%,
03/15/53 ............... 13,340 215,925
Series 2021-B23, Class XA, 1.25%,
02/15/54 ............... 47,207 2,030,690
BMO Mortgage Trust, Series 2023-C5,
Class XA, 0.73%, 06/15/56
(a)
.... 27,596 1,077,715
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class XB, 0.57%,
05/10/58
(a)
................ 18,700 290
Commercial Mortgage Trust, Series
2018-COR3, Class XD, 1.75%,
05/10/51
(a)(c)
............... 8,680 264,617
CSAIL Commercial Mortgage Trust
(a)
Series 2017-CX10, Class XB,
0.23%, 11/15/50 .......... 32,800 151,775
Series 2019-C16, Class XA, 1.53%,
06/15/52 ............... 64,831 2,496,822
Series 2019-C17, Class XA, 1.31%,
09/15/52 ............... 25,024 837,178
Series 2019-C17, Class XB, 0.52%,
09/15/52 ............... 41,829 644,308
CSMC OA LLC, Series 2014-USA,
Class X2, 0.04%, 09/15/37
(a)(c)
... 598,765 5,988
DBGS Mortgage Trust, Series 2019-
1735, Class X, 0.29%, 04/10/37
(a)(c)
52,590 432,238
DBJPM Mortgage Trust, Series 2017-
C6, Class XD, 1.00%, 06/10/50
(a)(c)
15,440 151,056
ELM Trust
(a)(c)
Series 2024-ELM, Class XP10,
0.22%, 06/10/39 .......... 98,981 38,961
Series 2024-ELM, Class XP15,
1.46%, 06/10/39 .......... 90,365 236,620
GS Mortgage Securities Trust
(a)
Series 2019-GSA1, Class XA,
0.80%, 11/10/52 .......... 15,450 360,745
Series 2020-GSA2, Class XA,
1.65%, 12/12/53
(c)
......... 30,035 1,736,049
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(c)
Series 2016-JP3, Class XC, 0.75%,
08/15/49 ............... 37,589 49,298
Series 2024-IGLG, Class X, 0.01%,
11/09/39 ............... 218,000 28,493
JPMBB Commercial Mortgage
Securities Trust
(a)
Series 2014-C22, Class XA, 0.40%,
09/15/47 ............... 322 3
Series 2015-C27, Class XD, 0.50%,
02/15/48
(c)
.............. 31,775 160,068
JPMDB Commercial Mortgage
Securities Trust, Series 2016-C4,
Class XC, 0.75%, 12/15/49
(a)(c)
... 14,670 38,099
Ladder Capital Commercial Mortgage
Mortgage Trust, Series 2013-GCP,
Class XA, 1.13%, 02/15/36
(a)(c)
... 5,514 117,236
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class X, 0.87%,
03/10/50
(a)(c)
............... 5,957 23,522
Security
Par (000)
Par (000) Value
United States (continued)
MCR Mortgage Trust, Series 2024-
TWA, Class XA, 0.92%, 06/12/39
(c)
USD 32,439 $ 193,898
Morgan Stanley Bank of America Merrill
Lynch Trust
(a)(c)
Series 2014-C19, Class XD, 1.06%,
12/15/47 ............... 37,464 375
Series 2014-C19, Class XF, 1.06%,
12/15/47 ............... 13,486 150,999
Series 2015-C21, Class XB, 0.10%,
03/15/48 ............... 10,197 102
Series 2015-C26, Class XD, 1.61%,
10/15/48 ............... 8,443 351
Morgan Stanley Capital I Trust
(a)
Series 2017-H1, Class XD, 2.12%,
06/15/50
(c)
.............. 8,870 197,737
Series 2019-H6, Class XB, 0.72%,
06/15/52 ............... 53,695 1,129,936
Series 2019-L2, Class XA, 0.97%,
03/15/52 ............... 20,512 486,583
MSWF Commercial Mortgage Trust,
Series 2023-2, Class XA, 0.92%,
12/15/56
(a)
................ 104,638 5,642,413
Olympic Tower Mortgage Trust,
Series 2017-OT, Class XA, 0.38%,
05/10/39
(a)(c)
............... 99,000 257,351
One Market Plaza Trust
(a)(c)
Series 2017-1MKT, Class XCP,
0.00%, 02/10/32 .......... 126,326 393,316
Series 2017-1MKT, Class XNCP,
0.09%, 02/10/32 .......... 25,265 66,081
UBS Commercial Mortgage Trust
(a)
Series 2019-C17, Class XA, 1.44%,
10/15/52 ............... 38,663 1,578,684
Series 2019-C18, Class XA, 0.98%,
12/15/52 ............... 65,227 1,685,804
Wells Fargo Commercial Mortgage
Trust
(a)
Series 2016-BNK1, Class XD,
1.41%, 08/15/49
(c)
......... 9,764 51,550
Series 2019-C50, Class XA, 1.39%,
05/15/52 ............... 46,638 1,485,229
Series 2021-C59, Class XA, 1.48%,
04/15/54 ............... 36,889 1,964,895
Series 2024-BPRC, Class X, 0.09%,
07/15/43
(c)
.............. 67,308 540,840
29,377,224
Total Non-Agency Mortgage-Backed Securities — 14.1%
(Cost: $6,596,628,872) ........................... 6,533,270,525
Preferred Securities
Capital Trusts — 3.7%
Austria — 0.1%
(b)
Lenzing AG
(3-Year EURIBOR ICE Swap Rate +
12.11%), 9.00%
(a)(b)(q)
....... EUR 28,200 32,179,384
Belgium — 0.0%
Ageas SA/NV , (5-Year EURIBOR ICE
Swap Rate + 3.04%), 5.88%
(a)(b)(q)
. 1,800 2,015,513

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Canada — 0.0%
(a)
Bell Telephone Co. of Canada or Bell
Canada
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.39%), 6.88%, 09/15/55 .... USD 1,510 $ 1,527,111
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.36%), 7.00%, 09/15/55 .... 1,961 2,007,121
TELUS Corp.
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.69%), 6.38%, 06/09/56 .... 221 218,787
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity
+ 2.77%), 6.63%, 10/15/55 -
06/09/56 ............... 4,831 4,777,406
8,530,425
Chile — 0.1%
AES Andes SA , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.84%), 8.15%, 06/10/55
(a)
(c)
...................... 9,576 10,038,042
Denmark — 0.0%
(b)
Orsted A/S
(a)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.14%),
2.50%, 02/18/3021
(b)
....... GBP 4,754 4,767,449
(5-Year EURIBOR ICE Swap Rate +
2.59%), 5.13%, 03/14/3024
(b)
.. EUR 2,982 3,446,128
8,213,577
France — 0.5%
(a)(q)
Agence France Locale , (5-Year
EURIBOR ICE Swap Rate + 4.93%),
7.00%
(b)(c)
................. 10,100 13,103,974
Air France-KLM , (5-Year EURIBOR ICE
Swap Rate + 3.58%), 5.75%
(b)
... 1,500 1,686,931
BNP Paribas Cardif SA , (5-Year
EURIBOR ICE Swap Rate + 3.37%),
6.00%
(b)
.................. 48,100 53,785,333
BNP Paribas SA
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.20%), 4.63%
(c)
.......... USD 1,754 1,727,103
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.90%), 7.75%
(b)
.......... 4,000 4,125,952
Electricite de France SA
(5-Year EURIBOR ICE Swap Rate +
3.37%), 2.88%
(b)
.......... EUR 18,800 21,538,404
(5-Year EURIBOR ICE Swap Rate +
2.07%), 4.38%
(b)
.......... 18,800 21,063,478
(5-Year EURIBOR ICE Swap Rate +
2.94%), 5.13%
(b)
.......... 2,600 3,030,626
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.78%),
7.38%
(b)
................ GBP 7,200 9,594,821
(5-Year EUR Swap Annual + 4.86%),
7.50%
(b)
................ EUR 33,600 41,468,068
RCI Banque SA , (5-Year EURIBOR ICE
Swap Rate + 3.84%), 6.13%
(b)
... 2,000 2,265,986
TotalEnergies SE, Series NC7 , (5-Year
EUR Swap Annual + 1.99%),
1.63%
(b)
.................. 55,129 61,401,838
Security
Par (000)
Par (000) Value
France (continued)
Unibail-Rodamco-Westfield SE , (5-Year
EURIBOR ICE Swap Rate + 2.43%),
4.75%
(b)
.................. EUR 5,700 $ 6,517,187
Veolia Environnement SA
(5-Year EUR Swap Annual + 2.08%),
2.00%
(b)
................ 29,900 33,449,796
(5-Year EUR Swap Annual + 2.82%),
5.99%
(b)
................ 5,800 6,974,974
281,734,471
Germany — 0.4%
(a)
Aroundtown Finance SARL
(q)
(5-Year EURIBOR ICE Swap Rate +
3.04%), 5.13%
(b)
.......... 10,917 11,382,441
(5-Year EURIBOR ICE Swap Rate +
3.43%), 5.25%
(b)
.......... 27,060 28,461,240
Bayer AG
(5-Year EUR Swap Annual + 3.11%),
3.13%, 11/12/79
(b)
......... 8,200 9,276,248
(5-Year EUR Swap Annual + 3.75%),
4.50%, 03/25/82
(b)
......... 5,500 6,334,389
(5-Year EUR Swap Annual + 4.46%),
5.38%, 03/25/82
(b)
......... 7,100 8,166,449
Series NC5, (5-Year EUR
Swap Annual + 3.43%),
6.63%, 09/25/83
(b)
......... 30,800 36,928,143
(5-Year EUR Swap Annual + 3.90%),
7.00%, 09/25/83
(b)
......... 15,600 19,115,236
Deutsche Bank AG
(q)
(5-Year EURIBOR ICE Swap Rate +
4.55%), 4.50%
(b)
.......... 1,200 1,367,989
(5-Year EURIBOR ICE Swap Rate +
4.75%), 4.63%
(b)
.......... 11,000 12,292,450
(5-Year EURIBOR ICE Swap Rate +
4.04%), 6.75%
(b)
.......... 5,800 6,611,751
(5-Year EURIBOR ICE Swap Rate +
4.60%), 7.13%
(b)
.......... 6,000 7,052,747
(5-Year EURIBOR ICE Swap Rate +
5.11%), 7.38%
(b)
.......... 6,400 7,658,865
(5-Year EURIBOR ICE Swap Rate +
5.26%), 8.13%
(b)
.......... 4,200 5,097,818
Deutsche Lufthansa AG , (5-Year
EURIBOR ICE Swap Rate + 2.86%),
5.25%, 01/15/55
(b)
........... 2,200 2,489,686
Grand City Properties SA , (5-Year
EURIBOR ICE Swap Rate + 2.18%),
1.50%
(b)(q)
................. 6,700 7,587,881
Volkswagen International Finance NV ,
(EUAMDB08 + 3.49%), 5.99%
(b)(q)
. 18,700 21,603,696
Wintershall Dea Finance 2 BV , (5-Year
EURIBOR ICE Swap Rate + 3.94%),
6.12%
(b)(q)
................. 6,971 8,142,557
199,569,586
Greece — 0.0%
(a)(b)(q)
Eurobank SA , (5-Year EURIBOR ICE
Swap Rate + 3.79%), 6.25% .... 5,425 5,971,309
National Bank of Greece SA , (5-Year
EURIBOR ICE Swap Rate + 3.32%),
5.80% ................... 3,275 3,612,325
9,583,634

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hong Kong — 0.1%
Cas Capital No. 2 Ltd. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.53%), 6.25%
(a)
(b)(q)
..................... USD 1,666 $ 1,638,678
Elect Global Investments Ltd., 4.85%
(b)
(q)
...................... 4,026 3,009,435
FWD Group Holdings Ltd.
5.84%, 09/22/35
(c)
........... 11,901 11,765,091
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.08%), 6.68%
(a)(b)(q)
........ 5,215 5,170,516
Nan Fung Treasury III Ltd., 5.00%
(b)(q)
3,125 2,378,906
Peak RE Bvi Holding Ltd. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 5.63%
(a)
(b)(q)
..................... 6,380 6,236,450
30,199,076
India — 0.1%
(a)(b)(q)
Axis Bank Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.32%), 4.10% ...... 15,000 14,812,500
HDFC Bank Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.93%), 3.70% ...... 15,000 14,765,850
29,578,350
Indonesia — 0.0%
Bank Negara Indonesia Persero Tbk.
PT , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.47%), 4.30%
(a)(b)(q)
.......... 13,000 12,561,250
Ireland — 0.0%
AIB Group plc , (5-Year EURIBOR ICE
Swap Rate + 3.71%), 6.00%
(a)(b)(q)
. EUR 2,800 3,221,994
Italy — 0.3%
(a)(q)
BPER Banca SpA , (5-Year EURIBOR
ICE Swap Rate + 4.35%), 6.50%
(b)
3,749 4,352,127
Enel SpA
Series 6.5Y, (5-Year EUR Swap
Annual + 1.72%), 1.38%
(b)
.... 34,602 38,614,929
(5-Year EUR Swap Annual + 2.68%),
2.25%
(b)
................ 14,356 16,393,281
(5-Year EURIBOR ICE Swap Rate +
1.82%), 4.50%
(b)
.......... 1,850 2,025,156
Eni SpA
Series NC6, (5-Year EUR Swap
Annual + 2.20%), 2.00%
(b)
.... 4,427 5,026,105
(5-Year EURIBOR ICE Swap Rate +
1.64%), 4.13%
(b)
.......... 5,940 6,608,284
(5-Year EUR Swap Annual + 2.40%),
4.88%
(b)
................ 4,225 4,838,327
Intesa Sanpaolo SpA , (5-Year EUR
Swap Annual + 7.19%), 7.75%
(b)
.. 13,500 15,924,481
Unipol Assicurazioni SpA , (5-Year EUR
Swap Annual + 6.74%), 6.38%
(b)
.. 4,200 4,936,184
98,718,874
Japan — 0.1%
(a)(q)
Nomura Holdings, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.08%), 7.00% USD 1,000 1,006,763
Rakuten Group, Inc.
(5-Year EUR Swap Annual + 4.74%),
4.25%
(b)
................ EUR 27,126 30,400,877
Security
Par (000)
Par (000) Value
Japan (continued)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.58%), 5.13%
(b)
.......... USD 3,000 $ 2,992,801
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.25%), 8.13%
(c)
.......... 7,751 7,686,811
Sumitomo Mitsui Financial Group, Inc. ,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.90%), 6.45% ............. 7,700 7,496,600
49,583,852
Kuwait — 0.0%
NBK Tier 1 Ltd. , (6-Year USD Constant
Maturity + 2.88%), 3.63%
(a)(b)(q)
... 5,000 4,900,000
Luxembourg — 0.0%
(b)
Vivion Investments SARL
(5-Year EURIBOR ICE Swap Rate +
6.16%), 8.13%
(a)(b)(q)
........ EUR 3,100 2,998,578
Mexico — 0.0%
(a)(c)(q)
Banco Mercantil del Norte SA , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.07%),
8.38% ................... USD 1,104 1,139,328
Cemex SAB de CV , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.52%), 7.20% 820 832,397
1,971,725
Netherlands — 0.0%
(b)(q)
Cooperatieve Rabobank UA, 6.50%
(g)
EUR 4,901 6,269,325
NN Group NV , (5-Year EURIBOR ICE
Swap Rate + 3.45%), 5.75%
(a)
... 2,850 3,204,676
9,474,001
Norway — 0.0%
Var Energi ASA , (5-Year EURIBOR
ICE Swap Rate + 4.77%),
7.86%, 11/15/83
(a)(b)
.......... 8,793 10,961,796
Portugal — 0.1%
(b)
EDP SA
(a)
Series NC5., (5-Year EUR
Swap Annual + 1.89%),
1.50%, 03/14/82
(b)
......... 37,700 42,732,898
(5-Year EURIBOR ICE Swap Rate +
1.92%), 4.38%, 12/02/55
(b)
... 3,000 3,331,992
(5-Year EUR Swap Annual + 3.18%),
5.94%, 04/23/83
(b)
......... 1,200 1,431,932
47,496,822
Qatar — 0.0%
QIC Cayman Ltd. , (6-Year USD
Constant Maturity + 2.20%), 6.15%
(a)
(b)(q)
..................... USD 15,000 14,374,200
Singapore — 0.1%
Frasers Centrepoint Trust , (SDSOA5 +
2.22%), 3.98%
(a)(b)(q)
.......... SGD 8,000 6,300,070
Keppel REIT , (SDSOA3 + 2.23%),
3.78%
(a)(b)(q)
................ 12,500 9,790,387
Lendlease Asia Treasury Pte. Ltd. ,
(SDSOA5 + 4.46%), 3.90%
(a)(b)(q)
.. 3,500 2,688,224
Suntec REIT
(SDSOA5 + 2.66%), 4.48%
(a)(b)(q)
.. 10,500 8,370,926

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Singapore (continued)
United Overseas Bank Ltd. , (SDSOA7 +
0.94%), 3.00%
(a)(b)(q)
.......... SGD 22,750 $ 17,672,523
44,822,130
Spain — 0.6%
(a)(q)
Banco de Sabadell SA , (5-Year EUR
Swap Annual + 6.83%), 9.38%
(b)
.. EUR 23,400 29,413,493
CaixaBank SA
(5-Year EUR Swap Annual + 6.35%),
5.88%
(b)
................ 8,000 9,342,597
(5-Year EURIBOR ICE Swap Rate +
3.94%), 6.25%
(b)
.......... 3,400 3,998,282
Iberdrola Finanzas SA , (5-Year EUR
Swap Annual + 1.68%), 1.58%
(b)
.. 17,800 19,909,071
Iberdrola International BV
Series NC6, (5-Year EUR Swap
Annual + 1.83%), 1.45%
(b)
.... 40,500 46,065,554
Series NC5, (5-Year EUR Swap
Annual + 2.32%), 1.87%
(b)
.... 6,500 7,489,735
Repsol International Finance BV , (5-
Year EUR Swap Annual + 2.77%),
2.50%
(b)
.................. 60,763 69,402,399
Telefonica Emisiones SA
(5-Year EURIBOR ICE Swap Rate +
1.84%), 4.38%
(b)
.......... 3,300 3,684,230
(EUAMDB08 + 2.13%), 4.88%
(b)
.. 4,500 4,940,711
Telefonica Europe BV
(7-Year EUR Swap Annual + 2.66%),
2.50%
(b)
................ 2,200 2,517,406
(6-Year EUR Swap Annual + 2.87%),
2.88%
(b)
................ 1,200 1,347,214
(EUAMDB08 + 3.12%), 5.75%
(b)
.. 4,900 5,787,948
(7-Year EUR Swap Annual + 3.35%),
6.14%
(b)
................ 7,700 9,243,603
213,142,243
Sweden — 0.1%
Heimstaden Bostad AB , (5-Year EUR
Swap Annual + 3.15%), 2.63%
(a)(b)(q)
13,277 14,852,482
Switzerland — 0.0%
UBS Group AG
(a)(q)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.40%), 4.88%
(c)
.......... USD 1,833 1,809,939
(ADSWAP5 + 2.60%), 7.13%
(b)
... AUD 11,997 8,025,368
9,835,307
Taiwan — 0.0%
Shin Kong Life Singapore Pte. Ltd.,
6.95%, 06/26/35
(b)
........... USD 6,000 6,225,300
Thailand — 0.0%
(a)(q)
GC Treasury Center Co. Ltd.
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.82%), 6.50%
(b)
.......... 14,870 14,398,621
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.16%), 7.13%
(b)
.......... 10,670 10,334,962
Thaioil Treasury Center Co. Ltd. , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.38%),
6.10%
(b)
.................. 9,290 8,942,141
33,675,724
Security
Par (000)
Par (000) Value
United Arab Emirates — 0.0%
Emirates NBD Bank PJSC , (6-Year
USD Constant Maturity + 3.16%),
4.25%
(a)(b)(q)
................ USD 4,000 $ 3,869,360
United Kingdom — 0.6%
(a)
Barclays Bank plc , (3-mo. SOFR +
1.81%), 6.28%
(q)
............ 4,000 4,125,000
Barclays plc
(q)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.41%), 4.38% ........... 1,754 1,663,153
(5-Year EURIBOR ICE Swap Rate +
3.56%), 6.13%
(b)
.......... EUR 6,558 7,239,022
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 6.96%),
8.88%
(b)
................ GBP 4,761 6,478,106
(5-year SONIA Mid-Swaps Rate +
5.64%), 9.25% ........... 14,825 20,652,545
British American Tobacco plc , (5-Year
EURIBOR ICE Swap Rate + 1.96%),
4.20%
(b)(q)
................. EUR 10,649 12,028,379
British Telecommunications plc
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.99%), 4.25%, 11/23/81
(c)
... USD 3,252 3,210,178
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.99%), 4.25%, 11/23/81
(b)
... 25,562 25,233,260
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.49%), 4.88%, 11/23/81
(c)
... 3,628 3,458,397
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.82%),
8.38%, 12/20/83
(b)
......... GBP 18,789 26,093,369
Centrica plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%, 05/21/55
(b)
..... 7,105 9,427,689
Direct Line Insurance Group plc ,
(BPSWS5 + 3.39%), 4.75%
(b)(q)
.. 12,157 15,695,413
HSBC Holdings plc , (SDSOA5 +
2.24%), 5.25%
(b)(q)
........... SGD 9,750 7,735,086
Lloyds Banking Group plc , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.44%), 7.50%
(q)
..... GBP 545 716,882
Nationwide Building Society
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.85%),
7.50%
(b)(q)
............... 7,738 10,257,359
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.59%),
7.88%
(b)(q)
............... 1,100 1,462,934
10.25%, 12/31/79
(b)
.......... 2,500 4,202,430
NatWest Group plc , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.29%), 7.50%
(q)
..... 4,089 5,379,592
SSE plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
3.76%), 3.74%
(b)(q)
........... 13,600 17,979,833
Standard Chartered plc
(q)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.81%), 4.75%
(b)
.......... USD 3,377 3,084,923
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.87%), 7.00%
(c)
.......... 10,000 9,795,700

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Vodafone Group plc
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.77%), 4.13%, 06/04/81 .... USD 10,023 $ 9,174,171
(5-Year USD Swap Semi + 4.87%),
7.00%, 04/04/79 .......... 3,061 3,148,411
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.84%),
8.00%, 08/30/86
(b)
......... GBP 1,452 2,010,900
210,252,732
United States — 0.5%
(a)
AES Corp. (The) , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.89%), 6.95%, 07/15/55 USD 6,100 5,691,175
American National Group, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.18%),
7.00%, 12/01/55 ............ 2,535 2,403,996
Aptiv Swiss Holdings Ltd. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.39%),
6.88%, 12/15/54 ............ 943 951,787
Bank of New York Mellon Corp. (The),
Series M , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 2.03%), 5.63%
(q)
........... 1,000 979,310
BP Capital Markets plc
(q)
(5-Year EUR Swap Annual + 3.52%),
3.25%
(b)
................ EUR 92,149 106,366,632
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.89%),
4.25%
(b)
................ GBP 15,100 19,703,472
Citigroup, Inc.
(q)
Series GG, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.89%), 6.88% .... USD 1,000 1,007,058
Series FF, (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.73%), 6.95% .... 1,000 1,007,426
CMS Energy Corp. , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 1.96%),
6.50%, 06/01/55 ............ 9,408 9,577,673
CVS Health Corp.
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.52%), 6.75%, 12/10/54 .... 664 672,329
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.89%), 7.00%, 03/10/55 .... 3,699 3,812,145
DENTSPLY SIRONA, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.38%),
8.38%, 09/12/55 ............ 1,864 1,820,251
Edison International
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.66%), 7.88%, 06/15/54 .... 1,460 1,495,614
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.86%), 8.13%, 06/15/53 .... 2,319 2,360,992
Energy Transfer LP
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.68%), 6.50%, 02/15/56 .... 3,052 3,015,312
Security
Par (000)
Par (000) Value
United States (continued)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.48%), 6.75%, 02/15/56 .... USD 854 $ 849,343
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.83%), 7.13%, 10/01/54 .... 794 806,440
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.02%), 8.00%, 05/15/54 .... 287 300,602
EUSHI Finance, Inc. , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 2.51%),
6.25%, 04/01/56 ............ 754 740,165
FMC Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 4.37%), 8.45%, 11/01/55 ..... 9,259 5,961,497
Global Atlantic Fin Co. , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 3.61%),
7.95%, 10/15/54
(c)
........... 1,335 1,285,421
Goldman Sachs Group, Inc. (The) , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.46%),
6.85%
(q)
.................. 1,000 1,019,313
HA Sustainable Infrastructure Capital,
Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 4.30%), 8.00%, 06/01/56 ..... 1,800 1,862,608
JPMorgan Chase & Co., Series OO , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.15%),
6.50%
(q)
.................. 1,000 1,026,135
NextEra Energy Capital Holdings, Inc. ,
(5-Year EURIBOR ICE Swap Rate +
1.59%), 4.00%, 05/15/56 ....... EUR 38,600 42,956,733
PacifiCorp
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.29%), 7.13%, 08/15/56 .... USD 1,020 963,572
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.32%), 7.38%, 09/15/55 .... 2,911 2,781,574
Paramount Global , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 4.00%), 6.38%, 03/30/62 4,555 3,325,150
PG&E Corp.
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.23%), 6.85%, 09/15/56 .... 352 347,821
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.88%), 7.38%, 03/15/55 .... 5,445 5,479,927
Stellantis NV
(q)
(5-Year EURIBOR ICE Swap Rate +
3.77%), 6.25%
(b)
.......... EUR 29,971 33,065,307
(5-Year EURIBOR ICE Swap Rate +
4.24%), 6.88%
(b)
.......... 11,700 12,747,938
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.08%),
8.25%
(b)
................ GBP 11,050 13,977,155
Sunoco LP , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 4.23%), 7.88%
(c)(q)
.......... USD 6,623 6,762,255

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Venture Global LNG, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(c)
(q)
...................... USD 6,997 $ 6,969,335
Wells Fargo & Co., Series GG , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 2.34%),
6.13%
(q)
.................. 1,000 1,003,764
305,097,227
Total Capital Trusts — 3.7%
(Cost: $1,671,632,051) ........................... 1,709,677,655
Shares
Shares
Preferred Stocks — 1.4%
Brazil — 0.1%
(d)
Azul SA .................... 104,983 682,390
Neon Payments Ltd.
(f)
........... 28,089 11,950,465
12,632,855
China — 0.2%
ByteDance Ltd., Series E-1, (Acquired
11/11/20, cost $32,477,349)
(d)(f)(m)
. 296,396 85,667,336
Finland — 0.0%
Aiven OY, Series D
(d)(f)
........... 169,258 8,412,123
Germany — 0.0%
Draegerwerk AG & Co. KGaA ..... 30,094 3,203,013
Volocopter GmbH, (Acquired 03/03/21,
cost $11,751,352)
(d)(f)(m)
........ 2,211 —
3,203,013
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost
$5,952,131)
(d)(f)(m)
............ 50,461 —
United Kingdom — 0.0%
10x Future Technologies Services Ltd.,
Series D, (Acquired 12/19/23, cost
$16,122,169)
(d)(f)(m)
........... 425,677 1,487,445
United States — 1.1%
(d)
Anduril Engineering LLC, Series F
(f)
. 688,766 45,479,219
Anduril Investors LLC, Series G
(f)
... 176,206 11,634,882
Anthropic PBC, Series F, (Acquired
08/18/25, cost $36,911,802)
(f)(m)
.. 261,846 67,853,830
Breeze Aviation Group, Inc., Series
B, (Acquired 07/30/21, cost
$7,738,156)
(f)(m)
............. 14,327 1,763,940
Bright Machines, Inc., Series C
(f)
.... 1,958,349 411,253
Bright Machines, Inc., Series C-1
(f)
.. 4,079,305 326,345
Cap Hill Brands, Class E
(f)
........ 13,277,076 133
Clarify Health Solutions, Inc.
(f)
..... 1,542,267 3,686,018
CoreWeave, Inc., 10.00%, (10.00%
Cash or 10.00% PIK)
(o)
........ 20,264,000 19,250,800
Crescent Midstream Operating LLC
(f)(l)
11,350,000 13,279,500
Davidson Homes, Inc., 12.00%,
(12.00% Cash or 12.00% PIK)
(o)
.. 77,385 85,341,726
Dream Finders Homes, Inc.
(Preference), 9.00%
(q)
......... 58,891 58,375,704
EXO Capital Technologies, Inc.,
Series D, (Acquired 08/14/24, cost
$284,712)
(f)(m)
.............. 466,497 345,208
Fluidstack CS I, Inc., Series A
(f)
.... 190,539 14,117,429
Security
Shares
Shares Value
United States (continued)
HawkEye 360, Inc., Series D1
(f)
.... 1,684,066 $ 37,975,688
HNG Hospitality offshore LP, (Acquired
02/16/24, cost $26,198,000)
(f)(m)
.. 26,198,000 15,718,800
JumpCloud, Inc., Series E-1, (Acquired
10/30/20, cost $8,237,574)
(f)(m)
... 4,516,957 8,266,031
JumpCloud, Inc., Series F, (Acquired
09/03/21, cost $1,779,219)
(f)(m)
... 297,096 724,914
Lessen Holdings, Inc., Series B
(f)
... 542,406 5
Lessen Holdings, Inc., Series BX
(f)
.. 1,460,424 15
Loadsmart, Inc., Series C, (Acquired
10/05/20, cost $7,500,000)
(f)(m)
... 877,193 5,631,579
Loadsmart, Inc., Series D, (Acquired
01/27/22, cost $2,351,580)
(f)(m)
... 117,579 1,156,977
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $4,357,643)
(f)(m)
... 6,343 —
Noodle, Inc., Series C, (Acquired
08/26/21, cost $7,700,677)
(f)(m)
... 862,850 9
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $3,512,029)
(f)(m)
... 133,913 5,537,302
RapidSOS, Inc., Series C-1
(f)
...... 10,953,097 11,610,283
RSA Security LLC, Class A
(f)
...... 524,037 5
RSA Security LLC, Class B
(f)
...... 1,572,110 16
SCI PH Parent, Inc., (Acquired
02/10/23, cost $7,993,000),
12.50%
(a)(m)
................ 7,993 10,866,643
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $2,440,004)
(f)(m)
... 162,454 1,421,472
True Anomaly, Inc., Series D
(f)
..... 1,263,669 33,079,999
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$7,831,305)
(f)(m)
............. 1,312,920 6,315,145
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$1,066,003)
(f)(m)
............. 160,843 794,565
Verge Genomics
(f)
............. 1,583,866 253,419
Veritas Newco
(f)
............... 77,944 1,480,938
Veritas Newco, Series G-1
(f)
....... 53,806 1,022,319
Versa Networks, Inc., Series
E, (Acquired 10/14/22, cost
$27,065,882), 12.00%, (12.00%
Cash or 12.00% PIK)
(m)(o)
....... 9,274,836 49,620,373
513,342,484
Total Preferred Stocks — 1.4%
(Cost: $594,436,946) ............................. 624,745,256
Trust Preferreds — 0.0%
United States — 0.0%
Boeing Co. (The), 6.00%, 10/15/27
(p)
. 80,550 5,226,084
Total Trust Preferreds — 0.0%
(Cost: $4,027,500) .............................. 5,226,084
Total Preferred Securities — 5.1%
(Cost: $2,270,096,497) ........................... 2,339,648,995

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
Federal National Mortgage Association,
Series T, 8.25%
(f)(q)
........... USD 1,500 $ 15,000,000
Tennessee Valley Authority,
5.25%, 02/01/55 ............ 33,500 32,981,134
47,981,134
Collateralized Mortgage Obligations — 3.5%
(a)
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer Trust
Variable Rate Notes, Series 2018-1,
Class BX, 3.43%, 05/25/57 ..... 1,372 583,971
Federal Home Loan Mortgage Corp.
Variable Rate Notes
Class FH, (SOFR 30 day Average
at 1.50% Floor and 6.50% Cap
+ 1.50%), 5.16% ,  06/25/55 . 14,259 14,413,457
Series 413, Class F26, (SOFR 30
day Average at 1.20% Floor
and 7.00% Cap + 1.20%),
4.86% ,  05/25/54 ........ 30,908 31,162,066
Series 5386, Class FD, (SOFR
30 day Average at 1.25%
Floor and 7.00% Cap +
1.25%), 4.91% ,  03/25/54 .. 15,752 15,902,036
Series 5424, Class FA, (SOFR 30
day Average at 1.20% Floor
and 7.00% Cap + 1.20%),
4.86% ,  06/25/54 ........ 33,990 34,268,683
Series 5448, Class CF, (SOFR 30
day Average at 1.00% Floor
and 7.00% Cap + 1.00%),
4.66% ,  09/25/54 ........ 57,739 57,906,760
Series 5458, Class DF, (SOFR 30
day Average at 1.10% Floor
and 6.50% Cap + 1.10%),
4.76% ,  10/25/54 ........ 38,559 38,675,944
Series 5458, Class FB, (SOFR 30
day Average at 1.15% Floor
and 6.50% Cap + 1.15%),
4.81% ,  10/25/54 ........ 73,275 73,557,054
Series 5467, Class FC, (SOFR
30 day Average at 1.06%
Floor and 6.50% Cap +
1.06%), 4.72% ,  10/25/54 .. 67,126 67,288,589
Series 5468, Class WF, (SOFR
30 day Average at 1.10%
Floor and 6.50% Cap +
1.10%), 4.76% ,  11/25/54 .. 16,735 16,785,421
Series 5469, Class F, (SOFR 30
day Average at 1.10% Floor
and 6.50% Cap + 1.10%),
4.76% ,  09/25/54 ........ 16,771 16,821,459
Series 5470, Class AF, (SOFR 30
day Average at 1.10% Floor
and 6.50% Cap + 1.10%),
4.76% ,  11/25/54 ........ 22,926 22,997,193
Series 5478, Class FD, (SOFR
30 day Average at 1.40%
Floor and 6.50% Cap +
1.40%), 5.06% ,  02/25/54 .. 9,910 9,985,983
Series 5478, Class FH, (SOFR
30 day Average at 1.45%
Floor and 6.50% Cap +
1.45%), 5.11% ,  04/25/54 .. 34,072 34,365,451
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 5479, Class FB, (SOFR 30
day Average at 1.40% Floor
and 6.50% Cap + 1.40%),
5.06% ,  12/25/54 ........ USD 8,226 $ 8,288,833
Series 5480, Class FA, (SOFR 30
day Average at 1.45% Floor
and 6.50% Cap + 1.45%),
5.11% ,  03/25/54 ........ 32,995 33,278,805
Series 5482, Class FB, (SOFR 30
day Average at 1.50% Floor
and 6.50% Cap + 1.50%),
5.16% ,  12/25/54 ........ 18,114 18,308,889
Series 5500, Class DF, (SOFR 30
day Average at 1.35% Floor
and 6.50% Cap + 1.35%),
5.01% ,  10/25/54 ........ 12,891 12,989,333
Series 5502, Class EF, (SOFR 30
day Average at 1.40% Floor
and 6.50% Cap + 1.40%),
5.06% ,  02/25/55 ........ 10,262 10,349,253
Series 5503, Class FB, (SOFR 30
day Average at 1.35% Floor
and 6.50% Cap + 1.35%),
5.01% ,  02/25/55 ........ 11,241 11,320,345
Series 5505, Class FB, (SOFR 30
day Average at 1.50% Floor
and 6.50% Cap + 1.50%),
5.16% ,  02/25/55 ........ 25,979 26,233,601
Series 5505, Class JF, (SOFR 30
day Average at 1.45% Floor
and 6.50% Cap + 1.45%),
5.11% ,  02/25/55 ........ 64,708 65,327,257
Series 5508, Class FE, (SOFR 30
day Average at 1.60% Floor
and 6.50% Cap + 1.60%),
5.26% ,  02/25/55 ........ 13,944 14,103,457
Series 5511, Class QF, (SOFR 30
day Average at 1.35% Floor
and 6.50% Cap + 1.35%),
5.01% ,  03/25/55 ........ 101,417 102,132,317
Series 5515, Class FB, (SOFR 30
day Average at 1.40% Floor
and 6.50% Cap + 1.40%),
5.06% ,  03/25/55 ........ 10,932 11,025,152
Series 5539, Class FC, (SOFR
30 day Average at 1.50%
Floor and 6.50% Cap +
1.50%), 5.16% ,  05/25/55 .. 14,203 14,355,517
Series 5543, Class FC, (SOFR
30 day Average at 1.50%
Floor and 6.50% Cap +
1.50%), 5.16% ,  06/25/55 .. 10,829 10,944,499
Series 5543, Class FG, (SOFR
30 day Average at 1.50%
Floor and 6.50% Cap +
1.50%), 5.16% ,  06/25/55 .. 10,998 11,116,060
Series 5543, Class FM, (SOFR
30 day Average at 1.50%
Floor and 6.50% Cap +
1.50%), 5.16% ,  06/25/55 .. 14,541 14,697,191
Series 5563, Class FA, (SOFR 30
day Average at 1.35% Floor
and 6.50% Cap + 1.35%),
5.01% ,  08/25/55 ........ 26,131 26,317,816

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 5570, Class FA, (SOFR 30
day Average at 1.40% Floor
and 6.50% Cap + 1.40%),
5.06% ,  05/25/55 ........ USD 15,779 $ 15,914,848
Series 5574, Class FB, (SOFR 30
day Average at 1.35% Floor
and 6.50% Cap + 1.35%),
5.01% ,  09/25/55 ........ 12,446 12,542,225
Federal National Mortgage Association
Variable Rate Notes
Series 2023-35, Class FC,
(SOFR 30 day Average at
1.10% Floor and 7.00% Cap +
1.10%), 4.76% ,  08/25/53 .. 20,825 20,939,765
Series 2023-68, Class FB,
(SOFR 30 day Average at
1.05% Floor and 7.00% Cap +
1.05%), 4.71% ,  01/25/54 .. 20,522 20,608,016
Series 2024-30, Class FC,
(SOFR 30 day Average at
1.05% Floor and 7.00% Cap +
1.05%), 4.71% ,  06/25/54 .. 44,490 44,676,980
Series 2024-38, Class FE,
(SOFR 30 day Average at
1.05% Floor and 7.00% Cap +
1.05%), 4.71% ,  06/25/54 .. 41,469 41,643,064
Series 2024-51, Class BF,
(SOFR 30 day Average at
1.15% Floor and 7.00% Cap +
1.15%), 4.81% ,  08/25/54 .. 20,972 21,126,833
Series 2024-63, Class FH,
(SOFR 30 day Average at
1.10% Floor and 7.00% Cap +
1.10%), 4.76% ,  09/25/54 .. 14,772 14,853,506
Series 2024-75, Class FC,
(SOFR 30 day Average at
0.95% Floor and 7.00% Cap +
0.95%), 4.61% ,  10/25/54 .. 46,965 47,038,501
Series 2024-88, Class FC,
(SOFR 30 day Average at
1.40% Floor and 6.50% Cap +
1.40%), 5.06% ,  12/25/54 .. 12,090 12,182,554
Series 2024-91, Class FA,
(SOFR 30 day Average at
1.20% Floor and 7.00% Cap +
1.20%), 4.86% ,  12/25/54 .. 52,712 53,139,850
Series 2024-94, Class FB,
(SOFR 30 day Average at
1.42% Floor and 6.50% Cap +
1.42%), 5.08% ,  12/25/54 .. 63,756 64,275,104
Series 2024-95, Class FC,
(SOFR 30 day Average at
1.40% Floor and 6.50% Cap +
1.40%), 5.06% ,  12/25/54 .. 4,295 4,330,699
Series 2024-96, Class FA,
(SOFR 30 day Average at
1.40% Floor and 6.50% Cap +
1.40%), 5.06% ,  12/25/54 .. 20,511 20,668,810
Series 2025-1, Class FX, (SOFR
30 day Average at 1.35%
Floor and 6.50% Cap +
1.35%), 5.01% ,  02/25/55 .. 14,101 14,199,934
Series 2025-13, Class FB,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 4.96% ,  03/25/55 .. 115,211 115,986,579
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-18, Class FH,
(SOFR 30 day Average at
1.40% Floor and 6.50% Cap +
1.40%), 5.06% ,  08/25/54 .. USD 7,419 $ 7,481,258
Series 2025-2, Class FG, (SOFR
30 day Average at 1.45%
Floor and 6.50% Cap +
1.45%), 5.11% ,  02/25/55 .. 27,473 27,714,683
Series 2025-21, Class FB,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 4.96% ,  07/25/53 .. 25,084 25,247,759
Series 2025-31, Class FA,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 4.96% ,  06/25/54 .. 44,774 45,068,880
Series 2025-32, Class FA,
(SOFR 30 day Average at
1.25% Floor and 6.50% Cap +
1.25%), 4.91% ,  05/25/55 .. 36,406 36,612,338
Series 2025-35, Class FJ,
(SOFR 30 day Average at
1.60% Floor and 6.50% Cap +
1.60%), 5.26% ,  05/25/55 .. 17,231 17,452,193
Series 2025-42, Class FA,
(SOFR 30 day Average at
1.50% Floor and 6.50% Cap +
1.50%), 5.16% ,  06/25/55 .. 10,242 10,350,946
Series 2025-42, Class FE,
(SOFR 30 day Average at
1.55% Floor and 6.50% Cap +
1.55%), 5.21% ,  06/25/55 .. 19,053 19,281,319
Series 2025-63, Class DF,
(SOFR 30 day Average at
1.40% Floor and 6.50% Cap +
1.40%), 5.06% ,  08/25/55 .. 10,091 10,179,032
Series 2025-9, Class FG, (SOFR
30 day Average at 1.35%
Floor and 6.50% Cap +
1.35%), 5.01% ,  03/25/55 .. 8,153 8,209,827
Government National Mortgage
Association Variable Rate Notes
Series 2024-125, Class HF,
(SOFR 30 day Average at
1.00% Floor and 7.00% Cap +
1.00%), 4.67% ,  08/20/54 .. 36,393 36,510,657
Series 2024-51, Class TF, (SOFR
30 day Average at 1.00%
Floor and 7.00% Cap +
1.00%), 4.67% ,  03/20/54 .. 6,955 6,975,738
Series 2024-96, Class FL,
(SOFR 30 day Average at
1.15% Floor and 6.50% Cap +
1.15%), 4.82% ,  06/20/54 .. 12,250 12,302,497
Series 2025-9, Class FE, (SOFR
30 day Average at 1.25%
Floor and 6.50% Cap +
1.25%), 4.92% ,  01/20/55 .. 11,858 11,924,663
1,624,941,450
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(c)
Series 2017-KGX1, Class BFX,
3.59% , 10/25/27 ........ 2,876 2,790,172
Series 2018-K80, Class B,
4.23% ,  08/25/50 ........ 2,888 2,826,220

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-W5FX, Class CFX,
3.42% ,  04/25/28 ........ USD 10,680 $ 10,040,321
Series 2019-K99, Class C,
3.65% ,  10/25/52 ........ 1,000 945,670
Federal National Mortgage Association
Variable Rate Notes, Series 2024-
P015, Class A1, 4.30%, 11/25/32
(a)
2,355 2,329,165
Government National Mortgage
Association
Series 2023-119, Class AD,
2.25% ,  04/16/65 ........ 2,669 2,135,006
Series 2025-126, Class AD,
5.00% ,  05/16/65 ........ 4,439 4,428,572
Series 2025-128, Class AD,
5.00% ,  10/16/56 ........ 10,264 10,303,793
Series 2025-129, Class AB,
4.75% ,  09/16/54 ........ 6,497 6,459,725
Series 2025-130, Class AL,
4.75% , 08/16/56 ........ 6,501 6,460,700
Series 2025-88, Class AT,
5.00% ,  06/16/58 ........ 9,849 9,864,768
Government National Mortgage
Association Variable Rate Notes
(a)
Series 2023-118, Class BA,
3.75% ,  05/16/65 ........ 2,581 2,325,891
Series 2023-50, Class AC,
3.25% ,  09/16/63 ........ 2,149 1,930,152
62,840,155
Interest Only Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage
Corp., Series 5112, Class KI,
3.50%, 06/25/51 ............ 25,607 4,710,556
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer Trust
Variable Rate Notes, Series 2017-3,
Class BIO, 1.53%, 07/25/56
(a)(c)
.. 6,531 745,831
Government National Mortgage
Association
Series 2020-149, Class IA,
2.50% ,  10/20/50 ........ 16,530 2,499,700
Series 2020-151, Class MI,
2.50% ,  10/20/50 ........ —
(i)
—
Series 2021-140, Class JI,
3.00% ,  08/20/51 ........ 26,538 4,434,969
Series 2021-67, Class QI,
3.00% ,  04/20/51 ........ 19,680 3,293,078
Series 2021-76, Class JI,
3.00% ,  08/20/50 ........ 20,221 3,377,190
Series 2021-96, Class MI,
3.00% ,  06/20/51 ........ 35,292 5,910,615
Series 2022-78, Class D,
3.00% , 08/20/51 ........ 48,975 8,192,889
33,164,828
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.,
Series 2019-KW08, Class X2A,
0.10%, 01/25/29
(c)
........... 246,886 536,384
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-
Through Certificates Variable Rate
Notes, Series KL06, Class XFX,
1.36%, 12/25/29
(a)
........... 11,337 476,038
Government National Mortgage
Association Variable Rate Notes
(a)
Series 2009-80, 1.56% ,  09/16/51 1,847 203,405
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2013-30, 0.53% ,  09/16/53 USD 6,127 $ 87,038
Series 2016-36, 0.64% ,  08/16/57 1,431 38,175
Series 2016-96, 0.77% ,  12/16/57 8,011 294,547
1,635,587
Mortgage-Backed Securities — 44.6%
Federal National Mortgage Association,
5.81%, 06/01/31 ............ 10,626 10,796,590
Government National Mortgage
Association
(v)
4.50% ,  04/15/56 .......... 414,754 400,611,370
5.50% ,  04/15/56 .......... 405,721 408,304,932
Uniform Mortgage-Backed Securities
6.00% ,  03/01/38 - 11/01/55
(w)
.. 80,664 82,553,534
4.50% ,  09/01/43 - 11/01/44
(w)
.. 90 88,648
4.00% ,  09/01/44 - 01/01/46
(w)
.. 70 67,159
5.00% ,  08/01/52 - 03/01/56
(w)
.. 1,475,766 1,461,669,304
5.50% ,  04/01/55 .......... 12,047 12,154,073
2.50% ,  04/25/56
(v)
......... 1,251,235 1,051,819,500
3.00% ,  04/25/56
(v)
......... 985,362 865,324,659
3.50% ,  04/25/56
(v)
......... 3,284,944 3,011,124,693
4.50% ,  04/25/56
(v)
......... 522,466 504,182,652
5.00% ,  04/25/56
(v)
......... 3,292,187 3,246,513,572
5.50% ,  04/25/56
(v)
......... 2,162,318 2,172,277,442
6.00% ,  04/25/56 - 05/25/56
(v)
.. 5,511,296 5,613,951,071
3.50% ,  05/25/56
(v)
......... 1,949,300 1,784,834,440
20,626,273,639
Principal Only Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer
Trust, Series 2017-3, Class B,
0.00%, 07/25/56
(c)(h)
.......... 3,949 633,089
Total U.S. Government Sponsored Agency Securities
—
48.4%
(Cost: $22,498,756,519) ........................... 22,397,469,882
U.S. Treasury Obligations
U.S. Treasury Bonds
3.00%, 08/15/52
(k)(w)(x)
......... 186,365 132,479,308
3.63%, 02/15/53 ............ 3,000 2,407,734
4.63%, 05/15/54 - 02/15/55
(k)(x)
... 116,215 110,841,539
4.50%, 11/15/54
(k)(w)(x)(y)
........ 150,000 140,132,813
4.75%, 08/15/55
(k)(w)(x)(y)
........ 60,000 58,471,875
U.S. Treasury Notes
3.50%, 01/15/29
(k)(w)(x)(y)
........ 260,000 257,785,939
3.75%, 01/31/31
(k)
........... 13,426 13,311,372
Total U.S. Treasury Obligations — 1.6%
(Cost: $741,904,810) ............................. 715,430,580
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(f)
.................. 147,996 296
Germany — 0.0%
Tonies SE (Issued/Exercisable
04/30/21, 1 Share for 1 Warrant,
Expires 11/26/26, Strike Price EUR
11.50)
(f)
.................. 196,295 113,444

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Israel — 0.0%
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(d)(f)(m)
........ 111,033 $ 1,110
Japan — 0.0%
(d)(f)
Daiwa House Industry Co. Ltd. (Issued/
Exercisable 02/06/24, 1 Share for 1
Warrant, Expires 03/30/29) ..... 11,000,000 484,517
Daiwa House Industry Co. Ltd. (Issued/
Exercisable 01/29/24, 1 Share for 1
Warrant, Expires 03/15/29)
(b)
.... 14,000,000 881,832
Money Forward, Inc. (Issued/
Exercisable 08/18/23, 1 Share for
1 Warrant, Expires 08/18/28, Strike
Price JPY 2.50)
(b)
............ 4,000,000 21,762
Nagoya Railroad Co. Ltd. (Issued/
Exercisable 06/05/24, 1 Share for 1
Warrant, Expires 06/06/34)
(b)
.... 15,000,000 756,539
Nagoya Railroad Co. Ltd. ( Issued/
Exercisable 06/05/24, 1 Share for 1
Warrant, Expires 06/06/33)
(b)
.... 11,000,000 415,828
Taiyo Yuden Co. Ltd. (Issued/
Exercisable 03/06/24, 1 Share for 1
Warrant, Expires 10/22/30)
(b)
.... 8,000,000 894,742
Taiyo Yuden Co. Ltd. (Issued/
Exercisable 03/06/24, 1 Share for 1
Warrant, Expires 10/22/30)
(b)
.... 2,000,000 268,428
3,723,648
Luxembourg — 0.0%
HomeToGo SE (Issued/Exercisable
02/17/21, 1 Share for 1 Warrant,
Expires 09/21/26, Strike Price EUR
11.50)
(f)
.................. 109,138 1
United Kingdom — 0.0%
10x Future Technologies Services Ltd.,
(Acquired 12/19/23, cost $0) (Issued/
Exercisable 12/19/23, 1 Share for
1 Warrant, Expires 11/17/30, Strike
Price GBP 0.01)
(d)(f)(m)
......... 512,859 27,153
United States — 0.1%
(f)
Aurora Innovation, Inc. (Issued/
Exercisable 05/04/21, 1 Share for
1 Warrant, Expires 11/03/26, Strike
Price USD 11.50) ............ 45,680 9,090
Cirkul, Inc. ( Issued/Exercisable
05/01/25, 1 Share for 1 Warrant,
Expires 04/25/35, Strike Price USD
0.01)
(d)
................... 48,605 —
Cirkul, Inc. (Issued/Exercisable
05/01/25, 1 Share for 1 Warrant,
Expires 04/25/35, Strike Price USD
35.41)
(d)
.................. 49,850 1
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 199,600 9,980
Davidson Homes, Inc. (Issued/
Exercisable 05/16/24, 1 Share for
1 Warrant, Expires 05/16/34, Strike
Price USD 8.47)
(d)
........... 537,085 365,218
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 07/01/26, Strike Price USD
11.50) ................... 213,790 5,131
Security
Shares
Shares Value
United States (continued)
Flagstar Financial, Inc., (Acquired
03/07/24, cost $0) (Issued/
Exercisable 03/11/24, 1,000 Shares
for 1 Warrant, Expires 03/11/31,
Strike Price USD 2.50)
(d)(m)
...... 3,551 $ 9,341,900
FLYR, Inc., Series D-X (Issued/
Exercisable 08/18/25, 1 Share for
1 Warrant, Expires 12/31/49, Strike
Price USD 0.01)
(d)
........... 64,041 1
GTT Communications, Inc. (Issued/
Exercisable 11/14/25, 1 Share for
1 Warrant, Expires 12/30/27, Strike
Price USD 0.01)
(d)(l)
.......... 141,923 4,134,217
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(d)
................... 515,422 10,715,623
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(d)
................... 204,533 4,252,241
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
11.17)
(d)
.................. 81,813 1,471,816
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 7,405 40
Insight M, Inc. (Issued/Exercisable
01/31/24, 1 Share for 1 Warrant,
Strike Price USD 0.34)
(d)
....... 13,198,015 132
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 164,855 66
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 369,311 2,844
Palladyne AI Corp. (Issued/Exercisable
12/21/20, 1 Share for 1 Warrant,
Expires 09/24/26, Strike Price USD
11.50) ................... 505,097 31,670
Palladyne AI Corp. ( Issued/Exercisable
01/15/21, 1 Share for 1 Warrant,
Expires 06/15/27, Strike Price USD
69.00) ................... 128,364 8,048
RapidSOS, Inc. (Issued/Exercisable
12/13/23, 1 Share for 1 Warrant,
Expires 12/13/33, Strike Price USD
0.01)
(d)
................... 6,073,125 6,376,781
Sonder Enterprises, Inc. (Issued/
Exercisable 12/30/24, 1 Share for
1 Warrant, Expires 12/30/29, Strike
Price USD 0.01)
(d)
........... 103,459 1
Sonder Enterprises, Inc. (Issued/
Exercisable 04/11/25, 1 Share for
1 Warrant, Expires 04/11/30, Strike
Price USD 1.00)
(d)
........... 1,032,088 10
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $0) (Issued/
Exercisable 10/14/22, 1 Share for
1 Warrant, Expires 10/07/32, Strike
Price USD 0.01)
(d)(m)
.......... 1,143,143 4,503,984

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Volato Group, Inc., (Acquired 12/03/23 ,
cost $299,148) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(m)
.................. 299,148 $ 2,393
41,231,187
Total Warrants — 0.1%
(Cost: $6,349,933) .............................. 45,096,839
Total Long-Term Investments — 132.0%
(Cost: $61,622,358,685) ........................... 61,134,563,148
Par (000)
Pa r (000)
Short-Term Securities
Borrowed Bond Agreements — 0.7%
(z)
Barclays Bank plc, 1.00%, 04/09/26
(Purchased on 03/12/26 to be
repurchased at USD 5,275,576,
collateralized by Weatherford
International Ltd., 8.63%, due at
04/30/30, par and fair value of
USD 5,034,000 and $5,129,812,
respectively) ............... USD 5,273 5,272,647
Barclays Bank plc, 1.05%, 04/09/26
(Purchased on 03/12/26 to be
repurchased at USD 2,372,133,
collateralized by Ford Motor Co.,
5.29%, due at 12/08/46, par and
fair value of USD 2,900,000 and
$2,269,622, respectively) ...... 2,371 2,370,750
Barclays Bank plc, 2.00%, 04/09/26
(Purchased on 03/30/26 to be
repurchased at USD 693,917,
collateralized by MGM Resorts
International, 6.50%, due at
04/15/32, par and fair value of USD
672,000 and $677,547, respectively) 694 693,840
Barclays Bank plc, 2.00%, 04/09/26
(Purchased on 03/23/26 to be
repurchased at USD 324,252,
collateralized by MGM Resorts
International, 6.50%, due at
04/15/32, par and fair value of USD
312,000 and $314,576, respectively) 324 324,090
Barclays Bank plc, 2.00%, 04/09/26
(Purchased on 03/12/26 to be
repurchased at USD 8,825,365,
collateralized by Great Lakes
Dredge & Dock Corp., 5.25%, due
at 06/01/29, par and fair value of
USD 8,696,000 and $8,690,534,
respectively) ............... 8,816 8,815,570
Barclays Bank plc, 2.90%, 04/09/26
(Purchased on 03/12/26 to be
repurchased at USD 178,287 ,
collateralized by JPMorgan Chase
& Co., 1.95%, due at 02/04/32, par
and fair value of USD 200,000 and
$176,100, respectively) ........ 178 178,000
Security
Par (000)
Par (000) Value
Barclays Bank plc, 3.00%, 04/09/26
(Purchased on 03/11/26 to be
repurchased at USD 6,944,425,
collateralized by SoftBank Group
Corp., 6.88%, par and fair value
of USD 7,000,000 and $6,827,567,
respectively)
(q)
.............. USD 6,933 $ 6,932,870
Barclays Bank plc, 3.15%, 04/09/26
(Purchased on 03/12/26 to be
repurchased at USD 100,425 ,
collateralized by Wells Fargo & Co.,
3.58%, due at 05/22/28, par and fair
value of USD 100,000 and $99,055,
respectively) ............... 100 100,250
Barclays Bank plc, 3.20%, 04/09/26
(Purchased on 03/12/26 to be
repurchased at USD 305,793,
collateralized by Ford Motor Credit
Co. LLC, 5.11%, due at 05/03/29,
par and fair value of USD 300,000
and $297,150, respectively) ..... 305 305,250
Barclays Bank plc, 3.30%, 04/09/26
(Purchased on 03/12/26 to be
repurchased at USD 386,708,
collateralized by Walt Disney Co.
(The), 4.63%, due at 03/23/40, par
and fair value of USD 400,000 and
$374,670, respectively) ........ 386 386,000
Barclays Bank plc, 3.40%, 04/09/26
(Purchased on 03/12/26 to be
repurchased at USD 99,938,
collateralized by Aviation Capital
Group LLC, 3.50%, due at 11/01/27,
par and fair value of USD 100,000
and $98,188, respectively) ..... 100 99,750
Barclays Bank plc, 3.40%, 04/09/26
(Purchased on 03/12/26 to be
repurchased at USD 1,183,606,
collateralized by JPMorgan Chase
& Co., 2.55%, due at 11/08/32, par
and fair value of USD 1,300,000 and
$1,155,587, respectively) ...... 1,181 1,181,375
Barclays Bank plc, 3.40%, 04/09/26
(Purchased on 03/12/26 to be
repurchased at USD 85,967,
collateralized by AstraZeneca plc,
4.38%, due at 08/17/48, par and fair
value of USD 100,000 and $85,066,
respectively) ............... 86 85,805
Barclays Bank plc, 3.40%, 04/09/26
(Purchased on 03/12/26 to be
repurchased at USD 436,206,
collateralized by AerCap Ireland
Capital DAC, 6.15%, due at
09/30/30, par and fair value of USD
400,000 and $420,355, respectively) 435 435,384
Barclays Bank plc, 3.40%, 04/09/26
(Purchased on 03/12/26 to be
repurchased at USD 306,954,
collateralized by Targa Resources
Corp., 5.20%, due at 07/01/27, par
and fair value of USD 300,000 and
$302,355, respectively) ........ 306 306,375

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Barclays Bank plc, 3.40%, 04/09/26
(Purchased on 03/12/26 to be
repurchased at USD 360,444,
collateralized by Telefonica
Emisiones SA, 5.52%, due at
03/01/49, par and fair value of USD
400,000 and $360,523, respectively) USD 360 $ 359,764
Barclays Bank plc, 3.40%, 04/09/26
(Purchased on 03/12/26 to be
repurchased at USD 2,021,311,
collateralized by Mosaic Co. (The),
4.05%, due at 11/15/27, par and
fair value of USD 2,000,000 and
$1,986,869, respectively) ...... 2,018 2,017,500
Barclays Bank plc, 3.40%, 04/09/26
(Purchased on 03/12/26 to be
repurchased at USD 1,193,250,
collateralized by CDW LLC, 5.55%,
due at 08/22/34, par and fair value
of USD 1,200,000 and $1,179,264,
respectively) ............... 1,191 1,191,000
Barclays Bank plc, 3.40%, 04/09/26
(Purchased on 03/12/26 to be
repurchased at USD 93,426,
collateralized by Bank of America
Corp., 2.50%, due at 02/13/31, par
and fair value of USD 100,000 and
$92,432, respectively) ........ 93 93,250
Barclays Bank plc, 3.40%, 04/09/26
(Purchased on 03/12/26 to be
repurchased at USD 3,640,864,
collateralized by CCO Holdings LLC,
4.50%, due at 05/01/32, par and
fair value of USD 3,950,000 and
$3,528,418, respectively) ...... 3,634 3,634,000
Barclays Bank plc, 3.40%, 04/09/26
(Purchased on 03/12/26 to be
repurchased at USD 512,842,
collateralized by Union Pacific
Corp., 3.95%, due at 08/15/59, par
and fair value of USD 700,000 and
$507,356, respectively) ........ 512 511,875
Barclays Bank plc, 3.40%, 04/09/26
(Purchased on 03/23/26 to be
repurchased at USD 6,928,443,
collateralized by Valaris Ltd., 8.38%,
due at 04/30/30, par and fair value
of USD 6,487,000 and $6,721,771,
respectively) ............... 6,923 6,922,559
Barclays Bank plc, 3.40%, 04/09/26
(Purchased on 03/12/26 to be
repurchased at USD 90,170,
collateralized by Bank of America
Corp., 1.92%, due at 10/24/31, par
and fair value of USD 100,000 and
$88,624, respectively) ........ 90 90,000
Barclays Bank plc, 3.40%, 04/09/26
(Purchased on 03/12/26 to be
repurchased at USD 7,476,165,
collateralized by Banco Bilbao
Vizcaya Argentaria SA, 7.75%, par
and fair value of USD 7,000,000 and
$ 7,169,575, respectively)
(q)
..... 7,462 7,462,070
Security
Par (000)
Par (000) Value
Barclays Bank plc, 3.40%, 04/09/26
(Purchased on 03/12/26 to be
repurchased at USD 102,694,
collateralized by Bank of Nova
Scotia (The), 4.85%, due at
02/01/30, par and fair value of USD
100,000 and $101,146, respectively) USD 103 $ 102,500
Barclays Bank plc, 3.40%, 04/09/26
(Purchased on 03/12/26 to be
repurchased at USD 309,584,
collateralized by Charter
Communications Operating LLC,
5.05%, due at 03/30/29, par and
fair value of USD 300,000 and
$301,517, respectively) ........ 309 309,000
Barclays Bank plc, 3.40%, 04/09/26
(Purchased on 03/12/26 to be
repurchased at USD 398,752,
collateralized by Bank of Nova
Scotia (The), 1.35%, due at
06/24/26, par and fair value of USD
400,000 and $397,574, respectively) 398 398,000
Barclays Bank plc, 3.40%, 04/09/26
(Purchased on 03/12/26 to be
repurchased at USD 1,828,416,
collateralized by SMBC Aviation
Capital Finance DAC, 2.30%, due
at 06/15/28, par and fair value of
USD 1,900,000 and $1,807,828,
respectively) ............... 1,825 1,824,969
Barclays Bank plc, 3.40%, 04/09/26
(Purchased on 03/26/26 to be
repurchased at USD 4,971,376,
collateralized by Open Text Holdings,
Inc., 4.13%, due at 12/01/31, par
and fair value of USD 5,744,000 and
$4,901,877, respectively) ...... 4,969 4,968,560
Barclays Bank plc, 1.73%, Open
(Purchased on 01/19/26 to be
repurchased at USD 8,687,392,
collateralized by Aegis Lux 1a SARL,
5.63%, due at 10/29/31, par and
fair value of EUR 7,300,000 and
$8,329,305, respectively)
(aa)
..... EUR 7,491 8,658,266
Barclays Bank plc, 3.40%, Open
(Purchased on 01/29/26 to be
repurchased at USD 16,342,869,
collateralized by Rivian Holdings
LLC, 10.00%, due at 01/15/31, par
and fair value of USD 17,148,000
and $16,662,288, respectively)
(aa)
. USD 16,248 16,247,730
Barclays Capital, Inc., 3.05%, 04/09/26
(Purchased on 03/13/26 to be
repurchased at USD 2,655,994,
collateralized by INEOS Finance
plc, 7.50%, due at 04/15/29, par and
fair value of USD 2,950,000 and
$2,861,820, respectively) ...... 2,652 2,651,726
Barclays Capital, Inc., 3.40%, 04/09/26
(Purchased on 03/23/26 to be
repurchased at USD 2,243,530,
collateralized by Sirius XM Radio
LLC, 5.88%, due at 04/15/32, par
and fair value of USD 2,270,000 and
$2,254,951, respectively) ...... 2,242 2,241,625

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
BNP Paribas SA, 1.15%, Open
(Purchased on 03/27/26 to be
repurchased at USD 8,703,848,
collateralized by Intralot Capital
Luxembourg SA, 6.75%, due at
10/15/31, par and fair value of
EUR 7,600,000 and $8,391,019,
respectively)
(aa)
............. EUR 7,530 $ 8,703,292
BNP Paribas SA, 1.94%, Open
(Purchased on 04/29/25 to be
repurchased at USD 41,189,534,
collateralized by Bonos y
Obligaciones del Estado, 0.50%,
due at 10/31/31, par and fair value of
EUR 40,000,000 and $40,327,607,
respectively)
(aa)
............. 34,991 40,444,578
BNP Paribas SA, 1.95%, Open
(Purchased on 04/29/25 to be
repurchased at USD 41,026,611,
collateralized by Bonos y
Obligaciones del Estado, 0.70%,
due at 04/30/32, par and fair value of
EUR 40,000,000 and $40,201,665,
respectively)
(aa)
............. 34,850 40,280,910
BNP Paribas SA, 2.90%, Open
(Purchased on 03/24/26 to be
repurchased at USD 6,861,987,
collateralized by Altice France Lux
3, 10.00%, due at 01/15/33, par and
fair value of USD 7,200,000 and
$6,543,561, respectively)
(aa)
..... USD 6,858 6,857,568
BNP Paribas SA, 3.35%, Open
(Purchased on 01/28/26 to be
repurchased at USD 539,394,
collateralized by Lowe's Cos., Inc.,
1.70%, due at 10/15/30, par and
fair value of USD 600,000 and
$528,679, respectively)
(aa)
...... 536 536,250
BNP Paribas SA, 3.38%, Open
(Purchased on 03/26/26 to be
repurchased at USD 558,314,
collateralized by Mauser Packaging
Solutions Holding Co., 9.25%, due
at 04/15/30, par and fair value
of USD 576,000 and $535,201,
respectively)
(aa)
............. 558 558,000
BNP Paribas SA, 3.41%, Open
(Purchased on 01/28/26 to be
repurchased at USD 1,854,753,
collateralized by Bank of America
Corp., 2.68%, due at 06/19/41, par
and fair value of USD 2,500,000 and
$1,791,629, respectively)
(aa)
..... 1,844 1,843,750
BofA Securities, Inc., 3.35%, 06/03/26
(Purchased on 03/20/26 to be
repurchased at USD 409,957,
collateralized by Oncor Electric
Delivery Co. LLC, 4.65%, due at
11/01/29, par and fair value of USD
400,000 and $401,973, respectively) 410 409,500
BofA Securities, Inc., 3.37%, 06/03/26
(Purchased on 03/20/26 to be
repurchased at USD 3,880,354,
collateralized by Metropolitan Life
Global Funding I, 5.05%, due at
01/08/34, par and fair value of
USD 3,800,000 and $3,819,526,
respectively) ............... 3,876 3,876,000
Security
Par (000)
Par (000) Value
BofA Securities, Inc., 3.37%, 06/03/26
(Purchased on 03/20/26 to be
repurchased at USD 197,722,
collateralized by Prologis LP, 2.13%,
due at 04/15/27, par and fair value
of USD 200,000 and $196,096,
respectively) ............... USD 198 $ 197,500
BofA Securities, Inc., 3.40%, 06/03/26
(Purchased on 03/20/26 to be
repurchased at USD 4,824,211,
collateralized by Oracle Corp.,
4.90%, due at 02/06/33, par and
fair value of USD 5,000,000 and
$4,738,445, respectively) ...... 4,819 4,818,750
BofA Securities, Inc., 3.40%, 06/03/26
(Purchased on 03/26/26 to be
repurchased at USD 6,969,732,
collateralized by Open Text Holdings,
Inc., 4.13%, due at 02/15/30, par
and fair value of USD 7,783,000 and
$6,954,329, respectively) ...... 6,966 6,965,785
BofA Securities, Inc., 3.40%, 06/03/26
(Purchased on 03/20/26 to be
repurchased at USD 90,477,
collateralized by QUALCOMM, Inc.,
4.80%, due at 05/20/45, par and fair
value of USD 100,000 and $88,367,
respectively) ............... 90 90,375
BofA Securities, Inc., 3.41%, 06/03/26
(Purchased on 03/20/26 to be
repurchased at USD 834,948,
collateralized by JPMorgan Chase
& Co., 3.33%, due at 04/22/52, par
and fair value of USD 1,200,000 and
$816,880, respectively) ........ 834 834,000
BofA Securities, Inc., 3.42%, 06/03/26
(Purchased on 03/20/26 to be
repurchased at USD 440,001,
collateralized by Celanese US
Holdings LLC, 7.20%, due at
11/15/33, par and fair value of USD
400,000 and $426,694, respectively) 440 439,500
BofA Securities, Inc., 3.42%, 06/03/26
(Purchased on 03/20/26 to be
repurchased at USD 6,976,945,
collateralized by JPMorgan Chase
& Co., 4.95%, due at 10/22/35, par
and fair value of USD 6,900,000 and
$6,824,317, respectively) ...... 6,969 6,969,000
BofA Securities, Inc., 3.43%, 06/03/26
(Purchased on 03/20/26 to be
repurchased at USD 200,980,
collateralized by Goldman Sachs
Group, Inc. (The), 5.02%, due at
10/23/35, par and fair value of USD
200,000 and $196,301, respectively) 201 200,750
BofA Securities, Inc., 3.43%, 06/03/26
(Purchased on 03/20/26 to be
repurchased at USD 1,219,643,
collateralized by Wells Fargo & Co.,
6.49%, due at 10/23/34, par and
fair value of USD 1,100,000 and
$1,191,029, respectively) ...... 1,218 1,218,250

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Deutsche Bank AG, 1.45%, Open
(Purchased on 09/22/25 to be
repurchased at USD 12,027,992,
collateralized by Orsted A/S, 4.13%,
due at 03/01/35, par and fair value of
EUR 10,000,000 and $11,410,251,
respectively)
(aa)
............. EUR 10,323 $ 11,932,186
Deutsche Bank AG, 1.77%, Open
(Purchased on 03/04/26 to be
repurchased at USD 7,218,171,
collateralized by SoftBank Group
Corp., 6.50%, due at 10/29/62, par
and fair value of EUR 7,000,000 and
$6,932,682, respectively)
(aa)
..... 6,237 7,208,956
Goldman Sachs & Co. LLC,
3.35%, Open (Purchased on
01/21/26 to be repurchased at
USD 8,202,660, collateralized by
PBF Holding Co. LLC, 6.00%, due
at 02/15/28, par and fair value of
USD 7,980,000 and $7,943,710,
respectively)
(aa)
............. USD 8,150 8,149,575
J.P. Morgan Securities LLC,
3.10%, 05/01/26 (Purchased on
03/20/26 to be repurchased at USD
95,724, collateralized by Americold
Realty Operating Partnership LP,
5.41%, due at 09/12/34, par and fair
value of USD 100,000 and $95,088,
respectively) ............... 96 95,625
J.P. Morgan Securities LLC,
3.40%, 05/01/26 (Purchased on
03/26/26 to be repurchased at USD
991,812, collateralized by Olympus
Water US Holding Corp., 7.25%,
due at 02/15/33, par and fair value
of USD 1,000,000 and $954,101,
respectively) ............... 991 991,250
J.P. Morgan Securities LLC,
3.41%, 05/01/26 (Purchased on
03/20/26 to be repurchased at
USD 4,062,738, collateralized by
OneMain Finance Corp., 6.50%,
due at 03/15/33, par and fair value
of USD 4,300,000 and $4,110,482,
respectively) ............... 4,058 4,058,125
J.P. Morgan Securities LLC,
3.42%, 05/01/26 (Purchased on
03/20/26 to be repurchased at USD
1,293,348, collateralized by Toronto-
Dominion Bank (The), 3.63%, due
at 09/15/31, par and fair value of
USD 1,300,000 and $1,292,455,
respectively) ............... 1,292 1,291,875
J.P. Morgan Securities LLC,
3.42%, 05/01/26 (Purchased on
03/20/26 to be repurchased at USD
98,362, collateralized by Mondelez
International, Inc., 4.75%, due at
08/28/34, par and fair value of USD
100,000 and $97,802, respectively) 98 98,250
Security
Par (000)
Par (000) Value
J.P. Morgan Securities LLC,
3.42%, 05/01/26 (Purchased on
03/20/26 to be repurchased at USD
973,609, collateralized by United
Parcel Service, Inc., 5.50%, due
at 05/22/54, par and fair value of
USD 1,000,000 and $954,021 ,
respectively) ............... USD 973 $ 972,500
J.P. Morgan Securities LLC,
3.42%, 05/01/26 (Purchased on
03/20/26 to be repurchased at USD
304,472, collateralized by Bank
of America Corp., 5.02%, due at
07/22/33, par and fair value of USD
300,000 and $301,772, respectively) 304 304,125
J.P. Morgan Securities plc,
1.70%, Open (Purchased on
05/27/25 to be repurchased at USD
2,991,440, collateralized by Banco
Santander SA, 3.63%, par and
fair value of EUR 2,800,000 and
$3,027,132, respectively)
(q)(aa)
.... EUR 2,551 2,948,018
J.P. Morgan Securities plc,
1.70%, Open (Purchased on
01/26/26 to be repurchased at USD
8,526,696, collateralized by Fnac
Darty SA, 6.00%, due at 04/01/29,
par and fair value of EUR 7,000,000
and $8,318,168, respectively)
(aa)
.. 7,355 8,501,404
J.P. Morgan Securities plc,
1.75%, Open (Purchased on
01/05/26 to be repurchased at
USD 2,355,112, collateralized by
Discovery Global Holdings, Inc.,
4.69%, due at 05/17/33, par and
fair value of EUR 2,100,000 and
$2,253,904 , respectively)
(aa)
..... 2,029 2,345,534
Morgan Stanley & Co. LLC,
3.40%, 04/08/26 (Purchased on
02/12/26 to be repurchased at
USD 3,032,309, collateralized by
Discovery Global Holdings, Inc.,
5.05%, due at 03/15/42, par and
fair value of USD 4,100,000 and
$2,701,103, respectively) ...... USD 3,019 3,018,625
Morgan Stanley & Co. LLC,
3.42%, 04/08/26 (Purchased on
03/23/26 to be repurchased at
USD 5,036,025, collateralized by
Warnermedia Holdings, Inc., 4.28%,
due at 03/15/32, par and fair value
of USD 5,726,000 and $5,067,510,
respectively) ............... 5,032 5,031,723
Morgan Stanley & Co. LLC,
0.25%, Open (Purchased on
03/26/26 to be repurchased at
USD 688,079, collateralized by
Newell Brands, Inc., 6.63%, due
at 05/15/32, par and fair value
of USD 695,000 and $665,104,
respectively)
(aa)
............. 688 688,050

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nomura Securities International,
Inc., 3.00%, Open (Purchased on
03/30/26 to be repurchased at USD
203,204, collateralized by Mizuho
Financial Group, Inc., 3.48%, due
at 04/12/26, par and fair value
of USD 200,000 and $199,939,
respectively)
(aa)
............. USD 203 $ 203,170
Nomura Securities International,
Inc., 3.00%, Open (Purchased
on 03/30/26 to be repurchased at
USD 200,783, collateralized by
National Fuel Gas Co., 4.75%,
due at 09/01/28, par and fair value
of USD 200,000 and $200,123,
respectively)
(aa)
............. 201 200,750
Nomura Securities International,
Inc., 3.30%, Open (Purchased on
03/30/26 to be repurchased at USD
543,225, collateralized by Sammons
Financial Group, Inc., 6.88%, due
at 04/15/34, par and fair value
of USD 500,000 and $529,383,
respectively)
(aa)
............. 543 543,125
Nomura Securities International,
Inc., 3.35%, Open (Purchased on
03/30/26 to be repurchased at USD
589,110, collateralized by New
York Life Insurance Co., 3.75%,
due at 05/15/50, par and fair value
of USD 800,000 and $580,177,
respectively)
(aa)
............. 589 589,000
Nomura Securities International,
Inc., 3.40%, Open (Purchased on
03/30/26 to be repurchased at USD
461,962 , collateralized by NetApp,
Inc., 2.70%, due at 06/22/30, par
and fair value of USD 500,000 and
$459,140, respectively)
(aa)
...... 462 461,875
Nomura Securities International,
Inc., 3.45%, Open (Purchased
on 03/30/26 to be repurchased at
USD 105,395, collateralized by
Motorola Solutions, Inc., 5.60%,
due at 06/01/32, par and fair value
of USD 100,000 and $103,572,
respectively)
(aa)
............. 105 105,375
RBC Capital Markets LLC,
1.65%, Open (Purchased on
10/15/25 to be repurchased at USD
1,319,046, collateralized by Clear
Channel Outdoor Holdings, Inc.,
7.50%, due at 06/01/29, par and
fair value of USD 1,335,000 and
$1,340,634, respectively)
(aa)
..... 1,308 1,308,300
RBC Capital Markets LLC,
3.05%, Open (Purchased on
12/02/25 to be repurchased at
USD 894,589, collateralized by
Zayo Group Holdings, Inc., 9.00%,
due at 09/09/30, par and fair value
of USD 994,000 and $928,786,
respectively)
(aa)
............. 885 885,269
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC,
3.20%, Open (Purchased on
03/06/26 to be repurchased at USD
1,272,133, collateralized by McAfee
Corp., 7.38%, due at 02/15/30, par
and fair value of USD 1,520,000 and
$1,255,811, respectively)
(aa)
..... USD 1,269 $ 1,269,200
RBC Capital Markets LLC,
3.25%, Open (Purchased on
08/05/25 to be repurchased at USD
2,545,521, collateralized by SMBC
Aviation Capital Finance DAC,
5.45%, due at 05/03/28, par and
fair value of USD 2,400,000 and
$2,433,366, respectively)
(aa)
..... 2,489 2,488,824
RBC Capital Markets LLC,
3.25%, Open (Purchased on
08/05/25 to be repurchased at
USD 104,196, collateralized
by Northwestern Mutual Global
Funding, 4.71%, due at 01/10/29,
par and fair value of USD 100,000
and $100,877, respectively)
(aa)
... 102 101,875
RBC Capital Markets LLC,
3.40%, Open (Purchased on
03/10/26 to be repurchased at USD
7,750,427, collateralized by FMC
Corp., 3.20%, due at 10/01/26, par
and fair value of USD 7,783,000 and
$7,706,628, respectively)
(aa)
..... 7,734 7,734,356
RBC Capital Markets LLC,
3.40%, Open (Purchased on
08/05/25 to be repurchased at USD
794,440, collateralized by Marsh
& McLennan Cos., Inc., 4.75%,
due at 03/15/39, par and fair value
of USD 800,000 and $750,589,
respectively)
(aa)
............. 776 776,000
RBC Capital Markets LLC,
3.40%, Open (Purchased on
08/05/25 to be repurchased at
USD 623,472, collateralized by
American Express Co., 4.99%,
due at 05/26/33, par and fair value
of USD 600,000 and $596,906,
respectively)
(aa)
............. 609 609,000
RBC Capital Markets LLC,
3.40%, Open (Purchased on
08/05/25 to be repurchased at USD
238,025, collateralized by Morgan
Stanley, 3.22%, due at 04/22/42, par
and fair value of USD 300,000 and
$226,170, respectively)
(aa)
...... 233 232,500
RBC Capital Markets LLC,
3.40%, Open (Purchased on
08/05/25 to be repurchased at
USD 222,413, collateralized by
Home Depot, Inc. (The), 5.88%,
due at 12/16/36, par and fair value
of USD 200,000 and $212,908,
respectively)
(aa)
............. 217 217,250

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC,
3.40%, Open (Purchased on
08/05/25 to be repurchased at USD
774,989, collateralized by Arch
Capital Group US, Inc., 5.14%,
due at 11/01/43, par and fair value
of USD 800,000 and $738,475,
respectively)
(aa)
............. USD 757 $ 757,000
RBC Capital Markets LLC,
3.40%, Open (Purchased on
08/05/25 to be repurchased at USD
506,123, collateralized by Duke
Energy Progress LLC, 3.45%, due
at 03/15/29, par and fair value
of USD 500,000 and $489,097,
respectively)
(aa)
............. 494 494,375
RBC Capital Markets LLC,
3.40%, Open (Purchased on
08/05/25 to be repurchased at USD
1,650,480, collateralized by AerCap
Ireland Capital DAC, 3.40%, due
at 10/29/33, par and fair value of
USD 1,800,000 and $1,592,550,
respectively)
(aa)
............. 1,612 1,612,170
RBC Capital Markets LLC,
3.40%, Open (Purchased on
08/05/25 to be repurchased at
USD 154,737, collateralized by Bell
Telephone Co. of Canada or Bell
Canada, 5.10%, due at 05/11/33, par
and fair value of USD 148,000 and
$148,172, respectively)
(aa)
...... 151 151,145
RBC Capital Markets LLC,
3.40%, Open (Purchased on
08/05/25 to be repurchased at
USD 1,287,638, collateralized by
Dominion Energy, Inc., 3.38%, due
at 04/01/30, par and fair value of
USD 1,300,000 and $1,241,226,
respectively)
(aa)
............. 1,258 1,257,750
RBC Capital Markets LLC,
3.40%, Open (Purchased on
08/05/25 to be repurchased at USD
978,107, collateralized by UBS
Group AG, 5.96%, due at 01/12/34,
par and fair value of USD 900,000
and $938,986, respectively)
(aa)
... 955 955,404
RBC Capital Markets LLC,
3.40%, Open (Purchased on
08/05/25 to be repurchased at
USD 144,289, collateralized by
O'Reilly Automotive, Inc., 1.75%,
due at 03/15/31, par and fair value
of USD 162,000 and $141,298,
respectively)
(aa)
............. 141 140,940
RBC Capital Markets LLC,
3.40%, Open (Purchased on
08/05/25 to be repurchased at USD
615,026, collateralized by Alexandria
Real Estate Equities, Inc., 4.50%,
due at 07/30/29, par and fair value
of USD 600,000 and $596,519,
respectively)
(aa)
............. 601 600,750
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC,
3.40%, Open (Purchased on
08/05/25 to be repurchased at
USD 193,235, collateralized by
JPMorgan Chase & Co., 2.07%,
due at 06/01/29, par and fair value
of USD 200,000 and $190,299,
respectively)
(aa)
............. USD 189 $ 188,750
RBC Capital Markets LLC,
3.40%, Open (Purchased on
08/05/25 to be repurchased at
USD 299,451, collateralized by
Continental Resources, Inc., 2.27%,
due at 11/15/26, par and fair value
of USD 300,000 and $295,166,
respectively)
(aa)
............. 293 292,500
RBC Capital Markets LLC,
3.40%, Open (Purchased on
08/05/25 to be repurchased at USD
220,365, collateralized by Morgan
Stanley, 6.41%, due at 11/01/29, par
and fair value of USD 200,000 and
$208,739, respectively)
(aa)
...... 215 215,250
RBC Capital Markets LLC,
3.40%, Open (Purchased on
08/05/25 to be repurchased at
USD 922,538, collateralized by
Cigna Group (The), 3.40%, due
at 03/01/27, par and fair value
of USD 900,000 and $891,679,
respectively)
(aa)
............. 901 901,125
RBC Capital Markets LLC,
3.40%, Open (Purchased on
08/05/25 to be repurchased at
USD 419,473, collateralized by
Cooperatieve Rabobank UA, 4.80%,
due at 01/09/29, par and fair value
of USD 400,000 and $406,267,
respectively)
(aa)
............. 410 409,736
RBC Capital Markets LLC,
3.40%, Open (Purchased on
08/05/25 to be repurchased at USD
473,490, collateralized by CSX
Corp., 4.75%, due at 05/30/42, par
and fair value of USD 500,000 and
$456,691, respectively)
(aa)
...... 463 462,500
RBC Capital Markets LLC,
3.40%, Open (Purchased on
08/05/25 to be repurchased at USD
734,550, collateralized by Canadian
Imperial Bank of Commerce, 4.63%,
due at 09/11/30, par and fair value
of USD 700,000 and $700,776,
respectively)
(aa)
............. 718 717,500
RBC Capital Markets LLC,
3.40%, Open (Purchased on
08/05/25 to be repurchased at USD
305,209, collateralized by Penske
Truck Leasing Co. LP, 3.40%, due
at 11/15/26, par and fair value
of USD 300,000 and $297,810,
respectively)
(aa)
............. 298 298,125

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC, 3.40%, Open
(Purchased on 08/05/25 to be
repurchased at USD 2,395,861,
collateralized by Blackstone Private
Credit Fund, 4.95%, due at 09/26/27,
par and fair value of USD 2,300,000
and $2,271,259, respectively)
(aa)
.. USD 2,340 $ 2,340,250
RBC Capital Markets LLC, 3.40%, Open
(Purchased on 08/05/25 to be
repurchased at USD 317,495,
collateralized by Essential Utilities,
Inc., 4.80%, due at 08/15/27, par
and fair value of USD 300,000 and
$301,141, respectively)
(aa)
...... 310 310,125
RBC Capital Markets LLC,
3.40%, Open (Purchased on
08/05/25 to be repurchased at
USD 161,051, collateralized by
Met Tower Global Funding, 5.25%,
due at 04/12/29, par and fair value
of USD 150,000 and $152,883,
respectively)
(aa)
............. 157 157,313
RBC Capital Markets LLC,
3.40%, Open (Purchased on
08/05/25 to be repurchased at USD
91,371, collateralized by National
Health Investors, Inc., 3.00%, due
at 02/01/31, par and fair value
of USD 100,000 and $89,975,
respectively)
(aa)
............. 89 89,250
RBC Capital Markets LLC,
3.40%, Open (Purchased on
08/05/25 to be repurchased at USD
165,754, collateralized by Elevance
Health, Inc., 6.10%, due at 10/15/52,
par and fair value of USD 157,000
and $157,455, respectively)
(aa)
... 162 161,906
RBC Capital Markets LLC,
3.40%, Open (Purchased on
08/05/25 to be repurchased at
USD 301,214, collateralized by
Nationwide Building Society, 3.96%,
due at 07/18/30, par and fair value
of USD 300,000 and $293,247,
respectively)
(aa)
............. 294 294,222
RBC Capital Markets LLC,
3.40%, Open (Purchased on
08/05/25 to be repurchased at USD
301,754, collateralized by KKR
Group Finance Co. VI LLC, 3.75%,
due at 07/01/29, par and fair value
of USD 300,000 and $290,312,
respectively)
(aa)
............. 295 294,750
RBC Europe Ltd., 3.73%, Open
(Purchased on 04/29/25 to be
repurchased at USD 25,269,753,
collateralized by U.K. Treasury
Inflation Linked Bonds, 0.13%, due
at 03/22/46, par and fair value of
GBP 28,512,000 and $25,545,374,
respectively)
(aa)
............. GBP 18,415 24,374,552
Total Borrowed Bond Agreements — 0.7%
(Cost: $324,844,752) ............................. 325,255,186
Security
Par (000)
Pa r (000) Value
Foreign Government Obligations — 0.4%
Brazil — 0.3%
Letras do Tesouro Nacional Treasury
Bills
(ab)
14.56%, 07/01/26 ........... BRL 163 $ 30,443,674
12.89%, 10/01/26 ........... 735 132,938,376
163,382,050
Egypt — 0.1%
Arab Republic of Egypt Treasury Bills
(ab)
21.43%, 05/05/26 ........... EGP 69,250 1,243,414
22.61%, 06/02/26 ........... 49,350 870,580
22.29%, 06/23/26 ........... 1,525,175 26,554,770
21.32%, 07/21/26 ........... 34,475 589,818
20.05%, 11/17/26 ........... 134,450 2,131,697
31,390,279
Total Foreign Government Obligations — 0.4%
(Cost: $195,632,623) ............................. 194,772,329
Shares
Shares
Money Market Funds — 5.3%
(t)(ac)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.77%
(ad)
...... 689,324,338 689,462,203
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 3.55%
(l)
..... 1,748,303,137 1,748,303,137
Total Money Market Funds — 5.3%
(Cost: $2,437,787,333) ........................... 2,437,765,340
Par (000)
Pa r (000)
U.S. Treasury Obligations — 5.2%
U.S. Treasury Bills
(ab)
3.62%
, 04/14/26
(k)
..........
USD 100,000 99,868,917
3.62%
, 04/21/26
..........
1,145,990 1,143,680,587
3.63%
, 04/30/26
..........
1,145,990 1,142,639,639
Total U.S. Treasury Obligations — 5.2%
(Cost: $2,386,206,294) ........................... 2,386,189,143
Total Short-Term Securities — 11.6%
(Cost: $ 5,344,471,002) ........................... 5,343,981,998
Total Options Purchased — 0.2%
(Cost: $103,218,071 ) ............................. 83,247,048
Total Investments Before Options Written, Borrowed Bonds, TBA
Sale Commitments and Investments Sold Short — 143.8%
(Cost: $67,070,047,758) ........................... 66,561,792,194
Total Options Written — (0.5)%
(Premiums Received — $(190,771,588)) ............... (216,360,249)
Borrowed Bonds
Corporate Bonds — (0.4)%
Canada — (0.0)%
Bank of Nova Scotia (The):
1.35% ,  06/24/26 ............ (400) (397,574)
4.85% , 02/01/30 ............ (100) (101,146)
Bell Telephone Co. of Canada or Bell
Canada, 5.10% ,  05/11/33 ...... (148) (148,172)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Canada (continued)
Canadian Imperial Bank of Commerce,
(1-day SOFR + 1.34%),
4.63% ,  09/11/30
(a)
........... USD (700) $ (700,776)
Open Text Holdings, Inc.
(c)
:
4.13% ,  12/01/31 ............ (5,744) (4,901,877)
4.13% ,  02/15/30 ............ (7,783) (6,954,329)
Toronto-Dominion Bank (The), (5-
Year USD Swap Semi + 2.21%),
3.63% ,  09/15/31
(a)
........... (1,300) (1,292,455)
(14,496,329)
France — (0.0)%
Fnac Darty SA, 6.00% ,  04/01/29 ... EUR (7,000) (8,318,168)
Greece — (0.0)%
Intralot Capital Luxembourg SA,
6.75% ,  10/15/31 ............ (7,600) (8,391,019)
Ireland — (0.0)%
AerCap Ireland Capital DAC:
3.40% ,  10/29/33 ............ USD (1,800) (1,592,550)
6.15% ,  09/30/30 ............ (400) (420,355)
SMBC Aviation Capital Finance DAC
(c)
:
2.30% ,  06/15/28 ............ (1,900) (1,807,828)
5.45% ,  05/03/28 ............ (2,400) (2,433,366)
(6,254,099)
Japan — (0.0)%
Mizuho Financial Group, Inc.,
3.48% ,  04/12/26
(c)
........... (200) (199,939)
SoftBank Group Corp., (USISOA05 +
4.85%), 6.88%
(a)(q)
........... (7,000) (6,827,567)
(7,027,506)
Luxembourg — (0.1)%
Aegis Lux 1a SARL, 5.63%
,
(5.63%
Cash or 6.38% PIK), 10/29/31
(o)
.. EUR (7,300) (8,329,305)
Altice France Lux 3, 10.00% ,  01/15/33
(c)
USD (7,200) (6,543,561)
INEOS Finance plc, 7.50% ,  04/15/29
(c)
(2,950) (2,861,820)
(17,734,686)
Netherlands — (0.0)%
Cooperatieve Rabobank UA,
4.80% ,  01/09/29 ............ (400) (406,267)
Spain — (0.0)%
Telefonica Emisiones SA,
5.52% ,  03/01/49 ............ (400) (360,523)
Switzerland — (0.0)%
UBS Group AG, (1-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.20%), 5.96% ,  01/12/34
(a)
(c)
...................... (900) (938,986)
United Kingdom — (0.0)%
AstraZeneca plc, 4.38% ,  08/17/48 .. (100) (85,066)
Nationwide Building Society, (3-mo.
SOFR + 2.12%), 3.96% ,  07/18/30
(a)(c)
(300) (293,247)
(378,313)
United States — (0.3)%
Alexandria Real Estate Equities, Inc.,
4.50% ,  07/30/29 ............ (600) (596,519)
American Express Co., (1-day SOFR +
2.26%), 4.99% ,  05/26/33
(a)
..... (600) (596,906)
Americold Realty Operating Partnership
LP, 5.41% ,  09/12/34 .......... (100) (95,088)
Security
Par (000)
Par (000) Value
United States (continued)
Arch Capital Group US, Inc.,
5.14% ,  11/01/43 ............ USD (800) $ (738,475)
Aviation Capital Group LLC,
3.50% ,  11/01/27
(c)
........... (100) (98,188)
Bank of America Corp.
(a)
:
(1-day SOFR + 1.37%),
1.92% ,  10/24/31 .......... (100) (88,624)
(3-mo. CME Term SOFR + 1.25%),
2.50% ,  02/13/31 .......... (100) (92,432)
(1-day SOFR + 1.93%),
2.68% ,  06/19/41 .......... (2,500) (1,791,629)
(1-day SOFR + 2.16%),
5.02% ,  07/22/33 .......... (300) (301,772)
Blackstone Private Credit Fund,
4.95% ,  09/26/27
(c)
........... (2,300) (2,271,259)
CCO Holdings LLC, 4.50% ,  05/01/32 (3,950) (3,528,418)
CDW LLC, 5.55% ,  08/22/34 ....... (1,200) (1,179,264)
Celanese US Holdings LLC,
7.20% ,  11/15/33
(g)
........... (400) (426,694)
Charter Communications Operating
LLC, 5.05% ,  03/30/29 ......... (300) (301,517)
Cigna Group (The), 3.40% ,  03/01/27 . (900) (891,679)
Clear Channel Outdoor Holdings, Inc.,
7.50% ,  06/01/29
(c)
........... (1,335) (1,340,634)
Continental Resources, Inc.,
2.27% ,  11/15/26
(c)
........... (300) (295,166)
CSX Corp., 4.75% ,  05/30/42 ...... (500) (456,691)
Discovery Global Holdings, Inc.:
4.69% ,  05/17/33 ............ EUR (2,100) (2,253,904)
5.05% ,  03/15/42 ............ USD (4,100) (2,701,103)
Dominion Energy, Inc., Series C,
3.38% ,  04/01/30 ............ (1,300) (1,241,226)
Duke Energy Progress LLC,
3.45% ,  03/15/29 ............ (500) (489,097)
Elevance Health, Inc., 6.10% ,  10/15/52 (157) (157,455)
Essential Utilities, Inc., 4.80% ,  08/15/27 (300) (301,141)
FMC Corp., 3.20% ,  10/01/26 ...... (7,783) (7,706,628)
Ford Motor Co., 5.29% ,  12/08/46 ... (2,900) (2,269,622)
Ford Motor Credit Co. LLC,
5.11% ,  05/03/29 ............ (300) (297,150)
Goldman Sachs Group, Inc.
(The), (1-day SOFR + 1.42%),
5.02% ,  10/23/35
(a)
........... (200) (196,301)
Great Lakes Dredge & Dock Corp.,
5.25% ,  06/01/29
(c)
........... (8,696) (8,690,534)
Home Depot, Inc. (The),
5.88% ,  12/16/36 ............ (200) (212,908)
JPMorgan Chase & Co.
(a)
:
(1-day SOFR + 1.07%),
1.95% ,  02/04/32 .......... (200) (176,100)
(1-day SOFR + 1.02%),
2.07% ,  06/01/29 .......... (200) (190,299)
(1-day SOFR + 1.18%),
2.55% ,  11/08/32 .......... (1,300) (1,155,587)
(1-day SOFR + 1.58%),
3.33% ,  04/22/52 .......... (1,200) (816,880)
(1-day SOFR + 1.34%),
4.95% ,  10/22/35 .......... (6,900) (6,824,317)
KKR Group Finance Co. VI LLC,
3.75% ,  07/01/29
(c)
........... (300) (290,312)
Lowe's Cos., Inc., 1.70% ,  10/15/30 .. (600) (528,679)
Marsh & McLennan Cos., Inc.,
4.75% ,  03/15/39 ............ (800) (750,589)
Mauser Packaging Solutions Holding
Co., 9.25% ,  04/15/30
(c)
........ (576) (535,201)
McAfee Corp., 7.38% ,  02/15/30
(c)
... (1,520) (1,255,811)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Met Tower Global Funding,
5.25% ,  04/12/29
(c)
........... USD (150) $ (152,883)
Metropolitan Life Global Funding I,
5.05% ,  01/08/34
(c)
........... (3,800) (3,819,526)
MGM Resorts International,
6.50% ,  04/15/32 ............ (984) (992,123)
Mondelez International, Inc.,
4.75% ,  08/28/34 ............ (100) (97,802)
Morgan Stanley
(a)
:
(1-day SOFR + 1.49%),
3.22% ,  04/22/42 .......... (300) (226,170)
(1-day SOFR + 1.83%),
6.41% ,  11/01/29 .......... (200) (208,739)
Mosaic Co. (The), 4.05% ,  11/15/27 .. (2,000) (1,986,869)
Motorola Solutions, Inc.,
5.60% ,  06/01/32 ............ (100) (103,572)
National Fuel Gas Co., 4.75% ,  09/01/28 (200) (200,123)
National Health Investors, Inc.,
3.00% ,  02/01/31 ............ (100) (89,975)
NetApp, Inc., 2.70% ,  06/22/30 ..... (500) (459,140)
New York Life Insurance Co.,
3.75% ,  05/15/50
(c)
........... (800) (580,177)
Newell Brands, Inc., 6.63% ,  05/15/32 (695) (665,104)
Northwestern Mutual Global Funding,
4.71% ,  01/10/29
(c)
........... (100) (100,877)
Olympus Water US Holding Corp.,
7.25% ,  02/15/33
(c)
........... (1,000) (954,101)
Oncor Electric Delivery Co. LLC,
4.65% ,  11/01/29
(c)
........... (400) (401,973)
OneMain Finance Corp.,
6.50% ,  03/15/33 ............ (4,300) (4,110,482)
Oracle Corp., 4.90% ,  02/06/33 ..... (5,000) (4,738,445)
O'Reilly Automotive, Inc.,
1.75% ,  03/15/31 ............ (162) (141,298)
PBF Holding Co. LLC, 6.00% ,  02/15/28 (7,980) (7,943,710)
Penske Truck Leasing Co. LP,
3.40% ,  11/15/26
(c)
........... (300) (297,810)
Prologis LP, 2.13% ,  04/15/27 ...... (200) (196,096)
QUALCOMM, Inc., 4.80% ,  05/20/45 . (100) (88,367)
Rivian Holdings LLC,
10.00% ,  01/15/31
(c)
.......... (17,148) (16,662,288)
Sammons Financial Group, Inc.,
6.88% ,  04/15/34
(c)
........... (500) (529,383)
Sirius XM Radio LLC,
5.88% ,  04/15/32
(c)
........... (2,270) (2,254,951)
Targa Resources Corp.,
5.20% ,  07/01/27 ............ (300) (302,355)
Union Pacific Corp., 3.95% ,  08/15/59 (700) (507,356)
United Parcel Service, Inc.,
5.50% ,  05/22/54 ............ (1,000) (954,021)
Valaris Ltd., 8.38% ,  04/30/30
(c)
..... (6,487) (6,721,771)
Walt Disney Co. (The), 4.63% ,  03/23/40 (400) (374,670)
Warnermedia Holdings, Inc.,
4.28% ,  03/15/32 ............ (5,726) (5,067,510)
Weatherford International Ltd.,
8.63% ,  04/30/30
(c)
........... (5,034) (5,129,812)
Wells Fargo & Co.
(a)
:
(3-mo. CME Term SOFR + 1.57%),
3.58% ,  05/22/28 .......... (100) (99,055)
(1-day SOFR + 2.06%),
6.49% ,  10/23/34 .......... (1,100) (1,191,029)
Security
Par (000)
Par (000) Value
United States (continued)
Zayo Group Holdings, Inc.,
9.00%
,
(9.00% Cash or 1.88%
PIK), 09/09/30
(a)(c)(o)
.......... USD (994) $ (928,786)
(123,410,148)
Foreign Agency Obligations — (0.0)%
Denmark — (0.0)%
Orsted A/S, 4.13% ,  03/01/35 ...... EUR (10,000) (11,410,251)
Foreign Government Obligations — (0.2)%
Spain — (0.2)%
Bonos y Obligaciones del Estado
(c)
:
0.50% ,  10/31/31 ............ (40,000) (40,327,607)
0.70% ,  04/30/32 ............ (40,000) (40,201,665)
(80,529,272)
United Kingdom — (0.0)%
U.K. Treasury Inflation Linked Bonds,
0.13% ,  03/22/46 ............ GBP (28,512) (25,545,374)
Preferred Securities — (0.1)%
Japan — (0.0)%
SoftBank Group Corp., (5-Year
EURIBOR ICE Swap Rate + 4.46%),
6.50% ,  10/29/62
(a)
........... EUR (7,000) (6,932,682)
Spain — (0.1)%
(a)(q)
Banco Bilbao Vizcaya Argentaria SA,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.25%), 7.75% ............. USD (7,000) (7,169,575)
Banco Santander SA, (5-Year
EURIBOR ICE Swap Rate + 3.76%),
3.63% ................... EUR (2,800) (3,027,132)
(10,196,707)
Total Borrowed Bonds — (0.7)%
(Proceeds: $(350,905,513)) ........................
(322,330,330)
TBA Sale Commitments
Uniform Mortgage-Backed Securities
(v)
3.00% ,  04/25/56 ............ USD (1,075,963) (944,888,596)
3.50% , 04/25/56 ............ (234,612) (215,055,689)
5.00% ,  04/25/56 - 05/25/56 ..... (9,767,412) (9,624,803,897)
5.50% ,  04/25/56 ............ (12,051) (12,106,506)
6.00% ,  04/25/56 ............ (1,537,800) (1,567,522,598)
Total TBA Sale Commitments — (26.7)%
(Proceeds: $(12,431,519,391)) ...................... (12,364,377,286)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Investments Sold Short
(l)
Common Stocks
United States — (0.0)%
Ascent Resources - Utica LLC
(f)(l)
... (4,293,547) $ (4,293,547)
Total Common Stocks — (0.0)%
(Proceeds: $(4,293,547)) .......................... (4,293,547)
Total Investments Sold Short — (0.0)%
(Proceeds: $(4,293,547) ) .......................... (4,293,547)
Total Investments Net of Options Written, Borrowed Bonds, TBA
Sale Commitments and Investments Sold Short — 115.9%
(Cost: $54,092,557,719) ........................... 53,654,430,782
Liabilities in Excess of Other Assets — (15.9)% ........... (7,341,280,513)
Net Assets — 100.0% .............................. $ 46,313,150,269
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Non-income producing security.
(g)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)
Zero-coupon bond.
(i)
Rounds to less than 1,000.
(j)
All or a portion of this security is on loan.
(k)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(l)
All or a portion of the security is held by a wholly-owned subsidiary.
(m)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $676,740,251, representing 1.46% of its net assets as of period end, and an original cost of $426,094,389.
(n)
Investment does not issue shares.
(o)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(p)
Convertible security.
(q)
Perpetual security with no stated maturity date.
(r)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(s)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(t)
Affiliate of the Fund.
(u)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(v)
Represents or includes a TBA transaction.
(w)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(x)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(y)
All or a portion of the security has been pledged in connection with outstanding centrally cleared swaps.
(z)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(aa)
The amount to be repurchased assumes the maturity will be the day after the period end.
(ab)
Rates are discount rates or a range of discount rates as of period end.
(ac)
Annualized 7-day yield as of period end.
(ad)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 410,783,127 $ 278,779,650
(a)
$ — $ (44,581) $ (55,993) $ 689,462,203 689,324,338 $ 1,014,326
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 119,360,640 1,628,942,497
(a)
— — — 1,748,303,137 1,748,303,137 10,072,698 —
iShares 0-5 Year TIPS Bond
ETF ................ 41,129,039 — — — 417,758 41,546,797 401,690 — —
iShares AAA CLO Active ETF . 15,523,380 20,730,000 — — 31,120 36,284,500 700,000 277,801 —
iShares Bitcoin Trust ETF ... 100,685,235 8,144,201 (30,109,469) (12,930,399) (10,188,989) 55,600,579 1,447,178 — —
iShares China Large-Cap ETF 17,213,614 — — — (1,074,446) 16,139,168 449,559 — —
iShares Ethereum Trust ETF . 18,280,450 — — — (5,379,000) 12,901,450 815,000 — —
iShares Flexible Income Active
ETF ................ 111,344,700 200,023,502 — — (5,708,222) 305,659,980 5,886,000 2,147,472 —
iShares High Yield Muni Active
ETF ................ 19,277,280 — — — (277,200) 19,000,080 396,000 160,247 —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 401,508,454 — (300,429,393) (916,850) (2,607,807) 97,554,404 1,226,174 3,493,191 —
iShares iBoxx $ Investment
Grade Corporate Bond ETF 35,490,877 495,679,176 (149,091,968) (391,956) (331,427) 381,354,702 3,498,988 226,731 —
iShares MSCI Brazil ETF ... 9,469,493 — — — 1,973,184 11,442,677 298,064 — —
iShares Russell 2000 ETF ... — 33,134,448 — — 97,552 33,232,000 134,000 — —
$ (14,283,786) $ (23,103,470) $ 3,448,481,677 $ 17,392,466 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Citigroup Global Markets,
Inc. .............. (4.30) % 02/25/26 Open
(a)
$ 984,975 $ 980,857 Corporate Bonds Open/Demand
(a)
(a)
Certain agreements have no stated maturity and can be terminated by either party at any time.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bobl ............................................................... 5,120 06/08/26 $ 683,109 $ (9,475,190)
Euro-Schatz ............................................................. 1,270 06/08/26 155,234 (1,318,071)
Short Euro-BTP ........................................................... 5,809 06/08/26 710,712 (3,761,364)
Kosdaq 150 Index ......................................................... 324 06/11/26 3,881 (470,536)
OSE Nikkei 225 Index ....................................................... 6 06/11/26 1,996 (50,793)
Australia 3-Year Bond ....................................................... 5,157 06/15/26 368,812 (1,979,492)
U.S. Treasury Long Bond ..................................................... 4,142 06/18/26 470,635 (1,099,554)
U.S. Treasury Ultra Bond ..................................................... 5,656 06/18/26 657,864 (7,802,192)
Canada 10-Year Bond ....................................................... 1,360 06/19/26 117,327 (2,414,110)
EURO STOXX Bank Index .................................................... 1,481 06/19/26 19,998 (571,621)
U.S. Treasury 2-Year Note .................................................... 46,985 06/30/26 9,747,919 (34,337,542)
30-day Federal Funds ....................................................... 225 07/31/26 90,359 (258,164)
3-mo. SOFR ............................................................. 184 09/15/26 44,316 (72,353)
CBOE Volatility Index ....................................................... 45 10/21/26 1,103 57,792
CBOE Volatility Index ....................................................... 15 11/18/26 362 3,382
90-day Australia Bank Accepted Bills ............................................. 281 12/10/26 191,603 (289,128)
3-mo. CORRA ............................................................ 261 03/16/27 45,618 (85,047)
3-mo. SOFR ............................................................. 4,146 03/16/27 998,927 (1,182,161)
3-mo. SOFR ............................................................. 187 06/15/27 45,062 (164,086)
3-mo. SOFR ............................................................. 2,527 03/14/28 610,271 (442,648)
3-mo. SOFR ............................................................. 2,527 03/20/29 609,607 128,076
(65,584,802)
Short Contracts
CBOE Volatility Index ....................................................... 30 04/15/26 751 (90,554)
CME Bitcoin
(a)
............................................................ 48 04/24/26 16,328 1,655,567
CBOE Volatility Index ....................................................... 30 05/19/26 732 8,258
Euro-BTP ............................................................... 534 06/08/26 71,771 2,468,084
Euro-Bund .............................................................. 10,945 06/08/26 1,586,281 31,961,274
Euro-Buxl ............................................................... 170 06/08/26 21,665 (130,877)
Euro-OAT ............................................................... 987 06/08/26 135,404 3,364,829
KOSPI 200 Index .......................................................... 61 06/11/26 7,460 774,909
SGX Nikkei 225 Index ....................................................... 144 06/11/26 24,027 309,050
Australia 10-Year Bond ...................................................... 1,804 06/15/26 134,118 795,665
Japan 10-Year Bond ........................................................ 100 06/15/26 82,108 899,848
Korea 10-Year Bond ........................................................ 623 06/16/26 44,173 527,680
Korea 3-Year Bond ......................................................... 633 06/16/26 42,783 284,314
Nasdaq-100 E-Mini Index ..................................................... 211 06/18/26 100,921 2,062,190
Russell 2000 E-Mini Index .................................................... 574 06/18/26 72,100 29,232
S&P 500 E-Mini Index ....................................................... 2,891 06/18/26 949,802 14,338,786
U.S. Treasury 10-Year Note ................................................... 44,091 06/18/26 4,893,412 56,619,353
U.S. Treasury 10-Year Ultra Note ............................................... 12,469 06/18/26 1,414,452 24,048,045
EURO STOXX 50 Index ..................................................... 1,604 06/19/26 101,876 1,691,661
Long Gilt ................................................................ 1,488 06/26/26 172,904 3,837,688
U.S. Treasury 5-Year Note .................................................... 41,511 06/30/26 4,490,323 13,632,364
159,087,366
$ 93,502,564
(a)
All or a portion of the security is held by a wholly-owned subsidiary.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 147,703,376 USD 28,274,000 Barclays Bank plc 04/02/26 $ 240,991
BRL 1,254,711,955 USD 238,950,425 BNP Paribas SA 04/02/26 3,278,973
BRL 146,202,324 USD 27,906,000 Citibank NA 04/02/26 319,205
BRL 196,630,830 USD 37,102,642 Deutsche Bank AG 04/02/26 858,077
BRL 127,361,860 USD 24,031,900 HSBC Bank plc 04/02/26 556,044
BRL 255,656,929 USD 48,844,231 JPMorgan Chase Bank NA 04/02/26 511,818
BRL 70,752,383 USD 12,855,889 Morgan Stanley & Co. International plc 04/02/26 803,268
BRL 93,154,023 USD 17,779,861 State Street Bank and Trust Co. 04/02/26 204,062
USD 221,611,872 BRL 1,147,531,285 Citibank NA 04/02/26 74,321
USD 18,705,000 INR 1,735,453,641 Citibank NA 04/02/26 407,936
GBP 2,599,500 USD 3,427,424 Barclays Bank plc 04/08/26 13,225
GBP 7,798,500 USD 10,284,951 HSBC Bank plc 04/08/26 36,997
GBP 2,599,500 USD 3,425,924 JPMorgan Chase Bank NA 04/08/26 14,725
USD 41,999,670 THB 1,324,879,590 Citibank NA 04/09/26 1,806,739
EUR 116,931 USD 135,075 Credit Agricole Corporate & Investment Bank SA 04/16/26 173
USD 3,194,467 EUR 2,725,715 JPMorgan Chase Bank NA 04/16/26 41,775
USD 15,601,572 EUR 13,312,082 Morgan Stanley & Co. International plc 04/16/26 204,178
USD 436,426 EUR 371,456 Societe Generale SA 04/16/26 6,782
USD 1,054,325 EUR 899,316 State Street Bank and Trust Co. 04/16/26 14,133
ARS 9,604,910,193 USD 6,193,919 Citibank NA 04/23/26 515,207
COP 62,697,600,420 GBP 12,598,000 Morgan Stanley & Co. International plc 04/24/26 285,520
COP 120,450,424,000 USD 32,414,000 HSBC Bank plc 04/24/26 167,840
COP 114,954,938,049 USD 30,757,174 Morgan Stanley & Co. International plc 04/24/26 338,136
HUF 1,569,160,954 EUR 4,031,000 Morgan Stanley & Co. International plc 04/24/26 46,480
HUF 4,660,107,450 USD 13,917,000 Barclays Bank plc 04/24/26 73,379
HUF 21,278,539,895 USD 63,349,844 JPMorgan Chase Bank NA 04/24/26 531,694
JPY 2,285,176,410 USD 14,426,800 Bank of America NA 04/24/26 3,111
THB 618,715,802 USD 18,718,900 Morgan Stanley & Co. International plc 04/24/26 76,041
USD 23,562,716 AUD 33,531,500 ANZ Banking Group Ltd. 04/24/26 434,080
USD 7,361,446 AUD 10,532,750 Bank of America NA 04/24/26 96,392
USD 27,636,504 AUD 40,059,000 Barclays Bank plc 04/24/26 5,469
USD 38,283,000 CAD 52,456,369 JPMorgan Chase Bank NA 04/24/26 537,859
USD 28,622,079 GBP 21,369,300 Natwest Markets plc 04/24/26 338,576
USD 13,211,000 SGD 16,803,745 HSBC Bank plc 04/24/26 119,439
ZAR 237,666,176 USD 13,917,000 Morgan Stanley & Co. International plc 04/24/26 104,092
IDR 454,382,750,161 USD 26,665,654 BNP Paribas SA 04/27/26 97,943
IDR 173,533,206,156 USD 10,212,041 Goldman Sachs International 04/27/26 9,238
MXN 232,167,251 USD 12,809,966 UBS AG 04/27/26 116,533
TRY 624,775,954 USD 13,500,787 Barclays Bank plc 04/27/26 98,756
TRY 17,609,324 USD 382,600 HSBC Bank plc 04/27/26 703
USD 1,506,200 CNY 10,346,570 BNP Paribas SA 04/27/26 1,003
USD 5,788,633 CZK 119,415,319 Canadian Imperial Bank of Commerce 04/27/26 163,037
USD 5,793,507 CZK 119,178,601 Deutsche Bank AG 04/27/26 179,063
USD 40,951,939 CZK 845,077,260 HSBC Bank plc 04/27/26 1,140,772
USD 25,715,081 HUF 8,413,974,628 Credit Agricole Corporate & Investment Bank SA 04/27/26 460,831
USD 99,094,330 IDR 1,679,589,432,166 BNP Paribas SA 04/27/26 164,833
USD 2,112,308 IDR 35,721,655,025 Standard Chartered Bank 04/27/26 8,267
USD 35,585,098 INR 3,290,888,504 Bank of America NA 04/27/26 621,833
USD 261,226,760 MXN 4,604,121,637 Citibank NA 04/27/26 4,880,639
USD 27,375,287 MXN 485,092,756 Toronto Dominion Bank 04/27/26 366,521
USD 921,581 PEN 3,167,752 Bank of America NA 04/27/26 12,563
USD 39,766,543 PEN 133,679,212 Societe Generale SA 04/27/26 1,405,974
USD 5,552,601 PHP 332,062,222 Bank of America NA 04/27/26 81,075
USD 64,575,720 PHP 3,825,594,131 Citibank NA 04/27/26 1,539,833
USD 128,129,872 PHP 7,593,809,046 HSBC Bank plc 04/27/26 3,003,559
USD 167,923,454 PLN 601,568,982 Deutsche Bank AG 04/27/26 5,878,693
USD 2,526,521 PLN 9,337,761 HSBC Bank plc 04/27/26 11,206
USD 162,905,190 THB 5,058,043,231 JPMorgan Chase Bank NA 04/27/26 9,214,518
USD 440,931 TRY 20,206,257 Citibank NA 04/27/26 1,100
USD 8,130,466 UYU 312,363,720 HSBC Bank plc 04/27/26 445,297
CZK 832,020,567 USD 39,039,418 Bank of America NA 04/28/26 157,168
EUR 19,892,401 USD 22,831,044 Canadian Imperial Bank of Commerce 04/28/26 191,830
EUR 6,954,951 USD 7,994,113 Societe Generale SA 04/28/26 55,341

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
IDR 142,030,977,144 USD 8,342,054 Standard Chartered Bank 04/28/26 $ 23,429
USD 63,322,003 CZK 1,300,230,575 Morgan Stanley & Co. International plc 04/28/26 2,067,988
USD 73,545,646 EUR 62,195,388 Barclays Bank plc 04/28/26 1,562,551
USD 54,189,908 EUR 45,829,130 Deutsche Bank AG 04/28/26 1,148,633
USD 4,960,842 EUR 4,188,179 State Street Bank and Trust Co. 04/28/26 113,568
USD 7,844,055 EUR 6,744,592 UBS AG 04/28/26 38,065
USD 16,449 GBP 12,322 UBS AG 04/28/26 140
USD 29,996,596 IDR 507,419,422,756 Citibank NA 04/28/26 110,099
USD 8,528,428 INR 780,099,572 HSBC Bank plc 04/28/26 242,323
USD 112,564 MXN 1,993,500 Morgan Stanley & Co. International plc 04/28/26 1,580
USD 45,166,781 MXN 786,946,283 State Street Bank and Trust Co. 04/28/26 1,355,230
USD 13,492,994 PEN 45,403,924 Societe Generale SA 04/28/26 464,557
USD 28,976,104 PHP 1,737,696,943 JPMorgan Chase Bank NA 04/28/26 345,512
USD 906,048 PLN 3,350,579 Citibank NA 04/28/26 3,504
USD 64,595,857 PLN 230,954,283 HSBC Bank plc 04/28/26 2,383,778
USD 112,105 TWD 3,569,700 HSBC Bank plc 04/28/26 772
USD 115,388,447 ZAR 1,854,938,516 Barclays Bank plc 04/28/26 5,991,654
USD 20,638,911 ZAR 342,309,325 Goldman Sachs International 04/28/26 450,888
USD 280,258,873 ZAR 4,568,387,786 Societe Generale SA 04/28/26 10,833,786
USD 11,776,436 ZAR 191,064,038 State Street Bank and Trust Co. 04/28/26 508,250
USD 13,891,000 PEN 48,083,697 HSBC Bank plc 05/04/26 97,994
BRL 188,678,802 USD 35,524,034 Barclays Bank plc 05/05/26 663,135
BRL 912,690,943 USD 172,727,933 BNP Paribas SA 05/05/26 2,319,297
USD 12,431,737 EGP 681,880,753 Citibank NA 05/21/26 464,599
INR 12,551,666,376 USD 131,703,433 Citibank NA 05/27/26 953,723
USD 43,160,100 INR 4,076,881,466 Citibank NA 05/27/26 71,997
BRL 58,773,865 USD 10,572,360 JPMorgan Chase Bank NA 06/02/26 622,961
USD 9,478,601 CLP 8,407,212,359 Citibank NA 06/09/26 395,844
USD 46,699,745 CZK 979,795,022 Citibank NA 06/09/26 521,317
USD 27,213,311 CZK 563,850,824 HSBC Bank plc 06/09/26 638,625
USD 12,147,454 HUF 3,957,129,713 Societe Generale SA 06/09/26 304,437
USD 53,848,973 IDR 911,446,640,019 HSBC Bank plc 06/09/26 258,645
USD 37,333,040 IDR 631,712,369,840 Standard Chartered Bank 06/09/26 190,248
USD 53,426,879 INR 4,941,932,881 Goldman Sachs International 06/09/26 1,297,518
USD 37,333,040 INR 3,467,866,086 Standard Chartered Bank 06/09/26 752,688
USD 53,739,738 MXN 940,469,383 Barclays Bank plc 06/09/26 1,582,286
USD 54,386,158 MYR 213,248,126 Credit Agricole Corporate & Investment Bank SA 06/09/26 1,610,321
USD 33,028,147 PEN 113,061,595 Citibank NA 06/09/26 659,220
USD 23,366,595 PLN 86,288,840 BNP Paribas SA 06/09/26 127,315
USD 23,333,150 PLN 85,543,528 HSBC Bank plc 06/09/26 294,597
USD 38,965,634 PLN 141,376,033 State Street Bank and Trust Co. 06/09/26 890,291
USD 48,105,766 THB 1,509,496,400 Deutsche Bank AG 06/09/26 2,082,362
USD 23,366,595 THB 740,253,730 Morgan Stanley & Co. International plc 06/09/26 796,818
USD 38,155,292 ZAR 620,951,508 HSBC Bank plc 06/09/26 1,648,889
AUD 73,083 USD 50,000 Morgan Stanley & Co. International plc 06/17/26 367
BRL 239,284,319 USD 44,655,927 HSBC Bank plc 06/17/26 759,194
BRL 852,744,402 USD 159,719,873 JPMorgan Chase Bank NA 06/17/26 2,127,298
BRL 492,740,350 USD 92,101,000 Morgan Stanley & Co. International plc 06/17/26 1,418,971
CAD 138,787 USD 100,000 Wells Fargo Bank NA 06/17/26 102
EUR 41,217,002 AUD 67,518,812 JPMorgan Chase Bank NA 06/17/26 1,276,241
EUR 32,970,210 AUD 53,932,175 Wells Fargo Bank NA 06/17/26 1,074,173
EUR 99,386,300 USD 114,917,397 Bank of America NA 06/17/26 362,408
EUR 24,734,071 USD 28,528,552 BNP Paribas SA 06/17/26 160,904
EUR 200,043,233 USD 231,122,540 JPMorgan Chase Bank NA 06/17/26 910,899
EUR 43,417 USD 50,000 Standard Chartered Bank 06/17/26 360
EUR 37,107,618 USD 42,888,635 Wells Fargo Bank NA 06/17/26 153,103
GBP 75,611 USD 100,000 Natwest Markets plc 06/17/26 56
JPY 3,658,282,276 AUD 32,984,581 Citibank NA 06/17/26 467,869
JPY 7,131,228,750 AUD 65,059,154 Morgan Stanley & Co. International plc 06/17/26 387,536
JPY 14,191,500,000 AUD 126,147,227 Natwest Markets plc 06/17/26 3,061,833
JPY 7,324,000,000 EUR 39,888,135 BNP Paribas SA 06/17/26 180,051
JPY 3,819,887,364 NZD 41,212,763 Citibank NA 06/17/26 477,762
JPY 23,865,588 USD 150,000 Canadian Imperial Bank of Commerce 06/17/26 1,350

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPY 3,265,314,208 USD 20,611,726 Citibank NA 06/17/26 $ 96,071
JPY 3,252,334,498 USD 20,581,647 Natwest Markets plc 06/17/26 43,836
JPY 7,891,702 USD 50,000 Standard Chartered Bank 06/17/26 47
JPY 2,454,137,849 USD 15,495,476 UBS AG 06/17/26 68,045
JPY 3,267,805,219 USD 20,715,364 Wells Fargo Bank NA 06/17/26 8,230
NOK 485,729 USD 50,000 Bank of Montreal 06/17/26 131
NOK 974,500 USD 100,000 Morgan Stanley & Co. International plc 06/17/26 576
NZD 348,885 USD 200,000 Goldman Sachs International 06/17/26 1,029
SEK 476,187 USD 50,000 Bank of Montreal 06/17/26 497
TRY 1,051,004,128 USD 21,441,100 UBS AG 06/17/26 252,171
USD 100,000 AUD 142,580 Bank of Montreal 06/17/26 1,738
USD 3,648,266 AUD 5,167,000 Barclays Bank plc 06/17/26 87,317
USD 407,779,835 AUD 577,835,000 HSBC Bank plc 06/17/26 9,552,440
USD 50,000 AUD 71,895 JPMorgan Chase Bank NA 06/17/26 452
USD 50,000 AUD 70,649 Morgan Stanley & Co. International plc 06/17/26 1,311
USD 28,336,153 AUD 40,196,432 Natwest Markets plc 06/17/26 633,919
USD 77,433,348 AUD 109,941,832 UBS AG 06/17/26 1,664,574
USD 50,000 CAD 68,196 Citibank NA 06/17/26 812
USD 50,000 CAD 69,313 Natwest Markets plc 06/17/26 7
USD 50,000 CAD 68,088 Standard Chartered Bank 06/17/26 890
USD 53,350,642 CAD 72,774,000 Wells Fargo Bank NA 06/17/26 861,257
USD 100,000 CHF 78,150 UBS AG 06/17/26 1,438
USD 137,288,946 EUR 118,184,021 Bank of America NA 06/17/26 205,354
USD 914,881,718 EUR 785,352,036 Societe Generale SA 06/17/26 3,938,959
USD 50,000 EUR 43,039 Standard Chartered Bank 06/17/26 79
USD 23,987,750 EUR 20,579,038 Wells Fargo Bank NA 06/17/26 117,785
USD 9,690,592 GBP 7,229,000 Barclays Bank plc 06/17/26 124,498
USD 100,000 GBP 75,020 Deutsche Bank AG 06/17/26 727
USD 83,979,412 GBP 62,523,000 HSBC Bank plc 06/17/26 1,243,089
USD 40,494,683 GBP 30,294,711 JPMorgan Chase Bank NA 06/17/26 405,867
USD 225,579,358 GBP 168,267,106 Natwest Markets plc 06/17/26 2,912,472
USD 50,000 GBP 37,431 Royal Bank of Canada 06/17/26 468
USD 50,000 GBP 37,334 Standard Chartered Bank 06/17/26 596
USD 2,279,982,078 GBP 1,716,673,000 State Street Bank and Trust Co. 06/17/26 8,318,653
USD 56,795,730 GBP 42,512,000 Wells Fargo Bank NA 06/17/26 539,847
USD 9,924,602 HKD 77,345,258 Goldman Sachs International 06/17/26 20,973
USD 5,813,724 HKD 45,329,664 JPMorgan Chase Bank NA 06/17/26 9,513
USD 176,722,589 HKD 1,378,878,000 Morgan Stanley & Co. International plc 06/17/26 164,946
USD 46,045,987 IDR 775,000,000,000 Bank of America NA 06/17/26 494,587
USD 15,385,011 IDR 260,822,100,000 BNP Paribas SA 06/17/26 54,931
USD 23,123,551 IDR 389,100,000,000 Citibank NA 06/17/26 253,809
USD 46,386,236 IDR 781,840,000,000 HSBC Bank plc 06/17/26 432,808
USD 23,152,090 IDR 390,460,000,000 Morgan Stanley & Co. International plc 06/17/26 202,413
USD 67,728,496 IDR 1,150,741,011,289 UBS AG 06/17/26 92,543
USD 68,428,633 INR 6,366,600,000 Bank of America NA 06/17/26 1,346,767
USD 74,877,298 INR 6,972,424,235 BNP Paribas SA 06/17/26 1,412,148
USD 20,611,726 JPY 3,242,902,543 Citibank NA 06/17/26 46,059
USD 7,109,346 JPY 1,100,000,000 Goldman Sachs International 06/17/26 133,424
USD 44,548,504 JPY 7,020,000,000 HSBC Bank plc 06/17/26 29,440
USD 10,229,556 JPY 1,611,319,301 JPMorgan Chase Bank NA 06/17/26 10,977
USD 4,729,384 JPY 745,662,000 Morgan Stanley & Co. International plc 06/17/26 584
USD 91,075,478 KRW 135,350,000,000 Citibank NA 06/17/26 902,060
USD 120,961,018 MXN 2,166,899,306 Barclays Bank plc 06/17/26 865,417
USD 32,442,302 MXN 584,399,407 Citibank NA 06/17/26 53,258
USD 50,000 NOK 483,150 Bank of Montreal 06/17/26 135
USD 100,000 NOK 954,229 Standard Chartered Bank 06/17/26 1,516
USD 27,120,370 NZD 46,200,000 Goldman Sachs International 06/17/26 499,702
USD 200,000 NZD 345,153 Standard Chartered Bank 06/17/26 1,121
USD 290,085,345 PHP 17,379,303,100 BNP Paribas SA 06/17/26 4,765,642
USD 505,615 PHP 30,303,000 Citibank NA 06/17/26 8,124
USD 24,734,071 SEK 228,550,236 Citibank NA 06/17/26 497,627
USD 50,000 SEK 466,563 Morgan Stanley & Co. International plc 06/17/26 524
USD 150,000 SEK 1,392,374 Standard Chartered Bank 06/17/26 2,347

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 45,668,066 SGD 58,025,000 State Street Bank and Trust Co. 06/17/26 $ 293,563
USD 22,616,822 THB 726,000,000 Citibank NA 06/17/26 465,413
USD 49,143,532 ZAR 827,371,359 Citibank NA 06/17/26 532,330
USD 20,914,173 ZAR 347,413,693 Goldman Sachs International 06/17/26 502,303
USD 13,191,477 ZAR 224,400,215 JPMorgan Chase Bank NA 06/17/26 7,114
USD 12,627,331 ZAR 212,832,401 Morgan Stanley & Co. International plc 06/17/26 122,621
USD 7,213,164 ZAR 120,594,004 Societe Generale SA 06/17/26 127,809
ZAR 140,885,263 USD 8,244,690 Barclays Bank plc 06/17/26 32,853
ZAR 99,025,936 USD 5,771,283 Citibank NA 06/17/26 46,866
AUD 34,000,000 USD 23,332,840 Goldman Sachs International 06/18/26 98,564
CNY 97,000,000 USD 14,105,821 BNP Paribas SA 06/18/26 53,699
EUR 2,000,000 USD 2,311,574 UBS AG 06/18/26 8,358
JPY 800,000,000 USD 5,059,226 Deutsche Bank AG 06/18/26 14,592
JPY 1,840,000,000 USD 11,606,709 JPMorgan Chase Bank NA 06/18/26 63,074
SGD 3,300,000 USD 2,576,859 Bank of America NA 06/18/26 3,856
USD 4,943,435 AUD 7,000,000 BNP Paribas SA 06/18/26 119,322
USD 326,877,871 AUD 457,617,304 Natwest Markets plc 06/18/26 11,506,818
USD 1,406,216 AUD 2,000,000 UBS AG 06/18/26 27,898
USD 14,176,455 CNY 97,000,000 HSBC Bank plc 06/18/26 16,935
USD 93,903,878 EUR 80,950,000 JPMorgan Chase Bank NA 06/18/26 4,636
USD 33,685,703 INR 3,000,385,600 BNP Paribas SA 06/18/26 2,076,494
USD 5,708,356 JPY 900,000,000 Societe Generale SA 06/18/26 310
USD 20,914,173 MYR 82,642,355 Credit Agricole Corporate & Investment Bank SA 06/18/26 455,913
USD 73,916,185 MYR 289,677,529 Morgan Stanley & Co. International plc 06/18/26 2,206,002
USD 87,549,314 SGD 110,870,000 Goldman Sachs International 06/18/26 845,125
INR 2,214,849,000 USD 23,180,000 Citibank NA 07/06/26 97,777
COP 7,577,236,851 USD 1,968,881 JPMorgan Chase Bank NA 07/07/26 48,634
USD 4,938,119 COP 18,493,255,044 JPMorgan Chase Bank NA 07/07/26 14,105
NGN 19,851,378,837 USD 13,289,626 Citibank NA 07/28/26 429,762
MXN 201,134,800 USD 10,961,345 Goldman Sachs International 08/18/26 125,713
MXN 2,029,454,000 USD 107,774,301 Morgan Stanley & Co. International plc 08/18/26 4,094,331
USD 125,155,775 MXN 2,230,588,800 HSBC Bank plc 08/18/26 2,200,084
USD 1,087,760,512 EUR 905,452,232 BNP Paribas SA 09/16/26 33,874,928
USD 1,087,742,402 EUR 905,452,232 Deutsche Bank AG 09/16/26 33,856,820
USD 16,748,548 INR 1,500,000,000 Bank of America NA 09/17/26 1,113,588
USD 11,921,293 INR 1,104,000,000 Citibank NA 09/17/26 413,962
USD 32,596,235 INR 3,000,385,600 Goldman Sachs International 09/17/26 1,322,295
USD 335,031,427 HKD 2,587,900,000 Citibank NA 12/16/26 1,889,761
245,589,582
BRL 777,630,478 USD 150,178,967 Citibank NA 04/02/26 (52,906)
INR 1,759,018,200 USD 18,705,000 Barclays Bank plc 04/02/26 (159,493)
USD 35,524,034 BRL 187,495,851 Barclays Bank plc 04/02/26 (673,124)
USD 172,727,933 BRL 906,982,285 BNP Paribas SA 04/02/26 (2,370,244)
USD 68,061,434 BRL 380,443,000 Deutsche Bank AG 04/02/26 (5,385,287)
USD 56,948,032 BRL 312,411,204 JPMorgan Chase Bank NA 04/02/26 (3,364,757)
USD 27,949,000 BRL 147,039,689 Societe Generale SA 04/02/26 (437,862)
USD 17,198,617 GBP 12,997,500 Barclays Bank plc 04/08/26 (4,629)
EUR 275,441 USD 322,812 Canadian Imperial Bank of Commerce 04/16/26 (4,223)
EUR 1,967,260 USD 2,290,727 Wells Fargo Bank NA 04/16/26 (15,299)
THB 2,622,229,533 USD 84,655,863 Barclays Bank plc 04/17/26 (5,048,814)
THB 824,984,915 USD 26,625,347 Citibank NA 04/17/26 (1,580,012)
THB 413,721,131 USD 13,352,304 JPMorgan Chase Bank NA 04/17/26 (792,337)
EGP 29,027,002 USD 548,300 Citibank NA 04/20/26 (27,233)
EGP 985,696,664 USD 20,054,866 Societe Generale SA 04/20/26 (2,360,504)
ARS 398,691,000 USD 279,000 Citibank NA 04/23/26 (510)
CHF 22,692,875 USD 28,923,100 Natwest Markets plc 04/24/26 (469,687)
CLP 113,949,797,376 USD 123,130,400 UBS AG 04/24/26 (54,819)
CNY 210,017,964 USD 30,563,000 JPMorgan Chase Bank NA 04/24/26 (17,401)
CNY 1,075,158,734 USD 156,386,725 UBS AG 04/24/26 (12,636)
CZK 564,332,138 USD 26,811,000 HSBC Bank plc 04/24/26 (226,640)
CZK 1,234,012,022 USD 58,568,307 Societe Generale SA 04/24/26 (436,903)
EUR 12,412,600 HUF 4,851,830,633 Canadian Imperial Bank of Commerce 04/24/26 (202,975)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 4,031,000 HUF 1,554,995,335 Citibank NA 04/24/26 $ (3,953)
EUR 19,297,210 USD 22,443,861 Morgan Stanley & Co. International plc 04/24/26 (114,488)
EUR 15,970,564 USD 18,512,956 Natwest Markets plc 04/24/26 (32,944)
IDR 102,131,926,800 USD 6,019,800 Barclays Bank plc 04/24/26 (3,719)
IDR 422,227,799,345 USD 143,118,762 Citibank NA 04/24/26 (437,433)
INR 14,095,977,479 USD 150,408,433 JPMorgan Chase Bank NA 04/24/26 (547,246)
KRW 53,816,375,650 USD 35,885,000 HSBC Bank plc 04/24/26 (88,069)
MXN 1,495,750,162 USD 84,050,268 Bank of America NA 04/24/26 (749,644)
MXN 2,541,499,472 USD 142,612,618 Goldman Sachs International 04/24/26 (1,072,609)
MYR 876,958,827 USD 223,816,759 Credit Agricole Corporate & Investment Bank SA 04/24/26 (7,044,013)
PEN 31,062,577 USD 8,965,000 Citibank NA 04/24/26 (49,918)
PLN 388,738,502 USD 105,774,004 UBS AG 04/24/26 (1,058,808)
RON 123,502,088 USD 28,062,438 HSBC Bank plc 04/24/26 (96,484)
SGD 16,807,420 USD 13,211,000 Canadian Imperial Bank of Commerce 04/24/26 (116,576)
THB 6,864,984,564 USD 209,989,740 HSBC Bank plc 04/24/26 (1,449,756)
USD 32,378,000 CLP 30,192,485,000 Citibank NA 04/24/26 (232,480)
USD 2,212,500 COP 8,269,218,750 Morgan Stanley & Co. International plc 04/24/26 (24,324)
USD 18,705,000 INR 1,762,946,250 Barclays Bank plc 04/24/26 (37,738)
USD 131,703,433 INR 12,480,217,264 Citibank NA 04/24/26 (979,824)
USD 18,525,000 MXN 336,121,305 Goldman Sachs International 04/24/26 (194,112)
USD 16,956,814 MXN 306,188,172 JPMorgan Chase Bank NA 04/24/26 (95,275)
USD 29,498,186 MXN 532,070,582 Morgan Stanley & Co. International plc 04/24/26 (133,642)
USD 13,808,000 PEN 48,327,310 Deutsche Bank AG 04/24/26 (62,128)
USD 32,271,000 PHP 1,968,208,290 Barclays Bank plc 04/24/26 (167,305)
USD 36,902,000 THB 1,216,105,410 Citibank NA 04/24/26 (40,050)
USD 7,358,000 TRY 337,353,999 UBS AG 04/24/26 (17,014)
USD 18,525,000 ZAR 319,096,830 Bank of America NA 04/24/26 (300,085)
ZAR 546,454,390 USD 32,343,000 Citibank NA 04/24/26 (104,979)
ZAR 2,039,968,970 USD 121,144,774 Goldman Sachs International 04/24/26 (797,015)
ZAR 1,033,995,232 USD 61,452,300 HSBC Bank plc 04/24/26 (451,858)
IDR 302,921,543,278 USD 17,961,043 Citibank NA 04/27/26 (118,661)
INR 3,336,833,787 USD 35,858,572 Standard Chartered Bank 04/27/26 (407,172)
MXN 504,660,872 USD 28,189,501 Barclays Bank plc 04/27/26 (91,230)
MXN 738,857,399 USD 42,516,754 Morgan Stanley & Co. International plc 04/27/26 (1,378,999)
PEN 86,707,513 USD 25,818,390 Societe Generale SA 04/27/26 (936,813)
PHP 230,039,772 USD 3,890,407 Barclays Bank plc 04/27/26 (99,947)
PHP 606,656,172 USD 10,025,718 Citibank NA 04/27/26 (29,595)
PHP 424,896,578 USD 7,028,893 Goldman Sachs International 04/27/26 (27,697)
PHP 424,928,365 USD 7,033,491 JPMorgan Chase Bank NA 04/27/26 (31,772)
THB 1,211,114,933 USD 38,303,270 Barclays Bank plc 04/27/26 (1,503,057)
USD 1,199,573 CNY 8,255,544 Credit Agricole Corporate & Investment Bank SA 04/27/26 (1,426)
USD 33,436,700 CNY 230,871,018 HSBC Bank plc 04/27/26 (149,917)
USD 27,008,574 CNY 187,095,524 UBS AG 04/27/26 (209,679)
USD 6,322,194 COP 23,603,911,658 JPMorgan Chase Bank NA 04/27/26 (56,928)
USD 119,655,553 COP 450,951,865,578 Morgan Stanley & Co. International plc 04/27/26 (2,217,346)
USD 2,090,626 CZK 44,697,208 Morgan Stanley & Co. International plc 04/27/26 (15,037)
USD 1,079,838 HUF 372,344,717 Toronto Dominion Bank 04/27/26 (37,742)
USD 19,986,186 IDR 340,315,786,998 BNP Paribas SA 04/27/26 (58,754)
USD 4,440,930 IDR 75,455,841,006 Morgan Stanley & Co. International plc 04/27/26 (3,494)
USD 7,310,633 PLN 27,295,929 UBS AG 04/27/26 (42,077)
USD 41,970 TRY 1,942,253 Barclays Bank plc 04/27/26 (307)
AUD 1,073,656 USD 754,638 State Street Bank and Trust Co. 04/28/26 (14,111)
CLP 397,438,600 USD 437,004 Royal Bank of Canada 04/28/26 (7,703)
EUR 4,042,375 USD 4,689,029 HSBC Bank plc 04/28/26 (10,504)
EUR 4,498,605 USD 5,219,150 Morgan Stanley & Co. International plc 04/28/26 (12,598)
INR 602,528,501 USD 6,487,661 Goldman Sachs International 04/28/26 (87,691)
JPY 216,422,311 USD 1,377,952 Barclays Bank plc 04/28/26 (10,770)
MXN 210,456,663 USD 11,831,020 HSBC Bank plc 04/28/26 (114,295)
PEN 45,403,924 USD 13,119,488 Citibank NA 04/28/26 (91,051)
USD 743,771 CNY 5,124,200 UBS AG 04/28/26 (1,746)
USD 77,320,518 COP 290,163,510,498 Citibank NA 04/28/26 (1,074,699)
USD 219,061 HUF 73,383,700 UBS AG 04/28/26 (1,181)
USD 12,476,095 ZAR 212,557,402 Goldman Sachs International 04/28/26 (59,683)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
ZAR 327,561,535 USD 19,588,460 Goldman Sachs International 04/28/26 $ (270,202)
ZAR 5,783,467 USD 348,028 Morgan Stanley & Co. International plc 04/28/26 (6,942)
ZAR 182,832,383 USD 10,844,237 Natwest Markets plc 04/28/26 (61,520)
ZAR 327,851,432 USD 19,890,979 UBS AG 04/28/26 (555,624)
PEN 126,893,880 USD 37,922,900 Citibank NA 05/04/26 (1,522,869)
USD 11,510,302 TRY 534,560,302 Barclays Bank plc 05/04/26 (18,777)
USD 242,086,849 BRL 1,278,931,904 BNP Paribas SA 05/05/26 (3,202,632)
USD 46,128,000 BRL 242,831,631 Citibank NA 05/05/26 (445,272)
USD 25,120,143 BRL 139,997,848 State Street Bank and Trust Co. 06/02/26 (1,546,827)
USD 37,891,885 BRL 201,767,164 Bank of America NA 06/09/26 (476,425)
USD 46,666,300 BRL 249,058,043 BNP Paribas SA 06/09/26 (694,906)
USD 23,366,595 BRL 125,871,174 Morgan Stanley & Co. International plc 06/09/26 (569,234)
USD 53,808,183 CNY 368,895,773 BNP Paribas SA 06/09/26 (8,677)
USD 19,168,758 COP 74,117,996,358 Citibank NA 06/09/26 (682,191)
USD 23,366,595 IDR 397,465,780,950 Barclays Bank plc 06/09/26 (3,201)
AUD 33,973,432 EUR 20,579,038 ANZ Banking Group Ltd. 06/17/26 (456,445)
AUD 33,841,117 EUR 20,579,038 Credit Agricole Corporate & Investment Bank SA 06/17/26 (547,633)
AUD 162,996,239 EUR 98,926,601 Wells Fargo Bank NA 06/17/26 (2,414,236)
AUD 32,984,581 JPY 3,645,192,015 Citibank NA 06/17/26 (384,853)
AUD 63,436,018 JPY 7,060,271,250 Morgan Stanley & Co. International plc 06/17/26 (1,056,160)
AUD 33,194,146 USD 23,176,729 JPMorgan Chase Bank NA 06/17/26 (300,271)
AUD 285,762 USD 200,000 Standard Chartered Bank 06/17/26 (3,062)
AUD 20,616,158 USD 14,351,299 Wells Fargo Bank NA 06/17/26 (143,231)
CAD 107,609,134 USD 79,646,552 BNP Paribas SA 06/17/26 (2,031,782)
CAD 67,666 USD 50,000 Standard Chartered Bank 06/17/26 (1,195)
CAD 68,106 USD 50,000 UBS AG 06/17/26 (877)
CHF 79,271 USD 100,000 JPMorgan Chase Bank NA 06/17/26 (24)
CHF 38,508 USD 50,000 Morgan Stanley & Co. International plc 06/17/26 (1,434)
CHF 38,909 USD 50,000 Standard Chartered Bank 06/17/26 (928)
CNY 158,700,000 USD 23,201,076 Morgan Stanley & Co. International plc 06/17/26 (36,487)
EUR 17,829,000 USD 20,950,762 Deutsche Bank AG 06/17/26 (270,611)
EUR 100,000,000 USD 116,646,140 Morgan Stanley & Co. International plc 06/17/26 (654,493)
EUR 42,982 USD 50,000 Toronto Dominion Bank 06/17/26 (145)
GBP 37,622 USD 50,000 JPMorgan Chase Bank NA 06/17/26 (215)
GBP 37,406 USD 50,000 Morgan Stanley & Co. International plc 06/17/26 (500)
GBP 112,469 USD 150,000 Standard Chartered Bank 06/17/26 (1,170)
IDR 1,165,460,000,000 USD 68,677,666 Bank of America NA 06/17/26 (176,589)
IDR 217,335,600,000 USD 12,778,734 Goldman Sachs International 06/17/26 (4,617)
INR 4,247,000,000 USD 46,624,218 Bank of America NA 06/17/26 (1,875,579)
INR 2,119,600,000 USD 23,204,335 Morgan Stanley & Co. International plc 06/17/26 (871,108)
JPY 15,768,349 USD 100,000 HSBC Bank plc 06/17/26 (1)
JPY 10,125,452,360 USD 64,620,770 JPMorgan Chase Bank NA 06/17/26 (407,713)
MXN 1,206,044,957 USD 66,983,891 Bank of America NA 06/17/26 (141,517)
MXN 1,652,872,176 USD 92,101,000 Morgan Stanley & Co. International plc 06/17/26 (494,216)
NOK 481,164 USD 50,000 Morgan Stanley & Co. International plc 06/17/26 (340)
NZD 41,212,763 JPY 3,813,911,513 Citibank NA 06/17/26 (439,865)
NZD 257,885 USD 150,000 Standard Chartered Bank 06/17/26 (1,405)
SEK 464,690 USD 50,000 Bank of Montreal 06/17/26 (722)
SEK 1,403,070 USD 150,000 Standard Chartered Bank 06/17/26 (1,213)
SEK 230,202,472 USD 24,734,071 Wells Fargo Bank NA 06/17/26 (322,416)
SGD 39,281,550 USD 30,892,177 BNP Paribas SA 06/17/26 (174,714)
SGD 29,130,000 USD 23,127,509 JPMorgan Chase Bank NA 06/17/26 (348,375)
TRY 5,302,700 USD 109,499 HSBC Bank plc 06/17/26 (49)
USD 200,000 AUD 290,708 Wells Fargo Bank NA 06/17/26 (347)
USD 94,560,000 BRL 501,640,800 Citibank NA 06/17/26 (649,238)
USD 97,686,000 BRL 519,347,619 UBS AG 06/17/26 (883,914)
USD 150,000 CHF 118,951 State Street Bank and Trust Co. 06/17/26 (20)
USD 2,813,252 CNY 19,312,000 Citibank NA 06/17/26 (5,617)
USD 89,388,764 CNY 613,892,740 Goldman Sachs International 06/17/26 (217,870)
USD 27,540,047 COP 105,117,605,394 Morgan Stanley & Co. International plc 06/17/26 (567,980)
USD 4,136,886 DKK 26,654,000 Morgan Stanley & Co. International plc 06/17/26 (3,504)
USD 50,000 EUR 43,139 Barclays Bank plc 06/17/26 (38)
USD 114,908,895 EUR 99,383,113 BNP Paribas SA 06/17/26 (367,215)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 19,003,731 EUR 16,485,105 Morgan Stanley & Co. International plc 06/17/26 $ (117,614)
USD 22,629,719 EUR 19,523,954 Natwest Markets plc 06/17/26 (16,436)
USD 4,632,800,912 EUR 4,018,438,000 Societe Generale SA 06/17/26 (28,251,495)
USD 23,035,168 EUR 20,052,000 State Street Bank and Trust Co. 06/17/26 (223,477)
USD 1,539,415,991 EUR 1,334,600,000 Toronto Dominion Bank 06/17/26 (8,608,526)
USD 28,634,016 EUR 24,734,071 Wells Fargo Bank NA 06/17/26 (55,440)
USD 100,000 GBP 75,870 State Street Bank and Trust Co. 06/17/26 (398)
USD 15,508,344 IDR 264,773,950,000 Bank of America NA 06/17/26 (54,010)
USD 20,615,364 JPY 3,251,313,170 Credit Agricole Corporate & Investment Bank SA 06/17/26 (3,642)
USD 100,011,050 JPY 15,793,695,000 Natwest Markets plc 06/17/26 (148,569)
USD 10,671,382 JPY 1,691,710,641 Societe Generale SA 06/17/26 (57,019)
USD 150,000 JPY 23,771,157 Standard Chartered Bank 06/17/26 (750)
USD 15,495,476 JPY 2,453,576,913 UBS AG 06/17/26 (64,488)
USD 20,731,647 JPY 3,272,016,789 Wells Fargo Bank NA 06/17/26 (18,656)
USD 50,000 NOK 488,323 Bank of Montreal 06/17/26 (399)
USD 50,000 NOK 487,853 Citibank NA 06/17/26 (350)
USD 100,000 SEK 943,075 Standard Chartered Bank 06/17/26 (8)
USD 24,738,866 ZAR 422,601,678 Barclays Bank plc 06/17/26 (90,583)
USD 32,442,302 ZAR 555,402,478 Morgan Stanley & Co. International plc 06/17/26 (189,697)
ZAR 1,132,630,613 USD 66,983,891 Citibank NA 06/17/26 (437,552)
ZAR 122,477,582 USD 7,213,164 Deutsche Bank AG 06/17/26 (17,142)
ZAR 200,479,327 USD 12,070,895 Goldman Sachs International 06/17/26 (291,975)
ZAR 265,002,183 USD 15,664,884 JPMorgan Chase Bank NA 06/17/26 (95,002)
AUD 15,000,000 USD 10,495,410 Goldman Sachs International 06/18/26 (158,026)
AUD 17,100,000 USD 12,167,674 JPMorgan Chase Bank NA 06/18/26 (383,056)
INR 3,000,385,600 USD 32,794,684 Goldman Sachs International 06/18/26 (1,185,475)
SGD 21,500,000 USD 16,891,401 Standard Chartered Bank 06/18/26 (77,655)
USD 10,745,198 JPY 1,700,000,000 JPMorgan Chase Bank NA 06/18/26 (36,666)
USD 46,882,660 COP 178,944,131,669 JPMorgan Chase Bank NA 07/07/26 (763,005)
NGN 528,525,600 USD 378,600 Citibank NA 07/28/26 (13,333)
USD 5,558,000 INR 538,125,560 HSBC Bank plc 10/01/26 (42,394)
HKD 1,007,101,809 USD 129,891,630 HSBC Bank plc 12/16/26 (246,909)
HKD 1,580,798,191 USD 203,894,077 UBS AG 12/16/26 (397,132)
(117,479,578)
$ 128,110,004
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency ................ Up and Out Deutsche Bank AG 05/14/26 USD 1.17 USD 1.20 EUR 82,437 $ 151,101
Put
USD Currency ................ One-Touch BNP Paribas SA 04/03/26 KRW 1,400.00 KRW 1,400.00 USD 1,287 1
USD Currency ................ One-Touch HSBC Bank plc 04/09/26 KRW 1,415.00 KRW 1,415.00 USD 5,571 25,916
USD Currency ................ Up and In BNP Paribas SA 04/16/26 JPY 159.00 JPY 163.00 USD 100,000 15,553
USD Currency ................ One-Touch Standard Chartered Bank 05/11/26 INR 89.00 INR 89.00 USD 7,914 108,923
EUR Currency ................ One-Touch Bank of America NA 05/14/26 MXN 19.80 MXN 19.80 EUR 3,143 84,657
USD Currency ................ One-Touch BNP Paribas SA 05/22/26 JPY 150.00 JPY 150.00 USD 6,490 472,718
USD Currency ................ One-Touch Barclays Bank plc 06/03/26 CNH 6.70 CNH 6.70 USD 2,468 275,024
EUR Currency ................ One-Touch Deutsche Bank AG 06/04/26 USD 1.13 USD 1.13 EUR 9,695 1,524,859
2,507,651
$ 2,658,752
$ –

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Invesco QQQ Trust, Series 1 .................... 2,992 04/10/26 USD 608.00 USD 172,692 $ 97,106
Citizens Financial Group, Inc. ................... 995 04/17/26 USD 65.00 USD 5,967 34,825
EssilorLuxottica SA .......................... 280 04/17/26 EUR 280.00 EUR 5,555 4,855
Home Depot, Inc. (The) ....................... 180 04/17/26 USD 400.00 USD 5,920 1,890
Invesco QQQ Trust, Series 1 .................... 1,201 04/17/26 USD 615.00 USD 69,319 64,296
iShares Expanded Tech-Software Sector ETF ........ 4,002 04/17/26 USD 90.00 USD 32,036 54,069
iShares MSCI Emerging Markets ETF .............. 10,000 04/17/26 USD 65.00 USD 56,790 25,852
Lowe's Cos., Inc. ............................ 280 04/17/26 USD 300.00 USD 6,616 3,360
Sabre Corp. ............................... 2,024 04/17/26 USD 3.00 USD 293 15,180
Sabre Corp. ............................... 3,841 04/17/26 USD 2.00 USD 557 38,410
Safran SA ................................. 249 04/17/26 EUR 350.00 EUR 6,957 4,461
State Street SPDR S&P 500 ETF Trust ............. 3,198 04/17/26 USD 700.00 USD 207,979 35,586
United Airlines Holdings, Inc. .................... 234 04/17/26 USD 115.00 USD 2,154 10,062
Williams Cos., Inc. (The) ....................... 1,120 04/17/26 USD 75.00 USD 8,151 106,400
U.S. Treasury 10-Year Note ..................... 340 04/24/26 USD 112.50 USD 34,000 69,063
U.S. Treasury 30-Year Bond .................... 340 04/24/26 USD 115.00 USD 34,000 270,938
U.S. Treasury 5-Year Note ..................... 1,000 04/24/26 USD 108.50 USD 100,000 335,938
Nikkei 225 Index ............................ 29 05/08/26 JPY 56,000.00 JPY 1,480,848 264,500
Advanced Micro Devices, Inc. ................... 594 05/15/26 USD 220.00 USD 12,084 570,240
GE Vernova, Inc. ............................ 93 05/15/26 USD 1,000.00 USD 8,118 216,225
iShares Expanded Tech-Software Sector ETF ........ 3,000 05/15/26 USD 85.00 USD 24,015 541,254
UniCredit SpA .............................. 160 05/15/26 EUR 68.00 EUR 4,869 82,990
Cheniere Energy, Inc. ......................... 300 06/18/26 USD 320.00 USD 8,513 270,000
iShares iBoxx $ High Yield Corporate Bond ETF ....... 29,793 06/18/26 USD 80.00 USD 237,033 1,175,149
Lionsgate Studios Corp. ....................... 2,247 06/18/26 USD 12.00 USD 2,155 140,438
EURO STOXX 50 Index ....................... 431 09/18/26 EUR 6,600.00 EUR 24,006 82,198
EURO STOXX 50 Index ....................... 431 09/18/26 EUR 6,000.00 EUR 24,006 588,589
EURO STOXX Bank Index ..................... 1,115 09/18/26 EUR 310.00 EUR 13,318 80,548
Nasdaq-100 E-Mini Index ...................... 55 09/18/26 USD 29,500.00 USD 26,538 64,075
Nasdaq-100 Index ........................... 30 09/18/26 USD 29,500.00 USD 71,221 178,416
Russell 2000 E-Mini Index ...................... 170 09/18/26 USD 2,900.00 USD 21,492 365,500
Russell 2000 E-Mini Index ...................... 170 09/18/26 USD 3,300.00 USD 21,492 47,600
5,840,013
Put
EURO STOXX 50 Index ....................... 162 04/17/26 EUR 5,000.00 EUR 9,023 37,169
EURO STOXX 50 Index ....................... 286 04/17/26 EUR 5,800.00 EUR 15,929 974,364
iShares Russell 2000 ETF ...................... 1,000 04/17/26 USD 215.00 USD 24,800 44,255
State Street Consumer Staples Select Sector SPDR ETF . 11,181 04/17/26 USD 82.00 USD 91,662 1,504,510
State Street SPDR S&P 500 ETF Trust ............. 1,594 04/17/26 USD 650.00 USD 103,664 1,845,014
Terawulf, Inc. .............................. 345 04/17/26 USD 12.00 USD 498 14,318
EURO STOXX 50 Index ....................... 1,368 05/15/26 EUR 5,200.00 EUR 76,194 1,677,656
EURO STOXX 50 Index ....................... 1,368 05/15/26 EUR 5,600.00 EUR 76,194 3,985,422
10,082,708
$ 15,922,721
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........... Morgan Stanley & Co. International plc — 04/01/26 ZAR 16.60 USD 63,048 $ 1,184,763
USD Currency ........... UBS AG — 04/08/26 ZAR 17.00 USD 20,609 175,068
EUR Currency ........... Citibank NA — 04/09/26 BRL 6.29 EUR 28,758 15,622
USD Currency ........... Morgan Stanley & Co. International plc — 04/09/26 THB 32.00 USD 37,997 697,402
USD Currency ........... HSBC Bank plc — 04/13/26 CLP 910.00 USD 27,969 653,970
EUR Currency ........... HSBC Bank plc — 04/15/26 USD 1.22 EUR 97,005 2,611
MDAX Performance Index ... Goldman Sachs International 1,225 04/17/26 EUR 33,021.04 EUR 34,485 5,762
USD Currency ........... JPMorgan Chase Bank NA — 04/22/26 MXN 18.10 USD 38,988 378,954
USD Currency ........... Standard Chartered Bank — 04/22/26 THB 33.00 USD 32,505 200,624

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

OTC Options Purchased (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ........... UBS AG — 04/27/26 BRL 5.45 USD 75,919 $ 327,574
USD Currency ........... Bank of America NA — 05/07/26 IDR 16,900.00 USD 25,840 284,626
KOSPI 200 Index ......... JPMorgan Chase Bank NA 10,238 05/14/26 USD 870.00 USD 7,623 162,281
USD Currency ........... BNP Paribas SA — 05/15/26 NOK 10.00 USD 67,830 384,482
USD Currency ........... Morgan Stanley & Co. International plc — 05/22/26 COP 3,850.00 USD 51,854 508,705
USD Currency ........... UBS AG — 05/27/26 COP 3,920.00 USD 61,997 468,737
AUD Currency ........... Goldman Sachs International — 07/06/26 USD 0.69 AUD 71,365 1,241,164
6,692,345
Put
AUD Currency ........... BNP Paribas SA — 04/01/26 JPY 105.00 AUD 82,320 –
AUD Currency ........... HSBC Bank plc — 04/01/26 JPY 108.00 AUD 61,730 1,375
EUR Currency ........... Goldman Sachs International — 04/01/26 USD 1.17 EUR 86,992 773,107
USD Currency ........... HSBC Bank plc — 04/01/26 HUF 333.00 USD 66,027 268,222
AUD Currency ........... BNP Paribas SA — 04/02/26 USD 0.69 AUD 6,662 15,481
GBP Currency ........... Morgan Stanley & Co. International plc — 04/02/26 USD 1.33 GBP 25,995 106,164
USD Currency ........... Bank of America NA — 04/08/26 ZAR 16.10 USD 49,343 5,049
USD Currency ........... Morgan Stanley & Co. International plc — 04/08/26 ZAR 15.70 USD 74,027 518
USD Currency ........... Morgan Stanley & Co. International plc — 04/08/26 HUF 335.00 USD 100,808 1,447,428
USD Currency ........... Deutsche Bank AG — 04/13/26 CLP 850.00 USD 27,969 1,727
EUR Currency ........... Citibank NA — 04/15/26 USD 1.14 EUR 1,840 4,496
EUR Currency ........... Societe Generale SA — 04/15/26 USD 1.14 EUR 81,694 199,605
USD Currency ........... Goldman Sachs International — 04/22/26 BRL 5.16 USD 13,981 132,087
USD Currency ........... Bank of America NA — 04/27/26 ZAR 16.40 USD 49,455 215,895
EUR Currency ........... BNP Paribas SA — 04/28/26 USD 1.14 EUR 75,000 289,642
USD Currency ........... Barclays Bank plc — 04/28/26 HUF 333.00 USD 66,027 1,497,014
USD Currency ........... UBS AG — 04/29/26 JPY 157.00 USD 61,817 449,998
AUD Currency ........... HSBC Bank plc — 05/01/26 USD 0.67 AUD 108,000 335,760
USD Currency ........... HSBC Bank plc — 05/04/26 IDR 16,400.00 USD 37,549 5,994
USD Currency ........... UBS AG — 05/14/26 JPY 150.00 USD 61,745 116,977
S&P 500 Index .......... JPMorgan Chase Bank NA 1,800 05/29/26 USD 6,651.49 USD 11,751 457,443
S&P 500 Index .......... BNP Paribas SA 1,193 06/18/26 USD 6,950.00 USD 7,789 528,187
S&P 500 Index .......... BNP Paribas SA 799 09/18/26 USD 6,950.00 USD 5,216 408,088
USD Currency ........... HSBC Bank plc — 01/08/27 INR 92.40 USD 92,970 572,211
7,832,468
$ 14,524,813
OTC Structured Options
Description Counterparty Units Expiration Date
Notional
Amount   (000) Value
Asset Swapped Convertible Option Transaction. Call
on OSG Corp. convertible corporate bond.
Exercise price or rate is 1-day TONAR plus
60.00 Nomura International plc 350,000,000 12/21/27 JPY 350,000 $ 576,648
Asset Swapped Convertible Option Transaction. Call
on Obara Group, Inc. convertible corporate
bond. Exercise price or rate is 1-day TONAR
plus 110.00 Nomura International plc 720,000,000 03/31/28 JPY 720,000 2,136,171
Asset Swapped Convertible Option Transaction. Call
on Kansai Paint Co. Ltd. convertible corporate
bond. Exercise price or rate is 1-day TONAR
plus 55.00 Nomura International plc 1,170,000,000 03/08/29 JPY 1,170,000 644,206
Asset Swapped Convertible Option Transaction. Call
on INFRONEER Holdings, Inc. convertible
corporate bond. Exercise price or rate is 1.42
(Fixed Spread) Nomura International plc 720,000,000 03/30/29 JPY 720,000 1,847,066
Asset Swapped Convertible Option Transaction. Call
on Kansai Paint Co. Ltd. convertible corporate
bond. Exercise price or rate is 1-day TONAR
plus 65.00 Nomura International plc 750,000,000 03/07/31 JPY 750,000 655,204
$ 5,859,295

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if S&P 500 Index < 6515.00 and
10-Year SOFR > 4.15 .................. Bank of America NA 9,000,000 04/17/26 USD 58,635,000 $ 684,799
Payout at expiry if S&P 500 Index < 6536.76 and
Per Share NAV of United States Oil Fund, LP <
USD 85.04 ......................... Barclays Bank plc 9,350,643 04/17/26 USD 61,122,909 5,016,941
Payout at expiry if S&P 500 Index <= 6573.10 and
10-Year SOFR >= 4.13 ................. Bank of America NA 4,500,000 04/17/26 USD 29,578,950 419,444
Payout at expiry if S&P 500 Index <= 6594.90 and
10-Year SOFR >= 4.00 ................. Bank of America NA 5,680,000 04/17/26 USD 37,459,032 1,141,638
Payout at expiry if S&P 500 Index < 6485.70 and
US 10-Year swap > 3.95 ................ BNP Paribas SA 4,500,000 06/18/26 USD 29,185,650 766,247
$ 8,029,069
(a)
Option only pays if both terms are met on the expiration date.
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5.00%
Markit CDX North
American High Yield
Index Series 45.V2 Quarterly
Morgan Stanley & Co.
International plc 04/15/26 USD 103.00 USD 32,445 $ 96,751
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual Bank of America NA 04/30/26 3.55 % USD 377,501 $ 61,837
1-Year Interest Rate Swap
(a)
. 1-day TONAR At Termination 1.10% At Termination Bank of America NA 05/07/26 1.10 JPY 129,248,590 182,056
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.00% At Termination
Goldman Sachs
International 06/08/26 3.00 USD 1,900,000 520,391
3-Year Interest Rate Swap
(a)
. 3-mo. BBR Quarterly 4.40% Quarterly Bank of America NA 06/09/26 4.40 AUD 454,550 803,055
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.35% Annual
Goldman Sachs
International 07/13/26 3.35 USD 45,240 123,508
1-Year Interest Rate Swap
(a)
. 3-mo. BBR Quarterly 4.80% Quarterly Bank of America NA 09/30/26 4.80 AUD 650,350 1,189,079
1-Year Interest Rate Swap
(a)
.
3-mo.
CD_KSDA Quarterly 2.85% Quarterly Citibank NA 12/15/26 2.85 KRW 590,882,500 173,278
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.11% Annual Deutsche Bank AG 03/27/28 4.11 USD 226,012 8,849,899
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.05% Annual Deutsche Bank AG 03/30/28 4.05 USD 226,011 8,285,655
20,188,758
Put
10-Year Interest Rate Swap
(a)
4.11% Annual 1-day SOFR Annual Deutsche Bank AG 03/27/28 4.11 USD 226,012 7,728,503
10-Year Interest Rate Swap
(a)
4.05% Annual 1-day SOFR Annual Deutsche Bank AG 03/30/28 4.05 USD 226,011 8,238,386
15,966,889
$ 36,155,647

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ............... One-Touch BNP Paribas SA 04/03/26 KRW 1,365.00 KRW 1,365.00 USD 1,287 $ —
USD Currency ............... One-Touch Barclays Bank plc 06/03/26 CNH 6.70 CNH 6.70 USD 2,468 (275,024)
$ (275,024)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 10,429 04/02/26 USD 113.00 USD 113,666 $ —
iShares MSCI Emerging Markets ETF ............... 10,000 04/17/26 USD 70.00 USD 56,790 (1,228)
Safran SA .................................. 249 04/17/26 EUR 380.00 EUR 6,957 (9,210)
Vertiv Holdings Co. ........................... 280 04/17/26 USD 290.00 USD 7,016 (62,300)
Advanced Micro Devices, Inc. .................... 1,188 05/15/26 USD 250.00 USD 24,167 (377,190)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 43,968 05/15/26 USD 80.00 USD 349,809 (1,272,889)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 31,739 06/18/26 USD 111.00 USD 345,923 (2,184,254)
EURO STOXX 50 Index ........................ 862 09/18/26 EUR 6,300.00 EUR 48,011 (482,230)
Russell 2000 E-Mini Index ....................... 340 09/18/26 USD 3,100.00 USD 42,985 (266,900)
(4,656,201)
Put
Citizens Financial Group, Inc. .................... 995 04/17/26 USD 57.50 USD 5,967 (101,987)
EssilorLuxottica SA ........................... 242 04/17/26 EUR 240.00 EUR 4,801 (1,155,086)
Home Depot, Inc. (The) ........................ 180 04/17/26 USD 355.00 USD 5,920 (486,900)
Invesco QQQ Trust, Series 1 ..................... 1,201 04/17/26 USD 580.00 USD 69,319 (1,580,671)
iShares MSCI Emerging Markets ETF ............... 10,000 04/17/26 USD 59.00 USD 56,790 (2,929,323)
iShares Russell 2000 ETF ....................... 1,000 04/17/26 USD 175.00 USD 24,800 (4,348)
Lowe's Cos., Inc. ............................. 279 04/17/26 USD 260.00 USD 6,592 (670,995)
Safran SA .................................. 249 04/17/26 EUR 310.00 EUR 6,957 (929,040)
State Street Consumer Staples Select Sector SPDR ETF .. 11,181 04/17/26 USD 78.00 USD 91,662 (318,383)
State Street SPDR S&P 500 ETF Trust .............. 1,594 04/17/26 USD 630.00 USD 103,664 (913,978)
State Street SPDR S&P 500 ETF Trust .............. 3,549 04/17/26 USD 640.00 USD 230,806 (2,921,688)
State Street SPDR S&P 500 ETF Trust .............. 6,601 04/17/26 USD 645.00 USD 429,289 (6,470,202)
United Airlines Holdings, Inc. ..................... 234 04/17/26 USD 95.00 USD 2,154 (169,650)
Williams Cos., Inc. (The) ........................ 2,240 04/17/26 USD 65.00 USD 16,303 (44,800)
U.S. Treasury 10-Year Note ...................... 340 04/24/26 USD 111.00 USD 34,000 (233,750)
U.S. Treasury 30-Year Bond ..................... 170 04/24/26 USD 112.00 USD 17,000 (111,562)
U.S. Treasury 5-Year Note ...................... 600 04/24/26 USD 107.00 USD 60,000 (84,375)
Nikkei 225 Index ............................. 29 05/08/26 JPY 50,000.00 JPY 1,480,848 (369,112)
EURO STOXX 50 Index ........................ 2,736 05/15/26 EUR 5,400.00 EUR 152,388 (5,210,063)
GE Vernova, Inc. ............................. 93 05/15/26 USD 780.00 USD 8,118 (306,435)
iShares Expanded Tech-Software Sector ETF ......... 3,000 05/15/26 USD 70.00 USD 24,015 (355,908)
State Street SPDR S&P 500 ETF Trust .............. 1,000 05/15/26 USD 635.00 USD 65,034 (1,301,704)
UniCredit SpA ............................... 160 05/15/26 EUR 56.00 EUR 4,869 (233,482)
Cheniere Energy, Inc. .......................... 300 06/18/26 USD 260.00 USD 8,513 (313,500)
iShares Expanded Tech-Software Sector ETF ......... 4,002 06/18/26 USD 75.00 USD 32,036 (1,166,528)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 3,723 06/18/26 USD 75.00 USD 29,620 (164,067)
State Street SPDR S&P 500 ETF Trust .............. 2,699 06/18/26 USD 610.00 USD 175,527 (3,343,727)
State Street SPDR S&P 500 ETF Trust .............. 3,000 06/18/26 USD 625.00 USD 195,102 (4,716,509)
VanEck Semiconductor ETF ..................... 1,250 06/18/26 USD 320.00 USD 47,925 (1,065,004)
(37,672,777)
$ (42,328,978)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency .............. UBS AG — 04/02/26 JPY 159.50 USD 24,727 $ (15,598)
USD Currency .............. Bank of America NA — 04/08/26 ZAR 17.00 USD 20,609 (175,068)
EUR Currency .............. HSBC Bank plc — 04/09/26 BRL 6.29 EUR 28,758 (15,622)
USD Currency .............. HSBC Bank plc — 04/09/26 KRW 1,480.00 USD 28,691 (547,082)
EUR Currency .............. HSBC Bank plc — 04/15/26 USD 1.24 EUR 194,010 (1,531)
MDAX Performance Index ...... Goldman Sachs International 1,225 04/17/26 EUR 35,243.61 EUR 34,485 (486)
USD Currency .............. Societe Generale SA — 04/23/26 CNH 6.88 USD 66,924 (224,476)
USD Currency .............. UBS AG — 04/27/26 BRL 5.70 USD 113,877 (159,923)
USD Currency .............. Bank of America NA — 05/04/26 ZAR 16.74 USD 100,161 (2,553,129)
USD Currency .............. Barclays Bank plc — 05/04/26 BRL 5.65 USD 100,133 (275,359)
USD Currency .............. Morgan Stanley & Co. International plc — 05/04/26 MXN 18.05 USD 100,133 (1,395,033)
USD Currency .............. Bank of America NA — 05/07/26 IDR 17,200.00 USD 25,840 (122,748)
EUR Currency .............. Bank of America NA — 05/14/26 MXN 20.90 EUR 32,312 (456,635)
EUR Currency .............. Deutsche Bank AG — 05/14/26 MXN 20.50 EUR 11,698 (287,182)
USD Currency .............. BNP Paribas SA — 05/14/26 CLP 910.00 USD 13,930 (436,458)
USD Currency .............. Citibank NA — 05/14/26 INR 92.80 USD 1,254 (23,767)
USD Currency .............. Standard Chartered Bank — 05/14/26 INR 92.80 USD 41,906 (794,184)
EUR Currency .............. Deutsche Bank AG — 05/15/26 MXN 20.55 EUR 50,722 (1,175,012)
USD Currency .............. BNP Paribas SA — 05/15/26 NOK 10.25 USD 67,830 (174,043)
USD Currency .............. HSBC Bank plc — 05/15/26 ZAR 17.50 USD 38,039 (465,858)
USD Currency .............. HSBC Bank plc — 05/15/26 CLP 905.00 USD 25,360 (880,693)
USD Currency .............. Morgan Stanley & Co. International plc — 05/22/26 COP 4,000.00 USD 25,927 (106,091)
USD Currency .............. UBS AG — 05/27/26 COP 4,200.00 USD 90,756 (159,011)
USD Currency .............. HSBC Bank plc — 06/04/26 INR 95.50 USD 18,525 (156,840)
EUR Currency .............. Morgan Stanley & Co. International plc — 06/08/26 HUF 410.00 EUR 29,034 (266,931)
USD Currency .............. Morgan Stanley & Co. International plc — 06/29/26 BRL 5.35 USD 111,327 (2,639,023)
AUD Currency .............. Goldman Sachs International — 07/06/26 USD 0.73 AUD 142,728 (479,356)
USD Currency .............. Goldman Sachs International — 09/28/26 ZAR 17.40 USD 7,002 (235,052)
(14,222,191)
Put
AUD Currency .............. BNP Paribas SA — 04/01/26 JPY 108.00 AUD 61,740 (1,375)
AUD Currency .............. HSBC Bank plc — 04/01/26 JPY 105.00 AUD 102,889 –
USD Currency .............. Barclays Bank plc — 04/01/26 HUF 333.00 USD 66,027 (268,222)
AUD Currency .............. BNP Paribas SA — 04/02/26 USD 0.68 AUD 6,662 (1,154)
USD Currency .............. Bank of America NA — 04/08/26 ZAR 15.70 USD 74,027 (518)
USD Currency .............. JPMorgan Chase Bank NA — 04/08/26 ZAR 16.70 USD 28,856 (124,691)
USD Currency .............. Morgan Stanley & Co. International plc — 04/08/26 ZAR 16.10 USD 49,351 (5,050)
USD Currency .............. HSBC Bank plc — 04/09/26 KRW 1,445.00 USD 28,691 (10,160)
USD Currency .............. HSBC Bank plc — 04/13/26 CLP 850.00 USD 27,969 (1,727)
USD Currency .............. HSBC Bank plc — 04/16/26 COP 3,700.00 USD 32,414 (398,588)
EUR Currency .............. Goldman Sachs International — 04/23/26 BRL 6.15 EUR 40,818 (1,272,492)
USD Currency .............. Bank of America NA — 04/27/26 ZAR 16.00 USD 82,426 (80,823)
EUR Currency .............. BNP Paribas SA — 04/28/26 USD 1.12 EUR 75,000 (106,031)
USD Currency .............. UBS AG — 04/29/26 JPY 154.00 USD 103,028 (298,600)
AUD Currency .............. HSBC Bank plc — 05/01/26 USD 0.65 AUD 108,000 (114,445)
USD Currency .............. Barclays Bank plc — 05/04/26 IDR 16,400.00 USD 37,549 (5,994)
USD Currency .............. Barclays Bank plc — 05/04/26 COP 3,520.00 USD 25,034 (38,173)
USD Currency .............. Barclays Bank plc — 05/04/26 BRL 5.15 USD 100,133 (1,072,251)
EUR Currency .............. Citibank NA — 05/14/26 USD 1.12 EUR 920 (2,285)
EUR Currency .............. Deutsche Bank AG — 05/14/26 MXN 20.50 EUR 11,698 (74,742)
EUR Currency .............. Societe Generale SA — 05/14/26 USD 1.12 EUR 40,847 (101,463)
KOSPI 200 Index ............ JPMorgan Chase Bank NA 10,238 05/14/26 USD 750.00 USD 7,623 (594,545)
USD Currency .............. BNP Paribas SA — 05/14/26 CLP 910.00 USD 13,930 (202,045)
USD Currency .............. Morgan Stanley & Co. International plc — 05/14/26 ZAR 16.30 USD 118,471 (627,773)
USD Currency .............. UBS AG — 05/14/26 JPY 145.00 USD 102,908 (69,875)
USD Currency .............. UBS AG — 05/14/26 MXN 17.55 USD 118,199 (740,083)
EUR Currency .............. Deutsche Bank AG — 05/15/26 MXN 20.55 EUR 50,722 (386,817)
USD Currency .............. HSBC Bank plc — 05/15/26 CLP 905.00 USD 25,360 (317,711)
USD Currency .............. UBS AG — 05/18/26 HUF 330.00 USD 66,027 (1,374,437)
USD Currency .............. Morgan Stanley & Co. International plc — 05/22/26 COP 3,600.00 USD 25,927 (204,975)
USD Currency .............. Standard Chartered Bank — 05/22/26 THB 32.00 USD 32,505 (334,925)
S&P 500 Index ............. JPMorgan Chase Bank NA 1,800 05/29/26 USD 5,828.63 USD 11,751 (101,779)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

OTC Options Written (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
S&P 500 Index ............. BNP Paribas SA 1,193 06/18/26 USD 6,225.00 USD 7,789 $ (174,232)
USD Currency .............. Morgan Stanley & Co. International plc — 06/24/26 MXN 17.32 USD 184,202 (1,202,095)
USD Currency .............. Morgan Stanley & Co. International plc — 06/24/26 BRL 5.11 USD 184,202 (2,255,294)
USD Currency .............. Morgan Stanley & Co. International plc — 06/29/26 BRL 5.25 USD 46,128 (1,128,411)
USD Currency .............. Morgan Stanley & Co. International plc — 06/29/26 BRL 5.35 USD 65,199 (2,339,014)
S&P 500 Index ............. BNP Paribas SA 799 09/18/26 USD 6,225.00 USD 5,216 (192,640)
(16,225,435)
$ (30,447,626)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 5.00%
iTraxx Europe
Crossover Index
Series 44.V1 Quarterly JPMorgan Chase Bank NA 06/17/26 BB- EUR 300.00 EUR 99,283 $ (922,926)
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 45.V2 5.00 % Quarterly
Morgan Stanley & Co.
International plc 04/15/26 B+ USD 98.00 USD 32,445 (18,865)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 44.V1 5.00 Quarterly JPMorgan Chase Bank NA 06/17/26 BB- EUR 300.00 EUR 99,283 (2,569,482)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 44.V1 5.00 Quarterly
Morgan Stanley & Co.
International plc 05/20/26 NR EUR 300.00 EUR 36,424 (814,651)
(3,402,998)
$ (4,325,924)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
3.25% Annual 1-day SOFR Annual Bank of America NA 04/30/26 3.25 % USD 377,501 $ (6,439)
5-Year Interest Rate Swap
(a)
. 3.86% Annual 6-mo. PRIBOR Semi-Annual
JPMorgan Chase
Bank NA 05/05/26 3.86 CZK 518,656 (12,023)
1-Year Interest Rate Swap
(a)
. 2.50% At Termination 1-day SOFR At Termination
Goldman Sachs
International 06/08/26 2.50 USD 1,900,000 (158,340)
3-Year Interest Rate Swap
(a)
. 4.05% Quarterly 3-mo. BBR Quarterly Bank of America NA 06/09/26 4.05 AUD 909,120 (470,770)
2-Year Interest Rate Swap
(a)
. 3.05% Annual 1-day SOFR Annual
Goldman Sachs
International 07/13/26 3.05 USD 67,850 (94,619)
1-Year Interest Rate Swap
(a)
. 4.35% Quarterly 3-mo. BBR Quarterly Bank of America NA 09/30/26 4.35 AUD 975,520 (740,366)
10-Year Interest Rate Swap
(a)
3.20% Annual 1-day SOFR Annual Citibank NA 12/16/26 3.20 USD 150,211 (792,953)
10-Year Interest Rate Swap
(a)
3.71% Annual 1-day SOFR Annual Citibank NA 03/04/27 3.71 USD 110,871 (1,983,190)
10-Year Interest Rate Swap
(a)
3.87% Annual 1-day SOFR Annual Bank of America NA 03/15/27 3.87 USD 170,677 (4,078,354)
10-Year Interest Rate Swap
(a)
3.87% Annual 1-day SOFR Annual Bank of America NA 11/08/27 3.87 USD 328,470 (9,344,267)
10-Year Interest Rate Swap
(a)
3.86% Annual 1-day SOFR Annual Deutsche Bank AG 11/26/27 3.86 USD 286,540 (8,032,384)
10-Year Interest Rate Swap
(a)
4.03% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/16/27 4.03 USD 195,182 (6,833,673)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
4.10% Annual 1-day SOFR Annual Deutsche Bank AG 01/31/28 4.10 % USD 232,456 $ (8,951,056)
(41,498,434)
Put
10-Year Interest Rate Swap
(a)
6-mo. EURIBOR Semi-Annual 2.94% Annual
JPMorgan Chase
Bank NA 04/23/26 2.94 EUR 371,813 (6,218,753)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.50% At Termination
Goldman Sachs
International 06/08/26 3.50 USD 1,900,000 (5,582,375)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.80% Annual
Morgan Stanley & Co.
International plc 06/15/26 3.80 USD 49,780 (116,308)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual Deutsche Bank AG 06/30/26 4.00 USD 1,689,426 (2,472,656)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.70% Annual
Morgan Stanley & Co.
International plc 08/03/26 3.70 USD 1,503,098 (5,886,933)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.80% Annual Deutsche Bank AG 09/14/26 3.80 USD 1,523,372 (5,687,533)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.85% Annual
Goldman Sachs
International 10/21/26 3.85 USD 1,792,139 (6,817,955)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.60% Annual Citibank NA 12/16/26 4.60 USD 75,106 (520,163)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.71% Annual Citibank NA 03/04/27 3.71 USD 110,871 (4,037,840)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.87% Annual Bank of America NA 03/15/27 3.87 USD 170,677 (5,035,881)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual
Goldman Sachs
International 09/20/27 4.30 USD 1,998,676 (7,782,639)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.87% Annual Bank of America NA 11/08/27 3.87 USD 328,470 (12,658,374)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.86% Annual Deutsche Bank AG 11/26/27 3.86 USD 286,540 (11,431,313)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual
Nomura International
plc 12/08/27 4.00 USD 800,000 (4,710,422)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.03% Annual
Morgan Stanley & Co.
International plc 12/16/27 4.03 USD 195,182 (6,586,923)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual Deutsche Bank AG 12/16/27 4.50 USD 1,211,708 (4,343,589)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.10% Annual Deutsche Bank AG 01/31/28 4.10 USD 232,456 (7,594,606)
(97,484,263)
$ (138,982,697)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 39.V4 ..................... 5.00 % Quarterly 12/20/27 USD 43,862 $ (1,888,639) $ — $ (1,888,639)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1.00 Quarterly 12/20/27 USD 58,347 (730,885) — (730,885)
iTraxx Europe Main Index Series 42.V1 ..... 1.00 Quarterly 12/20/29 EUR 217,150 (4,162,627) (4,985,371) 822,744
Markit CDX North American High Yield Index
Series 44.V2 ..................... 5.00 Quarterly 06/20/30 USD 111,828 (6,704,325) (8,002,092) 1,297,767
iTraxx Europe Crossover Index Series 44.V1 . 5.00 Quarterly 12/20/30 EUR 133,716 (11,473,012) (15,877,867) 4,404,855
Markit CDX North American High Yield Index
Series 45.V2 ..................... 5.00 Quarterly 12/20/30 USD 104,770 (5,691,986) (4,658,969) (1,033,017)
Markit CDX North American Investment Grade
Index Series 45.V1 ................ 1.00 Quarterly 12/20/30 USD 102,270 (1,846,544) (2,175,732) 329,188
ArcelorMittal SA ..................... 5.00 Quarterly 06/20/31 EUR 12,675 (2,677,859) (2,670,542) (7,317)
Bayerische Motoren Werke AG .......... 1.00 Quarterly 06/20/31 EUR 14,725 (288,361) (303,911) 15,550
CMA CGM SA ...................... 5.00 Quarterly 06/20/31 EUR 2,300 (183,358) (195,070) 11,712
Deutsche Bank AG ................... 1.00 Quarterly 06/20/31 EUR 13,600 (517,060) 458,791 (975,851)
Federative Republic of Brazil ............ 1.00 Quarterly 06/20/31 USD 77,925 1,403,837 1,742,716 (338,879)
Hapag-Lloyd AG .................... 5.00 Quarterly 06/20/31 EUR 4,900 (612,893) (665,195) 52,302

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Asia ex-Japan Investment Grade Index
Series 45.V1 ..................... 1.00 % Quarterly 06/20/31 USD 36,976 $ (151,221) $ (232,976) $ 81,755
iTraxx Australia Main Index Series 45.V1 .... 1.00 Quarterly 06/20/31 USD 68,000 (294,200) (374,583) 80,383
iTraxx Europe Crossover Index Series 45.V1 . 5.00 Quarterly 06/20/31 EUR 187,735 (13,968,648) (14,167,550) 198,902
iTraxx Europe Main Index Series 45.V1 ..... 1.00 Quarterly 06/20/31 EUR 53,621 (871,033) (822,355) (48,678)
iTraxx Europe Senior Financials Index Series
45.V1 ......................... 1.00 Quarterly 06/20/31 EUR 123,968 (1,573,540) (1,493,775) (79,765)
Kingdom of Morocco ................. 1.00 Quarterly 06/20/31 USD 13,795 (13,077) — (13,077)
Kingdom of Saudi Arabia ............... 1.00 Quarterly 06/20/31 USD 21,055 149,717 (117,846) 267,563
Markit CDX North American Emerging Markets
Index Series 45.V1 ................ 1.00 Quarterly 06/20/31 USD 28,736 1,211,222 1,290,433 (79,211)
Markit CDX North American Investment Grade
Index Series 46.V1 ................ 1.00 Quarterly 06/20/31 USD 36,761 (646,783) (576,360) (70,423)
Mediobanca Banca di Credito Finanziario SpA 1.00 Quarterly 06/20/31 EUR 25,375 568,974 542,414 26,560
Oman Government International Bond ...... 1.00 Quarterly 06/20/31 USD 13,798 (18,155) (3,217) (14,938)
Publicis Groupe SA .................. 1.00 Quarterly 06/20/31 EUR 11,475 (202,176) (172,111) (30,065)
Republic of Colombia ................. 1.00 Quarterly 06/20/31 USD 60,757 3,518,620 3,463,596 55,024
Republic of Korea ................... 1.00 Quarterly 06/20/31 USD 1,123 (34,833) (35,577) 744
Republic of Turkiye (The) .............. 1.00 Quarterly 06/20/31 USD 805 71,708 67,830 3,878
United Mexican States ................ 1.00 Quarterly 06/20/31 USD 107,335 432,337 262,233 170,104
$ (47,194,800) $ (49,703,086) $ 2,508,286
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
41.V2 ........... 5.00 % Quarterly 12/20/28 BB- USD 67,169 $ 3,541,121 $ — $ 3,541,121
iTraxx Europe Crossover
Index Series 42.V4 .. 5.00 Quarterly 12/20/29 BB- EUR 161,208 13,654,383 9,751,918 3,902,465
iTraxx Europe Crossover
Index Series 43.V3 .. 5.00 Quarterly 06/20/30 BB- EUR 24,249 2,245,385 2,530,156 (284,771)
Alibaba Group Holding Ltd. 1.00 Quarterly 12/20/30 A+ USD 36,000 115,753 249,519 (133,766)
Danske Bank A/S ...... 1.00 Quarterly 06/20/31 BBB+ EUR 23,475 (446,330) (406,270) (40,060)
Markit CDX North American
High Yield Index Series
46.V1 ........... 5.00 Quarterly 06/20/31 B+ USD 226,593 11,233,890 8,633,194 2,600,696
Republic of Chile ...... 1.00 Quarterly 06/20/31 A USD 622 10,824 12,705 (1,881)
Swedbank AB ........ 1.00 Quarterly 06/20/31 A- EUR 12,650 (242,355) (225,805) (16,550)
Swiss Reinsurance Co. Ltd. 1.00 Quarterly 06/20/31 A+ EUR 34,050 (554,658) (468,657) (86,001)
$ 29,558,013 $ 20,076,760 $ 9,481,253
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 4.40% Annual N/A 04/08/26 USD 856,095 $ 2,193,762 $ — $ 2,193,762
1-day SOFR Annual 4.45% Annual N/A 04/09/26 USD 313,413 968,390 — 968,390

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 4.05% Annual N/A 04/18/26 USD 496,227 $ (380,024) $ — $ (380,024)
1-day SOFR Annual 4.30% Annual N/A 04/24/26 USD 597,999 1,113,706 — 1,113,706
8.15% Quarterly 3-mo. JIBAR Quarterly N/A 05/07/26 ZAR 1,808,159 (374,006) — (374,006)
1-day SOFR Annual 4.50% Annual N/A 05/08/26 USD 496,014 2,061,524 — 2,061,524
1-day TIIEOIS Monthly 7.73% Monthly N/A 05/11/26 MXN 703,276 53,758 — 53,758
1-day TIIEOIS Monthly 7.73% Monthly N/A 05/11/26 MXN 163,750 12,579 — 12,579
3.15% Annual 1-day SOFR Annual N/A 05/27/26 USD 533,651 4,866,605 27,695 4,838,910
7.97% Quarterly 3-mo. JIBAR Quarterly N/A 06/06/26 ZAR 815,915 (161,930) — (161,930)
7.73% Monthly 1-day TIIEOIS Monthly N/A 06/19/26 MXN 2,521,114 (288,889) — (288,889)
1-day TIIEOIS Monthly 7.69% Monthly N/A 06/26/26 MXN 66,111 9,707 — 9,707
1-day SOFR Annual 4.35% Annual N/A 07/22/26 USD 224,700 904,200 — 904,200
1-day TIIEOIS Monthly 7.49% Monthly N/A 08/04/26 MXN 66,167 9,538 — 9,538
0.40% Annual 1-day TONAR Annual N/A 08/14/26 JPY 28,618,000 545,802 — 545,802
0.41% Annual 1-day TONAR Annual N/A 08/14/26 JPY 35,725,000 656,669 — 656,669
1-day TIIEOIS Monthly 7.31% Monthly N/A 08/26/26 MXN 132,204 16,511 — 16,511
6.91% Monthly 1-day TIIEOIS Monthly N/A 09/11/26 MXN 3,975,520 (103,558) — (103,558)
6.94% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 253,212 (1,580) 3,146 (4,726)
6.86% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 253,425 4,516 — 4,516
7.03% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 506,171 (16,053) — (16,053)
6.94% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 1,015,395 (6,758) — (6,758)
6.81% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 506,355 16,106 — 16,106
4.46% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 44,704 (295,805) — (295,805)
4.43% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 22,363 (146,054) — (146,054)
4.19% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 44,720 (263,676) — (263,676)
4.22% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 22,382 (134,039) — (134,039)
4.21% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 89,677 (533,495) — (533,495)
5.16% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 225,509 (1,923,803) — (1,923,803)
5.24% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 114,237 (998,088) — (998,088)
6.92% Quarterly 3-mo. JIBAR Quarterly N/A 09/23/26 ZAR 233,829 489 — 489
1-day SOFR At Termination 4.17% At Termination N/A 10/23/26 USD 397,482 1,545,571 — 1,545,571
1-day SOFR At Termination 4.21% At Termination N/A 10/27/26 USD 794,377 3,477,357 — 3,477,357
1-day SOFR Annual 4.00% Annual N/A 10/28/26 USD 800,722 1,834,444 — 1,834,444
1-day TIIEOIS Monthly 7.62% Monthly N/A 11/18/26 MXN 71,085 20,941 — 20,941
1-day TIIEOIS Monthly 9.26% Monthly N/A 11/18/26 MXN 305,296 279,949 — 279,949
13.70% At Termination
1-day
BZDIOVER At Termination N/A 01/04/27 BRL 26,329 24,853 — 24,853
13.88% At Termination
1-day
BZDIOVER At Termination N/A 01/04/27 BRL 417,732 389,927 — 389,927
14.11% At Termination
1-day
BZDIOVER At Termination N/A 01/04/27 BRL 20,017 (301) — (301)
1-day SOFR Annual 4.07% Annual N/A 01/14/27 USD 795,890 2,769,106 — 2,769,106
1-day SOFR Annual 4.03% Annual N/A 03/07/27 USD 464,406 1,456,553 — 1,456,553
1-day SOFR Annual 3.47% Annual N/A 03/10/27 USD 200,466 (467,723) — (467,723)
6-mo. BUBOR Semi-Annual 6.04% Annual N/A 03/19/27 HUF 667,014 (17,172) — (17,172)
6-mo. BUBOR Semi-Annual 6.50% Annual N/A 03/19/27 HUF 3,042,557 (38,822) — (38,822)
7.25% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/27 ZAR 272,753 (9,567) — (9,567)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 316,487 (828,192) — (828,192)
5.13% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 189,892 (490,526) — (490,526)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 3,911,496 169,038 — 169,038
1-day SOFR Annual 4.10% Annual N/A 05/30/27 USD 590,948 2,579,665 — 2,579,665
1-day SOFR Annual 4.15% Annual N/A 05/30/27 USD 590,948 3,162,641 — 3,162,641
1-day MIBOR At Termination 5.61% At Termination 06/17/26
(a)
06/17/27 INR 56,152,265 (4,064,071) — (4,064,071)
1-day MIBOR At Termination 5.62% At Termination 06/17/26
(a)
06/17/27 INR 33,826,665 (2,415,612) — (2,415,612)
6-mo. BUBOR Semi-Annual 5.68% Annual N/A 09/17/27 HUF 8,193,489 207,470 — 207,470
6-mo. BUBOR Semi-Annual 5.76% Annual N/A 09/17/27 HUF 7,394,897 220,655 — 220,655
6-mo. BUBOR Semi-Annual 6.02% Annual N/A 09/17/27 HUF 3,417,413 153,109 — 153,109
6-mo. BUBOR Semi-Annual 6.10% Annual N/A 09/17/27 HUF 2,043,235 100,773 — 100,773
6-mo. BUBOR Semi-Annual 6.11% Annual N/A 09/17/27 HUF 4,085,908 202,671 — 202,671
6-mo. BUBOR Semi-Annual 6.20% Annual N/A 09/17/27 HUF 2,044,955 112,405 — 112,405
7.02% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 106,735 22,207 — 22,207

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6.79% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 53,439 $ 21,361 $ — $ 21,361
6.72% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 106,774 49,120 — 49,120
6.93% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 53,394 14,979 1,365 13,614
6.99% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 214,114 49,224 — 49,224
3.99% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 60,385 (252,153) — (252,153)
3.97% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 121,091 (493,112) — (493,112)
4.03% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 30,222 (132,455) — (132,455)
4.27% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 60,364 (339,515) — (339,515)
4.18% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 30,197 (155,780) — (155,780)
1-day SOFR Annual 3.98% Annual N/A 10/06/27 USD 482,431 2,348,090 — 2,348,090
1-day SOFR Annual 3.30% Annual N/A 10/23/27 USD 143,045 (1,157,920) — (1,157,920)
1-day SOFR Annual 4.20% Annual N/A 10/23/27 USD 206,848 1,962,930 — 1,962,930
1-day SOFR Annual 3.92% Annual N/A 11/03/27 USD 98,149 422,788 — 422,788
1-day SOFR Annual 3.95% Annual N/A 11/03/27 USD 98,149 480,145 — 480,145
1-day SOFR Annual 3.99% Annual N/A 11/03/27 USD 196,299 1,094,124 — 1,094,124
1-day SOFR Annual 4.07% Annual N/A 11/03/27 USD 400,330 2,895,753 — 2,895,753
1-day SOFR Annual 3.86% Annual N/A 11/10/27 USD 405,709 1,329,239 — 1,329,239
1-day SOFR Annual 3.91% Annual N/A 11/10/27 USD 410,897 1,687,709 — 1,687,709
3.27% Annual 1-day SOFR Annual N/A 12/01/27 USD 31,660 251,634 — 251,634
1-day SOFR At Termination 3.23% At Termination 12/11/26
(a)
12/11/27 USD 943,325 (3,525,556) — (3,525,556)
3.35% Annual 1-day SOFR Annual N/A 12/16/27 USD 53,039 329,077 8,401 320,676
6-mo. BUBOR Semi-Annual 6.15% Annual N/A 12/17/27 HUF 4,085,904 (218,849) — (218,849)
4.02% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/27 PLN 60,385 85,261 — 85,261
1-day
BZDIOVER At Termination 13.80% At Termination N/A 01/03/28 BRL 290,127 52,090 — 52,090
1-day
BZDIOVER At Termination 13.81% At Termination N/A 01/03/28 BRL 488,757 102,717 — 102,717
1-day SOFR Annual 3.48% Annual N/A 01/23/28 USD 540,713 (1,818,017) — (1,818,017)
1-day SOFR Annual 4.00% Annual N/A 01/26/28 USD 494,279 3,266,629 — 3,266,629
3.45% Annual 1-day SOFR Annual N/A 01/26/28 USD 494,279 1,985,545 — 1,985,545
1-day SOFR Annual 3.87% Annual N/A 02/05/28 USD 500,675 2,136,137 — 2,136,137
3.27% Annual 1-day SOFR Annual N/A 02/05/28 USD 500,675 3,676,480 — 3,676,480
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 347,008 (4,833,603) — (4,833,603)
6-mo. BUBOR Semi-Annual 5.76% Annual N/A 03/18/28 HUF 1,574,588 (119,031) — (119,031)
3.33% Quarterly 3-mo. KLIBOR Quarterly N/A 03/18/28 MYR 190,255 78,328 — 78,328
3.32% Quarterly 3-mo. KLIBOR Quarterly N/A 03/18/28 MYR 480,000 225,323 — 225,323
3.49% Annual 6-mo. WIBOR Semi-Annual N/A 03/18/28 PLN 23,148 103,193 — 103,193
1-week
CNREPOFIX_
CFXS Quarterly 1.58% Quarterly N/A 03/19/28 CNY 365,040 110,772 — 110,772
1-day TIIEOIS Monthly 7.73% Monthly N/A 03/23/28 MXN 1,649,557 303,055 — 303,055
1.39% Annual 1-day TONAR Annual N/A 03/30/28 JPY 15,219,212 (59,878) — (59,878)
1.38% Annual 1-day TONAR Annual N/A 03/30/28 JPY 14,048,503 (44,835) — (44,835)
1.34% Annual 1-day TONAR Annual N/A 03/30/28 JPY 15,212,095 34,328 — 34,328
1.32% Annual 1-day TONAR Annual N/A 03/30/28 JPY 15,370,874 67,993 — 67,993
1.32% Annual 1-day TONAR Annual N/A 03/30/28 JPY 15,129,187 71,139 — 71,139
4.64% Annual 1-day SONIA Annual N/A 05/26/28 GBP 24,450 (425,330) — (425,330)
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 124,190 3,198,929 — 3,198,929
1-day SOFR Annual 3.50% Annual N/A 08/20/28 USD 588,764 (3,193,213) — (3,193,213)
4.29% Annual 1-day SOFR Annual N/A 08/31/28 USD 495,162 (8,760,853) — (8,760,853)
4.25% Annual 1-day SOFR Annual N/A 08/31/28 USD 195,737 (3,226,262) — (3,226,262)
4.29% Annual 1-day SOFR Annual N/A 08/31/28 USD 782,949 (13,890,061) — (13,890,061)
4.26% Annual 1-day SOFR Annual N/A 08/31/28 USD 981,388 (16,635,934) — (16,635,934)
1-week
CNREPOFIX_
CFXS Quarterly 1.51% Quarterly 09/16/26
(a)
09/16/28 CNY 319,000 (12,022) — (12,022)
3.48% Annual 1-day SOFR Annual 09/16/26
(a)
09/16/28 USD 46,447 79,122 — 79,122
1.61% Semi-Annual 1-day SORA Semi-Annual 09/16/26
(a)
09/16/28 SGD 59,000 148,665 — 148,665
3.16% Annual 1-day SOFR Annual N/A 09/19/28 USD 17,900 255,935 — 255,935
1-day SOFR Annual 4.40% Annual N/A 10/31/28 USD 250,232 5,548,510 — 5,548,510

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 121,376 $ (245,578) $ — $ (245,578)
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 120,683 (241,618) — (241,618)
1-day SOFR Annual 3.25% Annual 12/15/26
(a)
12/15/28 USD 419,055 (2,311,715) — (2,311,715)
1-week
CNREPOFIX_
CFXS Quarterly 1.59% Quarterly N/A 12/17/28 CNY 508,121 171,883 — 171,883
1-day
BZDIOVER At Termination 12.90% At Termination N/A 01/02/29 BRL 42,258 (185,097) — (185,097)
1-day
BZDIOVER At Termination 13.01% At Termination N/A 01/02/29 BRL 215,636 (1,070,482) — (1,070,482)
1-day
BZDIOVER At Termination 13.11% At Termination N/A 01/02/29 BRL 35,631 (168,264) — (168,264)
1-day
BZDIOVER At Termination 13.14% At Termination N/A 01/02/29 BRL 107,130 (467,624) — (467,624)
1-day
BZDIOVER At Termination 13.39% At Termination N/A 01/02/29 BRL 78,325 (198,237) — (198,237)
1-day
BZDIOVER At Termination 13.49% At Termination N/A 01/02/29 BRL 32,127 (24,132) — (24,132)
2.92% Annual 1-day SOFR Annual N/A 02/16/29 USD 180,919 3,457,632 255,769 3,201,863
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 300,382 2,223,884 — 2,223,884
1-week
CNREPOFIX_
CFXS Quarterly 1.56% Quarterly N/A 03/18/29 CNY 32,012 5,603 — 5,603
3.80% Annual 1-day SOFR Annual N/A 03/19/29 USD 13,200 (78,346) — (78,346)
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 1,210,394 (85,045) — (85,045)
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 1,479,370 (88,260) — (88,260)
1-day SOFR Annual 3.79% Annual N/A 03/29/29 USD 732,656 1,458,223 — 1,458,223
1-day SOFR Annual 4.00% Annual N/A 04/08/29 USD 414,291 4,264,588 — 4,264,588
1-day SOFR Annual 4.05% Annual N/A 04/09/29 USD 313,413 3,833,530 — 3,833,530
1-day SOFR Annual 4.00% Annual N/A 04/18/29 USD 496,227 5,220,486 — 5,220,486
1-day SOFR Annual 4.00% Annual N/A 04/24/29 USD 249,166 2,654,701 — 2,654,701
6-mo. EURIBOR Semi-Annual 2.90% Annual N/A 04/30/29 EUR 349,347 7,852,671 — 7,852,671
1-day SOFR Annual 4.00% Annual N/A 05/06/29 USD 501,757 5,490,868 — 5,490,868
6-mo. EURIBOR Semi-Annual 2.87% Annual N/A 06/11/29 EUR 248,990 4,996,087 — 4,996,087
1-week
CNREPOFIX_
CFXS Quarterly 1.53% Quarterly 06/17/26
(a)
06/17/29 CNY 24,330 (1,300) — (1,300)
3.39% Quarterly 3-mo. KLIBOR Quarterly 06/18/26
(a)
06/18/29 MYR 331,510 218,037 — 218,037
3.48% Quarterly 3-mo. KLIBOR Quarterly 06/18/26
(a)
06/18/29 MYR 332,880 (4,165) — (4,165)
3.57% Annual 1-day SOFR Annual N/A 08/05/29 USD 10,553 37,383 — 37,383
1-day SOFR Annual 3.66% Annual N/A 10/10/29 USD 250,246 358,511 — 358,511
1-day TIIEOIS Monthly 7.77% Monthly N/A 11/14/29 MXN 34,170 (12,946) — (12,946)
1-day TIIEOIS Monthly 9.04% Monthly N/A 11/14/29 MXN 8,452,869 16,235,996 — 16,235,996
0.77% Annual 1-day TONAR Annual N/A 11/18/29 JPY 61,997,581 11,430,042 — 11,430,042
7.78% Monthly 1-day TIIEOIS Monthly N/A 12/14/29 MXN 34,563 13,798 — 13,798
8.97% Monthly 1-day TIIEOIS Monthly N/A 12/14/29 MXN 467,240 (839,197) — (839,197)
1-day MIBOR Semi-Annual 6.12% Semi-Annual N/A 12/18/29 INR 1,484,007 (1,693) — (1,693)
1-day MIBOR Semi-Annual 6.12% Semi-Annual N/A 12/18/29 INR 1,484,007 (5,494) — (5,494)
1-day SONIA Annual 4.00% Annual N/A 01/16/30 GBP 299,226 (2,513,295) — (2,513,295)
1-day SONIA Annual 4.00% Annual N/A 01/20/30 GBP 242,415 (2,049,732) — (2,049,732)
8.65% Monthly 1-day TIIEOIS Monthly N/A 02/07/30 MXN 154,427 (186,292) — (186,292)
7.80% Monthly 1-day TIIEOIS Monthly N/A 02/07/30 MXN 35,956 15,304 — 15,304
1-day SOFR Annual 3.23% Annual N/A 02/19/30 USD 299,521 (4,111,128) — (4,111,128)
1-day MIBOR Semi-Annual 6.06% Semi-Annual N/A 02/21/30 INR 3,780,085 (589,588) — (589,588)
1-day SOFR Annual 3.90% Annual N/A 02/24/30 USD 127,468 1,457,209 — 1,457,209
3.46% Annual 1-day SOFR Annual N/A 03/18/30 USD 23,200 111,617 — 111,617
6-mo. PRIBOR Semi-Annual 3.46% Annual N/A 03/19/30 CZK 304,764 (462,930) — (462,930)
6-mo. PRIBOR Semi-Annual 3.60% Annual N/A 03/19/30 CZK 66,813 (84,427) — (84,427)
1-day MIBOR Semi-Annual 6.00% Semi-Annual N/A 03/19/30 INR 4,248,404 (956,954) — (956,954)
6-mo. BUBOR Semi-Annual 6.15% Annual N/A 03/19/30 HUF 288,640 (29,286) — (29,286)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6-mo. BUBOR Semi-Annual 6.55% Annual N/A 03/19/30 HUF 1,316,619 $ (79,631) $ — $ (79,631)
7.94% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/30 ZAR 1,499,768 (1,191,875) — (1,191,875)
3.70% Annual 1-day SOFR Annual N/A 03/31/30 USD 11,600 (46,597) — (46,597)
7.73% Monthly 1-day TIIEOIS Monthly N/A 05/06/30 MXN 121,226 78,848 — 78,848
7.82% Monthly 1-day TIIEOIS Monthly N/A 05/06/30 MXN 28,226 13,250 — 13,250
6-mo. EURIBOR Semi-Annual 2.20% Annual N/A 06/04/30 EUR 78,229 (1,311,126) — (1,311,126)
1-day TIIEOIS Monthly 7.82% Monthly N/A 06/07/30 MXN 188,994 (91,392) — (91,392)
1-day TIIEOIS Monthly 7.82% Monthly N/A 06/07/30 MXN 44,005 (21,235) — (21,235)
6-mo. PRIBOR Semi-Annual 3.56% Annual N/A 06/18/30 CZK 83,183 (49,405) — (49,405)
6-mo. PRIBOR Semi-Annual 3.62% Annual N/A 06/18/30 CZK 45,078 (40,354) — (40,354)
6-mo. PRIBOR Semi-Annual 3.66% Annual N/A 06/18/30 CZK 122,440 (45,571) 12,022 (57,593)
7.77% Monthly 1-day TIIEOIS Monthly N/A 06/21/30 MXN 10,094 5,901 — 5,901
1-day TIIEOIS Monthly 7.72% Monthly N/A 06/24/30 MXN 135,925 (94,405) — (94,405)
1-day TIIEOIS Monthly 7.67% Monthly N/A 07/30/30 MXN 80,354 (67,322) — (67,322)
1-day TIIEOIS Monthly 7.69% Monthly N/A 07/30/30 MXN 1,568,039 (1,248,099) — (1,248,099)
1-day TIIEOIS Monthly 7.51% Monthly N/A 08/21/30 MXN 160,551 (191,201) — (191,201)
1-week
CNREPOFIX_
CFXS Quarterly 1.45% Quarterly N/A 09/17/30 CNY 616,503 (483,995) — (483,995)
1-week
CNREPOFIX_
CFXS Quarterly 1.56% Quarterly N/A 09/17/30 CNY 24,669 (1,806) — (1,806)
1-week
CNREPOFIX_
CFXS Quarterly 1.62% Quarterly N/A 09/17/30 CNY 49,336 15,348 — 15,348
6-mo. PRIBOR Semi-Annual 3.41% Annual N/A 09/17/30 CZK 400,659 (412,713) — (412,713)
6-mo. PRIBOR Semi-Annual 3.55% Annual N/A 09/17/30 CZK 780,308 (558,426) — (558,426)
6-mo. PRIBOR Semi-Annual 3.62% Annual N/A 09/17/30 CZK 141,497 (81,179) — (81,179)
6-mo. PRIBOR Semi-Annual 3.64% Annual N/A 09/17/30 CZK 170,961 (89,870) — (89,870)
6-mo. PRIBOR Semi-Annual 3.70% Annual N/A 09/17/30 CZK 282,955 (111,362) — (111,362)
6-mo. PRIBOR Semi-Annual 3.81% Annual N/A 09/17/30 CZK 141,616 (21,565) — (21,565)
6-mo. WIBOR Semi-Annual 4.14% Annual N/A 09/17/30 PLN 12,063 14,608 — 14,608
6-mo. BUBOR Semi-Annual 5.96% Annual N/A 09/17/30 HUF 1,033,557 (46,806) — (46,806)
6-mo. BUBOR Semi-Annual 6.21% Annual N/A 09/17/30 HUF 773,153 (10,310) — (10,310)
6-mo. BUBOR Semi-Annual 6.22% Annual N/A 09/17/30 HUF 226,585 (2,876) — (2,876)
6-mo. BUBOR Semi-Annual 6.27% Annual N/A 09/17/30 HUF 257,958 (1,464) — (1,464)
7.22% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 144,479 128,947 — 128,947
7.37% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 144,358 79,579 13,928 65,651
7.49% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 288,571 76,656 — 76,656
7.60% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 419,921 13,015 — 13,015
7.11% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 233,575 265,390 — 265,390
1-day TIIEOIS Monthly 7.29% Monthly N/A 10/03/30 MXN 160,551 (275,774) — (275,774)
3.36% Annual 1-day SOFR Annual N/A 10/09/30 USD 12,000 152,432 — 152,432
3.45% Annual 1-day SOFR Annual N/A 12/16/30 USD 24,413 194,971 20,826 174,145
1-week
CNREPOFIX_
CFXS Quarterly 1.65% Quarterly N/A 12/17/30 CNY 49,336 21,100 — 21,100
6-mo. PRIBOR Semi-Annual 3.90% Annual N/A 12/17/30 CZK 433,976 (390,788) — (390,788)
6-mo. PRIBOR Semi-Annual 3.91% Annual N/A 12/17/30 CZK 1,141,722 (1,010,814) — (1,010,814)
6-mo. BUBOR Semi-Annual 6.23% Annual N/A 12/17/30 HUF 515,411 (58,423) — (58,423)
7.04% Quarterly 3-mo. JIBAR Quarterly N/A 12/17/30 ZAR 233,575 334,264 — 334,264
4.08% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 114,201 604,400 — 604,400
4.08% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 115,931 610,788 — 610,788
4.10% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 115,931 590,013 — 590,013
6-mo. PRIBOR Semi-Annual 3.75% Annual N/A 12/19/30 CZK 1,030,000 (1,270,795) — (1,270,795)
1-day
BZDIOVER At Termination 13.06% At Termination N/A 01/02/31 BRL 13,029 (66,842) — (66,842)
1-day
BZDIOVER At Termination 13.18% At Termination N/A 01/02/31 BRL 159,000 (650,428) — (650,428)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 13.58% At Termination N/A 01/02/31 BRL 4,823 $ (2,561) $ — $ (2,561)
1-day TIIEOIS Monthly 7.53% Monthly N/A 01/03/31 MXN 82,388 (105,060) — (105,060)
1-day TIIEOIS Monthly 7.98% Monthly N/A 03/13/31 MXN 59,321 (18,418) — (18,418)
1-week
CNREPOFIX_
CFXS Quarterly 1.64% Quarterly N/A 03/18/31 CNY 26,606 9,034 — 9,034
6-mo. PRIBOR Semi-Annual 3.74% Annual N/A 03/18/31 CZK 207,202 (277,880) — (277,880)
6-mo. BUBOR Semi-Annual 5.98% Annual N/A 03/18/31 HUF 278,074 (39,657) — (39,657)
6.69% Quarterly 3-mo. JIBAR Quarterly N/A 03/18/31 ZAR 115,217 282,300 — 282,300
3.62% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 235,631 379,619 — 379,619
3.58% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 234,901 396,060 — 396,060
1-day TIIEOIS Monthly 8.05% Monthly N/A 03/21/31 MXN 738,936 (121,773) — (121,773)
1-day TIIEOIS Monthly 8.09% Monthly N/A 03/24/31 MXN 469,319 (32,446) — (32,446)
1-day TIIEOIS Monthly 8.17% Monthly 04/06/26
(a)
03/31/31 MXN 171,101 — — —
1-week
CNREPOFIX_
CFXS Quarterly 1.58% Quarterly 06/17/26
(a)
06/17/31 CNY 70,030 (16,862) — (16,862)
1-week
CNREPOFIX_
CFXS Quarterly 1.61% Quarterly 06/17/26
(a)
06/17/31 CNY 343,720 (8,830) — (8,830)
1-week
CNREPOFIX_
CFXS Quarterly 1.61% Quarterly 06/17/26
(a)
06/17/31 CNY 20,222 (1,221) — (1,221)
1-day THOR Quarterly 1.62% Quarterly 06/17/26
(a)
06/17/31 THB 2,203,383 (498,347) — (498,347)
1-day MIBOR Semi-Annual 6.51% Semi-Annual 06/17/26
(a)
06/17/31 INR 5,169,009 (750,640) — (750,640)
6.16% Semi-Annual 1-day MIBOR Semi-Annual 06/17/26
(a)
06/17/31 INR 20,330,100 5,969,649 — 5,969,649
7.41% Quarterly 3-mo. JIBAR Quarterly 06/17/26
(a)
06/17/31 ZAR 62,646 54,541 — 54,541
4.40% Annual 6-mo. WIBOR Semi-Annual 06/17/26
(a)
06/17/31 PLN 191,482 485,596 — 485,596
4.39% Annual 6-mo. WIBOR Semi-Annual 06/17/26
(a)
06/17/31 PLN 17,867 47,812 — 47,812
4.12% Annual 6-mo. WIBOR Semi-Annual 06/17/26
(a)
06/17/31 PLN 191,482 1,115,620 — 1,115,620
3.98% Annual 1-day SOFR Annual N/A 07/02/31 USD 6,800 (104,164) — (104,164)
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 157,050 26,130,041 — 26,130,041
2.44% Annual 6-mo. EURIBOR Semi-Annual N/A 09/10/31 EUR 73,860 1,812,168 (18,576) 1,830,744
1-week
CNREPOFIX_
CFXS Quarterly 1.62% Quarterly 09/16/26
(a)
09/16/31 CNY 478,500 (27,389) — (27,389)
1.96% Semi-Annual 1-day SORA Semi-Annual 09/16/26
(a)
09/16/31 SGD 59,000 358,112 — 358,112
1.61% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/16/26
(a)
09/16/31 CNY 1,211,340 144,686 — 144,686
2.74% Quarterly 3-mo. HIBOR Quarterly 09/16/26
(a)
09/16/31 HKD 182,000 163,501 — 163,501
2.42% Quarterly 3-mo. TWCPBA Quarterly 09/16/26
(a)
09/16/31 TWD 740,000 (39,487) — (39,487)
1-day SOFR Annual 3.79% Annual N/A 10/14/31 USD 197,460 1,275,227 — 1,275,227
1-day SOFR Annual 3.79% Annual N/A 11/19/31 USD 251,205 1,618,980 — 1,618,980
1-day SOFR Annual 3.78% Annual N/A 01/28/32 USD 467,125 2,802,241 — 2,802,241
2.38% Annual 1-day SOFR Annual N/A 04/08/32 USD 43,962 3,847,271 — 3,847,271
2.60% Annual 1-day SOFR Annual N/A 05/26/32 USD 53,426 3,871,044 — 3,871,044
1-day SOFR Annual 3.47% Annual N/A 10/04/32 USD 223,490 (3,448,330) — (3,448,330)
1-day SOFR Annual 3.42% Annual N/A 10/05/32 USD 103,240 (1,930,734) — (1,930,734)
1-day SOFR Annual 3.05% Annual N/A 10/28/32 USD 249,920 (10,374,681) — (10,374,681)
1-day SOFR Annual 2.88% Annual N/A 11/02/32 USD 250,132 (13,015,211) — (13,015,211)
1-day SOFR Annual 2.92% Annual N/A 11/04/32 USD 249,476 (12,361,414) — (12,361,414)
1-day SOFR Annual 2.90% Annual N/A 11/15/32 USD 400,986 (20,318,572) — (20,318,572)
1-day SOFR Annual 3.20% Annual N/A 11/28/32 USD 239,768 (7,668,448) — (7,668,448)
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 150,420 (3,235,628) — (3,235,628)
1-day SOFR Annual 3.14% Annual 05/12/28
(a)
05/12/33 USD 279,328 (7,626,731) — (7,626,731)
1-day SOFR Annual 3.75% Annual N/A 08/09/33 USD 251,131 (324,506) — (324,506)
3.24% Annual 1-day SOFR Annual N/A 08/09/33 USD 122,861 4,586,711 — 4,586,711
1-day SOFR Annual 3.93% Annual N/A 10/04/33 USD 249,492 2,963,921 — 2,963,921

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 3.50% Annual N/A 10/17/33 USD 343,829 $ (6,286,652) $ — $ (6,286,652)
4.40% Annual 1-day SOFR Annual N/A 11/01/33 USD 245,780 (11,045,196) — (11,045,196)
1-day SOFR Annual 4.00% Annual N/A 01/12/34 USD 193,843 3,195,816 — 3,195,816
1-day SOFR Annual 4.00% Annual N/A 01/17/34 USD 55,662 913,366 — 913,366
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 497,490 (177,365) — (177,365)
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 497,490 (174,247) — (174,247)
3.62% Annual 1-day SOFR Annual 10/09/29
(a)
10/09/34 USD 510,800 7,300,611 — 7,300,611
1-day SOFR Annual 3.66% Annual N/A 10/10/34 USD 168,525 (1,891,557) — (1,891,557)
1-day SOFR Annual 3.67% Annual N/A 12/26/34 USD 310,210 (3,268,972) — (3,268,972)
1-day SOFR Annual 3.70% Annual N/A 01/06/35 USD 242,395 (2,021,860) — (2,021,860)
1-day SOFR Annual 3.75% Annual N/A 03/27/35 USD 240,187 (1,302,993) — (1,302,993)
1-day SOFR Annual 3.75% Annual N/A 07/09/35 USD 139,689 (1,247,257) — (1,247,257)
1-day THOR Quarterly 1.38% Quarterly N/A 09/17/35 THB 63,030 (119,301) — (119,301)
1-day THOR Quarterly 1.44% Quarterly N/A 09/17/35 THB 4,130 (7,068) — (7,068)
1.35% Quarterly 1-day THOR Quarterly N/A 09/17/35 THB 67,160 131,618 45,982 85,636
1-day TIIEOIS Monthly 8.27% Monthly N/A 12/05/35 MXN 396,134 (283,083) — (283,083)
3.77% Annual 1-day SOFR Annual N/A 12/16/35 USD 12,262 84,333 14,632 69,701
1-day TIIEOIS Monthly 8.00% Monthly N/A 12/28/35 MXN 16,001 (27,969) — (27,969)
1-day TIIEOIS Monthly 8.35% Monthly N/A 03/06/36 MXN 12,165 (5,917) — (5,917)
5.42% Semi-Annual 1-day CLICP Semi-Annual 06/17/26
(a)
06/17/36 CLP 8,462,323 (80,010) — (80,010)
3.83% Annual 1-day SOFR Annual 09/16/26
(a)
09/16/36 USD 11,175 66,387 — 66,387
2.25% Semi-Annual 1-day SORA Semi-Annual 09/16/26
(a)
09/16/36 SGD 30,000 253,486 — 253,486
2.12% Annual 1-day TONAR Annual 09/16/26
(a)
09/16/36 JPY 10,940,000 812,593 — 812,593
3.00% Quarterly 3-mo. HIBOR Quarterly 09/16/26
(a)
09/16/36 HKD 182,000 266,115 — 266,115
2.71% Quarterly 3-mo. TWCPBA Quarterly 09/16/26
(a)
09/16/36 TWD 742,000 (129,309) — (129,309)
5.10% Semi-Annual 6-mo. BBR Semi-Annual 09/16/26
(a)
09/16/36 AUD 6,500 (4,908) — (4,908)
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 95,777 3,558,997 — 3,558,997
4.09% Annual 1-day SOFR Annual N/A 08/15/39 USD 133,200 (1,001,320) — (1,001,320)
4.09% Annual 1-day SOFR Annual N/A 08/15/39 USD 167,354 (1,338,826) — (1,338,826)
4.02% Annual 1-day SOFR Annual N/A 08/15/39 USD 66,600 (2,873) — (2,873)
4.08% Annual 1-day SOFR Annual N/A 08/15/39 USD 133,200 (865,115) — (865,115)
2.93% Annual 1-day SOFR Annual N/A 11/26/41 USD 32,045 4,439,066 (36,054) 4,475,120
2.81% Annual 1-day SOFR Annual N/A 01/25/51 USD 62,463 13,314,077 (785,007) 14,099,084
2.81% Annual 1-day SOFR Annual N/A 01/28/51 USD 111,429 23,752,020 (1,406,551) 25,158,571
2.80% Annual 1-day SOFR Annual N/A 02/01/51 USD 65,177 13,988,615 (713,411) 14,702,026
2.80% Annual 1-day SOFR Annual N/A 02/04/51 USD 37,194 7,983,081 (409,140) 8,392,221
2.80% Annual 1-day SOFR Annual N/A 02/05/51 USD 38,392 8,239,070 (422,294) 8,661,364
2.80% Annual 1-day SOFR Annual N/A 02/22/51 USD 15,576 3,338,394 (722,853) 4,061,247
2.80% Annual 1-day SOFR Annual N/A 05/27/51 USD 62,621 14,134,783 (2,976,078) 17,110,861
2.80% Annual 1-day SOFR Annual N/A 06/07/51 USD 19,517 4,395,721 (929,318) 5,325,039
2.79% Annual 1-day SOFR Annual N/A 01/21/52 USD 153,727 33,880,821 (7,482,536) 41,363,357
1-day SOFR Annual 4.00% Annual N/A 11/03/53 USD 99,173 (2,446,274) — (2,446,274)
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 99,173 8,306,890 — 8,306,890
1-day ESTR Annual 2.78% Annual N/A 07/29/55 EUR 43,870 (1,873,445) (33,929) (1,839,516)
2.85% Annual 6-mo. EURIBOR Semi-Annual N/A 07/29/55 EUR 43,870 1,297,177 33,929 1,263,248
1-day ESTR Annual 2.77% Annual N/A 08/25/55 EUR 48,020 (2,155,298) (83,936) (2,071,362)
2.89% Annual 6-mo. EURIBOR Semi-Annual N/A 08/25/55 EUR 48,520 1,400,797 95,054 1,305,743
1-day ESTR Annual 2.83% Annual N/A 09/30/55 EUR 49,520 (1,633,524) 123,209 (1,756,733)
2.94% Annual 6-mo. EURIBOR Semi-Annual N/A 09/30/55 EUR 49,860 1,081,949 (88,629) 1,170,578
1-day TONAR Annual 2.58% Annual N/A 10/08/55 JPY 667,050 (328,881) — (328,881)
1-day SONIA Annual 4.45% Annual N/A 12/04/55 GBP 60,554 (4,280,141) — (4,280,141)
1-day TONAR Annual 2.87% Annual N/A 03/30/56 JPY 4,343,149 (846,804) — (846,804)
1-day TONAR Annual 2.88% Annual N/A 03/30/56 JPY 4,348,080 (758,741) — (758,741)
1-day TONAR Annual 2.89% Annual N/A 03/30/56 JPY 4,376,293 (727,263) — (727,263)
1-day TONAR Annual 2.95% Annual N/A 03/30/56 JPY 4,340,005 (401,896) — (401,896)
1-day TONAR Annual 2.98% Annual N/A 03/30/56 JPY 5,115,344 (244,589) — (244,589)
$ 126,167,960 $ (15,452,354) $ 141,620,314
(a)
Forward swap.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
U.S. Consumer Price Index
All Items Monthly At Termination 2.57% At Termination 05/22/30 USD 88,180 $ 53,656 $ — $ 53,656
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 30,405 365,048 — 365,048
2.52% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 05/22/35 USD 88,180 (614,557) — (614,557)
$ (195,853) $ — $ (195,853)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Community Health Systems, Inc. 5.00 % Quarterly Goldman Sachs International 06/20/26 USD 1,235 $ (11,927) $ — $ (11,927)
Community Health Systems, Inc. 5.00 Quarterly Goldman Sachs International 06/20/26 USD 830 (8,016) 6,558 (14,574)
Xerox Corp. ............. 1.00 Quarterly Barclays Bank plc 12/20/26 USD 575 85,248 104,694 (19,446)
Argentine Republic (The) .... 5.00 Quarterly Bank of America NA 12/20/27 USD 1,778 3,146 265,876 (262,730)
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 12/20/27 USD 3,000 (40,732) 14,329 (55,061)
Pitney Bowes, Inc. ......... 1.00 Quarterly Bank of America NA 12/20/27 USD 1,620 5,752 149,022 (143,270)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 12/20/27 USD 1,030 3,657 92,199 (88,542)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 1,215 4,314 155,580 (151,266)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 980 3,480 95,029 (91,549)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 650 2,308 61,241 (58,933)
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 1,030 3,657 92,251 (88,594)
Pitney Bowes, Inc. ......... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 2,760 9,800 334,873 (325,073)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 7,485 (98,384) 40,150 (138,534)
Simon Property Group LP .... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 4,700 (61,777) 25,259 (87,036)
Xerox Corp. ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 1,750 759,361 70,563 688,798
Caterpillar, Inc. ........... 1.00 Quarterly Citibank NA 06/20/28 USD 11,800 (232,762) (132,752) (100,010)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,496 (45,198) 82,975 (128,173)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,916 (50,628) 97,585 (148,213)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 17,900 (231,419) 647,900 (879,319)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 10,488 (135,593) 248,926 (384,519)
UBS Group AG ........... 1.00 Quarterly BNP Paribas SA 06/20/28 EUR 4,131 (72,955) 81,671 (154,626)
UBS Group AG ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 29,800 (526,277) 462,549 (988,826)
UBS Group AG ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,487 (61,581) 80,396 (141,977)
UBS Group AG ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,623 (63,983) 93,458 (157,441)
UBS Group AG ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,536 (27,126) 36,877 (64,003)
Boeing Co. (The) .......... 1.00 Quarterly Deutsche Bank AG 12/20/28 USD 17,500 (241,134) (46,659) (194,475)
Gap, Inc. (The) ........... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 1,985 (13,725) 168,220 (181,945)
Boeing Co. (The) .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 17,500 (258,776) 135,360 (394,136)
DXC Technology Co. ....... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 2,090 (244,699) (150,933) (93,766)
People's Republic of China ... 1.00 Quarterly Bank of America NA 06/20/30 USD 29,250 (610,686) (389,571) (221,115)
People's Republic of China ... 1.00 Quarterly Bank of America NA 06/20/30 USD 29,700 (620,081) (395,564) (224,517)
Simon Property Group LP .... 1.00 Quarterly BNP Paribas SA 06/20/30 USD 4,940 (100,921) (22,283) (78,638)
Ally Financial, Inc. ......... 5.00 Quarterly Goldman Sachs International 12/20/30 USD 6,140 (866,169) (886,259) 20,090
Ally Financial, Inc. ......... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 4,095 (577,681) (603,105) 25,424
DXC Technology Co. ....... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 4,175 (517,171) (577,185) 60,014
American Airlines Group, Inc. .. 5.00 Quarterly Morgan Stanley & Co. International plc 06/20/31 USD 2,225 69,906 55,730 14,176
American Airlines Group, Inc. .. 5.00 Quarterly Morgan Stanley & Co. International plc 06/20/31 USD 1,635 51,369 40,952 10,417
Bayerische Motoren Werke AG 1.00 Quarterly BNP Paribas SA 06/20/31 EUR 11,982 (234,644) (240,512) 5,868
BNP Paribas SA .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/31 EUR 23,400 256,438 232,411 24,027
CMA CGM SA ............ 5.00 Quarterly Morgan Stanley & Co. International plc 06/20/31 EUR 6,016 (479,600) (478,190) (1,410)
Constellium SE ........... 5.00 Quarterly Bank of America NA 06/20/31 EUR 6,016 (826,461) (827,942) 1,481
Discovery Global Holdings, Inc. 1.00 Quarterly Bank of America NA 06/20/31 USD 2,625 311,027 310,954 73
HP, Inc. ................ 1.00 Quarterly Citibank NA 06/20/31 USD 4,850 22,235 20,101 2,134

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
HP, Inc. ................ 1.00 % Quarterly Citibank NA 06/20/31 USD 6,910 $ 31,679 $ 28,639 $ 3,040
Lanxess AG ............. 1.00 Quarterly Barclays Bank plc 06/20/31 EUR 9,270 572,106 805,776 (233,670)
Mercedes-Benz Group AG .... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/31 EUR 11,982 (241,163) (240,512) (651)
Societe Generale SA ....... 1.00 Quarterly BNP Paribas SA 06/20/31 EUR 14,675 75,439 (109,408) 184,847
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/31 USD 20,380 257,862 308,304 (50,442)
thyssenkrupp AG .......... 1.00 Quarterly Barclays Bank plc 06/20/31 EUR 8,886 12,007 14,619 (2,612)
UniCredit SpA ............ 1.00 Quarterly BNP Paribas SA 06/20/31 EUR 5,186 (44,133) (39,816) (4,317)
United Group BV .......... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/31 EUR 5,927 (290,977) (329,774) 38,797
Volkswagen International
Finance NV ........... 1.00 Quarterly Citibank NA 06/20/31 EUR 5,991 33,329 39,275 (5,946)
Volvo Car AB ............ 5.00 Quarterly JPMorgan Chase Bank NA 06/20/31 EUR 12,103 (1,532,190) (1,559,980) 27,790
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 203 (16) 81,064 (81,080)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 237 (18) 78,782 (78,800)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD — — 146 (146)
CMBX.NA.9.BBB- ......... 3.00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 3,698 1,151,486 139,596 1,011,890
CMBX.NA.9.BBB- ......... 3.00 Monthly Goldman Sachs International 09/17/58 USD 1,106 344,263 97,413 246,850
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,079 335,988 66,589 269,399
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,271 395,808 78,445 317,363
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 19 (2) (8,660) 8,658
$ – $ – $ –
$ (4,566,940) $ (996,768) $ (3,570,172)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5.00 % Quarterly
Goldman Sachs
International 06/20/26 NR EUR 806 $ 6,645 $ (1,835) $ 8,480
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB+ EUR 310 4,089 3,303 786
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 BB+ EUR 410 5,409 2,657 2,752
Barclays plc ......... 1.00 Quarterly
Goldman Sachs
International 12/20/26 BBB+ EUR 25,000 142,227 138,890 3,337
SoftBank Group Corp. .. 1.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 NR JPY 3,140,120 (124,061) (79,698) (44,363)
SoftBank Group Corp. .. 1.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 NR JPY 2,559,880 (101,137) (64,971) (36,166)
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 CCC+ EUR 8,188 312,044 166,040 146,004
Altice France SA ...... 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 CCC+ EUR 2,079 79,231 56,215 23,016
Altice France SA ...... 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 CCC+ EUR 3,564 135,824 96,368 39,456
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 3,940 245,188 19,965 225,223
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 110 6,875 816 6,059
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/27 BB+ EUR 1,474 91,745 (11,285) 103,030
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 612 38,094 5,476 32,618
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 575 35,809 5,147 30,662
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 163 10,130 1,411 8,719
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 2,104 130,933 55,201 75,732
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB+ EUR 4,295 267,273 247,040 20,233

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
PacifiCorp .......... 0.13 % Monthly
JPMorgan Chase Bank
NA 09/29/27 BBB+ USD 49,883 $ (32,238) $ (3,755) $ (28,483)
ADLER Real Estate GmbH 5.00 Quarterly Bank of America NA 12/20/27 NR EUR 631 32,321 (39,416) 71,737
ADLER Real Estate GmbH 5.00 Quarterly Barclays Bank plc 12/20/27 NR EUR 379 19,428 (21,565) 40,993
ADLER Real Estate GmbH 5.00 Quarterly Barclays Bank plc 12/20/27 NR EUR 3,750 192,211 (213,362) 405,573
ADLER Real Estate GmbH 5.00 Quarterly Barclays Bank plc 12/20/27 NR EUR 1,065 54,607 (60,616) 115,223
ADLER Real Estate GmbH 5.00 Quarterly Barclays Bank plc 12/20/27 NR EUR 1,309 67,095 (74,478) 141,573
ADLER Real Estate GmbH 5.00 Quarterly Citibank NA 12/20/27 NR EUR 1,088 55,774 (63,732) 119,506
ADLER Real Estate GmbH 5.00 Quarterly Citibank NA 12/20/27 NR EUR 309 15,845 (18,106) 33,951
ADLER Real Estate GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/27 NR EUR 1,501 76,939 112,591 (35,652)
ADLER Real Estate GmbH 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 NR EUR 647 33,160 (40,213) 73,373
ADLER Real Estate GmbH 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 469 24,043 (29,030) 53,073
ADLER Real Estate GmbH 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 225 11,535 (13,929) 25,464
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 2,615 131,597 125,558 6,039
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 3,957 199,132 73,042 126,090
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 3,056 153,790 146,733 7,057
CMA CGM SA ........ 5.00 Quarterly BNP Paribas SA 12/20/27 BB+ EUR 285 22,249 (2,794) 25,043
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 BB+ EUR 3,100 242,008 (22,993) 265,001
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 BB+ EUR 958 74,788 79,117 (4,329)
Bellis Acquisition Co. plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 NR EUR 3,294 81,695 24,424 57,271
ZF Europe Finance BV .. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 BB- EUR 3,051 218,564 89,757 128,807
iTraxx Europe Crossover
Index Series 40.V4 .. 5.00 Quarterly BNP Paribas SA 12/20/28 BB- EUR 8,600 425,107 494,131 (69,024)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 B- EUR 4,703 284,538 387,433 (102,895)
Ziggo Bond Co. BV .... 5.00 Quarterly Deutsche Bank AG 12/20/28 B- EUR 2,616 115,265 191,768 (76,503)
ADLER Real Estate GmbH 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 NR EUR 806 87,839 (12,284) 100,123
iTraxx Europe Crossover
Index Series 42.V3 .. 5.00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 22,791 171,212 1,668,643 (1,497,431)
iTraxx Europe Crossover
Index Series 42.V3 .. 5.00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 35,315 4,271,118 3,558,945 712,173
iTraxx Europe Crossover
Index Series 42.V3 .. 5.00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 9,702 1,173,394 850,659 322,735
iTraxx Europe Crossover
Index Series 42.V3 .. 5.00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 10,520 79,029 609,633 (530,604)
iTraxx Europe Main Index
Series 42.V1 ....... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 A- EUR 373,960 11,354,851 12,486,587 (1,131,736)
Pitney Bowes, Inc. ..... 1.00 Quarterly
Goldman Sachs
International 12/20/29 B+ USD 500 (20,677) (27,621) 6,944
Sirius XM Radio LLC ... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 1,975 252,695 190,336 62,359
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 06/20/30 BB- USD 160 16,685 16,767 (82)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 06/20/30 BB- USD 220 22,941 24,452 (1,511)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 06/20/30 BB- USD 1,975 205,952 276,446 (70,494)
CCO Holdings LLC .... 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/30 BB- USD 1,330 138,691 154,684 (15,993)
Sands China Ltd. ...... 1.00 Quarterly BNP Paribas SA 06/20/30 BBB- USD 4,000 (71,264) (143,856) 72,592
Sands China Ltd. ...... 1.00 Quarterly BNP Paribas SA 06/20/30 BBB- USD 11,667 (207,852) (282,407) 74,555
Sands China Ltd. ...... 1.00 Quarterly BNP Paribas SA 06/20/30 BBB- USD 8,333 (148,467) (201,772) 53,305
Sands China Ltd. ...... 1.00 Quarterly BNP Paribas SA 06/20/30 BBB- USD 7,500 (133,619) (169,772) 36,153

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Vistra Operations Co. LLC 5.00 % Quarterly Barclays Bank plc 06/20/30 NR USD 1,975 $ 307,402 $ 245,463 $ 61,939
Vistra Operations Co. LLC 5.00 Quarterly Citibank NA 06/20/30 NR USD 1,335 207,788 149,110 58,678
Zegona Finance plc .... 5.00 Quarterly BNP Paribas SA 06/20/30 BB EUR 1,219 202,558 181,617 20,941
Zegona Finance plc .... 5.00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 1,189 197,600 140,454 57,146
Zegona Finance plc .... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB EUR 1,831 304,187 234,222 69,965
Alibaba Group Holding Ltd. 1.00 Quarterly BNP Paribas SA 12/20/30 A+ USD 6,000 19,292 14,044 5,248
Alibaba Group Holding Ltd. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 A+ USD 8,000 25,723 61,160 (35,437)
Amkor Technology, Inc. .. 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BB USD 1,975 329,796 331,664 (1,868)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 1,480 148,164 172,325 (24,161)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 2,960 296,328 344,651 (48,323)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 6,820 682,756 779,467 (96,711)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 1,560 156,173 182,248 (26,075)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 1,330 133,148 164,712 (31,564)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 1,975 197,719 199,059 (1,340)
CCO Holdings LLC .... 5.00 Quarterly Barclays Bank plc 12/20/30 BB- USD 3,280 328,364 389,785 (61,421)
CCO Holdings LLC .... 5.00 Quarterly
Goldman Sachs
International 12/20/30 BB- USD 13,380 1,339,484 1,521,895 (182,411)
CCO Holdings LLC .... 5.00 Quarterly
Goldman Sachs
International 12/20/30 BB- USD 31,510 3,154,495 3,537,170 (382,675)
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- USD 4,150 415,460 464,619 (49,159)
CCO Holdings LLC .... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BB- USD 4,940 494,548 572,972 (78,424)
Eutelsat SA .......... 5.00 Quarterly Deutsche Bank AG 12/20/30 NR EUR 2,210 367,918 307,446 60,472
Eutelsat SA .......... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR EUR 5,918 985,222 756,478 228,744
Forvia SE ........... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BB- EUR 1,900 182,124 230,756 (48,632)
iTraxx Europe Crossover
Index Series 44.V1 .. 5.00 Quarterly BNP Paribas SA 12/20/30 BB- EUR 52,710 10,548,514 11,226,612 (678,098)
iTraxx Europe Crossover
Index Series 44.V1 .. 5.00 Quarterly BNP Paribas SA 12/20/30 BB- EUR 23,773 4,757,538 5,454,314 (696,776)
iTraxx Europe Crossover
Index Series 44.V1 .. 5.00 Quarterly
Goldman Sachs
International 12/20/30 BB- EUR 22,791 2,424,080 3,339,235 (915,155)
Pitney Bowes, Inc. ..... 1.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 B+ USD 3,225 (209,765) (134,502) (75,263)
Pitney Bowes, Inc. ..... 1.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 B+ USD 1,480 (96,264) (59,651) (36,613)
Premier Foods Finance plc 5.00 Quarterly BNP Paribas SA 12/20/30 BB+ EUR 2,209 290,139 328,626 (38,487)
Sands China Ltd. ...... 1.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BBB- USD 13,000 (328,483) (297,286) (31,197)
Sun Hung Kai Properties
Capital Market Ltd. ... 1.00 Quarterly BNP Paribas SA 12/20/30 A+ USD 8,429 (46,240) (24,988) (21,252)
Sun Hung Kai Properties
Capital Market Ltd. ... 1.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 A+ USD 21,071 (115,600) (58,018) (57,582)
Vistra Operations Co. LLC 5.00 Quarterly Bank of America NA 12/20/30 NR USD 1,335 224,008 221,671 2,337
Vistra Operations Co. LLC 5.00 Quarterly Bank of America NA 12/20/30 NR USD 1,975 331,398 327,941 3,457
Vistra Operations Co. LLC 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 1,250 209,746 215,930 (6,184)
Vistra Operations Co. LLC 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 1,335 224,008 230,613 (6,605)
Vistra Operations Co. LLC 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 5,285 886,805 897,795 (10,990)
WPP Finance SA ...... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BBB EUR 5,268 (120,041) (39,721) (80,320)
ZF Europe Finance BV .. 5.00 Quarterly Bank of America NA 12/20/30 BB- EUR 1,180 69,578 134,655 (65,077)
Ziggo Bond Co. BV .... 5.00 Quarterly Deutsche Bank AG 12/20/30 B- EUR 2,352 (75,171) 66,019 (141,190)
Albion Financing 1 SARL 5.00 Quarterly Deutsche Bank AG 06/20/31 BB- EUR 2,418 205,342 220,368 (15,026)
Amkor Technology, Inc. .. 5.00 Quarterly Citibank NA 06/20/31 NR USD 2,095 365,390 369,374 (3,984)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Commerzbank AG ..... 1.00 % Quarterly BNP Paribas SA 06/20/31 NR EUR 10,000 $ 53,906 $ 66,228 $ (12,322)
Discovery Global Holdings,
Inc. ............. 1.00 Quarterly
Goldman Sachs
International 06/20/31 BB USD 1,330 (157,587) (164,567) 6,980
Discovery Global Holdings,
Inc. ............. 1.00 Quarterly
Goldman Sachs
International 06/20/31 BB USD 6,560 (777,272) (811,700) 34,428
Hutchison Whampoa Ltd. 1.00 Quarterly Deutsche Bank AG 06/20/31 A USD 9,600 17,979 4,440 13,539
MGM Resorts International 5.00 Quarterly Bank of America NA 06/20/31 BB- USD 1,335 172,515 156,981 15,534
MGM Resorts International 5.00 Quarterly Bank of America NA 06/20/31 BB- USD 3,315 428,379 389,806 38,573
Muenchener
Rueckversicherungs-
Gesellschaft AG .... 1.00 Quarterly BNP Paribas SA 06/20/31 A+ EUR 26,050 (195,713) (248,725) 53,012
NatWest Group plc ..... 1.00 Quarterly BNP Paribas SA 06/20/31 A- EUR 20,000 202,985 221,629 (18,644)
Newell Brands, Inc. .... 1.00 Quarterly Barclays Bank plc 06/20/31 B+ USD 1,480 (216,685) (226,390) 9,705
Newell Brands, Inc. .... 1.00 Quarterly Barclays Bank plc 06/20/31 B+ USD 3,455 (505,842) (528,499) 22,657
Sirius XM Radio LLC ... 5.00 Quarterly Bank of America NA 06/20/31 BB+ USD 5,430 776,873 758,881 17,992
Sirius XM Radio LLC ... 5.00 Quarterly Bank of America NA 06/20/31 BB+ USD 1,335 190,999 186,576 4,423
Tenet Healthcare Corp. .. 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/31 B USD 4,295 719,256 743,204 (23,948)
Tenet Healthcare Corp. .. 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/31 B USD 2,965 496,529 513,062 (16,533)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Citigroup Global Markets,
Inc. 09/17/58 BBB- USD 1,199 (373,204) (3,253) (369,951)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 587 (182,914) (72,212) (110,702)
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 BBB- USD 1,033 (321,565) (262,403) (59,162)
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 BBB- USD 1,271 (395,808) — (395,808)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 1,823 (567,467) 2,143 (569,610)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 1,242 (386,587) (369,722) (16,865)
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 270 (73,848) — (73,848)
$ 49,904,459 $ 54,516,528 $ (4,612,069)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.07% At Termination 1-day IBR At Termination Barclays Bank plc N/A 09/17/26 COP 8,620,728 $ 57,674 $ — $ 57,674
8.61% At Termination 1-day IBR At Termination Barclays Bank plc N/A 09/17/26 COP 4,297,403 22,708 — 22,708
8.64% At Termination 1-day IBR At Termination Barclays Bank plc N/A 09/17/26 COP 2,151,587 11,229 — 11,229
8.69% At Termination 1-day IBR At Termination Barclays Bank plc N/A 09/17/26 COP 2,149,777 10,912 — 10,912
8.73% At Termination 1-day IBR At Termination
Morgan Stanley & Co.
International plc N/A 09/17/26 COP 4,298,962 21,373 — 21,373
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc N/A 09/25/26 COP 10,981,700 62,398 — 62,398
1-day
BZDIOVER At Termination 10.06% At Termination
JPMorgan Chase Bank
NA N/A 01/04/27 BRL 268,512 (6,168,426) — (6,168,426)
1-day
BZDIOVER At Termination 14.11% At Termination
Goldman Sachs
International N/A 01/04/27 BRL 146,055 (181,704) — (181,704)
10.97% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc N/A 01/04/27 BRL 390,651 5,324,410 — 5,324,410
11.57% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA N/A 01/04/27 BRL 171,472 1,773,913 — 1,773,913

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
15.41% At Termination
1-day
BZDIOVER At Termination Citibank NA N/A 01/04/27 BRL 190,642 $ (919,520) $ — $ (919,520)
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA N/A 01/04/27 BRL 276,479 (6,475,370) — (6,475,370)
1-day
BZDIOVER At Termination 10.03% At Termination
Morgan Stanley & Co.
International plc N/A 01/04/27 BRL 268,801 (6,245,367) — (6,245,367)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA N/A 01/04/27 BRL 241,046 (5,672,056) — (5,672,056)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA N/A 01/04/27 BRL 1,830 (41,905) — (41,905)
1-day
BZDIOVER At Termination 10.32% At Termination Bank of America NA N/A 01/04/27 BRL 4,687 (81,589) — (81,589)
1-day
BZDIOVER At Termination 12.84% At Termination Citibank NA N/A 01/04/27 BRL 7,029 (36,602) — (36,602)
1-day
BZDIOVER At Termination 13.09% At Termination Bank of America NA N/A 01/04/27 BRL 78,857 (339,420) — (339,420)
1-day
BZDIOVER At Termination 14.55% At Termination Bank of America NA N/A 01/04/27 BRL 142,841 50,845 — 50,845
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA N/A 01/04/27 BRL 327,727 (7,007,660) — (7,007,660)
1-day
BZDIOVER At Termination 9.99% At Termination Citibank NA N/A 01/04/27 BRL 269,132 (6,333,432) — (6,333,432)
1-day IBR Quarterly 9.31% Quarterly
Goldman Sachs
International N/A 12/17/27 COP 72,082,094 (860,126) — (860,126)
1-day IBR Quarterly 9.31% Quarterly
Goldman Sachs
International N/A 12/17/27 COP 66,035,580 (787,975) — (787,975)
1-day IBR Quarterly 9.37% Quarterly
Goldman Sachs
International N/A 12/17/27 COP 65,551,964 (765,302) — (765,302)
1-day IBR Quarterly 9.37% Quarterly
Goldman Sachs
International N/A 12/17/27 COP 71,554,276 (835,378) — (835,378)
1-day IBR Quarterly 9.54% Quarterly
Morgan Stanley & Co.
International plc N/A 12/17/27 COP 142,061,707 (1,554,748) — (1,554,748)
1-day IBR Quarterly 9.54% Quarterly
Morgan Stanley & Co.
International plc N/A 12/17/27 COP 130,144,863 (1,424,328) — (1,424,328)
4.44% Semi-Annual 1-day CLICP Semi-Annual Bank of America NA N/A 12/17/27 CLP 66,248,741 566,631 — 566,631
4.44% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International N/A 12/17/27 CLP 66,119,080 565,522 — 565,522
1-day IBR Quarterly 10.78% Quarterly
Goldman Sachs
International N/A 03/18/28 COP 16,496,436 (104,193) — (104,193)
1-day
BZDIOVER At Termination 12.44% At Termination
JPMorgan Chase Bank
NA N/A 01/02/29 BRL 553,536 (6,281,857) — (6,281,857)
1-day
BZDIOVER At Termination 12.95% At Termination Bank of America NA N/A 01/02/29 BRL 164,597 (1,059,066) — (1,059,066)
1-day
BZDIOVER At Termination 13.00% At Termination Bank of America NA N/A 01/02/29 BRL 191,556 (1,162,475) — (1,162,475)
1-day
BZDIOVER At Termination 13.00% At Termination Barclays Bank plc N/A 01/02/29 BRL 294,701 (1,788,423) — (1,788,423)
1-day
BZDIOVER At Termination 13.12% At Termination Bank of America NA N/A 01/02/29 BRL 769,382 (4,079,649) — (4,079,649)
1-day
BZDIOVER At Termination 13.31% At Termination Barclays Bank plc N/A 01/02/29 BRL 17,818 (72,017) — (72,017)
1-day
BZDIOVER At Termination 13.33% At Termination Barclays Bank plc N/A 01/02/29 BRL 28,425 (122,636) — (122,636)
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc N/A 01/02/29 BRL 97,836 (381,950) — (381,950)
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc N/A 01/02/29 BRL 17,833 (62,417) — (62,417)
1-day
BZDIOVER At Termination 13.35% At Termination Bank of America NA N/A 01/02/29 BRL 102,804 (397,854) — (397,854)
1-day
BZDIOVER At Termination 13.42% At Termination Bank of America NA N/A 01/02/29 BRL 35,618 (119,684) — (119,684)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 13.15% At Termination
Goldman Sachs
International N/A 01/02/29 BRL 108,452 $ (609,675) $ — $ (609,675)
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc N/A 01/02/29 BRL 36,210 54,712 — 54,712
9.36% Quarterly 1-day IBR Quarterly
Goldman Sachs
International N/A 12/17/29 COP 36,628,133 719,902 — 719,902
9.36% Quarterly 1-day IBR Quarterly
Goldman Sachs
International N/A 12/17/29 COP 40,018,787 786,543 — 786,543
9.42% Quarterly 1-day IBR Quarterly
Goldman Sachs
International N/A 12/17/29 COP 36,520,710 699,826 — 699,826
9.42% Quarterly 1-day IBR Quarterly
Goldman Sachs
International N/A 12/17/29 COP 39,901,441 764,609 — 764,609
9.54% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc N/A 12/17/29 COP 78,250,033 1,422,478 — 1,422,478
9.54% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc N/A 12/17/29 COP 71,620,122 1,301,955 — 1,301,955
10.60% Quarterly 1-day IBR Quarterly
Goldman Sachs
International N/A 03/18/30 COP 9,124,479 87,037 — 87,037
1-day
BZDIOVER At Termination 13.04% At Termination Barclays Bank plc N/A 01/02/31 BRL 134,002 (1,106,239) — (1,106,239)
1-day IBR Quarterly 11.03% Quarterly HSBC Bank plc N/A 03/18/31 COP 6,191,966 (29,420) — (29,420)
5.42% Semi-Annual 1-day CLICP Semi-Annual BNP Paribas SA 06/17/26
(a)
06/17/36 CLP 8,687,652 (82,140) — (82,140)
$ (48,885,926) $ — $ (48,885,926)
(a)
Forward swap.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Microsoft Corp. ..... Quarterly
1-day SOFR plus
0.25% Quarterly
JPMorgan Chase Bank
NA 06/18/26 USD 10 $ 215,608 $ — $ 215,608
Rheinmetall AG ..... At Termination 1-day ESTR
At
Termination Citibank NA 06/19/26 EUR 9 666,291 — 666,291
1-day SOFR minus
0.50% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination Bank of America NA 06/22/26 USD 4,602 2,691,865 — 2,691,865
1-day SOFR minus
0.55% ......... At Termination
iShares iBoxx $
Investment Grade
Corporate Bond
ETF
At
Termination
Goldman Sachs
International 06/22/26 USD 1,043 176,626 — 176,626
1-day SOFR minus
0.70% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 06/22/26 USD 4,096 2,409,987 — 2,409,987
1-day SOFR minus
0.95% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination Citibank NA 06/22/26 USD 507 300,546 — 300,546
iShares iBoxx $ High
Yield Corporate Bond
ETF ........... At Termination
1-day SOFR minus
1.65%
At
Termination
Morgan Stanley & Co.
International plc 06/22/26 USD 27 (16,246) — (16,246)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... Quarterly
DB Variable
Notional Long-
Short Cross-
Currency Carry
Index v8 Quarterly Deutsche Bank AG 12/11/26 USD 5,175 $ 31,455 $ — $ 31,455
0.00% ........... Quarterly
BNP Paribas
AIR Intraday US
Ultimate 1 bd ER
Index Quarterly BNP Paribas SA 12/18/26 USD 1,009 521 — 521
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/18/26 USD 2,916 34,102 — 34,102
0.00% ........... Quarterly
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index Quarterly
Goldman Sachs
International 12/18/26 USD 3,634 27,528 — 27,528
0.00% ........... Quarterly
Goldman Sachs TY
Weekly Volatility
Carry Index Quarterly
Goldman Sachs
International 12/18/26 USD 4,907 (61,842) — (61,842)
0.00% ........... Quarterly
J.P. Morgan EM
FX Volatility Carry
Index Quarterly
JPMorgan Chase Bank
NA 12/18/26 USD 3,024 1,231 — 1,231
$ 6,477,672 $ — $ 6,477,672
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
3i Group plc ............... Barclays Bank plc USD 910,681 03/26/27 0.25% 1D OBFR01 Monthly $ 11,645
Accenture plc .............. Barclays Bank plc 2,040,203 01/25/27 0.20% 1D OBFR01 Monthly (17,644)
Accor SA ................. Barclays Bank plc 1,392,255 03/15/27 0.26% 1D ESTR Monthly 41,845
Ackermans & van Haaren NV ... Citibank NA 3,288,536 02/24/27 0.26% 1D ESTR Monthly 63,322
Aegon Ltd. ................ Citibank NA 1,355,734 02/24/27 0.26% 1D ESTR Monthly 69,614
Agilent Technologies, Inc. ...... Citibank NA 2,486,816 02/24/28 0.20% 1D OBFR01 Monthly 43,540
Air Liquide SA .............. Barclays Bank plc 3,377,253 03/15/27 0.26% 1D ESTR Monthly 260,641
Airbnb, Inc. ................ Barclays Bank plc 1,969,960 01/25/27 0.20% 1D OBFR01 Monthly (88,388)
Airbus SE ................. Barclays Bank plc 1,172,225 03/15/27 0.26% 1D ESTR Monthly 27
Alibaba Group Holding Ltd. ..... JPMorgan Chase Bank NA 2,428,452 02/10/27 0.30% HONIA Monthly (71,009)
Alibaba Group Holding Ltd. ..... Merrill Lynch International & Co. 516,345 02/15/28 0.30% HONIA Monthly 15,020
Allegro.eu SA .............. JPMorgan Chase Bank NA 1,645,440 02/11/27 0.50% 1D OBFR01 Monthly (91,410)
Alps Alpine Co. Ltd. .......... Citibank NA 1,233,302 02/24/27 0.15% 1D P TONA Monthly 30,769
Altria Group, Inc. ............ Barclays Bank plc 1,313,556 01/25/27 0.20% 1D OBFR01 Monthly 32,640
AMC Networks, Inc. .......... Barclays Bank plc 1,247,379 01/25/27 0.20% 1D OBFR01 Monthly (25,199)
AMC Networks, Inc. .......... JPMorgan Chase Bank NA 3,365,504 02/09/27 0.20% 1D OBFR01 Monthly (526,775)
Amphenol Corp. ............ Merrill Lynch International & Co. 1,878,722 02/15/28 0.00% 1D OBFR01 Monthly (59,282)
AP Moller - Maersk A/S ........ Merrill Lynch International & Co. 1,004,891 02/15/28 0.26% 1D OBFR01 Monthly (5,738)
APA Corp. ................ Merrill Lynch International & Co. 956,758 02/15/28 0.20% 1D OBFR01 Monthly 218,830
ARC Resources Ltd. .......... Citibank NA 1,105,495 02/24/28 0.20% 1D CORRA Monthly (25,411)
Arista Networks, Inc. ......... Citibank NA 1,076,665 02/24/28 0.20% 1D OBFR01 Monthly (57,591)
ASM International NV ......... Barclays Bank plc 782,444 03/15/27 0.26% 1D ESTR Monthly (24,491)
Assurant, Inc. .............. Barclays Bank plc 1,325,246 01/25/27 0.20% 1D OBFR01 Monthly 3,395
Atlas Copco AB ............. Barclays Bank plc 2,285,754 04/26/27 0.28% 1D STIBOR Monthly 77,156
AutoZone, Inc. .............. JPMorgan Chase Bank NA 2,203,608 02/09/27 0.20% 1D OBFR01 Monthly (176,940)
Avolta AG ................. Citibank NA 1,666,083 02/24/27 0.26% SSARON Monthly 60,660
AXA SA .................. Barclays Bank plc 1,603,846 03/15/27 0.26% 1D ESTR Monthly 68,791

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Baidu, Inc. ................ JPMorgan Chase Bank NA USD 2,296,848 02/10/27 0.30% HONIA Monthly $ (121,142)
Baidu, Inc. ................ Merrill Lynch International & Co. 491,239 02/15/28 0.50% HONIA Monthly (1,192)
Ball Corp. ................. Barclays Bank plc 1,025,376 01/25/27 0.20% 1D OBFR01 Monthly 14,960
Banco BPM SpA ............ Citibank NA 1,195,371 02/24/27 0.12% 1D ESTR Monthly 38,489
Banco de Sabadell SA ........ JPMorgan Chase Bank NA 1,766,231 02/11/27 0.26% 1D ESTR Monthly 38,529
Bandai Namco Holdings, Inc. .... Barclays Bank plc 1,051,517 01/14/27 0.15% 1D P TONA Monthly (42,497)
Barclays plc ............... Citibank NA 1,342,591 02/24/27 0.25% 1D SONIA Monthly 46,376
Barrick Mining Corp. .......... Barclays Bank plc 1,713,795 08/25/26 0.20% CABROVER Monthly 149,737
BCE, Inc. ................. Merrill Lynch International & Co. 1,874,052 02/15/28 0.20% CABROVER Monthly (16,989)
Bendigo & Adelaide Bank Ltd. ... JPMorgan Chase Bank NA 1,315,684 02/10/27 0.25% 1D AONIA Monthly (14,733)
Bilibili, Inc. ................ JPMorgan Chase Bank NA 1,369,262 02/10/27 0.15% HONIA Monthly (124,094)
Bilibili, Inc. ................ Merrill Lynch International & Co. 294,075 02/15/28 0.15% HONIA Monthly (10,509)
Block, Inc. ................ Citibank NA 722,983 02/24/28 0.20% 1D OBFR01 Monthly 41,303
Booking Holdings, Inc. ........ Barclays Bank plc 2,198,395 01/25/27 0.20% 1D OBFR01 Monthly (93,235)
British Land Co. plc (The) ...... Citibank NA 1,044,540 02/24/27 0.25% 1D SONIA Monthly 24,995
Broadridge Financial Solutions, Inc. Barclays Bank plc 3,682,022 01/25/27 0.20% 1D OBFR01 Monthly (156,206)
Bureau Veritas SA ........... Merrill Lynch International & Co. 2,495,289 02/15/28 0.26% 1D ESTR Monthly (145,673)
BYD Co. Ltd. ............... Merrill Lynch International & Co. 319,240 02/15/28 0.30% HONIA Monthly 8,872
Cencora, Inc. .............. Merrill Lynch International & Co. 1,335,013 02/15/28 0.00% 1D OBFR01 Monthly 15,789
CGI, Inc. ................. JPMorgan Chase Bank NA 2,392,230 02/09/27 0.20% CABROVER Monthly (30,854)
China Galaxy Securities Co. Ltd. . Merrill Lynch International & Co. 230,324 02/15/28 0.30% HONIA Monthly (26,439)
China Overseas Land & Investment
Ltd. ................... JPMorgan Chase Bank NA 2,036,413 02/10/27 0.26% HONIA Monthly (229,708)
China Overseas Land & Investment
Ltd. ................... Merrill Lynch International & Co. 765,647 02/15/28 0.15% HONIA Monthly (79,651)
China Resources Land Ltd. ..... Merrill Lynch International & Co. 243,290 02/15/28 0.30% HONIA Monthly (11,644)
Chow Tai Fook Jewellery Group Ltd. Merrill Lynch International & Co. 1,086,958 02/15/28 0.30% HONIA Monthly (46,827)
Cie Financiere Richemont SA ... Barclays Bank plc 1,303,598 04/02/27 0.26% SSARON Monthly 38,305
Cirsa Enterprises SA ......... JPMorgan Chase Bank NA 2,108,789 02/11/27 0.26% 1D ESTR Monthly (40,437)
CITIC Ltd. ................. Merrill Lynch International & Co. 1,134,026 02/15/28 0.30% HONIA Monthly 47,698
CMS Energy Corp. ........... Citibank NA 1,969,968 02/24/28 0.20% 1D OBFR01 Monthly 78,144
Coca-Cola Bottlers Japan Holdings,
Inc. ................... Citibank NA 1,027,561 02/24/27 0.25% 1D P TONA Monthly (9,068)
Coloplast A/S .............. JPMorgan Chase Bank NA 1,735,781 02/11/27 0.25% DESTR Monthly (32,808)
Conagra Brands, Inc. ......... Citibank NA 1,258,444 02/24/28 0.20% 1D OBFR01 Monthly 21,164
Cooper Cos., Inc. (The) ....... Barclays Bank plc 1,481,056 01/25/27 0.19% 1D OBFR01 Monthly 27,594
Coterra Energy, Inc. .......... Merrill Lynch International & Co. 1,289,520 02/15/28 0.00% 1D OBFR01 Monthly (31,508)
Covivio SA/France ........... Barclays Bank plc 1,740,023 03/15/27 0.26% 1D ESTR Monthly (24,812)
Credit Saison Co. Ltd. ......... JPMorgan Chase Bank NA 1,720,055 02/10/27 0.25% 1D P TONA Monthly (62,803)
CRH plc .................. JPMorgan Chase Bank NA 2,253,035 02/09/27 0.20% 1D OBFR01 Monthly 70,117
CSG NV .................. JPMorgan Chase Bank NA 15,365,542 02/11/27 0.26% 1D ESTR Monthly (4,344,840)
Daiichi Sankyo Co. Ltd. ........ JPMorgan Chase Bank NA 816,514 02/10/27 0.25% 1D P TONA Monthly (2,489)
Darden Restaurants, Inc. ...... Barclays Bank plc 1,625,625 01/25/27 0.15% 1D OBFR01 Monthly 1,507
Deckers Outdoor Corp. ........ Merrill Lynch International & Co. 1,853,492 02/15/28 0.00% 1D OBFR01 Monthly (11,836)
Denso Corp. ............... Citibank NA 1,864,812 02/24/27 0.15% 1D P TONA Monthly 104,921
Deutsche Bank AG (Registered) .. Citibank NA 1,407,971 02/24/27 0.26% 1D ESTR Monthly 35,393
Dexus ................... JPMorgan Chase Bank NA 2,143,042 02/10/27 0.25% 1D AONIA Monthly (27,677)
Digital Realty Trust, Inc. ....... Citibank NA 1,147,055 02/24/28 0.20% 1D OBFR01 Monthly 24,310
Diploma plc ................ Merrill Lynch International & Co. 3,250,196 02/15/28 0.25% 1D SONIA Monthly 662,061
Dollar General Corp. ......... Merrill Lynch International & Co. 1,287,773 02/15/28 0.20% 1D OBFR01 Monthly (147,965)
DR Horton, Inc. ............. Merrill Lynch International & Co. 1,273,064 02/15/28 0.00% 1D OBFR01 Monthly (10,640)
DWS Group GmbH & Co. KGaA .. JPMorgan Chase Bank NA 1,528,175 02/11/27 0.26% 1D ESTR Monthly 17,986
Eagle Bancorp, Inc. .......... JPMorgan Chase Bank NA 1,637,439 02/09/27 0.20% 1D OBFR01 Monthly (7,210)
Eaton Corp. plc ............. Barclays Bank plc 2,038,301 01/25/27 0.20% 1D OBFR01 Monthly 418
eBay, Inc. ................. JPMorgan Chase Bank NA 1,424,441 02/09/27 0.20% 1D OBFR01 Monthly (22,733)
Eisai Co. Ltd. .............. Merrill Lynch International & Co. 1,337,879 03/15/28 0.00% 1D P TONA Monthly 61,536
Endeavour Mining plc ......... Merrill Lynch International & Co. 958,836 02/15/28 0.25% 1D SONIA Monthly 113,610
Epiroc AB ................. Citibank NA 1,283,495 02/24/27 0.26% TN STIBOR Monthly 55,661
Equinor ASA ............... Barclays Bank plc 1,536,155 04/26/27 0.15% NOWA Monthly 155,239
EXOR NV ................. Barclays Bank plc 1,413,692 03/15/27 0.26% 1D ESTR Monthly 33,061
FactSet Research Systems, Inc. .. JPMorgan Chase Bank NA 1,266,041 02/09/27 0.20% 1D OBFR01 Monthly (7,499)
Far EasTone Telecommunications
Co. Ltd. ................ Merrill Lynch International & Co. 1,327,007 02/15/28 0.40% 1D OBFR01 Monthly (12,793)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Fastenal Co. ............... Barclays Bank plc USD 2,373,002 01/25/27 0.20% 1D OBFR01 Monthly $ 95,478
FDJ UNITED ............... Barclays Bank plc 1,289,411 03/15/27 0.26% 1D ESTR Monthly 14,290
Ferrari NV ................ Citibank NA 916,583 02/24/27 0.05% 1D ESTR Monthly 33,468
Ferrovial SE ............... JPMorgan Chase Bank NA 2,280,844 02/11/27 0.26% 1D ESTR Monthly 9,143
FinecoBank Banca Fineco SpA .. Merrill Lynch International & Co. 1,723,213 02/15/28 0.26% 1D ESTR Monthly 45,561
First Financial Holding Co. Ltd. ... JPMorgan Chase Bank NA 2,212,216 02/11/27 0.35% 1D OBFR01 Monthly (34,664)
FirstRand Ltd. .............. JPMorgan Chase Bank NA 2,175,971 02/11/27 0.40% 1D RAONON Monthly (48,897)
Flagstar Bank NA ............ JPMorgan Chase Bank NA 6,793,566 02/09/27 0.20% 1D OBFR01 Monthly 346,997
Fomento Economico Mexicano SAB
de CV ................. JPMorgan Chase Bank NA 785,054 02/10/27 0.50% TIIEFONDEO Monthly 22,052
Ford Motor Co. ............. Merrill Lynch International & Co. 2,457,929 02/15/28 0.20% 1D OBFR01 Monthly (35,683)
Fortis, Inc. ................ Citibank NA 4,082,418 02/24/28 0.20% 1D CORRA Monthly 96,282
Franklin Resources, Inc. ....... Citibank NA 2,158,170 02/24/28 0.20% 1D OBFR01 Monthly (25,284)
Freeport-McMoRan, Inc. ....... Barclays Bank plc 1,598,754 01/25/27 0.20% 1D OBFR01 Monthly 111,744
Fresnillo plc ............... Merrill Lynch International & Co. 1,352,414 02/15/28 0.25% 1D SONIA Monthly (31,499)
Fuyao Glass Industry Group Co. Ltd. Merrill Lynch International & Co. 1,364,669 02/15/28 0.30% HONIA Monthly 16,454
Galderma Group AG .......... JPMorgan Chase Bank NA 3,350,493 02/10/27 0.26% SSARON Monthly 309,949
GEA Group AG ............. Citibank NA 1,768,105 02/24/27 0.26% 1D ESTR Monthly 53,525
Goodman Group ............ Merrill Lynch International & Co. 1,978,392 02/15/28 0.25% 1D AONIA Monthly 37,786
Grupo Mateus SA ........... Merrill Lynch International & Co. 957,821 02/15/28 0.00% 1D OBFR01 Monthly 58,164
Guangdong Huayan Robotics Co.
Ltd. ................... JPMorgan Chase Bank NA 47,349 02/10/27 0.30% HONIA Monthly 307
H World Group Ltd. .......... Merrill Lynch International & Co. 1,123,445 02/15/28 0.00% 1D OBFR01 Monthly 13,109
Harmonic Drive Systems, Inc. ... Merrill Lynch International & Co. 258,653 03/15/28 0.15% 1D P TONA Monthly (37,534)
Heineken Holding NV ......... JPMorgan Chase Bank NA 3,599,976 02/11/27 0.26% 1D ESTR Monthly (255,162)
Hesai Group ............... Citibank NA 1,463,379 02/24/27 0.30% HONIA Monthly (200,256)
Hirose Electric Co. Ltd. ........ Barclays Bank plc 1,940,367 01/14/27 0.00% 1D P TONA Monthly 10,253
Home Depot, Inc. (The) ....... Merrill Lynch International & Co. 1,389,154 02/15/28 0.00% 1D OBFR01 Monthly (7,816)
Hon Precision, Inc. ........... JPMorgan Chase Bank NA 1,546,701 02/11/27 0.35% 1D OBFR01 Monthly (218,946)
Host Hotels & Resorts, Inc. ..... Merrill Lynch International & Co. 1,960,808 02/15/28 0.20% 1D OBFR01 Monthly 47,160
Hydro One Ltd. ............. Barclays Bank plc 2,458,742 08/25/26 0.20% CABROVER Monthly 39,802
Hypera SA ................ JPMorgan Chase Bank NA 1,593,645 02/10/27 0.40% 1D OBFR01 Monthly 89,801
Illinois Tool Works, Inc. ........ Citibank NA 2,355,207 02/24/28 0.20% 1D OBFR01 Monthly (12,597)
Incyte Corp. ............... Citibank NA 1,049,187 02/24/28 0.20% 1D OBFR01 Monthly 42,605
Industria de Diseno Textil SA .... Merrill Lynch International & Co. 907,796 02/15/28 0.26% 1D OBFR01 Monthly 17,724
INFRONEER Holdings, Inc. ..... Barclays Bank plc 1,837,244 01/14/27 0.00% 1D P TONA Monthly (28,159)
Intact Financial Corp. ......... Merrill Lynch International & Co. 2,365,815 02/15/28 0.00% CABROVER Monthly (46,338)
Intertek Group plc ........... Citibank NA 3,298,284 02/24/27 0.25% 1D SONIA Monthly 34,855
Intuitive Surgical, Inc. ......... Citibank NA 1,959,964 02/24/28 0.20% 1D OBFR01 Monthly (69,905)
Ipsen SA ................. Citibank NA 754,753 02/24/27 0.26% 1D ESTR Monthly 67,535
Isetan Mitsukoshi Holdings Ltd. .. Citibank NA 777,361 02/24/27 0.21% 1D P TONA Monthly 38,886
Isuzu Motors Ltd. ............ Citibank NA 2,749,198 02/24/27 0.25% 1D P TONA Monthly 11,429
J M Smucker Co. (The) ........ JPMorgan Chase Bank NA 2,082,586 02/09/27 0.20% 1D OBFR01 Monthly (173,074)
J Sainsbury plc ............. Citibank NA 2,057,567 02/24/27 0.25% 1D SONIA Monthly 87,670
Jacobs Solutions, Inc. ......... Barclays Bank plc 1,075,022 01/25/27 0.20% 1D OBFR01 Monthly 19,586
Japan Post Bank Co. Ltd. ...... Citibank NA 1,224,514 02/24/27 0.15% 1D P TONA Monthly 34,635
Japan Post Holdings Co. Ltd. .... Citibank NA 1,482,276 02/24/27 0.25% 1D P TONA Monthly 60,331
Japan Tobacco, Inc. .......... Citibank NA 1,402,917 02/24/27 0.25% 1D P TONA Monthly 97,110
JB Hi-Fi Ltd. ............... JPMorgan Chase Bank NA 760,401 02/10/27 0.25% 1D AONIA Monthly (46,956)
JD.com, Inc. ............... JPMorgan Chase Bank NA 1,976,015 02/10/27 0.30% HONIA Monthly 191,577
JD.com, Inc. ............... Merrill Lynch International & Co. 443,578 02/15/28 0.30% HONIA Monthly 44,333
JFE Holdings, Inc. ........... Barclays Bank plc 1,635,935 01/14/27 0.15% 1D P TONA Monthly (1,601)
JTEKT Corp. ............... JPMorgan Chase Bank NA 1,347,756 02/10/27 0.25% 1D P TONA Monthly (42,136)
Julius Baer Group Ltd. ........ Merrill Lynch International & Co. 2,317,308 02/15/28 0.26% SSARON Monthly (357)
Kajima Corp. ............... Merrill Lynch International & Co. 2,131,283 03/15/28 0.25% 1D P TONA Monthly 5,043
Kao Corp. ................. Barclays Bank plc 2,054,849 01/14/27 0.15% 1D P TONA Monthly 58,918
Kawasaki Kisen Kaisha Ltd. ..... Merrill Lynch International & Co. 1,054,093 03/15/28 0.25% 1D P TONA Monthly 13,394
KBC Group NV ............. Merrill Lynch International & Co. 2,414,755 02/15/28 0.26% 1D ESTR Monthly (3,633)
Keppel DC REIT ............ JPMorgan Chase Bank NA 1,809,152 02/10/27 0.30% 1D OBFR01 Monthly (79,018)
Kerry Properties Ltd. ......... Merrill Lynch International & Co. 2,058,531 02/15/28 0.30% HONIA Monthly (98,675)
Keurig Dr Pepper, Inc. ........ Citibank NA 2,708,100 02/24/28 0.20% 1D OBFR01 Monthly (22,440)
Keyence Corp. ............. Barclays Bank plc 1,448,222 01/14/27 0.15% 1D P TONA Monthly 10,998
Kimco Realty Corp. .......... Citibank NA 2,029,380 02/24/28 0.20% 1D OBFR01 Monthly (20,562)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Kokusai Electric Corp. ........ Barclays Bank plc USD 1,352,115 01/14/27 0.15% 1D P TONA Monthly $ 24,143
Kuaishou Technology ......... JPMorgan Chase Bank NA 1,299,727 02/10/27 0.86% HONIA Monthly (274,810)
Kuaishou Technology ......... Merrill Lynch International & Co. 259,238 02/15/28 0.00% HONIA Monthly (27,748)
Land Securities Group plc ...... Barclays Bank plc 1,551,688 03/26/27 0.15% 1D SONIA Monthly 31,254
Lasertec Corp. ............. Barclays Bank plc 847,918 01/14/27 0.15% 1D P TONA Monthly 86,891
Legrand SA ............... Citibank NA 1,167,000 02/24/27 0.26% 1D ESTR Monthly (1,840)
Lendlease Corp. Ltd. ......... JPMorgan Chase Bank NA 1,187,069 02/10/27 0.25% 1D AONIA Monthly (122,003)
Lenovo Group Ltd. ........... JPMorgan Chase Bank NA 1,456,033 02/10/27 0.15% HONIA Monthly 49,763
Lionsgate Studios Corp. ....... JPMorgan Chase Bank NA 1,135,355 02/09/27 0.20% 1D OBFR01 Monthly (98,398)
Lojas Renner SA ............ JPMorgan Chase Bank NA 967,105 02/10/27 0.40% 1D OBFR01 Monthly 18,133
London Stock Exchange Group plc JPMorgan Chase Bank NA 1,572,587 02/11/27 0.25% 1D SONIA Monthly 45,215
Lundin Gold, Inc. ............ Barclays Bank plc 761,106 08/25/26 0.15% CABROVER Monthly 71,889
LVMH Moet Hennessy Louis Vuitton
SE ................... JPMorgan Chase Bank NA 2,488,694 02/11/27 0.26% 1D ESTR Monthly (83,436)
LY Corp. .................. Merrill Lynch International & Co. 1,807,182 03/15/28 0.25% 1D P TONA Monthly (65,138)
Macquarie Group Ltd. ......... Merrill Lynch International & Co. 1,484,227 02/15/28 0.25% 1D AONIA Monthly 92,604
Magellan Financial Group Ltd. ... Merrill Lynch International & Co. 1,370,245 02/15/28 0.25% 1D AONIA Monthly (44,078)
Marriott International, Inc. ...... Merrill Lynch International & Co. 1,088,371 02/15/28 0.00% 1D OBFR01 Monthly 23,667
Mastercard, Inc. ............. Barclays Bank plc 1,973,114 01/25/27 0.20% 1D OBFR01 Monthly 25,526
Mercedes-Benz Group AG ...... JPMorgan Chase Bank NA 2,146,544 02/11/27 0.26% 1D ESTR Monthly (50,659)
MetLife, Inc. ............... Merrill Lynch International & Co. 2,902,923 02/15/28 0.00% 1D OBFR01 Monthly 67,317
Metro Inc/CN .............. Merrill Lynch International & Co. 1,192,805 02/15/28 0.00% CABROVER Monthly (2,285)
Mirvac Group .............. Merrill Lynch International & Co. 3,469,135 02/15/28 0.25% 1D AONIA Monthly (81,838)
Mitsubishi Materials Corp. ...... Citibank NA 1,115,481 02/24/27 0.25% 1D P TONA Monthly 59,942
Mitsui Kinzoku Co. Ltd. ........ Citibank NA 882,441 02/24/27 0.25% 1D P TONA Monthly 28,046
Moderna, Inc. .............. Citibank NA 909,107 02/24/28 0.20% 1D OBFR01 Monthly (4,867)
Morinaga Milk Industry Co. Ltd. .. Citibank NA 1,193,582 02/24/27 0.25% 1D P TONA Monthly 50,585
Mr Price Group Ltd. .......... Merrill Lynch International & Co. 1,407,365 02/15/28 0.85% 1M JIBAR Monthly (92,215)
MTU Aero Engines AG ........ Citibank NA 1,181,886 02/24/27 0.26% 1D ESTR Monthly 22,016
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .. Merrill Lynch International & Co. 1,620,600 02/15/28 0.26% 1D ESTR Monthly 21,407
National Grid plc ............ Merrill Lynch International & Co. 1,319,824 02/15/28 0.25% 1D SONIA Monthly 49,152
NAVER Corp. .............. Merrill Lynch International & Co. 30,575 02/15/28 0.40% 1D OBFR01 Monthly (1,984)
Nemetschek SE ............. Citibank NA 730,055 02/24/27 0.26% 1D ESTR Monthly (41,343)
Neoenergia SA ............. JPMorgan Chase Bank NA 1,126,322 02/10/27 0.40% 1D OBFR01 Monthly 22,635
Neoenergia SA ............. Merrill Lynch International & Co. 775,421 02/15/28 0.40% 1D OBFR01 Monthly 14,165
NetEase, Inc. .............. JPMorgan Chase Bank NA 1,897,485 02/10/27 0.30% HONIA Monthly (71,914)
NetEase, Inc. .............. Merrill Lynch International & Co. 413,205 02/15/28 0.50% HONIA Monthly (1,948)
Netflix, Inc. ................ Merrill Lynch International & Co. 1,611,752 02/15/28 0.20% 1D OBFR01 Monthly 22,798
Netmarble Corp. ............ JPMorgan Chase Bank NA 1,015,045 02/10/27 0.35% 1D OBFR01 Monthly (109,541)
NIDEC Corp. ............... Citibank NA 1,470,049 02/24/27 0.20% 1D P TONA Monthly (68,166)
Ningbo Joyson Electronic Corp. .. JPMorgan Chase Bank NA 959,565 02/10/27 0.30% HONIA Monthly (36,328)
Nippon Shokubai Co. Ltd. ...... Citibank NA 2,034,276 02/24/27 0.24% 1D P TONA Monthly 12,170
Nissan Chemical Corp. ........ Citibank NA 1,300,113 02/24/27 0.15% 1D P TONA Monthly 53,129
Nucor Corp. ............... Merrill Lynch International & Co. 1,155,418 02/15/28 0.00% 1D OBFR01 Monthly 28,282
NVR, Inc. ................. Barclays Bank plc 1,306,138 01/25/27 0.20% 1D OBFR01 Monthly 11,828
NXP Semiconductors NV ...... Barclays Bank plc 1,425,258 01/25/27 0.20% 1D OBFR01 Monthly 31,506
Occidental Petroleum Corp. ..... Citibank NA 1,350,944 02/24/28 0.20% 1D OBFR01 Monthly 105,056
Orkla ASA ................. JPMorgan Chase Bank NA 1,304,489 02/11/27 0.26% NOWA Monthly (27,149)
Otis Worldwide Corp. ......... Barclays Bank plc 4,015,232 01/25/27 0.20% 1D OBFR01 Monthly (99,568)
Otsuka Corp. .............. Barclays Bank plc 2,144,369 01/14/27 0.24% 1D P TONA Monthly 84,075
Paramount Skydance Corp. ..... JPMorgan Chase Bank NA 966,559 02/09/27 0.20% 1D OBFR01 Monthly (187,438)
Partners Group Holding AG ..... Merrill Lynch International & Co. 1,111,147 02/15/28 0.26% SSARON Monthly 74,478
Pinnacle West Capital Corp. .... Citibank NA 2,595,362 02/24/28 0.20% 1D OBFR01 Monthly 84,588
Powertech Technology, Inc. ..... JPMorgan Chase Bank NA 862,504 02/11/27 0.35% 1D OBFR01 Monthly (35,994)
Prudential Financial, Inc. ....... Citibank NA 1,989,623 02/24/28 0.20% 1D OBFR01 Monthly 71,636
Prysmian SpA .............. Merrill Lynch International & Co. 360,292 02/15/28 0.26% 1D ESTR Monthly 15,356
Publicis Groupe SA .......... JPMorgan Chase Bank NA 2,380,415 02/11/27 0.25% 1D ESTR Monthly (112,530)
Qube Holdings Ltd. .......... Merrill Lynch International & Co. 2,654,047 02/15/28 0.25% 1D AONIA Monthly (31,117)
Ralph Lauren Corp. .......... Barclays Bank plc 1,729,461 01/25/27 0.20% 1D OBFR01 Monthly 24,888
REA Group Ltd. ............. Merrill Lynch International & Co. 1,210,721 02/15/28 0.25% 1D AONIA Monthly (49,402)
Recordati Industria Chimica e
Farmaceutica SpA ......... Merrill Lynch International & Co. 951,372 02/15/28 0.26% 1D ESTR Monthly 96,460

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Regeneron Pharmaceuticals, Inc. . Merrill Lynch International & Co. USD 832,601 02/15/28 0.20% 1D OBFR01 Monthly $ 17,303
Region Group .............. Merrill Lynch International & Co. 1,201,754 02/15/28 0.25% 1D AONIA Monthly 34,969
RELX plc ................. JPMorgan Chase Bank NA 897,425 02/11/27 0.25% 1D SONIA Monthly (55,432)
RELX plc ................. Merrill Lynch International & Co. 1,511,079 02/15/28 0.25% 1D SONIA Monthly (62,982)
Rinnai Corp. ............... Merrill Lynch International & Co. 1,398,779 03/15/28 0.25% 1D P TONA Monthly (17,737)
Rolls-Royce Holdings plc ...... Merrill Lynch International & Co. 1,586,773 02/15/28 0.25% 1D SONIA Monthly (107,031)
S&P Global, Inc. ............ Barclays Bank plc 2,686,232 01/25/27 0.20% 1D OBFR01 Monthly (6,590)
Safran SA ................. JPMorgan Chase Bank NA 1,806,011 02/11/27 0.26% 1D ESTR Monthly (169,864)
Sage Group plc (The) ......... Barclays Bank plc 1,610,424 03/26/27 0.25% 1D SONIA Monthly 54,697
SBA Communications Corp. .... Merrill Lynch International & Co. 1,835,001 02/15/28 0.00% 1D OBFR01 Monthly 6,576
Schneider Electric SE ......... Merrill Lynch International & Co. 1,244,687 02/15/28 0.26% 1D OBFR01 Monthly 35,507
Segro plc ................. Merrill Lynch International & Co. 1,153,223 02/15/28 0.25% 1D OBFR01 Monthly 3,216
ServiceNow, Inc. ............ Merrill Lynch International & Co. 2,692,007 02/15/28 0.00% 1D OBFR01 Monthly (224,627)
Seven & i Holdings Co. Ltd. ..... Citibank NA 1,034,410 02/24/27 0.15% 1D OBFR01 Monthly 2,558
Shenzhen Han's CNC Technology
Co. Ltd. ................ JPMorgan Chase Bank NA 1,151,917 02/10/27 0.30% 1D OBFR01 Monthly 25,690
Shizuoka Financial Group, Inc. ... Barclays Bank plc 1,570,721 01/14/27 0.00% 1D P TONA Monthly 78,112
Siemens AG (Registered) ...... Citibank NA 1,730,710 02/24/27 0.26% 1D ESTR Monthly (908)
Siemens Healthineers AG ...... Citibank NA 1,127,108 02/24/27 0.26% 1D ESTR Monthly 7,809
Sika AG (Registered) ......... Citibank NA 1,236,188 02/24/27 0.26% SSARON Monthly 38,303
Singapore Airlines Ltd. ........ JPMorgan Chase Bank NA 1,914,299 02/10/27 0.30% 1D OBFR01 Monthly 17,914
Sino-American Silicon Products, Inc. Merrill Lynch International & Co. 1,065,536 02/15/28 0.15% 1D OBFR01 Monthly (5,769)
Skyworks Solutions, Inc. ....... Merrill Lynch International & Co. 1,459,030 02/15/28 0.00% 1D OBFR01 Monthly (23,890)
Snowflake, Inc. ............. Citibank NA 900,918 02/24/28 0.20% 1D OBFR01 Monthly (101,572)
Southwest Airlines Co. ........ Merrill Lynch International & Co. 402,300 02/15/28 0.20% 1D OBFR01 Monthly (26,600)
St James's Place plc ......... Merrill Lynch International & Co. 1,073,147 02/15/28 0.25% 1D SONIA Monthly (83,827)
STERIS plc ................ JPMorgan Chase Bank NA 1,420,969 02/09/27 0.20% 1D OBFR01 Monthly (27,850)
Straumann Holding AG (Registered) Citibank NA 1,643,944 02/24/27 0.26% SSARON Monthly 124,187
Stryker Corp. .............. Barclays Bank plc 1,428,866 01/25/27 0.20% 1D OBFR01 Monthly (15,929)
Sumitomo Chemical Co. Ltd. .... Merrill Lynch International & Co. 1,446,428 03/15/28 0.25% 1D P TONA Monthly 77,200
Suncorp Group Ltd. .......... Merrill Lynch International & Co. 1,043,093 02/15/28 0.25% 1D AONIA Monthly 42,140
Sunny Optical Technology Group Co.
Ltd. ................... JPMorgan Chase Bank NA 1,250,613 02/10/27 0.27% HONIA Monthly 5,091
Sunny Optical Technology Group Co.
Ltd. ................... Merrill Lynch International & Co. 423,822 02/15/28 0.15% HONIA Monthly 4,275
Suzuki Motor Corp. .......... Merrill Lynch International & Co. 1,830,771 03/15/28 0.25% 1D P TONA Monthly 21,915
Sweco AB ................. Citibank NA 1,209,333 02/24/27 (0.05)% TN STIBOR Monthly 18,270
Symrise AG ............... Citibank NA 920,285 02/24/27 0.26% 1D ESTR Monthly 53,181
Synthomer plc .............. Merrill Lynch International & Co. 142,369 02/15/28 0.25% 1D SONIA Monthly 173,720
Takasago Thermal Engineering Co.
Ltd. ................... Citibank NA 2,234,402 02/24/27 0.25% 1D P TONA Monthly 6,343
Take-Two Interactive Software, Inc. Barclays Bank plc 923,864 01/25/27 0.20% 1D OBFR01 Monthly (15,364)
Tapestry, Inc. ............... JPMorgan Chase Bank NA 1,687,800 02/09/27 0.20% 1D OBFR01 Monthly (50,924)
TE Connectivity plc .......... Citibank NA 1,566,162 02/24/28 0.20% 1D OBFR01 Monthly 64,194
Techtronic Industries Co. Ltd. .... Merrill Lynch International & Co. 929,732 02/15/28 0.30% HONIA Monthly (59,877)
Teck Resources Ltd. .......... Barclays Bank plc 865,872 08/25/26 0.20% CABROVER Monthly 77,425
Teijin Ltd. ................. Barclays Bank plc 1,256,199 01/14/27 0.25% 1D P TONA Monthly 132,442
Telefonica Brasil SA .......... Merrill Lynch International & Co. 2,500,145 02/15/28 0.40% 1D OBFR01 Monthly 72,708
Tenaris SA ................ Citibank NA 1,240,135 02/24/27 0.19% 1D ESTR Monthly 49,010
Tencent Holdings Ltd. ......... JPMorgan Chase Bank NA 3,877,105 02/10/27 0.64% HONIA Monthly (143,220)
Tencent Holdings Ltd. ......... Merrill Lynch International & Co. 535,274 02/15/28 0.30% HONIA Monthly (5,466)
Tencent Music Entertainment Group Barclays Bank plc 1,395,800 01/25/27 0.20% 1D OBFR01 Monthly (96,600)
Toda Corp. ................ JPMorgan Chase Bank NA 1,946,905 02/10/27 0.25% 1D P TONA Monthly (33,445)
Toyoda Gosei Co. Ltd. ........ Merrill Lynch International & Co. 1,333,647 03/15/28 0.25% 1D P TONA Monthly (57,093)
TransDigm Group, Inc. ........ Barclays Bank plc 2,644,799 01/25/27 0.20% 1D OBFR01 Monthly 20,809
Transurban Group ........... JPMorgan Chase Bank NA 3,551,726 02/10/27 0.25% 1D AONIA Monthly 9,767
Truist Financial Corp. ......... Citibank NA 2,137,128 02/24/28 0.20% 1D OBFR01 Monthly 55,641
Tyler Technologies, Inc. ........ Citibank NA 1,255,116 02/24/28 0.20% 1D OBFR01 Monthly (22,548)
UCB SA .................. Barclays Bank plc 747,125 03/15/27 0.26% 1D ESTR Monthly 36,247
Ulta Beauty, Inc. ............ Barclays Bank plc 877,387 01/25/27 0.20% 1D OBFR01 Monthly 11,220
Unilever plc ................ Merrill Lynch International & Co. 2,337,839 02/15/28 0.25% 1D SONIA Monthly (174,803)
United Microelectronics Corp. ... Merrill Lynch International & Co. 930,363 02/15/28 0.15% 1D OBFR01 Monthly (46,611)
Universal Music Group NV ..... Merrill Lynch International & Co. 3,434,117 02/15/28 0.00% 1D ESTR Monthly (171,158)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Valero Energy Corp. .......... Barclays Bank plc USD 1,258,167 01/25/27 0.20% 1D OBFR01 Monthly $ 51,357
Valterra Platinum Ltd. ......... Merrill Lynch International & Co. 783,405 02/15/28 0.85% 1D OBFR01 Monthly 15,145
Var Energi ASA ............. Barclays Bank plc 2,222,779 04/26/27 0.28% NOWA Monthly 233,976
Ventas, Inc. ............... Barclays Bank plc 1,317,785 01/25/27 0.20% 1D OBFR01 Monthly (1,127)
Venture Corp. Ltd. ........... JPMorgan Chase Bank NA 2,100,497 02/10/27 0.30% 1D OBFR01 Monthly 40,358
Veralto Corp. ............... Citibank NA 3,053,475 02/24/28 0.20% 1D OBFR01 Monthly 5,857
Verizon Communications, Inc. ... JPMorgan Chase Bank NA 2,845,380 02/09/27 0.20% 1D OBFR01 Monthly (14,100)
VICI Properties, Inc. .......... Barclays Bank plc 3,210,835 01/25/27 0.20% 1D OBFR01 Monthly 32,049
Vinci SA .................. Citibank NA 1,202,655 02/24/27 0.26% 1D ESTR Monthly 30,561
Vodafone Group plc .......... Merrill Lynch International & Co. 1,595,112 02/15/28 0.25% 1D SONIA Monthly 63,623
Voltronic Power Technology Corp. Merrill Lynch International & Co. 1,503,970 02/15/28 0.40% 1D OBFR01 Monthly (67,033)
VZ Holding AG ............. JPMorgan Chase Bank NA 1,653,415 02/10/27 0.26% SSARON Monthly 21,147
Wells Fargo & Co. ........... Barclays Bank plc 1,670,842 01/25/27 0.20% 1D OBFR01 Monthly 32,812
WH Group Ltd. ............. Merrill Lynch International & Co. 1,798,315 02/15/28 0.30% HONIA Monthly 116,820
Wheaton Precious Metals Corp. .. Citibank NA 1,152,420 02/24/28 0.20% 1D CORRA Monthly 68,326
Woodside Energy Group Ltd. .... Merrill Lynch International & Co. 1,407,207 02/15/28 0.25% 1D AONIA Monthly 126,238
Xiaomi Corp. ............... JPMorgan Chase Bank NA 1,861,685 02/10/27 0.30% HONIA Monthly (49,977)
Xiaomi Corp. ............... Merrill Lynch International & Co. 403,467 02/15/28 0.00% HONIA Monthly 5,514
XPeng, Inc. ................ JPMorgan Chase Bank NA 1,216,627 02/10/27 0.15% HONIA Monthly (58,429)
XPeng, Inc. ................ Merrill Lynch International & Co. 278,295 02/15/28 0.15% HONIA Monthly (17,594)
Zeon Corp. ................ Barclays Bank plc 2,574,796 01/14/27 0.00% 1D P TONA Monthly 60,023
Zurich Insurance Group AG ..... Barclays Bank plc 2,219,083 04/02/27 0.26% SSARON Monthly 113,418
Total long positions of equity swaps (3,369,408)
Short contracts
(b)
adidas AG ................ Merrill Lynch International & Co. (1,026,212) 02/15/28 (0.10)% 1D ESTR Monthly (9,671)
Aeroports de Paris SA ........ JPMorgan Chase Bank NA (658,817) 02/11/27 (0.26)% 1D ESTR Monthly (763)
Aeroports de Paris SA ........ Merrill Lynch International & Co. (1,026,016) 02/15/28 (0.26)% 1D ESTR Monthly (24,621)
Air Products & Chemicals, Inc. ... Citibank NA (1,052,653) 02/24/28 (0.15)% 1D OBFR01 Monthly 6,889
Airtel Africa plc ............. Citibank NA (2,851,788) 02/24/27 (0.25)% 1D SONIA Monthly 53,165
Ajinomoto Co., Inc. ........... Merrill Lynch International & Co. (1,029,258) 03/15/28 (0.15)% 1D P TONA Monthly (47,876)
Alamos Gold, Inc. ........... Merrill Lynch International & Co. (1,567,208) 02/15/28 (0.20)% CABROVER Monthly 36,753
Alexandria Real Estate Equities, Inc. Barclays Bank plc (1,485,919) 01/25/27 (0.15)% 1D OBFR01 Monthly 51,541
Alimentation Couche-Tard, Inc. ... Citibank NA (1,708,692) 02/24/28 (0.20)% 1D CORRA Monthly 2,571
Alphabet, Inc. .............. JPMorgan Chase Bank NA (2,175,731) 02/09/27 (0.15)% 1D OBFR01 Monthly 136,156
ALS Ltd. .................. JPMorgan Chase Bank NA (1,338,187) 02/10/27 (0.25)% 1D AONIA Monthly 83,082
ALS Ltd. .................. Merrill Lynch International & Co. (125,960) 02/15/28 0.00% 1D AONIA Monthly (6,156)
American Express Co. ........ Merrill Lynch International & Co. (1,654,556) 02/15/28 (0.15)% 1D OBFR01 Monthly (9,084)
Anheuser-Busch InBev SA ..... Merrill Lynch International & Co. (2,398,351) 02/15/28 (0.26)% 1D ESTR Monthly 142,884
Ansell Ltd. ................ JPMorgan Chase Bank NA (1,113,949) 02/10/27 (0.25)% 1D AONIA Monthly 36,555
ANZ Group Holdings Ltd. ...... JPMorgan Chase Bank NA (1,866,827) 02/10/27 (0.25)% 1D AONIA Monthly 16,137
Ares Management Corp. ....... Citibank NA (1,563,952) 02/24/28 (0.15)% 1D OBFR01 Monthly (28,908)
ASX Ltd. ................. JPMorgan Chase Bank NA (1,400,016) 02/10/27 (0.25)% 1D AONIA Monthly (54,912)
Atos SE .................. Merrill Lynch International & Co. (897,677) 02/15/28 0.00% 1D ESTR Monthly 123,961
AvalonBay Communities, Inc. ... Citibank NA (2,106,183) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,032)
Ayvens SA ................ Merrill Lynch International & Co. (1,160,684) 02/15/28 (0.26)% 1D ESTR Monthly (15,969)
Baker Hughes Co. ........... Citibank NA (1,056,757) 02/24/28 (0.15)% 1D OBFR01 Monthly 25,012
Banca Monte dei Paschi di Siena
SpA ................... Citibank NA (1,561,786) 02/24/27 (0.12)% 1D ESTR Monthly (63,780)
Bank of New York Mellon Corp.
(The) .................. Citibank NA (2,129,388) 02/24/28 (0.15)% 1D OBFR01 Monthly (41,541)
Banque Cantonale Vaudoise
(Registered) ............. Merrill Lynch International & Co. (1,878,240) 02/15/28 (0.26)% SSARON Monthly (89,768)
Barratt Redrow plc ........... Barclays Bank plc (1,029,913) 03/26/27 (0.25)% 1D SONIA Monthly 16,747
BASF SE ................. Citibank NA (1,897,369) 02/24/27 (0.26)% 1D ESTR Monthly (258,295)
Beiersdorf AG .............. Citibank NA (1,275,372) 02/24/27 (0.26)% 1D ESTR Monthly (90,916)
BeOne Medicines Ltd. ........ JPMorgan Chase Bank NA (303,466) 02/10/27 (0.15)% HONIA Monthly 5,115
BeOne Medicines Ltd. ........ Merrill Lynch International & Co. (1,426,760) 02/15/28 0.00% HONIA Monthly (8,914)
Berkeley Group Holdings plc .... Citibank NA (1,362,453) 02/24/27 (0.25)% 1D SONIA Monthly 6,508
Berkshire Hathaway, Inc. ....... Barclays Bank plc (1,823,924) 01/25/27 (0.10)% 1D OBFR01 Monthly 2,964
BioMerieux ................ Citibank NA (1,235,972) 02/24/27 (0.26)% 1D ESTR Monthly (46,034)
Bollore SE ................ Merrill Lynch International & Co. (2,829,552) 02/15/28 (0.26)% 1D ESTR Monthly (52,329)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Brambles Ltd. .............. JPMorgan Chase Bank NA USD (930,861) 02/10/27 (0.25)% 1D AONIA Monthly $ 20,593
Brandywine Realty Trust ....... Merrill Lynch International & Co. (36,250) 02/15/28 (0.15)% 1D OBFR01 Monthly 2,375
Brenntag SE ............... Barclays Bank plc (2,631,807) 03/15/27 (0.26)% 1D ESTR Monthly (375,772)
Brenntag SE ............... Merrill Lynch International & Co. (413,119) 02/15/28 (0.26)% 1D ESTR Monthly (33,954)
Brookfield Corp. ............. Citibank NA (1,494,646) 02/24/28 (0.20)% 1D CORRA Monthly (61,395)
Caixa Seguridade Participacoes SA Merrill Lynch International & Co. (3,353,887) 02/15/28 0.00% 1D OBFR01 Monthly (54,548)
Campbell's Company (The) ..... Merrill Lynch International & Co. (2,603,003) 02/15/28 (0.66)% 1D OBFR01 Monthly (111,710)
Canadian Pacific Kansas City Ltd. Citibank NA (1,655,660) 02/24/28 (0.20)% 1D CORRA Monthly (4,765)
Canon Marketing Japan, Inc. .... Citibank NA (1,396,645) 02/24/27 (0.18)% 1D P TONA Monthly (37,293)
Carnival Corp. .............. Merrill Lynch International & Co. (1,448,462) 02/15/28 0.00% 1D OBFR01 Monthly (49,990)
Chailease Holding Co. Ltd. ..... JPMorgan Chase Bank NA (2,110,837) 02/11/27 (0.63)% 1D OBFR01 Monthly (217,522)
Challenger Ltd. ............. JPMorgan Chase Bank NA (883,119) 02/10/27 (0.25)% 1D AONIA Monthly (92,216)
China Merchants Bank Co. Ltd. .. Merrill Lynch International & Co. (1,179,626) 02/15/28 (0.30)% HONIA Monthly 4,094
China Pacific Insurance Group Co.
Ltd. ................... JPMorgan Chase Bank NA (10,870,476) 02/10/27 (0.35)% HONIA Monthly 368,538
China Petroleum & Chemical Corp. Merrill Lynch International & Co. (20,011,807) 02/15/28 (0.30)% HONIA Monthly 1,102,964
Church & Dwight Co., Inc. ...... Merrill Lynch International & Co. (1,381,995) 02/15/28 (0.15)% 1D OBFR01 Monthly 19,523
Cie Generale des Etablissements
Michelin SCA ............ Merrill Lynch International & Co. (1,414,806) 02/15/28 0.00% 1D ESTR Monthly (13,790)
CLP Holdings Ltd. ........... Merrill Lynch International & Co. (2,647,586) 02/15/28 (0.15)% HONIA Monthly (26,242)
CMOC Group Ltd. ........... Merrill Lynch International & Co. (675,878) 02/15/28 (0.30)% HONIA Monthly 70,168
Coca-Cola Europacific Partners plc Citibank NA (1,148,116) 02/24/28 (0.15)% 1D OBFR01 Monthly 23,808
Coca-Cola HBC AG .......... Merrill Lynch International & Co. (1,700,853) 02/15/28 (0.10)% 1D SONIA Monthly 67,306
Cochlear Ltd. .............. JPMorgan Chase Bank NA (1,379,230) 02/10/27 (0.25)% 1D AONIA Monthly 2,483
Comcast Corp. ............. Citibank NA (1,838,404) 02/24/28 (0.15)% 1D OBFR01 Monthly 18,190
Commonwealth Bank of Australia . JPMorgan Chase Bank NA (1,218,213) 02/10/27 (0.25)% 1D AONIA Monthly 47,145
Community Financial System, Inc. JPMorgan Chase Bank NA (1,675,192) 02/09/27 (0.15)% 1D OBFR01 Monthly (10,057)
Constellation Brands, Inc. ...... Barclays Bank plc (1,738,044) 01/25/27 (0.15)% 1D OBFR01 Monthly 28,044
Continental AG ............. Barclays Bank plc (1,870,578) 03/15/27 (0.10)% 1D ESTR Monthly (21,196)
CoreWeave, Inc. ............ JPMorgan Chase Bank NA (4,950,174) 02/09/27 (0.15)% 1D OBFR01 Monthly 149,591
Corning, Inc. ............... Citibank NA (1,335,894) 02/24/28 (0.15)% 1D OBFR01 Monthly (51,000)
Corpay, Inc. ............... Merrill Lynch International & Co. (2,072,863) 02/15/28 (0.15)% 1D OBFR01 Monthly 123,230
Cosan SA ................. Merrill Lynch International & Co. (1,525,469) 02/15/28 0.00% 1D OBFR01 Monthly (53,647)
CoStar Group, Inc. ........... Barclays Bank plc (1,369,306) 01/25/27 (0.15)% 1D OBFR01 Monthly 78,426
Croda International plc ........ Barclays Bank plc (1,421,665) 03/26/27 (0.10)% 1D SONIA Monthly (72,933)
Crown Castle, Inc. ........... Citibank NA (1,625,704) 02/24/28 (0.15)% 1D OBFR01 Monthly (496)
CSG NV .................. Citibank NA (13,193,585) 02/24/27 (0.26)% 1D ESTR Monthly 2,172,883
CTS Eventim AG & Co. KGaA ... Merrill Lynch International & Co. (1,210,394) 02/15/28 (0.26)% 1D OBFR01 Monthly (22,402)
CVB Financial Corp. .......... JPMorgan Chase Bank NA (1,393,649) 02/09/27 (0.15)% 1D OBFR01 Monthly (10,866)
CVS Health Corp. ........... Citibank NA (958,014) 02/24/28 (0.15)% 1D OBFR01 Monthly (25,920)
Daikin Industries Ltd. ......... Citibank NA (813,748) 02/24/27 (0.25)% 1D OBFR01 Monthly (13,886)
Daiwa House Industry Co. Ltd. ... Merrill Lynch International & Co. (4,415,555) 03/15/28 (0.25)% 1D P TONA Monthly 180,205
Danaher Corp. ............. Merrill Lynch International & Co. (1,856,483) 02/15/28 (0.15)% 1D OBFR01 Monthly 17,363
Dassault Aviation SA ......... Barclays Bank plc (1,605,158) 03/15/27 (0.10)% 1D ESTR Monthly 4,686
Deere & Co. ............... Citibank NA (1,365,672) 02/24/28 (0.15)% 1D OBFR01 Monthly 13,752
Delivery Hero SE ............ Barclays Bank plc (1,203,995) 03/15/27 (0.26)% 1D ESTR Monthly 11,085
Demant A/S ............... Merrill Lynch International & Co. (1,337,005) 02/15/28 0.00% 1W CIBOR Monthly (105,443)
Dentsu Soken, Inc. ........... Merrill Lynch International & Co. (1,229,919) 03/15/28 0.00% 1D P TONA Monthly (29,249)
Descartes Systems Group, Inc.
(The) .................. Merrill Lynch International & Co. (950,787) 02/15/28 0.00% CABROVER Monthly (9,012)
Dexcom, Inc. ............... Barclays Bank plc (10,847,789) 01/25/27 (0.10)% 1D OBFR01 Monthly 516,561
Dexcom, Inc. ............... Merrill Lynch International & Co. (1,162,379) 02/15/28 0.00% 1D OBFR01 Monthly 69,659
Diamondback Energy, Inc. ...... Barclays Bank plc (1,591,774) 01/25/27 (0.15)% 1D OBFR01 Monthly (49,883)
Disco Corp. ................ Citibank NA (493,476) 02/24/27 (0.15)% 1D P TONA Monthly 4,376
Disco Corp. ................ Merrill Lynch International & Co. (83,331) 03/15/28 (0.15)% 1D P TONA Monthly 1,814
Discovery Ltd. .............. Merrill Lynch International & Co. (1,468,266) 02/15/28 (0.35)% 1M JIBAR Monthly 3,815
Dover Corp. ............... Merrill Lynch International & Co. (1,957,520) 02/15/28 (0.15)% 1D OBFR01 Monthly (1,910)
Dr Ing hc F Porsche AG (Preference) Citibank NA (56,070) 02/24/27 (1.00)% 1D ESTR Monthly (3,151)
Dr Ing hc F Porsche AG (Preference) Barclays Bank plc (1,324,123) 03/15/27 (0.26)% 1D ESTR Monthly (74,395)
DuPont de Nemours, Inc. ...... Merrill Lynch International & Co. (1,305,018) 02/15/28 (0.15)% 1D OBFR01 Monthly (9,442)
East Japan Railway Co. ....... Barclays Bank plc (1,486,075) 01/14/27 (0.18)% 1D P TONA Monthly (30,303)
Eiffage SA ................ Citibank NA (1,581,692) 02/24/27 (0.26)% 1D ESTR Monthly (28,668)
Element Fleet Management Corp. Merrill Lynch International & Co. (1,195,163) 02/15/28 0.00% CABROVER Monthly 17,511

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Emmi AG (Registered) ........ Merrill Lynch International & Co. USD (304,423) 02/15/28 (0.26)% SSARON Monthly $ (16,305)
Energisa SA ............... Merrill Lynch International & Co. (1,355,631) 02/15/28 0.00% 1D OBFR01 Monthly (80,204)
Engie Brasil Energia SA ....... JPMorgan Chase Bank NA (54,075) 02/10/27 (0.50)% 1D OBFR01 Monthly (1,133)
Engie Brasil Energia SA ....... Merrill Lynch International & Co. (1,216,652) 02/15/28 0.00% 1D OBFR01 Monthly (53,303)
Entain plc ................. Merrill Lynch International & Co. (908,948) 02/15/28 0.00% 1D SONIA Monthly (57,147)
Expand Energy Corp. ......... Citibank NA (1,173,276) 02/24/28 (0.15)% 1D OBFR01 Monthly (23,326)
Expedia Group, Inc. .......... Barclays Bank plc (16,205,082) 01/25/27 (0.15)% 1D OBFR01 Monthly 394,427
Ezaki Glico Co. Ltd. .......... Citibank NA (1,340,284) 02/24/27 (0.15)% 1D P TONA Monthly (3,647)
F5, Inc. .................. Barclays Bank plc (1,930,411) 01/25/27 (0.10)% 1D OBFR01 Monthly (8,100)
FirstEnergy Corp. ........... Citibank NA (3,057,879) 02/24/28 (0.15)% 1D OBFR01 Monthly (118,503)
Franco-Nevada Corp. ......... Merrill Lynch International & Co. (1,869,411) 02/15/28 0.00% CABROVER Monthly (37,185)
Fujikura Ltd. ............... Merrill Lynch International & Co. (864,903) 03/15/28 (0.16)% 1D P TONA Monthly (26,163)
Gen Digital, Inc. ............. Merrill Lynch International & Co. (2,053,708) 02/15/28 0.00% 1D OBFR01 Monthly 149,995
Generac Holdings, Inc. ........ Merrill Lynch International & Co. (778,508) 02/15/28 0.00% 1D OBFR01 Monthly (41,878)
General Dynamics Corp. ....... Merrill Lynch International & Co. (1,091,583) 02/15/28 0.00% 1D OBFR01 Monthly (6,721)
General Mills, Inc. ........... Merrill Lynch International & Co. (2,062,140) 02/15/28 (0.15)% 1D OBFR01 Monthly 7,596
Genting Singapore Ltd. ........ Merrill Lynch International & Co. (2,357,295) 02/15/28 0.00% 1D OBFR01 Monthly (3,083)
Georg Fischer AG (Registered) .. Citibank NA (1,887,738) 02/24/27 (0.26)% SSARON Monthly (15,904)
Gildan Activewear, Inc. ........ Citibank NA (2,347,005) 02/24/28 (0.20)% 1D CORRA Monthly 19,174
Grifols SA ................. Merrill Lynch International & Co. (1,229,636) 02/15/28 (0.26)% 1D ESTR Monthly 26,503
H & M Hennes & Mauritz AB .... Barclays Bank plc (1,826,956) 04/26/27 (0.26)% 1D STIBOR Monthly (49,542)
Haier Smart Home Co. Ltd. ..... Merrill Lynch International & Co. (1,081,387) 02/15/28 (0.15)% 1D OBFR01 Monthly (16,983)
Hakuhodo DY Holdings, Inc. .... Merrill Lynch International & Co. (1,226,627) 03/15/28 (0.25)% 1D P TONA Monthly (13,901)
Hankyu Hanshin Holdings, Inc. ... Merrill Lynch International & Co. (1,916,190) 03/15/28 (0.25)% 1D P TONA Monthly (154,127)
HCA Healthcare, Inc. ......... Merrill Lynch International & Co. (1,785,646) 02/15/28 (0.15)% 1D OBFR01 Monthly 176,630
Heiwa Corp. ............... Barclays Bank plc (393,371) 01/14/27 (0.20)% 1D P TONA Monthly 4,443
Helvetia Baloise Holding AG .... Merrill Lynch International & Co. (1,675,742) 02/15/28 (0.26)% SSARON Monthly (58,286)
Hewlett Packard Enterprise Co. .. Merrill Lynch International & Co. (947,633) 02/15/28 0.00% 1D OBFR01 Monthly (52,387)
Hexagon AB ............... Citibank NA (791,356) 02/24/27 (0.26)% TN STIBOR Monthly 20,572
Holmen AB ................ Barclays Bank plc (2,488,444) 04/26/27 (0.26)% 1D STIBOR Monthly (97,057)
Honda Motor Co. Ltd. ......... Citibank NA (2,452,604) 02/24/27 (0.25)% 1D P TONA Monthly (2,177)
Hoya Corp. ................ Merrill Lynch International & Co. (2,625,554) 03/15/28 (0.15)% 1D P TONA Monthly 7,811
HSBC Holdings plc .......... Citibank NA (1,732,144) 02/24/27 (0.25)% 1D SONIA Monthly (95,691)
HUB24 Ltd. ................ JPMorgan Chase Bank NA (1,723,780) 02/10/27 (0.25)% 1D AONIA Monthly 73,324
IAMGOLD Corp. ............ Merrill Lynch International & Co. (1,053,720) 02/15/28 0.00% CABROVER Monthly (136,653)
IDEX Corp. ................ Merrill Lynch International & Co. (1,900,982) 02/15/28 (0.15)% 1D OBFR01 Monthly 5,482
IMCD NV ................. Barclays Bank plc (941,397) 03/15/27 (0.26)% 1D ESTR Monthly (209,708)
Infroneer Holdings, Inc. ........ Merrill Lynch International & Co. (4,475,790) 03/15/28 0.00% 1D P TONA Monthly 175,051
InPost SA ................. Citibank NA (2,322,866) 02/24/27 (0.26)% 1D ESTR Monthly (54,777)
International Flavors & Fragrances,
Inc. ................... Citibank NA (2,255,103) 02/24/28 (0.15)% 1D OBFR01 Monthly (146,302)
International Paper Co. ........ Barclays Bank plc (2,233,168) 01/25/27 (0.15)% 1D OBFR01 Monthly (8,792)
International Paper Co. ........ Barclays Bank plc (799,472) 03/26/27 (0.75)% 1D SONIA Monthly (18,987)
Invesco Preferred ETF ........ JPMorgan Chase Bank NA (11,280,000) 02/09/27 (1.02)% 1D OBFR01 Monthly 400,000
Investment AB Latour ......... Barclays Bank plc (1,727,200) 04/26/27 (0.26)% 1D STIBOR Monthly (109,481)
iShares iBoxx $ High Yield Corporate
Bond ETF ............... Citibank NA (42,856,927) 02/24/28 (3.39)% 1D OBFR01 Monthly (64,738)
iShares iBoxx $ Investment Grade
Corporate Bond ETF ....... JPMorgan Chase Bank NA (47,977,413) 02/09/27 (3.27)% 1D OBFR01 Monthly 792,263
iShares iBoxx $ Investment Grade
Corporate Bond ETF ....... Merrill Lynch International & Co. (37,257,628) 02/15/28 (0.15)% 1D OBFR01 Monthly (102,836)
iShares Preferred & Income
Securities ETF ........... JPMorgan Chase Bank NA (15,585,000) 02/09/27 (1.52)% 1D OBFR01 Monthly 425,000
iShares Preferred & Income
Securities ETF ........... Merrill Lynch International & Co. (25,061,250) 02/15/28 (0.50)% 1D OBFR01 Monthly 350,450
J Front Retailing Co. Ltd. ....... Citibank NA (1,135,846) 02/24/27 (0.15)% 1D P TONA Monthly (48,348)
Japan Airlines Co. Ltd. ........ Citibank NA (1,463,751) 02/24/27 (0.25)% 1D P TONA Monthly (12,157)
Japan Steel Works Ltd. (The) .... Merrill Lynch International & Co. (1,179,662) 03/15/28 (0.25)% 1D P TONA Monthly 39,426
JD Sports Fashion plc ......... Citibank NA (1,571,768) 02/24/27 (0.25)% 1D SONIA Monthly (55,314)
JDE Peet's NV ............. Merrill Lynch International & Co. (1,058,623) 02/15/28 (0.26)% 1D ESTR Monthly (7,233)
Jeol Ltd. .................. Merrill Lynch International & Co. (1,250,971) 03/15/28 (0.15)% 1D P TONA Monthly 29,298
Johnson Controls International plc Barclays Bank plc (3,798,195) 01/25/27 (0.10)% 1D OBFR01 Monthly 66,120
Kansai Paint Co. Ltd. ......... Merrill Lynch International & Co. (5,130,687) 03/15/28 0.00% 1D P TONA Monthly 200,016

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
KDDI Corp. ................ Merrill Lynch International & Co. USD (1,149,734) 03/15/28 (0.15)% 1D P TONA Monthly $ (28,516)
KeyCorp .................. Merrill Lynch International & Co. (3,012,212) 02/15/28 (0.15)% 1D OBFR01 Monthly (167,718)
Kinder Morgan, Inc. .......... Citibank NA (1,318,061) 02/24/28 (0.15)% 1D OBFR01 Monthly 7,038
Klepierre SA ............... Merrill Lynch International & Co. (2,461,717) 02/15/28 (0.26)% 1D ESTR Monthly 25,229
Kobe Steel Ltd. ............. Barclays Bank plc (1,709,860) 01/14/27 (0.15)% 1D P TONA Monthly 10,799
Koei Tecmo Holdings Co. Ltd. ... Citibank NA (1,585,347) 02/24/27 (0.25)% 1D P TONA Monthly 108,444
Komatsu Ltd. .............. Citibank NA (909,458) 02/24/27 (0.25)% 1D P TONA Monthly (54,200)
LANXESS AG .............. JPMorgan Chase Bank NA (4,768,386) 02/11/27 0.00% 1D ESTR Monthly (2,800,447)
Legal & General Group plc ..... Citibank NA (1,727,056) 02/24/27 (0.25)% 1D OBFR01 Monthly (11,744)
Leidos Holdings, Inc. ......... Citibank NA (1,020,528) 02/24/28 (0.15)% 1D OBFR01 Monthly 40,752
Lennar Corp. ............... Merrill Lynch International & Co. (962,860) 02/15/28 (0.15)% 1D OBFR01 Monthly 68,408
Li Auto, Inc. ............... Merrill Lynch International & Co. (1,568,634) 02/15/28 (0.30)% HONIA Monthly (49,302)
Lottery Corp. Ltd. (The) ........ JPMorgan Chase Bank NA (2,903,560) 02/10/27 (0.25)% 1D AONIA Monthly (41,506)
Lotus Bakeries NV ........... Citibank NA (1,113,014) 02/24/27 (0.26)% 1D ESTR Monthly (16,062)
Lululemon Athletica, Inc. ....... Citibank NA (1,864,800) 02/24/28 (0.15)% 1D OBFR01 Monthly 119,460
M&G plc .................. Citibank NA (1,239,729) 02/24/27 (0.25)% 1D SONIA Monthly (2,564)
Marks & Spencer Group plc ..... Citibank NA (1,069,985) 02/24/27 (0.25)% 1D OBFR01 Monthly (3,729)
MatsukiyoCocokara & Co. ...... Citibank NA (1,886,437) 02/24/27 (0.25)% 1D P TONA Monthly (106,287)
Mercari, Inc. ............... Merrill Lynch International & Co. (1,016,365) 03/15/28 0.00% 1D P TONA Monthly (80,823)
Merlin Properties Socimi SA .... Merrill Lynch International & Co. (2,028,660) 02/15/28 (0.10)% 1D ESTR Monthly (7,883)
Meta Platforms, Inc. .......... JPMorgan Chase Bank NA (2,201,126) 02/09/27 (0.15)% 1D OBFR01 Monthly 255,884
Mid-America Apartment
Communities, Inc. ......... Citibank NA (1,799,133) 02/24/28 (0.15)% 1D OBFR01 Monthly 3,969
Mitsubishi Chemical Group Corp. . Citibank NA (1,877,150) 02/24/27 (0.25)% 1D P TONA Monthly (121,641)
Mondi plc ................. Citibank NA (1,101,256) 02/24/27 (0.25)% 1D SONIA Monthly (46,265)
Morgan Stanley ............. Citibank NA (3,067,453) 02/24/28 (0.15)% 1D OBFR01 Monthly (10,006)
MTR Corp. Ltd. ............. Merrill Lynch International & Co. (2,007,637) 02/15/28 (0.30)% HONIA Monthly 1,682
Nagoya Railroad Co., Ltd. ...... Merrill Lynch International & Co. (7,782,328) 03/15/28 (0.25)% 1D P TONA Monthly 11,475
National Australia Bank Ltd. ..... JPMorgan Chase Bank NA (1,735,697) 02/10/27 (0.25)% 1D AONIA Monthly 170,818
Nebius Group NV ........... JPMorgan Chase Bank NA (3,088,279) 02/09/27 (0.77)% 1D OBFR01 Monthly 291,532
NEC Corp. ................ Merrill Lynch International & Co. (964,870) 03/15/28 (0.15)% 1D P TONA Monthly 11,847
Nestle SA (Registered) ........ Citibank NA (1,758,771) 02/24/27 (0.26)% 1D OBFR01 Monthly 2,941
Nexi SpA ................. Merrill Lynch International & Co. (1,073,858) 02/15/28 (0.40)% 1D ESTR Monthly (158,716)
NEXTDC Ltd. .............. JPMorgan Chase Bank NA (1,323,191) 02/10/27 (0.25)% 1D AONIA Monthly 126,343
NIKE, Inc. ................. Merrill Lynch International & Co. (2,105,687) 02/15/28 0.00% 1D OBFR01 Monthly 61,553
Nikkon Holdings Co. Ltd. ....... Barclays Bank plc (689,376) 01/14/27 (0.20)% 1D P TONA Monthly (40,990)
Nippon Steel Corp. ........... JPMorgan Chase Bank NA (1,481,038) 02/10/27 (0.25)% 1D P TONA Monthly 45,108
Nippon Steel Corp. ........... Merrill Lynch International & Co. (9,590,576) 03/15/28 (0.25)% 1D P TONA Monthly (43,875)
NiSource, Inc. .............. Citibank NA (1,609,638) 02/24/28 (0.15)% 1D OBFR01 Monthly (42,126)
Norsk Hydro ASA ............ Citibank NA (1,868,496) 02/24/27 (0.26)% NOWA Monthly (338,858)
Northern Star Resources Ltd. .... JPMorgan Chase Bank NA (1,047,217) 02/10/27 (0.23)% 1D AONIA Monthly 138,667
Obara Group, Inc. ........... Merrill Lynch International & Co. (5,113,065) 03/15/28 0.00% 1D P TONA Monthly 228,664
Omnicom Group, Inc. ......... Merrill Lynch International & Co. (1,116,766) 02/15/28 (0.15)% 1D OBFR01 Monthly 47,364
Open House Group Co. Ltd. .... Citibank NA (170,819) 02/24/27 (0.15)% 1D OBFR01 Monthly (2,229)
Open House Group Co. Ltd. .... Merrill Lynch International & Co. (1,491,651) 03/15/28 (0.25)% 1D P TONA Monthly 11,132
ORLEN SA ................ JPMorgan Chase Bank NA (1,796,082) 02/11/27 (0.50)% 1D OBFR01 Monthly (222,167)
OSG Corp. ................ Merrill Lynch International & Co. (1,515,885) 03/15/28 0.00% 1D P TONA Monthly (12,072)
Pagaya Technologies Ltd. ...... Barclays Bank plc (4,879,415) 01/25/27 (0.38)% 1D OBFR01 Monthly 20,852
Pagaya Technologies Ltd. ...... JPMorgan Chase Bank NA (2,377,409) 02/09/27 (0.15)% 1D OBFR01 Monthly (14,371)
Panasonic Holdings Corp. ...... Citibank NA (1,638,665) 02/24/27 (0.15)% 1D P TONA Monthly (102,202)
Pandora A/S ............... Merrill Lynch International & Co. (830,508) 02/15/28 (0.26)% 1W CIBOR Monthly (34,326)
PayPal Holdings, Inc. ......... Citibank NA (1,514,817) 02/24/28 0.00% 1D OBFR01 Monthly 8,658
PDD Holdings, Inc. ........... Merrill Lynch International & Co. (1,398,520) 02/15/28 (0.15)% 1D OBFR01 Monthly (31,898)
Ping An Insurance Group Co. of
China Ltd. .............. Merrill Lynch International & Co. (44,095,262) 02/15/28 0.00% HONIA Monthly 1,388,596
Pirelli & C SpA .............. Citibank NA (2,634,198) 02/24/27 (0.20)% 1D ESTR Monthly (114,210)
PPL Corp. ................ Citibank NA (2,023,843) 02/24/28 (0.15)% 1D OBFR01 Monthly (65,697)
Public Storage .............. Citibank NA (2,143,428) 02/24/28 (0.15)% 1D OBFR01 Monthly 3,476
QUALCOMM, Inc. ........... Citibank NA (876,855) 02/24/28 (0.15)% 1D OBFR01 Monthly (11,727)
Quanta Services, Inc. ......... Citibank NA (907,920) 02/24/28 (0.15)% 1D OBFR01 Monthly 29,488
Quest Diagnostics, Inc. ........ Citibank NA (1,603,920) 02/24/28 (0.15)% 1D OBFR01 Monthly (3,116)
Randstad NV .............. Citibank NA (1,352,232) 02/24/27 (0.26)% 1D ESTR Monthly 73,340
Randstad NV .............. Merrill Lynch International & Co. (704,691) 02/15/28 (0.26)% 1D ESTR Monthly 10,435

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Realtek Semiconductor Corp. ... JPMorgan Chase Bank NA USD (793,597) 02/11/27 (1.37)% 1D OBFR01 Monthly $ 3,192
Reckitt Benckiser Group plc ..... Citibank NA (1,618,386) 02/24/27 (0.25)% 1D SONIA Monthly (224)
Regency Centers Corp. ....... Citibank NA (3,337,029) 02/24/28 (0.15)% 1D OBFR01 Monthly (44,973)
Renesas Electronics Corp. ..... Merrill Lynch International & Co. (1,593,302) 03/15/28 (0.15)% 1D P TONA Monthly 124,976
Rentokil Initial plc ............ Barclays Bank plc (1,417,144) 03/26/27 (0.25)% 1D SONIA Monthly (21,390)
Restaurant Brands International, Inc. Citibank NA (1,273,124) 02/24/28 (0.20)% 1D CORRA Monthly 341
Rexel SA ................. Citibank NA (1,344,987) 02/24/27 (0.26)% 1D ESTR Monthly (69,662)
Rightmove plc .............. Citibank NA (1,085,643) 02/24/27 (0.25)% 1D SONIA Monthly (20,287)
Rio Tinto plc ............... Citibank NA (1,213,183) 02/24/27 (0.25)% 1D SONIA Monthly (113,481)
ROCKWOOL A/S ............ Merrill Lynch International & Co. (1,301,471) 02/15/28 (0.26)% 1W CIBOR Monthly 4,391
Rohm Co. Ltd. .............. Merrill Lynch International & Co. (955,781) 03/15/28 0.00% 1D P TONA Monthly 39,252
Royal Bank of Canada ........ Merrill Lynch International & Co. (1,895,595) 02/15/28 0.00% CABROVER Monthly (44,280)
RTL Group SA .............. Citibank NA (813,231) 02/24/27 (1.25)% 1D ESTR Monthly (47,394)
Salesforce, Inc. ............. Citibank NA (1,458,513) 02/24/28 (0.15)% 1D OBFR01 Monthly 58,488
Salmar ASA ............... Merrill Lynch International & Co. (1,284,467) 02/15/28 (0.26)% NOWA Monthly 64,946
Sartorius Stedim Biotech ....... Merrill Lynch International & Co. (1,654,014) 02/15/28 0.00% 1D ESTR Monthly (79,370)
Sasol Ltd. ................. Merrill Lynch International & Co. (645,919) 02/15/28 (0.35)% 1M JIBAR Monthly (92,731)
Schroders plc .............. Citibank NA (1,269,810) 02/24/27 (0.25)% 1D SONIA Monthly (21,406)
Schroders plc .............. Merrill Lynch International & Co. (1,327,815) 02/15/28 (0.25)% 1D SONIA Monthly (22,687)
Seatrium Ltd. .............. JPMorgan Chase Bank NA (1,009,850) 02/10/27 (0.84)% 1D OBFR01 Monthly (42,312)
Sega Sammy Holdings, Inc. ..... Merrill Lynch International & Co. (1,489,175) 03/15/28 (0.25)% 1D P TONA Monthly 109,712
Sekisui Chemical Co. Ltd. ...... Citibank NA (1,267,006) 02/24/27 (0.25)% 1D P TONA Monthly (52,583)
Sembcorp Industries Ltd. ...... JPMorgan Chase Bank NA (1,259,280) 02/10/27 (0.58)% 1D OBFR01 Monthly (190,215)
SGH Ltd. ................. JPMorgan Chase Bank NA (790,413) 02/10/27 (0.25)% 1D AONIA Monthly 8,011
SGS SA (Registered) ......... Citibank NA (1,220,735) 02/24/27 (0.26)% SSARON Monthly 8,762
Shandong Gold Mining Co. Ltd. .. Merrill Lynch International & Co. (1,304,038) 02/15/28 0.00% HONIA Monthly 96,703
Sherwin-Williams Co. (The) ..... Citibank NA (981,187) 02/24/28 (0.15)% 1D OBFR01 Monthly (12,518)
Shimizu Corp. .............. Merrill Lynch International & Co. (1,017,271) 03/15/28 (0.25)% 1D OBFR01 Monthly (28,696)
Shin-Etsu Chemical Co. Ltd. .... Citibank NA (1,794,170) 02/24/27 (0.16)% 1D P TONA Monthly (103,327)
Shiseido Co. Ltd. ............ Merrill Lynch International & Co. (1,130,093) 03/15/28 (0.25)% 1D P TONA Monthly (69,162)
Sigma Healthcare Ltd. ........ JPMorgan Chase Bank NA (1,243,438) 02/10/27 (0.25)% 1D AONIA Monthly 15,100
Simon Property Group, Inc. ..... Citibank NA (2,686,052) 02/24/28 (0.15)% 1D OBFR01 Monthly (74,592)
Sino Land Co. Ltd. ........... Merrill Lynch International & Co. (1,612,283) 02/15/28 0.00% HONIA Monthly (8,472)
Smurfit Westrock plc ......... Citibank NA (1,056,510) 02/24/28 (0.15)% 1D OBFR01 Monthly (31,395)
Snap-on, Inc. .............. Citibank NA (2,356,575) 02/24/28 (0.15)% 1D OBFR01 Monthly (4,355)
Sonic Healthcare Ltd. ......... JPMorgan Chase Bank NA (1,193,970) 02/10/27 (0.25)% 1D AONIA Monthly (45,036)
SPIE SA .................. Citibank NA (1,125,254) 02/24/27 (0.26)% 1D ESTR Monthly 23,590
SSE plc .................. Barclays Bank plc (1,864,399) 03/26/27 (0.25)% 1D SONIA Monthly (85,270)
Standard Bank Group Ltd. ...... Merrill Lynch International & Co. (1,652,840) 02/15/28 (0.35)% 1M JIBAR Monthly (4,201)
Standard Life plc ............ Citibank NA (2,864,091) 02/24/27 (0.25)% 1D SONIA Monthly (132,711)
Stantec, Inc. ............... Merrill Lynch International & Co. (821,564) 02/15/28 0.00% CABROVER Monthly (16,997)
State Street SPDR Bloomberg High
Yield Bond ETF ........... Merrill Lynch International & Co. (912,597) 02/15/28 (0.25)% 1D OBFR01 Monthly (668)
STMicroelectronics NV ........ Barclays Bank plc (1,514,579) 03/15/27 (0.10)% 1D ESTR Monthly (135,809)
Sumitomo Corp. ............ Merrill Lynch International & Co. (930,372) 03/15/28 0.00% 1D P TONA Monthly (50,008)
Swedish Orphan Biovitrum AB ... Barclays Bank plc (1,242,618) 04/26/27 (0.26)% 1D STIBOR Monthly (127,855)
Swiss Prime Site AG (Registered) . Citibank NA (2,798,539) 02/24/27 (0.26)% SSARON Monthly (12,142)
Swisscom AG (Registered) ..... Merrill Lynch International & Co. (2,002,042) 02/15/28 (0.10)% SSARON Monthly 71,966
Syensqo SA ............... Citibank NA (1,121,842) 02/24/27 (0.26)% 1D ESTR Monthly (119,789)
T Rowe Price Group, Inc. ...... Merrill Lynch International & Co. (1,862,893) 02/15/28 (0.15)% 1D OBFR01 Monthly (57,089)
Taisei Corp. ............... Merrill Lynch International & Co. (1,388,425) 03/15/28 (0.15)% 1D P TONA Monthly 31,242
Taiwan Mobile Co. Ltd. ........ JPMorgan Chase Bank NA (1,797,558) 02/11/27 (0.56)% 1D OBFR01 Monthly (19,704)
Taiyo Yuden Co. Ltd. ......... Merrill Lynch International & Co. (3,043,054) 03/15/28 (0.25)% 1D P TONA Monthly 46,766
Teledyne Technologies, Inc. ..... Merrill Lynch International & Co. (1,160,043) 02/15/28 (0.15)% 1D OBFR01 Monthly 71,025
Teradyne, Inc. .............. Merrill Lynch International & Co. (928,433) 02/15/28 0.10% 1D OBFR01 Monthly 9,407
Texas Instruments, Inc. ........ Citibank NA (1,037,465) 02/24/28 (0.15)% 1D OBFR01 Monthly (30,305)
TIS, Inc. .................. Citibank NA (1,623,027) 02/24/27 (0.25)% 1D P TONA Monthly (6,238)
TKO Group Holdings, Inc. ...... Citibank NA (1,049,112) 02/24/28 (0.15)% 1D OBFR01 Monthly (39,798)
Tokio Marine Holdings, Inc. ..... Citibank NA (1,312,909) 02/24/27 (0.25)% 1D OBFR01 Monthly (15,521)
TOPPAN Holdings, Inc. ........ Barclays Bank plc (895,935) 01/14/27 (0.20)% 1D P TONA Monthly 67,770
Toromont Industries Ltd. ....... Merrill Lynch International & Co. (1,161,700) 02/15/28 0.00% CABROVER Monthly (28,337)
TOTVS SA ................ Merrill Lynch International & Co. (200,770) 02/15/28 0.00% 1D OBFR01 Monthly (8,692)
Tourmaline Oil Corp. .......... Citibank NA (3,580,561) 02/24/28 (0.20)% 1D CORRA Monthly 77,106

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Toyota Motor Corp. .......... Merrill Lynch International & Co. USD (2,597,219) 03/15/28 (0.15)% 1D P TONA Monthly $ 27,903
Trade Desk, Inc. (The) ........ Citibank NA (1,377,125) 02/24/28 (0.15)% 1D OBFR01 Monthly 72,450
UDR, Inc. ................. Citibank NA (3,921,816) 02/24/28 (0.15)% 1D OBFR01 Monthly 54,006
Unimicron Technology Corp. .... JPMorgan Chase Bank NA (818,240) 02/11/27 (1.00)% 1D OBFR01 Monthly 145,151
United Overseas Bank Ltd. ..... Merrill Lynch International & Co. (2,761,766) 02/15/28 (0.30)% 1D OBFR01 Monthly (23,520)
Vanguard Intermediate-Term
Corporate Bond ETF ....... JPMorgan Chase Bank NA (155,243,253) 02/09/27 (0.47)% 1D OBFR01 Monthly 2,200,852
Vanguard Short-Term Corporate
Bond ETF ............... Barclays Bank plc (142,398,000) 01/25/27 (0.88)% 1D OBFR01 Monthly (288,000)
Vend Marketplaces ASA ....... Citibank NA (1,363,666) 02/24/27 (0.26)% NOWA Monthly 15,082
Visional, Inc. ............... Citibank NA (760,579) 02/24/27 (0.15)% 1D OBFR01 Monthly (5,473)
W R Berkley Corp. ........... Barclays Bank plc (1,874,730) 01/25/27 (0.15)% 1D OBFR01 Monthly (20,878)
Wartsila OYJ Abp ............ Barclays Bank plc (1,180,327) 03/15/27 (0.10)% 1D ESTR Monthly (7,884)
Westinghouse Air Brake
Technologies Corp. ........ Merrill Lynch International & Co. (1,883,117) 02/15/28 0.00% 1D OBFR01 Monthly (66,181)
Wharf Real Estate Investment Co.
Ltd. ................... Merrill Lynch International & Co. (1,288,567) 02/15/28 (0.30)% HONIA Monthly 101,230
Whitbread plc .............. Citibank NA (1,682,978) 02/24/27 (0.25)% 1D SONIA Monthly 4,286
Willis Towers Watson plc ....... Citibank NA (2,523,498) 02/24/28 (0.15)% 1D OBFR01 Monthly 23,478
Wynn Macau Ltd. ............ Merrill Lynch International & Co. (1,384,714) 02/15/28 (0.85)% HONIA Monthly 7,689
Xero Ltd. ................. JPMorgan Chase Bank NA (2,146,700) 02/10/27 (0.25)% 1D AONIA Monthly 180,686
Xero Ltd. ................. Merrill Lynch International & Co. (328,342) 02/15/28 (0.15)% 1D AONIA Monthly 5,958
Xylem, Inc. ................ Citibank NA (1,115,442) 02/24/28 (0.15)% 1D OBFR01 Monthly 4,092
Yakult Honsha Co. Ltd. ........ Citibank NA (1,849,087) 02/24/27 (0.25)% 1D P TONA Monthly (50,143)
Yamaha Motor Co. Ltd. ........ Citibank NA (1,035,074) 02/24/27 (0.25)% 1D P TONA Monthly (60,145)
Zalando SE ............... Barclays Bank plc (762,720) 03/15/27 (0.26)% 1D ESTR Monthly 2,924
Zebra Technologies Corp. ...... Citibank NA (844,067) 02/24/28 (0.15)% 1D OBFR01 Monthly (13,161)
Zimmer Biomet Holdings, Inc. ... Citibank NA (1,457,480) 02/24/28 (0.15)% 1D OBFR01 Monthly (43,492)
ZTO Express Cayman, Inc. ..... JPMorgan Chase Bank NA (9,122,021) 02/10/27 (0.41)% HONIA Monthly (462,240)
      Total short positions of equity swaps 3,830,520
Total long and short position of equity swaps 461,112
Net dividends and financing fees (751,544)
Total equity swap contracts including dividends and financing fees $ (290,432)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.01
1-day ESTR ......................................... Euro Short-Term Rate 1.93
1-day IBR ........................................... Colombian Reference Banking Indicator 9.64
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 6.98
1-day SOFR ......................................... Secured Overnight Financing Rate 3.65
1-day SONIA ......................................... Sterling Overnight Index Average 3.73
1-day SORA ......................................... Singapore Overnight Rate Average 1.00
1-day THOR ......................................... Thailand Overnight Repo Rate ON 0.99
1-day TIIEOIS ........................................ Mexico Interbank TIIE 1-day 6.94
1-day TONAR ........................................ Tokyo Overnight Average Rate 0.73
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1.49
3-mo. BBR .......................................... Australian Bank Bill Rate 4.31
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2.82
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 2.36
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 6.75
3-mo. KLIBOR ........................................ Kuala Lumpur Interbank Offered Rate 3.37

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Reference Index Reference Rate
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1.68%
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3.75
6-mo. BBR .......................................... Australian Bank Bill Rate 4.78
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 6.62
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2.48
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3.62
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3.79
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Australia ............................................. $ — $ 92,543,831 $ — $ 92,543,831
Bermuda ............................................. — 47,154,390 — 47,154,390
Cayman Islands ........................................ — 2,454,813,029 106,456,776 2,561,269,805
France .............................................. — 37,794,162 — 37,794,162
Germany ............................................ — 2,178,795 — 2,178,795
Ireland .............................................. — 616,113,280 2,311,700 618,424,980
Italy ................................................ — 118,162,272 — 118,162,272
Jersey, Channel Islands ................................... — 241,743,155 — 241,743,155
Luxembourg .......................................... — 121,869,677 — 121,869,677
Netherlands ........................................... — 57,242,271 — 57,242,271
Portugal ............................................. — 31,479,704 — 31,479,704
Spain ............................................... — 77,084,465 — 77,084,465
Switzerland ........................................... — 495,809 — 495,809
United Kingdom ........................................ — 296,422,275 49,716,137 346,138,412
United States .......................................... — 3,119,600,963 176,637,650 3,296,238,613
Common Stocks
Argentina ............................................ 2,100,560 — — 2,100,560
Australia ............................................. — 301,644 — 301,644
Austria .............................................. — 445,056 — 445,056
Belgium ............................................. — 1,450,734 — 1,450,734
Brazil ............................................... 9,934,316 — 5,349,564 15,283,880
Canada ............................................. 37,080,355 — — 37,080,355
Chile ............................................... — — 1,905,297 1,905,297
China ............................................... 6,507,894 27,754,569 — 34,262,463

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Level 1 Level 2 Level 3 Total
Czech Republic ........................................ $ — $ 1,554,501 $ — $ 1,554,501
Egypt ............................................... — 5,083,121 — 5,083,121
France .............................................. — 6,683,220 — 6,683,220
Georgia ............................................. — 2,577,708 — 2,577,708
Germany ............................................ — 20,845,802 130 20,845,932
Greece .............................................. 2,364,227 2,113,838 — 4,478,065
Hong Kong ........................................... — 1,349,387 — 1,349,387
Hungary ............................................. — 3,034,335 — 3,034,335
India ............................................... 3,432,343 6,522,190 — 9,954,533
Indonesia ............................................ 379,627 4,484,721 — 4,864,348
Ireland .............................................. 407,486 — — 407,486
Israel ............................................... 2,240,205 — 17,554 2,257,759
Italy ................................................ — 10,322,019 — 10,322,019
Japan ............................................... — 9,936,174 — 9,936,174
Kazakhstan ........................................... 2,599,709 4,625,279 — 7,224,988
Luxembourg .......................................... — 2,287,801 — 2,287,801
Mexico .............................................. 7,080,437 — — 7,080,437
Norway .............................................. — 408,661 — 408,661
Philippines ........................................... 1,339,288 428,977 — 1,768,265
Poland .............................................. — 8,789,348 — 8,789,348
Republic of Turkiye ...................................... 2,146,895 6,946,100 — 9,092,995
Romania ............................................. — 1,311,248 — 1,311,248
Singapore ............................................ — 335,780 — 335,780
South Africa ........................................... 2,169,884 — — 2,169,884
South Korea .......................................... — 6,607,862 — 6,607,862
Spain ............................................... — 6,287,359 — 6,287,359
Sweden ............................................. — 1,453,100 — 1,453,100
Switzerland ........................................... 427,237 — — 427,237
Taiwan .............................................. — 6,290,107 — 6,290,107
Thailand ............................................. — 4,391,307 — 4,391,307
United Kingdom ........................................ 5,060,613 828,324 10,600,288 16,489,225
United States .......................................... 623,778,117 28,008,853 420,872,739 1,072,659,709
Corporate Bonds
Angola .............................................. — 17,145,505 — 17,145,505
Argentina ............................................ — 12,777,623 — 12,777,623
Australia ............................................. — 265,052,865 46,487,127 311,539,992
Austria .............................................. — 2,299,235 — 2,299,235
Belgium ............................................. — 29,318,449 — 29,318,449
Brazil ............................................... — 139,249,402 — 139,249,402
Canada ............................................. — 251,228,113 — 251,228,113
Chile ............................................... — 71,537,279 — 71,537,279
China ............................................... — 288,353,858 — 288,353,858
Colombia ............................................ — 41,780,873 — 41,780,873
Cyprus .............................................. — 9,381,795 — 9,381,795
Czech Republic ........................................ — 43,773,987 — 43,773,987
Denmark ............................................. — 45,471,264 — 45,471,264
Finland .............................................. — 40,429,353 — 40,429,353
France .............................................. — 808,903,505 17,382,288 826,285,793
Germany ............................................ — 493,216,563 24,626,015 517,842,578
Greece .............................................. — 21,642,826 — 21,642,826
Hong Kong ........................................... — 85,425,337 — 85,425,337
India ............................................... — 300,024,673 — 300,024,673
Indonesia ............................................ — 71,920,763 — 71,920,763
Ireland .............................................. — 60,238,692 — 60,238,692
Israel ............................................... — 22,341,652 — 22,341,652
Italy ................................................ — 415,518,096 41,251,870 456,769,966
Jamaica ............................................. — 1,322,281 150,620 1,472,901
Japan ............................................... — 173,894,684 — 173,894,684
Jersey, Channel Islands ................................... — 34,612,284 — 34,612,284
Jordan .............................................. — 2,835,854 — 2,835,854
Kazakhstan ........................................... — 9,820,828 — 9,820,828
Kuwait .............................................. — 515,627 — 515,627
Luxembourg .......................................... — 258,160,605 — 258,160,605
Macau .............................................. — 72,056,369 — 72,056,369
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Level 1 Level 2 Level 3 Total
Mauritius ............................................. $ — $ — $ 109,675,456 $ 109,675,456
Mexico .............................................. — 14,387,452 — 14,387,452
Mongolia ............................................. — 7,535,250 — 7,535,250
Netherlands ........................................... — 255,328,436 27,732,019 283,060,455
Nigeria .............................................. — 12,274,096 — 12,274,096
Pakistan ............................................. — 685,375 — 685,375
Panama ............................................. — 1,710,475 — 1,710,475
Peru ................................................ — 1,992,470 — 1,992,470
Philippines ........................................... — 69,083,066 — 69,083,066
Portugal ............................................. — 69,353,004 — 69,353,004
Qatar ............................................... — 9,960,500 — 9,960,500
Republic of Turkiye ...................................... — 40,853,138 — 40,853,138
Saudi Arabia .......................................... — 100,147,325 — 100,147,325
Singapore ............................................ — 26,679,062 14,336,068 41,015,130
Slovenia ............................................. — 1,739,452 — 1,739,452
South Africa ........................................... — 15,476,560 — 15,476,560
South Korea .......................................... — 7,086,237 — 7,086,237
Spain ............................................... — 146,623,197 — 146,623,197
Sweden ............................................. — 43,038,652 — 43,038,652
Switzerland ........................................... — 170,711,379 — 170,711,379
Taiwan .............................................. — 28,141,835 — 28,141,835
Thailand ............................................. — 25,035,884 — 25,035,884
Ukraine ............................................. — 36,789,101 — 36,789,101
United Arab Emirates .................................... — 38,823,482 — 38,823,482
United Kingdom ........................................ — 929,782,462 4,007,536 933,789,998
United States .......................................... — 4,043,986,776 581,601,877 4,625,588,653
Uzbekistan ........................................... — 21,413,179 — 21,413,179
Vietnam ............................................. — 8,676,824 — 8,676,824
Fixed Rate Loan Interests
Australia ............................................. — 16,627,795 — 16,627,795
France .............................................. — 9,167,028 — 9,167,028
India ............................................... — — 14,717,780 14,717,780
Jersey, Channel Islands ................................... — — 1,066 1,066
United States .......................................... — 132,460,020 73,977,543 206,437,563
Floating Rate Loan Interests
Australia ............................................. — 15,523,875 59,124,603 74,648,478
Austria .............................................. — 7,216,872 — 7,216,872
Belgium ............................................. — 6,854,180 — 6,854,180
Canada ............................................. — 31,608,430 — 31,608,430
Cayman Islands ........................................ — 235,172 14,113,699 14,348,871
Finland .............................................. — 10,244,618 — 10,244,618
France .............................................. — 40,381,544 — 40,381,544
Germany ............................................ — 42,335,139 18,137,209 60,472,348
Ireland .............................................. — 1,480,318 7,953,727 9,434,045
Jersey, Channel Islands ................................... — — 20,681,746 20,681,746
Luxembourg .......................................... — 98,410,731 37,160,971 135,571,702
Netherlands ........................................... — 37,208,438 31,087,442 68,295,880
New Zealand .......................................... — 13,937,508 — 13,937,508
Norway .............................................. — 1,756,803 — 1,756,803
Poland .............................................. — — 6,463,981 6,463,981
Spain ............................................... — 30,244,855 70,341,215 100,586,070
Sweden ............................................. — 10,529,829 — 10,529,829
United Kingdom ........................................ — 124,322,001 62,218,707 186,540,708
United States .......................................... — 683,781,697 380,805,235 1,064,586,932
Foreign Agency Obligations ................................. — 293,430,320 — 293,430,320
Foreign Government Obligations .............................. — 5,105,490,391 — 5,105,490,391
Grantor Trust ........................................... 99,482,909 — — 99,482,909
Investment Companies .................................... 1,130,002,846 — — 1,130,002,846
Municipal Bonds ......................................... — 268,232,662 — 268,232,662
Non-Agency Mortgage-Backed Securities
Australia ............................................. — 115,807,404 — 115,807,404
Ireland .............................................. — 226,952,000 — 226,952,000
Italy ................................................ — 31,018,294 — 31,018,294
Japan ............................................... — 6,898,989 — 6,898,989
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Level 1 Level 2 Level 3 Total
Luxembourg .......................................... $ — $ 8,142,923 $ — $ 8,142,923
Netherlands ........................................... — 30,700,676 — 30,700,676
Spain ............................................... — 4,969,769 — 4,969,769
United Kingdom ........................................ — 651,954,923 — 651,954,923
United States .......................................... — 5,309,216,578 147,608,969 5,456,825,547
Preferred Securities
Austria .............................................. — 32,179,384 — 32,179,384
Belgium ............................................. — 2,015,513 — 2,015,513
Brazil ............................................... — — 12,632,855 12,632,855
Canada ............................................. — 8,530,425 — 8,530,425
Chile ............................................... — 10,038,042 — 10,038,042
China ............................................... — — 85,667,336 85,667,336
Denmark ............................................. — 8,213,577 — 8,213,577
Finland .............................................. — — 8,412,123 8,412,123
France .............................................. — 281,734,471 — 281,734,471
Germany ............................................ — 202,772,599 — 202,772,599
Greece .............................................. — 9,583,634 — 9,583,634
Hong Kong ........................................... — 30,199,076 — 30,199,076
India ............................................... — 29,578,350 — 29,578,350
Indonesia ............................................ — 12,561,250 — 12,561,250
Ireland .............................................. — 3,221,994 — 3,221,994
Italy ................................................ — 98,718,874 — 98,718,874
Japan ............................................... — 49,583,852 — 49,583,852
Kuwait .............................................. — 4,900,000 — 4,900,000
Luxembourg .......................................... — 2,998,578 — 2,998,578
Mexico .............................................. — 1,971,725 — 1,971,725
Netherlands ........................................... — 9,474,001 — 9,474,001
Norway .............................................. — 10,961,796 — 10,961,796
Portugal ............................................. — 47,496,822 — 47,496,822
Qatar ............................................... — 14,374,200 — 14,374,200
Singapore ............................................ — 44,822,130 — 44,822,130
Spain ............................................... — 213,142,243 — 213,142,243
Sweden ............................................. — 14,852,482 — 14,852,482
Switzerland ........................................... — 9,835,307 — 9,835,307
Taiwan .............................................. — 6,225,300 — 6,225,300
Thailand ............................................. — 33,675,724 — 33,675,724
United Arab Emirates .................................... — 3,869,360 — 3,869,360
United Kingdom ........................................ — 210,252,732 1,487,445 211,740,177
United States .......................................... 5,226,084 305,097,227 513,342,484 823,665,795
U.S. Government Sponsored Agency Securities .................... 15,000,000 22,382,469,882 — 22,397,469,882
U.S. Treasury Obligations ................................... — 715,430,580 — 715,430,580
Warrants .............................................. 172,561 10,442 44,913,836 45,096,839
Short-Term Securities
Borrowed Bond Agreements ................................. — 325,255,186 — 325,255,186
Foreign Government Obligations .............................. — 194,772,329 — 194,772,329
Money Market Funds ...................................... 2,437,765,340 — — 2,437,765,340
U.S. Treasury Obligations ................................... — 2,386,189,143 — 2,386,189,143
Options Purchased
Credit contracts .......................................... — 96,751 — 96,751
Equity contracts .......................................... 9,681,275 7,127,268 — 16,808,543
Foreign currency exchange contracts ........................... — 15,621,804 — 15,621,804
Interest rate contracts ...................................... 675,939 42,014,942 — 42,690,881
Other contracts .......................................... — 8,029,069 — 8,029,069
Unfunded Floating Rate Loan Interests
(a)
........................... — 705,901 887,293 1,593,194
Liabilities
Investments
Borrowed Bonds ......................................... — (322,330,330) — (322,330,330)
TBA Sale Commitments .................................... — (12,364,377,286) — (12,364,377,286)
Investment Sold Short
Common Stocks ......................................... — (4,293,547) — (4,293,547)
Unfunded Floating Rate Loan Interests
(a)
........................... — (614) (436,491) (437,105)
$ 4,407,056,147 $ 46,182,466,082 $ 3,252,419,485 $ 53,841,941,714
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

Level 1 Level 2 Level 3 Total
Investments Valued at NAV
(b)
...................................... 30,005,406
$ 53,871,947,120
Derivative Financial Instruments
(c)
Assets
Commodity contracts ....................................... $ 1,655,567 $ — $ — $ 1,655,567
Credit contracts ........................................... — 25,473,039 — 25,473,039
Equity contracts ........................................... 18,966,210 32,346,993 — 51,313,203
Foreign currency exchange contracts ............................ — 245,589,582 — 245,589,582
Interest rate contracts ....................................... 138,567,220 385,564,544 — 524,131,764
Other contracts ........................................... — 418,704 — 418,704
Liabilities
Credit contracts ........................................... — (25,991,665) — (25,991,665)
Equity contracts ........................................... (12,321,591) (57,675,589) — (69,997,180)
Foreign currency exchange contracts ............................ — (147,138,546) — (147,138,546)
Interest rate contracts ....................................... (65,241,666) (431,812,853) — (497,054,519)
Other contracts ........................................... — (614,557) — (614,557)
$ 81,625,740 $ 26,159,652 $ — $ 107,785,392
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $980,857 are categorized as Level 2 within the fair value hierarchy.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Investments
Assets/Liabilities
Opening balance, as of December 31, 2025 ........................................... $ 194,568,342 $ 213,704,674 $ 886,278,964 $ 74,648,279 $ 774,047,289
Transfers into Level 3
(a)
........................................................ — 70,444 50,132,000 2,170 25,192,934
Transfers out of Level 3
(b)(c)
...................................................... (1,030,000) — (55,652,703) — (35,821,813)
Accrued discounts/premiums ..................................................... (17,620) — 521,566 (165,864) 232,390
Net realized gain (loss) ........................................................ 122,557 — 276,810 6,470 (546,734)
Net change in unrealized appreciation (depreciation)
(d)
.................................... 2,581,205 50,537,318 (55,465,176) 145,016 (108,741,688)
Purchases ................................................................. 158,617,052 174,433,136 56,941,697 14,717,780 302,839,088
Sales .................................................................... (19,719,273) — (15,782,282) (657,462) (249,112,931)
Closing balance, as of March 31, 2026 ..............................................
$ 335,122,263 $ 438,745,572 $ 867,250,876 $ 88,696,389 $ 708,088,535
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026
(d)
........
$ (2,162,088) $ 43,279,760 $ (13,836,398) $ 150,492 $ (15,315,790)
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2025 ........................................... $ 136,545,601 $ 652,680,153 $ 249,926 $ 43,217,405 $ 2,975,940,633
Transfers into Level 3
(a)
........................................................ — — — — 75,397,548
Transfers out of Level 3
(b)(c)
...................................................... — — — (56) (92,504,572)
Accrued discounts/premiums ..................................................... 163,105 — — — 733,577
Net realized gain (loss) ........................................................ 46,681 — — — (94,216)
Net change in unrealized appreciation (depreciation)
(d)
.................................... (3,767,727) 27,965,428 200,876 1,696,487 (84,848,261)
Purchases ................................................................. 18,879,833 47,879,818 — — 774,308,404
Sales .................................................................... (4,258,524) (106,983,156) — — (396,513,628)
Closing balance, as of March 31, 2026 ..............................................
$ 147,608,969 $ 621,542,243 $ 450,802 $ 44,913,836 $ 3,252,419,485
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026
(d)
........
$ (3,733,300) $ 36,631,466 $ 200,876 $ 1,769,172 $ 46,984,190
(a)
As of December 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of December 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 1 in the fair value hierarchy.
(c)
As of December 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Strategic Income Opportunities Portfolio

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $807,353,963.
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset-Backed Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 177,985,529 Income Discount Rate 7% - 8% 8%
Common Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 394,883,416 Market Revenue Multiple 1.00x - 32.10x 11.78x
Volatility 49% - 80% 64%
Time to Exit 1.0 - 3.0 years 2.0 years
EBITDA Multiple 3.75x - 71.43x 60.71x
Discount for Lack of
Marketability 10% - 11% 10%
NAV Multiple 1.15x —
Risk Free Rate 4% —
Income Discount Rate 10% -15% 13%
Corporate Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 785,738,531 Income Discount Rate 5% - 34% 12%
Market Revenue Multiple 0.60x —
Direct Profit Multiple 2.00x —
Time to Exit 0.2 - 1.8 years 1.4 years
Volatility 55% 55%
Fixed Rate Loan Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 73,977,541 Income Discount Rate 8% - 8% 7%
Floating Rate Loan Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 377,034,009 Income Discount Rate 5% - 21% 10%
Market EBITDA Multiple 9.75x —
Revenue Multiple 0.63x —
Non-Agency Mortgage-Backed Securities . . . . . . . . . . . . . . . . . . 23,097,468 Income Discount Rate 8% —
Preferred Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 571,158,985 Market Revenue Multiple 1.60x - 62.49x 21.23x
Volatility 40% - 80% 73%
Time to Exit 1.0 - 4.0 years 3.1 years
Gross Profit Multiple 12.75x —
EBITDAR Multiple 8.25x —
EBITDA Multiple 8.50x - 10.75x 9.74x
Market Adjustment Multiple 0.20x - 1.10x 1.06x
Income Discount Rate 11% - 16% 14%
Warrants . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 41,190,043 Market Revenue Multiple 5.0x - 9.75x 8.94x
Volatility 50% - 80% 69%
Time to Exit 1.0 - 5.2 years 3.6 years
EBITDA Multiple 12.00x —
$ 2,445,065,522